UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-10325

VANECK ETF TRUST
(Exact name of registrant as specified in charter)

666 Third Avenue, New York, NY 10017

(Address of principal executive offices) (Zip code)

Van Eck Associates Corporation
666 Third Avenue, New York, NY 10017
(Name and address of agent for service)

Registrant’s telephone number, including area code: (212) 293-2000

Date of fiscal year end: APRIL 30

Date of reporting period: OCTOBER 31, 2025

Item 1.	REPORTS TO STOCKHOLDERS.

VanEck CEF Muni Income ETF

Ticker: XMPT | Cboe BZX Exchange, Inc.

Semi-Annual Shareholder Report - October 31, 2025

This semi-annual shareholder report contains important information about the VanEck CEF Muni Income ETF (the "Fund") for the period May 1, 2025 to October 31, 2025. You can find additional information about the Fund at https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/. You can also request this information by contacting us at 800.826.2333 or info@vaneck.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investmentFootnote Reference(a)
VanEck CEF Muni Income ETF	$21	0.41%Footnote Reference(b)
Footnote	Description
Footnote(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
Footnote(b)	Annualized

Key Fund Statistics

  Total Net Assets$190,397,125
  Number of Portfolio Holdings51
  Portfolio Turnover Rate4%
  Advisory Fees Paid$349,171

What did the Fund invest in?

Portfolio Composition (% of Total Net Assets)

Municipal Closed-End Funds
99.7%
Other assets less liabilities
0.3%
0
20
40
60
80
100

Value	Value	Value
Other assets less liabilities		0.3%
Municipal Closed-End Funds		99.7%

Top Ten Holdings (% of Total Net Assets)

Nuveen AMT-Free Quality Municipal Income Fund	8.1%
Nuveen Quality Municipal Income Fund	7.9%
Nuveen AMT-Free Municipal Credit Income Fund	7.6%
Nuveen Municipal Credit Income Fund	6.9%
BlackRock Municipal 2030 Target Term Trust	5.7%
Nuveen Municipal Value Fund, Inc.	5.1%
PIMCO Municipal Income Fund II	3.4%
BlackRock MuniYield Quality Fund, Inc.	2.9%
BlackRock MuniYield Quality Fund III, Inc.	2.6%
Nuveen Municipal High Income Opportunity Fund	2.6%

Need Additional Information?

If you wish to view additional information about the Fund including but not limited to financial statements, prospectus or holdings please scan the QR code or visit https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/.

VanEck Emerging Markets High Yield Bond ETF

Ticker: HYEM | NYSE Arca, Inc.

Semi-Annual Shareholder Report - October 31, 2025

This semi-annual shareholder report contains important information about the VanEck Emerging Markets High Yield Bond ETF (the "Fund") for the period May 1, 2025 to October 31, 2025. You can find additional information about the Fund at https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/. You can also request this information by contacting us at 800.826.2333 or info@vaneck.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
VanEck Emerging Markets High Yield Bond ETF	$21	0.40%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Key Fund Statistics

  Total Net Assets$439,830,487
  Number of Portfolio Holdings513
  Portfolio Turnover Rate22%
  Advisory Fees Paid$821,815

What did the Fund invest in?

Portfolio Composition (% of Total Net Assets)

Financials
29.8%
Energy
18.4%
Basic Materials
10.8%
Industrials
9.5%
Utilities
7.4%
Consumer Non-Cyclicals
4.1%
Technology
3.9%
Consumer Cyclicals
3.8%
Healthcare
3.6%
Government
2.8%
Real Estate
2.4%
Other Investments
0.3%
Other assets less liabilities
3.2%
0
5
10
15
20
25
30
35

Value	Value	Value
Other assets less liabilities		3.2%
Other Investments		0.3%
Real Estate		2.4%
Government		2.8%
Healthcare		3.6%
Consumer Cyclicals		3.8%
Technology		3.9%
Consumer Non-Cyclicals		4.1%
Utilities		7.4%
Industrials		9.5%
Basic Materials		10.8%
Energy		18.4%
Financials		29.8%

Top Ten Holdings (% of Total Net Assets)

Provincia de Buenos Aires, 6.62%, 9/1/2037	1.6%
Samarco Mineracao SA, 9.50%, 6/30/2031	0.8%
Grupo Nutresa SA, 9.00%, 5/12/2035	0.6%
Grupo Nutresa SA, 8.00%, 5/12/2030	0.6%
First Quantum Minerals Ltd., 9.38%, 3/1/2029	0.6%
Teva Pharmaceutical Finance Netherlands III BV, 4.10%, 10/1/2046	0.6%
Ecopetrol SA, 8.88%, 1/13/2033	0.5%
Digicel International Finance Ltd. / Difl US LLC, 8.62%, 8/1/2032	0.5%
Latam Airlines Group SA, 7.88%, 4/15/2030	0.5%
Petroleos del Peru SA, 5.62%, 6/19/2047	0.5%

Need Additional Information?

If you wish to view additional information about the Fund including but not limited to financial statements, prospectus or holdings please scan the QR code or visit https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/.

VanEck Fallen Angel High Yield Bond ETF

Ticker: ANGL | The NASDAQ Stock Market LLC

Semi-Annual Shareholder Report - October 31, 2025

This semi-annual shareholder report contains important information about the VanEck Fallen Angel High Yield Bond ETF (the "Fund") for the period May 1, 2025 to October 31, 2025. You can find additional information about the Fund at https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/. You can also request this information by contacting us at 800.826.2333 or info@vaneck.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
VanEck Fallen Angel High Yield Bond ETF	$13	0.26%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Key Fund Statistics

  Total Net Assets$3,085,830,578
  Number of Portfolio Holdings119
  Portfolio Turnover Rate25%
  Advisory Fees Paid$3,743,592

What did the Fund invest in?

Portfolio Composition (% of Total Net Assets)

Consumer Cyclicals
33.3%
Basic Materials
16.0%
Technology
13.6%
Real Estate
8.5%
Energy
8.2%
Financials
7.2%
Industrials
4.6%
Healthcare
4.0%
Utilities
1.2%
Other Investments
1.0%
Other assets less liabilities
2.4%
0
5
10
15
20
25
30
35

Value	Value	Value
Other assets less liabilities		2.4%
Other Investments		1.0%
Utilities		1.2%
Healthcare		4.0%
Industrials		4.6%
Financials		7.2%
Energy		8.2%
Real Estate		8.5%
Technology		13.6%
Basic Materials		16.0%
Consumer Cyclicals		33.3%

Top Ten Holdings (% of Total Net Assets)

Vodafone Group PLC, 7.00%, 4/4/2079	3.6%
Nissan Motor Co. Ltd., 4.34%, 9/17/2027	3.4%
Nissan Motor Co. Ltd., 4.81%, 9/17/2030	3.3%
Entegris, Inc., 4.75%, 4/15/2029	2.7%
Celanese US Holdings LLC, 6.67%, 7/15/2027	2.3%
Dresdner Funding Trust I, 8.15%, 6/30/2031	1.9%
Celanese US Holdings LLC, 6.85%, 11/15/2028	1.6%
Celanese US Holdings LLC, 7.20%, 11/15/2033	1.6%
Resorts World Las Vegas LLC / RWLV Capital, Inc., 4.62%, 4/16/2029	1.5%
Celanese US Holdings LLC, 7.05%, 11/15/2030	1.5%

Need Additional Information?

If you wish to view additional information about the Fund including but not limited to financial statements, prospectus or holdings please scan the QR code or visit https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/.

VanEck Green Bond ETF

Ticker: GRNB | NYSE Arca, Inc.

Semi-Annual Shareholder Report - October 31, 2025

This semi-annual shareholder report contains important information about the VanEck Green Bond ETF (the "Fund") for the period May 1, 2025 to October 31, 2025. You can find additional information about the Fund at https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/. You can also request this information by contacting us at 800.826.2333 or info@vaneck.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
VanEck Green Bond ETF	$10	0.20%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Key Fund Statistics

  Total Net Assets$157,610,490
  Number of Portfolio Holdings473
  Portfolio Turnover Rate11%
  Advisory Fees Paid$138,643

What did the Fund invest in?

Portfolio Composition (% of Total Net Assets)

Financials 32.4%
Utilities 21.0%
Government 11.8%
Real Estate 7.7%
Basic Materials 5.8%
Technology 5.2%
Consumer Cyclicals 4.9%
Industrials 2.8%
Mortgage Securities 2.5%
Consumer Non-Cyclicals 1.7%
Energy 1.3%
Other Investments 1.2%
Other assets less liabilities 1.7%
0
5
10
15
20
25
30
35

Value	Value	Value
Other assets less liabilities		1.7%
Other Investments		1.2%
Energy		1.3%
Consumer Non-Cyclicals		1.7%
Mortgage Securities		2.5%
Industrials		2.8%
Consumer Cyclicals		4.9%
Technology		5.2%
Basic Materials		5.8%
Real Estate		7.7%
Government		11.8%
Utilities		21.0%
Financials		32.4%

Top Ten Holdings (% of Total Net Assets)

European Investment Bank, 3.75%, 2/14/2033	1.5%
European Investment Bank, 4.38%, 10/10/2031	1.2%
WULF Compute LLC, 7.75%, 10/15/2030	1.0%
Kreditanstalt fuer Wiederaufbau, 1.00%, 10/1/2026	0.9%
Turkiye Government International Bond, 9.12%, 7/13/2030	0.8%
Kreditanstalt fuer Wiederaufbau, 4.38%, 2/28/2034	0.6%
JPMorgan Chase & Co., 6.07%, 10/22/2027	0.6%
Ford Motor Co., 3.25%, 2/12/2032	0.6%
Gaci First Investment Co., 4.88%, 2/14/2035	0.6%
Kreditanstalt fuer Wiederaufbau, 1.75%, 9/14/2029	0.6%

Need Additional Information?

If you wish to view additional information about the Fund including but not limited to financial statements, prospectus or holdings please scan the QR code or visit https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/.

VanEck High Yield Muni ETF

Ticker: HYD | Cboe BZX Exchange, Inc.

Semi-Annual Shareholder Report - October 31, 2025

This semi-annual shareholder report contains important information about the VanEck High Yield Muni ETF (the "Fund") for the period May 1, 2025 to October 31, 2025. You can find additional information about the Fund at https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/. You can also request this information by contacting us at 800.826.2333 or info@vaneck.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
VanEck High Yield Muni ETF	$16	0.32%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Key Fund Statistics

  Total Net Assets$3,588,318,859
  Number of Portfolio Holdings1,772
  Portfolio Turnover Rate13%
  Advisory Fees Paid$5,428,980

What did the Fund invest in?

Portfolio Composition (% of Total Net Assets)

Industrial Development Revenue
16.7%
Hospitals
11.2%
Tax
10.2%
Education
9.2%
Health
8.3%
Local GO
7.6%
Toll & Turnpike
4.5%
Airport
4.2%
Power
3.8%
Leasing COPS & Appropriations
3.6%
Multi-Family Housing
3.2%
Tobacco
3.1%
Utilities
3.0%
State GO
3.0%
Transportation
2.2%
Miscellaneous
1.8%
Other Investments
3.0%
Other assets less liabilities
1.4%
0
5
10
15
20

Value	Value	Value
Other assets less liabilities		1.4%
Other Investments		3.0%
Miscellaneous		1.8%
Transportation		2.2%
State GO		3.0%
Utilities		3.0%
Tobacco		3.1%
Multi-Family Housing		3.2%
Leasing COPS & Appropriations		3.6%
Power		3.8%
Airport		4.2%
Toll & Turnpike		4.5%
Local GO		7.6%
Health		8.3%
Education		9.2%
Tax		10.2%
Hospitals		11.2%
Industrial Development Revenue		16.7%

Top Ten Holdings (% of Total Net Assets)

California Infrastructure & Economic Development Bank, Brightline West Passenger Rail Project, 9.50%, 1/1/2065	1.0%
Buckeye Tobacco Settlement Financing Authority, 5.00%, 6/1/2055	1.0%
Puerto Rico Sales Tax Financing Corp., 4.33%, 7/1/2040	0.8%
Puerto Rico Sales Tax Financing Corp., 4.75%, 7/1/2053	0.7%
City of Houston, Texas Airport System Special Facilities, United Airlines, Inc., 4.00%, 7/15/2041	0.6%
Arkansas Development Finance Authority, Environmental Improvement, United States Steel Corporation Project, 5.45%, 9/1/2052	0.6%
Florida Development Finance Corp., Brightline Florida Passenger Rail Project, 5.25%, 7/1/2053	0.6%
Puerto Rico Sales Tax Financing Corp., 5.00%, 7/1/2058	0.5%
California Municipal Finance Authority, United Airlines, Inc., International Airport Project, 4.00%, 7/15/2029	0.5%
New York Transportation Development Corp., LaGuardia Airport Terminal B Redevelopment Project, 5.00%, 7/1/2046	0.5%

Need Additional Information?

If you wish to view additional information about the Fund including but not limited to financial statements, prospectus or holdings please scan the QR code or visit https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/.

VanEck IG Floating Rate ETF

Ticker: FLTR | NYSE Arca, Inc.

Semi-Annual Shareholder Report - October 31, 2025

This semi-annual shareholder report contains important information about the VanEck IG Floating Rate ETF (the "Fund") for the period May 1, 2025 to October 31, 2025. You can find additional information about the Fund at https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/. You can also request this information by contacting us at 800.826.2333 or info@vaneck.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
VanEck IG Floating Rate ETF	$7	0.14%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Key Fund Statistics

  Total Net Assets$2,570,938,663
  Number of Portfolio Holdings405
  Portfolio Turnover Rate38%
  Advisory Fees Paid$1,754,344

What did the Fund invest in?

Portfolio Composition (% of Total Net Assets)

Financials
85.0%
Consumer Cyclicals
4.5%
Industrials
3.0%
Energy
1.8%
Technology
1.8%
Healthcare
1.2%
Other Investments
1.6%
Other assets less liabilities
1.1%
0
20
40
60
80
100

Value	Value	Value
Other assets less liabilities		1.1%
Other Investments		1.6%
Healthcare		1.2%
Technology		1.8%
Energy		1.8%
Industrials		3.0%
Consumer Cyclicals		4.5%
Financials		85.0%

Top Ten Holdings (% of Total Net Assets)

Commonwealth Bank of Australia, 4.97%, 3/14/2030	1.4%
HSBC Holdings PLC, 5.86%, 5/13/2031	1.2%
Sumitomo Mitsui Trust Bank Ltd., 5.16%, 3/13/2030	0.9%
Morgan Stanley Bank NA, 5.03%, 7/14/2028	0.9%
Macquarie Bank Ltd., 4.90%, 6/12/2028	0.9%
Mitsubishi UFJ Financial Group, Inc., 5.31%, 9/12/2031	0.9%
Morgan Stanley Private Bank NA, 4.87%, 7/6/2028	0.9%
Australia & New Zealand Banking Group Ltd., 4.76%, 6/18/2028	0.9%
Australia & New Zealand Banking Group Ltd., 5.00%, 12/16/2029	0.8%
Sumitomo Mitsui Financial Group, Inc., 5.30%, 7/8/2031	0.8%

Need Additional Information?

If you wish to view additional information about the Fund including but not limited to financial statements, prospectus or holdings please scan the QR code or visit https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/.

VanEck Intermediate Muni ETF

Ticker: ITM | Cboe BZX Exchange, Inc.

Semi-Annual Shareholder Report - October 31, 2025

This semi-annual shareholder report contains important information about the VanEck Intermediate Muni  ETF (the "Fund") for the period May 1, 2025 to October 31, 2025. You can find additional information about the Fund at https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/. You can also request this information by contacting us at 800.826.2333 or info@vaneck.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
VanEck Intermediate Muni ETF	$9	0.18%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Key Fund Statistics

  Total Net Assets$2,065,222,592
  Number of Portfolio Holdings1,316
  Portfolio Turnover Rate5%
  Advisory Fees Paid$1,752,518

What did the Fund invest in?

Portfolio Composition (% of Total Net Assets)

State GO
Local GO
Tax
Education
Hospitals
Power
Water & Sewer
Toll & Turnpike
Transportation
Utilities
Leasing COPS & Appropriations
Miscellaneous
Multi-Family Housing
Airport
Single Family Housing
Other Investments
Other assets less liabilities
14.5%
14.3%
13.7%
8.1%
7.5%
7.4%
6.8%
5.3%
5.0%
4.6%
3.7%
2.3%
1.7%
1.5%
1.0%
1.3%
1.3%
0
2
4
6
8
10
12
14
16

Value	Value	Value
Other assets less liabilities		1.3%
Other Investments		1.3%
Single Family Housing		1.0%
Airport		1.5%
Multi-Family Housing		1.7%
Miscellaneous		2.3%
Leasing COPS & Appropriations		3.7%
Utilities		4.6%
Transportation		5.0%
Toll & Turnpike		5.3%
Water & Sewer		6.8%
Power		7.4%
Hospitals		7.5%
Education		8.1%
Tax		13.7%
Local GO		14.3%
State GO		14.5%

Top Ten Holdings (% of Total Net Assets)

New Jersey Educational Facilities Authority, 5.00%, 7/1/2064	0.6%
California Community Choice Financing Authority, Clean Energy Project, 5.00%, 8/1/2055	0.5%
California Community Choice Financing Authority, Clean Energy Project, 5.00%, 2/1/2055	0.5%
State of California, Various Purpose, 4.00%, 3/1/2036	0.5%
Connecticut State Health & Educational Facilities Authority, 5.00%, 7/1/2064	0.4%
California Community Choice Financing Authority, Clean Energy Project, 5.00%, 1/1/2056	0.4%
State of California, Various Purpose, 5.25%, 8/1/2032	0.3%
New York City Municipal Water Finance Authority, 5.00%, 6/15/2034	0.3%
California Housing Finance Agency, 3.75%, 3/25/2035	0.3%
National Finance Authority, Municipal Certificates, 4.17%, 1/20/2041	0.3%

Need Additional Information?

If you wish to view additional information about the Fund including but not limited to financial statements, prospectus or holdings please scan the QR code or visit https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/.

VanEck Long Muni ETF

Ticker: MLN | Cboe BZX Exchange, Inc.

Semi-Annual Shareholder Report - October 31, 2025

This semi-annual shareholder report contains important information about the VanEck Long Muni ETF (the "Fund") for the period May 1, 2025 to October 31, 2025. You can find additional information about the Fund at https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/. You can also request this information by contacting us at 800.826.2333 or info@vaneck.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
VanEck Long Muni ETF	$12	0.24%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Key Fund Statistics

  Total Net Assets$640,526,639
  Number of Portfolio Holdings652
  Portfolio Turnover Rate4%
  Advisory Fees Paid$661,933

What did the Fund invest in?

Portfolio Composition (% of Total Net Assets)

Local GO
Tax
Hospitals
Water & Sewer
State GO
Education
Single Family Housing
Toll & Turnpike
Transportation
Leasing COPS & Appropriations
Power
Airport
Utilities
Miscellaneous
Multi-Family Housing
Other Investments
Other assets less liabilities
15.5%
14.0%
11.6%
7.8%
7.2%
6.4%
6.0%
5.6%
4.8%
4.2%
3.9%
3.4%
2.6%
2.0%
1.6%
2.0%
1.4%
0
2
4
6
8
10
12
14
16
18

Value	Value	Value
Other assets less liabilities		1.4%
Other Investments		2.0%
Multi-Family Housing		1.6%
Miscellaneous		2.0%
Utilities		2.6%
Airport		3.4%
Power		3.9%
Leasing COPS & Appropriations		4.2%
Transportation		4.8%
Toll & Turnpike		5.6%
Single Family Housing		6.0%
Education		6.4%
State GO		7.2%
Water & Sewer		7.8%
Hospitals		11.6%
Tax		14.0%
Local GO		15.5%

Top Ten Holdings (% of Total Net Assets)

City of New York, 5.00%, 9/1/2048	0.8%
North Carolina Turnpike Authority, Triangle Expressway System, 5.00%, 1/1/2058	0.5%
Texas Transportation Finance Corporation, 5.50%, 10/1/2055	0.5%
City of Los Angeles Department of Airports, 5.25%, 5/15/2051	0.5%
State of Ohio, 5.00%, 5/1/2045	0.5%
New York State Dormitory Authority, 5.00%, 3/15/2045	0.5%
City of New York, 5.00%, 10/1/2045	0.5%
Commonwealth of Massachusetts, 5.00%, 8/1/2050	0.5%
City of San Antonio, Texas Electric & Gas Systems, 5.00%, 2/1/2054	0.5%
Geisinger Authority, Health System, 5.00%, 4/1/2050	0.4%

Need Additional Information?

If you wish to view additional information about the Fund including but not limited to financial statements, prospectus or holdings please scan the QR code or visit https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/.

VanEck Moody's Analytics BBB Corporate Bond ETF

Ticker: MBBB | Cboe BZX Exchange, Inc.

Semi-Annual Shareholder Report - October 31, 2025

This semi-annual shareholder report contains important information about the VanEck Moody's Analytics BBB Corporate Bond ETF (the "Fund") for the period May 1, 2025 to October 31, 2025. You can find additional information about the Fund at https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/. You can also request this information by contacting us at 800.826.2333 or info@vaneck.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
VanEck Moody's Analytics BBB Corporate Bond ETF	$13	0.25%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Key Fund Statistics

  Total Net Assets$8,741,802
  Number of Portfolio Holdings209
  Portfolio Turnover Rate31%
  Advisory Fees Paid$10,885

What did the Fund invest in?

Portfolio Composition (% of Total Net Assets)

Financials
Technology
Consumer Non-Cyclicals
Consumer Cyclicals
Energy
Utilities
Healthcare
Industrials
Real Estate
Basic Materials
Other assets less liabilities
22.2%
20.2%
15.1%
13.1%
6.9%
6.5%
5.6%
4.5%
2.9%
1.2%
1.8%
0
5
10
15
20
25

Value	Value	Value
Other assets less liabilities		1.8%
Basic Materials		1.2%
Real Estate		2.9%
Industrials		4.5%
Healthcare		5.6%
Utilities		6.5%
Energy		6.9%
Consumer Cyclicals		13.1%
Consumer Non-Cyclicals		15.1%
Technology		20.2%
Financials		22.2%

Top Ten Holdings (% of Total Net Assets)

Charter Communications Operating LLC / Charter Communications Operating Capital, 6.48%, 10/23/2045	1.7%
McDonald's Corp., 2.12%, 3/1/2030	1.6%
Verizon Communications, Inc., 2.55%, 3/21/2031	1.6%
Verizon Communications, Inc., 4.33%, 9/21/2028	1.4%
Societe Generale SA, 2.80%, 1/19/2028	1.1%
Oracle Corp., 5.38%, 7/15/2040	1.1%
Marriott International, Inc., 3.50%, 10/15/2032	1.1%
Lowe's Cos, Inc., 2.62%, 4/1/2031	1.1%
Deutsche Telekom International Finance BV, 8.75%, 6/15/2030	1.0%
Pacific Gas and Electric Co., 4.50%, 7/1/2040	1.0%

Need Additional Information?

If you wish to view additional information about the Fund including but not limited to financial statements, prospectus or holdings please scan the QR code or visit https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/.

VanEck Moody's Analytics IG Corporate Bond ETF

Ticker: MIG | Cboe BZX Exchange, Inc.

Semi-Annual Shareholder Report - October 31, 2025

This semi-annual shareholder report contains important information about the VanEck Moody's Analytics IG Corporate Bond ETF (the "Fund") for the period May 1, 2025 to October 31, 2025. You can find additional information about the Fund at https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/. You can also request this information by contacting us at 800.826.2333 or info@vaneck.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
VanEck Moody's Analytics IG Corporate Bond ETF	$10	0.20%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Key Fund Statistics

  Total Net Assets$14,686,786
  Number of Portfolio Holdings334
  Portfolio Turnover Rate21%
  Advisory Fees Paid$13,894

What did the Fund invest in?

Portfolio Composition (% of Total Net Assets)

Financials
23.2%
Consumer Non-Cyclicals
21.9%
Technology
18.7%
Utilities
9.3%
Consumer Cyclicals
8.5%
Industrials
5.7%
Energy
4.7%
Healthcare
3.5%
Real Estate
2.2%
Other Investments
0.7%
Other assets less liabilities
1.6%
0
5
10
15
20
25

Value	Value	Value
Other assets less liabilities		1.6%
Other Investments		0.7%
Real Estate		2.2%
Healthcare		3.5%
Energy		4.7%
Industrials		5.7%
Consumer Cyclicals		8.5%
Utilities		9.3%
Technology		18.7%
Consumer Non-Cyclicals		21.9%
Financials		23.2%

Top Ten Holdings (% of Total Net Assets)

Verizon Communications, Inc., 4.33%, 9/21/2028	0.9%
Berkshire Hathaway Finance Corp., 3.85%, 3/15/2052	0.8%
Societe Generale SA, 3.00%, 1/22/2030	0.8%
Charter Communications Operating LLC / Charter Communications Operating Capital, 5.38%, 4/1/2038	0.8%
Verizon Communications, Inc., 1.75%, 1/20/2031	0.7%
BNP Paribas SA, 5.89%, 12/5/2034	0.7%
AT&T, Inc., 3.80%, 12/1/2057	0.7%
Altria Group, Inc., 4.25%, 8/9/2042	0.7%
Citigroup, Inc., 6.02%, 1/24/2036	0.7%
BNP Paribas SA, 5.33%, 6/12/2029	0.7%

Need Additional Information?

If you wish to view additional information about the Fund including but not limited to financial statements, prospectus or holdings please scan the QR code or visit https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/.

VanEck Short High Yield Muni ETF

Ticker: SHYD | Cboe BZX Exchange, Inc.

Semi-Annual Shareholder Report - October 31, 2025

This semi-annual shareholder report contains important information about the VanEck Short High Yield Muni ETF (the "Fund") for the period May 1, 2025 to October 31, 2025. You can find additional information about the Fund at https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/. You can also request this information by contacting us at 800.826.2333 or info@vaneck.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
VanEck Short High Yield Muni ETF	$17	0.34%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Key Fund Statistics

  Total Net Assets$371,944,298
  Number of Portfolio Holdings493
  Portfolio Turnover Rate14%
  Advisory Fees Paid$581,627

What did the Fund invest in?

Portfolio Composition (% of Total Net Assets)

Industrial Development Revenue 20.4%
Power 10.0%
Local GO 8.2%
Hospitals 8.0%
Airport 7.5%
Utilities 7.2%
Tax 6.9%
Health 5.3%
Education 5.1%
State GO 4.8%
Multi-Family Housing 2.9%
Leasing COPS & Appropriations 2.9%
Transportation 1.9%
Miscellaneous 1.9%
Water & Sewer 1.5%
Toll & Turnpike 1.5%
Utilities - Other 1.4%
Other Investments 1.2%
Other assets less liabilities 1.4%
0
5
10
15
20
25

Value	Value	Value
Other assets less liabilities		1.4%
Other Investments		1.2%
Utilities - Other		1.4%
Toll & Turnpike		1.5%
Water & Sewer		1.5%
Miscellaneous		1.9%
Transportation		1.9%
Leasing COPS & Appropriations		2.9%
Multi-Family Housing		2.9%
State GO		4.8%
Education		5.1%
Health		5.3%
Tax		6.9%
Utilities		7.2%
Airport		7.5%
Hospitals		8.0%
Local GO		8.2%
Power		10.0%
Industrial Development Revenue		20.4%

Top Ten Holdings (% of Total Net Assets)

California Infrastructure & Economic Development Bank, Brightline West Passenger Rail Project, 9.50%, 1/1/2065	1.8%
California Municipal Finance Authority, United Airlines, Inc., International Airport Project, 4.00%, 7/15/2029	1.8%
Patriots Energy Group Financing Agency, Gas Supply, 5.25%, 10/1/2054	1.5%
Puerto Rico Commonwealth, 5.75%, 7/1/2031	1.2%
Puerto Rico Commonwealth, 4.00%, 7/1/2033	1.1%
City and County of Denver, United Airlines, Inc. Project, 5.00%, 10/1/2032	1.1%
Baldwin County Industrial Development Authority, Solid Waste Disposal, 5.00%, 6/1/2055	1.0%
Puerto Rico Commonwealth, 5.62%, 7/1/2029	0.9%
Mission Economic Development Corp., Senior Lien, Natgasoline Project, 4.62%, 10/1/2031	0.8%
New York Transportation Development Corp., American Airlines, Inc. John F. Kennedy International Airport Project, 5.25%, 8/1/2031	0.8%

Need Additional Information?

If you wish to view additional information about the Fund including but not limited to financial statements, prospectus or holdings please scan the QR code or visit https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/.

VanEck Short Muni ETF

Ticker: SMB | Cboe BZX Exchange, Inc.

Semi-Annual Shareholder Report - October 31, 2025

This semi-annual shareholder report contains important information about the VanEck Short Muni ETF (the "Fund") for the period May 1, 2025 to October 31, 2025. You can find additional information about the Fund at https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/. You can also request this information by contacting us at 800.826.2333 or info@vaneck.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
VanEck Short Muni ETF	$4	0.07%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Key Fund Statistics

  Total Net Assets$292,383,081
  Number of Portfolio Holdings333
  Portfolio Turnover Rate12%
  Advisory Fees Paid$98,728

What did the Fund invest in?

Portfolio Composition (% of Total Net Assets)

State GO
Local GO
Tax
Utilities
Education
Power
Water & Sewer
Hospitals
Transportation
Toll & Turnpike
Refunded
Leasing COPS & Appropriations
Multi-Family Housing
Airport
Miscellaneous
Pollution Control
Other Investments
Other assets less liabilities
19.4%
13.7%
10.2%
8.5%
6.4%
6.3%
5.7%
5.4%
5.3%
3.4%
3.2%
3.2%
2.2%
1.4%
1.2%
1.0%
2.3%
1.2%
0
5
10
15
20

Value	Value	Value
Other assets less liabilities		1.2%
Other Investments		2.3%
Pollution Control		1.0%
Miscellaneous		1.2%
Airport		1.4%
Multi-Family Housing		2.2%
Leasing COPS & Appropriations		3.2%
Refunded		3.2%
Toll & Turnpike		3.4%
Transportation		5.3%
Hospitals		5.4%
Water & Sewer		5.7%
Power		6.3%
Education		6.4%
Utilities		8.5%
Tax		10.2%
Local GO		13.7%
State GO		19.4%

Top Ten Holdings (% of Total Net Assets)

California Community Choice Financing Authority, Clean Energy Project, 4.00%, 2/1/2052	1.4%
State of California, Various Purpose, 5.00%, 4/1/2030	1.1%
Commonwealth of Massachusetts, 5.00%, 5/1/2031	1.0%
State of New Jersey, Various Purposes, 2.00%, 6/1/2030	1.0%
New York City Housing Development Corp., Multi-Family Housing, 3.95%, 11/1/2064	0.9%
California Statewide Communities Development Authority, Pollution Control, Southern California Edison Company, 1.75%, 9/1/2029	0.8%
Massachusetts Water Resources Authority, 5.25%, 8/1/2030	0.8%
Black Belt Energy Gas District, Project No. 7, Series C-1, 4.00%, 10/1/2052	0.8%
Massachusetts Water Resources Authority, 5.00%, 8/1/2031	0.8%
Main Street Natural Gas, Inc., 5.00%, 4/1/2054	0.7%

Need Additional Information?

If you wish to view additional information about the Fund including but not limited to financial statements, prospectus or holdings please scan the QR code or visit https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/.

Item 2.	CODE OF ETHICS.

Not applicable for semi-annual reports.

Item 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual reports.

Item 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual reports.

Item 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable for semi-annual reports.

Item 6.	INVESTMENTS.

Information included in Item 7.

Item 7.	FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

October 31, 2025

SEMI-ANNUAL FINANCIAL STATEMENTS AND
OTHER INFORMATION

XMPT	|	CEF Muni Income ETF
HYEM	|	Emerging Markets High Yield Bond ETF
ANGL	|	Fallen Angel High Yield Bond ETF
GRNB	|	Green Bond ETF
HYD	|	High Yield Muni ETF
FLTR	|	IG Floating Rate ETF
ITM	|	Intermediate Muni ETF
MLN	|	Long Muni ETF
MBBB	|	Moody’s Analytics® BBB Corporate Bond ETF
MIG	|	Moody’s Analytics® IG Corporate Bond ETF
SHYD	|	Short High Yield Muni ETF
SMB	|	Short Muni ETF

800.826.2333	vaneck.com

VANECK CEF MUNI INCOME ETF

SCHEDULE OF INVESTMENTS

October 31, 2025 (unaudited)

	Number of Shares	Value
CLOSED-END FUNDS: 99.7%(a)
abrdn National Municipal Income Fund	93,624	$954,029
Alliance Bernstein National Municipal Income Fund, Inc.	217,508	2,390,413
BlackRock 2037 Municipal Target Term Trust	28,578	717,022
BlackRock Investment Quality Municipal Trust, Inc.	116,746	1,311,058
BlackRock Long-Term Municipal Advantage Trust	86,114	818,944
BlackRock MuniAssets Fund, Inc.	197,232	2,155,746
BlackRock Municipal 2030 Target Term Trust	481,497	10,910,722
BlackRock Municipal Income Quality Trust	194,913	2,149,890
BlackRock Municipal Income Trust	296,881	3,013,342
BlackRock Municipal Income Trust II	358,274	3,797,704
BlackRock MuniHoldings Fund, Inc.	390,492	4,584,376
BlackRock MuniHoldings Quality Fund II, Inc.	164,313	1,661,204
BlackRock MuniVest Fund II, Inc.	107,197	1,154,512
BlackRock MuniVest Fund, Inc.	381,031	2,659,596
BlackRock MuniYield Fund, Inc.	310,168	3,278,476
BlackRock MuniYield Quality Fund II, Inc.	150,358	1,508,091
BlackRock MuniYield Quality Fund III, Inc.	451,873	4,988,678
BlackRock MuniYield Quality Fund, Inc.	475,793	5,542,988
BNY Mellon Municipal Bond Infrastructure Fund, Inc.	137,810	1,488,348
BNY Mellon Strategic Municipal Bond Fund, Inc.	336,685	2,016,743
BNY Mellon Strategic Municipals, Inc.	468,226	2,949,824
DWS Municipal Income Trust	206,015	1,895,338
Eaton Vance Municipal Bond Fund	346,947	3,455,592
Eaton Vance Municipal Income 2028 Term Trust	47,528	913,783
Eaton Vance Municipal Income Trust	153,434	1,687,774
	Number of Shares	Value
Eaton Vance National Municipal Opportunities Trust	106,073	$1,773,541
Invesco Advantage Municipal Income Trust II	237,202	2,137,190
Invesco Municipal Income Opportunities Trust	248,316	1,479,963
Invesco Municipal Opportunity Trust	450,577	4,370,597
Invesco Municipal Trust	369,195	3,603,343
Invesco Quality Municipal Income Trust	283,431	2,842,813
Invesco Trust for Investment Grade Municipals	289,639	2,954,318
Invesco Value Municipal Income Trust	243,692	3,092,452
MFS Municipal Income Trust	315,832	1,708,651
Neuberger Berman Municipal Fund, Inc.	221,949	2,288,294
Nuveen AMT-Free Municipal Credit Income Fund	1,151,518	14,463,066
Nuveen AMT-Free Municipal Value Fund	120,550	1,733,509
Nuveen AMT-Free Quality Municipal Income Fund	1,330,634	15,501,886
Nuveen Dynamic Municipal Opportunities Fund	308,309	3,264,992
Nuveen Municipal Credit Income Fund	1,032,203	13,036,724
Nuveen Municipal High Income Opportunity Fund	468,280	4,987,182
Nuveen Municipal Value Fund, Inc.	1,086,445	9,778,005
Nuveen Quality Municipal Income Fund	1,246,116	14,940,931
Nuveen Select Tax-Free Income Portfolio	230,732	3,315,619
PIMCO Municipal Income Fund II	817,806	6,485,202
Putnam Managed Municipal Income Trust	289,834	1,767,987
Putnam Municipal Opportunities Trust	190,839	1,979,000
Western Asset Managed Municipals Fund, Inc.	366,690	3,780,574
Western Asset Municipal High Income Fund, Inc.	82,056	578,495
Total Closed-End Funds: 99.7% (Cost: $204,987,264)		189,868,527

See Notes to Financial Statements

3

VANECK CEF MUNI INCOME ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

	Number of Shares	Value
Other assets less liabilities: 0.3%		528,598
NET ASSETS: 100.0%		$190,397,125

Footnotes:

(a)	Each underlying fund’s shareholder reports and registration documents are available free of charge on the SEC’s website at https://www.sec.gov or on the fund’s webpage.

The summary of inputs used to value the Fund’s investments as of October 31, 2025 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Closed-End Funds	$189,868,527	$—	$—	$189,868,527

See Notes to Financial Statements

4

VANECK EMERGING MARKETS HIGH YIELD BOND ETF

SCHEDULE OF INVESTMENTS

October 31, 2025 (unaudited)

	Par (000’s	)	Value
CORPORATE BONDS: 94.5%
Argentina: 5.0%
Arcor SAIC 144A 7.60%, 07/31/33	$525		$535,237
Banco de Galicia y Buenos Aires SAU 144A 7.75%, 10/10/28	450		454,724
Banco Macro SA 144A 8.00%, 06/23/29	800		808,240
Generacion Mediterranea SA / Central Termica Roca SA 144A 11.00%, 11/01/31	475		270,946
IRSA Inversiones y Representaciones SA 144A 8.00%, 03/31/35	450		458,190
MSU Energy SA 144A 9.75%, 12/05/30	600		561,000
Pampa Energia SA 144A
7.88%, 12/16/34	1,125		1,141,650
7.95%, 09/10/31	625		645,719
Pan American Energy LLC 144A 8.50%, 04/30/32	650		700,655
Pluspetrol SA 144A 8.50%, 05/30/32	1,100		1,121,560
Tecpetrol SA 144A 7.62%, 01/22/33	625		630,938
Telecom Argentina SA 144A
9.25%, 05/28/33	1,600		1,630,680
9.50%, 07/18/31	1,325		1,380,783
Transportadora de Gas del Sur SA 144A 8.50%, 07/24/31	775		810,089
Vista Energy Argentina SAU 144A
7.62%, 12/10/35	950		939,882
8.50%, 06/10/33	800		823,278
YPF Energia Electrica SA 144A 7.88%, 10/16/32	650		647,114
YPF SA 144A
6.95%, 07/21/27	950		949,009
7.00%, 09/30/33 (s)	875		834,531
7.00%, 12/15/47	780		673,387
8.25%, 01/17/34 †	1,975		1,993,083
8.50%, 06/27/29	687		702,816
8.75%, 09/11/31	775		798,073
9.00%, 06/30/29 (s)	1,125		1,157,994
9.50%, 01/17/31	1,400		1,478,086
			22,147,664
Australia: 0.1%
Karoon USA Finance, Inc. 144A 10.50%, 05/14/29	300		310,143
Austria: 0.2%
Iochpe-Maxion Austria GmbH / Maxion Wheels de Mexico S de RL de CV 144A
	Par (000’s	)	Value
Austria (continued)
5.00%, 05/07/28	$350		$341,593
LD Celulose International GmbH 144A 7.95%, 01/26/32 †	550		579,118
			920,711
Azerbaijan: 0.3%
State Oil Co. of the Azerbaijan Republic Reg S 6.95%, 03/18/30	1,275		1,379,145
Bahrain: 0.9%
Bapco Energies BSCC 144A
7.50%, 10/25/27 †	1,400		1,462,932
8.38%, 11/07/28	750		814,770
BBK BSC Reg S 6.88%, 06/06/29	900		926,224
Mumtalakat Sukuk Holding Co. Reg S 4.10%, 01/21/27	800		789,607
			3,993,533
Bermuda: 0.8%
Digicel Group Holdings Ltd. 144A 0.00%, 12/31/30 ^∞	332		0
Digicel International Finance Ltd. / Difl US LLC 144A 8.62%, 08/01/32	2,350		2,341,623
Investment Energy Resources Ltd. 144A 6.25%, 04/26/29	1,075		1,070,829
			3,412,452
Brazil: 5.6%
Amaggi Luxembourg International Sarl 144A 5.25%, 01/28/28	600		590,901
B3 SA - Brasil Bolsa Balcao 144A 4.12%, 09/20/31	475		446,631
Banco Bradesco SA 144A 6.50%, 01/22/30 †	750		790,125
Banco do Brasil SA 144A 6.00%, 03/18/31	500		518,093
Banco Votorantim SA 144A 5.88%, 04/08/28	425		430,113
Braskem America Finance Co. 144A 7.12%, 07/22/41	400		163,988
Braskem Idesa SAPI 144A 7.45%, 11/15/29	1,275		830,008
Braskem Netherlands Finance BV 144A
4.50%, 01/10/28 †	850		383,010
4.50%, 01/31/30	1,000		403,090
5.88%, 01/31/50	500		191,562
7.25%, 02/13/33	675		274,904
Brazil Minas SPE via State of Minas Gerais 144A 5.33%, 02/15/28	317		318,405
BRF SA 144A

See Notes to Financial Statements

5

VANECK EMERGING MARKETS HIGH YIELD BOND ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

	Par (000’s	)	Value
Brazil (continued)
4.88%, 01/24/30	$375		$364,928
5.75%, 09/21/50	525		445,434
Caixa Economica Federal 144A 5.62%, 05/13/30	550		559,501
Centrais Eletricas Brasileiras SA 144A
4.62%, 02/04/30	575		556,994
6.50%, 01/11/35	500		516,681
Cosan Luxembourg SA 144A 5.50%, 09/20/29	350		345,056
CSN Inova Ventures 144A 6.75%, 01/28/28 †	925		859,944
ERO Copper Corp. 144A 6.50%, 02/15/30	250		248,942
Globo Comunicacao e Participacoes S/A 144A
4.88%, 01/22/30	225		219,032
5.50%, 01/14/32	325		315,773
Itau Unibanco Holding SA 144A 6.00%, 02/27/30 †	850		889,763
Klabin Austria GmbH 144A
3.20%, 01/12/31	425		384,414
5.75%, 04/03/29	525		533,941
7.00%, 04/03/49	478		506,307
MARB BondCo PLC 144A 3.95%, 01/29/31	775		700,204
MV24 Capital BV 144A 6.75%, 06/01/34	549		544,529
Natura &Co. Luxembourg Holdings Sarl 144A 4.12%, 05/03/28	300		284,956
NBM US Holdings, Inc. 144A 6.62%, 08/06/29	500		506,517
Petrobras Global Finance BV
5.09%, 01/15/30	225		223,633
5.60%, 01/03/31	475		479,868
5.62%, 05/20/43	200		179,837
5.75%, 02/01/29	300		306,268
6.00%, 01/27/28	600		614,860
6.75%, 01/27/41	425		432,043
6.85%, 06/05/15 †	800		771,960
6.88%, 01/20/40	400		413,977
6.90%, 03/19/49	300		300,750
7.25%, 03/17/44	475		497,282
7.38%, 01/17/27 †	400		413,759
Rede D’or Finance Sarl 144A
4.50%, 01/22/30	499		480,679
4.95%, 01/17/28	350		347,469
Rumo Luxembourg Sarl 144A 5.25%, 01/10/28	400		397,778
Samarco Mineracao SA 144A 9.50%, 06/30/31	3,285		3,286,792
Simpar Europe SA 144A 5.20%, 01/26/31	325		250,716
Tupy Overseas SA 144A
	Par (000’s	)	Value
Brazil (continued)
4.50%, 02/16/31	$250		$191,791
Ultrapar International SA 144A 5.25%, 06/06/29	200		199,279
Usiminas International Sarl 144A 7.50%, 01/27/32	400		413,954
XP, Inc. 144A 6.75%, 07/02/29	400		409,937
			24,736,378
British Virgin Islands: 0.1%
Studio City Co. Ltd. 144A 7.00%, 02/15/27	500		502,369
Canada: 2.6%
Capstone Copper Corp. 144A 6.75%, 03/31/33	1,000		1,035,540
First Quantum Minerals Ltd. 144A
7.25%, 02/15/34	1,500		1,558,944
8.00%, 03/01/33	1,500		1,596,050
8.62%, 06/01/31	2,125		2,228,160
9.38%, 03/01/29	2,350		2,489,522
Frontera Energy Corp. 144A 7.88%, 06/21/28	450		310,063
Gran Tierra Energy, Inc. 144A 9.50%, 10/15/29	1,200		972,951
Ivanhoe Mines Ltd. 144A 7.88%, 01/23/30 †	1,200		1,237,903
			11,429,133
Cayman Islands: 7.2%
Alpha Star Holding IX Ltd. Reg S 7.00%, 08/26/28	400		410,004
Arabian Centres Sukuk III Ltd. Reg S 9.50%, 03/06/29 †	1,200		1,225,917
Arada Sukuk 2 Ltd. Reg S
7.15%, 08/05/30	500		506,255
8.00%, 06/24/29	800		831,449
Arada Sukuk Ltd. Reg S 8.12%, 06/08/27	1,000		1,025,533
Banco Bradesco SA 144A 4.38%, 03/18/27	400		400,153
Banco BTG Pactual SA 144A
5.75%, 01/22/30	350		356,871
6.25%, 04/08/29	350		363,175
Banco do Brasil SA 144A
4.88%, 01/11/29	300		299,525
6.25%, 04/18/30	525		546,594
Bapco Energies Sukuk Ltd. 144A 5.25%, 04/08/29	1,500		1,507,850
Bapco Energies Sukuk Ltd. Reg S
6.25%, 01/29/35	850		885,482
6.62%, 05/25/33 †	1,350		1,450,425
Binghatti Sukuk SPC Ltd. Reg S

See Notes to Financial Statements

6

	Par (000’s	)	Value
Cayman Islands (continued)
9.62%, 02/28/27 †	$900		$916,904
C&W Senior Finance Ltd. 144A 9.00%, 01/15/33	1,200		1,224,523
CT Trust 144A 5.12%, 02/03/32	1,225		1,158,238
Dar Al-Arkan Sukuk Co. Ltd. Reg S
7.25%, 07/02/30	400		405,978
8.00%, 02/25/29	1,800		1,874,016
EDO Sukuk Ltd. 144A 5.66%, 07/03/31	1,275		1,343,189
Energuate Trust 2 0 144A 6.35%, 09/15/35	1,100		1,104,815
GFH Senior Sukuk Ltd. Reg S 7.50%, 11/06/29	800		810,137
Gol Finance, Inc. 144A 14.38%, 06/06/30	1,200		1,219,260
Ittihad International Ltd. 144A 9.75%, 11/09/28	700		734,601
Kingston Airport Revenue Finance Ltd. 144A 6.75%, 12/15/36	800		820,796
Kt21 T2 Co. Ltd. Reg S 6.12% (US Treasury Yield Curve Rate T 5 Year+5.33%), 12/16/31 (a)	350		349,569
Liberty Costa Rica Senior Secured Finance 144A 10.88%, 01/15/31	600		635,175
MAF Global Securities Ltd. Reg S 7.88% (US Treasury Yield Curve Rate T 5 Year+4.89%), 06/30/27 (o)(a)	800		829,638
Melco Resorts Finance Ltd. 144A
6.50%, 09/24/33	800		805,896
7.62%, 04/17/32 †	1,100		1,158,610
Montego Bay Airport Revenue Finance Ltd. 144A 6.60%, 06/15/35	600		594,993
Omniyat Sukuk 1 Ltd. Reg S 8.38%, 05/06/28	2,000		2,033,406
Oryx Funding Ltd. 144A 5.80%, 02/03/31	900		942,951
Otel Sukuk Ltd. 144A 5.38%, 01/24/31	900		921,326
Poinsettia Finance Ltd. Sarl Reg S 6.62%, 06/17/31	369		367,387
Sable International Finance Ltd. 144A 7.12%, 10/15/32	1,700		1,702,688
			31,763,329
	Par (000’s	)	Value
Chile: 2.1%
AES Andes SA 144A 8.15% (US Treasury Yield Curve Rate T 5 Year+3.83%), 06/10/55 (a)	$800		$837,920
Agrosuper SA 144A 4.60%, 01/20/32	775		744,847
CAP SA 144A 3.90%, 04/27/31	550		450,337
Falabella SA 144A 3.38%, 01/15/32	1,025		920,169
Inversiones CMPC SA 144A 6.70% (US Treasury Yield Curve Rate T 5 Year+2.83%), 12/09/57 (a)	1,000		1,012,800
Latam Airlines Group SA 144A
7.62%, 01/07/31	1,300		1,340,170
7.88%, 04/15/30	2,250		2,329,650
Telefonica Moviles Chile SA 144A 3.54%, 11/18/31	775		498,906
VTR Comunicaciones SpA 144A 4.38%, 04/15/29	400		373,000
VTR Finance NV 144A 6.38%, 07/15/28	650		639,437
			9,147,236
China: 6.7%
CFAMC III Co. Ltd. Reg S
4.25%, 11/07/27	1,700		1,695,172
4.75%, 04/27/27	1,250		1,258,437
4.95%, 11/07/47	750		693,645
CFAMC IV Co. Ltd. Reg S 4.50%, 05/29/29	950		949,135
Champion MTN Ltd. Reg S 2.95%, 06/15/30	450		388,836
Champion Path Holdings Ltd. Reg S 4.85%, 01/27/28	875		859,570
Chengdu ETDZ State-owned Investment Group Co. Ltd. Reg S 6.50%, 11/18/27	500		487,316
China CITIC Bank International Ltd. Reg S 4.80% (US Treasury Yield Curve Rate T 5 Year+2.10%), 04/22/27 (o)(a)	900		907,433
China Hongqiao Group Ltd. Reg S 7.05%, 01/10/28	500		518,181
Fortune Star BVI Ltd. Reg S
5.05%, 01/27/27	1,100		1,086,214
8.50%, 05/19/28	1,050		1,100,417
Franshion Brilliant Ltd. Reg S 4.25%, 07/23/29	850		793,679

See Notes to Financial Statements

7

VANECK EMERGING MARKETS HIGH YIELD BOND ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

	Par (000’s	)	Value
China (continued)
Glory Health Industry Ltd. Reg S 14.25%, 01/25/24 (d) *	$200		$11,600
Greentown China Holdings Ltd. Reg S 8.45%, 02/24/28	700		721,318
Health & Happiness H&H International Holdings Ltd. Reg S 9.12%, 07/24/28	600		639,996
Li & Fung Ltd. Reg S 8.38%, 02/05/29	400		415,889
Longfor Group Holdings Ltd. Reg S
3.95%, 09/16/29	600		504,054
4.50%, 01/16/28	800		727,165
Melco Resorts Finance Ltd. 144A
5.38%, 12/04/29	1,900		1,879,632
5.62%, 07/17/27	925		924,091
5.75%, 07/21/28	1,450		1,446,613
MGM China Holdings Ltd. 144A
4.75%, 02/01/27	1,200		1,196,749
7.12%, 06/26/31 †	750		793,343
Mongolian Mining Corp. 144A 8.44%, 04/03/30	200		204,507
Nanyang Commercial Bank Ltd. Reg S
6.50% (US Treasury Yield Curve Rate T 5 Year+3.51%), 04/28/27 (o)(a)	1,050		1,077,334
7.35% (US Treasury Yield Curve Rate T 5 Year+3.16%), 09/07/28 (o)(a)	400		420,361
Seaspan Corp. 144A 5.50%, 08/01/29	1,250		1,204,889
Seazen Group Ltd. Reg S 11.88%, 06/26/28	600		588,381
Studio City Finance Ltd. 144A
5.00%, 01/15/29	1,689		1,618,312
6.50%, 01/15/28	775		775,484
Vanke Real Estate Hong Kong Co. Ltd. Reg S
3.50%, 11/12/29	650		397,692
3.98%, 11/09/27	1,300		884,101
Wynn Macau Ltd. 144A 6.75%, 02/15/34	1,700		1,714,336
Yangzhou Economic and Technological Development Zone Development Group Co. Ltd. Reg S 4.98%, 03/19/28	400		400,479
			29,284,361
	Par (000’s	)	Value
Colombia: 6.2%
Aris Mining Corp. 144A 8.00%, 10/31/29	$675		$702,489
Banco Davivienda SA 144A 8.12% (US Treasury Yield Curve Rate T 5 Year+4.59%), 07/02/35 †(a)	750		775,472
Banco de Bogota SA 144A 4.38%, 08/03/27	875		869,841
Canacol Energy Ltd. 144A 5.75%, 11/24/28	700		147,875
Ecopetrol SA
4.62%, 11/02/31	1,195		1,072,716
5.88%, 05/28/45	1,925		1,478,828
5.88%, 11/02/51 †	725		533,981
6.88%, 04/29/30	1,850		1,895,850
7.38%, 09/18/43 †	858		799,098
7.75%, 02/01/32	1,650		1,706,810
8.38%, 01/19/36	1,750		1,815,574
8.62%, 01/19/29	1,100		1,187,428
8.88%, 01/13/33	2,200		2,384,166
Empresas Publicas de Medellin ESP 144A
4.25%, 07/18/29	1,550		1,469,159
4.38%, 02/15/31	925		860,016
Geopark Ltd. 144A 8.75%, 01/31/30 †	700		661,654
Grupo Aval Ltd. 144A 4.38%, 02/04/30	1,650		1,558,086
Grupo Nutresa SA 144A
8.00%, 05/12/30	2,450		2,635,588
9.00%, 05/12/35	2,350		2,672,538
Oleoducto Central SA 144A 4.00%, 07/14/27	650		640,468
Telecomunicaciones Digitales SA 144A 4.50%, 01/30/30	850		813,049
Termocandelaria Power SA 144A 7.75%, 09/17/31	700		727,682
			27,408,368
Costa Rica: 0.3%
Instituto Costarricense de Electricidad 144A
6.38%, 05/15/43	875		864,439
6.75%, 10/07/31	450		474,408
			1,338,847
Cyprus: 0.1%
MHP Lux SA 144A 6.25%, 09/19/29	450		363,297
Czech Republic: 0.5%
Czechoslovak Group AS 144A 6.50%, 01/10/31	1,700		1,758,828
Energo - Pro as 144A 11.00%, 11/02/28	400		422,000
			2,180,828

See Notes to Financial Statements

8

	Par (000’s	)	Value
Dominican Republic: 0.3%
Aeropuertos Dominicanos Siglo XXI SA 144A 7.00%, 06/30/34	$750		$786,281
Empresa Generadora de Electricidad Haina SA 144A 5.62%, 11/08/28	500		487,875
			1,274,156
El Salvador: 0.2%
Comision Ejecutiva Hidroelectrica del Rio Lempa 144A 8.65%, 01/24/33 †	800		848,400
Georgia: 0.5%
Georgia Global Utilities JSC 144A 8.88%, 07/25/29	500		531,072
Georgian Railway JSC 144A 4.00%, 06/17/28	775		729,234
Silk Road Group Holding LLC 144A 7.50%, 09/15/30	700		701,985
			1,962,291
Guatemala: 0.4%
Central American Bottling Corp. / CBC Bottling Holdco SL / Beliv Holdco SL 144A 5.25%, 04/27/29 †	1,700		1,667,374
Hungary: 0.6%
OTP Bank Nyrt Reg S
7.30% (US Treasury Yield Curve Rate T 5 Year+2.86%), 07/30/35 (a)	1,000		1,064,645
8.75% (US Treasury Yield Curve Rate T 5 Year+5.06%), 05/15/33 (a)	1,350		1,453,453
			2,518,098
India: 4.4%
Adani Green Energy UP Ltd. / Prayatna Developers Pvt Ltd. / Parampujya Solar Energy Pvt Ltd. 144A 6.70%, 03/12/42	595		588,397
Continuum Green Energy India Pvt / Co-Issuers 144A 7.50%, 06/26/33	965		1,018,020
Delhi International Airport Ltd. 144A
6.12%, 10/31/26	825		834,173
6.45%, 06/04/29	900		937,316
GMR Hyderabad International Airport Ltd. 144A 4.25%, 10/27/27	550		542,628
IIFL Finance Ltd. 144A 8.75%, 07/24/28 †	650		667,149
	Par (000’s	)	Value
India (continued)
IRB Infrastructure Developers Ltd. 144A 7.11%, 03/11/32	$1,200		$1,249,208
JSW Hydro Energy Ltd. 144A 4.12%, 05/18/31	863		815,968
JSW Infrastructure Ltd. 144A 4.95%, 01/21/29	600		604,791
JSW Steel Ltd. 144A
3.95%, 04/05/27	750		737,109
5.05%, 04/05/32	925		902,865
Manappuram Finance Ltd. Reg S 7.38%, 05/12/28	600		613,808
Muthoot Finance Ltd. 144A
6.38%, 04/23/29	1,000		1,015,316
6.38%, 03/02/30	1,200		1,220,323
7.12%, 02/14/28	1,300		1,331,387
Piramal Capital & Housing Finance Ltd. Reg S 7.80%, 01/29/28	800		820,690
ReNew Wind Energy AP2 / ReNew Power Pvt Ltd. other 9 Subsidiaries 144A 4.50%, 07/14/28	950		918,394
SAEL/SPREPL/SSSPL/JGPEPL/SKREPL/UBEPL 144A 7.80%, 07/31/31	471		477,819
Sammaan Capital Ltd. 144A
8.95%, 08/28/28	1,150		1,210,688
9.70%, 07/03/27	500		524,931
Shriram Finance Ltd. 144A
6.15%, 04/03/28	750		770,339
6.62%, 04/22/27	1,300		1,331,866
			19,133,185
Indonesia: 0.8%
Bakrie Telecom Pte Ltd. Reg S 11.50%, 05/07/15 (d) *	111		427
Indika Energy Tbk PT 144A 8.75%, 05/07/29	700		701,778
Nickel Industries Ltd. 144A 9.00%, 09/30/30	1,350		1,399,228
Pakuwon Jati Tbk PT Reg S 4.88%, 04/29/28	600		589,055
Sorik Marapi Geothermal Power PT 144A 7.75%, 08/05/31	576		591,948
			3,282,436
Israel: 2.0%
Energean Israel Finance Ltd. 144A Reg S 8.50%, 09/30/33	1,200		1,281,468
Leviathan Bond Ltd. 144A Reg S
6.50%, 06/30/27	960		966,312
6.75%, 06/30/30	875		885,559
Teva Pharmaceutical Finance Co. LLC

See Notes to Financial Statements

9

VANECK EMERGING MARKETS HIGH YIELD BOND ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

	Par (000’s	)	Value
Israel (continued)
6.15%, 02/01/36	$1,273		$1,335,586
Teva Pharmaceutical Finance Netherlands III BV
4.10%, 10/01/46	3,223		2,424,327
6.75%, 03/01/28 †	2,010		2,088,896
			8,982,148
Kazakhstan: 0.1%
ForteBank JSC 144A 7.75%, 02/04/30	600		611,162
Luxembourg: 3.9%
Acu Petroleo Luxembourg Sarl 144A 7.50%, 01/13/32	398		404,238
Adecoagro SA 144A 7.50%, 07/29/32	800		756,840
Aegea Finance Sarl 144A
7.62%, 01/20/36	200		195,391
9.00%, 01/20/31	925		978,278
Ambipar Lux Sarl 144A
9.88%, 02/06/31 (d) *	400		91,524
10.88%, 02/05/33 (d) *	300		56,396
Constellation Oil Services Holding SA 144A 9.38%, 11/07/29	450		463,500
Cosan Luxembourg SA 144A 7.25%, 06/27/31	250		259,608
CSN Resources SA 144A
4.62%, 06/10/31 †	650		508,475
5.88%, 04/08/32	350		286,333
8.88%, 12/05/30	500		474,063
Energean Israel Finance Ltd. 144A Reg S
5.38%, 03/30/28	1,000		985,625
5.88%, 03/30/31	975		943,505
FORESEA Holding SA 144A 7.50%, 06/15/30	200		196,088
FS Luxembourg Sarl 144A
8.62%, 06/25/33	200		207,850
8.88%, 02/12/31	500		522,356
MC Brazil Downstream Trading Sarl 144A 7.25%, 06/30/31	1,072		883,147
Mexico Remittances Funding Fiduciary Estate Management Sarl 144A 12.50%, 10/15/31	550		573,375
Minerva Luxembourg SA 144A
4.38%, 03/18/31	700		646,060
8.88%, 09/13/33	775		848,477
Movida Europe SA 144A 7.85%, 04/11/29 †	350		320,621
Oceanica Lux 144A 13.00%, 10/02/29	375		372,067
OHI Group SA 144A 13.00%, 07/22/29	570		589,095
Poinsettia Finance Ltd. Sarl 144A
	Par (000’s	)	Value
Luxembourg (continued)
6.62%, 06/17/31	$258		$257,171
PRIO Luxembourg Holding Sarl 144A 6.75%, 10/15/30	500		492,375
Puma International Financing SA 144A 7.75%, 04/25/29 †	975		1,009,843
Rede D’or Finance Sarl 144A 6.45%, 09/09/35	400		409,970
Rumo Luxembourg Sarl 144A 4.20%, 01/18/32	325		300,152
Saavi Energia Sarl 144A 8.88%, 02/10/35	1,800		1,937,250
Sabesp Lux Sarl 144A 5.62%, 08/20/30	350		354,095
Threelands Energy Ltd. Sarl 144A 7.45%, 10/20/35	600		600,966
Vamos Europe SA 144A 9.20%, 01/26/31	200		186,908
			17,111,642
Mauritius: 1.6%
CA Magnum Holdings 144A 5.38%, 10/31/26	1,525		1,518,996
Greenko Power II Ltd. 144A 4.30%, 12/13/28	1,296		1,242,287
Greenko Wind Projects Mauritius Ltd. 144A 7.25%, 09/27/28	1,550		1,575,569
India Clean Energy Holdings 144A 4.50%, 04/18/27	750		731,755
India Green Power Holdings 144A 4.00%, 02/22/27	715		699,709
UPL Corp. Ltd. Reg S
4.50%, 03/08/28	600		584,617
4.62%, 06/16/30	800		743,652
			7,096,585
Mexico: 4.4%
Alsea SAB de CV 144A 7.75%, 12/14/26	800		802,889
Braskem Idesa SAPI 144A 6.99%, 02/20/32 †	1,700		1,090,859
Grupo Aeromexico SAB de CV 144A
8.25%, 11/15/29 †	750		757,500
8.62%, 11/15/31 †	1,000		1,005,307
Metalsa Sapi De Cv 144A 3.75%, 05/04/31 †	450		394,711
Nemak SAB de CV 144A 3.62%, 06/28/31	775		678,986
Petroleos Mexicanos
5.35%, 02/12/28	325		325,913
5.50%, 06/27/44	175		134,463
5.62%, 01/23/46	175		134,106
5.95%, 01/28/31	1,025		1,003,271

See Notes to Financial Statements

10

	Par (000’s	)	Value
Mexico (continued)
6.35%, 02/12/48	$425		$340,962
6.38%, 01/23/45	325		264,251
6.50%, 03/13/27	600		612,225
6.50%, 01/23/29	300		306,847
6.50%, 06/02/41	450		396,569
6.62%, 06/15/35	750		720,330
6.62%, 06/15/38	150		138,451
6.70%, 02/16/32	2,100		2,099,512
6.75%, 09/21/47	1,675		1,388,547
6.84%, 01/23/30	650		667,608
6.95%, 01/28/60	1,050		865,547
7.69%, 01/23/50	2,350		2,133,084
8.75%, 06/02/29	700		755,837
10.00%, 02/07/33 †	525		614,460
Total Play
Telecomunicaciones SA de CV 144A
10.50%, 12/31/28	300		293,480
11.12%, 12/31/32	1,450		1,397,800
			19,323,515
Mongolia: 0.5%
Development Bank of Mongolia LLC Reg S 8.50%, 07/03/28	900		921,937
Golomt Bank 144A 11.00%, 05/20/27	625		647,556
Trade & Development Bank of Mongolia LLC Reg S 8.50%, 12/23/27	450		446,294
			2,015,787
Morocco: 0.7%
OCP SA 144A
3.75%, 06/23/31	1,325		1,244,433
5.12%, 06/23/51	1,100		929,449
6.88%, 04/25/44 †	975		1,028,638
			3,202,520
Netherlands: 2.4%
Braskem Netherlands Finance BV 144A
8.00%, 10/15/34	650		267,728
8.50%, 01/12/31	575		241,946
Petrobras Global Finance BV
5.12%, 09/10/30 †	300		296,325
5.50%, 06/10/51	321		268,742
6.00%, 01/13/35 †	575		567,152
6.25%, 01/10/36 †	500		493,807
6.50%, 07/03/33	557		579,475
Teva Pharmaceutical Finance Netherlands III BV
4.75%, 05/09/27	1,125		1,126,218
5.12%, 05/09/29 †	1,605		1,616,227
6.00%, 12/01/32	775		809,521
7.88%, 09/15/29	675		738,886
8.12%, 09/15/31	600		688,495
Teva Pharmaceutical Finance Netherlands IV BV 5.75%, 12/01/30	1,150		1,189,899
	Par (000’s	)	Value
Netherlands (continued)
Yinson Bergenia Production BV 144A 8.50%, 01/31/45	$900		$945,728
Yinson Boronia Production BV 144A 8.95%, 07/31/42	760		831,206
			10,661,355
Nigeria: 0.3%
SEPLAT Energy PLC 144A 9.12%, 03/21/30	1,000		1,021,550
United Bank for Africa PLC 144A 6.75%, 11/19/26	475		476,924
			1,498,474
Oman: 2.0%
AL Jawaher Assets Co. Spc 144A 4.66%, 10/29/30	1,250		1,246,126
EDO Sukuk Ltd. 144A 5.88%, 09/21/33 †	1,450		1,548,977
Mazoon Assets Co. SAOC 144A
5.20%, 11/08/27	900		913,508
5.25%, 10/09/31	1,125		1,153,008
5.50%, 02/14/29	775		797,862
OmGrid Funding Ltd. 144A 5.20%, 05/16/27	900		909,113
OQ SAOC 144A 5.12%, 05/06/28	1,250		1,264,300
Oztel Holdings SPC Ltd. 144A 6.62%, 04/24/28	1,100		1,156,701
			8,989,595
Pakistan: 0.1%
Pakistan Water & Power Development Authority Reg S 7.50%, 06/04/31	650		618,279
Panama: 1.1%
AES Panama Generation Holdings SRL 144A 4.38%, 05/31/30	2,117		1,978,494
Banco General SA 144A 5.25% (US Treasury Yield Curve Rate T 10 Year+3.67%), 05/07/31 (o)(a)	575		545,445
Banistmo SA 144A 4.25%, 07/31/27	650		642,754
Empresa de Transmision Electrica SA 144A 5.12%, 05/02/49	800		613,148
Global Bank Corp. 144A 5.25%, 04/16/29	500		493,188
Multibank, Inc. 144A 7.75%, 02/03/28	450		466,468
			4,739,497

See Notes to Financial Statements

11

VANECK EMERGING MARKETS HIGH YIELD BOND ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

	Par (000’s	)	Value
Paraguay: 0.2%
Frigorifico Concepcion SA 144A 7.70%, 07/21/28	$425		$287,300
Rutas 2 & 7 Finance Ltd. 144A 0.00%, 09/30/36 ^	623		468,334
			755,634
Peru: 2.4%
Auna SA 144A 10.00%, 12/18/29	600		637,875
Banco Internacional del Peru SAA Interbank 144A
6.40% (US Treasury Yield Curve Rate T 5 Year+2.07%), 04/30/35 (a)	500		516,900
7.62% (US Treasury Yield Curve Rate T 1 Year+3.65%), 01/16/34 (a)	525		562,719
Camposol SA 144A 6.00%, 02/03/27	425		417,428
Cia de Minas Buenaventura SAA 144A 6.80%, 02/04/32	1,050		1,094,625
InRetail Shopping Malls 144A 5.65%, 10/16/32	600		605,964
Minsur SA 144A 4.50%, 10/28/31	800		768,771
Orazul Energy Peru SA 144A 6.25%, 09/17/32	600		610,250
Peru LNG Srl 144A 5.38%, 03/22/30	1,125		1,087,347
Petroleos del Peru SA 144A
4.75%, 06/19/32	1,550		1,330,776
5.62%, 06/19/47	3,175		2,289,349
San Miguel Industrias PET SA / NG PET R&P Latin America SA 144A 3.75%, 08/02/28	625		597,356
			10,519,360
Poland: 0.3%
Canpack SA / Canpack US LLC 144A 3.88%, 11/15/29	1,300		1,235,868
Saudi Arabia: 0.1%
Dar Al-Arkan Sukuk Co. Ltd. Reg S 6.88%, 02/26/27	600		604,631
Serbia: 0.3%
Telecommunications co Telekom Srbija AD Belgrade 144A 7.00%, 10/28/29 †	1,450		1,459,527
Singapore: 0.9%
Avation Group S Pte Ltd. 144A 8.50%, 05/15/31	450		438,750
	Par (000’s	)	Value
Singapore (continued)
Boroo Investments Pte Ltd. 144A 9.50%, 08/07/32	$500		$471,250
Continuum Energy Aura Pte Ltd. 144A 9.50%, 02/24/27	725		745,647
Medco Cypress Tree Pte Ltd. 144A 8.62%, 05/19/30	750		795,588
Medco Maple Tree Pte Ltd. 144A 8.96%, 04/27/29 †	675		709,772
Star Energy Geothermal Wayang Windu Ltd. 144A 6.75%, 04/24/33	590		609,029
			3,770,036
South Africa: 1.4%
Eskom Holdings SOC Ltd. 144A
6.35%, 08/10/28	1,616		1,669,570
8.45%, 08/10/28	825		885,468
Eskom Holdings SOC Ltd. Reg S 4.31%, 07/23/27	750		741,844
Sasol Financing USA LLC 6.50%, 09/27/28	1,275		1,257,804
Transnet/South Africa 144A 8.25%, 02/06/28 †	1,550		1,639,840
			6,194,526
Spain: 0.8%
AES Espana BV 144A 5.70%, 05/04/28	500		489,393
AI Candelaria Spain SA 144A 5.75%, 06/15/33	900		817,443
Colombia Telecomunicaciones SA ESP 144A 4.95%, 07/17/30	825		742,285
EnfraGen Energia Sur SAU/EnfraGen Chile SpA/EnfraGen Spain SAU 144A 8.50%, 06/30/32	650		681,681
International Airport Finance SA 144A 12.00%, 03/15/33	511		545,689
			3,276,491
Tanzania: 0.1%
AngloGold Ashanti Holdings PLC 6.50%, 04/15/40	525		562,638
Thailand: 1.1%
Bangkok Bank PCL 144A 3.73% (US Treasury Yield Curve Rate T 5 Year+1.90%), 09/25/34 (a)	1,800		1,715,271
GC Treasury Center Co. Ltd. 144A

See Notes to Financial Statements

12

	Par (000’s	)	Value
Thailand (continued)
6.50% (US Treasury Yield Curve Rate T 5 Year+2.81%), 09/10/30 (o) †(a)	$950		$962,443
7.12% (US Treasury Yield Curve Rate T 5 Year+3.16%), 03/10/35 (o)(a)	800		828,294
Muangthai Capital PCL 144A 7.55%, 07/21/30	600		621,720
Muangthai Capital PCL Reg S 6.88%, 09/30/28	600		609,436
			4,737,164
Togo: 0.2%
Ecobank Transnational, Inc. 144A 10.12%, 10/15/29	800		871,228
Trinidad and Tobago: 0.6%
Heritage Petroleum Co. Ltd. 144A 9.00%, 08/12/29	775		796,700
National Gas Co. of Trinidad & Tobago Ltd. 144A 6.05%, 01/15/36	525		488,520
Telecommunications Services of Trinidad & Tobago Ltd. 144A 8.88%, 10/18/29	475		485,920
Trinidad Generation UnLtd 144A 7.75%, 06/16/33	900		943,844
			2,714,984
Turkey: 8.6%
Akbank TAS 144A
7.50%, 01/20/30	600		629,483
7.88% (US Treasury Yield Curve Rate T 5 Year+3.73%), 09/04/35 (a)	550		561,083
Anadolu Efes Biracilik Ve Malt Sanayii AS 144A 3.38%, 06/29/28	600		556,663
Arcelik AS Reg S 8.50%, 09/25/28 †	500		525,850
Aydem Yenilenebilir Enerji AS 144A 9.88%, 09/30/30	625		617,066
Cimko Cimento Ve Beton Sanayi Ve Ticaret AS 144A 10.75%, 05/21/30	350		367,104
Eregli Demir ve Celik Fabrikalari TAS 144A 8.38%, 07/23/29	1,100		1,149,284
Ford Otomotiv Sanayi AS 144A 7.12%, 04/25/29	600		620,253
GDZ Elektrik Dagitim AS 144A 9.00%, 10/15/29 †	650		637,864
	Par (000’s	)	Value
Turkey (continued)
ICA ICTAS Altyapi Yavuz Sultan Selim Koprusu Ve Kuzey Cevre Otoyolu Yatirim Ve I Reg S 7.54%, 10/31/27	$500		$511,918
Limak Cimento Sanayi ve Ticaret AS 144A 9.75%, 07/25/29	825		848,747
Limak Iskenderun Uluslararasi Liman Isletmeciligi AS 144A 9.50%, 07/10/36	387		393,334
Limak Yenilenebilir Enerji AS 144A 9.62%, 08/12/30	600		593,638
Mersin Uluslararasi Liman Isletmeciligi AS 144A 8.25%, 11/15/28	700		731,293
Pegasus Hava Tasimaciligi AS 144A 8.00%, 09/11/31	600		621,443
QNB Bank AS Reg S
7.25%, 05/21/29	400		423,042
10.75% (US Treasury Yield Curve Rate T 5 Year+6.24%), 11/15/33 (a)	500		562,615
Ronesans Holding AS 144A 8.50%, 10/10/29	500		503,328
TAV Havalimanlari Holding AS 144A 8.50%, 12/07/28	475		495,701
TC Ziraat Bankasi AS 144A
7.25%, 02/04/30	900		927,625
8.00%, 01/16/29	700		737,195
8.99% (US Treasury Yield Curve Rate T 5 Year+4.33%), 08/02/34 (a)	600		634,023
Turk Ekonomi Bankasi AS Reg S 9.38% (US Treasury Yield Curve Rate T 5 Year+5.41%), 01/17/34 (a)	500		532,782
Turk Telekomunikasyon AS 144A
6.95%, 10/07/32	700		708,461
7.38%, 05/20/29	600		621,592
Turkcell Iletisim Hizmetleri AS 144A
5.80%, 04/11/28	575		577,315
7.45%, 01/24/30	600		625,207
7.65%, 01/24/32	650		681,665
Turkiye Garanti Bankasi AS 144A

See Notes to Financial Statements

13

VANECK EMERGING MARKETS HIGH YIELD BOND ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

	Par (000’s	)	Value
Turkey (continued)
7.62% (US Treasury Yield Curve Rate T 5 Year+3.87%), 04/15/36 (a)	$800		$803,426
8.12% (US Treasury Yield Curve Rate T 5 Year+3.84%), 01/03/35 (a)	900		928,836
8.12% (US Treasury Yield Curve Rate T 5 Year+4.33%), 01/08/36 †(a)	650		668,862
8.38% (US Treasury Yield Curve Rate T 5 Year+4.09%), 02/28/34 (a)	550		572,664
Turkiye Ihracat Kredi Bankasi AS 144A
6.38%, 10/03/30	400		397,882
6.88%, 07/03/28	200		205,519
7.50%, 02/06/28	1,200		1,244,944
9.00%, 01/28/27	625		657,186
Turkiye Is Bankasi AS 144A
7.38% (US Treasury Yield Curve Rate T 5 Year+3.63%), 04/02/36 (a)	600		594,107
7.75%, 06/12/29	600		625,265
Turkiye Sinai Kalkinma Bankasi AS 144A
7.12%, 10/17/29	450		462,100
7.38%, 07/02/30	350		360,885
9.38%, 10/19/28	400		435,683
Turkiye Vakiflar Bankasi TAO 144A
6.88%, 01/07/30	625		635,694
7.25%, 07/31/30	850		870,330
8.99% (US Treasury Yield Curve Rate T 5 Year+4.67%), 10/05/34 (a)	850		898,806
9.00%, 10/12/28	900		974,764
Turkiye Varlik Fonu Yonetimi AS Reg S 8.25%, 02/14/29	950		1,012,955
TVF Varlik Kiralama AS Reg S 6.95%, 01/23/30	2,000		2,075,115
Ulker Biskuvi Sanayi AS 144A 7.88%, 07/08/31	700		724,740
Vestel Elektronik Sanayi ve Ticaret AS 144A 9.75%, 05/15/29	600		419,589
Yapi ve Kredi Bankasi AS 144A
7.12%, 10/10/29	600		618,570
7.25%, 03/03/30	550		566,642
9.25%, 10/16/28	1,000		1,089,789
	Par (000’s	)	Value
Turkey (continued)
9.25% (US Treasury Yield Curve Rate T 5 Year+5.28%), 01/17/34 (a)	$775		$825,054
Ziraat Katilim Varlik Kiralama AS Reg S 9.38%, 11/12/26	500		523,016
Zorlu Enerji Elektrik Uretim AS 144A 11.00%, 04/23/30	1,350		1,214,006
			37,802,003
Ukraine: 0.6%
Kernel Holding SA 144A 6.75%, 10/27/27	400		373,310
Metinvest BV 144A
7.65%, 10/01/27	500		398,878
7.75%, 10/17/29	700		529,039
NAK Naftogaz Ukraine via Kondor Finance PLC 144A 7.62%, 11/08/28	846		664,528
Ukraine Railways Via Rail Capital Markets PLC Reg S 8.25%, 07/09/26	864		683,014
			2,648,769
United Arab Emirates: 1.2%
Alpha Star Holding VIII Ltd. Reg S 8.38%, 04/12/27	1,750		1,812,689
Axian Telecom Holding & Management PLC 144A 7.25%, 07/11/30	900		909,745
Binghatti Sukuk 2 Spv Ltd. Reg S 8.12%, 08/07/30 †	800		787,595
Shelf Drilling Holdings Ltd. 144A 9.62%, 04/15/29	1,600		1,683,597
			5,193,626
United Kingdom: 5.4%
Allwyn Entertainment Financing UK PLC 144A 7.88%, 04/30/29	1,019		1,057,748
Avianca Midco 2 PLC 144A
9.00%, 12/01/28 †	1,775		1,775,000
9.62%, 02/14/30	1,550		1,539,313
Azule Energy Finance PLC 144A 8.12%, 01/23/30	1,900		1,911,323
Bidvest Group UK PLC 144A 6.20%, 09/17/32	800		811,650
Biocon Biologics Global PLC 144A 6.67%, 10/09/29	1,300		1,286,036
Endeavour Mining PLC 144A 7.00%, 05/28/30	850		876,752
IHS Holding Ltd. 144A
6.25%, 11/29/28 †	750		750,303
7.88%, 05/29/30	800		817,555
8.25%, 11/29/31 †	1,100		1,148,885

See Notes to Financial Statements

14

	Par (000’s	)	Value
United Kingdom (continued)
Panama Infrastructure Receivable Purchaser PLC 144A 0.00%, 04/05/32 ^	$2,300		$1,757,292
Sisecam UK PLC 144A
8.25%, 05/02/29	750		768,388
8.62%, 05/02/32 †	950		980,497
Trident Energy Finance PLC 144A 12.50%, 11/30/29	400		409,353
Ukraine Railways Via Rail Capital Markets PLC Reg S 7.88%, 07/15/28	469		350,733
Vedanta Resources Finance II PLC 144A
9.12%, 10/15/32	700		694,105
9.47%, 07/24/30	800		812,553
9.85%, 04/24/33	800		809,670
10.25%, 06/03/28	600		620,734
10.88%, 09/17/29	1,850		1,940,977
11.25%, 12/03/31	800		848,467
WE Soda Investments Holding PLC 144A
9.38%, 02/14/31	600		597,923
9.50%, 10/06/28	1,150		1,155,051
			23,720,308
United States: 3.4%
3R Lux SARL 144A 9.75%, 02/05/31	325		333,434
Azul Secured Finance LLP 10.88%, 08/28/30 (d) *	114		7,476
EnfraGen Energia Sur SA / EnfraGen Spain SA / Prime Energia SpA 144A 5.38%, 12/30/30	1,175		1,094,653
Kosmos Energy Ltd. 144A
7.50%, 03/01/28	650		520,657
7.75%, 05/01/27	500		470,410
8.75%, 10/01/31 †	875		588,862
Mong Duong Finance Holdings BV 144A 5.12%, 05/07/29	745		738,838
Playtika Holding Corp. 144A 4.25%, 03/15/29	950		858,890
Sasol Financing USA LLC 5.50%, 03/18/31	1,375		1,169,334
Sasol Financing USA LLC 144A 8.75%, 05/03/29	1,550		1,575,380
SierraCol Energy Andina LLC 144A 6.00%, 06/15/28	958		940,636
Stillwater Mining Co. 144A
4.00%, 11/16/26	1,100		1,089,464
4.50%, 11/16/29	850		797,077
Wynn Macau Ltd. 144A
5.12%, 12/15/29	1,600		1,575,040
5.50%, 10/01/27	1,175		1,174,509
	Par (000’s	)	Value
United States (continued)
5.62%, 08/26/28	$2,150		$2,149,267
			15,083,927
Uruguay: 0.1%
Navios South American Logistics, Inc. 144A Reg S 8.88%, 07/14/30	600		623,435
Uzbekistan: 1.8%
JSCB Agrobank 144A 9.25%, 10/02/29	700		763,745
National Bank of Uzbekistan Reg S 8.50%, 07/05/29	900		964,329
Navoi Mining & Metallurgical Combinat 144A
6.70%, 10/17/28	850		885,665
6.75%, 05/14/30	800		844,462
6.95%, 10/17/31	750		804,711
Navoiyuran State Enterprise 144A 6.70%, 07/02/30	450		455,584
Uzbek Industrial and Construction Bank ATB 144A 8.95%, 07/24/29 †	600		649,154
Uzbekneftegaz JSC 144A
4.75%, 11/16/28	1,050		999,782
8.75%, 05/07/30	1,400		1,495,084
			7,862,516
Total Corporate Bonds (Cost: $418,641,878)			415,490,964

GOVERNMENT OBLIGATIONS: 2.6%
Argentina: 2.3%
Ciudad Autonoma De Buenos Aires 144A 7.50%, 06/01/27	933		927,528
Provincia de Buenos Aires 144A 6.62%, 09/01/37 (s)	9,712		7,150,519
Provincia de Cordoba 144A
6.88%, 02/01/29 (s)	782		744,785
9.75%, 07/02/32	1,050		1,080,608
Provincia de Mendoza 144A 5.75%, 03/19/29 (s)	498		465,004
			10,368,444
Turkey: 0.3%
Istanbul Metropolitan Municipality 144A
10.50%, 12/06/28	825		907,004
10.75%, 04/12/27	375		399,992
			1,306,996
Total Government Obligations (Cost: $8,343,009)			11,675,440

	Number of Shares
COMMON STOCK: 0.0% (Cost: $31,555)

See Notes to Financial Statements

15

VANECK EMERGING MARKETS HIGH YIELD BOND ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

	Number of Shares	Value
Brazil: 0.0%
Azul SA (ADR) *	33,497	$19,582

Total Investments Before Collateral for Securities Loaned: 97.1% (Cost: $427,016,442)		427,185,986
	Number of Shares	Value
SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES ON LOAN: 5.3%
Money Market Fund: 5.3% (Cost: $23,309,264)
State Street Navigator Securities Lending Government Money Market Portfolio 4.06%(x)	23,309,264	$23,309,264
Total Investments: 102.4% (Cost: $450,325,706)		450,495,250
Liabilities in excess of other assets: (2.4)%		(10,664,763)
NET ASSETS: 100.0%		$439,830,487

Definitions:

ADR	American Depositary Receipt

Footnotes:

(a)	Variable rate security — the rate shown is as of 10/31/25
(d)	Security in default
(o)	Perpetual Maturity — the date shown, if applicable, is the next call date
(s)	Coupon adjusts periodically based upon a predetermined schedule. The rate shown reflects the rate in effect at October 31, 2025.
(x)	Rate shown is the 1-day yield as of 10/31/25.
*	Non-income producing
^	Zero Coupon Bond
†	Security fully or partially on loan. Total market value of securities on loan is $24,860,398.
∞	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.

Reg S	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. These securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.
144A	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted. These securities have an aggregate value of $324,413,023, or 73.8% of net assets.

See Notes to Financial Statements

16

The summary of inputs used to value the Fund’s investments as of October 31, 2025 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Corporate Bonds
Argentina	$—	$22,147,664	$—	$22,147,664
Australia	—	310,143	—	310,143
Austria	—	920,711	—	920,711
Azerbaijan	—	1,379,145	—	1,379,145
Bahrain	—	3,993,533	—	3,993,533
Bermuda	—	3,412,452	0	3,412,452
Brazil	—	24,736,378	—	24,736,378
British Virgin Islands	—	502,369	—	502,369
Canada	—	11,429,133	—	11,429,133
Cayman Islands	—	31,763,329	—	31,763,329
Chile	—	9,147,236	—	9,147,236
China	—	29,284,361	—	29,284,361
Colombia	—	27,408,368	—	27,408,368
Costa Rica	—	1,338,847	—	1,338,847
Cyprus	—	363,297	—	363,297
Czech Republic	—	2,180,828	—	2,180,828
Dominican Republic	—	1,274,156	—	1,274,156
El Salvador	—	848,400	—	848,400
Georgia	—	1,962,291	—	1,962,291
Guatemala	—	1,667,374	—	1,667,374
Hungary	—	2,518,098	—	2,518,098
India	—	19,133,185	—	19,133,185
Indonesia	—	3,282,436	—	3,282,436
Israel	—	8,982,148	—	8,982,148
Kazakhstan	—	611,162	—	611,162
Luxembourg	—	17,111,642	—	17,111,642
Mauritius	—	7,096,585	—	7,096,585
Mexico	—	19,323,515	—	19,323,515
Mongolia	—	2,015,787	—	2,015,787
Morocco	—	3,202,520	—	3,202,520
Netherlands	—	10,661,355	—	10,661,355
Nigeria	—	1,498,474	—	1,498,474
Oman	—	8,989,595	—	8,989,595
Pakistan	—	618,279	—	618,279
Panama	—	4,739,497	—	4,739,497
Paraguay	—	755,634	—	755,634
Peru	—	10,519,360	—	10,519,360
Poland	—	1,235,868	—	1,235,868
Saudi Arabia	—	604,631	—	604,631
Serbia	—	1,459,527	—	1,459,527
Singapore	—	3,770,036	—	3,770,036
South Africa	—	6,194,526	—	6,194,526
Spain	—	3,276,491	—	3,276,491
Tanzania	—	562,638	—	562,638
Thailand	—	4,737,164	—	4,737,164
Togo	—	871,228	—	871,228
Trinidad and Tobago	—	2,714,984	—	2,714,984
Turkey	—	37,802,003	—	37,802,003
Ukraine	—	2,648,769	—	2,648,769
United Arab Emirates	—	5,193,626	—	5,193,626
United Kingdom	—	23,720,308	—	23,720,308
United States	—	15,083,927	—	15,083,927
Uruguay	—	623,435	—	623,435
Uzbekistan	—	7,862,516	—	7,862,516
Government Obligations *	—	11,675,440	—	11,675,440

See Notes to Financial Statements

17

VANECK EMERGING MARKETS HIGH YIELD BOND ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

Common Stock *	$19,582	$—	$—	$19,582
Money Market Fund	23,309,264	—	—	23,309,264
Total Investments	$23,328,846	$427,166,404	$0	$450,495,250

*	See Schedule of Investments for geographic sectors.

See Notes to Financial Statements

18

VANECK FALLEN ANGEL HIGH YIELD BOND ETF

SCHEDULE OF INVESTMENTS

October 31, 2025 (unaudited)

	Par (000’s	)	Value
CORPORATE BONDS: 97.7%
Australia: 2.8%
Buckeye Partners LP
3.95%, 12/01/26	$31,626		$31,371,740
4.12%, 12/01/27	21,075		20,853,198
5.60%, 10/15/44	15,800		14,652,316
5.85%, 11/15/43	21,063		19,781,679
			86,658,933
Canada: 5.1%
Bombardier, Inc. 144A 7.45%, 05/01/34 †	26,913		29,964,853
Methanex Corp.
5.25%, 12/15/29 †	36,875		36,795,520
5.65%, 12/01/44 †	15,825		13,808,512
Rogers Communications, Inc. 144A 5.25% (US Treasury Yield Curve Rate T 5 Year+3.59%), 03/15/82 (a)	39,562		39,358,643
TransAlta Corp. 6.50%, 03/15/40	15,840		16,076,166
Wilton RE Ltd. 144A 6.00% (US Treasury Yield Curve Rate T 5 Year+5.27%), 10/22/30 (o)(a)	21,140		20,989,355
			156,993,049
Germany: 1.9%
Dresdner Funding Trust I 144A 8.15%, 06/30/31	52,654		58,627,775
Ireland: 2.6%
Aptiv Swiss Holdings Ltd. 6.88% (US Treasury Yield Curve Rate T 5 Year+3.38%), 12/15/54 †(a)	26,425		27,017,369
Perrigo Finance Unlimited Co.
4.90%, 06/15/30	39,550		38,720,122
4.90%, 12/15/44	16,050		13,277,167
			79,014,658
Italy: 3.7%
Telecom Italia Capital SA
6.00%, 09/30/34	26,350		27,028,618
6.38%, 11/15/33	26,300		27,751,208
7.20%, 07/18/36	26,350		28,744,424
7.72%, 06/04/38	26,325		29,475,098
			112,999,348
Japan: 6.7%
Nissan Motor Co. Ltd. 144A
4.34%, 09/17/27	107,228		105,138,726
4.81%, 09/17/30	107,250		100,662,998
			205,801,724
United Kingdom: 4.9%
Standard Chartered PLC 144A 7.01%, 07/30/37 (o)	39,500		41,658,833
	Par (000’s	)	Value
United Kingdom (continued)
Vodafone Group PLC 7.00% (USD Swap Semi 30/360 5 Year+4.87%), 04/04/79 (a)	$105,389		$111,354,966
			153,013,799
United States: 70.0%
Advance Auto Parts, Inc.
1.75%, 10/01/27	18,450		17,288,543
3.50%, 03/15/32 †	18,442		15,990,581
3.90%, 04/15/30 †	26,350		24,182,431
5.95%, 03/09/28 †	15,809		16,044,870
Bath & Body Works, Inc. 6.95%, 03/01/33	15,042		15,601,938
BlackRock TCP Capital Corp. 6.95%, 05/30/29 †	17,175		17,447,819
Brandywine Operating Partnership LP
3.95%, 11/15/27	23,725		23,374,174
4.55%, 10/01/29 †	18,444		17,742,361
8.30%, 03/15/28	18,450		19,720,854
Celanese US Holdings LLC
6.67%, 07/15/27	69,957		71,857,522
6.83%, 07/15/29 †	35,000		35,775,425
6.85%, 11/15/28	46,649		48,350,009
6.88%, 07/15/32	46,650		46,910,913
7.05%, 11/15/30	46,653		47,511,275
7.20%, 11/15/33 †	46,650		47,873,583
Crane NXT Co. 4.20%, 03/15/48	18,563		13,191,007
Crown Cork & Seal Co., Inc. 7.38%, 12/15/26	18,497		19,031,656
Diversified Healthcare Trust 4.75%, 02/15/28 †	26,425		25,234,197
DPL LLC/Ohio 4.35%, 04/15/29	21,130		20,824,367
Embarq LLC 8.00%, 06/01/36 †	64,100		29,378,953
Entegris, Inc. 144A 4.75%, 04/15/29	84,315		83,869,800
Fluor Corp. 4.25%, 09/15/28	26,734		26,566,995
Frontier Florida LLC 6.86%, 02/01/28 †	15,851		16,492,411
HB Fuller Co. 4.00%, 02/15/27	15,886		15,698,812
Hudson Pacific Properties LP
3.25%, 01/15/30 †	21,075		18,016,590
3.95%, 11/01/27	21,075		20,194,797
4.65%, 04/01/29 †	26,363		24,295,497
5.95%, 02/15/28 †	18,454		18,063,477
Huntsman International LLC
2.95%, 06/15/31	21,075		17,106,951
4.50%, 05/01/29	39,520		36,548,430
5.70%, 10/15/34 †	18,450		16,107,349
Kohl’s Corp.
5.12%, 05/01/31	26,364		20,561,408
5.55%, 07/17/45 †	22,500		14,715,000
Lumen Technologies, Inc.

See Notes to Financial Statements

19

VANECK FALLEN ANGEL HIGH YIELD BOND ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

	Par (000’s	)	Value
United States (continued)
7.60%, 09/15/39 †	$18,425		$18,286,813
Macy’s Retail Holdings LLC
4.30%, 02/15/43	13,150		9,543,039
4.50%, 12/15/34 †	19,300		17,213,141
5.12%, 01/15/42 †	13,175		10,756,864
Murphy Oil Corp. 5.88%, 12/01/42	17,900		15,254,348
Navient Corp. 5.62%, 08/01/33 †	31,364		28,423,697
Newell Brands, Inc.
7.38%, 04/01/36 †	22,121		20,895,196
7.50%, 04/01/46	35,100		29,045,131
Nissan Motor Acceptance Co. LLC 144A
2.45%, 09/15/28	15,025		13,801,956
2.75%, 03/09/28	25,742		24,178,029
5.30%, 09/13/27 †	17,175		17,110,567
5.55%, 09/13/29	12,875		12,810,788
7.05%, 09/15/28	30,050		31,282,683
Nordstrom, Inc.
4.00%, 03/15/27	18,447		18,163,283
4.25%, 08/01/31 †	22,400		20,508,071
4.38%, 04/01/30	26,350		25,051,295
5.00%, 01/15/44	50,850		38,413,265
6.95%, 03/15/28	15,800		16,432,316
Oceaneering International, Inc. 6.00%, 02/01/28	15,805		15,964,409
PacifiCorp 7.38% (US Treasury Yield Curve Rate T 5 Year+3.32%), 09/15/55 †(a)	44,825		47,148,818
Prospect Capital Corp.
3.36%, 11/15/26 †	15,850		15,362,803
3.44%, 10/15/28 †	14,800		13,325,972
Resorts World Las Vegas LLC / RWLV Capital, Inc. Reg S
4.62%, 04/16/29	52,710		47,616,555
4.62%, 04/06/31	18,450		15,769,110
Rockies Express Pipeline LLC 144A
4.80%, 05/15/30	18,450		18,108,885
4.95%, 07/15/29	28,980		28,824,375
6.88%, 04/15/40	26,345		27,186,143
7.50%, 07/15/38	13,175		14,334,756
Safeway, Inc. 7.25%, 02/01/31	13,805		14,989,041
Sealed Air Corp. 144A 6.88%, 07/15/33	23,739		25,868,151
Service Properties Trust
3.95%, 01/15/28 †	21,083		19,634,665
4.38%, 02/15/30 †	21,075		17,760,233
4.95%, 02/15/27 †	21,075		21,036,289
4.95%, 10/01/29 †	22,400		19,380,787
Spirit AeroSystems, Inc. 4.60%, 06/15/28 †	36,930		37,227,988
Steelcase, Inc.
	Par (000’s	)	Value
United States (continued)
5.12%, 01/18/29 †	$11,671		$11,422,991
Tenet Healthcare Corp. 6.88%, 11/15/31 †	19,100		20,763,992
Toledo Hospital
4.98%, 11/15/45	14,400		12,380,112
5.33%, 11/15/28 †	16,850		17,231,126
6.01%, 11/15/48	21,085		20,413,443
Transocean International Ltd.
6.80%, 03/15/38 †	32,075		28,149,129
7.50%, 04/15/31 †	20,850		19,950,829
Travel + Leisure Co. 6.00%, 04/01/27	21,145		21,454,943
United States Steel Corp. 6.65%, 06/01/37	14,515		15,138,869
VF Corp.
2.80%, 04/23/27	26,344		25,672,837
2.95%, 04/23/30 †	39,525		34,797,604
6.00%, 10/15/33 †	14,600		14,092,986
6.45%, 11/01/37	15,125		14,199,028
Vornado Realty LP
3.40%, 06/01/31	18,500		16,681,914
Warnermedia Holdings, Inc. 4.28%, 03/15/32	15,450		13,456,950
Whirlpool Corp.
2.40%, 05/15/31	15,825		13,170,962
4.50%, 06/01/46 †	26,350		19,990,897
4.60%, 05/15/50 †	26,350		19,654,497
4.70%, 05/14/32 †	15,825		14,507,515
4.75%, 02/26/29	36,875		36,375,779
5.15%, 03/01/43	13,171		11,056,025
5.50%, 03/01/33 †	15,800		14,862,716
5.75%, 03/01/34 †	15,800		15,118,555
Xerox Corp.
4.80%, 03/01/35	13,300		4,013,940
6.75%, 12/15/39	18,538		6,888,350
XPO CNW, Inc.
6.70%, 05/01/34	15,825		16,891,922
Yum! Brands, Inc.
5.35%, 11/01/43	14,516		14,275,437
6.88%, 11/15/37	17,148		19,202,313
			2,160,095,118
Total Corporate Bonds (Cost: $2,995,889,199)			3,013,204,404

	Number of Shares
SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES ON LOAN:10.0%
Money Market Fund: 10.0%
(Cost: $309,815,339) State Street Navigator Securities Lending Government Money Market Portfolio 4.06%(x)	309,815,339		309,815,339

See Notes to Financial Statements

20

Number of Shares (continued)	Value
Total Investments: 107.7% (Cost: $3,305,704,538)	$3,323,019,743
Liabilities in excess of other assets: (7.7)%	(237,189,165)
NET ASSETS: 100.0%	$3,085,830,578

Definitions:

USD	United States Dollar

Footnotes:

(a)	Variable rate security — the rate shown is as of 10/31/25
(o)	Perpetual Maturity — the date shown, if applicable, is the next call date
(x)	Rate shown is the 1-day yield as of 10/31/25.
†	Security fully or partially on loan. Total market value of securities on loan is $319,621,257.

Reg S	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. These securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.
144A	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted. These securities have an aggregate value of $693,777,316, or 22.5% of net assets.

The summary of inputs used to value the Fund’s investments as of October 31, 2025 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Corporate Bonds *	$—	$3,013,204,404	$—	$3,013,204,404
Money Market Fund	309,815,339	—	—	309,815,339
Total Investments	$309,815,339	$3,013,204,404	$—	$3,323,019,743

*	See Schedule of Investments for geographic sectors.

See Notes to Financial Statements

21

VANECK GREEN BOND ETF

SCHEDULE OF INVESTMENTS

October 31, 2025 (unaudited)

	Par (000’s	)	Value
CORPORATE BONDS: 84.6%
Australia: 1.0%
China Construction Bank Corp. Reg S 4.50%, 05/31/26	$400		$400,904
China Merchants Bank Co. Ltd. Reg S 4.65% (SOFR Compound Index+0.54%), 07/10/27 (a)	200		198,810
Fortescue Treasury Pty Ltd. 144A 6.12%, 04/15/32 †	400		417,686
Muenchener Rueckversicherungs- Gesellschaft AG in Muenchen 144A 5.88% (US Treasury Yield Curve Rate T 5 Year+3.98%), 05/23/42 (a)	600		629,512
			1,646,912
Bermuda: 0.4%
Bacardi Ltd. / Bacardi-Martini BV 144A 5.25%, 01/15/29	200		204,445
Investment Energy Resources Ltd. 144A 6.25%, 04/26/29	375		373,545
			577,990
Brazil: 0.6%
Banco BTG Pactual SA 144A 2.75%, 01/11/26 †	250		248,508
Klabin Austria GmbH 144A 7.00%, 04/03/49	300		317,766
Klabin Finance SA 144A 4.88%, 09/19/27	100		100,068
Rumo Luxembourg Sarl 144A 5.25%, 01/10/28	250		248,611
			914,953
British Virgin Islands: 0.3%
Amipeace Ltd. Reg S 1.75%, 11/09/26	300		293,226
Coastal Emerald Ltd. Reg S 4.60%, 04/16/28	200		200,833
			494,059
Canada: 1.3%
Brookfield Finance, Inc.
2.72%, 04/15/31	250		228,566
3.62%, 02/15/52	225		162,532
CDP Financial, Inc. 144A 1.00%, 05/26/26	500		491,938
Export Development Canada 4.75%, 06/05/34	500		525,612
Liberty Utilities Finance GP 1 144A 2.05%, 09/15/30	350		313,858
TransAlta Corp.
	Par (000’s	)	Value
Canada (continued)
7.75%, 11/15/29	$200		$208,389
Tucson Electric Power Co. 1.50%, 08/01/30	150		132,459
			2,063,354
Cayman Islands: 2.4%
Aldar Investment Properties Sukuk Ltd. Reg S
4.88%, 05/24/33	200		201,644
5.25%, 03/25/35	400		410,456
5.50%, 05/16/34	200		208,982
CK Hutchison International 24 Ltd. 144A 5.38%, 04/26/29 †	500		519,333
DP World Crescent Ltd. Reg S 5.50%, 09/13/33	750		783,388
Hongkong Land Finance Cayman Islands Co. Ltd. Reg S 2.25%, 07/15/31	200		179,238
MAF Sukuk Ltd. Reg S 5.00%, 06/01/33	200		204,400
Omniyat Sukuk 1 Ltd. Reg S 8.38%, 05/06/28	200		203,341
Saudi Electricity Sukuk Programme Co. Reg S
4.63%, 04/11/33	500		505,486
5.49%, 02/18/35	600		631,496
			3,847,764
Chile: 2.0%
AES Andes SA 144A
6.30%, 03/15/29	227		235,188
8.15% (US Treasury Yield Curve Rate T 5 Year+3.83%), 06/10/55 (a)	275		288,035
Colbun SA 144A
3.15%, 01/19/32	250		230,091
5.38%, 09/11/35 †	275		278,025
Engie Energia Chile SA 144A 6.38%, 04/17/34	250		266,955
Interchile SA 144A 4.50%, 06/30/56	550		485,347
Inversiones CMPC SA 144A
4.38%, 04/04/27 †	250		250,368
6.12%, 06/23/33	250		259,329
6.12%, 02/26/34 †	250		259,611
Sociedad Quimica y Minera de Chile SA 144A
3.50%, 09/10/51	350		249,275
6.50%, 11/07/33 †	375		404,521
			3,206,745
China: 5.5%
Airport Authority Reg S 1.75%, 01/12/27	500		487,840
Bocom Leasing Management Hong Kong Co. Ltd. Reg S 4.50%, 08/23/27	200		200,932

See Notes to Financial Statements

22

	Par (000’s	)	Value
China (continued)
4.81% (SOFR Compound Index+0.68%), 06/26/27 (a)	$400		$400,865
4.87% (SOFR Compound Index+0.67%), 03/07/28 (a)	200		200,652
4.97% (SOFR Compound Index+0.77%), 03/07/30 (a)	200		200,972
5.00%, 06/26/27	200		202,474
5.00% (SOFR Compound Index+0.75%), 08/23/27 (a)	200		200,551
Chengdu Tianfu New Area Investment Group Co. Ltd. Reg S 5.45%, 04/10/27	200		202,188
China Construction Bank Corp. Reg S
4.65% (SOFR Compound Index+0.55%), 07/16/27 (a)	600		601,045
4.88% (SOFR Compound Index+0.65%), 11/30/26 (a)	400		401,274
5.00%, 11/30/26	200		201,951
China Water Affairs Group Ltd. Reg S 4.85%, 05/18/26	200		198,345
CMB International Leasing Management Ltd. Reg S
4.89% (SOFR+0.68%), 06/05/28 (a)	400		400,319
4.97% (SOFR+0.76%), 06/04/27 (a)	400		400,935
5.01% (SOFR+0.80%), 06/05/30 (a)	200		200,995
Dianjian Haiyu Ltd. Reg S 4.30%, 09/10/27	200		200,853
Henan Railway Construction & Investment Group Co. Ltd. Reg S 4.80%, 01/10/28	200		201,270
ICBCIL Finance Co. Ltd. Reg S 2.25%, 11/02/26	400		392,396
Industrial & Commercial Bank of China Ltd. Reg S
1.62%, 10/28/26	450		439,586
4.50%, 01/19/26	200		200,148
4.73% (SOFR Compound Index+0.48%), 05/23/27 (a)	600		599,587
5.38%, 10/25/26	200		202,532
Lenovo Group Ltd. 144A 6.54%, 07/27/32	300		331,582
Link Finance Cayman 2009 Ltd. Reg S 2.88%, 07/21/26	200		198,162
	Par (000’s	)	Value
China (continued)
Midea Investment Development Co. Ltd. Reg S 2.88%, 02/24/27	$200		$196,957
MTR Corp. CI Ltd. Reg S 2.50%, 11/02/26	200		197,302
MTR Corp. Ltd. Reg S 1.62%, 08/19/30	600		542,654
Xiaomi Best Time International Ltd. Reg S 4.10%, 07/14/51	150		124,585
Yangzhou Economic and Technological Development Zone Development Group Co. Ltd. Reg S 4.98%, 03/19/28	200		200,239
Yanlord Land HK Co. Ltd. Reg S 5.12%, 05/20/26	200		197,498
			8,726,689
Colombia: 0.2%
Consorcio Transmantaro SA 144A 4.70%, 04/16/34	270		267,747
Denmark: 0.3%
Kommunekredit Reg S 5.12%, 11/01/27	400		410,445
Dominican Republic: 0.1%
UEP Penonome II SA 144A 6.50%, 10/01/38	117		105,410
France: 0.7%
Bank of China Ltd. Reg S
4.66% (SOFR Compound Index+0.58%), 10/29/27 (a)	200		200,621
4.75%, 11/23/25	200		200,121
BNP Paribas SA 144A 1.68% (SOFR+0.91%), 06/30/27 (a)	475		466,680
Electricite de France SA Reg S 5.25% (SOFR+1.15%), 01/20/30 (a)	200		201,031
			1,068,453
Georgia: 0.3%
Georgia Global Utilities JSC 144A 8.88%, 07/25/29	200		212,429
Georgian Railway JSC 144A 4.00%, 06/17/28	250		235,237
			447,666
Germany: 2.6%
Kreditanstalt fuer Wiederaufbau
0.75%, 09/30/30 †	958		832,359
1.00%, 10/01/26	1,425		1,389,761

See Notes to Financial Statements

23

VANECK GREEN BOND ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

	Par (000’s	)	Value
Germany (continued)
1.75%, 09/14/29 †	$955		$890,310
4.38%, 02/28/34	950		974,424
			4,086,854
Hungary: 0.3%
MVM Energetika Zrt Reg S 7.50%, 06/09/28	400		425,480
India: 1.9%
Adani Green Energy UP Ltd. / Prayatna Developers Pvt Ltd. / Parampujya Solar Energy Pvt Ltd. 144A 6.70%, 03/12/42	198		196,132
Adani Renewable Energy RJ Ltd. / Kodangal Solar Parks Pvt Ltd. / Wardha Solar Maharashtra 144A 4.62%, 10/15/39	164		141,709
Continuum Green Energy India Pvt / Co-Issuers 144A 7.50%, 06/26/33	338		356,307
Indian Railway Finance Corp. Ltd. 144A 3.57%, 01/21/32 †	250		238,064
Indian Railway Finance Corp. Ltd. Reg S 3.83%, 12/13/27	200		198,081
JSW Hydro Energy Ltd. 144A 4.12%, 05/18/31	213		201,474
Power Finance Corp. Ltd. Reg S 3.75%, 12/06/27	200		197,240
REC Ltd. 144A
4.75%, 09/27/29	250		252,841
5.62%, 04/11/28 †	200		205,354
REC Ltd. Reg S 3.88%, 07/07/27	407		403,266
ReNew Pvt Ltd. 144A 5.88%, 03/05/27	150		150,205
ReNew Wind Energy AP2 / ReNew Power Pvt Ltd. other 9 Subsidiaries 144A 4.50%, 07/14/28	300		290,019
SAEL/SPREPL/SSSPL/JGPEPL/SKREPL/UBEPL 144A 7.80%, 07/31/31	141		143,346
			2,974,038
Indonesia: 1.9%
Pertamina Geothermal Energy PT 144A 5.15%, 04/27/28	205		208,303
Perusahaan Penerbit SBSN Indonesia III 144A
3.55%, 06/09/51	375		279,140
4.70%, 06/06/32	700		710,155
5.20%, 07/23/35	500		515,035
5.50%, 07/02/54	300		303,534
5.60%, 11/15/33	400		426,063
	Par (000’s	)	Value
Indonesia (continued)
Sorik Marapi Geothermal Power PT 144A 7.75%, 08/05/31	$192		$197,316
Star Energy Geothermal Darajat II / Star Energy Geothermal Salak 144A 4.85%, 10/14/38	400		386,399
			3,025,945
Ireland: 1.3%
Ardagh Metal Packaging Finance USA LLC / Ardagh Metal Packaging Finance PLC 144A 6.00%, 06/15/27	300		300,962
Smurfit Kappa Treasury ULC
5.20%, 01/15/30	400		412,785
5.44%, 04/03/34	600		621,549
5.78%, 04/03/54 †	400		408,280
Smurfit Westrock Financing DAC 5.42%, 01/15/35 †	350		360,855
			2,104,431
Japan: 2.9%
Central Nippon Expressway Co. Ltd. Reg S 0.89%, 12/10/25	200		199,301
Hokkaido Electric Power Co., Inc. Reg S 4.59%, 09/04/30	250		251,106
Honda Motor Co. Ltd.
2.53%, 03/10/27	510		499,871
2.97%, 03/10/32	350		320,543
Japan Bank for International Cooperation
1.62%, 01/20/27	250		243,571
4.38%, 10/05/27	250		252,798
Marubeni Corp. Reg S 1.58%, 09/17/26	200		195,331
Mitsui Fudosan Co. Ltd. 144A 2.57%, 01/21/32	150		132,834
Norinchukin Bank 144A
1.28%, 09/22/26 †	250		243,759
2.08%, 09/22/31	225		195,739
4.87%, 09/14/27	225		227,182
5.43%, 03/09/28 †	225		230,410
NTT Finance Corp. 144A 4.37%, 07/27/27	250		250,890
Sumitomo Mitsui Financial Group, Inc. 2.47%, 01/14/29	225		214,407
Sumitomo Mitsui Trust Bank Ltd. 144A
1.55%, 03/25/26	275		272,291
2.80%, 03/10/27	225		221,404
5.50%, 03/09/28 †	225		232,032
Toyota Motor Credit Corp. 2.15%, 02/13/30	350		323,762
			4,507,231

See Notes to Financial Statements

24

	Par (000’s	)	Value
Luxembourg: 1.7%
Aegea Finance Sarl 144A 7.62%, 01/20/36	$400		$390,781
Bank of China Ltd. Reg S 1.40%, 04/28/26	200		197,443
China Merchants Bank Co. Ltd. Reg S 1.25%, 09/01/26	200		195,373
FS Luxembourg Sarl 144A
8.62%, 06/25/33 †	250		259,812
8.88%, 02/12/31	175		182,824
Raizen Fuels Finance SA 144A
5.70%, 01/17/35 †	400		319,772
6.45%, 03/05/34	500		425,938
6.95%, 03/05/54 †	600		465,570
Sabesp Lux Sarl 144A 5.62%, 08/20/30	275		278,218
			2,715,731
Mauritius: 1.2%
Azure Power Energy Ltd. 144A 3.58%, 08/19/26	107		105,220
Clean Renewable Power Mauritius Pte Ltd. 144A 4.25%, 03/25/27	154		150,637
Diamond II Ltd. 144A 7.95%, 07/28/26	250		251,497
Greenko Power II Ltd. 144A 4.30%, 12/13/28	359		344,018
Greenko Wind Projects Mauritius Ltd. 144A 7.25%, 09/27/28	475		482,836
India Clean Energy Holdings 144A 4.50%, 04/18/27	200		195,134
India Cleantech Energy 144A 4.70%, 08/10/26	152		150,468
India Green Power Holdings 144A 4.00%, 02/22/27	217		212,033
			1,891,843
Mexico: 0.4%
Coca-Cola Femsa SAB de CV 1.85%, 09/01/32	375		314,171
Trust Fibra Uno 144A 7.38%, 02/13/34	325		354,383
			668,554
Netherlands: 3.2%
ABN AMRO Bank NV 144A 2.47% (US Treasury Yield Curve Rate T 1 Year+1.10%), 12/13/29 (a)	500		474,121
ABN AMRO Bank NV Reg S 5.01% (SOFR+0.88%), 09/24/29 (a)	200		199,994
Alcoa Nederland Holding BV 144A
	Par (000’s	)	Value
Netherlands (continued)
7.12%, 03/15/31	$375		$396,697
Cooperatieve Rabobank UA 144A 1.11% (US Treasury Yield Curve Rate T 1 Year+0.55%), 02/24/27 (a)	504		499,025
EDP Finance BV 144A 6.30%, 10/11/27	229		237,211
Greenko Dutch BV 144A 3.85%, 03/29/26	433		428,518
ING Groep NV 144A 4.62%, 01/06/26	600		600,274
Nederlandse Waterschapsbank NV 144A
1.00%, 05/28/30	250		220,773
2.38%, 03/24/26	575		571,466
NXP BV / NXP Funding LLC / NXP USA, Inc.
2.50%, 05/11/31	475		428,275
3.40%, 05/01/30	456		437,406
5.00%, 01/15/33	475		479,660
			4,973,420
Pakistan: 0.1%
Pakistan Water & Power Development Authority Reg S 7.50%, 06/04/31	200		190,240
Portugal: 0.3%
EDP Finance BV 144A 1.71%, 01/24/28	425		402,155
Saudi Arabia: 0.2%
Saudi Electricity Global Sukuk Co. 5 Reg S 2.41%, 09/17/30	300		273,689
Singapore: 0.6%
Continuum Energy Aura Pte Ltd. 144A 9.50%, 02/24/27	200		205,696
Industrial & Commercial Bank of China Ltd. Reg S 4.68% (SOFR Compound Index+0.60%), 10/25/26 (a)	600		601,047
Star Energy Geothermal Wayang Windu Ltd. 144A 6.75%, 04/24/33	159		164,602
			971,345
South Korea: 5.3%
Export-Import Bank of Korea
2.12%, 01/18/32	500		446,284
5.12%, 01/11/33	475		500,040
Export-Import Bank of Korea 144A 1.75%, 10/19/28	450		423,402
Hyundai Capital Services, Inc. 144A

See Notes to Financial Statements

25

VANECK GREEN BOND ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

	Par (000’s	)	Value
South Korea (continued)
1.25%, 02/08/26	$350		$347,097
2.50%, 01/24/27	150		146,891
Kia Corp. 144A
1.75%, 10/16/26	200		195,231
2.75%, 02/14/27	100		98,169
Korea Electric Power Corp. 144A
4.88%, 01/31/27	550		555,407
5.38%, 04/06/26	225		226,082
5.50%, 04/06/28	100		103,398
Korea Electric Power Corp. Reg S 1.12%, 09/24/26	200		194,818
Korea Hydro & Nuclear Power Co. Ltd. 144A 5.00%, 07/18/28	250		255,812
Korea Ocean Business Corp. Reg S 4.62%, 05/09/30	200		204,068
Korea Water Resources Corp. Reg S 4.38%, 05/21/27	200		201,183
LG Chem Ltd. 144A
1.38%, 07/07/26	400		392,237
2.38%, 07/07/31	225		200,574
3.62%, 04/15/29	50		48,921
LG Energy Solution Ltd. 144A
5.38%, 07/02/27	300		304,688
5.38%, 07/02/29	350		358,908
5.50%, 07/02/34	300		306,820
5.62%, 09/25/26	200		202,097
5.75%, 09/25/28	250		258,664
5.88%, 04/02/35	250		260,024
POSCO 144A 4.88%, 01/23/27	265		267,000
POSCO Holdings, Inc. 144A
5.12%, 05/07/30	175		179,441
5.75%, 05/07/35	150		158,450
Shinhan Bank Co. Ltd. Reg S 4.94% (SOFR+0.85%), 10/22/29 (a)	200		201,714
SK hynix, Inc. 144A
2.38%, 01/19/31	500		453,476
6.50%, 01/17/33 †	375		415,663
SK On Co. Ltd. Reg S 5.38%, 05/11/26	400		402,066
			8,308,625
Spain: 0.2%
Avangrid, Inc. 3.80%, 06/01/29 †	375		369,158
Supranational: 5.5%
European Investment Bank
0.75%, 09/23/30	725		629,449
1.62%, 10/09/29	480		444,414
1.62%, 05/13/31	700		625,088
2.12%, 04/13/26	650		644,931
2.38%, 05/24/27	725		711,011
3.75%, 02/14/33	2,400		2,370,135
	Par (000’s	)	Value
Supranational (continued)
4.38%, 10/10/31	$1,900		$1,954,691
International Finance Corp. 2.12%, 04/07/26	589		584,450
The Arab Energy Fund 144A
1.48%, 10/06/26	350		340,676
5.43%, 05/02/29	400		416,133
			8,720,978
Sweden: 0.3%
Swedbank AB 144A 1.54%, 11/16/26	475		463,622
Turkey: 0.5%
Aydem Yenilenebilir Enerji AS 144A 9.88%, 09/30/30	300		296,191
Limak Yenilenebilir Enerji AS 144A 9.62%, 08/12/30	250		247,349
Turk Telekomunikasyon AS 144A 6.95%, 10/07/32	300		303,627
			847,167
United Arab Emirates: 4.1%
Abu Dhabi Future Energy Co. PJSC Masdar Reg S
4.88%, 07/25/29	200		204,352
4.88%, 05/21/30	200		204,707
4.88%, 07/25/33	400		406,628
5.25%, 07/25/34	200		207,905
5.38%, 05/21/35	200		208,899
Abu Dhabi National Energy Co. PJSC 144A
4.70%, 04/24/33	482		491,788
4.75%, 03/09/37	400		398,243
Adib Sukuk Co. II Ltd. Reg S 5.70%, 11/15/28	400		418,340
Bank of China Ltd. Reg S 4.76% (SOFR Compound Index+0.60%), 09/18/26 (a)	200		200,255
Commercial Bank of Dubai PSC Reg S 5.32%, 06/14/28	400		410,868
Emirates NBD Bank PJSC Reg S 5.88%, 10/11/28	300		315,799
First Abu Dhabi Bank PJSC Reg S 4.38%, 09/10/30	350		354,655
Industrial & Commercial Bank of China Ltd. Reg S 5.03% (SOFR Compound Index+0.93%), 01/19/26 (a)	400		400,120
MAF Sukuk Ltd. Reg S
3.93%, 02/28/30	415		407,333
4.64%, 05/14/29	200		201,459
MDGH GMTN RSC Ltd. 144A 5.88%, 05/01/34 †	400		440,677

See Notes to Financial Statements

26

	Par (000’s	)	Value
United Arab Emirates (continued)
National Central Cooling Co. PJSC Reg S 5.28%, 03/05/30	$300		$309,534
NBK SPC Ltd. 144A 5.50% (SOFR+1.16%), 06/06/30 (a)	250		259,464
Sobha Sukuk I Holding Ltd. Reg S 7.12%, 09/11/30	350		351,326
Sweihan PV Power Co. PJSC 144A 3.62%, 01/31/49	275		236,123
			6,428,475
United Kingdom: 1.9%
Atlantica Sustainable Infrastructure Ltd. 144A 4.12%, 06/15/28	250		242,226
Bank of China Ltd. Reg S 4.76% (SOFR Compound Index+0.59%), 09/14/26 (a)	200		200,283
Brookfield Finance I UK PLC / Brookfield Finance, Inc. 2.34%, 01/30/32	287		250,465
China Citic Bank Corp. Ltd. Reg S 4.66% (SOFR Compound Index+0.55%), 07/09/27 (a)	200		200,227
China Construction Bank Corp. Reg S 4.69% (SOFR Compound Index+0.50%), 09/11/28 (a)	400		400,321
China Merchants Bank Co. Ltd. Reg S 4.82% (SOFR Compound Index+0.65%), 06/13/26 (a)	200		200,028
Niagara Mohawk Power Corp. 144A 1.96%, 06/27/30	300		271,330
Shanghai Pudong Development Bank Co. Ltd. Reg S 4.72% (SOFR Compound Index+0.53%), 06/10/28 (a)	200		200,378
State Grid Europe Development 2014 PLC Reg S 3.25%, 04/07/27	200		198,508
Swire Properties MTN Financing Ltd. Reg S 3.50%, 01/10/28	200		197,102
Vmed O2 UK Financing I PLC 144A 4.75%, 07/15/31	600		555,792
			2,916,660
	Par (000’s	)	Value
United States: 33.0%
AES Corp.
1.38%, 01/15/26	$375		$372,654
2.45%, 01/15/31 †	482		436,976
5.45%, 06/01/28 †	425		432,610
7.60% (US Treasury Yield Curve Rate T 5 Year+3.20%), 01/15/55 (a)	475		487,161
Agricultural Bank of China Ltd. Reg S
1.25%, 01/19/26	200		198,783
2.00%, 01/18/27	200		195,265
Alexandria Real Estate Equities, Inc.
2.00%, 05/18/32	450		379,448
2.95%, 03/15/34	386		331,139
3.80%, 04/15/26	150		149,602
4.75%, 04/15/35	261		252,972
Ameren Missouri Securitization Funding I LLC 4.85%, 10/01/39	241		243,939
American Homes 4 Rent LP 5.50%, 02/01/34	300		309,973
Amgen, Inc. 3.00%, 02/22/29 †	379		365,854
Apple, Inc. 3.00%, 06/20/27	500		494,317
Ardagh Metal Packaging Finance USA LLC / Ardagh Metal Packaging Finance PLC 144A
3.25%, 09/01/28 †	275		262,578
4.00%, 09/01/29 †	505		471,226
Arizona Public Service Co. 2.65%, 09/15/50	200		123,646
AvalonBay Communities, Inc.
1.90%, 12/01/28	200		187,688
2.05%, 01/15/32	350		306,884
Bank of China Ltd. Reg S 4.62%, 06/26/26	300		301,035
Boston Properties LP
2.45%, 10/01/33	400		328,729
2.55%, 04/01/32	390		337,916
3.40%, 06/21/29	410		394,792
4.50%, 12/01/28	475		475,744
6.50%, 01/15/34	350		377,362
6.75%, 12/01/27	350		366,204
California Buyer Ltd. / Atlantica Sustainable Infrastructure PLC 144A 6.38%, 02/15/32	350		353,850
CenterPoint Energy Houston Electric LLC 5.30%, 04/01/53	175		173,701
Clearway Energy Operating LLC 144A
3.75%, 02/15/31	450		417,001
3.75%, 01/15/32	200		181,230

See Notes to Financial Statements

27

VANECK GREEN BOND ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

	Par (000’s	)	Value
United States (continued)
4.75%, 03/15/28	$425		$422,886
Comcast Corp. 4.65%, 02/15/33 †	508		508,562
Constellation Energy Generation LLC 5.75%, 03/15/54	450		457,100
Dana, Inc. 4.25%, 09/01/30	197		194,466
Deutsche Bank AG 1.69%, 03/19/26	375		371,419
Dominion Energy, Inc. 2.25%, 08/15/31 †	400		354,628
DTE Electric Co.
1.90%, 04/01/28	275		262,009
3.25%, 04/01/51	225		159,759
3.65%, 03/01/52	200		151,144
3.95%, 03/01/49	340		275,292
Duke Energy Carolinas LLC 3.95%, 11/15/28 †	300		300,552
Duke Energy Florida LLC 2.50%, 12/01/29	325		306,763
Duke Energy Progress LLC
3.45%, 03/15/29	300		295,111
5.10%, 03/15/34	250		258,345
Equinix, Inc.
1.55%, 03/15/28	335		315,664
2.50%, 05/15/31	475		429,291
3.90%, 04/15/32	575		553,200
ERP Operating LP
1.85%, 08/01/31 †	250		219,685
4.15%, 12/01/28	200		200,768
Evergy Kansas Central, Inc. 2.55%, 07/01/26	165		163,409
Federal Realty OP LP 1.25%, 02/15/26	225		222,772
Fifth Third Bancorp 1.71% (SOFR+0.69%), 11/01/27 (a)	250		243,613
Ford Motor Co.
3.25%, 02/12/32	1,100		959,626
6.10%, 08/19/32 †	825		847,416
General Motors Co.
5.40%, 10/15/29 †	475		491,736
5.60%, 10/15/32 †	600		626,179
Georgia Power Co. 3.25%, 04/01/26	175		174,462
Hanwha Energy USA Holdings Corp. 144A 4.38%, 07/02/28	200		201,565
Hanwha Q Cells Americas Holdings Corp. 144A 5.00%, 07/27/28	200		204,799
HAT Holdings I LLC / HAT Holdings II LLC 144A 3.75%, 09/15/30 †	225		207,591
Healthpeak OP LLC
1.35%, 02/01/27	225		217,110
2.12%, 12/01/28	249		233,556
	Par (000’s	)	Value
United States (continued)
Host Hotels & Resorts LP
2.90%, 12/15/31	$225		$200,812
3.38%, 12/15/29	325		309,352
Interstate Power & Light Co.
3.50%, 09/30/49	300		220,818
4.10%, 09/26/28	350		349,916
Interstate Power and Light Co. 3.60%, 04/01/29	150		146,966
Jabil, Inc. 4.25%, 05/15/27	250		250,155
Johnson Controls International plc / Tyco Fire & Security Finance SCA 1.75%, 09/15/30	325		289,164
JPMorgan Chase & Co. 6.07% (SOFR+1.33%), 10/22/27 (a)	950		967,087
Kaiser Foundation Hospitals
2.81%, 06/01/41	550		411,861
3.15%, 05/01/27	303		299,907
Kilroy Realty LP
2.50%, 11/15/32	175		145,565
2.65%, 11/15/33	225		183,992
4.75%, 12/15/28	200		200,002
Leeward Renewable Energy Operations LLC 144A 4.25%, 07/01/29	200		191,296
LYB International Finance III LLC 5.62%, 05/15/33 †	225		230,003
Massachusetts Institute of Technology 3.96%, 07/01/38	200		186,720
MidAmerican Energy Co.
2.70%, 08/01/52	250		158,399
3.10%, 05/01/27	200		197,843
3.15%, 04/15/50	300		208,237
3.65%, 04/15/29	337		333,609
3.65%, 08/01/48	400		305,561
3.95%, 08/01/47	225		183,064
4.25%, 07/15/49	450		376,270
5.30%, 02/01/55	300		292,459
5.35%, 01/15/34	300		313,986
5.85%, 09/15/54	450		475,166
Nature Conservancy 3.96%, 03/01/52	176		141,785
New York State Electric & Gas Corp. 144A
2.15%, 10/01/31	168		147,016
5.05%, 08/15/35	150		151,229
5.30%, 08/15/34	250		256,674
5.65%, 08/15/28	175		181,970
5.85%, 08/15/33	225		239,889
NextEra Energy Capital Holdings, Inc. 1.90%, 06/15/28	706		669,129

See Notes to Financial Statements

28

	Par (000’s	)	Value
United States (continued)
Niagara Mohawk Power Corp. 144A 5.78%, 09/16/52	$250		$253,531
NiSource, Inc. 5.00%, 06/15/52	175		159,686
Northern States Power Co.
2.25%, 04/01/31	225		204,158
2.60%, 06/01/51	375		236,787
2.90%, 03/01/50	225		150,812
3.20%, 04/01/52	200		141,882
4.50%, 06/01/52	250		217,848
5.40%, 03/15/54	325		325,188
NSTAR Electric Co. 3.25%, 05/15/29	225		218,358
Oglethorpe Power Corp.
5.80%, 06/01/54	300		299,068
5.90%, 02/01/55	200		202,360
Oncor Electric Delivery Co. LLC 4.15%, 06/01/32	202		198,196
Owens Corning 3.95%, 08/15/29	224		221,721
PacifiCorp
2.90%, 06/15/52	500		305,856
5.35%, 12/01/53	475		438,345
5.50%, 05/15/54 †	525		496,233
Pattern Energy Operations LP / Pattern Energy Operations, Inc. 144A 4.50%, 08/15/28	375		365,868
PepsiCo, Inc.
2.88%, 10/15/49	475		320,407
3.90%, 07/18/32	600		589,445
PG&E Recovery Funding LLC 5.54%, 07/15/47	350		356,759
Piedmont Operating Partnership LP 3.15%, 08/15/30	175		159,755
PNC Financial Services Group, Inc. 4.76% (SOFR Compound Index+1.08%), 01/26/27 (a)	600		600,514
Prologis LP
1.25%, 10/15/30	325		283,056
1.75%, 02/01/31	200		176,066
2.88%, 11/15/29	175		166,881
Public Service Co. of Colorado
3.20%, 03/01/50	250		174,014
3.70%, 06/15/28	269		267,725
4.10%, 06/15/48	300		244,101
5.75%, 05/15/54	300		307,413
Public Service Co. of Oklahoma
2.20%, 08/15/31	200		176,924
3.15%, 08/15/51	225		150,216
	Par (000’s	)	Value
United States (continued)
Public Service Electric and Gas Co.
3.10%, 03/15/32	$250		$231,944
4.65%, 03/15/33	250		251,844
5.12%, 03/15/53	200		192,192
RWE Finance US LLC 144A
5.12%, 09/18/35	450		444,163
5.88%, 04/16/34 †	597		625,664
5.88%, 09/18/55	450		443,651
6.25%, 04/16/54	300		309,039
San Diego Gas & Electric Co. 4.95%, 08/15/28	275		281,484
SCE Recovery Funding LLC
2.94%, 11/15/42	150		125,481
4.70%, 06/15/40	203		203,257
5.11%, 12/15/47	175		170,749
Seattle Children’s Hospital 2.72%, 10/01/50	200		127,677
SK Battery America, Inc. Reg S
2.12%, 01/26/26	626		621,620
4.88%, 01/23/27	200		201,169
SLG Office Trust 2021-OVA 144A 2.59%, 07/15/41	800		714,598
Sonoco Products Co.
2.25%, 02/01/27	150		146,281
2.85%, 02/01/32 †	300		269,314
Southern Power Co. 0.90%, 01/15/26	150		148,997
Southwestern Electric Power Co. 3.25%, 11/01/51	300		202,163
Southwestern Public Service Co.
3.15%, 05/01/50	300		202,214
3.75%, 06/15/49	150		113,420
5.15%, 06/01/52	100		86,958
Tennessee Valley Authority 1.50%, 09/15/31	250		218,766
UDR, Inc. 1.90%, 03/15/33	175		144,308
Union Electric Co. 2.62%, 03/15/51	275		169,926
Verizon Communications, Inc.
1.50%, 09/18/30	425		371,913
2.85%, 09/03/41	900		651,142
3.88%, 02/08/29	325		322,772
3.88%, 03/01/52 †	360		272,026
5.05%, 05/09/33	415		424,228
5.50%, 02/23/54 †	500		484,733
Vornado Realty LP
2.15%, 06/01/26	200		196,440
3.40%, 06/01/31	150		135,259
Welltower OP LLC
2.70%, 02/15/27 †	250		246,031
3.85%, 06/15/32	275		265,358

See Notes to Financial Statements

29

VANECK GREEN BOND ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

	Par (000’s	)	Value
United States (continued)
Wisconsin Electric Power Co. 4.75%, 09/30/32 †	$250		$256,086
Wisconsin Power and Light Co.
1.95%, 09/16/31	200		174,015
3.95%, 09/01/32	200		192,748
5.38%, 03/30/34	150		155,420
Wisconsin Public Service Corp. 2.85%, 12/01/51	200		128,615
WP Carey, Inc. 2.45%, 02/01/32	150		132,007
WULF Compute LLC 144A 7.75%, 10/15/30	1,500		1,559,332
ZF North America Capital, Inc. 144A
6.75%, 04/23/30	400		381,128
6.88%, 04/14/28	275		276,865
6.88%, 04/23/32	325		296,933
7.12%, 04/14/30	300		292,295
			52,028,057
Uzbekistan: 0.1%
JSCB Agrobank 144A 9.25%, 10/02/29	200		218,213
Total Corporate Bonds (Cost: $135,209,555)			133,290,098

GOVERNMENT OBLIGATIONS: 12.8%
Chile: 0.9%
Chile Government International Bond
2.55%, 01/27/32	700		627,739
3.50%, 01/25/50	1,100		819,775
			1,447,514
China: 3.1%
Hong Kong Government International Bond 144A
0.62%, 02/02/26	500		496,138
1.38%, 02/02/31	440		390,476
2.38%, 02/02/51	300		198,089
4.00%, 06/07/28	375		377,960
4.00%, 06/07/33	500		496,656
4.12%, 06/10/30	500		508,838
4.25%, 06/07/26	200		200,578
4.25%, 07/24/27	500		505,276
4.38%, 01/11/26	200		200,212
4.50%, 01/11/28	450		457,803
4.62%, 01/11/33	500		515,924
5.25%, 01/11/53	200		217,414
Hong Kong Government International Bond Reg S 1.75%, 11/24/31	400		356,608
			4,921,972
Dominican Republic: 0.2%
Dominican Republic International Bond 144A 6.60%, 06/01/36	300		317,220
	Par (000’s	)	Value
Finland: 0.3%
Kuntarahoitus Oyj 144A 3.62%, 10/09/29	$475		$472,804
Israel: 0.6%
Israel Government International Bond 4.50%, 01/17/33	875		860,752
Japan: 0.2%
Japan Bank for International Cooperation 4.88%, 10/18/28	250		257,759
Saudi Arabia: 2.6%
Gaci First Investment Co. Reg S
4.75%, 02/14/30	800		813,716
4.88%, 02/14/35	900		903,809
5.00%, 10/13/27	600		608,848
5.12%, 02/14/53	689		636,676
5.25%, 10/13/32	850		883,446
5.38%, 10/13/22	300		269,472
			4,115,967
South Korea: 0.1%
Korea Electric Power Corp. 144A 4.00%, 06/14/27	175		174,931
Supranational: 1.3%
Asian Development Bank
1.75%, 08/14/26	275		270,590
2.38%, 08/10/27	203		198,613
3.12%, 09/26/28	394		388,544
New Development Bank Reg S
4.68%, 11/07/27	400		405,654
5.12%, 04/26/26	700		702,241
			1,965,642
Turkey: 1.0%
Istanbul Metropolitan Municipality 144A 10.50%, 12/06/28	350		384,790
Turkiye Government International Bond 9.12%, 07/13/30	1,100		1,253,093
			1,637,883
United States: 2.5%
Fannie Mae-Aces
1.44%, 10/25/29	300		271,557
2.44%, 10/25/29	37		34,888
2.52%, 08/25/29	231		218,725
2.89%, 02/25/27	149		147,048
2.90%, 01/25/28	319		312,530
2.94%, 06/25/29	6		6,096
2.97%, 09/25/27	219		215,847
3.07%, 02/25/30	223		214,774
3.13%, 03/25/28	198		194,609
3.16%, 03/25/28	340		333,536
3.21%, 11/25/27	12		12,046
3.31%, 06/25/28	276		272,270
3.56%, 09/25/28	400		396,080

See Notes to Financial Statements

30

	Par (000’s	)	Value
United States (continued)
3.75%, 09/25/30	$82		$80,713
Freddie Mac Multifamily Structured Pass Through Certificates
1.30%, 06/25/30	30		26,584
1.49%, 11/25/30	400		353,638
2.88%, 04/25/26	785		781,308
3.12%, 08/25/32	135		126,502
			3,998,751
Total Government Obligations (Cost: $20,468,817)			20,171,195

MUNICIPAL BONDS: 0.3%
United States: 0.3%
Commonwealth of Massachusetts (GO) 3.28%, 06/01/46	150		120,927
District of Columbia Water & Sewer Authority (RB) 4.81%, 10/01/14	170		151,386
Maryland Economic Development Corp. (RB) 5.94%, 05/31/57	200		204,313
Total Municipal Bonds (Cost: $608,286)			476,626

	Number of Shares
PREFERRED SECURITIES: 0.1% (Cost: $173,320)
Canada: 0.1%
Brookfield Finance, Inc. 4.62%, 10/16/80	7,000		113,190

	Par (000’s	)
ASSET-BACKED SECURITIES: 0.9%
United States: 0.9%
Aligned Data Centers Issuer LLC 144A 1.94%, 08/15/46	888		869,287
Compass Datacenters Issuer III LLC 144A 5.66%, 02/25/50	300		305,783
Triumph Rail Holdings LLC 144A 2.15%, 06/19/51	306		293,178
Total Asset-Backed Securities (Cost: $1,419,689)			1,468,248
Total Investments Before Collateral for Securities Loaned: 98.7% (Cost: $157,879,667)			155,519,357
	Number of Shares	Value
SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES ON LOAN: 2.1%
Money Market Fund: 2.1% (Cost: $3,368,628)
State Street Navigator Securities Lending Government Money Market Portfolio 4.06%(x)	3,368,628	$3,368,628
Total Investments: 100.8% (Cost: $161,248,295)		158,887,985
Liabilities in excess of other assets: (0.8)%		(1,277,495)
NET ASSETS: 100.0%		$157,610,490

See Notes to Financial Statements

31

VANECK GREEN BOND ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

Definitions:

GO	General Obligation
RB	Revenue Bond
SOFR	Secured Overnight Financing Rate

Footnotes:

(a)	Variable rate security — the rate shown is as of 10/31/25
(x)	Rate shown is the 1-day yield as of 10/31/25.
†	Security fully or partially on loan. Total market value of securities on loan is $11,511,092.

Reg S	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. These securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.
144A	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted. These securities have an aggregate value of $53,546,808, or 34.0% of net assets.

The summary of inputs used to value the Fund’s investments as of October 31, 2025 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Corporate Bonds *	$—	$133,290,098	$—	$133,290,098
Government Obligations *	—	20,171,195	—	20,171,195
Municipal Bonds *	—	476,626	—	476,626
Preferred Securities *	113,190	—	—	113,190
Asset-Backed Securities *	—	1,468,248	—	1,468,248
Money Market Fund	3,368,628	—	—	3,368,628
Total Investments	$3,481,818	$155,406,167	$—	$158,887,985

*	See Schedule of Investments for geographic sectors.

See Notes to Financial Statements

32

VANECK HIGH YIELD MUNI ETF

SCHEDULE OF INVESTMENTS

October 31, 2025 (unaudited)

	Par (000’s	)	Value
MUNICIPAL BONDS: 98.6%
Alabama: 3.3%
Alabama Special Care Facilities Financing Authority, Methodist Home for Aging (RB)
5.75%, 06/01/35 (c)	$1,400		$1,401,714
5.75%, 06/01/45 (c)	2,000		1,855,797
6.00%, 06/01/50 (c)	3,900		3,618,411
Alabama State Port Authority Docks Facilities, Series A (RB) (AG)
5.00%, 10/01/29 (c)	1,675		1,725,442
5.00%, 10/01/34 (c)	1,000		1,024,155
Baldwin County Industrial Development Authority, Solid Waste Disposal, Series A (RB) 5.00%, 06/01/55 (c) (p)	11,500		11,846,774
Baldwin County, Alabama Industrial Development Authority, Series B (RB) 4.62%, 06/01/55 (c) (p)	1,750		1,769,773
Black Belt Energy Gas District, Project No. 8, Series A (RB) 4.00%, 12/01/52 (c) (p)	7,000		7,193,004
Black Belt Energy Gas District, Series A (RB)
5.25%, 01/01/54 (c) (p)	5,000		5,387,786
5.25%, 05/01/56 (c) (p)	3,000		3,127,669
Black Belt Energy Gas District, Series B (RB) 5.00%, 10/01/35 (c)	2,000		2,084,360
Black Belt Energy Gas District, Series D (RB) 5.00%, 12/01/55 (c) (p)	2,000		2,171,283
Black Belt Energy Gas District, Series E (RB) 5.00%, 12/01/55 (c) (p)	2,000		2,167,539
Energy Southeast, A Cooperative District Energy Supply, Series A (RB) 5.00%, 11/01/35 (c)	750		808,243
Energy Southeast, A Cooperative District Energy Supply, Series B (RB) 5.00%, 09/01/33 (c)	1,500		1,560,015
Homewood Educational Building Authority (RB)
5.50%, 10/01/54 (c)	1,000		1,019,392
5.50%, 10/01/54 (c)	1,000		1,019,393
Hoover Industrial Development Board, United States Steel Corp. Project (RB) 6.38%, 11/01/50 (p)	1,180		1,302,312
Hoover Industrial Development Board, United States Steel Corp. Project (RB) (SD CRED PROG) 5.75%, 10/01/49 (c)	8,540		8,666,102
	Par (000’s	)	Value
Alabama (continued)
Jefferson County Sewer Warrants (RB) 5.25%, 10/01/49 (c)	$16,785		$17,517,699
Jefferson County, Sewer Revenue Warrants (RB) 5.25%, 10/01/45 (c)	2,175		2,299,969
Lower Alabama Gas District Gas Project, Series A (RB) 5.00%, 12/01/33 (c)	2,000		2,129,055
Mobile County Industrial Development Authority, Series B (RB) 4.75%, 12/01/54 (c)	8,270		7,735,548
Selma Alabama Industrial Development Board, International Paper Company Project, Series A (RB) 4.20%, 05/01/34	750		775,251
Southeast Energy Authority A Cooperative District, Project No. 4, Series B-1 (RB) 5.00%, 05/01/53 (c) (p)	2,570		2,676,095
Southeast Energy Authority, A Cooperative District Energy Supply, Series B (RB) 5.00%, 09/01/35 (c)	3,000		3,326,222
Southeast Energy Authority, Cooperative District Energy Supply, Series A (RB) 5.00%, 11/01/35 (c)	4,615		4,924,906
Southeast Energy Authority, Cooperative District Energy Supply, Series B (RB) 5.25%, 03/01/55 (c) (p)	4,500		4,849,562
Southeast Energy Authority, Cooperative District Gas Supply, Series F (RB) 5.25%, 11/01/55 (c) (p)	3,500		3,887,782
Tuscaloosa County Industrial Development Authority, Hunt Refining Project, Series A (RB) 5.25%, 05/01/44 (c)	7,000		7,048,724
			116,919,977
Alaska: 0.1%
Alaska Railroad Corp. (RB) (AG) 6.00%, 10/01/50 (c)	1,905		2,081,804
Municipality of Anchorage, Alaska Port, Series A (RB) 4.50%, 02/01/60 (c)	750		710,934
Northern Tobacco Securitization Corp., Series B-2 (RB) 0.00%, 06/01/66 (c) ^	13,000		1,472,564
			4,265,302
American Samoa: 0.1%
American Samoa Economic Development Authority, Series A (RB) 5.00%, 09/01/38 (c)	3,250		3,313,145

See Notes to Financial Statements

33

VANECK HIGH YIELD MUNI ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

	Par (000’s	)	Value
American Samoa (continued)
6.62%, 09/01/35 (c)	$1,000		$1,002,008
			4,315,153
Arizona: 2.7%
Arizona Industrial Development Authority, Academies of Math and Science (RB) 5.00%, 07/01/39 (c)	1,000		1,000,988
Arizona Industrial Development Authority, Academies of Math and Science, Series B (RB) 5.00%, 07/01/29 (c)	175		176,412
Arizona Industrial Development Authority, American Charter School Foundation Project (RB)
6.00%, 07/01/37 (c)	1,125		1,155,270
6.00%, 07/01/47 (c)	2,940		2,981,096
Arizona Industrial Development Authority, Arizona Agribusiness and Equine Center, Inc. Project, Series B (RB) 5.00%, 03/01/37 (c)	1,545		1,545,555
Arizona Industrial Development Authority, Basis School Project, Series A (RB)
5.12%, 07/01/37 (c)	250		250,855
5.25%, 07/01/47 (c)	500		493,103
Arizona Industrial Development Authority, Basis School Project, Series D (RB)
5.00%, 07/01/47 (c)	270		257,686
5.00%, 07/01/51 (c)	515		482,567
Arizona Industrial Development Authority, Basis School Project, Series G (RB) (AG) 5.00%, 07/01/47 (c)	500		477,196
Arizona Industrial Development Authority, Benjamin Franklin Charter School Projects, Series A (RB) 5.25%, 07/01/53 (c)	1,000		943,163
Arizona Industrial Development Authority, Doral Academy Project, Series A (RB) 4.00%, 07/15/51 (c)	500		365,833
Arizona Industrial Development Authority, Education Facility, Leman Academy of Excellence, East and Central Tucson Projects, Series A (RB)
4.00%, 07/01/29 (c)	350		347,688
5.00%, 07/01/54 (c)	1,000		891,551
Arizona Industrial Development Authority, Education Facility, Leman Academy of Excellence, Series A (RB) 4.50%, 07/01/54 (c)	500		428,158
	Par (000’s	)	Value
Arizona (continued)
Arizona Industrial Development Authority, Education Facility, Series A (RB)
4.00%, 07/01/61 (c)	$2,500		$2,014,930
5.25%, 07/01/37 (c)	2,650		2,660,389
Arizona Industrial Development Authority, Heritage Academy - Gateway and Laveen Projects, Series A (RB) 5.00%, 07/01/51 (c)	2,420		2,086,625
Arizona Industrial Development Authority, Kaizen Education Project (RB) 5.70%, 07/01/47 (c)	1,000		1,002,453
Arizona Industrial Development Authority, KIPP NYC Public Charter Schools, Macombs Facility Project, Series A (RB) 4.00%, 07/01/51 (c)	400		334,799
Arizona Industrial Development Authority, Point 320 LLC, Series A (RB) 3.62%, 05/20/33	5,504		5,543,383
Arizona Industrial Development Authority, Series A (RB)
4.88%, 07/01/60 (c) (p)	1,150		1,154,641
5.00%, 07/01/51 (c)	1,000		862,242
6.75%, 03/01/65 (c)	2,000		1,964,214
Arizona Industrial Development Authority, Somerset Academy of Las Vegas, Series A (RB) 4.00%, 12/15/51 (c)	1,400		1,082,862
Chandler Industrial Development Authority (RB) 4.00%, 06/01/49 (c) (p)	2,000		2,039,765
City of Mesa, Arizona Utility Systems (RB) (AG) 4.50%, 07/01/49 (c)	2,000		2,007,326
City of Phoenix Civic Improvement Corp., Series B (RB) (BAM) 5.00%, 07/01/44 (c)	2,990		3,047,561
Glendale Industrial Development Authority, Beatitudes Campus Project (RB) 4.00%, 11/15/27 (c)	190		179,210
Glendale Industrial Development Authority, Royal Oaks Inspirata Pointe Project, Series A (RB) 5.00%, 05/15/56 (c)	1,340		1,158,136
Industrial Development Authority of the City of Phoenix, Basis Schools, Inc. Project, Series A (RB)
5.00%, 07/01/35 (c)	900		900,153
5.00%, 07/01/45 (c)	500		480,228
5.00%, 07/01/46 (c)	1,000		959,818

See Notes to Financial Statements

34

	Par (000’s	)	Value
Arizona (continued)
Industrial Development Authority of the City of Phoenix, Downtown Student Housing, Series A (RB) 5.00%, 07/01/42 (c)	$1,250		$1,258,745
Industrial Development Authority of the City of Phoenix, Legacy Traditional School Project (RB) 5.00%, 07/01/45 (c)	4,435		4,327,733
Industrial Development Authority of the City of Phoenix, Legacy Traditional School Project, Series A (RB) 5.00%, 07/01/36 (c)	750		751,570
Maricopa County Arizona Industrial Development Authority, Commercial Metals Company Project (RB) 4.00%, 10/15/47 (c)	13,070		11,145,575
Maricopa County Industrial Development Authority, Benjamin Franklin Charter School Projects, Series A (RB) 6.00%, 07/01/52 (c)	1,000		1,009,467
Maricopa County Industrial Development Authority, Legacy Traditional Schools Projects, Series A (RB) (SD CRED PROG)
5.00%, 07/01/49 (c)	1,300		1,300,461
5.00%, 07/01/54 (c)	1,400		1,386,950
Maricopa County Industrial Development Authority, Legacy Traditional Schools Projects, Series B (RB)
5.00%, 07/01/39 (c)	500		508,467
5.00%, 07/01/49 (c)	1,990		1,923,624
5.00%, 07/01/54 (c)	500		477,166
Maricopa County Industrial Development Authority, Paradise School Project (RB) 5.00%, 07/01/47 (c)	1,750		1,603,699
Phoenix Arizona Industrial Development Authority, Falcon Properties LLC, Project, Series A (RB) 4.15%, 12/01/57 (c)	5,000		3,258,313
Phoenix Arizona Industrial Development Authority, Guam Facilities Foundation, Inc. Project (RB) 5.12%, 02/01/34 (c)	1,000		981,947
Phoenix Arizona Industrial Development Authority, Provident Group - Falcon Properties LLC, Project, Series A (RB) 4.00%, 12/01/51 (c)	1,000		671,077
	Par (000’s	)	Value
Arizona (continued)
Pima County Industrial Development Authority, Edkey Charter Schools Project (RB)
5.00%, 07/01/30 (c) (d) *	$1,000		$800,000
5.25%, 07/01/36 (c) (d) *	250		200,000
5.38%, 07/01/46 (c) (d) *	250		200,000
5.50%, 07/01/51 (c) (d) *	250		200,000
Sacramento County, Community Facilities District No. 2005-2 (RB) 5.00%, 12/01/32	2,000		2,193,944
Salt Verde Financial Corp. (RB)
5.00%, 12/01/37	7,105		7,782,321
5.25%, 12/01/25	265		265,313
5.25%, 12/01/27	215		222,026
5.25%, 12/01/28	245		256,885
Sierra Vista Industrial Development Authority (RB)
6.25%, 06/15/45 (c)	750		764,325
6.38%, 06/15/64 (c)	1,000		1,026,787
Sierra Vista Industrial Development Authority, Wake Preparatory Academy (RB) 5.25%, 06/15/35 (c)	500		513,605
Tempe Industrial Development Authority (RB)
3.75%, 12/01/31 (c)	1,000		991,141
4.38%, 12/01/36 (c)	500		500,330
5.38%, 12/01/46 (c)	1,500		1,505,798
5.62%, 12/01/55 (c)	2,155		2,171,967
5.62%, 12/01/60 (c)	3,000		3,007,526
Tempe Industrial Development Authority, Friendship Village of Tempe (RB) 5.00%, 12/01/54 (c)	355		317,477
The Industrial Development Authority of the City of Sierra Vista, American Leadership Academy Project (RB) 5.00%, 06/15/44 (c)	1,000		964,319
			95,764,414
Arkansas: 1.2%
Arkansas Development Finance Authority, Big River Steel Project (RB)
4.50%, 09/01/49 (c)	17,520		16,939,112
4.75%, 09/01/49 (c)	4,500		4,384,968
Arkansas Development Finance Authority, Environmental Improvement, United States Steel Corporation Project (RB)
5.45%, 09/01/52 (c)	19,750		19,848,100
5.70%, 05/01/53 (c)	3,205		3,273,559
			44,445,739

See Notes to Financial Statements

35

VANECK HIGH YIELD MUNI ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

	Par (000’s	)	Value
California: 14.7%
Alameda Corridor Transportation Authority, Second Subordinate Lien, Series B (RB)
5.00%, 10/01/35 (c)	$1,650		$1,678,242
5.00%, 10/01/36 (c)	1,730		1,757,788
5.00%, 10/01/37 (c)	5,535		5,617,686
Alameda Corridor Transportation Authority, Series A (RB) (AG) 0.00%, 10/01/53 (c) ^	1,905		508,703
Anaheim Community Facilities District No. 08-1 (ST)
4.00%, 09/01/36 (c)	160		160,207
4.00%, 09/01/41 (c)	615		587,024
4.00%, 09/01/46 (c)	420		381,127
Anaheim Public Financing Authority, Anaheim Public Improvement Project, Series A (RB) (BAM) 5.00%, 09/01/36 (c)	2,000		2,071,171
Antelope Valley Healthcare District, Series A (RB) 5.25%, 03/01/36 (c)	1,480		1,485,637
California Community Choice Financing Authority, Clean Energy Project, Series A (RB) 5.00%, 01/01/56 (c) (p)	1,500		1,609,491
California Community Choice Financing Authority, Clean Energy Project, Series B (RB)
5.00%, 01/01/55 (c) (p)	4,000		4,250,790
5.00%, 03/01/56 (c) (p)	1,500		1,647,813
California Community Choice Financing Authority, Clean Energy Project, Series B-1 (RB) 5.00%, 07/01/53 (c) (p)	6,080		6,432,348
California Community Choice Financing Authority, Clean Energy Project, Series C (RB)
5.00%, 12/01/55 (c) (p)	5,000		5,360,078
5.25%, 01/01/54 (c) (p)	8,470		9,087,628
California Community Choice Financing Authority, Clean Energy Project, Series D (RB)
5.00%, 10/01/55 (c) (p)	6,000		6,405,652
5.50%, 05/01/54 (c) (p)	10,000		10,656,057
California Community Choice Financing Authority, Clean Energy Project, Series E (RB) 5.00%, 10/01/56 (c) (p)	9,000		9,918,534
California Community Choice Financing Authority, Clean Energy Project, Series E-1 (RB) 5.00%, 02/01/54 (c) (p)	1,500		1,620,165
	Par (000’s	)	Value
California (continued)
California Community Choice Financing Authority, Clean Energy Project, Series F (RB)
5.00%, 11/01/33 (c)	$8,500		$9,300,553
5.00%, 02/01/55 (c) (p)	5,000		5,469,057
California Community Choice Financing Authority, Clean Energy Project, Series G (RB) 5.00%, 11/01/55 (c) (p)	3,000		3,206,482
California Community Choice Financing Authority, Clean Energy Project, Series G-1 (RB) 5.25%, 11/01/54 (c) (p)	1,000		1,074,739
California Community Choice Financing Authority, Clean Energy Project, Series H (RB) 5.00%, 01/01/56 (c) (p)	2,500		2,790,085
California Community College Financing Authority, Orange Coast College Project (RB) 5.25%, 05/01/53 (c)	1,695		1,728,211
California Community Housing Agency, Essential Housing, Glendale Properties, Series A-1 (RB) 4.00%, 02/01/56 (c)	5,000		4,135,382
California Community Housing Agency, Essential Housing, Glendale Properties, Series A-2 (RB) 3.00%, 08/01/56 (c)	4,000		2,688,268
California Community Housing Agency, Essential Housing, Series A-1 (RB) 3.00%, 02/01/57 (c)	3,500		2,390,061
California Community Housing Agency, Essential Housing, Summit at Sausalito Apartments, Series A-1 (RB) 3.00%, 02/01/57 (c)	1,000		676,923
California Community Housing Agency, Essential Housing, Summit at Sausalito Apartments, Series A-2 (RB) 4.00%, 02/01/50 (c)	2,000		1,522,438
California Community Housing Agency, Series A-1 (RB) 4.00%, 02/01/56 (c)	4,500		3,770,231
California County Tobacco Securitization Agency, Golden Gate Tobacco, Series A (RB) 5.00%, 06/01/36 (c)	15		14,474
California County Tobacco Securitization Agency, Series A (RB) 4.00%, 06/01/49 (c)	1,050		905,509

See Notes to Financial Statements

36

	Par (000’s	)	Value
California (continued)
California Enterprise Development Authority, Series A (RB)
5.00%, 06/01/44 (c)	$500		$486,473
5.00%, 06/01/54 (c)	1,000		936,868
California Enterprise Development Authority, The Rocklin Academy Project (RB)
5.00%, 06/01/54 (c)	500		471,195
5.00%, 06/01/64 (c)	1,000		920,042
California Health Facilities Financing Authority, Adventist Health System, Series A (RB)
4.00%, 03/01/39 (c)	1,910		1,854,863
5.00%, 12/01/31	2,500		2,767,960
5.00%, 12/01/34 (c)	2,000		2,254,416
5.25%, 12/01/43 (c)	2,000		2,117,823
5.25%, 12/01/44 (c)	3,175		3,339,816
California Health Facilities Financing Authority, Children’s Hospital, Series A (RB)
4.00%, 08/15/49 (c)	250		210,208
4.20%, 08/15/42 (c)	500		469,276
5.00%, 08/15/37 (c)	460		467,703
5.00%, 08/15/42 (c)	3,735		3,752,128
5.00%, 08/15/47 (c)	1,000		989,929
California Health Facilities Financing Authority, Commonspirit Health, Series A (RB) 5.25%, 12/01/49 (c)	7,230		7,707,371
California Health Facilities Financing Authority, Providence St. Joseph Health, Series A (RB) 5.00%, 10/01/50 (c) (p)	500		557,970
California Health Facilities Financing Authority, Series A (RB)
5.00%, 12/01/32 (c)	2,000		2,210,879
5.00%, 12/01/35 (c)	2,000		2,265,855
California Health Facilities Financing Authority, Sutter Health, Series A (RB) 4.00%, 11/15/42 (c)	300		294,210
California Housing Finance Agency, Series A (RB) 4.00%, 03/20/33	7,005		7,194,669
California Infrastructure & Economic Development Bank, Brightline West Passenger Rail Project, Series A (RB) 9.50%, 01/01/65 (c) (p)	43,640		34,912,000
	Par (000’s	)	Value
California (continued)
California Infrastructure & Economic Development Bank, California Science Center Phase III Project, Series A (RB) 4.00%, 05/01/55 (c)	$1,000		$908,441
California Infrastructure & Economic Development Bank, Charter School Portfolio Project, Series A-1 (RB) 5.00%, 01/01/55 (c)	1,000		867,508
California Infrastructure & Economic Development Bank, Senior National Charter School, Series B (RB)
5.00%, 11/01/49 (c)	250		256,053
5.00%, 11/01/59 (c)	1,180		1,198,672
California Muincipal Finance Authority, Charter School, Series A (RB) 5.00%, 07/01/31 (c)	1,000		1,000,996
California Municipal Finance Authority, Ascent 613 Project, Series A (RB)
5.38%, 01/01/55 (c)	1,500		1,467,850
5.50%, 01/01/60 (c)	1,000		989,058
California Municipal Finance Authority, Baptist University, Series A (RB)
5.00%, 11/01/35 (c)	875		929,094
5.12%, 11/01/40 (c)	1,000		1,037,847
5.38%, 11/01/45 (c)	775		792,044
5.50%, 11/01/45 (c)	500		499,999
California Municipal Finance Authority, Charter School Santa Rosa Academy Project (RB) 5.00%, 07/01/62 (c)	1,000		915,391
California Municipal Finance Authority, CHF-Davis I, LLC - West Village Student Housing Project (RB) 5.00%, 05/15/38 (c)	500		515,652
California Municipal Finance Authority, CHF-Davis I, LLC - West Village Student Housing Project (RB) (BAM) 4.00%, 05/15/48 (c)	150		139,806
California Municipal Finance Authority, CHF-Davis II, LLC - Orchard Park Student Housing Project (RB) (BAM) 4.00%, 05/15/46 (c)	5,000		4,756,506
California Municipal Finance Authority, CHF-Davis II, LLC - Orchard Park Student Housing Project, Series A (RB) (BAM) 4.00%, 05/15/41 (c)	1,500		1,499,699

See Notes to Financial Statements

37

VANECK HIGH YIELD MUNI ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

	Par (000’s	)	Value
California (continued)
California Municipal Finance Authority, Eisenhower Medical Center, Series A (RB)
5.00%, 07/01/30 (c)	$200		$204,449
5.00%, 07/01/31 (c)	250		255,523
California Municipal Finance Authority, John Adams Academies Lincoln Project, Series A (RB)
5.00%, 10/01/39 (c)	500		497,023
5.00%, 10/01/49 (c)	500		457,313
5.00%, 10/01/57 (c)	500		444,018
California Municipal Finance Authority, Julian Charter School Project, Series A (RB) 5.62%, 03/01/45 (c)	2,390		2,179,945
California Municipal Finance Authority, LINXS APM Project, Series A (RB)
5.00%, 06/30/28	65		67,212
5.00%, 06/30/29 (c)	600		619,316
5.00%, 12/31/29 (c)	500		516,213
5.00%, 12/31/43 (c)	7,675		7,720,589
California Municipal Finance Authority, LINXS APM Project, Series A (RB) (AG)
3.00%, 12/31/30 (c)	1,950		1,903,637
5.00%, 06/30/31 (c)	1,035		1,065,680
5.00%, 12/31/33 (c)	3,800		3,898,825
5.00%, 12/31/34 (c)	700		715,394
5.00%, 12/31/37 (c)	1,000		1,018,466
5.00%, 12/31/47 (c)	4,750		4,766,517
California Municipal Finance Authority, Northbay Healthcare Group, Series A (RB) 5.25%, 11/01/47 (c)	230		230,249
California Municipal Finance Authority, Palmdale Aerospace Academy, Series A (RB)
5.00%, 07/01/38 (c)	130		129,444
5.00%, 07/01/41 (c)	500		482,069
5.00%, 07/01/49 (c)	2,815		2,571,114
California Municipal Finance Authority, PRS-California Obligated Group Projects, Series A (RB)
5.00%, 11/15/44 (c)	1,000		1,019,221
5.00%, 04/01/54 (c)	1,000		1,007,736
California Municipal Finance Authority, Social Bonds - Healthright 360, Series A (RB) 5.00%, 11/01/49 (c)	1,000		913,061
California Municipal Finance Authority, St. Mary’s School Aliso Viejo, Series A (RB) 5.88%, 05/01/59 (c)	570		576,481
	Par (000’s	)	Value
California (continued)
California Municipal Finance Authority, UCR Dundee- Glasgow Student Housing Project (RB) (BAM) 4.00%, 05/15/48 (c)	$250		$233,684
California Municipal Finance Authority, United Airlines, Inc., International Airport Project (RB) 4.00%, 07/15/29	19,000		19,211,309
California Pollution Control Financing Authority, Poseidon Resources LP Desalination Project (RB) (ACA) 5.00%, 07/01/37 (c)	3,500		3,503,246
California Pollution Control Financing Authority, Solid Waste Disposal, CalPlant I Project (RB) 7.00%, 07/01/22 (d) *	1,000		11,250
7.50%, 07/01/32 (c) (d) *	10,500		118,125
7.50%, 12/01/39 (c) (d) *	6,863		68
8.00%, 07/01/39 (c) (d) *	6,635		74,644
California Pollution Control Financing Authority, Solid Waste Disposal, CalPlant I Project (RB) (SAW) 7.50%, 07/01/32 (d) *	1,000		11,250
California Pollution Control Financing Authority, Water Furnishing, Poseidon Resources LP Desalination Project (RB) 5.00%, 07/01/38 (c)	1,000		1,069,775
California Public Finance Authority, Charter School Project, Series A (RB)
5.62%, 06/15/55 (c)	1,000		1,004,678
6.00%, 06/15/65 (c)	2,345		2,391,946
California Public Finance Authority, Enso Village Project, Series A (RB) 5.00%, 06/01/54 (c)	400		358,777
California Public Finance Authority, Series A (RB)
5.88%, 06/01/39 (c)	1,000		1,005,117
6.50%, 06/01/54 (c)	2,000		1,947,385
6.62%, 03/01/65 (c)	1,000		1,000,124
California School Finance Authority, Charter School Facility, Grimmway School, Series A (RB) 5.00%, 07/01/36 (c)	2,000		2,006,342
California School Finance Authority, Charter School Project (RB)
5.50%, 07/01/54 (c)	1,000		946,468
5.60%, 07/01/64 (c)	1,250		1,173,000

See Notes to Financial Statements

38

	Par (000’s	)	Value
California (continued)
California School Finance Authority, Charter School, John Adams Academies, Series A (RB) 5.00%, 07/01/52 (c)	$1,000		$927,996
California School Finance Authority, NCCD-Santa Rosa Properties LLC, Series A (RB) 4.00%, 11/01/51 (c)	1,000		806,622
California School Finance Authority, New Designs Chapter School Project, Series A (RB) 5.00%, 06/01/64 (c)	1,000		911,168
California School Finance Authority, River Springs Charter School Project, Series A (RB) 5.00%, 07/01/47 (c)	2,000		1,894,810
California School Finance Authority, Rocketship Education, Series A (RB) 5.25%, 06/01/52 (c)	250		234,438
California Statewide Communities Development Authority, Baptist University, Series A (RB)
3.50%, 11/01/27	950		940,356
5.00%, 11/01/41 (c)	1,000		1,000,709
California Statewide Communities Development Authority, College Housing (RB) 5.25%, 07/01/49 (c)	250		250,073
California Statewide Communities Development Authority, Front Porch Communities and Services, Series A (RB) 3.00%, 04/01/51 (c)	2,000		1,467,126
California Statewide Communities Development Authority, Irvine East Campus Armaments, CHF-Irvine, LLC (RB)
5.00%, 05/15/30 (c)	385		389,049
5.00%, 05/15/33 (c)	545		550,435
California Statewide Communities Development Authority, Lancer Educational Student Housing Project, Series A (RB) 5.00%, 06/01/39 (c)	435		439,554
California Statewide Communities Development Authority, Loma Linda University Medical Center, Series A (RB)
5.00%, 12/01/41 (c)	17,050		17,091,513
5.25%, 12/01/44 (c)	6,340		6,340,375
	Par (000’s	)	Value
California (continued)
5.25%, 12/01/48 (c)	$4,000		$4,012,033
5.25%, 12/01/56 (c)	12,900		12,837,844
5.50%, 12/01/54 (c)	11,630		11,630,628
5.50%, 12/01/58 (c)	3,500		3,513,870
California Statewide Communities Development Authority, Provident Group Pomona Properties LLC, Series A (RB) 5.00%, 12/01/46 (c)	4,730		4,722,887
California Statewide Communities Development Authority, University of California, Irvine East Campus Apartments (RB)
3.50%, 05/15/36 (c)	615		610,160
5.00%, 05/15/47 (c)	3,170		3,189,147
California Statewide Financing Authority, Pooled Tobacco Securitization Program, Series C (RB) 6.00%, 05/01/43 (c)	900		918,844
City and County of San Francisco, Airport Commission, International Airport, Series A (RB) 5.00%, 05/01/33	1,250		1,411,767
City and County of San Francisco, Airport Commission, International Airport, Series C (RB) 5.00%, 05/01/32	3,000		3,352,826
City and County of San Francisco, Mission Rock Facilities and Services, Series A (ST) 4.00%, 09/01/41 (c)	1,635		1,549,888
City of Dublin, Community Facilities District No. 2015-1 (ST)
5.00%, 09/01/37 (c)	1,150		1,176,354
5.00%, 09/01/39 (c)	500		518,851
5.00%, 09/01/44 (c)	500		509,852
5.00%, 09/01/47 (c)	485		488,787
5.00%, 09/01/49 (c)	500		507,314
City of Fontana, Community Facilities District No. 109, Narra Hills (ST)
5.00%, 09/01/49 (c)	1,000		1,022,334
5.00%, 09/01/54 (c)	1,400		1,423,743
City of Fontana, Community Facilities District No. 90 (ST) 4.00%, 09/01/51 (c)	500		450,591
City of Fremont, Community Facilities District No. 1 (ST) 5.00%, 09/01/40 (c)	250		250,441

See Notes to Financial Statements

39

VANECK HIGH YIELD MUNI ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

	Par (000’s	)	Value
California (continued)
City of Irvine, Community Facilities District No. 2013-3 (ST)
4.00%, 09/01/32 (c)	$230		$231,127
4.00%, 09/01/33 (c)	250		251,084
4.00%, 09/01/34 (c)	250		250,900
City of Los Angeles Department of Airports, Series A (RB)
5.00%, 05/15/34	500		574,686
5.00%, 05/15/35	500		575,593
5.50%, 05/15/55 (c)	1,000		1,076,696
City of Los Angeles Department of Airports, Series D (RB) 5.25%, 05/15/51 (c)	3,000		3,262,115
City of Los Angeles Department of Airports, Series E (RB) 5.25%, 05/15/55 (c)	4,000		4,316,844
City of Los Angeles Department of Airports, Series F (RB) 5.00%, 05/15/35	500		575,593
City of Rancho Cordova, Sunridge Anatolia Community Facilities District No. 2003-1 (ST) 4.00%, 09/01/37 (c)	180		180,183
City of Rocklin, Community Facilities District No. 10 (ST) 5.00%, 09/01/39 (c)	810		810,000
City of Roseville, Amoruso Ranch Community Facilities District No.1, Improvement Area No.1 (ST) 5.00%, 09/01/49 (c)	1,000		1,015,826
City of Roseville, Fiddyment Ranch Community Facilities District No. 1 (ST)
3.75%, 09/01/36 (c)	500		494,089
5.00%, 09/01/34 (c)	155		159,213
City of Roseville, Fiddyment Ranch Community Facilities District No. 5 (ST) 5.00%, 09/01/47 (c)	3,450		3,473,326
CMFA Special Finance Agency VII, Essential Housing, The Breakwater Apartments, Series A-1 (RB) 3.00%, 08/01/56 (c)	4,000		2,768,945
CMFA Special Finance Agency VIII, Essential Housing, Series A-1 (RB) 3.00%, 08/01/56 (c)	8,360		5,677,184
CMFA Special Finance Agency XII, Essential Housing, Series A-1 (RB) 3.25%, 02/01/57 (c)	5,500		3,985,183
CMFA Special Finance Agency XII, Essential Housing, Series A-2 (RB) 4.38%, 08/01/49 (c)	1,000		855,204
	Par (000’s	)	Value
California (continued)
CMFA Special Finance Agency, Essential Housing, Series A-1 (RB) 4.00%, 08/01/56 (c)	$2,975		$2,568,054
Compton Public Finance Authority (RB)
4.00%, 09/01/27 (c)	400		399,973
4.50%, 09/01/32 (c)	1,585		1,585,398
Corona California, Community Facilities District No. 2018-1 (ST) 5.00%, 09/01/54 (c)	500		511,738
County of Los Angeles, Community Facilities District No. 2019-1 of the Sulphur Union School District, Series A (ST) 5.00%, 09/01/54 (c)	1,000		1,014,798
County of Los Angeles, Community Facilities District No. 2021-01 (ST) 5.00%, 09/01/47 (c)	1,000		1,026,900
County of Sacramento Airport System, Series A (RB) 5.00%, 07/01/37 (c)	500		554,519
CSCDA Community Improvement Authority Series A-2 (RB) 3.00%, 02/01/57 (c)	1,975		1,367,793
CSCDA Community Improvement Authority, Essential Housing, Series A (RB)
3.00%, 09/01/56 (c)	2,060		1,412,871
5.00%, 07/01/51 (c)	1,500		1,416,130
CSCDA Community Improvement Authority, Essential Housing, Series A (RB) (NATL) 4.00%, 10/01/56 (c)	2,500		2,063,802
CSCDA Community Improvement Authority, Essential Housing, Series A-1 (RB)
2.65%, 12/01/46 (c)	2,515		2,139,291
2.80%, 03/01/47 (c)	1,875		1,493,152
3.00%, 07/01/43 (c)	2,500		1,957,098
3.00%, 07/01/45 (c)	1,000		789,288
3.40%, 10/01/46 (c)	2,000		1,584,230
3.50%, 10/01/46 (c)	1,000		830,029
3.60%, 05/01/47 (c)	2,000		1,652,422
CSCDA Community Improvement Authority, Essential Housing, Series A-2 (RB)
3.00%, 12/01/56 (c)	5,000		3,565,993
3.00%, 03/01/57 (c)	9,000		6,153,537
3.12%, 07/01/56 (c)	2,500		1,635,345
3.12%, 08/01/56 (c)	4,205		3,171,785

See Notes to Financial Statements

40

	Par (000’s	)	Value
California (continued)
3.25%, 04/01/57 (c)	$3,000		$2,149,601
4.00%, 07/01/56 (c)	5,350		4,139,983
4.00%, 10/01/56 (c)	7,750		5,991,851
CSCDA Community Improvement Authority, Essential Housing, Series B (RB)
4.00%, 10/01/48 (c)	500		388,793
4.00%, 12/01/48 (c)	1,000		796,952
4.00%, 04/01/57 (c)	1,000		734,115
Folsom Ranch Financing Authority (ST)
5.00%, 09/01/32 (c)	1,100		1,131,676
5.00%, 09/01/37 (c)	2,000		2,035,900
Folsom Ranch Financing Authority, Folsom Community Facilities District No. 18 (ST) 5.00%, 09/01/49 (c)	1,000		1,024,515
Golden State Tobacco Securitization Corp., California Tobacco Settlement, Series A-1 (RB) 5.00%, 06/01/51 (c)	1,115		1,108,440
Golden State Tobacco Securitization Corp., California Tobacco Settlement, Series B-2 (RB) 0.00%, 06/01/66 (c) ^	61,000		6,486,161
Independent Cities Finance Authority, Mobil Home Park, Series A (RB) 3.75%, 10/15/46 (c)	250		211,185
Irvine Unified School District, Series B (ST) 5.00%, 09/01/51 (c)	1,075		1,077,498
Lincoln Public Financing Authority, Twelve Bridges, Series B (SA) 6.00%, 09/02/27 (c)	6		6,014
Los Angeles County, California Community Facilities District No. 2021-01, Valencia- Facilities Improvement Area No. 2 (ST) 5.00%, 09/01/54 (c)	500		508,840
Los Angeles Department of Water & Power (RB)
5.00%, 07/01/28 (c)	500		524,037
5.00%, 07/01/40 (c)	2,000		2,227,404
5.00%, 07/01/42 (c)	2,000		2,179,851
Los Angeles Department of Water and Power, Series C (RB) 5.00%, 07/01/35	1,750		2,037,304
Mountain House Community Facilities District, Special Tax (ST) 5.00%, 09/01/55 (c)	1,240		1,249,474
	Par (000’s	)	Value
California (continued)
MSR Energy Authority, California Gas, Series A (RB)
6.12%, 11/01/29	$380		$400,715
7.00%, 11/01/34	2,000		2,457,062
MSR Energy Authority, California Gas, Series B (RB)
6.50%, 11/01/39	1,000		1,257,300
7.00%, 11/01/34	11,000		13,513,841
MSR Energy Authority, California Gas, Series C (RB) 7.00%, 11/01/34	1,470		1,805,941
Orange County Community Facilities District No. 1, Series A (ST)
4.25%, 08/15/38 (c)	975		976,281
5.25%, 08/15/45 (c)	455		455,566
Pajaro Valley Health Care District, Counties of Santa Cruz and Monterey, California, Series A (GO) 5.00%, 09/01/54 (c)	500		493,831
Palm Desert California Improvement, Section 29 Assessment District No. 2004- 02 (SA) 4.00%, 09/02/37 (c)	1,100		1,107,946
Palomar Health (RB) 5.00%, 11/01/31 (c)	250		241,096
Perris Union High School District Financing Authority (ST) 5.00%, 09/01/41 (c)	1,000		1,000,661
River Islands Public Financing Authority (ST)
4.75%, 09/01/45 (c)	250		245,658
5.00%, 09/01/55 (c)	500		494,504
River Islands Public Financing Authority, Community Facilities District No. 2003-1 (ST)
4.50%, 09/01/44 (c)	1,700		1,634,519
5.00%, 09/01/54 (c)	1,000		1,000,530
River Islands Public Financing Authority, Community Facilities District No. 2003-1, Series A-1 (ST) 5.00%, 09/01/38 (c)	500		515,293
Romoland School District No. 2004-1 (ST) 5.00%, 09/01/48 (c)	500		506,510
Sacramento County, California Airport System, Series A (RB) 5.00%, 07/01/36 (c)	500		559,487
Sacramento County, Community Facilities District No. 2005-2 (ST)
5.00%, 09/01/40 (c)	345		347,186
5.00%, 09/01/45 (c)	495		496,689

See Notes to Financial Statements

41

VANECK HIGH YIELD MUNI ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

	Par (000’s	)	Value
California (continued)
San Francisco California City & County, Airport Commission, International Airport, Series A (RB)
5.00%, 05/01/35	$750		$856,710
5.00%, 05/01/35 (c)	2,000		2,258,520
5.00%, 01/01/47 (c)	1,475		1,494,406
5.25%, 05/01/42 (c)	3,190		3,440,318
5.50%, 05/01/55 (c)	10,755		11,577,335
San Jacinto Unified School District Financing Authority (ST) 5.00%, 09/01/49 (c)	300		303,129
San Joaquin Hills Transportation Corridor Agency, Junior Lien Toll Road, Series B (RB) 5.25%, 01/15/49 (c)	100		100,042
San Joaquin Hills Transportation Corridor Agency, Toll Road, Series A (RB) (NATL)
0.00%, 01/15/32 ^	145		118,153
0.00%, 01/15/36 ^	105		72,375
San Joaquin Valley Clean Energy Authority, Series A (RB) 5.50%, 01/01/56 (c) (p)	2,000		2,314,013
San Joquin Hills Transportation Corridor Agency, Series A (RB) 4.00%, 01/15/34 (c)	3,130		3,278,426
Saugus Hart School Facilities Financing Authority, Community Facilities District No. 2006-1 (ST) 5.00%, 09/01/41 (c)	500		501,003
Southern California Public Power Authority, Transmission System Renewal Project (RB) 5.00%, 07/01/53 (c) (p)	1,000		1,058,660
Successor Agency of Pittsburg, Los Medanos Community Development Project, Series A (TA) (AG) 5.00%, 09/01/29 (c)	1,020		1,039,849
Tejon Ranch Public Facilities Finance Authority, Series A (ST) 5.00%, 09/01/54 (c)	1,000		1,009,777
Tobacco Securitization Authority of Southern California, Series B (RB) 0.00%, 06/01/46 (c) ^	5,000		1,223,336
William S. Hart Union High School District No. 2015-1 (ST) 5.00%, 09/01/42 (c)	445		446,205
			527,574,296
	Par (000’s	)	Value
Colorado: 2.2%
Adams & Arapahoe Counties Joint School District 28J Aurora (GO) (SAW)
5.50%, 12/01/33	$1,500		$1,821,185
5.50%, 12/01/34	1,000		1,227,160
Aerotropolis Colorado Regional Transportation Authority (RB) 4.38%, 12/01/52 (c)	3,000		2,526,513
Arkansas River Power Authority, Power Supply System, Series A (RB) 5.00%, 10/01/43 (c)	2,010		2,031,249
Base Village Metropolitan District No. 2, Series A (GO) 5.75%, 12/01/46 (c)	1,000		1,000,325
Board of Governors of Colorado State University System, Series C (RB) 5.00%, 03/01/36 (c)	1,200		1,378,565
Brighton Crossing Metropolitan District No. 6, Series A (GO)
5.00%, 12/01/35 (c)	500		506,678
5.00%, 12/01/40 (c)	500		500,979
Centerra Metropolitan District No. 1, Larimer County (GO) 5.00%, 12/01/51 (c)	1,000		986,684
Centerra Metropolitan District No. 1, Larimer County (TA)
5.00%, 12/01/29 (c)	500		500,601
5.00%, 12/01/37 (c)	500		500,162
5.00%, 12/01/47 (c)	500		496,769
City & County of Denver CO Airport System Revenue (RB) 5.00%, 12/01/36	705		792,214
City and County of Denver, United Airlines, Inc. Project (RB) 5.00%, 10/01/32 (c)	13,695		13,695,203
City of Fruita, Colorado Healthcare Canyons Hospital and Medical Center, Series B (RB) 5.50%, 01/01/48 (c)	2,250		2,184,740
City of Louisville, Redtail Ridge Metropolitan District, Capital Appreciation Turbo (GO) 0.00%, 12/01/32 (c) ^	1,500		933,439
Colorado Educational and Cultural Facilities Authority, Rocky Mountain Classical Academy Project (RB) 5.00%, 10/01/49 (c)	500		461,001
Colorado Health Facilities Authority (RB) 5.00%, 09/01/35	1,000		1,145,521
Colorado Health Facilities Authority, CommonSpirit Health, Series A (RB) 3.25%, 08/01/49 (c)	5		3,877

See Notes to Financial Statements

42

	Par (000’s	)	Value
Colorado (continued)
Colorado Health Facilities Authority, CommonSpirit Health, Series A-2 (RB) 5.00%, 08/01/44 (c)	$2,000		$2,034,717
Colorado Health Facilities Authority, Covenant Living Communities and Services, Series A (RB) 5.12%, 12/01/55 (c)	1,000		989,900
Colorado Health Facilities Authority, Senior Living Second Tier, American Eagle Portfolio Project Series B-1 (RB) 2.00%, 07/01/57 (c)	536		42,893
Colorado High Performance Transportation Enterprise, C-470 Express Lanes (RB) 5.00%, 12/31/51 (c)	350		346,865
Crowfoot Valley Ranch Metropolitan District No. 2, Series B (GO) 6.12%, 12/15/54 (c)	750		734,215
Denver, Colorado City and County Airport System, Series A (RB) 5.00%, 11/15/34 (c)	1,695		1,881,188
Denver, Colorado City and County Airport System, Series A (RB) (AG) 5.00%, 12/01/48 (c)	5,000		5,039,179
Fountain Urban Renewal Authority, South Academy Highlands Project, Series A (TA) 4.50%, 11/01/29 (c)	645		638,819
Green Valley Ranch East Metropolitan District No. 6, Series A (GO) 5.88%, 12/01/50 (c)	1,000		1,014,759
Jefferson Center Metropolitan District No. 1, Series A-2 (RB) 4.38%, 12/01/47 (c)	1,500		1,379,501
Kinston Metropolitan District No. 5, Series A (GO)
5.12%, 12/01/50 (c)	1,000		1,030,473
5.50%, 12/01/45 (c)	500		507,043
Painted Prairie Public Improvement Authority (RB) 5.00%, 12/01/39 (c)	1,000		913,735
Palisade Metropolitan District No. 2, Series B (RB) 5.88%, 12/15/54 (c)	1,000		948,449
Park Creek Metropolitan District (RB) (AG)
5.00%, 12/01/43 (c)	1,000		1,053,767
5.00%, 12/01/44 (c)	1,000		1,047,932
	Par (000’s	)	Value
Colorado (continued)
Peak Metropolitan District No. 1, El Paco County, Series A (GO) 4.00%, 12/01/35 (c)	$540		$488,113
Prairie Center Metropolitan District No. 3, Adams County, Series A (RB) 5.00%, 12/15/41 (c)	4,000		4,009,260
Public Authority for Colorado Energy Natural Gas (RB) 6.50%, 11/15/38	2,000		2,442,489
Rampart Range Metropolitan District No. 5, Colorado Limited Tax Supported and Special Bonds (RB) 4.00%, 12/01/51 (c)	3,000		2,503,155
Reunion Metropolitan District, Colorado, Series A (RB) 3.62%, 12/01/44 (c)	937		691,780
Southern Ute Indian Tribe of the Southern Ute Reservation of Colorado (GO) 5.00%, 04/01/35	3,000		3,284,844
Southglenn Metropolitan District (GO) 5.00%, 12/01/46 (c)	838		799,697
Southlands Metropolitan District No. 1, Series A-1 (GO) 5.00%, 12/01/47 (c)	1,200		1,170,413
St. Vrain Lakes Metropolitan District No. 4, Colorado, Series A (GO) 6.75%, 09/20/54 (c)	1,000		702,133
STC Metropolitan District No. 2, Series A-1 (GO) (AG) 5.25%, 12/01/45 (c)	500		522,438
Sterling Ranch Community Authority Board, Colorado Limited Tax, Series A (RB)
4.25%, 12/01/50 (c)	1,000		1,020,991
6.50%, 12/01/54 (c)	1,000		1,039,852
Sterling Ranch Community Authority Board, Douglas County (SA) 5.62%, 12/01/43 (c)	849		871,886
Sterling Ranch Community Authority Board, Douglas County, Series A (RB) 5.75%, 12/01/54 (c)	1,000		1,008,476
Verve Metropolitan District No. 1 (GO)
5.00%, 12/01/36 (c)	1,025		1,006,667
5.75%, 12/01/33 (c)	1,000		1,021,711
Village Metropolitan District (GO) 5.00%, 12/01/49 (c)	1,750		1,699,801

See Notes to Financial Statements

43

VANECK HIGH YIELD MUNI ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

	Par (000’s	)	Value
Colorado (continued)
Windler Public Improvement Authority, Series A-1 (RB) (BAM)
4.00%, 12/01/36 (c)	$1,000		$909,004
4.00%, 12/01/41 (c)	1,000		848,479
			78,337,489
Connecticut: 1.4%
City of Hartford, Connecticut, State Contract Assistance (RB)
5.00%, 07/15/32	2,250		2,577,948
5.00%, 07/15/33	2,500		2,895,327
Connecticut State Health & Educational Facilities Authority (RB) 5.00%, 07/01/64 (p)	2,500		2,848,019
Connecticut State Health and Educational Facilities Authority, Church Home of Harford, Series A (RB)
5.00%, 09/01/46 (c)	3,500		3,363,653
5.00%, 09/01/53 (c)	1,200		1,119,753
Connecticut State Health and Educational Facilities Authority, Griffin Hospital, Series G (RB)
5.00%, 07/01/44 (c)	1,100		1,069,637
5.00%, 07/01/50 (c)	2,630		2,483,596
Connecticut State Health and Educational Facilities Authority, Mary Wade Home Issue, Series A-1 (RB) 5.00%, 10/01/54 (c)	2,000		1,574,104
Connecticut State Health and Educational Facilities Authority, McLean Issue, Series A (RB) 5.00%, 01/01/55 (c)	2,000		1,663,243
Connecticut State Health and Educational Facilities Authority, Nuvance Health Issue, Series A (RB) 5.00%, 07/01/33 (c)	1,000		1,052,934
Connecticut State Health and Educational Facilities Authority, Series O (RB) 5.00%, 07/01/32	500		568,298
Connecticut State Health and Educational Facilities Authority, Stamford Hospital, Series L-1 (RB) 4.00%, 07/01/30	1,000		1,031,498
Connecticut State Health and Educational Facilities Authority, University of Hartford, Series N (RB) 4.00%, 07/01/44 (c)	250		199,388
	Par (000’s	)	Value
Connecticut (continued)
Connecticut State Health and Educational Facilities Authority, University of Hartford, Series N (RB) (SD CRED PROG) 4.00%, 07/01/49 (c)	$250		$188,801
Connecticut State Health and Educational Facilities Authority, Yale University, Series B-1 (RB) 5.00%, 07/01/64 (p)	3,500		3,860,684
Stamford Housing Authority, Mozaic Concierge Living Project, Series A (RB)
5.50%, 10/01/35 (c)	800		838,719
6.25%, 10/01/60 (c)	1,600		1,601,897
6.50%, 10/01/55 (c)	2,200		2,245,925
Stamford Housing Authority, Mozaic Concierge Living Project, Series B (RB) 5.38%, 10/01/33	1,500		1,521,830
Stamford Housing Authority, Mozaic Concierge Living Project, Series C (RB) 4.75%, 10/01/32	4,500		4,651,624
Stamford Housing Authority, Mozaic Concierge Living Project, Series D (RB) 4.25%, 10/01/30	3,000		3,031,201
State of Connecticut, Series B (GO) 5.00%, 12/01/34	2,250		2,649,098
Steel Point Infrastructure Improvement District (TA)
4.00%, 04/01/41 (c)	1,125		1,066,383
4.00%, 04/01/51 (c)	1,000		859,604
6.00%, 04/01/52 (c)	1,000		1,068,222
Town of Hamden, Whitney Center Project (RB) 5.00%, 01/01/50 (c)	3,000		2,660,437
			48,691,823
Delaware: 0.1%
County of Kent, Delaware Student Housing and Dinning Facility, State University Project, Series A (RB) 5.00%, 07/01/48 (c)	1,450		1,379,399
Delaware Economic Development Authority, Aspira Chapter School, Series A (RB)
4.00%, 06/01/52 (c)	915		689,355
5.00%, 06/01/36 (c)	250		250,403
5.00%, 06/01/46 (c)	1,000		918,637
Delaware State Economic Development Authority (RB) 4.00%, 10/01/45 (p)	500		505,403

See Notes to Financial Statements

44

	Par (000’s	)	Value
Delaware (continued)
Delaware State Economic, Development Authority Chapter School, Series A (RB) 5.00%, 06/01/51 (c)	$1,100		$978,942
			4,722,139
District of Columbia: 0.9%
District of Columbia Income Tax Revenue (RB)
5.00%, 06/01/32	2,000		2,290,037
5.00%, 06/01/33	1,000		1,160,280
5.00%, 06/01/34	1,000		1,171,985
5.00%, 06/01/36 (c)	2,000		2,331,655
District of Columbia, Ingleside at Rock Creek Project, Series A (RB)
5.00%, 07/01/32 (c)	250		253,891
5.00%, 07/01/42 (c)	1,180		1,173,675
District of Columbia, Latin American Montessori Bilingual Public Charter School Issue (RB)
5.00%, 06/01/40 (c)	500		492,171
5.00%, 06/01/50 (c)	1,500		1,369,942
District of Columbia, Series A (RB) 5.00%, 07/01/48 (c)	2,260		2,262,500
District of Columbia, Tobacco Settlement Financing Corp., Series A (RB) 0.00%, 06/15/46 (c) ^	27,500		6,384,727
Metropolitan Washington Airports Authority, Dulles Toll Road, Series A (RB) 0.00%, 10/01/37 ^	9,325		5,449,416
Metropolitan Washington Airports Authority, Dulles Toll Road, Series B (RB)
0.00%, 10/01/37 ^	1,020		634,276
4.00%, 10/01/36 (c)	250		253,393
4.00%, 10/01/44 (c)	7,315		6,788,060
6.50%, 10/01/44 (c)	245		261,852
			32,277,860
Florida: 6.1%
Alachua County Health Facilities Authority (RB) 4.00%, 10/01/30 (c)	735		736,273
Braddock Lakes Community Development District (SA) 5.75%, 05/01/55 (c)	250		250,062
Broward County Florida Port Facilities, Series B (RB) 4.00%, 09/01/38 (c)	1,000		991,240
Cape Coral Health Facilities Authority, Gulf Care, Inc. Project (RB) 6.00%, 07/01/50 (c)	295		186,481
	Par (000’s	)	Value
Florida (continued)
Capital Projects Finance Authority, Imagine School at North Port Project, Series A (RB)
5.00%, 06/15/35 (c)	$850		$856,287
6.25%, 06/15/45 (c)	1,000		1,009,737
6.50%, 06/15/55 (c)	1,000		1,008,699
Capital Projects Finance Authority, Series A-1 (RB)
5.00%, 06/01/58 (c)	500		465,753
5.25%, 06/01/44 (c)	400		401,104
Capital Trust Agency, Education Growth Fund, Series A-1 (RB) 5.00%, 07/01/56 (c)	8,200		7,294,829
Capital Trust Agency, Educational Facilities, Franklin Academy Projects (RB) 5.00%, 12/15/35 (c)	1,335		1,335,771
Capital Trust Agency, Educational Facilities, Franklin Academy Projects (RB) (SD CRED PROG) 5.00%, 12/15/40 (c)	500		480,207
Capital Trust Agency, Educational Facilities, Pineapple Cove Classical Academy, Inc., Series A (RB)
4.50%, 07/01/29 (c)	230		228,875
5.12%, 07/01/39 (c)	500		487,355
5.25%, 07/01/49 (c)	500		451,784
5.38%, 07/01/54 (c)	500		449,391
Capital Trust Agency, Educational Facilities, Renaissance Charter School, Inc., Series A (RB) 5.25%, 06/15/47 (c)	500		468,474
Capital Trust Agency, Educational Facilities, Renaissance Charter School, Inc., Series A (RB) (SBG) 5.00%, 06/15/39 (c)	1,000		968,946
Capital Trust Agency, University Bridge, LLC Student Housing Project, Series A (RB)
4.00%, 12/01/28	2,200		2,199,579
5.25%, 12/01/43 (c)	2,000		2,002,945
5.25%, 12/01/58 (c)	2,200		2,129,058
Capital Trust Agency, Wonderful Foundations Charter Schools Portfolio Projects, Series A (RB) 5.00%, 01/01/55 (c)	2,250		1,910,870
Capital Trust Authority Charter School, Mason Classical Academy Project, Series A (RB)
5.00%, 06/01/44 (c)	750		696,038
5.00%, 06/01/54 (c)	1,060		930,601

See Notes to Financial Statements

45

VANECK HIGH YIELD MUNI ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

	Par (000’s	)	Value
Florida (continued)
Capital Trust Authority Educational Facilities, Florida Institute of Technology Project, Series A (RB)
5.25%, 07/01/55 (c)	$1,200		$1,166,844
5.38%, 07/01/65 (c)	2,500		2,441,144
Capital Trust Authority, Academic Chapter Schools, Inc. Project, Series A (RB) 5.25%, 06/01/64 (c)	1,000		874,135
Capital Trust Authority, Educational Facilities, St. Johns Classical Academy, Inc. Project, Series A (RB) 5.25%, 06/15/59 (c)	1,000		913,299
Charlotte County Industrial Development Authority, Utilities Project (RB) 5.00%, 10/01/49 (c)	1,000		988,241
Charlotte County, Florida Industrial Development Authority (RB)
5.12%, 10/01/35 (c)	300		309,811
5.88%, 10/01/45 (c)	500		520,909
City of Jacksonville, Health Care Facilities, Brooks Rehabilitation (RB) 5.00%, 11/01/50 (c)	2,080		2,088,874
City of Orlando, Senior Tourist Development Tax, Series A (RB) (AG)
5.00%, 11/01/27	1,100		1,143,265
5.00%, 11/01/31 (c)	3,000		3,120,049
5.00%, 11/01/38 (c)	500		513,607
City of South Miami Health Facilities Authority, Series B (RB) 5.00%, 08/15/65 (c) (p)	1,000		1,093,425
City of Tallahassee, Health Facilities Authority, Memorial Healthcare, Inc. Project (RB)
4.00%, 12/01/35 (c)	230		225,557
5.00%, 12/01/40 (c)	1,210		1,210,451
5.00%, 12/01/44 (c)	1,305		1,304,983
City of Venice, Florida Retirement Community, Village on the Isle Project, Series A (RB)
5.50%, 01/01/55 (c)	580		566,517
5.62%, 01/01/60 (c)	1,000		989,958
City of Venice, Florida Retirement Community, Village on the Isle Project, Series B-3 (RB) 4.25%, 01/01/30 (c)	500		501,003
	Par (000’s	)	Value
Florida (continued)
Collier County Industrial Development Authority, NCH Healthcare System Projects, Series A (RB) (AG) 5.00%, 10/01/54 (c)	$2,000		$2,062,020
County of Broward, Florida Airport System, Series A (RB) 5.00%, 10/01/29 (c)	1,135		1,136,563
County of Broward, Florida Port Facilities, Series A (RB) 5.00%, 09/01/49 (c)	1,645		1,683,214
County of Escambia, Health Facilities Authority, Baptist Health Care Corp., Series A (RB) (SAW)
4.00%, 08/15/45 (c)	2,000		1,792,889
5.00%, 08/15/31 (c)	2,000		2,133,303
County of Miami-Dade, Florida Aviation, Series A (RB) 5.50%, 10/01/55 (c)	1,000		1,062,034
County of Miami-Dade, Florida Professional Sports Franchise Facilities, Series A (RB) (AG) 0.00%, 10/01/45 ^	3,000		1,187,962
County of Palm Beach, Series A (RB)
5.50%, 10/01/45 (c)	1,000		1,024,349
5.75%, 10/01/55 (c)	1,000		1,033,466
5.75%, 10/01/65 (c)	2,000		2,057,491
Florida Development Finance Corp. (RB)
5.00%, 07/01/38 (c)	1,000		835,000
5.00%, 07/01/41 (c)	2,205		1,841,175
Florida Development Finance Corp., Brightline Florida Passenger Rail Project (RB)
5.00%, 07/01/34 (c)	1,000		835,000
5.00%, 07/01/37 (c)	750		626,250
5.50%, 07/01/53 (c)	3,000		2,505,000
Florida Development Finance Corp., Brightline Florida Passenger Rail Project (RB) (AG)
5.00%, 07/01/44 (c)	17,025		16,977,007
5.25%, 07/01/47 (c)	3,700		3,687,225
5.25%, 07/01/53 (c)	19,725		19,689,996
Florida Development Finance Corp., Brightline Florida Passenger Rail Project, Series A (RB) 10.00%, 07/15/59 (c) (p)	2,000		940,000
Florida Development Finance Corp., Central Charter School Project (RB) 5.88%, 08/15/52 (c)	1,000		928,266

See Notes to Financial Statements

46

	Par (000’s	)	Value
Florida (continued)
Florida Development Finance Corp., Educational Facilities, Mater Academy Project, Series A (RB) 5.00%, 06/15/47 (c)	$2,600		$2,530,726
Florida Development Finance Corp., Glenridge on Palmer Ranch Project (RB) 5.00%, 06/01/35 (c)	425		441,039
Florida Development Finance Corp., Mayflower Retirement Community Project, Series A (RB)
4.00%, 06/01/55 (c)	2,000		1,428,392
5.25%, 06/01/50 (c)	1,000		946,267
Florida Development Finance Corp., Renaissance Charter School, Inc. Project, Series A (RB)
5.75%, 06/15/29 (c)	800		800,679
6.62%, 06/15/43 (c)	1,000		1,064,832
6.75%, 06/15/53 (c)	1,000		1,051,588
Florida Development Finance Corp., Renaissance Charter School, Inc. Project, Series B (RB) 5.25%, 06/15/41 (c)	1,000		970,533
Florida Development Finance Corp., Series A (RB)
6.00%, 06/15/45 (c)	1,000		1,035,124
6.00%, 06/15/55 (c)	1,500		1,525,328
Florida Development Finance Corp., UF Health Jacksonville Project, Series A (RB) 5.00%, 02/01/52 (c)	2,000		1,942,447
Florida Development Finance Corp., Waste Pro USA, Inc. Project (RB) 6.12%, 07/01/32 (c) (p)	3,000		3,025,345
Florida Higher Educational Facilities Financing Authority (RB)
5.00%, 07/01/35 (c)	2,750		2,740,736
6.00%, 07/01/45 (c)	3,000		2,970,358
6.25%, 07/01/55 (c)	3,000		2,968,468
Florida Local Government Finance Commission (RB)
6.00%, 07/01/55 (c)	500		506,970
6.00%, 07/01/60 (c)	500		505,008
Florida Local Government Finance Commission, Series A (RB)
5.50%, 11/15/35 (c)	260		272,277
6.62%, 11/15/45 (c)	1,000		1,051,954
6.75%, 11/15/55 (c)	2,000		2,080,990
Florida Local Government Finance Commission, Series B-3 (RB) 4.20%, 11/15/30 (c)	4,000		4,019,557
	Par (000’s	)	Value
Florida (continued)
Hillsborough County, Industrial Development Authority, Tampa General Hospital Project, Series A (RB) 4.00%, 08/01/45 (c)	$6,500		$5,975,577
Kingston One Community Development District (SA) 5.75%, 05/01/45 (c)	500		515,902
Lake County, Florida Retirement Facility, Lakeside at Waterman Village Project, Series A (RB) 5.75%, 08/15/50 (c)	2,000		1,939,726
Lee County Industrial Development Authority, Community Charter Schools, LLC Projects, Series A (RB) 5.75%, 06/15/42 (c)	500		499,981
Lee County Industrial Development Authority, Cypress Cove at HealthPark Florida, Inc. Project, Series A (RB) 5.25%, 10/01/57 (c)	1,000		927,038
Lee County Industrial Development Authority, Healthcare Facilities, Series C (RB) 5.00%, 11/15/44 (c)	500		504,486
Lee County Industrial Development Authority, Healthcare Facilities, Shell Poin Project. Series C (RB) 5.00%, 11/15/54 (c)	3,000		2,900,973
Lee County Industrial Development Authority, Healthcare Facilities, Shell Point (RB) 5.00%, 11/15/49 (c)	1,630		1,598,961
Lee County Industrial Development Authority, Healthcare Facilities, Shell Point, Series A (RB) 5.25%, 11/15/54 (c)	1,500		1,507,963
Miami Beach Health Facilities Authority, Mount Sinai Medical Center (RB)
5.00%, 11/15/39 (c)	1,880		1,881,372
5.00%, 11/15/44 (c)	2,000		2,000,730
Miami Beach Health Facilities Authority, Mount Sinai Medical Center, Series B (RB) (AG) 4.00%, 11/15/46 (c)	1,500		1,362,158
Miami Beach Redevelopment Agency (TA) (AG) 5.00%, 02/01/35	500		573,400

See Notes to Financial Statements

47

VANECK HIGH YIELD MUNI ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

	Par (000’s	)	Value
Florida (continued)
Miami World Center Community Development District (SA)
5.12%, 11/01/39 (c)	$750		$763,280
5.25%, 11/01/49 (c)	250		251,844
Miami-Dade County Industrial Development Authority, Series A (RB) 5.50%, 07/01/61 (c)	1,000		912,897
Miami-Dade County, Florida Aviation, Series A (RB) 5.00%, 10/01/34	8,000		9,030,661
Miami-Dade County, Florida Industrial Development Authority (RB) 6.25%, 06/01/55 (c)	500		507,008
Miami-Dade County, Florida Seaport, Series A (RB) 5.00%, 10/01/47 (c)	3,000		3,046,670
Miami-Date County, Florida Subordinate Special (RB) 5.00%, 10/01/28 (c)	1,360		1,384,906
Midtown Miami Community Development District, Parking Garage Project, Series A (SA) 5.00%, 05/01/37 (c)	85		85,037
North Broward Hospital District, Broward Health, Series B (RB)
5.00%, 01/01/32 (c)	155		159,864
5.00%, 01/01/48 (c)	2,000		2,001,806
Northern Palm Beach County Improvement District, Unit of Development No. 2C (RB)
5.00%, 08/01/37 (c)	200		202,762
5.00%, 08/01/46 (c)	200		200,662
Okaloosa County, Florida Industrial Development (RB)
4.38%, 05/15/35 (c)	1,140		1,149,239
5.50%, 05/15/45 (c)	1,000		1,016,452
5.75%, 05/15/55 (c)	1,000		1,016,337
Orange County Health Facilities Authority, Orlando Health (RB) 4.00%, 10/01/52 (c)	2,000		1,762,117
Orange County Health Facilities Authority, Orlando Health, Series A (RB)
4.50%, 10/01/56 (c)	3,000		2,935,429
5.25%, 10/01/56 (c)	1,000		1,052,169
Palm Beach County Health Facilities Authority (RB) 4.00%, 06/01/41 (c)	1,300		1,153,028
Palm Beach County Health Facilities Authority, Toby & Leon Cooperman Sinai Residences of Boca Raton Expansion (RB) 4.25%, 06/01/56 (c)	400		323,788
	Par (000’s	)	Value
Florida (continued)
Palm Beach County Health Facilities Authority, Toby & Leon Cooperman Sinai Residences of Boca Raton Expansion, Series A (RB) 5.00%, 06/01/55 (c)	$3,730		$3,439,832
Palm Beach County, Palm Beach Atlantic University Housing Project, Series A (RB) 5.00%, 04/01/39 (c)	1,000		1,005,350
Palm Cost Park Community Development District (SA) 5.70%, 05/01/37 (c)	120		121,559
Pinellas County Industrial Development Authority, Drs. Kiran & Pallavi Patel 2017 Foundation For Global Understanding Inc. Project (RB) 5.00%, 07/01/39 (c)	1,900		1,904,397
Polk Country Industrial Development Authority, Florida Industrial Development (RB) 5.88%, 01/01/33 (d) *	4,820		1,879,800
Tallahassee Florida Health Facilities, Tallahassee Memorial Healthcare, Inc. Project, Series A (RB) 5.00%, 12/01/55 (c)	1,100		1,087,897
Village Community Development District No 16 (SA)
4.50%, 05/01/40 (c)	500		504,302
4.88%, 05/01/45 (c)	500		500,289
Village Community Development District No. 12 (SA)
3.25%, 05/01/26	50		49,944
3.62%, 05/01/31 (c)	980		980,414
4.25%, 05/01/43 (c)	885		845,883
Village Community Development District No. 13 (SA)
3.00%, 05/01/29	570		561,999
3.50%, 05/01/51 (c)	1,485		1,163,936
3.55%, 05/01/39 (c)	2,720		2,524,097
Village Community Development District No. 15 (SA)
4.55%, 05/01/44 (c)	500		482,400
4.80%, 05/01/55 (c)	2,750		2,626,264
5.25%, 05/01/54 (c)	1,000		1,003,939
			217,655,784
Georgia: 1.3%
Atlanta Development Authority, Gulch Enterprise Zone Project (RB) 6.50%, 12/15/48 (c)	2,000		1,784,368

See Notes to Financial Statements

48

	Par (000’s	)	Value
Georgia (continued)
Atlanta Development Authority, Westside Gulch Area Project, Series A-1 (TA) 5.50%, 04/01/39 (c)	$1,000		$1,028,363
Atlanta, Georgia Airport, Series B-1 (RB)
5.00%, 07/01/30	1,500		1,635,998
5.25%, 07/01/45 (c)	1,000		1,065,258
5.25%, 07/01/50 (c)	1,000		1,052,439
Burke County Development Authority, Series C (RB) (SAW) 4.12%, 11/01/45 (c)	8,525		7,844,670
Fayette County Development Authority, Soccer Federation, Inc. Project (RB) 5.25%, 10/01/54 (c)	1,000		1,035,828
Floyd County Development Authority, Spires at Berry College Project, Series A (RB) (SBG) 5.50%, 12/01/28 (c)	1,025		1,026,480
Fulton County Residential Care Facilities for the Elderly Authority, Canterbury Court Project, Series A (RB) 4.00%, 04/01/41 (c)	2,500		2,270,824
Fulton County Residential Care Facilities for the Elderly Authority, Canterbury Court Project, Series A (RB) (SD CRED PROG) 5.00%, 04/01/47 (c)	3,540		3,389,101
Gainesville and Hall County Development Authority, Educational Facilities, Riverside Military Academy, Inc. Project (RB) (BAM) 5.00%, 03/01/37 (c) (d) *	700		350,000
Gainesville and Hall County Hospital Authority, Northeast Georgia Health System, Inc. Project, Series A (RB) 5.00%, 02/15/45 (c)	3,575		3,601,286
George L Smith II World Congress Center Authority, Series A (RB) 4.00%, 01/01/54 (c)	1,750		1,497,993
Georgia Local Government, Grantor Trust, Series A (CP) (NATL) 4.75%, 06/01/28	416		426,778
Glynn-Brunswick Memorial Hospital Authority, Southeast Georgia Health System Project (RB) 5.00%, 08/01/47 (c)	2,680		2,686,165
	Par (000’s	)	Value
Georgia (continued)
Macon-Bibb County Urban Development Authority, Academy for Classical Education, Inc., Series A (RB) 5.75%, 06/15/37 (c)	$250		$254,020
Main Street Natural Gas, Inc., Series E (RB) 5.00%, 05/01/55 (c) (p)	3,835		4,167,346
Marietta Development Authority, Life University, Inc. Project, Series A (RB)
5.00%, 11/01/37 (c)	2,000		1,874,906
5.00%, 11/01/47 (c)	1,000		846,758
Municipal Electric Authority of Georgia, Plant Vogtle Units 3 and 4, Series A (RB) 5.00%, 07/01/60 (c)	375		374,976
Savannah-Georgia Convention Center Authority, Series A (RB)
5.12%, 06/01/50 (c)	1,000		1,005,070
5.25%, 06/01/40 (c)	750		802,164
5.25%, 06/01/61 (c)	1,000		998,125
Savannah-Georgia Convention Center Authority, Series B (RB)
6.00%, 06/01/50 (c)	2,000		1,993,003
6.25%, 06/01/61 (c)	1,500		1,507,258
Savannah-Georgia Convention Center Authority, Series C (RB) (AG)
5.00%, 06/01/58 (c)	1,000		1,028,995
5.50%, 06/01/50 (c)	500		538,659
Senoia Development Authority, Chapter School, Series A (RB) 6.50%, 07/01/54 (c)	500		447,336
White County Development Authority, Truett McConnell University Project, Series A (RB)
5.12%, 10/01/39 (c)	500		432,291
5.25%, 10/01/49 (c)	500		389,258
			47,355,716
Guam: 0.7%
Guam Government (GO) 5.00%, 11/15/31 (c)	945		999,372
Guam Government, Business Privilege Tax, Series D (RB)
4.00%, 11/15/39 (c)	600		580,839
5.00%, 11/15/33 (c)	5,805		5,808,999
5.00%, 11/15/34 (c)	1,040		1,040,716
5.00%, 11/15/35 (c)	1,100		1,100,758
5.00%, 11/15/39 (c)	1,085		1,085,747
Guam Government, Business Privilege Tax, Series F (RB)
4.00%, 01/01/36 (c)	500		506,024
4.00%, 01/01/42 (c)	4,000		3,822,451

See Notes to Financial Statements

49

VANECK HIGH YIELD MUNI ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

	Par (000’s	)	Value
Guam (continued)
Guam Government, Department of Education, John F. Kennedy High School Refunding and Energy Efficiency Project, Series A (CP)
4.25%, 02/01/30	$500		$501,593
5.00%, 02/01/40 (c)	500		504,303
Guam Government, Series A (RB)
5.00%, 12/01/34 (c)	2,290		2,322,155
5.00%, 12/01/46 (c)	3,120		3,131,417
Guam Power Authority, Series A (RB) 5.00%, 10/01/40 (c)	500		508,212
Territory of Guam (RB)
5.00%, 01/01/32	1,000		1,094,742
5.00%, 01/01/33	1,000		1,103,557
5.00%, 01/01/34	1,000		1,111,073
			25,221,958
Hawaii: 0.0%
Kuakini, Hawaii Health System, Series A (RB) 6.38%, 07/01/32 (c)	1,355		1,232,392
Idaho: 0.2%
Idaho Falls Auditorium District, Annual Appropriation Certificates of Participation (CP) 5.25%, 05/15/51 (c)	2,000		1,912,730
Idaho Health Facilities Authority, Madison Memorial Hospital Project (RB)
3.50%, 09/01/33 (c)	450		412,190
5.00%, 09/01/37 (c)	1,135		1,137,120
Idaho Health Facilities Authority, Series A (RB)
5.25%, 03/01/50 (c)	1,000		1,056,666
5.25%, 03/01/53 (c)	1,000		1,041,462
Idaho Health Facilities Authority, Terraces of Boise, Series A (RB) 3.80%, 10/01/31 (c)	100		96,620
			5,656,788
Illinois: 9.0%
Chicago Board of Education, Series A (GO)
5.00%, 12/01/29	1,000		1,025,537
5.00%, 12/01/30 (c)	1,265		1,288,089
5.00%, 12/01/30 (c)	1,195		1,221,966
5.00%, 12/01/32 (c)	5,575		5,683,642
5.00%, 12/01/33 (c)	5,100		5,174,967
5.00%, 12/01/33 (c)	250		252,326
5.00%, 12/01/34 (c)	395		397,682
5.00%, 12/01/35 (c)	2,400		2,408,556
5.00%, 12/01/36 (c)	6,990		6,969,676
5.00%, 12/01/37 (c)	3,610		3,578,324
5.00%, 12/01/39 (c)	6,000		5,874,745
	Par (000’s	)	Value
Illinois (continued)
5.00%, 12/01/40 (c)	$6,350		$6,147,716
5.00%, 12/01/42 (c)	12,755		12,059,353
5.00%, 12/01/47 (c)	7,000		6,316,605
5.25%, 12/01/35 (c)	3,000		3,081,531
5.88%, 12/01/47 (c)	2,600		2,614,194
7.00%, 12/01/26 (c)	5,200		5,214,734
7.00%, 12/01/44 (c)	4,210		4,220,760
7.00%, 12/01/46 (c)	2,250		2,337,447
Chicago Board of Education, Series A (GO) (AG)
5.00%, 12/01/33 (c)	1,250		1,306,091
5.00%, 12/01/34 (c)	1,250		1,302,527
Chicago Board of Education, Series A (GO) (AMBAC)
5.50%, 12/01/25	145		145,140
5.50%, 12/01/26	175		177,279
5.50%, 12/01/31	1,285		1,394,977
Chicago Board of Education, Series A (GO) (NATL)
0.00%, 12/01/27 ^	760		702,794
0.00%, 12/01/28 ^	390		347,433
0.00%, 12/01/30 ^	55		45,281
5.50%, 12/01/26	245		247,907
Chicago Board of Education, Series B (GO)
4.00%, 12/01/40 (c)	5,000		4,347,803
5.00%, 12/01/27	1,500		1,518,634
5.00%, 12/01/31 (c)	1,600		1,641,392
5.00%, 12/01/33 (c)	200		202,561
5.00%, 12/01/33 (c)	1,105		1,104,953
5.00%, 12/01/34 (c)	1,680		1,674,280
6.00%, 12/01/41 (c)	2,000		2,116,910
6.00%, 12/01/42 (c)	3,250		3,408,375
6.00%, 12/01/43 (c)	1,500		1,564,801
6.00%, 12/01/44 (c)	1,300		1,346,747
6.50%, 12/01/46 (c)	4,000		4,029,670
Chicago Board of Education, Series C (GO)
5.00%, 12/01/27	2,000		2,024,845
5.00%, 12/01/30 (c)	1,000		1,013,566
5.00%, 12/01/34 (c)	8,805		8,806,937
5.25%, 12/01/35 (c)	3,515		3,514,965
5.25%, 12/01/39 (c)	12,180		12,011,899
5.50%, 12/01/45 (c)	3,000		2,938,275
6.00%, 12/01/35 (c)	1,160		1,160,648
Chicago Board of Education, Series C (GO) (AG) 5.00%, 12/01/30 (c)	500		523,236
Chicago Board of Education, Series E (GO) 5.12%, 12/01/32 (c)	3,640		3,640,264
Chicago Board of Education, Series G (GO) 5.00%, 12/01/44 (c)	3,000		2,777,768
Chicago Board of Education, Series H (GO)
5.00%, 12/01/36 (c)	9,730		9,685,383
5.00%, 12/01/46 (c)	7,710		7,004,645

See Notes to Financial Statements

50

	Par (000’s	)	Value
Illinois (continued)
Chicago O’Hare International Airport (RB) (AG) 5.00%, 01/01/48 (c)	$1,000		$1,003,640
Chicago O’Hare International Airport, Series A (RB) (AG) 5.25%, 01/01/45 (c)	3,000		3,100,586
Chicago O’Hare International Airport, Series B (RB) 4.50%, 01/01/56 (c)	1,105		1,064,077
Chicago School Reform Board of Trustees, Series A (GO) (NATL)
0.00%, 12/01/25 ^	355		353,947
0.00%, 12/01/29 ^	1,460		1,251,439
Chicago School Reform Board of Trustees, Series B-1 (GO) (NATL)
0.00%, 12/01/25 ^	2,210		2,203,446
0.00%, 12/01/26 ^	1,630		1,565,898
0.00%, 12/01/27 ^	1,030		952,470
0.00%, 12/01/28 ^	690		614,690
0.00%, 12/01/29 ^	645		552,862
0.00%, 12/01/31 ^	520		411,594
Chicago Transit Authority, Federal Transit Administration Section 5307 Urbanized Area Formula (RB) 5.00%, 06/01/26	100		100,994
City of Chicago (RB) (AMBAC) 5.75%, 11/01/30	765		815,614
City of Chicago Board of Education, Series A (GO)
5.75%, 12/01/50 (c)	5,000		4,971,643
6.25%, 12/01/50 (c)	10,000		10,461,360
City of Chicago Board of Education, Series C (GO) 6.00%, 12/01/37 (c)	3,500		3,794,609
City of Chicago, Board of Education, Series A (GO) 6.00%, 12/01/49 (c)	5,000		5,086,002
City of Chicago, City Colleges (GO) (NATL)
0.00%, 01/01/28 ^	345		322,952
0.00%, 01/01/30 ^	420		363,894
0.00%, 01/01/33 ^	985		760,753
0.00%, 01/01/34 ^	760		561,328
City of Chicago, Series A (GO)
5.00%, 01/01/27	200		202,558
5.00%, 01/01/27	725		734,273
5.00%, 01/01/32 (c)	1,500		1,571,413
5.00%, 01/01/33 (c)	3,000		3,135,378
5.00%, 01/01/34 (c)	3,000		3,124,390
5.00%, 01/01/44 (c)	2,400		2,328,806
5.00%, 01/01/45 (c)	4,000		3,878,022
5.25%, 01/01/45 (c)	2,000		1,984,628
5.50%, 01/01/41 (c)	1,000		1,019,922
5.50%, 01/01/49 (c)	3,000		2,954,825
6.00%, 01/01/38 (c)	5,000		5,104,762
6.00%, 01/01/50 (c)	2,000		2,099,320
	Par (000’s	)	Value
Illinois (continued)
City of Chicago, Series A (GO) (BAM) 6.00%, 01/01/46 (c)	$1,000		$1,093,715
City of Chicago, Series A (GO) (NATL) 0.00%, 01/01/29 ^	140		125,580
City of Chicago, Series A (GO) (SAW) 5.00%, 01/01/29	2,775		2,868,276
City of Chicago, Series B (GO)
5.00%, 01/01/33	1,500		1,600,041
5.00%, 01/01/41 (c)	1,000		1,005,614
City of Chicago, Series C (GO)
0.00%, 01/01/32 ^	195		155,971
5.00%, 01/01/26	380		381,251
5.00%, 01/01/27 (c)	250		250,508
City of Chicago, Wastewater Transmission, Series B (RB) (BAM) 5.00%, 01/01/34	250		287,164
Illinois Finance Authority (RB)
5.00%, 11/01/30 (c)	100		91,001
5.88%, 09/01/46 (c)	7,250		7,265,076
Illinois Finance Authority, Acero Charter Schools, Inc. (RB) 4.00%, 10/01/42 (c)	1,000		860,671
Illinois Finance Authority, Admiral Lake Project (RB) 5.12%, 05/15/38 (c)	390		345,700
Illinois Finance Authority, Central Baptist Village (RB) 5.38%, 11/15/39 (c)	35		34,591
Illinois Finance Authority, Friendship Village of Schaumburg (RB)
5.00%, 02/15/27 (d) *	2,675		80,260
5.00%, 02/15/37 (c) (d) *	5,797		173,897
5.12%, 02/15/45 (c) (d) *	5,467		163,998
Illinois Finance Authority, Goodman Theatre Project, Series A (RB)
6.00%, 10/01/45 (c)	1,505		1,536,401
6.12%, 10/01/50 (c)	1,000		1,018,756
Illinois Finance Authority, Illinois Institute of Technology (RB) 5.00%, 09/01/40 (c)	175		171,663
Illinois Finance Authority, Intrinsic School Project, Series A (RB) 6.00%, 12/01/45 (c)	500		500,083
Illinois Finance Authority, Lutheran Life Communities Obligated Group, Series A (RB)
5.00%, 11/01/29 (c)	500		346,250
5.00%, 11/01/30 (c)	250		173,125
5.00%, 11/01/35 (c)	5		3,463

See Notes to Financial Statements

51

VANECK HIGH YIELD MUNI ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

	Par (000’s	)	Value
Illinois (continued)
Illinois Finance Authority, Roosevelt University (RB) 5.50%, 04/01/32 (c)	$475		$475,181
Illinois Finance Authority, Series B (RB)
5.00%, 10/01/34	250		262,854
5.00%, 10/01/44 (c)	500		494,892
Illinois Finance Authority, Solis Wate Disposal, Series B (RB) 7.38%, 09/01/42 (c) (p)	2,500		2,846,705
Illinois Finance Authority, Student Housing and Academic Facility, Series A (RB) 5.00%, 02/15/47 (c)	4,125		4,010,766
Illinois Finance Authority, Surface Freight Transfer Facilities (RB) 4.80%, 12/01/43 (c) (p)	1,500		1,551,676
Illinois Sports Facilities Authority (RB)
5.00%, 06/15/28	1,000		1,030,432
5.00%, 06/15/29	1,000		1,044,494
5.00%, 06/15/30 (c)	1,555		1,625,442
Illinois Sports Facilities Authority (RB) (AG) 5.00%, 06/15/27 (c)	3,000		3,005,741
Illinois Sports Facilities Authority (RB) (AMBAC) 0.00%, 06/15/26 ^	690		675,112
Illinois State, Series A (GO)
5.00%, 12/01/31 (c)	500		518,730
5.00%, 05/01/43 (c)	500		507,571
Metropolitan Pier and Exposition Authority, Illinois McCormick Place Expansion Project, Series A (RB)
0.00%, 12/15/52 ^	4,750		1,247,555
4.00%, 06/15/52 (c)	1,500		1,286,102
5.00%, 06/15/50 (c)	10,305		10,326,849
5.00%, 06/15/57 (c)	1,040		1,038,066
Metropolitan Pier and Exposition Authority, Illinois McCormick Place Expansion Project, Series A (RB) (NATL)
0.00%, 06/15/30 ^	745		638,043
0.00%, 12/15/30 ^	475		400,007
0.00%, 06/15/31 ^	125		103,469
0.00%, 12/15/33 ^	1,500		1,127,909
0.00%, 06/15/34 ^	190		139,825
0.00%, 12/15/34 ^	590		424,621
0.00%, 06/15/39 ^	115		65,677
Metropolitan Pier and Exposition Authority, Illinois McCormick Place Expansion Project, Series B (RB)
0.00%, 12/15/50 ^	35,755		10,442,287
5.00%, 12/15/40 (c)	1,000		1,000,757
5.00%, 06/15/53 (c)	1,500		1,498,135
	Par (000’s	)	Value
Illinois (continued)
Northeastern Illinois University, Capital Improvement Project (CP) 4.00%, 10/01/38 (c)	$585		$506,365
Northern Illinois Municipal Power Agent Power Project, Prairie State Project, Series A (RB) 4.00%, 12/01/31 (c)	2,000		2,017,874
State of Illinois (GO) 5.00%, 02/01/27	500		512,301
State of Illinois (RB) 3.00%, 06/15/31 (c)	100		97,051
State of Illinois, Series A (GO)
5.00%, 10/01/28	500		529,675
5.00%, 11/01/28	5		5,305
5.00%, 12/01/34 (c)	100		103,224
5.00%, 05/01/41 (c)	365		372,642
5.00%, 03/01/46 (c)	4,865		4,966,408
State of Illinois, Series B (GO)
5.00%, 03/01/27	2,000		2,053,833
5.25%, 05/01/42 (c)	3,000		3,229,743
5.25%, 05/01/45 (c)	1,470		1,547,215
5.25%, 05/01/49 (c)	5,900		6,129,235
State of Illinois, Series C (GO) 5.00%, 09/01/34	500		567,964
State of Illinois, Series D (GO)
5.00%, 11/01/25	250		250,000
5.00%, 09/01/40 (c)	1,000		1,078,600
Upper Illinois River Valley Development Authority, Elgin Math and Science Academy Charter School Project, Series A (RB) 6.00%, 03/01/63 (c)	1,000		990,855
Village of Bolingbrook, Special Service Area No. 1 (ST) 5.25%, 03/01/41 (c)	500		504,556
Village of Bridgeview (GO) 5.00%, 12/01/42 (c)	360		338,845
Will County Community High School District No. 210, Series B (GO)
0.00%, 01/01/29 ^	90		80,705
0.00%, 01/01/31 ^	245		204,651
0.00%, 01/01/33 ^	540		416,769
			322,873,700
Indiana: 0.9%
City of Anderson, Indiana Economic Development, Anderson University (RB) 4.75%, 10/01/27 (c)	90		72,040
City of Valparaiso, Pratt Paper, LLC Project (RB) 5.00%, 01/01/54 (c)	2,000		1,977,988
Indiana Finance Authority (RB)
5.00%, 02/01/32	2,000		2,239,215
5.00%, 02/01/33	2,000		2,264,700
5.00%, 10/01/64 (c) (p)	2,000		2,156,124

See Notes to Financial Statements

52

	Par (000’s	)	Value
Indiana (continued)
Indiana Finance Authority Educational Facilities, Earlham College Project, Series A (RB) 5.00%, 10/01/32 (c)	$150		$150,000
Indiana Finance Authority Midwestern Disaster Relief, Ohio Valley Electric Corp. Project, Series C (RB) 3.00%, 11/01/30	1,500		1,452,191
Indiana Finance Authority Student Housing (RB)
5.25%, 07/01/55 (c)	2,000		1,821,839
5.75%, 07/01/60 (c)	1,000		971,923
Indiana Finance Authority Student Housing, Series A (RB) 5.25%, 07/01/64 (c)	1,000		1,014,421
Indiana Finance Authority, Baptist Healthcare System, Series A (RB) 5.00%, 08/15/51 (c)	2,000		2,018,684
Indiana Finance Authority, Ohio Valley Electric Corp. Project, Series B (RB) 3.00%, 11/01/30	5,000		4,840,636
Indiana Finance Authority, Series C (RB)
5.00%, 02/01/33	1,000		1,157,051
5.00%, 02/01/34	500		587,485
Indiana Finance Authority, United States Steel Corp. Project, Series A (RB) 4.12%, 12/01/26	5,500		5,497,168
Indianapolis Local Public Improvement Bond Bank (RB)
5.75%, 03/01/43 (c)	2,340		2,474,452
6.00%, 03/01/53 (c)	1,000		1,045,975
6.12%, 03/01/57 (c)	1,135		1,194,568
			32,936,460
Iowa: 0.7%
City of Coralville, Marriott Hotel and Convention Center, Series E (CP) 4.00%, 06/01/29 (c)	1,025		989,411
Iowa Finance Authority (RB) 5.75%, 10/01/55 (c)	1,000		1,016,621
Iowa Finance Authority Senior Living Facility (RB) 5.50%, 10/01/45 (c)	500		505,161
Iowa Finance Authority, Lifespace Communities, Inc., Series A (RB)
5.00%, 05/15/43 (c)	655		646,972
5.00%, 05/15/48 (c)	4,000		3,807,645
Iowa Finance Authority, Midwestern Disaster Area, Alcoa Inc. Project (RB) 4.75%, 08/01/42 (c)	12,000		12,000,062
	Par (000’s	)	Value
Iowa (continued)
Iowa Finance Authority, Senior Living Facility (RB) 5.88%, 10/01/65 (c)	$500		$507,363
Iowa Finance Authority, Series A (RB)
5.00%, 05/15/49 (c)	3,500		3,307,641
5.12%, 05/15/59 (c)	1,000		938,292
Iowa Higher Education Loan Authority, Wartburg College Project (RB) 5.00%, 10/01/37 (c)	2,115		1,952,349
			25,671,517
Kansas: 0.3%
City of Garden City, Kansas (RB) 5.38%, 06/01/39 (c)	500		505,171
City of Hutchinson, Regional Medical Center, Inc. (RB) 5.00%, 12/01/41 (c)	250		226,545
City of Lenexa, Kansas Health Care Facility, Lakeview Village, Inc., Series A (RB) 5.00%, 05/15/43 (c)	1,000		986,605
City of Manhattan, Kansas Health Care Facilities Authority, Meadowlark Hills Retirement Community, Series A (RB) 4.00%, 06/01/46 (c)	3,000		2,490,166
City of Manhattan, Kansas Sales Tax, Downtown Redevelopment Star Project Area (RB) 4.00%, 06/01/27 (c)	50		50,002
City of Wichita, Health Care Facilities, Series I (RB) 5.00%, 05/15/38 (c)	1,355		1,330,156
City of Wichita, Health Care Facilities, Series III (RB)
5.00%, 05/15/34 (c)	250		251,377
5.00%, 05/15/50 (c)	500		421,776
Manhattan Kansas Health Care Facilities, Meadowlark Hills, Series A (RB) 4.00%, 06/01/36 (c)	1,000		941,590
Topeka Kansas Health Care Facilities, Brewster Place, Series A (RB)
6.25%, 12/01/42 (c)	1,000		1,032,432
6.50%, 12/01/52 (c)	1,000		1,017,913
Wyandotte County, Unified School District No. 500 (GO) (BAM)
5.00%, 09/01/50 (c)	1,000		1,051,588
5.25%, 09/01/55 (c)	1,500		1,597,832
			11,903,153
Kentucky: 1.3%
Christian County, Jennie Stuart Medical Center (RB) 5.38%, 02/01/36 (c)	100		100,330

See Notes to Financial Statements

53

VANECK HIGH YIELD MUNI ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

	Par (000’s	)	Value
Kentucky (continued)
City of Henderson, Kentucky Exempt Facilities, Pratt Paper, LLC Project, Series A (RB)
4.45%, 01/01/42 (c)	$2,250		$2,225,376
4.70%, 01/01/52 (c)	3,000		2,842,714
Kentucky Economic Development Finance Authority Hospital, Series A (RB)
5.00%, 06/01/31 (c)	1,315		1,340,451
5.00%, 06/01/45 (c)	1,720		1,722,583
Kentucky Economic Development Finance Authority, Louisville Arena Authority, Inc., Series A (RB) (AG) 5.00%, 12/01/47 (c)	760		756,090
Kentucky Economic Development Finance Authority, Louisville Arena Project, Series A (RB) (AG) 5.00%, 12/01/45 (c)	2,655		2,686,061
Kentucky Economic Development Finance Authority, Masonic Home Independent Living II, Inc., Series A (RB)
5.00%, 05/15/31 (c)	2,545		2,516,032
5.00%, 05/15/36 (c)	350		334,225
5.00%, 05/15/46 (c)	1,250		1,030,221
Kentucky Economic Development Finance Authority, Masonic Homes of Kentucky, Inc. (RB)
5.38%, 11/15/32 (c)	1,250		1,228,730
5.50%, 11/15/45 (c)	180		151,141
Kentucky Economic Development Finance Authority, Owensboro Health System, Inc., Series A (RB)
5.00%, 06/01/26	175		176,008
5.25%, 06/01/41 (c)	750		757,063
Kentucky Economic Development Finance Authority, Owensboro Health System, Inc., Series B (RB) 5.00%, 06/01/40 (c)	500		502,646
Kentucky Inc., Kentucky Public Energy Authority Gas Supply, Series B (RB) 5.00%, 12/01/33 (c)	2,500		2,609,614
Kentucky Public Energy Authority, Gas Supply, Series A (RB) 5.25%, 06/01/55 (c) (p)	9,000		9,623,327
Kentucky Public Energy Authority, Gas Supply, Series A-1 (RB) 5.00%, 05/01/55 (c) (p)	2,500		2,657,660
	Par (000’s	)	Value
Kentucky (continued)
Kentucky Public Energy Authority, Gas Supply, Series B (RB) 5.00%, 01/01/55 (c) (p)	$1,500		$1,630,299
Louisville & Jefferson County, UOFL Health Project, Series A (RB) (AG)
5.00%, 05/15/47 (c)	3,170		3,205,077
5.00%, 05/15/47 (c)	2,500		2,557,851
5.00%, 05/15/52 (c)	4,000		3,972,539
Paducah Electric Plant Board, Series A (RB) (AG) 5.00%, 10/01/29 (c)	1,045		1,062,152
			45,688,190
Louisiana: 1.3%
Calcasieu Parish Memorial Hospital Service District (RB) 5.00%, 12/01/39 (c)	3,800		3,796,108
City of Shreveport (GO) (AG) 5.00%, 03/01/49 (c)	1,000		1,029,445
City of Shreveport, Water and Sewer, Series C (RB) (BAM) 5.00%, 12/01/25	100		100,134
Louisiana Local Government Environmental Facilities and Community Development Authority, Christwood Project (RB)
4.25%, 11/15/30	750		752,104
5.00%, 11/15/37 (c)	1,020		1,051,926
5.25%, 11/15/53 (c)	300		281,920
Louisiana Local Government Environmental Facilities and Community Development Authority, City of New Orleans Gomesa Project (RB) 4.00%, 11/01/46 (c)	2,775		2,426,152
Louisiana Local Government Environmental Facilities and Community Development Authority, Jefferson Parish Gomesa Project (RB) (NATL) 4.00%, 11/01/44 (c)	1,800		1,610,850
Louisiana Local Government Environmental Facilities and Community Development Authority, Parc Fontaine Apartments, Series A (RB) 4.25%, 12/01/35 (c)	175		131,250
Louisiana Local Government Environmental Facilities and Community Development Authority, Westlake Chemical Corp. Project (RB) 3.50%, 11/01/32 (c)	3,245		3,203,774
Louisiana Public Facilities Authority (RB)
5.00%, 05/15/30 (c)	2,000		2,157,233
6.00%, 06/15/59 (c)	500		502,583

See Notes to Financial Statements

54

	Par (000’s	)	Value
Louisiana (continued)
Louisiana Public Facilities Authority, I-10 Calcasieu River Bridge Public-Private Partnership Project (RB)
5.00%, 09/01/66 (c)	$1,000		$961,061
5.50%, 09/01/59 (c)	1,000		1,020,133
5.75%, 09/01/64 (c)	4,000		4,150,557
Louisiana Public Facilities Authority, Lake Charles Academy Foundation Project, Series A (RB) 5.00%, 12/15/43 (c)	1,000		954,044
Louisiana Public Facilities Authority, Lake Charles Chapter Academy Project, Series A (RB) 5.00%, 12/15/34 (c)	1,500		1,539,792
Louisiana Public Facilities Authority, Solid Waste Disposal, Louisiana Pellets, Inc. Project (RB) 7.75%, 07/01/39 (c) (d) *∞	1,647		16
Louisiana Public Facilities Authority, Solid Waste Disposal, Louisiana Pellets, Inc. Project, Series A (RB)
7.50%, 07/01/23 (d) *∞	2,259		22
8.38%, 07/01/39 (c) (d) *∞	1,389		14
Parish of St. James, Nustar Logistics, LP Project (RB) 6.35%, 07/01/40 (c)	6,355		6,920,002
Parish of St. James, Nustar Logistics, LP Project, Series A (RB) 6.35%, 10/01/40 (c)	6,000		6,533,050
Parish of St. John the Baptist, Series A-3 (RB) 2.20%, 06/01/37 (p)	2,000		1,990,782
State of Louisiana, Series B (GO)
5.00%, 06/01/33	1,485		1,724,122
5.00%, 06/01/34	1,000		1,173,655
5.00%, 06/01/36 (c)	2,000		2,315,414
			46,326,143
Maine: 0.2%
Maine Finance Authority Solid Waste Disposal, Series R-3 (RB) 5.00%, 08/01/35	625		646,171
Maine Health and Higher Educational Facilities Authority, Eastern Maine Medical Center Obligated Group Issue, Series A (RB)
4.00%, 07/01/46 (c)	1,695		1,364,692
5.00%, 07/01/41 (c)	1,000		968,104
5.00%, 07/01/46 (c)	3,345		3,139,261
			6,118,228
	Par (000’s	)	Value
Maryland: 0.9%
Baltimore Maryland, Special Obligation, Harbor Point Project (RB) 5.00%, 06/01/51 (c)	$1,000		$1,002,221
City of Baltimore, Convention Center Hotel (RB)
5.00%, 09/01/30 (c)	1,000		1,017,430
5.00%, 09/01/39 (c)	1,000		1,004,797
5.00%, 09/01/42 (c)	2,250		2,251,353
5.00%, 09/01/46 (c)	2,000		1,971,649
City of Baltimore, East Baltimore Research Park Project, Series A (RB) 5.00%, 09/01/38 (c)	500		504,879
City of Baltimore, Harbor Point Project (RB) 5.12%, 06/01/43 (c)	250		250,459
Frederick County, Maryland Educational Facilities Project, Mount Saint Mary’s University, Series A (RB)
5.00%, 09/01/32 (c)	2,000		1,995,500
5.00%, 09/01/37 (c)	1,000		957,927
5.00%, 09/01/45 (c)	1,000		876,797
Frederick County, Maryland Urban Community Development Authority, Series A (ST) 4.00%, 07/01/50 (c)	1,925		1,711,372
Frederick County, Maryland, Jefferson Technology Park Project, Series B (TA) 4.62%, 07/01/43 (c)	1,800		1,753,630
Howard County, Series A (TA) 4.50%, 02/15/47 (c)	2,500		2,336,678
Maryland Economic Development Corp., Core Natural Resources, Inc. Project (RB) 5.00%, 07/01/48 (c) (p)	2,000		2,112,602
Maryland Economic Development Corp., Metro Centre at Owings Mills Project (TA)
4.38%, 07/01/36 (c)	470		464,325
4.50%, 07/01/44 (c)	530		495,134
Maryland Economic Development Corp., Port Covington Project (TA)
4.00%, 09/01/40 (c)	2,250		2,123,252
4.00%, 09/01/50 (c)	3,250		2,771,838
Maryland Economic Development Corp., Purple Line Light Rail Project, Series B (RB) 5.25%, 06/30/52 (c)	1,085		1,081,574

See Notes to Financial Statements

55

VANECK HIGH YIELD MUNI ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

	Par (000’s	)	Value
Maryland (continued)
Maryland Health & Higher Educational Facilities Authority (RB) (AG) 5.00%, 07/01/55 (c)	$3,000		$3,099,320
Maryland Health and Higher Educational Facilities Authority, Mercy Medical Center, Series A (RB) 5.00%, 07/01/38 (c)	250		252,191
Maryland Health and Higher Educational Facilities Authority, Series A (RB) 5.25%, 07/01/52 (c)	2,250		2,372,173
Prince George County, Collington Episcopal Life Care Community, Inc. (RB) 5.25%, 04/01/37 (c)	1,000		1,002,164
Prince George’s County, Suitland-Naylor Road Project (TA) 4.75%, 07/01/36 (c)	400		400,323
			33,809,588
Massachusetts: 2.0%
Collegiate Charter School of Lowell (RB) 5.00%, 06/15/39 (c)	365		365,479
Commonwealth of Massachusetts (RB) (BAM) 5.50%, 01/01/34	1,420		1,643,494
Commonwealth of Massachusetts, Series A (GO)
5.00%, 04/01/45 (c)	1,000		1,075,535
5.00%, 04/01/50 (c)	1,250		1,323,944
5.00%, 04/01/55 (c)	1,100		1,158,045
Commonwealth of Massachusetts, Series E (GO) 5.00%, 08/01/54 (c)	5,000		5,244,534
Massachusetts Development Finance Agency (RB)
5.00%, 09/01/59 (c)	2,000		2,028,259
6.38%, 07/15/45 (c)	500		506,300
Massachusetts Development Finance Agency, Beth Israel Lahey Health, Inc., Series J (RB) 5.00%, 07/01/53 (c)	1,500		1,516,208
Massachusetts Development Finance Agency, Boston Medical Center, Series D (RB) 5.00%, 07/01/44 (c)	2,120		2,091,291
Massachusetts Development Finance Agency, Boston Medical Center, Series G (RB) 5.25%, 07/01/52 (c)	1,435		1,445,541
Massachusetts Development Finance Agency, Boston Student Housing Project (RB) 5.00%, 10/01/48 (c)	1,000		947,725
	Par (000’s	)	Value
Massachusetts (continued)
Massachusetts Development Finance Agency, Brown University Health, Series A (RB)
5.25%, 08/15/45 (c)	$1,000		$1,045,277
5.50%, 08/15/50 (c)	1,500		1,563,131
Massachusetts Development Finance Agency, Care Communities, LLC Issue, Series A (RB) 5.50%, 07/15/35	250		255,583
Massachusetts Development Finance Agency, Emmanuel College, Series A (RB) 5.00%, 10/01/43 (c)	1,035		989,302
Massachusetts Development Finance Agency, Lasell Village, Inc. (RB)
5.00%, 07/01/29	1,500		1,578,983
5.25%, 07/01/50 (c)	1,000		1,010,512
5.25%, 07/01/55 (c)	1,000		1,006,090
Massachusetts Development Finance Agency, Lawrence General Hospital (RB) 5.00%, 07/01/34 (c)	1,000		925,938
Massachusetts Development Finance Agency, Lawrence General Hospital, Series A (RB) 5.25%, 07/01/34 (c)	350		329,894
Massachusetts Development Finance Agency, Linden Ponds, Inc. Facility (RB)
5.00%, 11/15/38 (c)	500		515,349
5.12%, 11/15/46 (c)	500		506,761
Massachusetts Development Finance Agency, Merrimack College Student Housing Project, Series A (RB)
5.00%, 07/01/54 (c)	1,000		956,207
5.00%, 07/01/60 (c)	1,000		943,287
Massachusetts Development Finance Agency, Newbridge on the Charles, Inc. (RB)
4.00%, 10/01/32 (c)	1,000		995,019
4.12%, 10/01/42 (c)	2,500		2,321,578
5.00%, 10/01/47 (c)	1,400		1,390,075
5.00%, 10/01/57 (c)	14,550		14,073,329
Massachusetts Development Finance Agency, Series N (RB) (AG)
5.00%, 07/01/30	1,000		1,100,286
5.00%, 07/01/34	1,000		1,153,627
5.00%, 07/01/50 (c)	1,000		1,040,372
Massachusetts Development Finance Agency, Series N-1 (RB)
4.50%, 07/01/54 (c)	2,000		1,894,613
5.25%, 07/01/50 (c)	4,000		4,087,610

See Notes to Financial Statements

56

	Par (000’s	)	Value
Massachusetts (continued)
Massachusetts Development Finance Agency, South Shore Hospital Issue, Series I (RB) 4.00%, 07/01/36 (c)	$1,500		$1,468,685
Massachusetts Development Finance Agency, Springfield College Issue, Series A (RB) (AG) 4.00%, 06/01/56 (c)	5		3,799
Massachusetts Development Finance Agency, Suffolk University (RB) 5.00%, 07/01/34 (c)	1,120		1,134,270
Massachusetts Development Finance Agency, UMass Boston Student Housing Project (RB) 5.00%, 10/01/41 (c)	1,930		1,931,630
Massachusetts Development Finance Agency, UMass Dartmouth Student Housing Project (RB) 5.00%, 10/01/48 (c)	1,000		912,213
Massachusetts Development Finance Agency, UMass Memorial Health Care, Series I (RB)
5.00%, 07/01/29 (c)	190		192,193
5.00%, 07/01/46 (c)	510		508,577
Massachusetts Development Finance Agency, UMass Memorial Health Care, Series N-2 (RB) 5.00%, 07/01/35 (c)	1,000		1,132,834
Massachusetts Development Finance Agency, Wellforce, Inc., Series C (RB) (AG) 3.00%, 10/01/45 (c)	3,000		2,377,110
Massachusetts State Development Finance Agency, Wellforce Issue, Series A (RB) 5.00%, 07/01/33 (c)	1,250		1,280,836
			69,971,325
Michigan: 0.8%
Calhoun County Hospital Finance Authority, Oaklawn Hospital (RB) 5.00%, 02/15/41 (c)	290		287,179
City of Detroit, Michigan Unlimited Tax (GO) 5.50%, 04/01/45 (c)	250		258,981
City of Detroit, Michigan Unlimited Tax, Series A (GO)
5.00%, 04/01/46 (c)	135		136,690
5.00%, 04/01/50 (c)	1,475		1,483,168
	Par (000’s	)	Value
Michigan (continued)
Detroit Service Learning Academy, Public School Academy (RB) (AG) 4.00%, 07/01/41 (c)	$1,000		$863,722
Flint Michigan Hospital Building Authority, Hurley Medical Center (RB) 4.00%, 07/01/41 (c)	500		465,603
Flint Michigan Hospital Building Authority, Hurley Medical Center, Series B (RB) 4.75%, 07/01/28 (c)	235		234,791
Ivywood Classical Academy (RB) 6.25%, 01/01/59 (c)	1,000		977,819
Michigan Finance Authority, Corewell Health, Series A (RB)
5.00%, 08/15/35 (c)	2,500		2,888,281
5.00%, 08/15/46 (c)	2,000		2,110,290
Michigan Finance Authority, Corewell Health, Series B-2 (RB) 5.00%, 08/15/55 (p)	6,000		6,754,595
Michigan Finance Authority, Henry Ford Health Detroit South Campus (RB) 5.50%, 02/28/57 (c)	4,255		4,462,533
Michigan Finance Authority, Presbyterian Villages of Michigan (RB) 5.50%, 11/15/45 (c)	294		250,024
Michigan Finance Authority, Tobacco Settlement Bonds, Series B-2 (RB) 0.00%, 06/01/65 (c) ^	15,500		1,569,935
Michigan Strategic Fund, I-75 Improvement Project (RB)
5.00%, 06/30/31 (c)	600		625,479
5.00%, 12/31/32 (c)	700		727,700
5.00%, 06/30/48 (c)	1,470		1,447,934
Michigan Strategic Fund, I-75 Improvement Project (RB) (AG) 4.50%, 06/30/48 (c)	1,000		941,377
Michigan Tobacco Settlement Finance Authority, Series B (RB) 0.00%, 06/01/52 (c) ^	260		32,162
Western Michigan University, Series A (RB) (AG) 5.25%, 11/15/54 (c)	1,500		1,591,002
			28,109,265
Minnesota: 0.6%
Chippewa County, Chippewa County-Montevideo Hospital Project (RB) 4.00%, 03/01/37 (c)	135		131,844
City of Anoka, Homestead at Anoka, Inc. Project (RB) 4.25%, 11/01/27 (c)	310		305,610

See Notes to Financial Statements

57

VANECK HIGH YIELD MUNI ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

	Par (000’s	)	Value
Minnesota (continued)
City of Apple Valley (RB)
5.38%, 09/01/45 (c)	$420		$425,028
5.50%, 09/01/55 (c)	600		606,312
5.62%, 09/01/65 (c)	815		824,966
City of Brainerd (RB) 5.50%, 05/01/45 (c)	1,000		998,187
City of Brooklyn Park, Minnesota Chapter School (RB) 5.12%, 06/15/54 (c)	1,000		915,593
City of Coon Rapids (RB) 6.50%, 06/15/47 (c)	1,000		1,026,256
City of Crookston, Health Care Facilities, Riverview Health Project (RB) 5.00%, 05/01/34 (c)	3,000		1,800,000
City of Deephaven, Charter School, Eagle Ridge Academy Project, Series A (RB)
5.25%, 07/01/40 (c)	500		500,159
5.50%, 07/01/50 (c)	2,860		2,860,012
City of Forest Lake, International Language Academy, Series A (RB) (SAW) 5.38%, 08/01/50 (c)	500		490,060
City of Maple Grove, Minnesota Health Care Facilities (RB) 3.38%, 05/01/33 (c)	115		110,711
City of Minneapolis, Fairview Health Services, Series A (RB) 5.00%, 11/15/34 (c)	1,830		1,901,337
City of Shakopee Senior Housing Revenue (RB) 5.75%, 11/01/55 (c)	500		500,296
City of St. Cloud, Centracare Health System (RB) 5.00%, 05/01/54 (c)	1,000		1,028,455
City of St. Louis Park, Place Via Sol Project (RB) (AMBAC) 6.00%, 07/01/53 (d) (p) *	1,927		192,740
City of St. Paul, Housing and Redevelopment Authority, Series A (RB) 5.75%, 09/01/46 (c)	325		325,905
City of St. Paul, Minnesota Housing and Redevelopment Authority (RB) 4.00%, 11/15/43 (c)	2,000		1,788,962
Duluth Economic Development Authority, Benedictine Health System, Series A (RB) 4.00%, 07/01/41 (c)	2,255		1,892,266
Minneapolis Minnesota Heath Care System, Fairview Health Services, Series A (RB) 5.00%, 11/15/49 (c)	2,000		1,970,464
	Par (000’s	)	Value
Minnesota (continued)
Minnesota Higher Education Facilities Authority, Augsburg College, Series A (RB) 5.00%, 05/01/46 (c)	$1,000		$687,211
Minnesota Higher Education Facilities Authority, Augsburg College, Series B (RB) 4.25%, 05/01/40 (c)	860		598,096
Township of Baytown, St. Croix Preparatory Academy Project, Series A (RB) 4.00%, 08/01/36 (c)	250		233,155
Woodbury, Minnesota Charter School Lease, Woodbury Leadership Academy Project, Series A (RB) 4.00%, 07/01/56 (c)	1,150		821,504
			22,935,129
Mississippi: 0.2%
Mississippi Development Bank, Magnolia Regional Health Center Project (RB)
4.00%, 10/01/41 (c)	3,500		2,921,131
5.00%, 10/01/32 (c)	1,530		1,588,254
Mississippi Hospital Equipment and Facilities Authority, Baptist Memorial Health Corp., Series A (RB) 5.00%, 09/01/41 (c)	3,000		3,006,263
			7,515,648
Missouri: 0.8%
Boone County, Boone Hospital Center (RB)
3.00%, 08/01/34 (c)	410		307,358
4.00%, 08/01/38 (c)	565		430,417
City of Liberty, Liberty Commons Project, Series A (TA) 5.75%, 06/01/35 (c)	500		499,515
City of Nevada, Regional Medical Center (RB) (ACA) 4.30%, 10/01/26 (c)	15		14,945
City of St. Louis, Industrial Development Authority, Ballpark Village Development Project, Series A (RB) 4.38%, 11/15/35 (c)	250		229,922
Health & Educational Facilities Authority of the State of Missouri (RB)
5.00%, 10/01/35 (c)	500		504,381
6.00%, 10/01/45 (c)	500		501,263
Health and Educational Facilities Authority, Lutheran Senior Services Projects, Series A (RB)
5.25%, 02/01/48 (c)	1,000		1,004,375
5.25%, 02/01/54 (c)	250		248,368

See Notes to Financial Statements

58

	Par (000’s	)	Value
Missouri (continued)
Health and Educational Facilities Authority, Lutheran Senior Services Projects, Series B (RB) 5.00%, 02/01/46 (c)	$1,460		$1,426,546
Health and Educational Facilities Authority, Lutheran Senior Services Projects, Series C (RB) 4.00%, 02/01/42 (c)	475		429,557
I-470 Western Gateway Transportation Development District, Series A (RB) 5.25%, 12/01/48 (c)	1,100		1,100,700
Kansas City Industrial Development Authority, Methodist Retire Home, Series B (RB) 5.00%, 11/15/46	5,352		3,621,095
Kansas City Missouri Industrial Development Authority, Historic Northeast Redevelopment Plan, Series A-1 (RB) 5.00%, 06/01/46 (c)	500		488,991
Kirkwood Industrial Development Authority, Missouri Retirement Community, Series A (RB)
5.25%, 05/15/37 (c)	1,500		1,501,696
5.25%, 05/15/50 (c)	2,000		1,769,909
Lee’s Summit Industrial Development Authority, John Knox Village, Series A (RB)
5.00%, 08/15/32 (c)	2,430		2,473,657
5.00%, 08/15/36 (c)	1,550		1,554,074
5.00%, 08/15/42 (c)	2,000		1,919,722
Lee’s Summit, Industrial Development Authority, Senior Living Facilities, John Knox Village, Series A (RB)
5.00%, 08/15/39 (c)	1,000		1,023,213
5.62%, 08/15/54 (c)	500		503,932
Missouri State Health and Educational Facilities Authority, Lutheran Senior Services Project, Series A (RB) 5.00%, 02/01/42 (c)	3,000		3,008,745
St. Joseph Industrial Development Authority, Missouri Healthcare, Series A (RB) 5.00%, 01/01/50 (c)	1,000		728,708
St. Louis County, Industrial Development Authority, Friendship Village St. Louis (RB) 5.00%, 09/01/48 (c)	2,500		2,434,140
	Par (000’s	)	Value
Missouri (continued)
St. Louis County, Industrial Development Authority, Friendship Village St. Louis, Series A (RB) 5.00%, 09/01/38 (c)	$500		$507,935
St. Louis County, Industrial Development Authority, St. Andrew’s Resources, Series A (RB) 5.00%, 12/01/35 (c)	150		149,654
University City of Missouri, Industrial Development Authority, Series A (RB) 4.88%, 06/15/36 (c)	880		902,028
			29,284,846
Montana: 0.1%
City of Kalispell, Immanuel Living at Buffalo Hill Project, Series B (RB) 4.25%, 05/15/30 (c)	500		502,267
Montana Facility Finance Authority, Health Care Facilities, Children’s Home & Hospital Project, Series A (RB) 4.00%, 07/01/50 (c)	1,970		1,467,877
			1,970,144
Nebraska: 0.2%
Central Plains Energy Project, Gas Project Crossover No. 3, Series A (RB)
5.00%, 09/01/30	2,000		2,124,340
5.00%, 09/01/34	1,000		1,100,262
5.00%, 09/01/36	500		549,829
Central Plains Energy Project, Gas Supply, Series A (RB) 5.00%, 08/01/55 (c) (p)	2,000		2,161,261
Central Plains Energy Project, Series G (RB) 5.00%, 05/01/53 (c) (p)	235		247,939
			6,183,631
Nevada: 0.4%
City of Las Vegas, Special Improvement District No. 814 (SA)
4.00%, 06/01/44 (c)	225		198,744
4.00%, 06/01/49 (c)	515		437,356
City of Las Vegas, Special Improvement District No. 818 (SA) 5.00%, 12/01/49 (c)	500		496,509
City of Reno, Special Assessment District No. 1, Local Improvement (SA) 5.25%, 06/01/54 (c)	750		743,663
City of Reno, Tax Increment Senior Lien, Series C (TA) 5.40%, 06/01/27 (c)	505		505,672

See Notes to Financial Statements

59

VANECK HIGH YIELD MUNI ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

	Par (000’s	)	Value
Nevada (continued)
Clark County, Special Improvement District No. 159 (SA) 5.00%, 08/01/35 (c)	$155		$155,083
Henderson Local Improvement District No. T-18 (SA) 4.00%, 09/01/35 (c)	575		557,425
North Las Vegas, Special Improvement District No. 64 (SA) 4.62%, 06/01/49 (c)	210		195,667
North Las Vegas, Special Improvement District No. 64 (SA) (SAW) 4.62%, 06/01/43 (c)	440		422,719
State of Nevada, Department of Business and Industry, Brightline West Passenger Rail Project, Series A (RB) 9.50%, 01/01/65 (c) (p)	10,500		8,400,000
State of Nevada, Department of Business and Industry, Somerset Academy, Series A (RB)
5.00%, 12/15/35 (c)	2,000		2,000,713
5.00%, 12/15/38 (c)	400		399,989
5.00%, 12/15/48 (c)	500		461,628
5.12%, 12/15/45 (c)	1,000		956,360
			15,931,528
New Hampshire: 0.8%
National Finance Authority, Affordable Housing, Series 1 (RB) 4.75%, 06/20/41 (c) (p)	499		518,463
National Finance Authority, Bridgeland Water and Utility Districts (RB) 5.38%, 12/15/35 (c)	2,114		2,115,575
National Finance Authority, Covanta Project, Series B (RB) 4.62%, 11/01/42 (c)	4,225		3,775,007
National Finance Authority, Emberly and Cantera Creek Projects (RB) 5.38%, 12/01/31 (c)	713		715,050
National Finance Authority, Highlands Project (RB) 5.12%, 12/15/30 (c)	675		676,955
National Finance Authority, Mirador Project (RB) 6.00%, 12/01/31 (c)	750		754,574
National Finance Authority, Municipal Certificates, Series 2 (RB) 4.22%, 11/20/42	998		982,249
National Finance Authority, New Hampshire (RB) 0.00%, 12/15/32 (c) ^	750		468,766
	Par (000’s	)	Value
New Hampshire (continued)
National Finance Authority, New Hampshire Business, Series A-2 (RB) 4.17%, 01/20/41	$3,980		$3,724,479
National Finance Authority, New Hampshire Resource Recovery, Covanta Project, Series C (RB) 4.88%, 11/01/42 (c)	2,000		1,800,747
National Finance Authority, New Hampshire, Presbyterian Senior Living Project, Series A (RB) 5.25%, 07/01/48 (c)	1,000		1,006,425
National Finance Authority, Silverado Project (RB) 5.00%, 12/01/28 (c)	1,000		1,000,636
National Finance Authority, Springpoints Living Project (RB) 4.00%, 01/01/41 (c)	1,000		919,322
National Finance Authority, Valencia Project (RB) 5.30%, 12/01/32 (c)	750		752,584
National Finance Authority, Vista Project, Series A (RB) 5.62%, 07/01/46 (c)	2,600		2,605,807
National Finance Authority, Wildflower Project (RB) 0.00%, 12/15/33 (c) ^	505		313,652
New Hampshire Business Finance Authority (RB) 0.00%, 12/01/31 (c) ^	5,000		3,398,062
New Hampshire Business Finance Authority, Series A (RB) (BAM) 4.12%, 01/20/34	1,284		1,311,103
New Hampshire Business Finance Authority, Series A-2 (RB) 5.15%, 06/20/41 (c) (p)	999		1,043,090
			27,882,546
New Jersey: 1.9%
New Jersey Economic Development Authority, Bancroft Neurohealth Project, Series A (RB) 5.00%, 06/01/36 (c)	470		471,024
New Jersey Economic Development Authority, Continental Airlines, Inc. Project (RB)
5.25%, 09/15/29 (c)	1,160		1,160,017
5.50%, 06/01/33 (c)	60		60,001
5.62%, 11/15/30 (c)	2,035		2,035,030
5.62%, 11/15/30 (c)	285		285,004
5.75%, 09/15/27 (c)	590		590,009

See Notes to Financial Statements

60

	Par (000’s	)	Value
New Jersey (continued)
New Jersey Economic Development Authority, Kapkowski Road Landfill Reclamation Improvement District Project (SA) 5.75%, 04/01/31	$55		$55,353
New Jersey Economic Development Authority, Lions Gate Project (RB)
4.88%, 01/01/29 (c)	535		535,004
5.00%, 01/01/34 (c)	500		500,074
New Jersey Economic Development Authority, Motor Vehicle Surcharges, Series A (RB)
4.00%, 07/01/32 (c)	1,640		1,648,612
4.00%, 07/01/34 (c)	2,000		2,020,088
5.00%, 07/01/33 (c)	4,640		4,737,384
New Jersey Economic Development Authority, Motor Vehicle Surcharges, Series A (RB) (BAM) 5.00%, 07/01/28 (c)	2,500		2,582,702
New Jersey Economic Development Authority, Motor Vehicle Surcharges, Series B (RB) (XLCA) 0.00%, 07/01/26 ^	515		503,610
New Jersey Economic Development Authority, Port Newark Container Terminal LLC Project (RB) 5.00%, 10/01/47 (c)	3,300		3,302,617
New Jersey Economic Development Authority, Rapuano Port & Rail Terminal Project (RB) 6.38%, 01/01/35 (c)	1,250		1,299,121
New Jersey Economic Development Authority, School Facilities Construction, Series EEE (RB) 5.00%, 06/15/48 (c)	2,880		2,934,176
New Jersey Economic Development Authority, School Facilities Construction, Series LLL (RB) 5.00%, 06/15/38 (c)	600		638,677
New Jersey Economic Development Authority, The Goethals Bridge Replacement Project (RB)
5.12%, 01/01/34 (c)	350		350,599
5.50%, 01/01/27 (c)	500		501,007
New Jersey Economic Development Authority, West Campus Housing, LLC, Series A (RB) 4.12%, 07/01/30 (c)	150		146,101
	Par (000’s	)	Value
New Jersey (continued)
New Jersey Educational Facilities Authority, Princeton University, Series A (RB) 5.00%, 07/01/64 (c) (p)	$2,000		$2,225,530
New Jersey Educational Facilities Authority, Rider University, Series F (RB) 5.00%, 07/01/47 (c)	490		380,590
New Jersey Health Care Facilities Financing Authority, Hospital Asset Transformation Program (RB) 5.00%, 10/01/28 (c)	500		526,467
New Jersey Transportation Trust Fund Authority, Series A (RB)
0.00%, 12/15/33 ^	5		3,854
5.00%, 12/15/26	5		5,122
5.00%, 12/15/28	200		213,773
5.00%, 06/15/37 (c)	1,000		1,140,147
5.00%, 06/15/38 (c)	1,500		1,695,380
5.00%, 12/15/39 (c)	385		406,622
5.25%, 06/15/39 (c)	3,000		3,429,583
New Jersey Transportation Trust Fund Authority, Series AA (RB)
5.00%, 06/15/36 (c)	1,000		1,164,814
5.00%, 06/15/37 (c)	1,000		1,154,936
5.00%, 06/15/40 (c)	1,000		1,119,068
5.00%, 06/15/41 (c)	1,000		1,107,801
5.00%, 06/15/42 (c)	1,000		1,095,163
5.00%, 06/15/45 (c)	2,000		2,137,951
New Jersey Transportation Trust Fund Authority, Series BB (RB) 3.00%, 06/15/50 (c)	3,000		2,266,267
New Jersey Transportation Trust Fund Authority, Series C (RB) (AMBAC) 0.00%, 12/15/28 ^	100		91,419
New Jersey Transportation Trust Fund Authority, Series C (RB) (NATL) 0.00%, 12/15/31 ^	365		304,116
New Jersey Transportation Trust Fund Authority, Series CC (RB) 5.25%, 06/15/50 (c)	1,000		1,064,434
Newark Housing Port Authority, Marine Terminal Redevelopment Project (RB) (NATL) 5.25%, 01/01/27	100		102,038
Passaic County Improvement Authority, Series A (RB)
5.00%, 01/01/55 (c)	750		706,849
5.00%, 01/01/60 (c)	500		460,808

See Notes to Financial Statements

61

VANECK HIGH YIELD MUNI ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

	Par (000’s	)	Value
New Jersey (continued)
South Jersey Port Corp., Marine Terminal, Series B (RB) 5.00%, 01/01/34 (c)	$360		$371,941
Tobacco Settlement Financing Corp., Series A (RB)
5.00%, 06/01/46 (c)	2,475		2,452,077
5.25%, 06/01/46 (c)	2,675		2,682,542
Tobacco Settlement Financing Corp., Series B (RB) 5.00%, 06/01/46 (c)	14,925		14,553,614
			69,219,116
New Mexico: 0.1%
New Mexico Hospital Equipment Loan Council, Haverland Carter Lifestyle Group -LA Vida Llena Expansion Project, Series A (RB) 5.00%, 07/01/49 (c)	3,480		3,107,828
New Mexico Mortgage Finance Authority, Single Family Program, Series C (RB) 5.10%, 09/01/55 (c)	1,000		1,016,067
New Mexico Municipal Energy Acquisition Authority, Gas Supply (RB) 5.00%, 06/01/54 (c) (p)	1,000		1,073,813
			5,197,708
New York: 10.4%
Brooklyn Arena Local Development Corp., Barclays Center (RB)
0.00%, 07/15/32 ^	395		307,536
0.00%, 07/15/33 ^	370		275,910
0.00%, 07/15/47 ^	180		58,883
Brooklyn Arena Local Development Corp., Barclays Center, Series A (RB)
5.00%, 07/15/26	345		348,017
5.00%, 07/15/42 (c)	9,515		9,534,816
Build NYC Resource Corp. (RB)
5.12%, 10/15/45 (c)	1,500		1,481,564
5.25%, 10/15/50 (c)	1,500		1,477,478
5.38%, 10/15/55 (c)	1,000		994,657
5.38%, 10/15/61 (c)	2,000		1,957,439
5.62%, 07/01/45 (c)	500		498,132
Build NYC Resource Corp., Albert Einstein School of Medicine, Inc., Project (RB) 5.50%, 09/01/45 (c)	4,545		4,492,354
Build NYC Resource Corp., Bayridge Preparatory School Project (RB)
5.00%, 09/01/49 (c)	1,255		1,174,798
5.00%, 09/01/59 (c)	3,800		3,459,991
Build NYC Resource Corp., East Harlem Scholars Academy Charter School Project (RB) 5.75%, 06/01/42 (c)	1,000		1,018,217
	Par (000’s	)	Value
New York (continued)
Build NYC Resource Corp., Kipp NYC Public School Facilities - Canal West Project (RB)
5.25%, 07/01/52 (c)	$1,000		$1,010,466
5.25%, 07/01/57 (c)	1,000		1,007,668
Build NYC Resource Corp., Richmond University Medical Center Project, Series A (RB) 5.62%, 12/01/50 (c)	1,200		1,038,940
Build NYC Resource Corp., Shefa School Project, Series A (RB) (SAW) 5.00%, 06/15/51 (c)	6,500		6,111,966
Build NYC Resource Corp., Unity Preparatory Charter School of Brooklyn Project, Series A (RB) 5.50%, 06/15/63 (c)	1,000		977,954
City of New York, Series D (GO) 5.00%, 10/01/45 (c)	1,000		1,065,338
City of New York, Series G (GO)
5.00%, 02/01/37 (c)	1,000		1,150,318
5.25%, 02/01/53 (c)	1,500		1,599,839
City of Troy Capital Resource Corp., Series A (RB) 4.00%, 09/01/40 (c)	1,250		1,234,553
County of Sullivan, Adelaar Infrastructure Project, Series A-2 (SA) 5.35%, 11/01/49 (c)	2,000		2,003,107
Dutchess County Local Development Corp., Bard College Project, Series A (RB)
5.00%, 07/01/40 (c)	1,500		1,533,293
5.00%, 07/01/45 (c)	1,000		999,029
5.00%, 07/01/51 (c)	3,370		3,321,044
Erie Tobacco Asset Securitization Corp., Series A (RB)
5.00%, 06/01/38 (c)	5		4,613
5.00%, 06/01/45 (c)	2,000		1,654,059
Long Island Power Authority Electric System, Series B (RB) 3.00%, 09/01/55 (c) (p)	1,500		1,486,642
Metropolitan Transportation Authority, Series A (RB)
5.00%, 11/15/41 (c)	1,000		1,080,939
5.25%, 11/15/49 (c)	1,625		1,725,062
5.25%, 11/15/55 (c)	2,000		2,122,946
Metropolitan Transportation Authority, Series B (RB)
5.00%, 11/15/35	2,000		2,297,162
5.00%, 11/15/42 (c)	1,500		1,614,642
Monroe County Industrial Development Corp., Eugenio Maria De Hostos Charter School Project, Series A (RB)
5.00%, 07/01/44 (c)	1,000		951,243
5.00%, 07/01/59 (c)	1,000		891,352

See Notes to Financial Statements

62

	Par (000’s	)	Value
New York (continued)
Monroe County Industrial Development Corp., Rochester regional Health Project, Series A (RB) 3.00%, 12/01/40 (c)	$5		$4,094
Monroe County Industrial Development Corp., Rochester Regional Health Project, Series A (RB)
4.00%, 12/01/35 (c)	2,100		2,111,732
5.00%, 12/01/31 (c)	500		539,575
Nassau County Tobacco Settlement Corp., Series A-3 (RB) 5.12%, 06/01/46 (c)	2,905		2,195,992
New York & New Jersey Port Authority (RB)
5.00%, 01/15/50 (c)	3,000		3,169,442
5.00%, 01/15/55 (c)	2,500		2,623,627
New York City Housing Development Corp., Multi-Family Housing, Series B-2 (RB) 3.95%, 11/01/64 (c) (p)	1,500		1,531,813
New York City Housing Development Corp., Multi-Family Housing, Series C-2 (RB) 3.75%, 05/01/65 (c) (p)	2,000		2,030,392
New York City Housing Development Corp., Multi-Family Housing, Series F-1 (RB) 4.55%, 11/01/54 (c)	2,000		1,970,985
New York City Housing Development Corp., Multi-Family Mortgage, Series D (RB) 4.00%, 12/15/31 (c)	250		256,423
New York City Housing Development Corp., Multi-Family Mortgage, Series E (RB) 4.38%, 12/15/31 (c)	1,000		1,023,291
New York City Housing Development Corp., Multi-Family Mortgage, Series F (RB) 5.25%, 12/15/31 (c)	1,250		1,289,406
New York City Industrial Development Agency, Airport Facilities, Series A (RB) 5.00%, 07/01/28 (c)	1,110		1,110,179
New York City Transitional Finance Authority Future Tax Secured Revenue (RB) 5.00%, 05/01/45 (c)	1,000		1,070,034
	Par (000’s	)	Value
New York (continued)
New York Convention Center Development Corp. (RB) 5.00%, 11/15/40 (c)	$3,325		$3,326,801
New York Counties Tobacco Trust IV, Series A (RB)
3.75%, 06/01/45 (c)	500		374,243
5.00%, 06/01/42 (c)	7,335		6,308,192
5.00%, 06/01/45 (c)	785		614,102
New York Counties Tobacco Trust IV, Series E (RB) 0.00%, 06/01/55 (c) ^	5		410
New York Counties Tobacco Trust VI, Series A-2B (RB)
5.00%, 06/01/45 (c)	1,270		1,112,902
5.00%, 06/01/51 (c)	5,000		4,228,224
New York Energy Finance Development Corp. (RB) 5.00%, 07/01/56 (c) (p)	4,650		5,005,226
New York Liberty Development Corp., 3 World Trade Center Project (RB)
5.00%, 11/15/44 (c)	7,000		6,999,908
5.38%, 11/15/40 (c)	10,000		10,001,917
New York Liberty Development Corp., Bank of America Tower at One Bryant Park Project, Series 3 (RB) 2.80%, 09/15/69 (c)	7,000		6,541,226
New York Liberty Development Corp., Goldman Sachs Headquarters LLC (RB) 5.25%, 10/01/35	3,000		3,508,342
New York State Dormitory Authority, Catholic Health System, Series A (RB) 4.00%, 07/01/45 (c)	2,500		2,001,185
New York State Dormitory Authority, CUNY Student Housing Project (RB) (AMBAC) 5.50%, 07/01/35	480		519,319
New York State Dormitory Authority, Fit Student Housing Corp. (RB) (NATL) 5.25%, 07/01/31	150		158,572
New York State Dormitory Authority, Fordham University, Series A (RB) 5.00%, 07/01/41 (c)	1,550		1,562,524
New York State Dormitory Authority, Montefiore Obligated Group, Series A (RB) 5.00%, 08/01/27	1,000		1,023,291
New York State Dormitory Authority, New York University, Series A (RB) (AG) 5.00%, 07/01/43 (c)	2,375		2,443,749

See Notes to Financial Statements

63

VANECK HIGH YIELD MUNI ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

	Par (000’s	)	Value
New York (continued)
New York State Dormitory Authority, White Plains Hospital (RB) 5.25%, 10/01/49 (c)	$1,100		$1,121,333
New York State Dormitory Authority, White Plants Hospital (RB) (AG) 5.50%, 10/01/54 (c)	4,300		4,615,394
New York State Dormitory Authority, Yeshiva University, Series A (RB) 5.00%, 07/15/50 (c)	6,300		6,193,385
New York State Environmental Facilities Corp., Casella Waste Systems, Inc. Project (RB) (FHA) 4.25%, 09/01/50 (c) (p)	1,750		1,772,098
New York State Housing Finance Agency, Series A (RB) 3.95%, 11/01/50 (c) (p)	1,000		1,017,690
New York Transportation Development Corp. (RB)
6.00%, 06/30/44 (c)	700		764,959
6.00%, 06/30/50 (c)	750		804,800
6.00%, 06/30/59 (c)	9,000		9,579,069
New York Transportation Development Corp. (RB) (AG) 6.00%, 06/30/43 (c)	800		893,300
New York Transportation Development Corp., American Airlines, Inc. John F. Kennedy International Airport Project (RB)
3.00%, 08/01/31	5,765		5,458,939
5.00%, 08/01/26 (c)	1,750		1,750,436
5.00%, 08/01/31 (c)	1,140		1,140,261
5.25%, 08/01/31 (c)	4,985		5,216,441
5.38%, 08/01/36 (c)	2,000		2,089,502
New York Transportation Development Corp., Delta Air Lines, Inc. - LaGuardia Airport Terminals C&D Redevelopment Project (RB)
4.00%, 01/01/36 (c)	1,250		1,216,103
4.38%, 10/01/45 (c)	7,500		7,020,759
5.00%, 01/01/30 (c)	4,600		4,761,380
5.00%, 01/01/33 (c)	5,230		5,368,404
5.00%, 10/01/35 (c)	6,650		6,959,713
5.00%, 10/01/40 (c)	7,000		7,111,464
5.62%, 04/01/40 (c)	5,895		6,193,177
6.00%, 04/01/35 (c)	10,000		11,044,625
New York Transportation Development Corp., JFK Airport Terminal 4 Project (RB) (AG) 5.00%, 12/01/31	2,355		2,569,194
	Par (000’s	)	Value
New York (continued)
New York Transportation Development Corp., JFK Airport Terminal 6 Redevelopment Project, Series A (RB)
5.50%, 12/31/54 (c)	$9,900		$10,199,652
5.50%, 12/31/60 (c)	1,000		1,022,190
New York Transportation Development Corp., JFK Airport Terminal 6 Redevelopment Project, Series A (RB) (AG) 5.25%, 12/31/54 (c)	4,000		4,122,436
New York Transportation Development Corp., JFK Airport Terminal 6 Redevelopment Project, Series B (RB) (AG) 5.00%, 12/31/54 (c)	1,000		651,093
New York Transportation Development Corp., John F. Kennedy International Airport New Terminal 4 Project (RB) (AG) 5.00%, 12/01/30	5,000		5,404,949
New York Transportation Development Corp., John F. Kennedy International Airport New Terminal One Project (RB)
5.00%, 06/30/60 (c)	2,500		2,419,343
5.25%, 06/30/49 (c)	1,850		1,871,110
5.38%, 06/30/60 (c)	6,000		6,032,523
6.00%, 06/30/54 (c)	6,475		6,760,534
New York Transportation Development Corp., John F. Kennedy International Airport New Terminal One Project (RB) (AG) 5.00%, 12/01/32	6,080		6,677,598
New York Transportation Development Corp., LaGuardia Airport Terminal B Redevelopment Project, Series A (RB)
5.00%, 07/01/34 (c)	3,000		3,001,968
5.00%, 07/01/41 (c)	11,445		11,445,750
5.00%, 07/01/46 (c)	18,530		18,478,307
5.25%, 01/01/50 (c)	9,720		9,719,890
New York Transportation Development Corp., LaGuardia Airport Terminals B Redevelopment Project, Series A (RB) (AG) 4.00%, 07/01/35 (c)	1,000		997,030

See Notes to Financial Statements

64

	Par (000’s	)	Value
New York (continued)
New York Transportation Development Corp., Terminal 4 John F. Kennedy International Airport Project (RB)
5.00%, 12/01/39 (c)	$1,000		$1,047,275
5.00%, 12/01/41 (c)	6,000		6,179,304
5.00%, 12/01/42 (c)	1,000		1,021,798
New York Transportation Development Corporation, John F. Kennedy International Airport New Terminal Project (RB)
5.50%, 06/30/54 (c)	7,895		8,076,730
5.50%, 06/30/60 (c)	3,000		3,065,263
Niagara Area Development Corp., New York Solid Waste Disposal Facility, Series A (RB) 4.75%, 11/01/42 (c)	2,250		1,995,711
Onondaga Civic Development Corp., Syracuse University Project (RB) 5.50%, 12/01/56 (c)	3,000		3,284,658
Otsego County Capital Resource Corp., Hartwick College Project, Series A (RB) 5.00%, 10/01/45 (c)	355		240,487
Suffolk Tobacco Asset Securitization Corp., Series B-2 (RB) 0.00%, 06/01/66 (c) ^	10,515		937,099
Triborough Bridge and Tunnel Authority, Series A (RB) 5.50%, 12/01/59 (c)	1,000		1,081,004
Troy Capital Resource Corp., Rensselaer Polytechnic Institute Project, Series A (RB) 5.00%, 09/01/36 (c)	2,020		2,158,425
TSASC, Inc., Tobacco Settlement Bonds, Series B (RB)
5.00%, 06/01/45 (c)	5,600		4,967,412
5.00%, 06/01/48 (c)	3,000		2,635,838
Ulster County Capital Resource Corp. (RB) 5.88%, 09/15/59 (c)	2,000		1,980,535
Ulster County Capital Resource Corp., Woodland Pond of New Paltz Project (RB)
5.00%, 09/15/37 (c)	400		400,028
5.25%, 09/15/53 (c)	180		163,385
Westchester County Local Development Corp., Medical Center (RB) 5.00%, 11/01/46 (c)	4,860		4,451,371
Westchester County Local Development Corp., Purchase Senior Learning Community Inc., Project, Series A (RB) 5.00%, 07/01/46 (c)	2,000		1,867,903
	Par (000’s	)	Value
New York (continued)
5.00%, 07/01/56 (c)	$4,500		$3,968,166
Westchester Tobacco Asset Securitization Corp., Series B (RB) 5.00%, 06/01/41 (c)	200		200,292
Yonkers Economic Development Corp., Charter School of Educational Excellence Project, Series A (RB) 5.00%, 10/15/54 (c)	275		250,710
Yonkers Economic Development Corp., Charter School of Educational Excellence Project, Series A (RB) (AG) 5.00%, 10/15/39 (c)	315		316,169
			374,375,447
North Carolina: 0.7%
Columbus County Industrial Facilities & Pollution Control Financing Authority (RB) 4.20%, 05/01/34	500		516,834
North Carolina Department of Transportation, I-77 Hot Lanes Project (RB) 5.00%, 12/31/37 (c)	1,000		1,000,816
North Carolina Medical Care Commission Retirement Facilities (RB)
5.00%, 10/01/34 (c)	670		713,959
5.00%, 10/01/35 (c)	565		597,874
5.38%, 10/01/45 (c)	810		820,348
5.62%, 10/01/55 (c)	360		363,761
North Carolina Medical Care Commission Retirement Facilities First Mortgage (RB) 5.00%, 10/01/33 (c)	1,000		1,073,250
North Carolina Medical Care Commission, Retirement Facilities (RB)
5.00%, 10/01/31 (c)	3,530		3,553,717
5.00%, 10/01/37 (c)	1,140		1,141,580
5.25%, 12/01/54 (c)	1,000		1,009,130
North Carolina Medical Care Commission, Retirement Facilities First Mortgage, Penick Village Project, Series B-3 (RB) 4.25%, 09/01/28 (c)	500		500,065
North Carolina Medical Care Commission, Retirement Facilities, Series A (RB)
5.00%, 10/01/30 (c)	165		165,325
5.50%, 09/01/54 (c)	1,485		1,480,632
North Carolina Medical Care Commission, Retirement Facilities, Series A (RB) (AG) 5.00%, 07/01/49 (c)	385		362,142

See Notes to Financial Statements

65

VANECK HIGH YIELD MUNI ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

	Par (000’s	)	Value
North Carolina (continued)
North Carolina Medical Care Commission, Salemtowne Project (RB) 5.25%, 10/01/37 (c)	$465		$464,974
North Carolina Turnpike Authority (RB) 5.00%, 01/01/49 (c)	1,430		1,451,500
North Carolina Turnpike Authority (RB) (AG) 4.00%, 01/01/55 (c)	1,625		1,498,290
North Carolina Turnpike Authority Triangle Expressway System Senior Lien (RB)
5.00%, 01/01/30 (c)	1,000		1,023,239
5.00%, 01/01/40 (c)	5,000		5,165,463
North Carolina Turnpike Authority, Triangle Expressway System, Series B (RB) (AG) 5.00%, 01/01/32 (c)	100		106,458
State of North Carolina, Department of State Treasurer (RB) 5.00%, 03/01/36 (c)	1,500		1,749,597
			24,758,954
North Dakota: 0.2%
City of Grand Forks, Altru Health System (RB) 5.00%, 12/01/32 (c)	2,000		2,135,364
City of Grand Forks, Altru Health System, Series A (RB) (AG) 5.00%, 12/01/53 (c)	1,000		1,023,191
City of Williston, Eagle Crest Apartments LLC Project (RB)
6.25%, 09/01/23 (d) *	405		15,435
7.75%, 09/01/38 (c) (d) *	846		32,251
County of Grand Forks, Red River Biorefinery, LLC Project, Series A (RB) 7.00%, 12/15/43 (c) (d) *	5,500		55
County of Ward, North Dakota Health Care Facilities, Series C (RB)
5.00%, 06/01/43 (c)	1,000		976,319
5.00%, 06/01/48 (c)	3,000		2,866,179
			7,048,794
Ohio: 3.5%
Akron Bath Copley Joint Township Hospital District, Summa Health System (RB)
5.25%, 11/15/41 (c)	500		511,846
5.25%, 11/15/46 (c)	5,000		5,118,459
Brunswick City School District, Classroom Facilities and School Improvement (GO) (BAM) 5.25%, 12/01/53 (c)	2,000		2,101,101
	Par (000’s	)	Value
Ohio (continued)
Buckeye Tobacco Settlement Financing Authority, Series B-2 (RB) 5.00%, 06/01/55 (c)	$40,655		$34,125,144
Centerville Ohio Health Care, Graceworks Lutheran Services (RB) 5.25%, 11/01/47 (c)	1,000		951,627
City of Norwood, Rookwood Exchange Project (TA) 5.00%, 12/01/41 (c)	500		508,966
Cleveland Cuyahoga County, Port Authority Cultural Facility, Playhouse Square Foundation Project (RB) 5.00%, 12/01/28	600		610,521
Cleveland-Cuyahoga County Port Authority, Series A (RB) 5.88%, 01/01/49 (c)	750		746,045
Columbus Regional Airport Authority, Series A (RB)
5.00%, 01/01/35	1,000		1,109,540
5.50%, 01/01/50 (c)	3,000		3,190,344
Columbus-Franklin County Finance Authority, Ohio Dominican University Project (RB) (SBG) 6.50%, 03/01/48 (c)	3,800		2,480,515
County of Allen, Ohio, Hospital Facilities, Bon Secours Mercy Health, Inc., Series A (RB)
5.00%, 11/01/33	3,000		3,418,646
5.00%, 11/01/34	1,000		1,145,977
County of Butler, Ohio Hospital (RB) 5.00%, 11/15/32 (c)	1,035		1,062,725
County of Cuyahoga, Ohio Hospital, The Metrohealth System (RB)
4.75%, 02/15/47 (c)	340		316,020
5.25%, 02/15/47 (c)	10,000		9,991,085
5.50%, 02/15/52 (c)	1,225		1,225,763
5.50%, 02/15/57 (c)	3,000		2,990,200
County of Hamilton, Ohio Hospital Facilities (RB) 5.50%, 08/01/51 (c)	1,000		1,033,306
County of Lukas, Ohio Hospital, Promedica Healthcare, Series A (RB) (AG) 5.25%, 11/15/48 (c)	8,000		7,882,005
County of Montgomery, Premier Health Partners, Series A (RB)
4.00%, 11/15/42 (c)	3,940		3,621,451
4.00%, 11/15/45 (c)	1,250		1,094,767
Hamilton County, Ohio Healthcare Improvement (RB) 5.50%, 01/01/55 (c)	1,000		1,011,886

See Notes to Financial Statements

66

	Par (000’s	)	Value
Ohio (continued)
Jefferson County Port Authority, JSW Steel USA Inc. Project (RB) 3.50%, 12/01/51 (c)	$1,000		$786,103
Muskingum County, Ohio Hospital Facilities, Genesis HealthCare System Project (RB)
5.00%, 02/15/33 (c)	490		491,169
5.00%, 02/15/44 (c)	1,750		1,700,261
Ohio Air Quality Development Authority, AMG Vanadium Project (RB) 5.00%, 07/01/49 (c)	11,000		10,127,547
Ohio Air Quality Development Authority, Dayton Co. Project, Series B (RB) 4.25%, 11/01/40 (p)	2,000		2,031,951
Ohio Air Quality Development Authority, Duke Energy Corp. Project, Series B (RB) 4.25%, 11/01/39 (p)	1,000		1,016,284
Ohio Air Quality Development Authority, Ohio Valley Electric Corp. Project, Series A (RB) 3.25%, 09/01/29	2,750		2,709,911
Ohio Air Quality Development Authority, Pratt Paper LLC Project (RB)
4.25%, 01/15/38 (c)	1,000		1,003,030
4.50%, 01/15/48 (c)	2,000		1,863,699
Ohio Airport Special Revenue, Continental Airlines, Inc. Project (RB) 5.38%, 09/15/27 (c)	5,000		5,000,073
Ohio Housing Finance Agency, Multifamily Housing, Haven’s Edge Apartments Project, Series A (RB) 5.70%, 08/01/43 (c)	2,000		2,071,856
Ohio Housing Finance Agency, Multifamily Housing, Series A (RB)
6.25%, 01/01/45 (c)	250		256,134
6.25%, 01/01/45 (c)	250		256,135
6.25%, 01/01/45 (c)	250		256,135
6.50%, 01/01/45 (c)	500		512,501
Ohio Housing Finance Agency, Series A (RB)
6.30%, 01/01/45 (c)	500		505,410
6.30%, 01/01/45 (c)	250		252,705
Ohio State University, Series A (RB) 3.00%, 12/01/44 (c)	4,790		3,851,205
Ohio University, Series A (RB) 5.00%, 12/01/45 (c)	1,250		1,250,097
Port of Greater Cincinnati Development Authority (RB) 6.50%, 01/01/45 (c)	500		517,566
	Par (000’s	)	Value
Ohio (continued)
Southeastern Ohio Port Authority, Hospital Facilities, Memorial Health System Project (RB)
5.00%, 12/01/35 (c)	$245		$233,111
5.00%, 12/01/43 (c)	1,240		1,073,832
5.50%, 12/01/43 (c)	70		64,379
			124,079,033
Oklahoma: 1.1%
Atoka Industrial Development Authority Solid Waste Disposal Facilities, Gladieux Metals Recycling Oklahoma, LLC Project (RB) 8.00%, 08/01/39 (c)	1,000		145,000
Norman Regional Hospital Authority (RB)
3.25%, 09/01/38 (c)	340		235,772
4.00%, 09/01/45 (c)	1,000		688,527
Oklahoma County Finance Authority (RB) 6.50%, 06/15/64 (c)	1,250		1,239,147
Oklahoma Development Finance Authority (RB) 5.00%, 07/01/35 (c)	1,100		1,093,803
Oklahoma Development Finance Authority, Oklahoma City University Project (RB) 5.00%, 08/01/44 (c)	4,305		4,246,505
Oklahoma Development Finance Authority, OU Medicine Project, Series B (RB)
5.00%, 08/15/33 (c)	700		721,269
5.25%, 08/15/43 (c)	2,900		2,920,869
5.25%, 08/15/48 (c)	11,000		11,018,220
Oklahoma Development Finance Authority, OU Medicine Project, Series B (RB) (AG)
5.50%, 08/15/52 (c)	1,300		1,305,476
5.50%, 08/15/57 (c)	7,290		7,305,822
Oklahoma Housing Finance Agency, Single Family Mortgage, Series B (RB) 4.88%, 09/01/45 (c)	1,000		1,019,476
Oklahoma Municipal Power Authority (RB) (AG) 5.25%, 01/01/51 (c)	1,500		1,604,530
Rogers County Industrial Development Authority (RB) 3.62%, 04/01/40 (c)	375		340,292
Tulsa Municipal Airport Trust, American Airlines, Inc., Series B (RB) 5.50%, 06/01/35 (c)	5,000		5,001,685
			38,886,393

See Notes to Financial Statements

67

VANECK HIGH YIELD MUNI ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

	Par (000’s	)	Value
Oregon: 0.2%
Multnomah County, Oregon Hospital Facilities Authority, Parkview Project, Series A (RB) (AG) 4.00%, 12/01/36 (c)	$1,000		$948,841
Oregon State Facilities Authority (RB)
5.50%, 06/15/45 (c)	475		476,477
5.62%, 06/15/55 (c)	810		805,002
6.00%, 06/15/65 (c)	1,000		1,015,950
Oregon State Facilities Authority, Samaritan Health Services Project, Series A (RB)
5.00%, 10/01/35 (c)	2,260		2,267,135
5.00%, 10/01/46 (c)	1,000		1,000,296
Oregon State, Series A (GO) 5.25%, 05/01/50 (c)	1,000		1,086,333
			7,600,034
Pennsylvania: 3.3%
Adams County General Authority, Brethren Home Community Project, Series A (RB)
5.00%, 06/01/34 (c)	250		265,014
5.00%, 06/01/59 (c)	1,000		943,951
Allegheny County Airport Authority, Pittsburgh International Airport, Series A (RB) (AG) 5.50%, 01/01/48 (c)	1,410		1,488,160
Allentown Neighborhood Improvement Zone Development Authority (RB)
5.00%, 05/01/28	620		636,448
5.00%, 05/01/28	425		433,538
5.00%, 05/01/32 (c)	250		254,650
5.00%, 05/01/33 (c)	250		257,496
5.00%, 05/01/42 (c)	2,000		2,007,883
5.00%, 05/01/42 (c)	1,960		2,003,794
5.00%, 05/01/42 (c)	2,245		2,259,438
5.38%, 05/01/42 (c)	4,000		4,045,634
Berks County Municipal Authority, Tower Health Project, Series A-3 (RB) 5.00%, 06/30/39 (c)	10,064		9,125,211
Berks County Municipal Authority, Tower Health Project, Series B-1 (RB) 6.00%, 06/30/44 (c)	1,279		882,789
Central Texas Regional Mobility Authority, Subordinated Lien, Series G (RB) 6.00%, 10/01/48 (c)	1,000		944,173
Chester County Health and Education Facilities Authority, Immaculata University Project (RB) 5.00%, 11/01/46 (c)	430		362,247
	Par (000’s	)	Value
Pennsylvania (continued)
Chester County Industrial Development Authority, Collegium Chapter School Project, Series A (RB) 5.25%, 10/15/47 (c)	$1,250		$1,128,650
Chester County Industrial Development Authority, Woodland at Greystone Project (SA)
5.00%, 03/01/38 (c)	900		900,393
5.12%, 03/01/48 (c)	1,502		1,436,473
City of Philadelphia Airport Revenue (RB) 5.00%, 07/01/47 (c)	3,000		3,004,231
City of Philadelphia Airport Revenue (RB) (AG) 4.00%, 07/01/46 (c)	1,750		1,593,122
City of Philadelphia, Pennsylvania Airport, Series B (RB) 5.00%, 07/01/34	820		927,248
Crawford County Hospital Authority, Meadville Medical Center Project, Series A (RB)
6.00%, 06/01/46 (c)	440		441,480
6.00%, 06/01/51 (c)	345		345,694
Cumberland County Municipal Authority (RB)
4.00%, 01/01/33 (c)	125		123,524
5.00%, 01/01/45 (c)	3,000		2,812,071
Delaware County Industrial Development Authority, Chester Community Charter School Project, Series A (RB) 5.12%, 06/01/46 (c)	395		388,751
Delaware Valley, Pennsylvania Regional Finance Authority, Series A (RB) (AMBAC) 5.50%, 08/01/28	1,835		1,956,363
Erie Pennsylvania Higher Education Building Authority, Mercyhurst University Project (RB) 5.00%, 09/15/37 (c)	1,000		945,723
Franklin County Industrial Development Authority, Menno-Haven, Inc. Project (RB)
5.00%, 12/01/49 (c)	500		449,606
5.00%, 12/01/54 (c)	215		187,640
Lancaster County Hospital Authority, Brethren Village Project (RB) 5.12%, 07/01/37 (c)	1,000		1,001,164
Lancaster County Hospital Authority, St. Anne’s Retirement Community, Inc. Project (RB) 5.00%, 03/01/40 (c)	425		398,390

See Notes to Financial Statements

68

	Par (000’s	)	Value
Pennsylvania (continued)
5.00%, 03/01/45 (c)	$310		$268,266
5.00%, 03/01/50 (c)	425		352,137
Monroe County Industrial Development Authority (TA) 5.00%, 07/01/33	250		254,758
Montgomery County Higher Education and Health Authority, Holy Redeemer Health System, Series A (RB) 5.00%, 10/01/40 (c)	5,150		4,528,491
Montgomery County Higher Education and Health Authority, Presbytery Homes, Inc. Project (RB) 5.00%, 12/01/47 (c)	2,000		1,940,459
Montgomery County Higher Education and Health Authority, Thomas Jefferson University, Series B (RB) 5.00%, 05/01/47 (c)	1,800		1,850,810
Montgomery County Industrial Development Authority, Series A (RB) 4.10%, 04/01/53 (p)	2,500		2,569,134
Montgomery County Industrial Development Authority, Whitemarsh Continuing Care Retirement Community Project (RB)
5.00%, 01/01/30 (c)	150		150,056
5.25%, 01/01/40 (c)	870		870,011
Moon Industrial Development Authority, Baptist Homes Society (RB)
5.62%, 07/01/30 (c)	300		292,939
6.00%, 07/01/45 (c)	590		578,871
Northampton County Industrial Development Authority, Morningstar Senior Living, Inc. Project (RB) 5.00%, 11/01/39 (c)	1,000		987,110
Pennsylvania Economic Development Financing Authority, Penndot Major Bridges Package One Project (RB) 6.00%, 06/30/61 (c)	7,000		7,407,093
Pennsylvania Economic Development Financing Authority, Pennsylvania Rapid Bridge Replacement Project (RB) 5.00%, 12/31/25	1,105		1,107,332
Pennsylvania Economic Development Financing Authority, Core Natural Resources, Inc. Project (RB) 5.45%, 01/01/51 (c) (p)	2,500		2,686,812
	Par (000’s	)	Value
Pennsylvania (continued)
Pennsylvania Economic Development Financing Authority, Covanta Project, Series A (RB) 3.25%, 08/01/39 (c)	$6,595		$5,326,663
Pennsylvania Economic Development Financing Authority, Penndot Major Bridges Package One Project (RB)
5.00%, 06/30/32	1,000		1,098,838
5.25%, 06/30/53 (c)	2,000		2,027,028
5.50%, 06/30/40 (c)	3,000		3,180,573
5.75%, 06/30/48 (c)	6,030		6,290,736
Pennsylvania Economic Development Financing Authority, Penndot Major Bridges Package One Project (RB) (AG)
5.00%, 12/31/57 (c)	1,780		1,807,551
5.50%, 06/30/42 (c)	1,805		1,938,904
Pennsylvania Economic Development Financing Authority, Pennsylvania Rapid Bridge Replacement Project (RB)
5.00%, 12/31/26 (c)	1,485		1,499,886
5.00%, 12/31/28 (c)	575		580,432
5.00%, 12/31/30 (c)	410		413,662
5.00%, 06/30/42 (c)	6,945		6,962,627
Pennsylvania Economic Development Financing Authority, Tapestry Moon Senior Housing Project, Series A (RB)
6.50%, 12/01/38 (c) (d) *	3,040		608,000
6.75%, 12/01/53 (c) (d) *	6,470		1,294,000
Pennsylvania Higher Educational Facilities Authority, La Salle University (RB)
5.00%, 05/01/37 (c)	1,915		1,505,935
5.00%, 05/01/42 (c)	1,000		715,306
Pennsylvania Higher Educational Facilities Authority, University of Sciences (RB) 5.00%, 11/01/42 (c)	1,100		1,100,132
Philadelphia Authority for Industrial Development, Chapter School Project (RB) 5.00%, 06/15/43 (c)	1,000		976,187
Philadelphia Authority for Industrial Development, Greater Philadelphia Health Action, Inc. Project, Series A (RB)
6.38%, 06/01/40 (c)	440		440,035
6.50%, 06/01/45 (c)	440		439,978

See Notes to Financial Statements

69

VANECK HIGH YIELD MUNI ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

	Par (000’s	)	Value
Pennsylvania (continued)
6.62%, 06/01/50 (c)	$415		$414,965
Philadelphia Authority for Industrial Development, Independence Charter School West Project (RB) 5.00%, 06/15/39 (c)	355		342,311
Philadelphia Authority for Industrial Development, KIPP Philadelphia Charter School Project, Series B (RB) (AG) 5.00%, 04/01/46 (c)	1,000		794,073
Philadelphia Authority for Industrial Development, La Salle University (RB) 4.00%, 05/01/42 (c)	2,000		1,251,198
Philadelphia Authority for Industrial Development, Performing Arts, String Theory Charter School Project (RB)
5.00%, 06/15/40 (c)	500		495,426
5.00%, 06/15/50 (c)	1,000		923,013
Philadelphia Authority for Industrial Development, Wesley Enhanced Living Obligation Group, Series A (RB) 5.00%, 07/01/32 (c)	735		742,551
Philadelphia Hospitals and Higher Education Facilities Authority, Temple University Health System (RB) 5.00%, 07/01/33 (c)	1,000		1,016,553
Philadelphia Hospitals and Higher Education Facilities Authority, Temple University Health System (RB) (AG) 5.00%, 07/01/37 (c)	500		548,244
Philadelphia Hospitals and Higher Education Facilities Authority, Temple University Health System, Series A (RB)
5.00%, 07/01/31 (c)	1,240		1,263,776
5.00%, 07/01/32 (c)	220		223,980
Scranton-Lackawanna, Pennsylvania Health and Welfare Authority (RB) 5.00%, 06/01/36 (c)	1,500		1,412,033
The School District of Philadelphia, Series F (GO) (SAW) 5.00%, 09/01/26	1,000		1,018,213
			118,448,037
Puerto Rico: 7.1%
Children’s Trust Fund, Series A (RB) 0.00%, 05/15/57 (c) ^	200,000		9,477,500
	Par (000’s	)	Value
Puerto Rico (continued)
Cofina Class 2 Trust (RB) (AMBAC) 0.00%, 08/01/47 ^	$80		$25,957
Puerto Rico Commonwealth Aqueduct and Sewer Authority, Series A (RB)
5.00%, 07/01/30	9,500		9,899,020
5.00%, 07/01/37 (c)	6,290		6,539,872
5.00%, 07/01/47 (c)	5,000		4,912,182
Puerto Rico Commonwealth Aqueduct and Sewer Authority, Series B (RB)
5.00%, 07/01/29	3,000		3,101,572
5.00%, 07/01/37 (c)	3,365		3,480,920
Puerto Rico Commonwealth, Series A-1 (GO)
0.00%, 07/01/33 (c) ^	17,588		12,708,204
4.00%, 07/01/41 (c)	8,260		7,589,085
Puerto Rico Commonwealth, Series A-1 (GO) (BAM)
4.00%, 07/01/33 (c)	13,570		13,424,763
4.00%, 07/01/35 (c)	12,538		12,326,544
4.00%, 07/01/37 (c)	9,000		8,621,052
5.75%, 07/01/31	10,055		11,154,930
Puerto Rico Electric Power Authority (RB) (NATL)
5.25%, 07/01/30	2,705		2,729,040
5.25%, 07/01/32	450		456,060
5.25%, 07/01/33	1,000		1,014,795
5.25%, 07/01/34	2,740		2,768,089
Puerto Rico Industrial, Tourist, Educational, Medical and Environmental Control Facilities Financing Authority, University Plaza Project, Series A (RB) (NATL) 5.00%, 07/01/33 (c)	20		20,012
Puerto Rico Sales Tax Financing Corp., Series A-1 (RB)
0.00%, 07/01/46 (c) ^	51,423		17,989,571
4.50%, 07/01/34 (c)	2,800		2,800,763
5.00%, 07/01/58 (c)	20,036		19,495,755
Puerto Rico Sales Tax Financing Corp., Series A-1 (RB) (AG) 4.55%, 07/01/40 (c)	10,414		10,342,777
Puerto Rico Sales Tax Financing Corp., Series A-1 (RB) (AMBAC) 4.75%, 07/01/53 (c)	24,716		23,409,932
Puerto Rico Sales Tax Financing Corp., Series A-2 (RB)
4.33%, 07/01/40 (c)	5,590		5,427,015
4.33%, 07/01/40 (c)	30,145		29,266,078
4.55%, 07/01/40 (c)	6,432		6,388,010
4.78%, 07/01/58 (c)	10,000		9,421,532
Puerto Rico Sales Tax Financing Corp., Series B-1 (RB)
4.75%, 07/01/53 (c)	3,334		3,157,821
5.00%, 07/01/58 (c)	3,000		2,919,109

See Notes to Financial Statements

70

	Par (000’s	)	Value
Puerto Rico (continued)
Puerto Rico Sales Tax Rev Restructed BDS Cofina A-1 (RB) 0.00%, 07/01/51 (c) ^	$55,151		$13,693,993
			254,561,953
Rhode Island: 0.3%
Rhode Island Health and Educational Building Corp. (RB) (AG)
5.00%, 07/01/65 (c)	1,250		1,257,397
5.62%, 07/01/65 (c)	600		623,682
Rhode Island Health and Educational Building Corp., Care New England, Series B (RB)
5.00%, 09/01/26	100		100,424
5.00%, 09/01/31 (c)	500		502,150
5.00%, 09/01/36 (c)	3,750		3,757,144
Rhode Island Health and Educational Building Corp., Lifespan (RB)
5.00%, 05/15/33 (c)	1,000		1,006,115
5.00%, 05/15/39 (c)	2,215		2,219,614
			9,466,526
South Carolina: 0.6%
Berkeley County, South Carolina Nexton Improvement District (SA) 4.38%, 11/01/49 (c)	800		714,407
Goose Creek, South Carolina Carnes Crossroads Improvement District (SA) 5.25%, 10/01/45 (c)	500		502,156
Piedmont Municipal Power Agency, South Carolina Electric, Series C (RB) 5.00%, 01/01/34 (c)	1,000		1,021,952
Scago Educational Facilities, School District of Pickens County Project (RB) 5.00%, 12/01/29 (c)	1,425		1,428,613
South California Jobs, Economic Development Authority Hospital Facilities, Bon Second Mercy Health, Inc., Series A (RB) 5.25%, 11/01/44 (c)	500		541,935
South California Jobs, Economic Development Authority Hospital Facilities, Bon Second Mercy Health, Inc., Series B (RB) 5.00%, 11/01/49 (c) (p)	1,000		1,121,426
South Carolina Jobs-Economic Development Authority (RB)
5.75%, 12/01/60 (c)	1,000		973,330
5.80%, 12/01/50 (c)	1,000		1,001,170
7.15%, 08/15/55 (c)	500		498,737
	Par (000’s	)	Value
South Carolina (continued)
South Carolina Jobs-Economic Development Authority Health Facilities, Series B-3 (RB) 4.00%, 12/01/30	$1,250		$1,250,500
South Carolina Jobs-Economic Development Authority, Beaufort Memorial Hospital & South of Broad Healthcare Project (RB) 5.75%, 11/15/54 (c)	1,000		1,037,654
South Carolina Jobs-Economic Development Authority, Educational Facilities (RB) 6.50%, 06/15/54 (c)	1,000		1,004,664
South Carolina Jobs-Economic Development Authority, Hampton Medical Center Project (RB)
5.00%, 11/01/33 (c)	500		506,220
5.00%, 11/01/37 (c)	650		652,099
South Carolina Jobs-Economic Development Authority, High Point Academy Project, Series A (RB) 5.75%, 06/15/49 (c)	500		441,976
South Carolina Jobs-Economic Development Authority, South Carolina Episcopal Home at Still Hopes (RB) 5.00%, 04/01/47 (c)	3,000		2,842,807
South Carolina Jobs-Economic Development Authority, The Lutheran Homes of South Carolina, Inc. (RB) 5.00%, 05/01/43 (c)	320		280,864
South Carolina Jobs-Economic Development Authority, The Woodlands at Furman (RB)
4.00%, 11/15/27 (c)	165		164,343
5.25%, 11/15/37 (c)	2,000		2,033,353
5.25%, 11/15/52 (c)	2,000		1,929,440
			19,947,646
South Dakota: 0.1%
City of Sioux Falls, Dow Rummel Village Project (RB)
5.00%, 11/01/42 (c)	750		699,907
5.00%, 11/01/46 (c)	500		445,047
County of Lincoln, South Dakota Economic Development, Augustana College Association Project, Series A (RB)
4.00%, 08/01/51 (c)	1,550		1,258,928
4.00%, 08/01/56 (c)	1,410		1,116,910
4.00%, 08/01/61 (c)	1,300		1,006,080
			4,526,872

See Notes to Financial Statements

71

VANECK HIGH YIELD MUNI ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

	Par (000’s	)	Value
Tennessee: 0.5%
Bristol Industrial Development Board, Pinnacle Project, Series A (RB) 5.00%, 12/01/35 (c)	$2,000		$1,924,826
Chattanooga Health, Educational and Housing Facility Board, Series A-2 (RB) 5.00%, 08/01/44 (c)	310		314,314
Knox County Health Educational and Housing Facility Board (RB)
4.00%, 09/01/40 (c)	295		266,484
4.00%, 09/01/47 (c)	290		233,624
5.00%, 04/01/36 (c)	1,055		1,065,313
Metropolitan Government of Nashville and Davidson County, Health and Educational Facilities Board, Lipscomb University Project, Series A (RB) 5.25%, 10/01/58 (c)	2,000		1,938,584
Metropolitan Nashville Airport Authority, Series B (RB) 5.25%, 07/01/35 (c)	680		757,525
Shelby County, Tennessee Health Educational and Housing Facility, Madrone Memphis Student Housing I, LLC - University of Memphis Project, Series A-1 (RB)
5.00%, 06/01/44 (c)	500		488,214
5.25%, 06/01/56 (c)	750		714,757
Tennessee Corp. Gas Supply, Series A (RB) 5.50%, 10/01/53 (c) (p)	5,375		5,831,078
Tennessee Energy Acquisition Corp., Gas Project, Series B (RB) 5.62%, 09/01/26	5,000		5,097,420
			18,632,139
Texas: 5.9%
Angelina and Neches River Authority, Industrial Development Corp., Solid Waste Disposal and Wastewater Treatment Facilities, Series A (RB) 7.50%, 12/01/45 (c) (d) *	1,500		32,340
Arlington Higher Education Finance Corp., Basis Texas Charter Schools, Inc. (RB)
4.88%, 06/15/59 (c)	1,000		900,224
5.00%, 06/15/64 (c)	500		450,472
Arlington Higher Education Finance Corp., Cypress Christian School (RB)
5.75%, 06/01/43 (c)	1,000		1,014,589
6.00%, 06/01/53 (c)	1,000		1,004,752
6.25%, 06/01/63 (c)	1,000		1,009,221
	Par (000’s	)	Value
Texas (continued)
Arlington Higher Education Finance Corp., Legacy Traditional School - Texas Project, Series A (RB) 6.75%, 02/15/62 (c)	$5		$4,998
Arlington, Texas Higher Education Finance Corp. (RB)
5.62%, 06/15/45 (c)	2,000		2,034,743
5.75%, 06/15/55 (c)	1,000		1,012,356
5.88%, 06/15/65 (c)	2,000		2,028,455
Austin Convention Enterprises, Inc., Convention Center Hotel, First Tier, Series A (RB) 5.00%, 01/01/33 (c)	500		503,940
Austin Convention Enterprises, Inc., Convention Center Hotel, First Tier, Series A (RB) (SAW) 5.00%, 01/01/27	280		282,313
Austin Convention Enterprises, Inc., Convention Center Hotel, Second Tier, Series B (RB)
5.00%, 01/01/26	715		715,207
5.00%, 01/01/34 (c)	500		502,378
Bexar County Health Facilities Development Corp., Army Retirement Residence project (RB)
5.00%, 07/15/37 (c)	850		850,327
5.00%, 07/15/41 (c)	2,000		1,916,602
Board of Managers, Joint Guadalupe County, City of Seguin Hospital (RB)
5.00%, 12/01/40 (c)	610		608,963
5.00%, 12/01/45 (c)	215		203,840
Brazoria County Industrial Development Corp., Texas Solid Waste Disposal Facilities, Gladieux Recycling, LLC Project (RB) (SAW) 8.50%, 03/01/39 (c)	3,510		508,950
Brazoria County Industrial Development Corp., Texas Solid Waste Disposal Facilities, Gladieux Recycling, LLC Project (RB) (SBG) 7.00%, 03/01/39 (c) (d) *	1,785		258,825
Calhoun County Navigation Industrial Development Authority, Max Midstream Texas LLC Project, Series A (RB) 3.62%, 07/01/26 (c)	2,200		2,141,316
Central Texas Regional Mobility Authority, Series C (RB) 5.00%, 01/01/27 (c)	7,000		7,019,132

See Notes to Financial Statements

72

	Par (000’s	)	Value
Texas (continued)
City of Houston, Texas Airport System Special Facilities, United Airlines, Inc., Series A (RB) 4.00%, 07/01/41 (c)	$7,500		$6,890,920
City of Houston, Texas Airport System Special Facilities, United Airlines, Inc., Series B-1 (RB) 4.00%, 07/15/41 (c)	21,780		20,008,149
City of Houston, Texas Airport System Special Facilities, United Airlines, Inc., Series C (RB)
5.00%, 07/15/27	5,590		5,702,807
5.00%, 07/15/28	2,500		2,572,888
City of Houston, Texas Airport System Special Facilities, United Airlines, Inc., Technical Operations Center Project, Series A (RB) 5.00%, 07/15/28	1,000		1,029,155
City of Houston, Texas Airport System Special Facilities, United Airlines, Inc., Terminal Improvement Projects, Series B (RB)
5.25%, 07/15/33	3,000		3,251,955
5.25%, 07/15/34	4,000		4,338,594
5.50%, 07/15/35 (c)	3,000		3,336,345
5.50%, 07/15/36 (c)	4,000		4,400,356
5.50%, 07/15/37 (c)	3,000		3,279,854
5.50%, 07/15/38 (c)	5,425		5,894,599
5.50%, 07/15/39 (c)	4,000		4,314,927
City of Houston, Texas Airport System Special Facilities, United Airlines, Inc., Terminal Improvement Projects, Series B-1 (RB) 5.00%, 07/15/30 (c)	4,335		4,335,064
City of Houston, Texas Airport System, Series A (RB)
5.00%, 07/01/32	500		553,529
5.00%, 07/01/33	500		558,280
5.00%, 07/01/34	500		561,382
Clifton Higher Education Finance Corp. (RB)
5.00%, 02/15/33	500		561,501
5.00%, 02/15/34	750		848,708
5.00%, 02/15/35 (c)	750		846,089
Clifton Higher Education Finance Corp., Series A (RB) 6.00%, 06/15/48 (c)	1,000		949,875
Clifton Higher Education Finance Corp., Valor Education, Series A (RB) 6.00%, 06/15/54 (c)	500		465,348
	Par (000’s	)	Value
Texas (continued)
Dallas County Flood Control District No. 1 (GO) 5.00%, 04/01/32 (c)	$850		$849,995
Dallas Fort Worth, Texas International Airport, Series A-1 (RB)
5.00%, 11/01/31	1,500		1,656,550
5.00%, 11/01/36 (c)	1,000		1,114,588
5.25%, 11/01/44 (c)	2,000		2,135,428
Dallas Fort Worth, Texas International Airport, Series A-2 (RB) 5.00%, 11/01/50 (c) (p)	2,575		2,820,379
Dallas Texas Housing Finance Corp. Residential Development, The Briscoe Apartments, Series A (RB) 6.00%, 12/01/62 (c)	1,000		928,693
FW Chaparral PFC Residential Development (RB) 5.00%, 10/01/35 (c)	500		532,456
Harris County, Cultural Education Facilities Finance Corp., Brazoz Presbyterian Homes, Inc. Project (RB) 5.00%, 01/01/48 (c)	1,000		957,223
Harris County, Houston Sports Authority, Junior Lien, Series H (RB) (NATL)
0.00%, 11/15/25 ^	495		494,462
0.00%, 11/15/27 ^	590		554,397
0.00%, 11/15/29 ^	1,405		1,244,704
0.00%, 11/15/30 ^	115		98,872
Harris County, Houston Sports Authority, Second Lien, Series B (RB) (AG) 5.00%, 11/15/46 (c)	1,000		1,044,212
Lower Colorado River Authority, Series A (RB) 5.25%, 05/15/50 (c)	1,000		1,071,142
Matagorda County, Navigation District No. 1, Series A (RB) (AMBAC) 4.40%, 05/01/30	1,035		1,080,629
Matagorda County, Navigation District No. 1, Series B-1 (RB) 4.00%, 06/01/30 (c)	4,250		4,251,659
Mesquite Health Facility Development Corp., Christian Care Centers, Inc. Project (RB) (NATL)
5.12%, 02/15/30 (c) (d) *	237		2,369
5.12%, 02/15/42 (c) (d) *	907		9,069
Mission Economic Development Corp., Graphic Packaging International LLC Project (RB) 5.00%, 12/01/64 (p)	2,750		2,862,576

See Notes to Financial Statements

73

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(unaudited) (continued)

	Par (000’s	)	Value
Texas (continued)
Mission Economic Development Corp., Senior Lien, Natgasoline Project (RB) 4.62%, 10/01/31 (c)	$12,410		$12,454,453
Mission Texas Economic Development Corp., Series A (RB) 6.75%, 08/15/45 (c)	250		257,835
Montgomery County Toll Road Authority (RB)
5.00%, 09/15/43 (c)	3,310		3,311,597
5.00%, 09/15/48 (c)	5,915		5,916,426
New Hope Cultural Education Facilities Finance Corp. (RB)
5.25%, 07/01/32	250		252,722
5.38%, 01/01/55 (c)	1,000		988,590
5.38%, 01/01/60 (c)	500		488,025
6.75%, 07/01/44 (c)	500		512,124
New Hope Cultural Education Facilities Finance Corp. (RB) (BAM) 4.00%, 08/15/36 (c)	1,000		920,885
New Hope Cultural Education Facilities Finance Corp., 4-K Housing, Inc. Stoney Brook Project, Series B (RB) 5.00%, 07/01/52 (c)	235		110,450
New Hope Cultural Education Facilities Finance Corp., Carillon Lifecare Community Project (RB) 5.00%, 07/01/36 (c)	230		230,878
New Hope Cultural Education Facilities Finance Corp., Jubilee Academic Center, Series A (RB) 5.00%, 08/15/59 (c)	1,500		1,334,782
New Hope Cultural Education Facilities Finance Corp., Jubilee Academic Center, Series B (RB)
4.00%, 08/15/41 (c)	2,315		2,000,320
5.00%, 08/15/54 (c)	1,500		1,346,457
New Hope Cultural Education Facilities Finance Corp., Legacy Preparatory Charter Academy, Series A (RB) 5.25%, 08/15/27 (c)	75		73,131
New Hope Cultural Education Facilities Finance Corp., Morningside Ministries Project, Series a (RB) 5.00%, 01/01/55 (c)	2,000		1,686,655
New Hope Cultural Education Facilities Finance Corp., MRC Senior Living - The Langford Project, Series A (RB) 5.50%, 11/15/46 (c)	750		655,118
	Par (000’s	)	Value
Texas (continued)
New Hope Cultural Education Facilities Finance Corp., NCCD-College Station Properties LLC, Series A (RB)
5.00%, 07/01/35 (c)	$100		$98,388
5.00%, 07/01/47 (c)	440		414,718
New Hope Cultural Education Facilities Finance Corp., Presbyterian Village North Project (RB) 5.25%, 10/01/49 (c)	1,000		942,186
New Hope Cultural Education Facilities Finance Corp., Presbyterian Village North Project, Series A (RB) 5.25%, 10/01/55 (c)	1,500		1,383,273
New Hope Cultural Education Facilities Finance Corp., Sanctuary LTC Project, Series A-1 (RB) 5.50%, 01/01/57 (c)	4,000		3,688,051
New Hope Cultural Education Facilities Finance Corp., Superior Living Foundation Project, Series A (RB) 6.50%, 07/01/56 (c)	1,000		944,133
New Hope Cultural Education Facilities Finance Corp., Wesleyan Homes, Inc. Project (RB)
5.00%, 01/01/50 (c)	250		228,614
5.00%, 01/01/55 (c)	250		224,810
5.50%, 01/01/35 (c)	1,000		1,000,815
North East Texas Regional Mobility Authority (RB)
5.00%, 01/01/43 (c)	750		797,138
5.25%, 01/01/44 (c)	1,000		1,074,158
5.25%, 01/01/45 (c)	750		802,424
5.25%, 01/01/46 (c)	1,000		1,065,687
North East Texas Regional Mobility Authority, Series B (RB) 5.00%, 01/01/41 (c)	400		401,284
North Texas Tollway Authority (RB) 5.00%, 01/01/35 (c)	1,000		1,139,442
Port Beaumont Navigation District, Allegiant Industrial Island Park Project (RB) 8.00%, 02/01/39 (c) (d) *	2,725		2,043,750
Port of Beaumont Navigation District (RB) 5.00%, 01/01/39 (c)	2,000		1,972,366
Pottsboro Higher Education Finance Corp., Imagine International Academy of North Texas LLC, Series A (RB) 5.00%, 08/15/36 (c)	1,055		1,055,119

See Notes to Financial Statements

74

	Par (000’s	)	Value
Texas (continued)
5.00%, 08/15/46 (c)	$1,400		$1,284,913
Reagan Hospital District, Series A (GO)
5.12%, 02/01/39 (c)	1,000		999,863
Tarrant County Cultural Education Facilities Finance Corp., Air Force Villages Obligated Group Project (RB) 5.00%, 05/15/37 (c)	125		125,284
Tarrant County Cultural Education Facilities Finance Corp., C.C. Young Memorial Home Project, Series A (RB) 6.38%, 02/15/48 (c) (d) *	535		422,650
Tarrant County Cultural Education Facilities Finance Corp., Christus Health, Series B (RB) 5.00%, 07/01/48 (c)	2,500		2,536,035
Texas Municipal Gas Acquisition and Supply Corp. III (RB)
5.00%, 12/15/28	925		969,234
5.00%, 12/15/29	1,375		1,458,477
5.00%, 12/15/32	3,425		3,742,209
Texas Municipal Gas Acquisition and Supply Corp. V (RB) 5.00%, 01/01/55 (c) (p)	2,000		2,202,806
Texas Municipal Gas Acquisition and Supply Corp., Series D (RB) 6.25%, 12/15/26	695		707,043
Texas Private Activity Bond Surface Transportation Corp., Managed Lanes Project, Series A (RB)
4.00%, 12/31/38 (c)	4,550		4,470,540
4.00%, 12/31/39 (c)	2,550		2,472,152
Texas Private Activity Bond Surface Transportation Corp., NTE Mobility Partners LLC North Tarrant Express Project (RB) 5.50%, 12/31/58 (c)	6,000		6,246,886
Texas Private Activity Bond Surface Transportation Corp., NTE Mobility Partners Segments LLC (RB)
5.00%, 06/30/58 (c)	3,000		2,989,530
5.50%, 06/30/42 (c)	2,250		2,349,205
5.50%, 06/30/43 (c)	1,000		1,037,923
Town of Westlake, Solana Public Improvement District (SA)
6.12%, 09/01/35 (c)	910		910,170
6.25%, 09/01/40 (c)	910		911,277
6.38%, 09/01/45 (c)	885		884,959
			211,951,631
	Par (000’s	)	Value
Utah: 0.7%
Black Desert Public Infrastructure District (GO) 4.00%, 03/01/51 (c)	$1,000		$823,744
Black Ridge Infrastructure Financing District (SA)
6.00%, 12/01/45 (c)	1,000		1,008,032
6.25%, 12/01/54 (c)	1,000		1,009,878
Fields Estates Public Infrastructure District, Series A (GO) 6.12%, 03/01/55 (c)	500		505,364
Fields Estates Public Infrastructure District, Series A-2 (SA) 5.25%, 12/01/53 (c)	1,000		983,712
Grapevine Wash Local District, Grapevine Wash Assessment Area No. 1, Series A-2 (SA) 5.25%, 12/01/44 (c)	1,000		982,411
Mida Mountain Village Public Infrastructure District (TA)
5.12%, 06/15/54 (c)	1,000		996,535
6.00%, 06/15/54 (c)	1,000		1,030,242
Mida Mountain Village Public Infrastructure District, Mountain Village Assessment Area, Series A (SA) 5.00%, 08/01/50 (c)	2,000		1,973,795
Salt Lake City, Utah Airport, Series A (RB) 5.00%, 07/01/47 (c)	10,000		10,037,835
Verk Industrial Regional Public Infrastructure District (TA) 6.62%, 09/01/47 (c)	500		524,908
Wakara Ridge Public Infrastructure District, Special Assessment Area (SA) 5.62%, 12/01/54 (c)	3,150		3,226,407
Washington County, Black Desert Public Infrastructure District (SA) 5.62%, 12/01/53 (c)	1,000		1,011,025
Wolf Creek Infrastructure Financing District No. 1 (SA) 5.75%, 12/01/44 (c)	2,000		2,046,778
			26,160,666
Vermont: 0.0%
Vermont Economic Development Authority, Wake Robin Corp. Project, Series A (RB) 4.00%, 05/01/37 (c)	500		476,634
Virgin Islands: 0.4%
Matching Fund Special Purpose Securitization Corp., Virgin Islands, Series A (RB)
5.00%, 10/01/28	1,000		1,019,434
5.00%, 10/01/32	5,010		5,224,046
5.00%, 10/01/39 (c)	2,000		2,048,051

See Notes to Financial Statements

75

VANECK HIGH YIELD MUNI ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

	Par (000’s)	Value
Virgin Islands (continued)
Virgin Islands Public Finance Authority, Series A (RB) 6.00%, 04/01/53 (c)	$2,000	$2,054,866
Virgin Islands Public Finance Authority, Virgin Islands Gross Receipts Taxes Loan Note (RB) (NATL) 4.25%, 10/01/29 (c)	720	722,081
Virgin Islands Public Finance Authority, Virgin Islands Gross Receipts Taxes Loan Note, Series C (RB) 4.50%, 10/01/44 (c)	550	475,657
Virgin Islands Public Finance Authority, Virgin Islands Gross Receipts Taxes, Series C (RB) 5.00%, 10/01/30 (c)	800	800,206
Virgin Islands Water & Power Authority, Series B (RB) 5.00%, 07/01/27 (c)	170	162,728
		12,507,069
Virginia: 2.0%
Bristol Industrial Development Authority, Series B (RB) 6.35%, 11/01/44 (c) (d) *	250	162,500
Cherry Hill Community Development Authority, Potomac Shores Project (SA) 5.15%, 03/01/35 (c)	200	200,266
Chesapeake Bay Bridge and Tunnel District, First Tier (RB)
5.00%, 07/01/46 (c)	5,000	5,010,262
5.00%, 07/01/51 (c)	1,025	1,026,307
City of Hopewell, Sewer System, Series A (RB) 5.00%, 07/15/33 (c)	220	220,134
Economic Development Authority of Henrico County, Bon Secours Mercy Health, Inc., Series A (RB) 5.00%, 11/01/35	1,000	1,147,629
Farms New Kent Community Development Authority, Series A (SA) 3.75%, 03/01/36 (c)	2,290	2,241,296
Farmville Industrial Development Authority, Educational Facilities, Longwood University Student Housing Projects, Series A (RB)
5.00%, 01/01/50 (c)	1,500	1,368,004
5.00%, 01/01/59 (c)	1,000	883,845
Henrico County Economic Development Authority, Series A (RB) 5.00%, 11/01/48 (c)	2,000	2,084,333
	Par (000’s)	Value
Virginia (continued)
James City County Economic Development Authority, Series A (RB) 6.88%, 12/01/58 (c)	$1,000	$1,082,851
Lynchburg Economic Development Authority, Central Health, Inc., Series A (RB) 5.00%, 01/01/47 (c)	4,950	4,964,260
Tobacco Settlement Financing Corp. (RB) 5.00%, 06/01/47 (c)	5,000	4,196,187
Virginia Beach Development Authority (RB) 5.00%, 09/01/40 (c)	1,750	1,762,017
Virginia Beach Development Authority, Series A (RB)
7.00%, 09/01/53 (c)	1,000	1,100,652
7.00%, 09/01/59 (c)	6,560	7,187,283
Virginia Small Business Financing Authority, 95 Express Lanes LLC Project (RB) 5.00%, 01/01/34 (c)	2,000	2,157,109
Virginia Small Business Financing Authority, Elizabeth River Crossing OPCO, LLC Project (RB) 4.00%, 01/01/38 (c)	5,000	4,940,152
Virginia Small Business Financing Authority, I-495 Hot Lanes Project (RB) 5.00%, 12/31/47 (c)	6,305	6,332,312
Virginia Small Business Financing Authority, Residential Care Facilities, Lifespire of Virginia (RB) (AG) 4.00%, 12/01/36 (c)	1,000	997,839
Virginia Small Business Financing Authority, Senior Lien 95 Express Lanes, LLC Project (RB)
4.00%, 01/01/40 (c)	1,250	1,200,743
4.00%, 01/01/41 (c)	1,000	944,205
4.00%, 01/01/48 (c)	3,925	3,478,612
5.00%, 01/01/33 (c)	4,945	5,358,316
Virginia Small Business Financing Authority, Senior Lien I-495 Hot Lanes Project (RB) 5.00%, 12/31/52 (c)	2,000	2,004,439
Virginia Small Business Financing Authority, Senior Lien Transform 66 P3 Project (RB) 5.00%, 12/31/56 (c)	5,520	5,382,259

See Notes to Financial Statements

76

	Par (000’s)	Value
Virginia (continued)
Virginia Small Business Financing Authority, Senior Lien, 95 Express Lanes LLC Project (RB) 4.00%, 01/01/39 (c)	$2,960	$2,911,243
Virginia Small Business Financing Authority, Series A (RB) 5.50%, 12/01/54 (c)	1,000	1,024,016
Virginia Small Business Financing Authority, Transform 66 P3 Project (RB) 5.00%, 12/31/49 (c)	1,000	989,250
Wise County, Virginia Industrial Development Authority, Series A (RB) 3.12%, 10/01/40 (p)	1,000	1,003,613
		73,361,934
Washington: 1.1%
King County Public Hospital District No. 4, Snoqualmie Valley Hospital, Series A (RB)
5.75%, 12/01/30 (c)	500	501,093
6.00%, 12/01/35 (c)	500	501,176
6.25%, 12/01/45 (c)	250	250,636
King County, Washington Public Hospital District No. 4, Series A (RB) 6.62%, 12/01/45 (c)	500	503,899
King County, Washington Public Hospital, District No. 4, Series A (RB)
5.50%, 12/01/35	500	500,608
7.00%, 12/01/60 (c)	1,000	1,021,548
Port Seattle Washington Industrial Development Corp., Delta Air Lines, Inc. Project (RB) 5.00%, 04/01/30 (c)	1,800	1,800,378
Washington Health Care Facilities Authority, Virginia Mason Medical Center (RB)
5.00%, 08/15/34 (c)	205	210,061
5.00%, 08/15/37 (c)	1,500	1,525,893
Washington State Convention Center Public Facilities District (RB) 4.00%, 07/01/58 (c)	2,000	1,651,399
Washington State Housing Finance Commission (RB) 3.50%, 12/20/35	3,263	3,175,205
Washington State Housing Finance Commission, Bayview Manor Senior Project, Series A (RB)
5.00%, 07/01/36 (c)	1,150	1,154,094
5.00%, 07/01/46 (c)	2,150	2,015,534
	Par (000’s)	Value
Washington (continued)
Washington State Housing Finance Commission, Blakeley and Laurel Village, Series A (RB) (BAM) 5.25%, 07/01/55 (c)	$3,000	$3,058,676
Washington State Housing Finance Commission, Eliseo Project, Series A (RB) 4.00%, 01/01/41 (c)	3,000	2,420,226
Washington State Housing Finance Commission, Parkshore Juanita Bay Project, Series A (RB) 5.75%, 01/01/53 (c)	1,000	967,466
Washington State Housing Finance Commission, Presbyterian Retirement Communities Northwest Projects, Series A (RB)
5.00%, 01/01/36 (c)	2,125	2,137,950
5.00%, 01/01/51 (c)	3,495	3,211,600
Washington State Housing Finance Commission, Radford Court and Nordheim Court Portfolio (RB)
5.00%, 07/01/54 (c)	500	485,765
5.50%, 07/01/59 (c)	1,000	1,017,043
Washington State Housing Finance Commission, Transforming Age Projects, Series A (RB) 5.00%, 01/01/55 (c)	6,000	5,450,632
Washington State Housing Finance Commission, Wesley Homes at Lea Hill Project (RB)
5.00%, 07/01/46 (c)	500	437,967
5.00%, 07/01/51 (c)	1,250	1,056,363
Washington State, Convention Center Public Facilities District (RB) 4.00%, 07/01/31	2,700	2,783,406
		37,838,618
West Virginia: 0.2%
Harrison County Building Commission, General Services Administration Building Project (RB)
3.12%, 10/01/45 (c)	700	482,990
3.25%, 10/01/50 (c)	820	561,256
3.50%, 10/01/40 (c)	1,000	845,908
West Virginia Economic Development Authority, Solid Waste Facility, Commercial Metals Company Project (RB) 4.62%, 04/15/55 (c) (p)	2,500	2,541,929

See Notes to Financial Statements

77

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(unaudited) (continued)

	Par (000’s)	Value
West Virginia (continued)
West Virginia Economic Development Authority, Solid Waste Facility, Core Natural Resources, Inc. Project (RB) 5.45%, 01/01/55 (c) (p)	$3,500	$3,759,213
		8,191,296
Wisconsin: 2.8%
Public Finance Authority (RB)
0.00%, 12/15/39 (c) ^	250	101,617
5.75%, 06/30/60 (c)	2,000	2,066,971
5.75%, 12/31/65 (c)	2,000	2,073,092
6.50%, 06/30/60 (c)	13,200	14,561,184
Public Finance Authority Educational Facilities, Charter Day School, Inc. Project, Series A (RB) 5.00%, 12/01/55 (c)	1,000	877,569
Public Finance Authority Educational Facilities, Cincinnati Classical Academy, Series A (RB) 6.00%, 06/15/64 (c)	500	494,661
Public Finance Authority Retirement Facilities, Southminster (RB) 5.00%, 10/01/48 (c)	1,000	957,861
Public Finance Authority, Bancroft Neurohealth Project, Series A (RB) 5.12%, 06/01/48 (c)	250	230,327
Public Finance Authority, Bonnie Cone Classical Academy, Inc. (RB)
5.62%, 06/15/54 (c)	750	624,149
5.62%, 06/15/59 (c)	1,000	816,229
Public Finance Authority, Carson Valley Medical Center, Series A (RB) (SAW) 4.00%, 12/01/51 (c)	5,250	4,361,378
Public Finance Authority, Chapter School (RB)
5.00%, 07/01/55 (c)	2,000	1,819,658
5.00%, 07/01/60 (c)	1,000	895,805
Public Finance Authority, Chapter School, Series A (RB) 5.00%, 06/15/54 (c)	1,375	1,258,310
Public Finance Authority, Chapter School, Series B (RB) 0.00%, 07/01/62	1,000	800,000
Public Finance Authority, Cornerstone Charter Academy, Series A (RB) 5.12%, 02/01/46 (c)	550	542,706
Public Finance Authority, Crossroads Health Project, Series A (RB)
8.00%, 07/01/53 (c)	1,000	1,004,599
8.12%, 07/01/58 (c)	1,000	1,006,031
	Par (000’s)	Value
Wisconsin (continued)
Public Finance Authority, Educational Facilities, Lake Erie College Project, Series A (RB) 5.88%, 10/01/54 (c)	$1,000	$618,705
Public Finance Authority, Foundation Academy Charter School Project (RB) 5.00%, 07/01/35	295	309,417
Public Finance Authority, Grand Hyatt San Antonio Hotel Acquisition Project, Series A (RB) 5.00%, 02/01/52 (c)	2,000	2,002,588
Public Finance Authority, Healthcare Facility Expansion, Church Home of Hartford, Inc. Project, Series A (RB) 5.00%, 09/01/38 (c)	1,500	1,500,418
Public Finance Authority, Kanala NUI Project (RB)
5.25%, 11/15/50 (c)	1,000	1,019,293
5.25%, 11/15/61 (c)	1,000	1,009,906
Public Finance Authority, Living Community First Mortgage (RB)
4.25%, 05/01/29 (c)	275	251,675
5.00%, 03/01/37 (c)	1,250	1,250,316
Public Finance Authority, Lombard Conference and Hotel Center, Second-Tier (RB) (ACA) 3.75%, 07/01/51 (c) (d) *	874	601,101
Public Finance Authority, Marys Woods at Marylhurst Project, Series A (RB) 5.25%, 05/15/37 (c)	1,350	1,362,806
Public Finance Authority, Mater Academy of Nevada - East Las Vegas Campus Project, Series A (RB) 5.00%, 12/15/44 (c)	690	654,072
Public Finance Authority, Math and Science Academy (RB)
5.25%, 06/15/65 (c)	1,500	1,434,688
5.50%, 06/15/55 (c)	2,100	2,111,101
Public Finance Authority, Million Air Three LLC General Aviation Facilities Project, Series A (RB)
5.50%, 09/01/30 (c)	200	209,418
6.25%, 09/01/46 (c)	500	518,218
Public Finance Authority, Penick Village (RB)
4.00%, 09/01/29 (c)	255	254,624
5.00%, 09/01/39 (c)	500	503,614
5.00%, 09/01/49 (c)	500	461,182

See Notes to Financial Statements

78

	Par (000’s)	Value
Wisconsin (continued)
Public Finance Authority, Pinecrest Academy, Sloan Canyon Campus Project, Series A (RB) 4.00%, 07/15/34 (c)	$580	$570,958
Public Finance Authority, Prime Healthcare Foundation, Inc., Series A (RB) 5.20%, 12/01/37 (c)	1,405	1,440,312
Public Finance Authority, Revolution Academy, Series A (RB) 6.25%, 10/01/53 (c)	1,000	1,020,137
Public Finance Authority, Roseman University of Health Sciences Project (RB) 5.88%, 04/01/45 (c)	4,000	3,999,914
Public Finance Authority, Sky Harbour Capital LLC, Aviation Facilities Project (RB)
4.00%, 07/01/41 (c)	500	455,172
4.25%, 07/01/54 (c)	1,765	1,468,054
Public Finance Authority, Sloan Canyon Campus Project, Series A (RB)
4.25%, 07/15/44 (c)	750	666,045
4.50%, 07/15/49 (c)	800	703,357
4.50%, 07/15/53 (c)	1,000	858,709
Public Finance Authority, Student Housing, KSU Bixby Real Estate Foundation, LLC Project, Series A (RB) 5.25%, 06/15/55 (c)	1,000	1,027,191
Public Finance Authority, Student Housing, KSU Bixby Real Estate Foundation, LLC Project, Series C (RB) 5.75%, 06/15/55 (c)	1,000	1,000,092
Public Finance Authority, The Foundation of the University of North Carolina, Inc., Series A (RB) 4.00%, 09/01/56 (c)	1,060	778,822
Public Finance Authority, Trinity Regional Hospital Sachse, Series A-1 (RB) 7.38%, 01/01/50 (c) (d) *	4,265	43
Public Finance Authority, Ultimate Medical Academy Project, Series A (RB)
5.00%, 10/01/34 (c)	2,000	2,066,778
5.00%, 10/01/39 (c)	1,950	1,971,314
Public Finance Authority, UNC Health Southeastern, Series A (RB) 4.00%, 02/01/35 (c)	1,500	1,388,258
	Par (000’s)	Value
Wisconsin (continued)
Public Finance Authority, University of North Carolina at Charlotte Inc., Series A (RB) 4.00%, 09/01/41 (c)	$1,000	$874,907
Public Finance Authority, Wingate University, Series A (RB) 5.25%, 10/01/48 (c)	2,255	2,169,995
Public Finance Authority, Wisconsin (RB) 5.50%, 12/15/32 (c)	385	384,429
Public Finance Authority, Wisconsin Charter School, Series A (RB)
6.50%, 06/15/45 (c)	325	322,364
6.75%, 06/15/55 (c)	500	498,821
Public Finance Authority, Wisconsin Hospital, Series A (RB) 5.00%, 10/01/44 (c)	2,000	2,032,787
Public Finance Authority, Wisconsin Senior Airport Facilities, Series B (RB) 5.00%, 07/01/42 (c)	9,000	9,001,724
Public Finance Authority, Wisconsin Texas Infrastructure Program (RB)
0.00%, 12/15/37 (c) ^	2,000	1,017,118
0.00%, 12/15/38 (c) ^	1,000	458,888
5.00%, 07/15/30 (c)	294	294,312
5.00%, 12/15/36 (c)	849	832,833
Public Finance Authority, Wisconsin Texas Infrastructure Program, Bridgewater Project (RB) 5.62%, 12/15/30 (c)	419	419,996
Public Finance Authority, Wisconsin, Series A-4 (RB) 5.50%, 11/15/32 (c)	750	751,985
Wisconsin Health & Educational Facilities Authority (RB)
5.00%, 08/15/30	1,000	1,093,354
5.62%, 07/01/35 (c)	320	336,778
6.38%, 07/01/45 (c)	500	523,954
Wisconsin Health and Educational Facilities Authority, Chiara Housing and Services Inc., Project (RB)
5.00%, 07/01/35 (c)	720	735,619
5.88%, 07/01/55 (c)	1,000	1,004,408
Wisconsin Health and Educational Facilities Authority, Covenant Communities, Inc. Project, Series A-1 (RB) (SAW) 4.00%, 07/01/48 (c)	105	87,067

See Notes to Financial Statements

79

VANECK HIGH YIELD MUNI ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

	Par (000’s)	Value
Wisconsin (continued)
Wisconsin Health and Educational Facilities Authority, Covenant Communities, Inc. Project, Series B (RB) 4.38%, 07/01/38 (c)	$850	$779,910
Wisconsin Health and Educational Facilities Authority, St. Camillus Health System, Inc., Series A (RB) 5.00%, 11/01/39 (c)	950	954,083
	Par (000’s)	Value
Wisconsin (continued)
Wisconsin Public Finance Authority (RB)
5.50%, 07/01/44 (c)	$1,800	$1,867,910
5.75%, 07/01/54 (c)	2,000	2,080,252
Wisconsin State Health & Educational Facilities Authority, Marshfield Clinic Health System, Inc., Series A (RB) (AG) 5.00%, 02/15/32 (c)	1,500	1,619,432
		100,123,371
Total Municipal Bonds: 98.6% (Cost: $3,672,481,785)		3,536,907,742
Other assets less liabilities: 1.4%		51,411,117
NET ASSETS: 100.0%		$3,588,318,859

Definitions:

ACA	Credit Agricole SA
AG	Assured Guaranty, Inc.
AMBAC	American Municipal Bond Assurance Corp.
BAM	Build America Assurance Co.
CP	Certificate of Participation
FHA	Federal Housing Association
GO	General Obligation
NATL	National Public Finance Guarantee Corp.
RB	Revenue Bond
SA	Special Assessment
SAW	State Aid Withholding
SBG	School Board Guaranteed
SD CRED PROG	Special District Credit Enhancement Program
ST	Special Tax
TA	Tax Allocation
XLCA	Syncora Guarantee, Inc.

Footnotes:

(c)	Callable Security — the date disclosed is the date the security may be redeemed by the issuer
(d)	Security in default
(p)	Putable Security — the date disclosed is the date the security may be redeemed by the fund
*	Non-income producing
^	Zero Coupon Bond
∞	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.

See Notes to Financial Statements

80

The summary of inputs used to value the Fund’s investments as of October 31, 2025 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Municipal Bonds
Alabama	$—	$116,919,977	$—	$116,919,977
Alaska	—	4,265,302	—	4,265,302
American Samoa	—	4,315,153	—	4,315,153
Arizona	—	95,764,414	—	95,764,414
Arkansas	—	44,445,739	—	44,445,739
California	—	527,574,296	—	527,574,296
Colorado	—	78,337,489	—	78,337,489
Connecticut	—	48,691,823	—	48,691,823
Delaware	—	4,722,139	—	4,722,139
District of Columbia	—	32,277,860	—	32,277,860
Florida	—	217,655,784	—	217,655,784
Georgia	—	47,355,716	—	47,355,716
Guam	—	25,221,958	—	25,221,958
Hawaii	—	1,232,392	—	1,232,392
Idaho	—	5,656,788	—	5,656,788
Illinois	—	322,873,700	—	322,873,700
Indiana	—	32,936,460	—	32,936,460
Iowa	—	25,671,517	—	25,671,517
Kansas	—	11,903,153	—	11,903,153
Kentucky	—	45,688,190	—	45,688,190
Louisiana	—	46,326,091	52	46,326,143
Maine	—	6,118,228	—	6,118,228
Maryland	—	33,809,588	—	33,809,588
Massachusetts	—	69,971,325	—	69,971,325
Michigan	—	28,109,265	—	28,109,265
Minnesota	—	22,935,129	—	22,935,129
Mississippi	—	7,515,648	—	7,515,648
Missouri	—	29,284,846	—	29,284,846
Montana	—	1,970,144	—	1,970,144
Nebraska	—	6,183,631	—	6,183,631
Nevada	—	15,931,528	—	15,931,528
New Hampshire	—	27,882,546	—	27,882,546
New Jersey	—	69,219,116	—	69,219,116
New Mexico	—	5,197,708	—	5,197,708
New York	—	374,375,447	—	374,375,447
North Carolina	—	24,758,954	—	24,758,954
North Dakota	—	7,048,794	—	7,048,794
Ohio	—	124,079,033	—	124,079,033
Oklahoma	—	38,886,393	—	38,886,393
Oregon	—	7,600,034	—	7,600,034
Pennsylvania	—	118,448,037	—	118,448,037
Puerto Rico	—	254,561,953	—	254,561,953
Rhode Island	—	9,466,526	—	9,466,526
South Carolina	—	19,947,646	—	19,947,646
South Dakota	—	4,526,872	—	4,526,872
Tennessee	—	18,632,139	—	18,632,139
Texas	—	211,951,631	—	211,951,631
Utah	—	26,160,666	—	26,160,666
Vermont	—	476,634	—	476,634
Virgin Islands	—	12,507,069	—	12,507,069
Virginia	—	73,361,934	—	73,361,934
Washington	—	37,838,618	—	37,838,618
West Virginia	—	8,191,296	—	8,191,296
Wisconsin	—	100,123,371	—	100,123,371
Total	$—	$3,536,907,690	$52	$3,536,907,742

See Notes to Financial Statements

81

VANECK IG FLOATING RATE ETF

SCHEDULE OF INVESTMENTS

October 31, 2025 (unaudited)

	Par (000’s	)	Value
FLOATING RATE NOTES: 99.0%
Australia: 10.4%
Australia & New Zealand Banking Group Ltd. 144A
4.62% (SOFR+0.47%), 12/16/26 (a)	$1,775		$1,778,824
4.76% (SOFR+0.62%), 06/18/28 (a)	21,700		21,802,302
4.77% (SOFR+0.68%), 07/16/27 (a)	10,575		10,628,150
4.77% (SOFR+0.65%), 09/30/27 (a)	4,200		4,221,324
4.90% (SOFR+0.81%), 01/18/27 (a)	4,350		4,376,893
5.00% (SOFR+0.85%), 12/16/29 (a)	21,248		21,500,172
Commonwealth Bank of Australia 144A
4.68% (SOFR+0.52%), 06/15/26 (a)	2,450		2,452,954
4.68% (SOFR+0.46%), 11/27/26 (a)	3,400		3,399,241
4.80% (SOFR+0.64%), 03/14/28 (a)	8,475		8,518,114
4.89% (SOFR+0.78%), 10/01/30 (a)	17,500		17,625,000
4.97% (SOFR+0.81%), 03/14/30 (a)	35,075		35,356,943
5.13% (SOFR+0.97%), 03/14/27 (a)	1,726		1,741,123
Macquarie Bank Ltd. 144A
4.90% (SOFR+0.74%), 06/12/28 (a)	23,400		23,527,082
5.03% (SOFR+0.92%), 07/02/27 (a)	7,205		7,259,012
5.39% (SOFR+1.20%), 12/07/26 (a)	1,725		1,738,423
5.40% (SOFR+1.24%), 06/15/26 (a)	1,475		1,482,909
Macquarie Group Ltd. 144A 5.05% (SOFR+0.92%), 09/23/27 (a)	3,400		3,412,100
National Australia Bank Ltd. 144A
4.68% (SOFR+0.60%), 10/26/27 (a)	6,350		6,392,979
4.69% (SOFR+0.50%), 03/06/28 (a)	2,550		2,559,465
4.75% (SOFR+0.65%), 01/12/27 (a)	2,435		2,445,762
4.79% (SOFR+0.62%), 06/11/27 (a)	7,194		7,212,115
4.81% (SOFR+0.65%), 06/13/28 (a)	15,350		15,435,234
4.89% (SOFR+0.79%), 01/14/30 (a)	19,800		19,990,300
Westpac Banking Corp. 4.55% (SOFR+0.46%), 10/20/26 (a)	3,675		3,681,722
	Par (000’s	)	Value
Australia (continued)
4.72% (SOFR+0.52%), 06/03/26 (a)	$1,495		$1,497,516
4.90% (SOFR+0.81%), 04/16/29 (a)	18,250		18,411,482
4.93% (SOFR+0.82%), 07/01/30 (a)	12,859		12,988,273
Westpac Banking Corp. 144A 4.69% (SOFR+0.50%), 03/06/28 (a)	6,025		6,035,103
			267,470,517
Canada: 9.6%
Bank of Montreal
4.78% (SOFR Compound Index+0.62%), 09/15/26 (a)	1,975		1,979,299
4.88% (SOFR Compound Index+0.75%), 09/22/28 (a)	10,750		10,758,266
4.94% (SOFR+0.86%), 01/27/29 (a)	7,059		7,080,953
4.95% (SOFR Compound Index+0.76%), 06/04/27 (a)	4,100		4,119,798
5.05% (SOFR Compound Index+0.88%), 09/10/27 (a)	5,450		5,471,459
5.33% (SOFR Compound Index+1.16%), 12/11/26 (a)	1,727		1,743,407
5.52% (SOFR Compound Index+1.33%), 06/05/26 (a)	2,000		2,011,643
Bank of Nova Scotia
4.77% (SOFR+0.61%), 09/15/26 (a)	1,480		1,483,874
4.92% (SOFR+0.76%), 09/15/28 (a)	13,500		13,505,324
4.97% (SOFR Compound Index+0.78%), 06/04/27 (a)	3,653		3,671,513
5.14% (SOFR Compound Index+1.08%), 08/01/29 (a)	7,050		7,127,129
5.15% (SOFR+0.89%), 02/14/29 (a)	9,400		9,418,467
5.19% (SOFR+1.00%), 09/08/28 (a)	12,925		12,992,341
Canadian Imperial Bank of Commerce
4.82% (SOFR+0.72%), 01/13/28 (a)	3,650		3,654,538
4.99% (SOFR+0.80%), 09/08/28 (a)	14,250		14,269,537
5.06% (SOFR+0.94%), 06/28/27 (a)	4,541		4,575,596
5.10% (SOFR Compound Index+0.93%), 09/11/27 (a)	4,550		4,564,908

See Notes to Financial Statements

82

	Par (000’s	)	Value
Canada (continued)
5.15% (SOFR+1.03%), 03/30/29 (a)	$9,400		$9,457,191
5.33% (SOFR+1.22%), 10/02/26 (a)	1,750		1,764,177
Federation des Caisses Desjardins du Quebec 144A 4.71% (SOFR+0.63%), 01/27/27 (a)	3,075		3,082,023
National Bank of Canada
5.02% (SOFR Compound Index+0.90%), 03/25/27 (a)	1,950		1,952,806
5.14% (SOFR Compound Index+1.03%), 07/02/27 (a)	2,975		2,983,787
Royal Bank of Canada
4.52% (SOFR Compound Index+0.46%), 08/03/26 †(a)	6,050		6,065,562
4.65% (SOFR Compound Index+0.59%), 11/02/26 (a)	1,775		1,779,993
4.80% (SOFR Compound Index+0.71%), 01/21/27 (a)	1,500		1,505,870
4.81% (SOFR Compound Index+0.72%), 10/18/27 (a)	5,500		5,518,293
4.87% (SOFR Compound Index+0.79%), 07/23/27 (a)	5,925		5,937,950
4.91% (SOFR Compound Index+0.83%), 01/24/29 (a)	14,197		14,222,001
4.94% (SOFR Compound Index+0.82%), 03/27/28 (a)	4,925		4,943,268
4.95% (SOFR Compound Index+0.86%), 10/18/28 (a)	10,740		10,773,259
5.04% (SOFR Compound Index+0.95%), 01/19/27 (a)	2,500		2,516,961
5.17% (SOFR Compound Index+1.08%), 07/20/26 (a)	1,750		1,761,785
5.17% (SOFR Compound Index+0.88%), 08/06/29 (a)	11,000		11,030,451
5.19% (SOFR Compound Index+1.13%), 05/02/31 (a)	9,550		9,589,549
5.33% (SOFR Compound Index+1.03%), 02/04/31 (a)	7,050		7,073,354
Toronto-Dominion Bank
4.76% (SOFR+0.59%), 09/10/26 (a)	1,600		1,604,662
	Par (000’s	)	Value
Canada (continued)
4.76% (SOFR+0.62%), 12/17/26 (a)	$2,775		$2,784,416
4.84% (SOFR+0.73%), 04/05/27 (a)	4,629		4,647,997
4.85% (SOFR+0.75%), 10/13/28 (a)	7,500		7,511,615
4.88% (SOFR+0.82%), 01/31/28 (a)	6,675		6,703,203
5.12% (SOFR+0.91%), 06/02/28 (a)	1,200		1,206,029
5.17% (SOFR+1.08%), 07/17/26 (a)	2,301		2,315,119
5.17% (SOFR+1.03%), 12/17/29 (a)	8,700		8,769,641
			245,929,014
Finland: 0.9%
Nordea Bank Abp 144A
4.84% (SOFR+0.70%), 03/17/28 (a)	3,450		3,470,272
4.87% (SOFR+0.74%), 03/19/27 (a)	2,460		2,472,693
5.05% (SOFR+0.83%), 08/28/30 (a)	9,100		9,124,151
5.19% (SOFR+1.02%), 09/10/29 (a)	7,230		7,323,116
			22,390,232
France: 3.9%
Banque Federative du Credit Mutuel SA 144A
5.08% (SOFR+0.99%), 10/16/28 (a)	14,050		14,118,355
5.21% (SOFR+1.13%), 01/23/27 (a)	1,475		1,485,067
5.31% (SOFR Compound Index+1.23%), 01/22/30 (a)	8,214		8,284,695
5.33% (SOFR Compound Index+1.07%), 02/16/28 (a)	4,230		4,260,228
5.50% (SOFR Compound Index+1.40%), 07/13/26 (a)	1,725		1,737,117
BNP Paribas SA 144A 5.71% (SOFR+1.43%), 05/09/29 (a)	9,375		9,457,564
BPCE SA 144A 6.07% (SOFR Compound Index+1.98%), 10/19/27 (a)	2,700		2,730,308
Credit Agricole SA 144A
5.04% (SOFR+0.87%), 03/11/27 (a)	2,925		2,937,180
5.23% (SOFR+1.13%), 01/09/29 (a)	11,725		11,773,059
5.38% (SOFR+1.21%), 09/11/28 (a)	11,725		11,797,206
5.40% (SOFR+1.29%), 07/05/26 (a)	2,440		2,453,964
Societe Generale SA 144A

See Notes to Financial Statements

83

VANECK IG FLOATING RATE ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

	Par (000’s	)	Value
France (continued)
5.35% (SOFR+1.10%), 02/19/27 (a)	$2,550		$2,557,883
5.51% (SOFR+1.41%), 04/13/29 (a)	12,175		12,253,514
5.66% (SOFR+1.42%), 05/22/29 (a)	10,200		10,257,585
5.75% (SOFR+1.66%), 01/19/28 (a)	3,275		3,302,864
			99,406,589
Japan: 8.0%
Mitsubishi Corp. 144A 4.92% (SOFR+0.70%), 09/09/28 (a)	9,500		9,517,085
Mitsubishi UFJ Financial Group, Inc.
5.31% (SOFR+1.13%), 09/12/31 †(a)	23,250		23,345,125
5.57% (SOFR+1.48%), 04/24/31 (a)	11,900		12,115,154
Mizuho Financial Group, Inc.
5.36% (SOFR+1.25%), 07/08/31 (a)	17,550		17,698,848
5.37% (SOFR+1.08%), 05/13/31 (a)	7,049		7,067,485
Nomura Holdings, Inc. 5.37% (SOFR+1.25%), 07/02/27 (a)	4,400		4,436,557
NTT Finance Corp. 144A
5.18% (SOFR+1.08%), 07/16/28 (a)	11,750		11,875,325
5.41% (SOFR+1.31%), 07/16/30 (a)	11,750		11,970,184
Sumitomo Mitsui Financial Group, Inc.
4.98% (SOFR+0.88%), 01/14/27 (a)	2,445		2,458,414
5.15% (SOFR+1.05%), 04/15/30 (a)	18,725		18,796,897
5.28% (SOFR+1.17%), 07/09/29 (a)	11,700		11,825,286
5.30% (SOFR+1.19%), 07/08/31 (a)	21,125		21,271,695
5.40% (SOFR+1.30%), 07/13/26 (a)	1,951		1,964,763
Sumitomo Mitsui Trust Bank Ltd. 144A
4.94% (SOFR+0.75%), 09/11/28 (a)	17,200		17,243,764
5.16% (SOFR+0.99%), 03/13/30 (a)	23,450		23,742,642
5.17% (SOFR+0.98%), 09/10/27 (a)	6,779		6,849,010
5.32% (SOFR+1.15%), 09/14/26 (a)	2,450		2,466,440
			204,644,674
Netherlands: 2.4%
ABN AMRO Bank NV 144A
	Par (000’s	)	Value
Netherlands (continued)
4.86% (SOFR Compound Index+0.75%), 07/07/28 (a)	$17,550		$17,588,157
5.20% (SOFR Compound Index+1.00%), 12/03/28 (a)	11,725		11,765,242
5.92% (SOFR Compound Index+1.78%), 09/18/27 (a)	4,249		4,292,680
ING Groep NV
5.13% (SOFR Compound Index+1.01%), 04/01/27 (a)	1,940		1,944,688
5.13% (SOFR Compound Index+1.01%), 03/25/29 (a)	17,550		17,611,914
5.73% (SOFR Compound Index+1.56%), 09/11/27 (a)	4,250		4,284,582
Siemens Funding BV 144A 4.87% (SOFR+0.64%), 05/26/28 (a)	4,350		4,358,539
			61,845,802
New Zealand: 0.4%
ASB Bank Ltd. 144A 4.97% (SOFR+0.90%), 10/29/30 (a)	7,250		7,306,871
Bank of New Zealand 144A 4.89% (SOFR+0.81%), 01/27/27 (a)	2,075		2,083,188
			9,390,059
Norway: 0.3%
DNB Bank ASA 144A 5.36% (SOFR+1.06%), 11/05/30 (a)	8,340		8,432,689
Singapore: 1.4%
DBS Group Holdings Ltd. 144A
4.74% (SOFR+0.60%), 03/21/28 (a)	8,475		8,512,586
4.79% (SOFR+0.65%), 03/21/30 (a)	11,750		11,808,365
Pepsico Singapore Financing I Pte Ltd. 4.82% (SOFR Compound Index+0.56%), 02/16/27 (a)	1,544		1,547,594
United Overseas Bank Ltd. 144A
4.70% (SOFR Compound Index+0.58%), 04/02/28 (a)	7,625		7,652,701
4.77% (SOFR Compound Index+0.65%), 04/02/30 (a)	7,075		7,109,619
			36,630,865
South Korea: 1.6%
KEB Hana Bank 144A

See Notes to Financial Statements

84

	Par (000’s	)	Value
South Korea (continued)
4.69% (SOFR+0.60%), 10/21/28 (a)	$7,000		$7,023,926
Korea Gas Corp. 144A 4.76% (SOFR+0.65%), 07/10/28 (a)	7,150		7,174,118
Korea National Oil Corp. 144A
4.89% (SOFR+0.77%), 03/31/28 (a)	3,400		3,413,897
4.95% (SOFR+0.83%), 04/03/27 (a)	1,490		1,496,952
5.02% (SOFR+0.90%), 09/30/27 (a)	2,525		2,543,446
5.36% (SOFR+1.08%), 11/14/26 (a)	2,420		2,445,095
LG Energy Solution Ltd. 144A 5.82% (SOFR+1.70%), 04/02/30 (a)	7,200		7,345,008
NongHyup Bank 144A
4.77% (SOFR+0.68%), 01/21/29 (a)	7,025		7,044,008
4.89% (SOFR+0.80%), 07/22/27 (a)	2,550		2,563,583
			41,050,033
Spain: 0.8%
Banco Santander SA
5.22% (SOFR+1.12%), 07/15/28 (a)	17,625		17,728,794
5.55% (SOFR+1.38%), 03/14/28 (a)	3,400		3,426,087
			21,154,881
Sweden: 1.3%
Skandinaviska Enskilda Banken AB 144A
4.96% (SOFR+0.75%), 06/02/28 (a)	4,200		4,219,995
5.08% (SOFR+0.89%), 03/05/27 (a)	1,725		1,737,534
5.26% (SOFR+1.06%), 09/03/30 (a)	7,000		7,013,467
Svenska Handelsbanken AB 144A
4.88% (SOFR+0.66%), 05/28/27 (a)	3,400		3,414,671
4.97% (SOFR+0.74%), 05/23/28 (a)	4,200		4,226,100
5.41% (SOFR+1.25%), 06/15/26 (a)	2,450		2,466,447
Swedbank AB 144A
5.27% (SOFR+1.03%), 11/20/29 (a)	8,375		8,475,467
5.54% (SOFR Compound Index+1.38%), 06/15/26 (a)	1,950		1,962,528
			33,516,209
Switzerland: 0.9%
UBS Group AG 144A 4.97% (SOFR+0.84%), 12/23/29 (a)	16,450		16,440,715
	Par (000’s	)	Value
Switzerland (continued)
5.19% (SOFR+1.06%), 09/23/31 (a)	$7,075		$7,071,234
			23,511,949
United Kingdom: 10.6%
Barclays PLC
5.36% (SOFR+1.08%), 11/11/29 (a)	11,750		11,792,523
5.65% (SOFR+1.49%), 03/12/28 (a)	4,175		4,219,462
6.04% (SOFR+1.88%), 09/13/27 (a)	2,570		2,597,906
GlaxoSmithKline Capital PLC 4.66% (SOFR+0.50%), 03/12/27 (a)	3,075		3,091,993
HSBC Holdings PLC
5.25% (SOFR+1.03%), 03/03/29 (a)	17,625		17,705,041
5.30% (SOFR+1.04%), 11/19/28 (a)	11,750		11,810,187
5.51% (SOFR+1.29%), 03/03/31 (a)	17,600		17,738,666
5.55% (SOFR+1.29%), 11/19/30 (a)	11,775		11,876,561
5.85% (SOFR+1.57%), 08/14/27 (a)	5,949		5,995,796
5.86% (SOFR+1.57%), 05/13/31 (a)	29,100		29,655,397
Lloyds Banking Group PLC
5.23% (SOFR Compound Index+1.06%), 06/13/29 (a)	11,725		11,761,153
5.30% (SOFR Compound Index+1.06%), 11/26/28 (a)	17,550		17,631,331
5.70% (SOFR Compound Index+1.58%), 01/05/28 (a)	2,550		2,576,531
5.86% (SOFR Compound Index+1.56%), 08/07/27 (a)	4,250		4,284,482
Nationwide Building Society 144A
5.13% (SOFR+1.01%), 09/30/30 (a)	7,000		7,009,895
5.17% (SOFR+1.07%), 07/14/29 (a)	7,025		7,041,109
5.55% (SOFR+1.29%), 02/16/28 (a)	2,550		2,568,646
NatWest Group PLC
5.34% (SOFR+1.10%), 05/23/29 (a)	6,450		6,475,553
5.48% (SOFR+1.25%), 03/01/28 (a)	2,545		2,561,933
5.58% (SOFR+1.30%), 11/15/28 (a)	11,725		11,849,875
NatWest Markets PLC 144A
4.88% (SOFR+0.76%), 09/29/26 (a)	1,450		1,456,163

See Notes to Financial Statements

85

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SCHEDULE OF INVESTMENTS

(unaudited) (continued)

	Par (000’s	)	Value
United Kingdom (continued)
5.08% (SOFR+0.95%), 03/21/28 (a)	$4,250		$4,273,405
5.16% (SOFR+0.90%), 05/17/27 (a)	2,450		2,462,629
5.32% (SOFR+1.19%), 03/21/30 (a)	8,350		8,435,752
5.40% (SOFR+1.14%), 05/17/29 (a)	9,625		9,720,874
Rio Tinto Finance USA PLC 5.00% (SOFR Compound Index+0.84%), 03/14/28 (a)	4,410		4,455,413
Santander UK Group Holdings PLC 5.20% (SOFR Compound Index+1.07%), 09/22/29 (a)	9,500		9,505,898
Standard Chartered PLC 144A
5.33% (SOFR+1.24%), 01/21/29 (a)	11,725		11,805,789
5.43% (SOFR+1.17%), 05/14/28 †(a)	4,213		4,238,957
5.95% (SOFR+1.68%), 05/13/31 (a)	17,550		17,949,031
6.04% (SOFR+1.93%), 07/06/27 (a)	4,250		4,290,535
6.31% (SOFR+2.03%), 02/08/28 (a)	3,401		3,456,432
			272,294,918
United States: 46.5%
American Express Co.
4.83% (SOFR+0.75%), 04/23/27 (a)	1,500		1,502,468
4.90% (SOFR+0.81%), 07/20/29 (a)	17,550		17,578,314
4.95% (SOFR Compound Index+0.65%), 11/04/26 (a)	2,430		2,440,158
5.01% (SOFR+0.93%), 07/26/28 †(a)	11,716		11,811,253
5.05% (SOFR Compound Index+0.97%), 07/28/27 (a)	2,550		2,560,761
5.09% (SOFR+1.02%), 01/30/31 (a)	6,975		6,996,101
5.26% (SOFR Compound Index+1.00%), 02/16/28 (a)	2,550		2,561,294
5.34% (SOFR+1.26%), 04/25/29 (a)	9,375		9,493,924
American Honda Finance Corp.
4.79% (SOFR+0.55%), 05/21/26 (a)	1,000		1,001,104
4.80% (SOFR+0.62%), 12/11/26 (a)	3,000		3,004,342
4.80% (SOFR+0.72%), 10/22/27 (a)	2,825		2,828,609
	Par (000’s	)	Value
United States (continued)
4.81% (SOFR+0.71%), 07/09/27 (a)	$2,650		$2,653,583
4.83% (SOFR+0.55%), 05/11/26 (a)	1,000		1,000,654
4.83% (SOFR Compound Index+0.72%), 10/05/26 (a)	2,000		2,005,152
4.85% (SOFR+0.75%), 01/15/27 (a)	1,100		1,102,256
4.93% (SOFR+0.77%), 03/12/27 (a)	2,613		2,618,311
4.97% (SOFR+0.87%), 07/09/27 (a)	2,750		2,764,205
5.00% (SOFR+0.73%), 08/13/27 (a)	3,500		3,507,934
5.02% (SOFR+0.82%), 03/03/28 (a)	10,350		10,364,951
5.10% (SOFR+0.90%), 09/01/28 (a)	7,000		7,023,149
Athene Global Funding 144A
4.84% (SOFR Compound Index+0.75%), 07/16/26 (a)	350		350,775
4.94% (SOFR Compound Index+0.83%), 01/07/27 (a)	1,975		1,981,943
5.13% (SOFR Compound Index+0.85%), 05/08/26 (a)	500		501,215
5.14% (SOFR Compound Index+0.95%), 03/06/28 (a)	2,750		2,754,495
5.14% (SOFR Compound Index+1.00%), 09/18/28 (a)	9,250		9,258,699
5.25% (SOFR Compound Index+1.03%), 08/27/26 (a)	2,000		2,009,440
5.33% (SOFR Compound Index+1.21%), 03/25/27 (a)	3,650		3,677,696
Bank of America Corp.
4.91% (SOFR+0.83%), 01/24/29 (a)	17,550		17,591,088
5.05% (SOFR+0.97%), 07/22/27 (a)	3,397		3,409,601
5.06% (Term SOFR USD 3 Month+1.02%), 09/15/26 (a)	1,545		1,550,423
5.09% (SOFR+1.01%), 01/24/31 (a)	11,700		11,715,481
5.35% (SOFR+1.05%), 02/04/28 (a)	4,230		4,258,310
5.39% (SOFR+1.11%), 05/09/29 (a)	17,500		17,634,258
5.49% (SOFR+1.35%), 09/15/27 (a)	4,250		4,280,931
Bank of America NA 5.28% (SOFR+1.02%), 08/18/26 (a)	2,925		2,941,213

See Notes to Financial Statements

86

	Par (000’s	)	Value
United States (continued)
Bank of New York Mellon Corp.
4.80% (SOFR Compound Index+0.71%), 04/20/27 (a)	$2,450		$2,453,875
4.86% (SOFR Compound Index+0.68%), 06/09/28 (a)	4,250		4,252,629
4.92% (SOFR Compound Index+0.83%), 07/21/28 (a)	7,025		7,046,430
BMW US Capital LLC 144A
4.91% (SOFR Compound Index+0.78%), 03/19/27 (a)	3,175		3,186,755
4.99% (SOFR+0.71%), 08/11/27 (a)	4,000		4,014,807
5.05% (SOFR Compound Index+0.92%), 03/21/28 (a)	5,925		5,957,653
5.07% (SOFR Compound Index+0.80%), 08/13/26 (a)	3,650		3,662,989
5.19% (SOFR Compound Index+0.92%), 08/13/27 (a)	2,550		2,564,103
Cargill, Inc. 144A 4.89% (SOFR+0.61%), 02/11/28 (a)	2,700		2,706,821
Caterpillar Financial Services Corp.
4.49% (SOFR+0.38%), 01/07/27 (a)	1,775		1,777,127
4.64% (SOFR+0.53%), 07/07/27 (a)	2,000		2,009,031
4.72% (SOFR+0.52%), 03/03/28 (a)	4,400		4,407,001
4.78% (SOFR+0.69%), 10/16/26 (a)	2,450		2,461,908
4.78% (SOFR+0.52%), 05/14/27 (a)	2,500		2,507,267
4.82% (SOFR+0.56%), 11/15/27 (a)	4,700		4,715,095
4.90% (SOFR+0.64%), 08/15/28 (a)	14,500		14,574,627
Charles Schwab Corp.
4.79% (SOFR Compound Index+0.52%), 05/13/26 (a)	1,500		1,500,483
5.25% (SOFR Compound Index+1.05%), 03/03/27 (a)	2,450		2,468,625
Chevron USA, Inc.
4.59% (SOFR Compound Index+0.36%), 02/26/27 (a)	3,775		3,783,734
4.70% (SOFR Compound Index+0.47%), 02/26/28 (a)	4,250		4,263,517
	Par (000’s	)	Value
United States (continued)
4.84% (SOFR+0.57%), 08/13/28 (a)	$14,000		$14,058,242
5.12% (SOFR+0.82%), 10/15/30 (a)	9,300		9,309,723
Citibank NA
4.96% (SOFR+0.71%), 11/19/27 (a)	6,789		6,803,716
4.99% (SOFR+0.71%), 08/06/26 (a)	4,847		4,859,771
4.99% (SOFR+0.78%), 05/29/27 (a)	10,575		10,653,479
5.25% (SOFR Compound Index+1.06%), 12/04/26 (a)	2,450		2,467,732
5.32% (SOFR+1.12%), 05/29/30 (a)	10,450		10,606,840
Citigroup, Inc.
4.95% (SOFR+0.77%), 06/09/27 (a)	3,398		3,402,366
5.01% (Term SOFR USD 3 Month+0.81%), 08/25/36 (a)	12,300		11,105,572
5.06% (SOFR+0.87%), 03/04/29 (a)	17,550		17,560,038
5.42% (SOFR+1.14%), 05/07/28 (a)	5,925		5,964,799
5.52% (SOFR+1.28%), 02/24/28 (a)	4,250		4,290,559
5.74% (SOFR+1.46%), 05/07/31 (a)	7,545		7,669,573
Consolidated Edison Co. of New York, Inc. 4.78% (SOFR Compound Index+0.52%), 11/18/27 (a)	3,125		3,127,578
Cooperatieve Rabobank UA
4.68% (SOFR+0.59%), 10/17/28 (a)	11,700		11,714,956
4.69% (SOFR+0.60%), 01/21/28 (a)	2,600		2,604,168
4.81% (SOFR+0.59%), 05/27/27 (a)	2,750		2,760,912
4.84% (SOFR Compound Index+0.62%), 08/28/26 (a)	3,725		3,735,140
4.90% (SOFR Compound Index+0.71%), 03/05/27 (a)	2,990		3,006,473
4.98% (SOFR Compound Index+0.89%), 10/17/29 (a)	12,965		13,057,616
5.01% (SOFR Compound Index+0.90%), 10/05/26 (a)	1,500		1,508,023
Corebridge Global Funding 144A
4.86% (SOFR+0.75%), 01/07/28 (a)	2,550		2,550,208

See Notes to Financial Statements

87

VANECK IG FLOATING RATE ETF

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(unaudited) (continued)

	Par (000’s	)	Value
United States (continued)
5.42% (SOFR+1.30%), 09/25/26 (a)	$1,950		$1,964,072
Daimler Truck Finance North America LLC 144A
4.94% (SOFR+0.84%), 01/13/28 (a)	2,550		2,553,022
5.09% (SOFR+0.96%), 09/25/27 (a)	2,968		2,980,271
Deutsche Bank AG
5.31% (SOFR+1.21%), 01/10/29 (a)	11,700		11,746,789
5.48% (SOFR+1.22%), 11/16/27 (a)	2,550		2,561,492
Deutsche Bank AG/New York NY 5.60% (SOFR+1.30%), 08/04/31 (a)	7,050		7,063,356
Eli Lilly & Co. 4.72% (SOFR+0.53%), 10/15/28 (a)	17,625		17,696,369
Equitable America Global Funding 144A 4.87% (SOFR+0.71%), 09/15/27 (a)	2,500		2,502,830
F&G Global Funding 144A 5.51% (SOFR+1.32%), 09/08/28 (a)	7,150		7,205,181
Fifth Third Bank NA 4.89% (SOFR+0.81%), 01/28/28 (a)	2,700		2,703,103
Ford Motor Credit Co. LLC
5.75% (SOFR+1.45%), 11/05/26 (a)	1,950		1,949,140
6.16% (SOFR+2.03%), 03/20/28 (a)	2,975		2,982,681
General Electric Co. 4.96% (Term SOFR USD 3 Month+0.64%), 05/05/26 (a)	3,550		3,557,471
General Motors Financial Co., Inc.
5.15% (SOFR Compound Index+1.05%), 07/15/27 (a)	3,390		3,397,207
5.27% (SOFR+1.04%), 02/26/27 (a)	1,462		1,463,615
5.28% (SOFR Compound Index+1.17%), 04/04/28 (a)	2,550		2,549,082
5.40% (SOFR+1.29%), 01/07/30 (a)	7,025		7,026,417
5.63% (SOFR Compound Index+1.35%), 05/08/27 (a)	1,725		1,734,265
Georgia Power Co. 4.44% (SOFR Compound Index+0.28%), 09/15/26 (a)	2,075		2,075,999
Glencore Funding LLC 144A
	Par (000’s	)	Value
United States (continued)
4.86% (SOFR Compound Index+0.75%), 10/01/26 (a)	$2,400		$2,404,055
5.17% (SOFR Compound Index+1.06%), 04/04/27 (a)	1,706		1,715,270
Goldman Sachs Bank USA
4.91% (SOFR+0.77%), 03/18/27 (a)	3,650		3,656,410
4.99% (SOFR+0.75%), 05/21/27 (a)	7,200		7,214,480
Goldman Sachs Group, Inc.
4.97% (SOFR+0.79%), 12/09/26 (a)	1,469		1,470,066
4.99% (SOFR+0.81%), 03/09/27 (a)	1,966		1,968,631
4.99% (SOFR+0.82%), 09/10/27 (a)	2,550		2,555,804
5.01% (SOFR+0.92%), 10/21/27 (a)	2,551		2,560,386
5.01% (SOFR+0.92%), 10/21/29 (a)	11,700		11,711,466
5.16% (SOFR+1.08%), 01/28/31 (a)	9,375		9,389,021
5.17% (SOFR+1.08%), 10/21/31 (a)	11,750		11,744,136
5.36% (SOFR+1.12%), 02/24/28 (a)	2,979		2,998,631
5.37% (SOFR+1.29%), 04/23/28 (a)	4,242		4,278,064
5.87% (Term SOFR USD 3 Month+2.01%), 10/28/27 (a)	8,479		8,584,091
6.01% (SOFR+1.85%), 03/15/28 (a)	2,550		2,587,427
Hartford Financial Services Group, Inc. 144A 6.60% (Term SOFR USD 3 Month+2.39%), 02/12/47 (a)	11,900		11,217,419
HCA, Inc. 5.08% (SOFR+0.87%), 03/01/28 (a)	2,700		2,719,032
Hewlett Packard Enterprise Co. 5.12% (SOFR+0.96%), 09/15/28 (a)	7,200		7,224,179
HSBC USA, Inc.
5.15% (SOFR+0.96%), 03/04/27 (a)	2,445		2,459,809
5.17% (SOFR+0.97%), 06/03/28 (a)	3,000		3,022,344
Huntington National Bank 4.82% (SOFR+0.72%), 04/12/28 (a)	4,375		4,374,322
Hyundai Capital America 144A 5.03% (SOFR+0.92%), 01/07/28 (a)	3,200		3,202,403

See Notes to Financial Statements

88

	Par (000’s	)	Value
United States (continued)
5.11% (SOFR+0.99%), 03/25/27 (a)	$4,050		$4,060,795
5.15% (SOFR+1.03%), 09/24/27 (a)	4,550		4,574,505
5.16% (SOFR+1.04%), 06/24/27 (a)	6,912		6,936,641
5.17% (SOFR+1.04%), 03/19/27 (a)	3,650		3,660,091
5.21% (SOFR+1.07%), 09/18/28 (a)	3,300		3,318,237
5.25% (SOFR+1.12%), 06/23/27 (a)	2,000		2,010,632
5.44% (SOFR+1.30%), 09/18/30 (a)	7,000		7,050,000
5.47% (SOFR+1.35%), 03/27/30 (a)	11,825		11,930,562
5.61% (SOFR+1.50%), 01/08/27 (a)	1,675		1,691,212
Jackson National Life Global Funding 144A
5.07% (SOFR+0.89%), 06/09/27 (a)	3,325		3,336,084
5.11% (SOFR+0.95%), 09/12/28 (a)	11,700		11,774,942
John Deere Capital Corp.
4.52% (SOFR+0.40%), 01/05/27 (a)	2,800		2,806,620
4.70% (SOFR+0.60%), 04/19/27 (a)	1,600		1,605,538
4.70% (SOFR+0.50%), 03/06/28 (a)	4,550		4,557,309
4.77% (SOFR+0.58%), 09/11/28 (a)	7,250		7,280,326
4.78% (SOFR+0.68%), 07/15/27 (a)	3,625		3,659,401
4.79% (SOFR+0.60%), 06/11/27 (a)	3,175		3,188,432
4.99% (SOFR+0.79%), 06/08/26 (a)	1,512		1,516,986
JPMorgan Chase & Co.
4.88% (SOFR+0.80%), 01/24/29 (a)	17,553		17,587,866
4.89% (SOFR+0.77%), 09/22/27 (a)	4,255		4,268,901
4.94% (SOFR+0.86%), 10/22/28 (a)	11,701		11,759,376
4.97% (SOFR+0.89%), 04/22/27 (a)	2,450		2,456,809
5.00% (SOFR+0.92%), 04/22/28 (a)	6,358		6,393,107
5.01% (SOFR+0.93%), 07/22/28 (a)	17,544		17,649,223
5.28% (SOFR+1.20%), 01/23/28 (a)	4,237		4,277,131
5.42% (SOFR+1.18%), 02/24/28 (a)	6,348		6,397,780
5.47% (Term SOFR USD 3 Month+1.26%), 05/15/47 (a)	8,225		7,297,004
	Par (000’s	)	Value
United States (continued)
JPMorgan Chase Bank NA 5.19% (SOFR+1.00%), 12/08/26 (a)	$4,850		$4,885,773
Keurig Dr Pepper, Inc.
4.84% (SOFR+0.58%), 11/15/26 (a)	2,475		2,475,390
5.04% (SOFR Compound Index+0.88%), 03/15/27 (a)	1,751		1,754,210
Marsh & McLennan Cos, Inc. 4.98% (SOFR Compound Index+0.70%), 11/08/27 (a)	2,700		2,713,339
MassMutual Global Funding II 144A
4.74% (SOFR+0.68%), 08/01/28 (a)	7,000		7,021,115
4.84% (SOFR+0.77%), 01/29/27 (a)	1,475		1,483,273
4.84% (SOFR+0.74%), 04/09/27 (a)	1,745		1,752,191
5.08% (SOFR+0.98%), 07/10/26 (a)	2,450		2,462,597
Mastercard, Inc. 4.60% (SOFR Compound Index+0.44%), 03/15/28 (a)	2,725		2,728,478
Mercedes-Benz Finance North America LLC 144A
4.71% (SOFR+0.63%), 07/31/26 (a)	3,900		3,906,211
4.89% (SOFR+0.78%), 04/01/27 (a)	2,700		2,712,538
5.05% (SOFR+0.93%), 03/31/28 (a)	3,750		3,764,230
5.11% (SOFR+0.85%), 11/15/27 (a)	4,825		4,859,395
Merck & Co., Inc. 4.64% (SOFR+0.46%), 09/15/27 †(a)	4,250		4,275,804
Metropolitan Life Global Funding I 144A
4.87% (SOFR Compound Index+0.70%), 06/11/27 (a)	2,975		2,991,809
4.93% (SOFR+0.70%), 08/25/28 (a)	9,375		9,395,294
Morgan Stanley
5.11% (SOFR+1.02%), 04/13/28 (a)	8,500		8,546,393
5.47% (SOFR+1.38%), 04/12/29 (a)	11,925		12,097,140
Morgan Stanley Bank NA
4.78% (SOFR+0.69%), 10/15/27 (a)	8,475		8,505,434
5.00% (SOFR+0.90%), 01/12/29 (a)	12,039		12,074,466
5.03% (SOFR+0.94%), 07/14/28 (a)	23,400		23,548,210

See Notes to Financial Statements

89

VANECK IG FLOATING RATE ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

	Par (000’s	)	Value
United States (continued)
5.08% (SOFR+0.86%), 05/26/28 (a)	$15,000		$15,055,150
5.17% (SOFR+1.08%), 01/14/28 (a)	3,825		3,850,072
5.24% (SOFR+1.17%), 10/30/26 (a)	1,725		1,737,244
Morgan Stanley Private Bank NA 4.87% (SOFR+0.77%), 07/06/28 (a)	22,475		22,532,293
National Rural Utilities Cooperative Finance Corp.
4.97% (SOFR+0.82%), 09/16/27 (a)	2,550		2,564,137
5.10% (SOFR+0.80%), 02/05/27 (a)	1,475		1,483,448
National Securities Clearing Corp. 144A 4.81% (SOFR+0.57%), 05/20/27 (a)	2,050		2,056,668
New York Life Global Funding 144A
4.66% (SOFR+0.48%), 06/09/26 (a)	1,800		1,803,697
4.71% (SOFR+0.41%), 02/05/27 (a)	2,650		2,649,242
4.72% (SOFR+0.55%), 06/11/27 (a)	5,600		5,606,954
4.74% (SOFR+0.66%), 07/25/28 (a)	8,350		8,402,678
4.78% (SOFR+0.67%), 04/02/27 (a)	3,400		3,415,474
4.80% (SOFR+0.58%), 08/28/26 (a)	1,550		1,552,849
4.96% (SOFR+0.88%), 04/25/28 (a)	3,500		3,527,583
NextEra Energy Capital Holdings, Inc. 5.10% (SOFR Compound Index+0.80%), 02/04/28 (a)	4,400		4,432,701
Northwestern Mutual Global Funding 144A 4.89% (SOFR+0.66%), 08/25/28 (a)	7,200		7,227,620
Oracle Corp. 4.82% (SOFR+0.76%), 08/03/28 (a)	11,850		11,912,483
Pacific Life Global Funding II 144A
4.68% (SOFR+0.60%), 01/27/28 (a)	3,100		3,104,182
4.71% (SOFR+0.58%), 12/20/27 (a)	2,650		2,655,163
4.78% (SOFR+0.48%), 02/04/27 (a)	3,925		3,929,937
4.81% (SOFR+0.62%), 06/04/26 (a)	1,501		1,504,096
	Par (000’s	)	Value
United States (continued)
4.85% (SOFR+0.75%), 07/10/28 (a)	$7,400		$7,436,911
5.13% (SOFR Compound Index+1.05%), 07/28/26 (a)	1,541		1,549,676
5.15% (SOFR+0.85%), 02/05/27 (a)	3,675		3,694,194
PayPal Holdings, Inc. 4.86% (SOFR+0.67%), 03/06/28 (a)	3,975		3,988,769
Philip Morris International, Inc. 4.90% (SOFR+0.83%), 04/28/28 (a)	3,525		3,550,457
Pinnacle West Capital Corp. 4.99% (SOFR+0.82%), 06/10/26 (a)	1,871		1,875,648
PNC Bank NA
4.60% (SOFR+0.50%), 01/15/27 (a)	2,450		2,451,096
4.81% (SOFR+0.73%), 07/21/28 (a)	7,050		7,052,777
Principal Life Global Funding II 144A 5.07% (SOFR+0.81%), 08/18/28 (a)	7,150		7,154,817
Protective Life Global Funding 144A
4.58% (SOFR+0.50%), 07/22/26 (a)	1,775		1,776,411
5.02% (SOFR+0.85%), 09/11/28 (a)	11,750		11,787,178
Public Storage Operating Co. 4.79% (SOFR Compound Index+0.70%), 04/16/27 (a)	3,500		3,511,612
Roche Holdings, Inc. 144A 5.01% (SOFR+0.74%), 11/13/26 (a)	1,625		1,633,172
Sammons Financial Group Global Funding 144A 5.06% (SOFR+0.85%), 09/02/27 (a)	3,500		3,519,517
Santander Holdings USA, Inc. 5.74% (SOFR+1.61%), 03/20/29 (a)	9,525		9,659,154
Standard Chartered Bank 4.75% (SOFR+0.65%), 10/08/26 (a)	1,475		1,478,637
State Street Bank & Trust Co. 4.69% (SOFR+0.46%), 11/25/26 (a)	1,475		1,480,789
State Street Corp.
4.72% (SOFR+0.64%), 10/22/27 (a)	2,550		2,557,715
4.91% (SOFR+0.84%), 08/03/26 (a)	1,475		1,480,203
5.03% (SOFR+0.95%), 04/24/28 (a)	2,550		2,562,220

See Notes to Financial Statements

90

	Par (000’s	)	Value
United States (continued)
Stellantis Financial Services US Corp. 144A 5.85% (SOFR+1.69%), 09/15/28 (a)	$7,100		$7,130,964
Toyota Motor Credit Corp.
4.57% (SOFR+0.47%), 01/08/27 (a)	2,000		2,002,028
4.71% (SOFR+0.45%), 05/15/26 (a)	3,000		3,002,310
4.78% (SOFR+0.65%), 03/19/27 (a)	2,200		2,209,355
4.91% (SOFR+0.72%), 09/05/28 (a)	11,250		11,335,864
4.97% (SOFR+0.71%), 05/14/27 (a)	2,583		2,596,146
5.06% (SOFR+0.77%), 08/07/26 (a)	3,650		3,665,010
5.15% (SOFR Compound Index+0.89%), 05/18/26 (a)	489		490,700
Truist Bank 4.85% (SOFR+0.77%), 07/24/28 (a)	11,850		11,866,178
UnitedHealth Group, Inc. 4.60% (SOFR+0.50%), 07/15/26 (a)	2,594		2,596,625
US Bank NA
4.77% (SOFR+0.69%), 10/22/27 (a)	4,250		4,262,071
5.17% (SOFR+0.91%), 05/15/28 (a)	4,250		4,275,562
Volkswagen Group of America Finance LLC 144A
5.18% (SOFR+1.06%), 03/25/27 (a)	1,475		1,479,082
5.32% (SOFR+1.06%), 08/14/26 (a)	1,950		1,957,923
	Par (000’s	)	Value
United States (continued)
Walmart, Inc. 4.51% (SOFR Compound Index+0.43%), 04/28/27 (a)	$3,750		$3,764,046
Wells Fargo & Co.
4.67% (Term SOFR USD 3 Month+0.76%), 01/15/27 (a)	1,450		1,439,308
4.86% (SOFR+0.78%), 01/24/28 (a)	5,900		5,916,637
5.04% (SOFR+0.88%), 09/15/29 (a)	11,000		11,015,011
5.15% (SOFR+1.07%), 04/22/28 (a)	14,450		14,550,451
5.45% (SOFR+1.37%), 04/23/29 (a)	11,750		11,915,844
Wells Fargo Bank NA
5.24% (SOFR+1.07%), 12/11/26 (a)	2,496		2,522,394
5.35% (SOFR+1.06%), 08/07/26 (a)	2,000		2,011,863
			1,196,844,656
Total Floating Rate Notes (Cost: $2,535,922,089)			2,544,513,087

	Number of Shares
SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES ON LOAN: 0.1%
Money Market Fund: 0.1% (Cost: $2,916,621)
State Street Navigator Securities Lending Government Money Market Portfolio 4.06%(x)	2,916,621		2,916,621
Total Investments: 99.1% (Cost: $2,538,838,710)			2,547,429,708
Other assets less liabilities: 0.9%			23,508,955
NET ASSETS: 100.0%			$2,570,938,663

Definitions:

SOFR	Secured Overnight Financing Rate
USD	United States Dollar

Footnotes:

(a)	Variable rate security — the rate shown is as of 10/31/25
(x)	Rate shown is the 1-day yield as of 10/31/25.
†	Security fully or partially on loan. Total market value of securities on loan is $6,328,987.

144A	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted. These securities have an aggregate value of $991,303,327, or 38.6% of net assets.

See Notes to Financial Statements

91

VANECK IG FLOATING RATE ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

The summary of inputs used to value the Fund’s investments as of October 31, 2025 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Floating Rate Notes *	$—	$2,544,513,087	$—	$2,544,513,087
Money Market Fund	2,916,621	—	—	2,916,621
Total Investments	$2,916,621	$2,544,513,087	$—	$2,547,429,708

*	See Schedule of Investments for geographic sectors.

See Notes to Financial Statements

92

VANECK INTERMEDIATE MUNI ETF

SCHEDULE OF INVESTMENTS

October 31, 2025 (unaudited)

	Par (000’s	)	Value
MUNICIPAL BONDS: 98.7%
Alabama: 2.7%
Alabama Public School and College Authority, Series A (RB)
4.00%, 11/01/36 (c)	$2,000		$2,061,773
5.00%, 11/01/31 (c)	525		585,745
5.00%, 11/01/34 (c)	2,015		2,226,648
Auburn University, Alabama, Series B (RB)
5.00%, 06/01/35	1,000		1,179,379
5.00%, 06/01/36 (c)	1,000		1,167,641
Black Belt Energy Gas District, Series A (RB)
4.00%, 06/01/51 (c) (p)	5,065		5,235,650
5.25%, 05/01/56 (c) (p)	1,500		1,563,835
Black Belt Energy Gas District, Series B (RB)
5.00%, 10/01/35 (c)	1,000		1,042,180
5.00%, 10/01/55 (c) (p)	1,000		1,086,431
Black Belt Energy Gas District, Series D (RB) 5.00%, 12/01/55 (c) (p)	2,000		2,171,283
Black Belt Energy Gas District, Series E (RB) 5.00%, 12/01/55 (c) (p)	1,000		1,083,769
Board of Trustees of the University of Alabama, Series B (RB) 3.00%, 07/01/33 (c)	860		846,993
County of Jefferson, Alabama Sewer Warrants (RB)
5.00%, 10/01/37 (c)	1,000		1,103,010
5.00%, 10/01/38 (c)	2,000		2,189,142
5.25%, 10/01/40 (c)	1,000		1,094,974
Energy Southeast, A Cooperative District Energy Supply, Series A (RB) 5.00%, 11/01/35 (c)	1,000		1,077,658
Energy Southeast, A Cooperative District Energy Supply, Series B (RB) 5.00%, 09/01/33 (c)	1,000		1,040,010
Lower Alabama Gas District Gas Project, Series A (RB) 5.00%, 12/01/33 (c)	1,500		1,596,791
Lower Alabama Gas District, Series A (RB) 5.00%, 09/01/34	2,500		2,719,176
Southeast Alabama Gas Supply District, Project No. 1, Series A (RB) 5.00%, 08/01/54 (c) (p)	1,000		1,079,506
Southeast Alabama Gas Supply District, Series B (RB) 5.00%, 06/01/49 (c) (p)	2,000		2,167,524
	Par (000’s	)	Value
Alabama (continued)
Southeast Energy Authority, A Cooperative District Energy Supply, Series B (RB) 5.00%, 09/01/35 (c)	$4,500		$4,989,333
Southeast Energy Authority, A Cooperative District Energy Supply, Series C (RB) 5.00%, 10/01/55 (c) (p)	2,000		2,173,510
Southeast Energy Authority, Cooperative District Commodity Supply, Project No.2, Series B (RB) 4.00%, 12/01/51 (c) (p)	3,000		3,089,429
Southeast Energy Authority, Cooperative District Energy Supply, Series A (RB) 5.00%, 11/01/35 (c)	2,000		2,134,304
Southeast Energy Authority, Cooperative District Energy Supply, Series B (RB) 5.25%, 03/01/55 (c) (p)	1,000		1,077,680
Southeast Energy Authority, Cooperative District Gas Supply, Series F (RB) 5.25%, 11/01/55 (c) (p)	4,000		4,443,179
Southeast Energy Authority, Series A (RB) 5.00%, 01/01/56 (c) (p)	1,000		1,071,353
The Black Belt Energy Gas District, Series D (RB) 5.00%, 03/01/55 (c) (p)	1,000		1,085,153
University of Alabama, Board of Trustee, Series A (RB) 4.00%, 07/01/35 (c)	820		841,790
			55,224,849
Alaska: 0.0%
Alaska Housing Finance Corp., Series B (RB) 2.15%, 06/01/36 (c)	1,040		879,982
Arizona: 1.2%
Arizona Industrial Development Authority, Point 320 LLC, Series A (RB) 3.62%, 05/20/33	1,573		1,583,824
City of Mesa AZ Utility System Revenue (RB) (AG) 5.00%, 07/01/41 (c)	1,000		1,101,189
City of Mesa, Arizona Utility System (RB) (AG) 5.00%, 07/01/40 (c)	1,500		1,669,257
City of Phoenix Civic Improvement Corp., Junior Lien Water System (RB) 5.00%, 07/01/40 (c)	1,895		2,090,177

See Notes to Financial Statements

93

VANECK INTERMEDIATE MUNI ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

	Par (000’s	)	Value
Arizona (continued)
City of Phoenix Civic Improvement Corp., Rental Car Facility Charge, Series A (RB)
5.00%, 07/01/32 (c)	$1,000		$1,072,339
5.00%, 07/01/34 (c)	1,275		1,358,739
City of Phoenix Civic Improvement Corp., Senior Lien Airport, Series D (RB) 5.00%, 07/01/33 (c)	550		569,783
Maricopa County, Arizona Pollution Control, Southern California Edison Company, Series A (RB) 2.40%, 06/01/35 (c)	2,350		2,002,011
Maricopa County, Arizona Pollution Control, Southern California Edison Company, Series B (RB) 2.40%, 06/01/35 (c)	1,500		1,277,880
Maricopa County, Industrial Development Authority, Banner Health, Series A (RB)
4.00%, 01/01/38 (c)	1,000		1,000,867
4.00%, 01/01/41 (c)	2,000		1,930,239
5.00%, 01/01/38 (c)	605		617,528
Salt River Project Agricultural Improvement and Power District, Series A (RB)
5.00%, 01/01/32	500		571,321
5.00%, 01/01/32 (c)	2,380		2,501,364
Salt Verde Financial Corp. (RB) 5.00%, 12/01/37	4,600		5,038,519
			24,385,037
Arkansas: 0.1%
City of Fort Worth, Water and Sewer Construction (RB) 5.00%, 10/01/34 (c)	1,000		1,044,353
California: 17.6%
Anaheim Housing and Public Improvements Authority, Electric Utility Distribution Improvements, Series A (RB) 5.00%, 10/01/35 (c)	1,000		1,042,017
Bay Area Toll Authority, Series S-7 (RB)
3.25%, 04/01/36 (c)	1,270		1,268,204
4.00%, 04/01/33 (c)	2,905		2,957,346
California Community Choice Financing Authority, Clean Energy Project, Series A (RB) 5.00%, 01/01/56 (c) (p)	1,000		1,072,994
California Community Choice Financing Authority, Clean Energy Project, Series B-1 (RB) 4.00%, 02/01/52 (c) (p)	3,500		3,577,084
	Par (000’s	)	Value
California (continued)
California Community Choice Financing Authority, Clean Energy Project, Series C (RB)
5.00%, 08/01/55 (c) (p)	$10,345		$11,105,058
5.00%, 12/01/55 (c) (p)	1,000		1,072,016
5.25%, 01/01/54 (c) (p)	5,065		5,434,337
California Community Choice Financing Authority, Clean Energy Project, Series D (RB)
5.00%, 02/01/55 (c) (p)	3,000		3,283,399
5.00%, 10/01/55 (c) (p)	2,000		2,135,217
California Community Choice Financing Authority, Clean Energy Project, Series E (RB)
5.00%, 02/01/55 (c) (p)	3,000		3,253,697
5.00%, 10/01/56 (c) (p)	5,000		5,510,297
California Community Choice Financing Authority, Clean Energy Project, Series F (RB)
5.00%, 11/01/33 (c)	1,000		1,094,183
5.00%, 02/01/55 (c) (p)	9,000		9,844,303
California Community Choice Financing Authority, Clean Energy Project, Series G (RB) 5.00%, 11/01/55 (c) (p)	3,000		3,206,482
California Community Choice Financing Authority, Clean Energy Project, Series H (RB) 5.00%, 01/01/56 (c) (p)	7,500		8,370,254
California Health Facilities Financing Authority, Adventist Health System, Series A (RB)
3.00%, 03/01/39 (c)	1,000		852,089
5.25%, 12/01/40 (c)	1,250		1,360,027
California Health Facilities Financing Authority, Cedars- Sinai Medical Center, Series B (RB) 3.00%, 08/15/34 (c)	400		394,215
California Health Facilities Financing Authority, CommonSpirit Health, Series A (RB)
4.00%, 04/01/37 (c)	1,060		1,076,019
4.00%, 04/01/38 (c)	500		505,878
California Health Facilities Financing Authority, Providence St. Joseph Health, Series A (RB) 3.00%, 10/01/41 (c)	680		571,935
California Health Facilities Financing Authority, Series A (RB) 5.00%, 12/01/35 (c)	1,000		1,132,927
California Health Facilities Financing Authority, Stanford Health Care, Series A (RB) 5.00%, 11/15/31 (c)	750		789,049

See Notes to Financial Statements

94

	Par (000’s	)	Value
California (continued)
California Health Facilities Financing Authority, Sutter Health, Series A (RB) 5.00%, 11/15/35 (c)	$1,575		$1,640,092
California Health Facilities Financing Authority, Sutter Health, Series B (RB) 4.00%, 11/15/41 (c)	1,000		996,860
California Housing Finance Agency (RB) 3.75%, 03/25/35	5,987		6,062,571
California Municipal Finance Authority (RB) 4.33%, 11/20/40	2,000		2,016,332
California Municipal Finance Authority, Community Medical Centers, Series A (RB) 4.00%, 02/01/42 (c)	1,165		1,106,343
California State Public Works Board (RB)
5.00%, 11/01/40 (c)	1,500		1,718,812
5.00%, 11/01/41 (c)	2,000		2,261,561
5.00%, 11/01/42 (c)	1,000		1,117,958
California State Public Works Board, Department of Corrections and Rehabilitation, Series D (RB)
3.00%, 09/01/31 (c)	500		500,896
3.00%, 09/01/32 (c)	360		360,374
California State Public Works Board, May Lee State Office Complex, Series A (RB) 5.00%, 04/01/41 (c)	1,750		1,947,648
California State Public Works Board, New Natural Resources Headquarters, Series C (RB) 5.00%, 11/01/40 (c)	2,650		2,896,846
California State Public Works Board, Various Capital Projects, Series A (RB) 5.00%, 08/01/35 (c)	2,000		2,241,247
California State Public Works Board, Various Capital Projects, Series B (RB)
5.00%, 12/01/34 (c)	2,000		2,302,053
5.00%, 12/01/35 (c)	1,845		2,109,385
California State Public Works Board, Various Capital Projects, Series C (RB)
4.00%, 11/01/31 (c)	1,000		1,010,215
5.00%, 08/01/34 (c)	1,000		1,126,568
5.00%, 09/01/35 (c)	2,835		3,337,385
5.00%, 09/01/36 (c)	3,000		3,499,063
California State University, Series A (RB)
5.00%, 11/01/31 (c)	1,510		1,528,661
5.00%, 11/01/31 (c)	2,015		2,015,000
5.00%, 11/01/31 (c)	20		20,027
	Par (000’s	)	Value
California (continued)
California Statewide Communities Development Authority, Front Porch Communities and Services, Series A (RB) 3.00%, 04/01/37 (c)	$1,000		$916,737
Central Valley Energy Authority (RB) 5.00%, 12/01/55 (c) (p)	2,000		2,214,001
City and County of San Francisco, Moscone Convention Center Expansion Project, Series B (CP) 4.00%, 04/01/36 (c)	2,000		2,000,892
City of Los Angeles Department of Airports, Series A (RB) 5.00%, 05/15/35	1,000		1,218,326
City of Los Angeles, Department of Airports, Los Angeles International Airport, Series B (RB)
4.00%, 05/15/36 (c)	1,000		1,039,058
5.00%, 05/15/37 (c)	1,400		1,553,406
City of Los Angeles, Department of Water and Power, Series A (RB)
5.00%, 07/01/37 (c)	1,150		1,285,472
5.00%, 07/01/38 (c)	1,900		2,122,347
County of Los Angeles, Long Beach Unified School District, Series D-1 (GO) 0.00%, 08/01/39 (c) ^	1,250		695,644
County of Santa Clara, Series C (GO) 5.00%, 08/01/33 (c)	525		547,973
Department of Water and Power, City of Los Angeles, Series A (RB) 5.00%, 07/01/38 (c)	445		494,274
Eastern Municipal Water District, Financing Authority, Water and Wastewater, Series B (RB) (BAM) 4.00%, 07/01/35 (c)	1,150		1,155,228
El Camino, California Community College District, Series A (GO) 4.00%, 08/01/41 (c)	1,735		1,737,548
Fontana Redevelopment Agency Successor Agency, Series A (TA) 5.00%, 10/01/32 (c)	760		793,141
Fremont Union High School District (GO) 4.00%, 08/01/40 (c)	2,350		2,350,167
Kern High School District, Series C (GO) (AG)
2.00%, 08/01/31 (c)	1,600		1,490,582
2.00%, 08/01/32 (c)	3,000		2,738,917

See Notes to Financial Statements

95

VANECK INTERMEDIATE MUNI ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

	Par (000’s	)	Value
California (continued)
Los Angeles California, Department of Airports of The City of Los Angeles, Series D (RB) 5.00%, 05/15/41 (c)	$2,000		$2,270,597
Los Angeles Community College District, Series J (GO) 4.00%, 08/01/33 (c)	750		764,635
Los Angeles Community College District, Series L (GO) 5.00%, 08/01/36 (c)	1,000		1,149,912
Los Angeles County Metropolitan Transportation Authority, Sales Tax, Series A (RB)
4.00%, 06/01/35 (c)	1,000		1,052,668
4.00%, 06/01/36 (c)	1,045		1,090,949
4.00%, 06/01/38 (c)	1,460		1,523,769
4.00%, 06/01/39 (c)	1,000		1,034,768
5.00%, 06/01/35 (c)	1,000		1,104,443
5.00%, 07/01/36 (c)	900		1,018,312
5.00%, 07/01/37 (c)	1,060		1,191,305
5.00%, 07/01/38 (c)	1,880		2,097,640
Los Angeles County Public Works Financing Authority, Lakma Bulding for Permanent Collection Project, Series A (RB) 4.00%, 12/01/38 (c)	1,500		1,531,518
Los Angeles County, Public Works Financing Authority, Series H (RB) 5.25%, 12/01/41 (c)	3,000		3,442,493
Los Angeles Department of International Airport, Series B (RB) 4.00%, 05/15/39 (c)	1,900		1,938,944
Los Angeles Department of Water & Power (RB)
5.00%, 07/01/36 (c)	2,000		2,306,956
5.00%, 07/01/40 (c)	2,000		2,227,404
5.00%, 07/01/42 (c)	2,000		2,179,851
Los Angeles Department of Water & Power (RB) (BAM)
5.00%, 07/01/35 (c)	500		580,568
5.00%, 07/01/36 (c)	500		575,457
5.00%, 07/01/40 (c)	325		361,677
Los Angeles Department of Water and Power, Series A (RB) 5.00%, 07/01/40 (c)	2,000		2,142,597
Los Angeles Department of Water and Power, Series B (RB) 5.00%, 07/01/40 (c)	1,380		1,493,812
Los Angeles Department of Water and Power, Series C (RB) 5.00%, 07/01/34 (c)	1,125		1,227,555
	Par (000’s	)	Value
California (continued)
5.00%, 07/01/36 (c)	$1,500		$1,621,056
Los Angeles Department of Water and Power, Series D (RB)
5.00%, 07/01/38 (c)	2,000		2,082,292
5.00%, 07/01/39 (c)	1,000		1,092,028
Los Angeles Municipal Improvement Corp., Series B (RB) 4.00%, 11/01/35 (c)	2,000		2,008,568
Los Angeles Unified School District, AD Valorem Property Tax, Series C (GO)
4.00%, 07/01/37 (c)	2,000		2,059,962
4.00%, 07/01/38 (c)	1,605		1,645,525
Los Angeles Unified School District, AD Valorem Property Tax, Series RYRR (GO)
4.00%, 07/01/37 (c)	1,500		1,558,060
5.00%, 07/01/35 (c)	1,300		1,491,115
Los Angeles Unified School District, Series A (GO) 4.00%, 07/01/33 (c)	1,580		1,644,529
Los Angeles Unified School District, Series C (GO)
3.00%, 07/01/35 (c)	1,880		1,855,557
4.00%, 07/01/36 (c)	2,000		2,074,417
Los Angeles Unified School District, Series QRR (GO) 5.00%, 07/01/41 (c)	2,250		2,549,873
Los Angeles Unified School District, Series RYQ (GO) 4.00%, 07/01/37 (c)	1,000		1,029,981
Miracosta Community College District, Series A (GO) 4.00%, 08/01/42 (c)	530		531,821
Mount Diablo Unified School District, Series B (GO) 4.00%, 08/01/35 (c)	1,000		1,056,318
Mountain House Public Financing Authority, California Utility System, Series B (RB) (BAM) 4.00%, 12/01/40 (c)	500		507,647
MSR Energy Authority, California Gas, Series B (RB)
6.50%, 11/01/39	2,225		2,797,493
7.00%, 11/01/34	2,220		2,727,339
Oakland Unified School District, Series A (GO) (BAM) 4.00%, 08/01/39 (c)	1,055		1,074,419
Orange County, Local Transportation Authority Sales Tax (RB) 4.00%, 02/15/38 (c)	1,500		1,526,776
Palo Alto Unified School District (GO) 3.25%, 08/01/42 (c)	1,000		911,997

See Notes to Financial Statements

96

	Par (000’s	)	Value
California (continued)
Palomar Health, Series B (GO) 4.00%, 08/01/35 (c)	$1,000		$903,611
Public Utilities Commission of the City and County of San Francisco, Wastewater Revenue, Series B (RB) 4.00%, 10/01/39 (c)	1,000		999,921
Regents of the University of California Medical Center Pooled, Series L (RB) 5.00%, 05/15/33 (c)	650		657,830
Riverside County Transportation Commission, Series A (RB) 4.00%, 06/01/41 (c)	1,425		1,395,548
Riverside County Transportation Commission, Series B (RB)
4.00%, 06/01/38 (c)	2,375		2,402,208
5.00%, 06/01/37 (c)	560		584,914
San Diego Association of Governments South Bay Expressway Toll, Series A (RB) 5.00%, 07/01/42 (c)	610		623,681
San Diego County Regional Airport Authority, Series A (RB) 5.00%, 07/01/34 (c)	535		580,436
San Diego County Regional Airport Authority, Series B (RB) 5.00%, 07/01/34 (c)	2,075		2,296,597
San Francisco City & County, Airport Commission, San Francisco International Airport, Series B (RB) 4.00%, 05/01/37 (c)	1,010		1,040,547
San Francisco City & County, Public Utilities Commission Wastewater, Series A (RB) 5.00%, 10/01/36 (c)	1,000		1,149,945
San Francisco County Transportation Authority (RB) 3.00%, 02/01/34 (c)	500		494,027
San Francisco Unified School District, Series B (GO) 4.00%, 06/15/34 (c)	2,000		2,044,829
San Jacinto County, Transportation Authority, Limited Tax (RB) 4.00%, 03/01/41 (c)	1,000		1,001,988
San Joaquin Valley Clean Energy Authority, Series A (RB) 5.50%, 01/01/56 (c) (p)	1,000		1,157,006
San Joquin Hills Transportation Corridor Agency, Series A (RB) 4.00%, 01/15/34 (c)	1,000		1,047,420
	Par (000’s	)	Value
California (continued)
San Jose Evergreen Community College District, Series B (GO) 3.00%, 09/01/41 (c)	$825		$734,733
Santa Clara County Financing Authority, Capital Facilities, Series A (RB) 5.00%, 05/01/34 (c)	750		853,180
Santa Clara County Financing Authority, Multiple Facilities Projects, Series Q (RB)
3.00%, 05/15/35 (c)	1,000		976,307
4.00%, 05/15/32 (c)	1,510		1,510,962
Santa Clara County, Mountain View, Los Altos Union High School, Series A (GO) 3.35%, 08/01/36 (c)	1,520		1,522,089
Santa Clara Unified School District (GO)
3.00%, 07/01/34 (c)	395		395,262
3.00%, 07/01/34 (c)	2,000		2,001,325
3.00%, 07/01/35 (c)	1,535		1,531,517
Santa Monica-Malibu Unified School District, Series C (GO)
5.00%, 08/01/39 (c)	1,000		1,108,604
5.00%, 08/01/40 (c)	1,000		1,100,013
State of California, Department of Water Resources, Central Valley Project, Series AX (RB) 5.00%, 12/01/31 (c)	915		964,944
State of California, Various Purpose (GO)
3.00%, 10/01/33 (c)	2,000		2,009,837
3.12%, 04/01/35 (c)	1,575		1,578,954
4.00%, 09/01/32 (c)	1,815		1,830,267
4.00%, 08/01/33 (c)	700		704,197
4.00%, 10/01/33 (c)	1,795		1,917,709
4.00%, 09/01/34 (c)	1,500		1,508,450
4.00%, 10/01/34 (c)	2,000		2,126,128
4.00%, 11/01/34 (c)	2,895		3,063,403
4.00%, 11/01/35 (c)	1,285		1,350,434
4.00%, 03/01/36 (c)	9,300		9,679,797
4.00%, 03/01/37 (c)	5,020		5,197,000
4.00%, 09/01/37 (c)	2,000		2,119,242
4.00%, 11/01/38 (c)	2,000		2,065,464
4.00%, 10/01/39 (c)	2,300		2,361,844
5.00%, 10/01/31	4,000		4,574,958
5.00%, 10/01/31 (c)	5,050		5,541,516
5.00%, 11/01/31 (c)	2,645		2,779,207
5.00%, 04/01/32 (c)	2,500		2,710,777
5.00%, 04/01/32	4,270		4,923,282
5.00%, 11/01/34 (c)	1,610		1,788,639
5.00%, 03/01/35 (c)	2,285		2,506,423
5.00%, 04/01/35 (c)	3,500		3,769,287
5.00%, 09/01/35 (c)	2,250		2,574,068
5.00%, 03/01/36 (c)	1,000		1,185,218
5.00%, 04/01/36 (c)	3,000		3,218,691
5.00%, 08/01/36 (c)	3,000		3,512,541
5.00%, 08/01/36 (c)	3,245		3,438,839

See Notes to Financial Statements

97

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(unaudited) (continued)

	Par (000’s	)	Value
California (continued)
5.00%, 09/01/36 (c)	$2,000		$2,308,154
5.00%, 09/01/36 (c)	1,500		1,744,245
5.00%, 10/01/36 (c)	2,000		2,292,012
5.00%, 12/01/36 (c)	2,000		2,204,564
5.00%, 08/01/37 (c)	4,000		4,644,700
5.00%, 08/01/39 (c)	1,250		1,430,520
5.00%, 10/01/39 (c)	2,615		2,937,893
5.00%, 08/01/42 (c)	1,000		1,121,612
State of California, Various Purpose (GO) (AG) 5.25%, 08/01/32	5,750		6,665,310
State of California, Various Purpose (GO) (SAW) 5.00%, 12/01/34 (c)	1,000		1,011,660
The Regents of the University of California, Series BV (RB)
5.00%, 05/15/38 (c)	2,000		2,303,174
5.00%, 05/15/40 (c)	1,000		1,131,416
The Regents of the University of California, Series BW (RB) 5.00%, 05/15/40 (c)	1,000		1,131,416
University of California, Series BE (RB) 5.00%, 05/15/36 (c)	1,500		1,646,919
University of California, Series BM (RB) 5.00%, 05/15/35 (c)	1,000		1,167,584
University of California, Series BN (RB)
5.00%, 05/15/35 (c)	2,000		2,335,167
5.00%, 05/15/36 (c)	1,000		1,156,542
5.00%, 05/15/37 (c)	1,000		1,146,615
5.00%, 05/15/41 (c)	1,000		1,108,927
University of California, Series BQ (RB) 5.00%, 05/15/35 (c)	1,000		1,167,584
University of California, Series M (RB) 5.00%, 05/15/42 (c)	1,950		1,994,311
University of California, Series O (RB) 5.00%, 05/15/36 (c)	1,170		1,236,625
University of California, Series Q (RB) 4.00%, 05/15/39 (c)	2,500		2,571,649
			362,807,455
Colorado: 2.5%
Adams & Arapahoe Counties Joint School District 28J Aurora (GO) (SAW)
5.50%, 12/01/33	500		607,061
5.50%, 12/01/34	1,200		1,472,592
5.50%, 12/01/35	2,000		2,473,801
5.50%, 12/01/36 (c)	2,350		2,879,828
Boulder Valley School District No. Re-2 Boulder (GO) (SAW) 5.00%, 12/01/41 (c)	500		500,103
	Par (000’s	)	Value
Colorado (continued)
Cherry Creek, Colarado School District No. 5, Arapahoe County (GO) (SAW) 5.25%, 12/15/41 (c)	$1,000		$1,133,740
City and County of Denver, Series A-2 (RB) 0.00%, 08/01/36 (c) ^	1,200		769,974
Colorado Health Facilities Authority (RB)
4.00%, 08/01/38 (c)	2,350		2,352,317
5.00%, 11/15/57 (c) (p)	1,465		1,666,080
Colorado Health Facilities Authority, Advenhealth, Series A (RB) 4.00%, 11/15/38 (c)	2,000		2,024,598
Colorado Health Facilities Authority, Commonspirit Health, Series A (RB)
5.00%, 12/01/34	2,000		2,278,957
5.00%, 12/01/39 (c)	1,000		1,086,363
Colorado Health Facilities Authority, Sanford, Series A (RB) 4.00%, 11/01/39 (c)	2,000		1,985,155
Denver City and County School District No. 1 (GO) (SAW)
3.00%, 12/01/36 (c)	1,430		1,366,909
5.00%, 12/01/39 (c)	1,000		1,077,893
Denver City and County School, Board of Water Commissioners, Series A (RB) 3.00%, 12/15/37 (c)	1,000		928,922
Park Creek Metropolitan District (RB) (AG)
5.00%, 12/01/40 (c)	1,500		1,619,679
5.00%, 12/01/41 (c)	1,400		1,499,418
5.00%, 12/01/42 (c)	2,000		2,123,936
Pueblo City, Schools District No. 60 (GO) (SAW)
3.00%, 12/15/37 (c)	500		463,338
5.00%, 12/15/34 (c)	1,010		1,091,686
5.00%, 12/15/38 (c)	1,625		1,724,782
Regional Transportation District, Denver Transit Partners Eagle P3 Project, Series A (RB) 4.00%, 07/15/39	1,500		1,480,278
Regional Transportation District, Fastracks Project, Series A (RB) 5.00%, 11/01/36 (c)	1,820		1,850,112
Regional Transportation District, Fastracks Project, Series B (RB)
2.00%, 11/01/41 (c)	850		625,937
5.00%, 11/01/33 (c)	530		551,997
5.00%, 11/01/34 (c)	1,995		2,073,859

See Notes to Financial Statements

98

	Par (000’s	)	Value
Colorado (continued)
School District No. 1, County of Denver, State of Colorado, Series A (GO) (SAW) 5.25%, 12/01/40 (c)	$1,000		$1,147,146
Southern Ute Indian Tribe of the Southern Ute Reservation of Colorado (GO) 5.00%, 04/01/35	2,000		2,189,896
State of Colorado, Series A (CP)
4.00%, 12/15/36 (c)	1,315		1,339,654
4.00%, 12/15/40 (c)	250		252,947
5.00%, 12/15/34 (c)	1,000		1,118,714
The Regents of the University of Colorado, Series A (RB) 5.00%, 06/01/36 (c)	2,000		2,342,557
University of Colorado, Series A-2 (RB)
3.00%, 06/01/33 (c)	330		328,787
3.00%, 06/01/33 (c)	470		470,007
Weld County School District No. 6 (GO) (SAW) 5.00%, 12/01/36 (c)	2,165		2,321,031
			51,220,054
Connecticut: 2.4%
City of Hartford, Connecticut, State Contract Assistance (RB)
5.00%, 07/15/32	1,500		1,718,632
5.00%, 07/15/33	1,000		1,158,131
City of New Haven, Connecticut (GO) (AG) 5.00%, 08/01/33	2,000		2,291,851
Connecticut Housing Finance Authority Housing Mortgage Finance Program, Series A (RB) 4.40%, 11/15/38 (c)	1,530		1,574,166
Connecticut Housing Finance Authority Housing Mortgage Finance Program, Series A-1 (RB) (SAW) 1.70%, 05/15/34 (c)	1,290		1,083,633
Connecticut Housing Finance Authority Housing Mortgage Finance Program, Series D-1 (RB) 3.20%, 11/15/32 (c)	260		259,637
Connecticut State Health & Educational Facilities Authority (RB) 5.00%, 07/01/64 (p)	7,500		8,544,057
Connecticut State Health and Educational Facilities Authority, Nuvance Health Issue, Series A (RB) 5.00%, 07/01/32 (c)	1,700		1,790,911
State of Connecticut Health and Educational Facilities Authority, Series U (RB) 5.00%, 07/01/33	2,000		2,337,885
	Par (000’s	)	Value
Connecticut (continued)
State of Connecticut Special Tax, Series A-2 (RB) 5.00%, 07/01/42 (c)	$1,000		$1,100,624
State of Connecticut, Series A (GO)
3.00%, 01/15/32 (c)	2,200		2,215,979
3.00%, 01/15/34 (c)	1,000		995,519
3.00%, 01/15/35 (c)	2,500		2,463,698
3.00%, 01/15/36 (c)	1,000		975,732
4.00%, 04/15/36 (c)	250		253,938
4.00%, 01/15/37 (c)	2,000		2,059,040
5.00%, 03/15/35	500		589,558
5.00%, 03/15/36 (c)	1,000		1,168,373
5.00%, 01/15/37 (c)	1,000		1,142,251
5.00%, 03/15/41 (c)	1,110		1,236,167
State of Connecticut, Series B (GO)
3.00%, 01/15/40 (c)	2,220		1,983,720
5.00%, 12/01/34	1,500		1,766,065
5.00%, 01/15/37 (c)	1,505		1,719,088
State of Connecticut, Series C (GO) 4.00%, 06/01/34 (c)	1,950		2,045,569
State of Connecticut, Series E (GO) 5.00%, 11/15/32	1,000		1,152,592
State of Connecticut, Series F (GO)
5.00%, 11/15/31 (c)	1,550		1,551,401
5.00%, 11/15/32 (c)	1,525		1,526,378
State of Connecticut, Special Tax, Series A (RB)
5.00%, 09/01/32 (c)	475		483,906
5.00%, 05/01/35 (c)	1,500		1,663,222
State of Connecticut, Special Tax, Transportation Infrastructure Purposes, Series A (RB) 5.00%, 05/01/33 (c)	1,025		1,149,366
			50,001,089
Delaware: 0.2%
Delaware Health Facilities Authority, Bayhealth Medical Center Project, Series A (RB) 4.00%, 07/01/40 (c)	1,000		994,383
State of Delaware (GO) 2.00%, 02/01/35 (c)	1,000		869,388
State of Delaware, Series A (GO)
2.00%, 01/01/36 (c)	650		555,364
4.00%, 05/01/41 (c)	1,000		1,026,130
4.00%, 05/01/42 (c)	500		508,314
5.00%, 05/01/36 (c)	1,000		1,146,663
			5,100,242
District of Columbia: 1.8%
District of Columbia (RB) 5.00%, 04/01/60 (c) (p)	1,000		1,130,177

See Notes to Financial Statements

99

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(unaudited) (continued)

	Par (000’s	)	Value
District of Columbia (continued)
District of Columbia Income Tax Revenue (RB)
5.00%, 06/01/32	$1,700		$1,946,532
5.00%, 06/01/33	1,000		1,160,280
5.00%, 06/01/34	1,000		1,171,985
5.00%, 06/01/36 (c)	2,000		2,331,655
5.00%, 06/01/40 (c)	1,000		1,118,055
District of Columbia, Federal Highway Grant Anticipation (RB) (SAW) 5.00%, 12/01/34 (c)	2,250		2,430,815
District of Columbia, Income Tax, Series A (RB)
4.00%, 03/01/40 (c)	2,000		2,016,254
5.00%, 06/01/35	1,500		1,769,069
5.00%, 07/01/36 (c)	2,000		2,235,332
District of Columbia, Series A (GO)
5.00%, 06/01/33 (c)	580		601,033
5.00%, 06/01/34 (c)	1,000		1,035,012
5.00%, 06/01/35 (c)	750		788,815
5.00%, 01/01/37 (c)	1,000		1,119,588
District of Columbia, Series A (RB)
3.00%, 03/01/41 (c)	2,000		1,765,433
5.00%, 03/01/36 (c)	1,000		1,074,915
District of Columbia, Series C (RB) 5.00%, 05/01/36 (c)	1,000		1,084,575
District of Columbia, Water and Sewer Authority, Series A (RB) 5.00%, 10/01/40 (c)	1,000		1,114,290
Washington Metropolitan Area Transit Authority, Series A (RB)
4.00%, 07/15/34 (c)	4,000		4,217,334
5.00%, 07/15/37 (c)	1,400		1,507,718
5.00%, 07/15/37 (c)	2,000		2,183,766
Washington Metropolitan Area Transit Authority, Series A-2 (RB)
5.00%, 07/01/33 (c)	550		568,241
5.00%, 07/01/34 (c)	810		835,747
Washington Metropolitan Area Transit Authority, Series B (RB) 5.00%, 07/01/37 (c)	1,140		1,169,972
			36,376,593
Florida: 2.4%
Broward County, Florida Tourist Development, Convention Center Expansion Project (RB) 4.00%, 09/01/36 (c)	2,000		2,079,046
Central Florida Expressway Authority (RB) (BAM)
3.00%, 07/01/34 (c)	520		511,614
4.00%, 07/01/41 (c)	845		847,166
	Par (000’s	)	Value
Florida (continued)
Central Florida Expressway Authority, Series A (RB) (BAM) 5.00%, 07/01/38 (c)	$2,000		$2,056,764
Central Florida Expressway Authority, Series B (RB) 4.00%, 07/01/39 (c)	2,000		2,001,319
City of Gainesville, Utilities System, Series A (RB) 5.00%, 10/01/34 (c)	1,045		1,086,338
City of Jacksonville, Series A (RB) 5.00%, 10/01/32 (c)	1,095		1,188,548
City of Orlando, Senior Tourist Development Tax, Series A (RB) (AG)
5.00%, 11/01/31 (c)	2,000		2,080,033
5.00%, 11/01/37 (c)	560		576,285
City of Tampa Florida, H. Lee Moffitt Cancer Center Project, Series B (RB) 4.00%, 07/01/38 (c)	1,000		989,962
County of Miami-Dade (RB)
0.00%, 10/01/31 (c) ^	565		457,072
0.00%, 10/01/32 (c) ^	400		310,602
5.00%, 10/01/34 (c)	2,005		2,039,722
County of Miami-Dade, Building Better Communities Program, Series A (GO) 5.00%, 07/01/34 (c)	555		560,276
County of Miami-Dade, Building Better Communities Program, Series A (GO) (SAW) 4.00%, 07/01/36 (c)	1,600		1,658,824
County of Miami-Dade, Expressway Authority Toll System, Series A (RB) 5.00%, 07/01/39 (c)	2,000		1,999,876
County of Miami-Dade, Florida Aviation, Series A (RB) 4.00%, 10/01/39 (c)	1,500		1,502,579
County of Miami-Dade, Florida Transit System (RB) 4.00%, 07/01/34 (c)	865		871,115
County of Miami-Dade, Water and Sewer System (RB) 5.00%, 10/01/32 (c)	3,500		3,915,049
County of Miami-Dade, Water and Sewer System, Series B (RB) 3.00%, 10/01/34 (c)	370		363,863
Florida Development Finance Corp., Lakeland Regional Health Systems (RB) 4.00%, 11/15/35 (c)	2,000		2,038,410
Florida Housing Finance Corp., Homeowner Mortgage (RB) 2.10%, 07/01/35 (c)	950		811,462

See Notes to Financial Statements

100

	Par (000’s	)	Value
Florida (continued)
JEA Electric System, Series A (RB) (AG) 5.00%, 10/01/33	$1,000		$1,160,067
JEA Electric System, Series B (RB) 5.00%, 10/01/32 (c)	885		919,600
JEA Water & Sewer System Revenue (RB) 5.00%, 10/01/39 (c)	750		836,306
Lee County, Industrial Development Authority, Health System, Inc., Series A-1 (RB) 5.00%, 04/01/34 (c)	605		637,320
Leon County, City of Tallahassee, Blueprint Intergovernmental Agency (RB) 5.00%, 10/01/38 (c)	1,000		1,101,977
Miami-Dade County, Building Better Communities Program, Series D (GO) 5.00%, 07/01/41 (c)	2,000		2,006,125
Miami-Dade County, Florida Water and Sewer System, Series B (RB) 5.00%, 10/01/40 (c)	500		555,899
Mid-Bay Bridge Authority (RB) (AG)
5.00%, 10/01/34	1,000		1,145,436
5.00%, 10/01/35	1,250		1,428,658
Orange County Health Facilities Authority, Orlando Health Obligated Group, Series A (RB) 5.00%, 10/01/40 (c)	1,000		1,104,527
Orange County, Health Facilities Authority, Series A (RB)
5.00%, 10/01/36 (c)	1,325		1,343,058
5.00%, 10/01/39 (c)	1,000		1,010,616
Orlando Utilities Commission, Series B (RB) 5.00%, 10/01/39 (c)	750		844,607
Reedy Creek Improvement District, Series A (GO) 5.00%, 06/01/35 (c)	1,000		1,010,053
South Miami Health Facilities Authority, Baptist Health (RB) 5.00%, 08/15/32 (c)	800		828,708
State of Florida Board of Governors, Florida State University Athletics Association, Series A (RB) (BAM) 5.00%, 10/01/40 (c)	2,000		2,201,227
	Par (000’s	)	Value
Florida (continued)
State of Florida, Department of Transportation Financing Corp. (RB)
3.00%, 07/01/31 (c)	$1,000		$999,368
3.00%, 07/01/35 (c)	1,000		961,497
			50,040,974
Georgia: 2.3%
City of Atlanta, Airport Passenger Facility Charge, Series C (RB)
5.00%, 07/01/35 (c)	800		856,003
5.00%, 07/01/38 (c)	2,275		2,406,549
City of Atlanta, Water and Wastewater (RB) 5.00%, 11/01/32 (c)	1,000		1,001,925
City of Atlanta, Water and Wastewater (RB) (BAM) 5.00%, 11/01/34	1,000		1,175,106
County of Fulton (GO) 4.00%, 07/01/40 (c)	1,500		1,507,948
Dekalb County, Water and Sewerage, Series B (RB) (AG) 5.00%, 10/01/35 (c)	1,530		1,555,220
Fulton County, Georgia Water and Sewerage, Series A (RB) 3.00%, 01/01/37 (c)	3,000		2,835,787
Gainesville and Hall County Hospital Authority, Northeast Georgia Health System, Series A (RB) 4.00%, 02/15/42 (c)	1,000		962,213
Georgia Housing and Finance Authority, Series A (RB) 4.10%, 12/01/39 (c)	1,000		1,003,275
Georgia Housing and Finance Authority, Single Family Mortgage, Series B-1 (RB)
2.90%, 12/01/31 (c)	925		905,435
3.35%, 12/01/41 (c)	215		200,032
Georgia State Housing and Finance Authority, Series A (RB) 4.15%, 12/01/40 (c)	1,000		1,000,188
Georgia State Housing and Finance Authority, Series E (RB) 4.85%, 12/01/40 (c)	1,000		1,039,733
Main Street Natural Gas Inc, Series C (RB) 5.00%, 12/01/54 (c) (p)	1,000		1,076,578
Main Street Natural Gas, Inc. (RB) 5.00%, 12/01/55 (c) (p)	1,000		1,097,526
Main Street Natural Gas, Inc., Gas Supply, Series A (RB)
5.00%, 05/15/35	2,000		2,193,517
5.00%, 05/01/54 (c) (p)	2,000		2,163,799

See Notes to Financial Statements

101

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(unaudited) (continued)

	Par (000’s	)	Value
Georgia (continued)
Main Street Natural Gas, Inc., Gas Supply, Series E (RB) 5.00%, 12/01/53 (c) (p)	$2,000		$2,154,831
Main Street Natural Gas, Inc., Series E (RB) 5.00%, 05/01/55 (c) (p)	1,500		1,629,992
Private Colleges & Universities Authority (RB)
5.00%, 09/01/32	1,000		1,148,565
5.00%, 09/01/33	2,000		2,325,676
Private Colleges and Universities Authority, Emory University, Series B (RB)
4.00%, 09/01/36 (c)	2,175		2,229,704
4.00%, 10/01/38 (c)	2,000		2,004,498
4.00%, 09/01/40 (c)	2,000		2,006,150
State of Georgia, Private Colleges and Universities Authority, Emory University, Series B (RB) 5.00%, 09/01/33	1,000		1,162,838
State of Georgia, Road and Tollway Authority (RB) 5.00%, 06/01/32 (c)	2,000		2,202,427
State of Georgia, Road and Tollway Authority, Series A (RB) 4.00%, 07/15/35 (c)	3,255		3,420,460
State of Georgia, Series A (GO)
5.00%, 02/01/32 (c)	2,000		2,060,268
5.00%, 02/01/33 (c)	1,200		1,235,348
			46,561,591
Guam: 0.1%
Territory of Guam (RB) 5.00%, 01/01/36 (c)	1,000		1,098,808
Hawaii: 0.4%
City & County of Honolulu, Hawaii, Series D (GO) 5.00%, 09/01/32 (c)	1,015		1,050,810
City and County of Honolulu, Hawaii Wastewater System, Series A (RB) 4.00%, 07/01/33 (c)	1,480		1,487,627
City and County of Honolulu, Hawaii Wastewater System, Series B (RB) 5.00%, 07/01/36 (c)	875		937,674
State of Hawaii (RB) 5.00%, 01/01/36 (c)	1,000		1,101,204
State of Hawaii, Department of Transportation Airports Division, Series D (RB) (BAM) 5.00%, 07/01/34 (c)	2,000		2,185,971
State of Hawaii, Series FK (GO)
3.25%, 05/01/33 (c)	1,000		1,002,101
5.00%, 05/01/34 (c)	690		709,819
			8,475,206
	Par (000’s	)	Value
Idaho: 0.1%
Idaho Health Facilities Authority, St. Luke’s Health System Project, Series C (RB) 5.00%, 03/01/60 (c) (p)	$1,000		$1,106,622
Illinois: 3.8%
Chicago O’Hare International Airport, Series A (RB) 5.00%, 01/01/35 (c)	1,000		1,078,222
City of Chicago, Chicago O’Hare International Airport (RB) (BAM) 5.25%, 01/01/41 (c)	1,205		1,310,303
City of Chicago, Chicago O’Hare International Airport, Series B (RB)
5.00%, 01/01/39 (c)	2,000		2,033,902
5.00%, 01/01/41 (c)	2,120		2,121,846
City of Chicago, Second Lien Wastewater Transmission, Series B (RB) (BAM) 5.00%, 01/01/33	1,000		1,137,638
City of Chicago, Second Lien Water (RB) (AG)
5.00%, 11/01/34 (c)	1,420		1,468,847
5.00%, 11/01/36 (c)	1,500		1,542,871
City of Chicago, Series A (GO)
5.00%, 01/01/32 (c)	1,000		1,047,609
5.00%, 01/01/33 (c)	2,455		2,565,784
5.25%, 01/01/38 (c)	2,000		2,064,881
City of Chicago, Series C (GO) 5.00%, 01/01/38 (c)	1,150		1,150,410
City of Chicago, Wastewater Transmission, Series A (RB) (BAM)
5.00%, 01/01/40 (c)	1,000		1,092,192
5.00%, 01/01/41 (c)	1,000		1,082,832
City of Chicago, Wastewater Transmission, Series B (RB) 5.00%, 01/01/36 (c)	750		761,998
City of Chicago, Wastewater Transmission, Series B (RB) (AG) 5.00%, 01/01/37 (c)	1,000		1,093,192
Illinois Finance Authority (RB) 5.00%, 04/01/34	1,605		1,850,922
Illinois Finance Authority, Carle Foundation, Series A (RB) 5.00%, 08/15/35 (c)	1,000		1,093,526
Illinois Finance Authority, Clean Water Initiative (RB)
4.00%, 07/01/35 (c)	1,600		1,648,838
4.00%, 07/01/37 (c)	1,000		1,021,334
5.00%, 07/01/36 (c)	2,560		2,730,219
Illinois Finance Authority, Clean Water Initiative (RB) (AG) 5.00%, 07/01/34 (c)	1,400		1,505,690

See Notes to Financial Statements

102

	Par (000’s	)	Value
Illinois (continued)
Illinois Finance Authority, Memorial Health System (RB) 5.00%, 04/01/34 (c)	$1,435		$1,517,834
Illinois Finance Authority, NorthShore University HealthSystem, Series A (RB)
5.00%, 08/15/32 (c)	1,365		1,496,733
5.00%, 08/15/33 (c)	1,000		1,093,759
5.00%, 08/15/34 (c)	1,295		1,411,733
Illinois Finance Authority, The University of Chicago, Series B (RB) 5.00%, 04/01/36 (c)	1,500		1,702,217
Illinois Housing Development Authority, Series B (RB) 3.45%, 10/01/33 (c)	420		420,029
Illinois State Finance Authority, Ann & Robert H. Lurie Children’s Hospital (RB) 4.00%, 08/15/37 (c)	1,000		1,002,687
Illinois State Finance Authority, University of Chicago, Series A (RB) 5.00%, 10/01/33	1,000		1,149,327
Illinois State Toll Highway Authority, Series A (RB)
5.00%, 01/01/37 (c)	2,000		2,263,452
5.00%, 01/01/40 (c)	2,000		2,001,817
Illinois State Toll Highway Authority, Series B (RB)
5.00%, 01/01/37 (c)	1,500		1,503,656
5.00%, 01/01/40 (c)	1,000		1,001,770
Illinois State, Series C (GO) 4.00%, 10/01/40 (c)	1,000		965,573
Metropolitan Pier and Exposition Authority, McCormick Place Expansion Project, Series A (RB) 0.00%, 06/15/37 (c) ^	1,500		953,867
Metropolitan Water Reclamation District of Greater Chicago, Series B (GO) (NATL-IBC FGIC) 5.25%, 12/01/35	500		598,784
Northern Illinois Municipal Power Agency, Series A (RB) 4.00%, 12/01/36 (c)	1,500		1,503,496
State of Illinois (GO)
5.00%, 02/01/39 (c)	2,385		2,600,422
5.50%, 05/01/39 (c)	2,000		2,142,722
State of Illinois, Sales Tax, Series A (RB) (BAM) 3.00%, 06/15/32 (c)	3,000		2,890,944
State of Illinois, Series A (GO)
4.00%, 03/01/40 (c)	2,460		2,375,143
5.00%, 10/01/33 (c)	2,500		2,627,707
5.00%, 03/01/34 (c)	1,000		1,088,111
5.00%, 05/01/35 (c)	2,250		2,339,172
5.00%, 12/01/35 (c)	1,000		1,029,716
	Par (000’s	)	Value
Illinois (continued)
5.00%, 05/01/41 (c)	$630		$643,190
State of Illinois, Series B (GO)
4.00%, 10/01/34 (c)	2,000		2,030,405
5.00%, 05/01/36 (c)	1,000		1,089,359
State of Illinois, Series D (GO)
5.00%, 07/01/36 (c)	1,000		1,090,138
5.00%, 09/01/38 (c)	2,000		2,192,823
5.00%, 09/01/40 (c)	1,000		1,078,599
State of Illinois, Series D (RB) 3.00%, 06/15/32 (c)	680		648,855
State of Illinois, Seris B (GO) 5.00%, 05/01/38 (c)	1,145		1,254,412
			79,111,508
Indiana: 1.2%
Avon, Indiana Community School Building Corp., Ad Valorem Property Tax First Mortgage (RB) 5.25%, 07/15/39 (c)	1,000		1,114,593
Indiana Finance Authority (RB)
5.00%, 02/01/32	3,000		3,358,822
5.00%, 02/01/33	3,000		3,397,050
Indiana Finance Authority, First Lien Wastewater Utility (RB) 4.00%, 10/01/35 (c)	2,500		2,614,324
Indiana Finance Authority, Indiana University Health Inc., Series B (RB) 5.00%, 10/01/55 (c) (p)	1,000		1,121,413
Indiana Finance Authority, Indiana University Health, Series D-3 (RB) 5.00%, 10/01/59 (c) (p)	2,000		2,277,981
Indiana Finance Authority, University Health, Series D (RB) 5.00%, 10/01/57 (c) (p)	2,000		2,271,270
Indiana Municipal Power Agency, Series A (RB) 5.00%, 01/01/42 (c)	1,000		1,007,220
Indiana State Finance Authority, Series C (RB)
5.00%, 02/01/35	500		592,333
5.00%, 02/01/36 (c)	1,000		1,172,137
5.00%, 02/01/37 (c)	1,500		1,742,897
5.00%, 02/01/40 (c)	500		562,734
Indianapolis Local Public Improvement Bond Bank, Indiana Convention Center Hotel, Series E (RB) 5.50%, 03/01/38 (c)	1,000		1,084,703
IPS Multi-School Building Corp. (RB) 5.00%, 07/15/41 (c)	1,000		1,082,762
Westfield Washington Multi-School Building Corporation, Hamilton County, Indiana, Series A (RB) (BAM) 5.00%, 07/15/35 (c)	750		862,109

See Notes to Financial Statements

103

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(unaudited) (continued)

	Par (000’s	)	Value
Indiana (continued)
5.25%, 07/15/41 (c)	$750		$826,863
			25,089,211
Iowa: 0.2%
Iowa Finance Authority (RB) 5.00%, 08/01/31 (c)	1,000		1,042,051
Iowa Finance Authority, Series A (RB)
5.00%, 08/01/36 (c)	1,000		1,142,104
5.00%, 08/01/37 (c)	1,000		1,099,811
5.00%, 08/01/37 (c)	1,000		1,133,598
			4,417,564
Kansas: 0.3%
County of Johnson, Internal Improvement, Series A (GO) 4.00%, 09/01/34 (c)	750		762,458
Kansas Development Finance Authority, Adventhealth Hospital, Series B (RB) 5.00%, 11/15/54 (p)	2,450		2,745,561
State of Kansas, Department of Transportation, Series A (RB) 5.00%, 09/01/32 (c)	1,165		1,211,588
University of Kansas Hospital Authority (RB) 4.00%, 09/01/40 (c)	2,000		1,991,394
			6,711,001
Kentucky: 0.6%
Kentucky Economic Development Finance Authority, Owensboro Health System, Inc., Series A (RB) 5.00%, 06/01/41 (c)	990		994,553
Kentucky Public Energy Authority, Gas Supply, Series A-1 (RB) 5.25%, 04/01/54 (c) (p)	3,000		3,309,638
Kentucky Public Energy Authority, Gas Supply, Series B (RB) 5.00%, 01/01/55 (c) (p)	3,000		3,260,598
Kentucky State Property and Building Commission, Project No. 119 (RB) (BAM) 5.00%, 05/01/34 (c)	3,285		3,453,588
Louisville and Jefferson County, Metro Government, Norton Healthcare, Inc., Series A (RB) 4.00%, 10/01/36 (c)	1,000		992,774
University of Kentucky, Series A (RB) 3.00%, 10/01/35 (c)	770		744,523
			12,755,674
Louisiana: 1.0%
Jefferson Sales Tax District, Parish of Jefferson, Series B (RB) (AG)
4.00%, 12/01/37 (c)	1,300		1,326,030
5.00%, 12/01/33 (c)	615		665,288
	Par (000’s	)	Value
Louisiana (continued)
Jefferson Sales Tax District, Series B (RB) (AG) 4.00%, 12/01/35 (c)	$500		$514,401
Louisiana Local Government Environmental Facilities and Community Development Authority, Series B (RB) 2.50%, 04/01/36 (c)	1,455		1,242,067
Louisiana Local Government Environmental Facilities and Community Development Authority, Westlake Chemical Corp. Project (RB) 3.50%, 11/01/32 (c)	3,040		3,001,378
Louisville Public Facilities Authority, Tulane University, Series A (RB) 5.00%, 10/15/36 (c)	1,000		1,105,507
State of Louisiana, Gasoline & Fuels Tax (RB) 5.00%, 05/01/33	1,000		1,152,552
State of Louisiana, Gasoline & Fuels Tax, Series B (RB) 5.00%, 05/01/35	1,000		1,185,368
State of Louisiana, Series A (GO)
5.00%, 03/01/32 (c)	750		838,228
5.00%, 03/01/33 (c)	930		1,020,669
5.00%, 04/01/35 (c)	1,000		1,144,394
5.00%, 04/01/36 (c)	1,000		1,130,154
5.00%, 03/01/38 (c)	1,000		1,089,871
State of Louisiana, Series A (GO) (BAM) 5.00%, 03/01/34 (c)	910		993,494
State of Louisiana, Series B (GO)
5.00%, 06/01/34	1,000		1,173,655
5.00%, 06/01/36 (c)	2,000		2,315,414
			19,898,470
Maryland: 1.6%
County of Baltimore, Public Improvement (GO) 4.00%, 03/01/34 (c)	890		932,360
County of Baltimore, Public Improvement (GO) (AG) 4.00%, 03/01/34 (c)	1,925		1,996,414
County of Baltimore, Public Improvement (GO) (CA MTG INS) 4.00%, 03/01/36 (c)	2,420		2,492,438
County of Montgomery, Series A (GO) 3.00%, 08/01/32 (c)	750		754,748
Maryland Community Development Administration, Series A (RB) (AG) 1.95%, 09/01/41 (c)	310		217,549

See Notes to Financial Statements

104

	Par (000’s	)	Value
Maryland (continued)
Maryland Department of Transportation (RB) 3.00%, 09/01/31 (c)	$500		$501,161
Maryland Health & Higher Educational Facilities Authority (RB) (AG) 4.25%, 07/01/40 (c)	1,000		1,034,083
Maryland Health and Higher Educational Facilities Authority, Mercy Medical Center, Series A (RB) 4.00%, 07/01/42 (c)	400		383,177
Maryland Stadium Authority (RB) 5.00%, 06/01/40 (c)	1,000		1,102,827
Montgomery County, Maryland, Series A (GO)
2.00%, 08/01/34 (c)	1,000		877,991
2.00%, 08/01/40 (c)	1,010		755,772
Prince George’s County, Public Improvement, Series A (GO)
5.00%, 08/01/34 (c)	1,500		1,737,069
5.00%, 08/01/35 (c)	2,500		2,866,000
5.00%, 07/15/36 (c)	2,500		2,623,357
State of Maryland, Department of Transportation (RB) (SAW) 2.12%, 10/01/31 (c)	2,340		2,199,723
State of Maryland, Series A (GO) 5.00%, 06/01/40 (c)	5,000		5,655,370
State of Maryland, State and Local Facilities Loan (GO)
4.00%, 08/01/32 (c)	530		548,008
5.00%, 03/15/32 (c)	3,000		3,236,828
State of Maryland, State and Local Facilities Loan, Series A (GO) 3.00%, 08/01/31 (c)	1,000		1,001,391
Washington Suburban Sanitary District, Maryland Consolidated Public Improvement (GO) 5.00%, 06/01/34 (c)	1,650		1,669,230
			32,585,496
Massachusetts: 3.5%
City of Boston, Series A (GO) 5.00%, 11/01/39 (c)	2,000		2,234,615
Commonwealth of Massachusetts (GO) 5.00%, 08/01/41 (c)	1,000		1,108,000
Commonwealth of Massachusetts (RB) (BAM) 5.50%, 01/01/34	3,000		3,472,171
Commonwealth of Massachusetts, Series A (GO)
5.00%, 10/01/31	3,000		3,415,249
5.00%, 01/01/40 (c)	1,500		1,667,936
5.00%, 04/01/42 (c)	275		279,655
5.00%, 04/01/42 (c)	1,000		1,103,779
	Par (000’s	)	Value
Massachusetts (continued)
Commonwealth of Massachusetts, Series B (GO)
2.00%, 03/01/34 (c)	$1,000		$888,243
5.00%, 07/01/34 (c)	1,860		1,887,601
5.00%, 05/01/40 (c)	1,500		1,673,925
Commonwealth of Massachusetts, Series D (GO)
4.00%, 05/01/35 (c)	1,165		1,187,830
4.00%, 11/01/37 (c)	2,000		2,046,559
5.00%, 07/01/36 (c)	365		397,266
Commonwealth of Massachusetts, Series D (GO) (SBG) 5.00%, 07/01/38 (c)	2,000		2,156,571
Commonwealth of Massachusetts, Series D (RB) (NATL) 5.50%, 01/01/34	1,000		1,147,512
Commonwealth of Massachusetts, Series E (GO)
3.00%, 11/01/33 (c)	1,275		1,275,195
4.00%, 04/01/33 (c)	1,000		1,000,304
4.00%, 04/01/38 (c)	1,000		1,000,269
4.00%, 09/01/39 (c)	3,000		3,000,432
5.00%, 11/01/32 (c)	1,000		1,113,325
5.00%, 09/01/37 (c)	1,010		1,058,763
Commonwealth of Massachusetts, Series H (GO) 5.00%, 12/01/42 (c)	2,000		2,201,364
Commonwealth of Massachusetts, Series I (GO) 5.00%, 12/01/33 (c)	500		512,341
Commonwealth of Massachusetts, Transportation Fund, Series A (RB) 5.00%, 06/01/37 (c)	800		876,843
Massachusetts Bay Transportation Authority Sales Tax Revenue (RB)
5.00%, 07/01/41 (c)	1,000		1,122,745
5.00%, 07/01/42 (c)	1,000		1,111,218
Massachusetts Bay Transportation Authority Sales Tax, Series A-1 (RB) 5.00%, 07/01/40 (c)	1,000		1,105,949
Massachusetts Bay Transportation Authority, Series A (RB) 5.00%, 07/01/40 (c)	1,000		1,120,252
Massachusetts Development Finance Agency (RB) 5.00%, 11/01/55 (c) (p)	4,000		4,714,740
Massachusetts Development Finance Agency, Beth Israel Lahey Health Issue, Series K (RB) 5.00%, 07/01/35 (c)	255		269,852

See Notes to Financial Statements

105

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(unaudited) (continued)

	Par (000’s	)	Value
Massachusetts (continued)
Massachusetts Development Finance Agency, Children’s Hospital, Series T (RB) 5.00%, 03/01/34 (c)	$1,000		$1,166,701
Massachusetts Development Finance Agency, Harvard University, Series A (RB)
4.00%, 07/15/36 (c)	1,035		1,033,456
5.00%, 07/15/40	3,860		4,576,663
Massachusetts Development Finance Agency, Harvard University, Series B (RB) 5.00%, 02/15/33	2,000		2,328,134
Massachusetts Development Finance Agency, Partners Healthcare System, Series S (RB) 4.00%, 07/01/35 (c)	1,500		1,520,308
Massachusetts Development Finance Agency, Series A-1 (RB) 5.00%, 05/15/55 (p)	5,000		5,707,940
Massachusetts Development Finance Agency, Series B (RB) 4.00%, 02/15/36	1,000		1,103,578
Massachusetts Development Finance Agency, Series N (RB) (AG) 5.00%, 07/01/35	1,000		1,157,819
Massachusetts Development Finance Agency, Suffolk University (RB) 5.00%, 07/01/35 (c)	500		505,470
Massachusetts School Building Authority, Series B (RB)
5.00%, 02/15/36	500		593,178
5.00%, 02/15/38	500		594,197
The Commonwealth of Massachusetts, Series A (GO)
5.00%, 03/01/36 (c)	1,000		1,155,442
5.00%, 04/01/40 (c)	1,000		1,126,555
5.00%, 04/01/41 (c)	1,000		1,114,976
University of Massachusetts Building Authority (RB)
5.00%, 05/01/34 (c)	1,220		1,311,123
5.00%, 11/01/34 (c)	750		811,780
University of Massachusetts Building Authority (RB) (SD CRED PROG) 5.00%, 11/01/32 (c)	500		546,285
			72,504,109
Michigan: 1.4%
Board of Trustees of Oakland University (RB) 5.00%, 03/01/41 (c)	1,100		1,100,008
Detroit City School District, Series A (GO) (AG) 5.25%, 05/01/32	2,220		2,507,180
	Par (000’s	)	Value
Michigan (continued)
Great Lakes Water Authority Water Supply System Revenue (RB) 5.00%, 07/01/35 (c)	$1,000		$1,169,876
Great Lakes Water Authority, Sewage Disposal System, Senior Lien, Series A (RB) 5.00%, 07/01/37 (c)	3,000		3,398,869
Kalamazoo Michigan Hospital Facilities, Bronson Healthcare Group (RB) 4.00%, 05/15/36 (c)	2,000		2,001,428
Michigan Finance Authority Hospital, McLaren Health Care, Series A (RB) 5.00%, 05/15/38 (c)	1,000		1,000,769
Michigan Finance Authority, Corewell Health, Series A (RB) 5.00%, 08/15/35 (c)	1,500		1,732,969
Michigan Finance Authority, Corewell Health, Series B-2 (RB) 5.00%, 08/15/55 (p)	2,500		2,814,415
Michigan Finance Authority, Henry Ford Health System (RB) 3.00%, 11/15/33 (c)	355		349,061
Michigan Finance Authority, Trinity Health Credit Group, Series A (RB)
4.00%, 12/01/40 (c)	1,000		981,548
5.00%, 12/01/34 (c)	2,000		2,077,249
5.00%, 12/01/35 (c)	585		606,014
Michigan State Housing Development Authority, Series A (RB) 4.30%, 10/01/40 (c)	725		725,021
Michigan State Housing Development Authority, Series B (RB) 4.50%, 12/01/38 (c)	1,500		1,557,548
State of Michigan, Building Authority, Series I (RB) 5.00%, 10/15/32 (c)	570		582,337
State of Michigan, Environmental Program, Series A (GO) 3.00%, 05/15/36 (c)	750		739,598
State of Michigan, Housing Development Authority, Single-Family Mortgage, Series B (RB) 3.10%, 12/01/31 (c)	1,370		1,361,916
State of Michigan, Karegnondi Water Authority, Counties of Genesee, Lapeer and Sanila (RB) (BAM) 5.00%, 11/01/41 (c)	750		823,896

See Notes to Financial Statements

106

	Par (000’s	)	Value
Michigan (continued)
State of Michigan, Trunk Line Fund (RB) 5.00%, 11/15/36 (c)	$1,000		$1,148,094
State of Michigan, Trunk Line Fund, Series A (RB) 5.00%, 11/15/35 (c)	1,900		2,121,390
			28,799,186
Minnesota: 1.1%
County of Hennepin, Minnesota First Lien Sales Tax, Series A (RB) 5.00%, 12/15/31 (c)	1,000		1,021,050
County of Hennepin, Series A (GO) 5.00%, 12/01/36 (c)	2,000		2,335,974
Minnesota Agricultural & Economic Development Board (RB) 5.00%, 01/01/38 (c)	1,000		1,109,838
Minnesota Public Facilities Authority, Series A (RB) 5.00%, 03/01/33 (c)	1,500		1,508,599
Regents of the University of Minnesota, Series B (RB) 5.00%, 12/01/31 (c)	1,000		1,045,655
State of Minnesota (GO)
5.00%, 08/01/38 (c)	3,000		3,471,304
5.00%, 08/01/41 (c)	2,000		2,252,540
5.00%, 08/01/42 (c)	1,000		1,114,621
State of Minnesota, State Office Building Project (CP) 5.00%, 11/01/41 (c)	1,075		1,185,651
State of Minnesota, Various Purpose, Series A (GO)
5.00%, 08/01/33 (c)	1,000		1,088,014
5.00%, 08/01/36 (c)	2,000		2,190,902
5.00%, 08/01/36 (c)	1,000		1,076,370
5.00%, 08/01/37 (c)	2,000		2,180,245
White Bear Lake, independent School District No. 624, Series A (GO) (SD CRED PROG) 3.00%, 02/01/33 (c)	1,000		1,003,994
White Bear Lake, Minnesota Independent School District No. 624, Series A (GO) (SD CRED PROG) 2.25%, 02/01/36 (c)	750		631,655
			23,216,412
Mississippi: 0.1%
Mississippi Hospital Equipment and Facilities Authority, Baptist Memorial Health Corp., Series A (RB) 5.00%, 09/01/41 (c)	500		501,044
State of Mississippi, Series A (RB)
5.00%, 10/15/34 (c)	1,000		1,047,065
5.00%, 10/15/36 (c)	550		571,847
			2,119,956
	Par (000’s	)	Value
Missouri: 0.3%
County of St. Louis, Hazewood School District, Series A (GO) (BAM) 5.00%, 03/01/38 (c)	$1,000		$1,086,601
Missouri Joint Municipal Electric Utility Commission, Prairie State Project, Series A (RB) 4.00%, 12/01/32 (c)	685		687,054
Springfield School District No. R-12 (GO) (SAW)
4.00%, 03/01/35 (c)	2,415		2,497,862
5.00%, 03/01/36 (c)	450		476,239
St. Louis School District, Board of Education (GO) (AG) 5.00%, 04/01/37 (c)	1,000		1,106,530
The Community College District of St. Louis (CP) 5.00%, 04/01/40 (c)	1,000		1,095,585
			6,949,871
Nebraska: 0.5%
Central Plains Energy Project, Gas Project Crossover No. 3, Series A (RB)
5.00%, 09/01/32	1,280		1,389,999
5.00%, 09/01/34	4,300		4,731,126
5.00%, 09/01/35	2,000		2,200,852
5.00%, 09/01/42	500		534,473
Central Plans Energy Project, Gas Project Crossover No. 3, Series B (RB) 5.00%, 09/01/31	1,215		1,303,823
Public Power Generation Agency, Whelan Energy Center, Series A (RB) 5.00%, 01/01/35	750		874,184
			11,034,457
Nevada: 0.7%
Clark County School District (GO) 5.00%, 06/15/35 (c)	1,000		1,152,846
Clark County School District (GO) (AG) 3.00%, 06/15/37 (c)	1,500		1,374,920
Clark County School District, Series A (GO) 5.00%, 06/15/39 (c)	1,375		1,503,762
Clark County, Nevada McCarran International Airport, Passenger Facility, Series E (RB) 5.00%, 07/01/32 (c)	470		506,204
Clark County, School District, Series A (GO) (AG)
5.00%, 06/15/32 (c)	1,000		1,101,466
5.00%, 06/15/34 (c)	915		1,001,303
Clark County, School District, Series B (GO) (BAM) 3.00%, 06/15/38 (c)	1,500		1,347,712

See Notes to Financial Statements

107

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(unaudited) (continued)

	Par (000’s	)	Value
Nevada (continued)
Clark County, School District, Series C (GO) 5.00%, 06/15/32 (c)	$1,050		$1,095,317
Clark County, Transportation Improvement, Limited Tax, Series B (GO) 4.00%, 12/01/39 (c)	2,245		2,272,862
County of Clarke, School District, Limited Tax, Series A (GO) 4.00%, 06/15/42 (c)	500		489,196
Las Vegas Valley Water District, Series C (GO) 3.00%, 06/01/32 (c)	1,000		1,001,664
State of Nevada, Highway Improvement, Motor Vehicle Fuel Tax (RB) (AG) 4.00%, 12/01/33 (c)	760		781,897
			13,629,149
New Hampshire: 0.4%
National Finance Authority, Affordable Housing, Series 1 (RB) 4.75%, 06/20/41 (c) (p)	999		1,036,925
National Finance Authority, Municipal Certificates, Series 1 (RB) 4.17%, 01/20/41	5,970		5,952,511
National Finance Authority, Municipal Certificates, Series 2 (RB) 4.22%, 11/20/42	1,997		1,964,499
			8,953,935
New Jersey: 3.6%
County of Camden, Board of Education of Township of Cherry Hill (GO) 4.00%, 08/01/35 (c)	500		517,438
County of Hudson (GO)
2.00%, 11/15/34 (c)	2,000		1,699,349
2.00%, 11/15/35 (c)	685		566,891
New Jersey Economic Development Authority, Motor Vehicle Surcharges, Series A (RB) (BAM) 3.12%, 07/01/31 (c)	755		742,103
New Jersey Economic Development Authority, New Jersey Transit Transportation Project, Series A (RB) (AG) 5.00%, 11/01/33 (c)	1,000		1,082,318
New Jersey Economic Development Authority, School Facilities Construction, Series LLL (RB) 5.00%, 06/15/36 (c)	1,250		1,342,706
New Jersey Educational Facilities Authority (RB) 5.00%, 07/01/64 (c) (p)	10,000		11,647,047
	Par (000’s	)	Value
New Jersey (continued)
New Jersey Educational Facilities Authority, New Jersey Princeton University, Series C (RB)
2.00%, 03/01/37 (c)	$1,975		$1,643,948
2.00%, 03/01/41 (c)	500		367,209
New Jersey Educational Facilities Authority, Princeton University, Series C (RB)
2.00%, 03/01/36 (c)	1,000		855,004
2.00%, 03/01/38 (c)	2,000		1,619,406
New Jersey Educational Facilities Authority, Princeton University, Series I (RB) 5.00%, 07/01/32 (c)	500		519,602
New Jersey Educational Facilities Authority, Princeton Unviersity, Series A-2 (RB) 5.00%, 03/01/41 (c)	2,500		2,783,756
New Jersey Health Care Facilities Financing Authority, Inspira Health, Series A (RB) 3.38%, 07/01/34 (c)	360		357,153
New Jersey Housing & Mortgage Finance Agency (RB) 4.75%, 10/01/40 (c)	1,000		1,040,727
New Jersey Transportation Trust Fund Authority, Series A (RB)
4.00%, 12/15/31 (c)	2,830		2,918,345
4.25%, 06/15/40 (c)	3,045		3,117,416
5.00%, 12/15/33 (c)	1,395		1,485,133
5.00%, 12/15/34 (c)	635		674,114
5.00%, 06/15/37 (c)	3,000		3,420,441
5.00%, 06/15/38 (c)	4,500		5,086,141
5.25%, 06/15/39 (c)	2,640		3,018,033
New Jersey Transportation Trust Fund Authority, Series AA (RB)
4.00%, 06/15/39 (c)	1,000		1,011,096
4.12%, 06/15/39 (c)	1,000		1,010,639
5.00%, 06/15/40 (c)	1,000		1,093,496
New Jersey Transportation Trust Fund Authority, Series BB (RB) 4.00%, 06/15/36 (c)	1,045		1,077,990
New Jersey Transportation Trust Fund Authority, Series CC (RB) 5.00%, 06/15/33	1,000		1,151,434
New Jersey Turnpike Authority (RB)
5.00%, 01/01/33	2,000		2,301,824
5.00%, 01/01/34	3,000		3,490,902
5.00%, 01/01/35	500		586,298
5.00%, 01/01/36 (c)	500		584,370
5.00%, 01/01/39 (c)	1,000		1,138,424

See Notes to Financial Statements

108

	Par (000’s	)	Value
New Jersey (continued)
New Jersey Turnpike Authority, Series G (RB) 5.00%, 01/01/36 (c)	$2,500		$2,602,251
New Jersey, Economic Development Authority, Series SSS (RB) 5.00%, 06/15/34	1,500		1,742,710
New Jersey, Transportation Trust Fund Authority, Series A (RB) 4.00%, 06/15/40 (c)	1,000		1,006,577
State of New Jersey, Various Purposes (GO)
2.00%, 06/01/34 (c)	3,000		2,618,786
5.00%, 06/01/38 (c)	2,000		2,136,565
Tobacco Settlement Financing Corp., Series A (RB)
4.00%, 06/01/37 (c)	540		536,822
5.00%, 06/01/32 (c)	2,755		2,876,003
			73,470,467
New Mexico: 0.1%
State of New Mexico (GO) 5.00%, 03/01/33	1,000		1,158,973
New York: 18.2%
Battery Park City Authorization, Series B (RB) 5.00%, 11/01/36 (c)	1,000		1,150,910
City of New York NY (GO) 5.00%, 09/01/37 (c)	2,000		2,205,088
City of New York Trust for Cultural Resources, Lincoln Center for Performing Arts Inc., Series A (RB) 4.00%, 12/01/34 (c)	1,000		1,031,672
City of New York, Housing Development Corp., Series G-1 (RB) 3.10%, 11/01/32 (c)	500		500,040
City of New York, Series A (GO)
4.00%, 08/01/34 (c)	485		486,703
4.00%, 08/01/38 (c)	600		608,357
5.00%, 09/01/34 (c)	2,170		2,440,345
5.00%, 08/01/37 (c)	1,000		1,117,506
City of New York, Series B-1 (GO)
5.00%, 10/01/31 (c)	500		543,592
5.00%, 10/01/32 (c)	1,125		1,220,675
5.00%, 10/01/37 (c)	250		257,621
5.25%, 10/01/40 (c)	1,575		1,728,075
City of New York, Series C (GO)
4.00%, 08/01/41 (c)	1,000		993,982
City of New York, Series D (GO)
4.00%, 04/01/41 (c)	1,000		994,094
City of New York, Series D-1 (GO) (BAM) 5.00%, 03/01/37 (c)	1,565		1,676,511
City of New York, Series E (GO) 5.00%, 04/01/37 (c)	1,000		1,115,709
	Par (000’s	)	Value
New York (continued)
City of New York, Series E-1 (GO)
5.00%, 03/01/32 (c)	$1,015		$1,067,387
5.00%, 03/01/39 (c)	2,000		2,073,091
5.25%, 03/01/34 (c)	1,000		1,054,495
City of New York, Series F (GO)
5.00%, 08/01/40 (c)	750		831,543
5.00%, 08/01/41 (c)	750		823,142
City of New York, Series F-1 (GO)
5.00%, 08/01/36 (c)	1,000		1,125,140
5.00%, 08/01/37 (c)	1,000		1,117,506
5.00%, 08/01/38 (c)	1,000		1,110,422
5.00%, 08/01/39 (c)	1,330		1,466,031
City of New York, Series G (GO)
5.00%, 02/01/35	2,215		2,584,622
5.00%, 02/01/36 (c)	4,000		4,639,697
5.00%, 02/01/37 (c)	500		575,159
5.00%, 02/01/40 (c)	5,000		5,568,226
City of New York, Series L (GO) 5.00%, 04/01/32 (c)	655		704,432
City of New York, Series L-5 (GO) 5.00%, 04/01/34 (c)	1,865		2,060,673
County of Broome, Local Development Corp., United Health Services Hospitals, In. Project (RB) (AG) 4.00%, 04/01/40 (c)	925		909,613
County of Monroe, Industrial Development Corp., Rochester Regional Health Project, Series A (RB) 3.00%, 12/01/37 (c)	865		754,129
County of Nassau, Interim Finance Authority, Public Benefit Corp., Series A (RB) 5.00%, 11/15/35 (c)	1,500		1,684,214
County of Suffolk, New York Water System, Series A (RB) 5.00%, 06/01/36 (c)	1,515		1,599,352
County of Suffolk, Public Improvement, Series C (GO) 5.00%, 09/01/35 (c)	1,500		1,644,640
Dormitory Authority of the State of New York (RB) 5.00%, 03/15/40 (c)	1,500		1,642,538
Dormitory Authority of the State of New York, General Purpose, Series A (RB)
5.00%, 03/15/37 (c)	1,000		1,136,170
5.00%, 03/15/38 (c)	1,000		1,123,550
5.00%, 03/15/41 (c)	2,000		2,189,807
Dormitory Authority of the State of New York, Series B (RB) 5.00%, 03/15/33	1,000		1,157,349

See Notes to Financial Statements

109

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(unaudited) (continued)

	Par (000’s	)	Value
New York (continued)
Hudson Yards Infrastructure Corp., Series A (RB)
5.00%, 02/15/32 (c)	$1,700		$1,751,234
5.00%, 02/15/33 (c)	460		473,535
5.00%, 02/15/42 (c)	645		655,261
Long Island Power Authority, Electric System (RB)
5.00%, 09/01/31 (c)	305		318,229
5.00%, 09/01/33 (c)	750		780,836
Long Island Power Authority, Electric System, Series A (RB)
3.00%, 09/01/36 (c)	450		433,398
5.00%, 09/01/36 (c)	1,500		1,623,600
Long Island Power Authority, Electric System, Series B (RB) 5.00%, 09/01/36 (c)	1,000		1,013,272
Metropolitan Transportation Authority, Dedicated Tax Fund, Series B (RB) 5.00%, 11/15/40 (c)	2,000		2,224,735
Metropolitan Transportation Authority, Series A (RB)
4.00%, 11/15/33 (c)	340		341,412
4.00%, 11/15/40 (c)	1,000		989,311
5.00%, 11/15/35 (c)	1,000		1,144,023
5.00%, 11/15/40 (c)	2,000		2,177,753
5.00%, 11/15/40 (c)	1,000		1,081,004
Metropolitan Transportation Authority, Series B (RB)
5.00%, 11/15/34	2,000		2,293,862
5.00%, 11/15/35	1,000		1,148,581
5.00%, 11/15/35 (c)	2,000		2,034,191
Metropolitan Transportation Authority, Series C-1 (RB)
4.00%, 11/15/32 (c)	1,980		2,009,983
5.00%, 11/15/31 (c)	1,445		1,522,865
5.00%, 11/15/33 (c)	2,540		2,666,441
5.00%, 11/15/34 (c)	810		847,801
Metropolitan Transportation Authority, Series C-2 (RB) 0.00%, 11/15/33 ^	1,035		790,318
Metropolitan Transportation Authority, Series D (RB)
3.12%, 11/15/35 (c)	265		239,412
4.00%, 11/15/32 (c)	400		402,166
5.00%, 11/15/32 (c)	1,570		1,651,884
5.00%, 11/15/33 (c)	535		561,632
Metropolitan Transportation Authority, Series D-1 (RB) (BAM) 5.00%, 11/15/33 (c)	2,000		2,001,418
Metropolitian Transportation Authority, Series A (RB) 5.00%, 11/15/36 (c)	1,500		1,755,633
New York City Housing Development Corp., Multi-Family Housing, Series A (RB) (AG) 2.90%, 11/01/37 (c)	1,000		899,764
	Par (000’s	)	Value
New York (continued)
New York City Housing Development Corp., Multi- Family Housing, Series A-1-C (RB) 2.35%, 11/01/35 (c)	$1,100		$964,027
New York City Housing Development Corp., Multi-Family Housing, Series C-1 (RB) 2.25%, 11/01/41 (c)	800		611,423
New York City Housing Development Corp., Multi-Family Housing, Series I-1 (RB) 2.35%, 11/01/40 (c)	525		415,501
New York City Industrial Development Agency, Yankee Stadium Project, Series A (RB) (AG) 4.00%, 03/01/32 (c)	2,500		2,599,406
New York City Municipal Water Finance Authority, Series A (RB) 3.00%, 06/15/36 (c)	4,130		4,041,849
New York City Municipal Water Finance Authority, Series AA (RB) 5.00%, 06/15/32 (c)	1,000		1,093,921
New York City Municipal Water Finance Authority, Series CC-1 (RB) 5.00%, 06/15/38 (c)	1,000		1,016,098
New York City Municipal Water Finance Authority, Series DD (RB)
5.00%, 06/15/34 (c)	3,685		4,277,798
5.00%, 06/15/34	5,360		6,319,793
New York City Municipal Water Finance Authority, Series FF-2 (RB) 5.00%, 06/15/33 (c)	500		540,180
New York City Municipal Water Finance Authority, Water & Sewer System, Series DD (RB)
5.50%, 06/15/38 (c)	1,000		1,198,751
5.50%, 06/15/39 (c)	1,000		1,187,548
New York City Transitional Finance Authority Building Aid, Series S (RB) (SAW)
4.00%, 07/15/35 (c)	1,015		1,054,270
5.00%, 07/15/40 (c)	1,180		1,181,000
New York City Transitional Finance Authority Building Aid, Series S-1 (RB) (SAW) 5.00%, 07/15/31	1,750		1,985,453
New York City Transitional Finance Authority Future Tax Secured Revenue (RB) 5.00%, 05/01/40 (c)	2,000		2,237,597

See Notes to Financial Statements

110

	Par (000’s	)	Value
New York (continued)
5.00%, 05/01/41 (c)	$1,000		$1,110,290
5.00%, 05/01/42 (c)	1,000		1,094,259
New York City Transitional Finance Authority Future Tax, Series A-1 (RB)
5.00%, 05/01/36 (c)	1,000		1,125,796
5.00%, 11/01/37 (c)	2,000		2,266,397
5.00%, 11/01/39 (c)	1,000		1,118,149
New York City Transitional Finance Authority Future Tax, Series C-1 (RB) 5.00%, 05/01/40 (c)	1,815		2,012,318
New York City Transitional Finance Authority Future Tax, Series D (RB) 5.00%, 05/01/33	1,000		1,151,821
New York City Transitional Finance Authority Future Tax, Series F-1 (RB) 5.00%, 02/01/39 (c)	1,000		1,102,393
New York City Transitional Finance Authority Future Tax, Series H (RB) 5.00%, 11/01/38 (c)	5,000		5,668,805
New York City Transitional Finance Authority, Building Aid, Series S-1 (RB) (SAW) 4.00%, 07/15/36 (c)	1,375		1,418,020
New York City Transitional Finance Authority, Building Aid, Series S-3 (RB) (SAW)
5.00%, 07/15/33 (c)	1,605		1,699,570
5.00%, 07/15/35 (c)	1,000		1,054,792
New York City Transitional Finance Authority, Building Aid, Series S-4 (RB) (SAW) 5.00%, 07/15/33 (c)	500		529,461
New York City Transitional Finance Authority, Future Tax Secured Subordinate, Series A (RB)
3.00%, 11/01/37 (c)	2,000		1,862,002
5.00%, 11/01/36 (c)	3,000		3,264,225
New York City Transitional Finance Authority, Future Tax Secured Subordinate, Series A-1 (RB)
5.00%, 11/01/32 (c)	1,000		1,129,586
5.00%, 05/01/33 (c)	450		454,350
5.00%, 05/01/34 (c)	880		888,116
5.00%, 05/01/35 (c)	655		660,687
New York City Transitional Finance Authority, Future Tax Secured Subordinate, Series B (RB)
4.00%, 08/01/35 (c)	2,000		2,007,754
5.00%, 05/01/36 (c)	1,000		1,133,200
	Par (000’s	)	Value
New York (continued)
New York City Transitional Finance Authority, Future Tax Secured Subordinate, Series B-1 (RB)
4.00%, 08/01/42 (c)	$1,500		$1,479,782
5.00%, 08/01/31 (c)	1,000		1,106,969
5.00%, 08/01/32 (c)	1,000		1,036,235
5.00%, 08/01/32 (c)	540		548,047
5.00%, 11/01/32 (c)	1,065		1,097,985
5.00%, 08/01/33 (c)	895		907,806
5.00%, 08/01/34 (c)	1,000		1,114,703
5.00%, 08/01/34 (c)	780		824,154
New York City Transitional Finance Authority, Future Tax Secured Subordinate, Series C (RB) 5.00%, 11/01/33 (c)	900		926,353
New York City Transitional Finance Authority, Future Tax Secured Subordinate, Series C-1 (RB)
4.00%, 05/01/39 (c)	1,690		1,708,917
4.00%, 05/01/41 (c)	500		498,907
5.00%, 05/01/37 (c)	2,500		2,713,293
New York City Transitional Finance Authority, Future Tax Secured Subordinate, Series E-1 (RB) 5.00%, 02/01/39 (c)	1,710		1,743,539
New York City Transitional Finance Authority, Series C (RB) 5.00%, 05/01/33	1,000		1,151,821
New York City Transitional Finance Authority, Series C, Subseries C-1 (RB) 5.00%, 05/01/39 (c)	2,000		2,245,843
New York City Transitional Finance Authority, Series D (RB)
5.00%, 05/01/37 (c)	3,000		3,413,914
5.00%, 11/01/39 (c)	4,300		4,783,725
New York City Transitional Finance Authority, Series E (RB)
5.00%, 11/01/35 (c)	2,000		2,320,546
5.00%, 11/01/38 (c)	2,000		2,255,435
5.00%, 11/01/39 (c)	2,000		2,236,299
5.00%, 11/01/40 (c)	3,000		3,326,146
New York City Transitional Finance Authority, Series F (RB) 5.00%, 11/01/32	2,000		2,291,702
New York City Transitional Finance Authority, Series H (RB)
5.00%, 11/01/35 (c)	2,000		2,336,002
5.00%, 11/01/40 (c)	3,000		3,341,405

See Notes to Financial Statements

111

VANECK INTERMEDIATE MUNI ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

	Par (000’s	)	Value
New York (continued)
New York City Water and Sewer System, Series AA-2 (RB) 3.00%, 06/15/40 (c)	$915		$811,361
New York City Water and Sewer System, Series EE (RB) (AG) 5.00%, 06/15/40 (c)	2,085		2,200,269
New York Energy Finance Development Corp. (RB) 5.00%, 07/01/56 (c) (p)	5,000		5,381,963
New York Environmental Facilities Corporation, New York City Municipal Water Finance Authory Projects, Series A (RB) 5.00%, 06/15/40 (c)	1,000		1,121,317
New York Liberty Development Corp. (RB) 2.25%, 02/15/41 (c)	5,000		3,846,280
New York Liberty Development Corp., Goldman Sachs Headquarters LLC (RB) 5.25%, 10/01/35	1,000		1,169,447
New York State Dormitory Authority (RB)
4.00%, 07/01/37 (c)	1,000		1,042,040
4.00%, 07/01/38 (c)	650		650,052
5.00%, 07/01/34	1,500		1,751,639
5.00%, 07/01/35	1,000		1,193,759
New York State Dormitory Authority (RB) (AGC ST AID WITHHLDG)
5.00%, 10/01/33	2,000		2,334,066
5.00%, 10/01/34	2,000		2,355,575
5.00%, 10/01/35 (c)	1,250		1,450,826
New York State Dormitory Authority, Memorial Sloan Kettering Cancer Center (RB) 4.00%, 07/01/37 (c)	1,000		1,016,890
New York State Dormitory Authority, Memorial Sloan Kettering Cancer Center, Series 2B (RB) 5.00%, 07/01/49 (c) (p)	3,000		3,366,860
New York State Dormitory Authority, New York Northwell Health, Series A (RB) 5.00%, 05/01/34	4,000		4,573,786
New York State Dormitory Authority, New York University, Series A (RB) 5.00%, 07/01/33 (c)	1,140		1,182,701
New York State Dormitory Authority, New York University, Series A (RB) (AG) 5.00%, 03/15/38 (c)	1,250		1,302,364
	Par (000’s	)	Value
New York (continued)
New York State Dormitory Authority, New York White Plants Hospital (RB) (AG) 5.25%, 10/01/41 (c)	$750		$814,301
New York State Dormitory Authority, Personal Income Tax, Series A (RB)
3.00%, 03/15/42 (c)	500		420,308
5.00%, 02/15/39 (c)	2,000		2,022,177
New York State Dormitory Authority, Personal Income Tax, Series E (RB) 4.00%, 03/15/38 (c)	1,500		1,523,974
New York State Dormitory Authority, Sales Tax, Series A (RB) 5.00%, 03/15/37 (c)	1,000		1,121,694
New York State Dormitory Authority, School Districts Bond Financing Program, Series A (RB) (AG) 4.00%, 10/01/35 (c)	1,315		1,349,257
New York State Dormitory Authority, School Districts Bond Financing Program, Series A (RB) (AGM-ST AID WITHHLDG) 5.00%, 10/01/35 (c)	2,040		2,267,831
New York State Dormitory Authority, School Districts Bond Financing Program, Series A (RB) (SAW) 5.00%, 10/01/32 (c)	1,200		1,220,238
New York State Dormitory Authority, Series A (RB)
4.00%, 02/15/33 (c)	1,000		1,010,765
4.00%, 02/15/35 (c)	2,475		2,494,837
New York State Dormitory Authority, Series C (RB)
5.00%, 03/15/33	1,000		1,157,349
5.00%, 03/15/40 (c)	1,000		1,118,372
New York State Dormitory Authority, State Personal Income Tax, Series A (RB)
3.00%, 03/15/38 (c)	3,120		2,879,006
4.00%, 02/15/36 (c)	1,235		1,242,624
4.00%, 03/15/37 (c)	1,135		1,154,862
4.00%, 03/15/37 (c)	1,075		1,095,570
4.00%, 03/15/38 (c)	2,795		2,830,597
5.00%, 02/15/32 (c)	595		611,604
5.00%, 03/15/34 (c)	2,370		2,528,409
5.00%, 03/15/35 (c)	1,950		2,072,573
5.00%, 03/15/36 (c)	3,910		4,139,886
5.25%, 03/15/38 (c)	1,305		1,374,095
New York State Dormitory Authority, State Personal Income Tax, Series B (RB) 5.00%, 02/15/37 (c)	2,270		2,339,636

See Notes to Financial Statements

112

	Par (000’s	)	Value
New York (continued)
New York State Dormitory Authority, State Personal Income Tax, Series D (RB)
5.00%, 02/15/32 (c)	$940		$955,028
5.00%, 02/15/33 (c)	2,000		2,181,454
New York State Dormitory Authority, State Personal Income Tax, Series E (RB) 4.00%, 03/15/37 (c)	2,000		2,050,363
New York State Dormitory Authority, State Sales Tax, Series A (RB)
5.00%, 03/15/33 (c)	1,000		1,030,414
5.00%, 03/15/34 (c)	2,110		2,172,517
New York State Dormitory Authority, State Sales Tax, Series C (RB) 5.00%, 03/15/35 (c)	1,970		2,067,536
New York State Dormitory Authority, State University, Series B (RB) 4.00%, 07/01/36 (c)	1,000		1,050,843
New York State Environmental Facilities Corp., Municipal Water Finance Authority Projects, Series A (RB) 5.00%, 06/15/32 (c)	415		419,727
New York State Environmental Facilities Corp., Municipal Water Finance Authority Projects, Series B (RB) 5.00%, 06/15/36 (c)	1,250		1,345,706
New York State Environmental Facilities Corp., Municipal Water Finance Authority Projects, Series E (RB) 5.00%, 06/15/33 (c)	1,000		1,037,075
New York State Housing Finance Agency, Series A (RB) 3.95%, 11/01/50 (c) (p)	2,500		2,544,225
New York State Housing Finance Agency, Series A-1 (RB) 3.60%, 11/01/44 (c) (p)	500		509,531
New York State Housing Finance Agency, Series H (RB) (AG) 2.10%, 11/01/35 (c)	835		706,829
New York State Thruway Authority, Personal Income Tax, Series A-1 (RB) 4.00%, 03/15/40 (c)	525		525,741
New York State Thruway Authority, Series A (RB) 5.00%, 01/01/41 (c)	1,000		1,001,077
New York State Thruway Authority, Series B (RB) (AG) 4.00%, 01/01/37 (c)	800		808,701
	Par (000’s	)	Value
New York (continued)
New York State Thruway Authority, Series L (RB)
3.50%, 01/01/37 (c)	$1,120		$1,123,178
4.00%, 01/01/36 (c)	2,500		2,519,555
New York State Thruway Authority, State Personal Income Tax, Series A (RB) 5.00%, 03/15/39 (c)	2,000		2,202,474
New York State Thruway Authority, State Personal Income, Series A-1 (RB)
5.00%, 03/15/34 (c)	2,000		2,216,645
5.00%, 03/15/35 (c)	800		881,191
New York State Urban Development Corp., State Personal Income, Series A (RB) 5.00%, 03/15/37 (c)	1,475		1,594,397
New York State Urban Development Corp., State Personal Income, Series C (RB)
4.00%, 03/15/34 (c)	1,000		1,034,298
4.00%, 03/15/37 (c)	1,000		1,016,159
5.00%, 03/15/32 (c)	4,295		4,473,692
New York State Urban Development Corp., State Sales Tax, Series A (RB)
5.00%, 03/15/35 (c)	1,000		1,072,802
5.00%, 03/15/36 (c)	4,500		4,976,949
New York State, Urban Development Coporation, Series B (RB) 5.00%, 03/15/36 (c)	1,000		1,139,401
New York Transitional Finance Authority, Series E (RB) 5.00%, 11/01/36 (c)	1,760		2,023,162
New York Transportation Development Corp., Terminal 4 John F. Kennedy International Airport Project, Series C (RB) 5.00%, 12/01/35 (c)	750		810,336
Port Authority of New York & New Jersey (RB)
5.00%, 01/15/40 (c)	1,000		1,124,115
5.00%, 01/15/41 (c)	2,000		2,222,225
Port Authority of New York and New Jersey, Series 209 (RB) 5.00%, 07/15/36 (c)	500		526,930
Port Authority of New York and New Jersey, Series 211 (RB) 5.00%, 09/01/34 (c)	500		530,926
Port Authority of New York and New Jersey, Series 217 (RB) 5.00%, 11/01/36 (c)	500		536,723
Port Authority of New York and New Jersey, Series 222 (RB) 4.00%, 07/15/36 (c)	2,600		2,679,573

See Notes to Financial Statements

113

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(unaudited) (continued)

	Par (000’s	)	Value
New York (continued)
4.00%, 07/15/37 (c)	$3,975		$4,081,332
5.00%, 07/15/34 (c)	1,000		1,099,211
5.00%, 07/15/35 (c)	1,000		1,095,208
State of New York, Dormitory Authority, Series A (RB) 5.00%, 03/15/41 (c)	1,000		1,104,071
State of New York, Mortgage Agency, Series 195 (RB) 3.00%, 10/01/31 (c)	615		609,599
State of New York, Mortgage Agency, Series 205 (RB) 3.12%, 10/01/32 (c)	460		457,006
Town of Hempstead, New York Public Improvement (GO) 4.00%, 05/01/41 (c)	1,000		1,023,615
Triborough Bridge and Tunnel Authority, MTA Bridges and Tunnels, Series A-1 (RB)
5.00%, 05/15/40 (c)	750		832,783
5.00%, 11/15/41 (c)	2,000		2,224,819
Triborough Bridge and Tunnel Authority, MTA Bridges and Tunnels, Series A-2 (RB) 5.00%, 11/15/35	2,260		2,672,233
Triborough Bridge and Tunnel Authority, Payroll Mobility Tax, Series A (RB) 5.00%, 11/15/31	1,000		1,140,884
Triborough Bridge and Tunnel Authority, Payroll Mobility Tax, Series C (RB)
5.00%, 11/15/36 (c)	3,000		3,421,227
5.00%, 05/15/37 (c)	1,225		1,347,532
5.00%, 11/15/38 (c)	2,000		2,273,929
Triborough Bridge and Tunnel Authority, Series B (RB)
5.00%, 11/15/32 (c)	1,070		1,107,841
5.00%, 11/15/33 (c)	1,255		1,298,338
5.00%, 11/15/37 (c)	1,000		1,027,584
Troy Capital Resource Corp., Rensselaer Polytechnic Institute Project, Series A (RB) 5.00%, 09/01/31 (c)	1,250		1,361,873
TSASC, Inc., Tobacco Settlement Bonds, Series A (RB)
5.00%, 06/01/33 (c)	500		510,398
5.00%, 06/01/35 (c)	845		858,934
TSASC, Inc., Tobacco Settlement, Series A (RB) 5.00%, 06/01/41 (c)	1,000		1,002,965
Utility Debt Securitization Authority (RB)
5.00%, 12/15/36 (c)	2,830		2,833,588
5.00%, 12/15/38 (c)	2,000		2,072,693
Utility Debt Securitization Authority, Series A (RB)
5.00%, 12/15/32 (c)	610		617,622
5.00%, 12/15/33 (c)	2,000		2,023,516
5.00%, 12/15/35 (c)	500		505,052
	Par (000’s	)	Value
New York (continued)
Utility Debt Securitization Authority, Series E (RB) 5.00%, 12/15/35 (c)	$2,000		$2,291,527
			374,981,534
North Carolina: 1.2%
Charlotte-Mecklenburg Hospital Authority, Atrium Health Care, Series D (RB) 5.00%, 01/15/49 (p)	3,000		3,344,448
Charlotte-Mecklenburg Hospital Authority, Carolinas Healthcare System, Series A (RB) 4.00%, 01/15/35 (c)	1,925		1,928,072
County of Wake (RB) 3.00%, 03/01/35 (c)	1,500		1,472,809
North Carolina Charlotte Douglas International Airport, Series A (RB) 4.00%, 07/01/39 (c)	1,670		1,696,042
North Carolina Housing Finance Agency Home Ownership (RB) 4.60%, 07/01/37 (c)	995		1,027,814
North Carolina Housing Finance Agency, Home Ownership (RB) 4.88%, 07/01/42 (c)	495		517,471
North Carolina Medical Care Commission (RB) 5.00%, 06/01/36 (c)	1,000		1,150,545
North Carolina Municipal Power Agency No. 1, Series A (RB) 5.00%, 01/01/32 (c)	1,000		1,086,716
North Carolina Turnpike Authority, Triangle Expressway System, Series A (RB)
4.00%, 01/01/33 (c)	890		912,969
4.00%, 01/01/34 (c)	360		368,701
4.00%, 01/01/35 (c)	800		816,494
State of North Carolina (GO) 2.00%, 06/01/32 (c)	3,715		3,447,520
State of North Carolina, Department of State Treasurer (RB)
5.00%, 03/01/36 (c)	1,500		1,749,597
5.00%, 03/01/40 (c)	2,625		2,941,296
State of North Carolina, Department of State Treasurer, Series B (GO) 2.12%, 06/01/36 (c)	625		547,691
State of North Carolina, Series A (GO) 3.00%, 06/01/34 (c)	380		378,668
State of North Carolina, Series A (RB) 5.00%, 05/01/34 (c)	1,000		1,133,063

See Notes to Financial Statements

114

	Par (000’s	)	Value
North Carolina (continued)
University of North Carolina at Chapel Hill, Series B (RB) 5.00%, 12/01/37 (c)	$1,000		$1,111,112
			25,631,028
North Dakota: 0.0%
City of Grand Forks, Altru Health System (RB) (AG) 4.00%, 12/01/41 (c)	1,000		912,970
Ohio: 2.0%
Akron Bath Copley Joint Township Hospital District, Summa Health (RB) 4.00%, 11/15/35 (c)	1,000		1,058,143
American Municipal Power, Inc., Spairie State Campus Project, Series A (RB) (BAM) 4.00%, 02/15/34 (c)	1,520		1,581,769
American Municipal Power, Inc., Spairie State Campus Project, Series B (RB) 5.00%, 02/15/35 (c)	1,360		1,468,989
Buckeye Tobacco Settlement Financing Authority, Series A-2 (RB)
5.00%, 06/01/32 (c)	500		537,809
5.00%, 06/01/33 (c)	500		534,512
5.00%, 06/01/34 (c)	3,000		3,178,319
City of Columbus OH (GO)
5.00%, 10/01/40 (c)	1,000		1,139,436
5.00%, 10/01/41 (c)	1,000		1,127,212
City of Columbus, Various Purpose, Series A (GO) 5.00%, 08/15/40 (c)	1,000		1,126,077
County of Allen, Ohio, Hospital Facilities, Bon Secours Mercy Health, Inc., Series A (RB)
5.00%, 11/01/33	1,000		1,139,549
5.00%, 11/01/34	1,000		1,145,977
County of Butler, Ohio Hospital Facilities, UC Health (RB) 4.00%, 11/15/37 (c)	500		486,362
County of Cuyahoga, Ohio Hospital, The Metrohealth System (RB) 5.00%, 02/15/42 (c)	1,000		1,000,606
County of Hamilton, Series A (RB) 4.00%, 12/01/31 (c)	1,000		1,012,228
Ohio Turnpike and Infrastructure Commission, Series A (RB)
5.00%, 02/15/32 (c)	500		523,286
5.00%, 02/15/39 (c)	2,000		2,215,940
Ohio Water Development Authority Water Pollution Control Loan Fund, Series D (RB) 5.00%, 12/01/34	2,500		2,961,067
	Par (000’s	)	Value
Ohio (continued)
Ohio Water Development Authority, Drinking Water Assistance, Series A (RB)
5.00%, 12/01/36 (c)	$1,335		$1,473,819
5.00%, 12/01/40 (c)	1,000		1,118,349
Ohio Water Development Authority, Fresh Water (RB) 5.00%, 12/01/37 (c)	1,760		1,885,891
Ohio Water Development Authority, Water Pollution Control, Series A (RB)
5.00%, 06/01/33 (c)	1,000		1,104,891
5.00%, 12/01/37 (c)	1,970		2,128,751
State of Ohio (GO) 5.00%, 05/01/45 (c)	2,000		2,159,243
State of Ohio (RB) 5.00%, 10/01/42 (c)	1,500		1,646,282
State of Ohio Common Schools, Series A (GO) 5.00%, 06/15/40 (c)	1,000		1,132,393
State of Ohio Hospital, Cleveland Clinic Health System, Series A (RB) 4.00%, 01/01/34 (c)	760		774,256
State of Ohio, Cleveland Clinic System, Series B (RB) (BAM) 4.00%, 01/01/41 (c)	835		835,814
State of Ohio, Highway Capital Improvement, Series T (GO) 5.00%, 05/01/33 (c)	1,000		1,032,057
State of Ohio, Major New Infrastructure Project (RB) 5.00%, 12/15/31	1,225		1,395,748
State of Ohio, Ohio Water Development Authority, Water Pollution Control, Series A (RB) 5.00%, 12/01/40 (c)	1,000		1,118,349
State of Ohio, Series A (GO)
5.00%, 06/15/35	1,000		1,183,230
5.00%, 09/01/36 (c)	840		959,273
			42,185,627
Oklahoma: 0.1%
Grand River Dam Authority, Series A (RB) 4.00%, 06/01/33 (c)	2,000		2,021,434
Oklahoma Turnpike Authority, Series C (RB) 5.00%, 01/01/35 (c)	565		578,793
			2,600,227
Oregon: 1.4%
City of Portland Oregon, Sewer System, Series A (RB) 3.00%, 03/01/37 (c)	2,350		2,245,270
Corvallis School District No. 509J, Series B (GO) (SBG) 5.00%, 06/15/35 (c)	1,285		1,351,639

See Notes to Financial Statements

115

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(unaudited) (continued)

	Par (000’s	)	Value
Oregon (continued)
Hillsboro School District No. 1J (GO) (SBG) 5.00%, 06/15/35 (c)	$590		$608,105
Marion and Polk County, Salem-Keizer School District No. 24J, Series B (GO) (SBG)
4.00%, 06/15/35 (c)	740		755,718
5.00%, 06/15/32 (c)	545		577,584
Marion and Polk County, Salem-Keizer School District No. 24J, Series C (GO) (SBG) 4.00%, 06/15/38 (c)	2,000		2,045,072
Medford, Oregon Hospital Facilities Authority, Series A (RB) 5.00%, 08/15/33 (c)	720		780,941
Medford, Oregon Hospital Facilities Authority, Series A (RB) (AG) 5.00%, 08/15/34 (c)	700		755,382
Multnomah and Clackamas Counties, School District No. 10JT, Series B (GO) (SBG)
0.00%, 06/15/32 (c) ^	1,215		936,770
0.00%, 06/15/33 (c) ^	1,010		742,528
Multnomah County School District No. 1J, Series B (GO) (SBG)
2.00%, 06/15/42 (c)	550		390,342
3.00%, 06/15/33 (c)	1,280		1,279,174
3.25%, 06/15/42 (c)	295		261,802
Multnomah County, School District No. 1J (GO) (SBG) 5.00%, 06/15/35 (c)	1,000		1,145,834
Oregon State Lottery (RB) 5.00%, 04/01/33	1,000		1,160,906
Portland Community College District (GO) 5.00%, 06/15/36 (c)	1,000		1,137,156
State of Oregon Department of Administrative Services, Oregon State Lottery, Series A (RB)
5.00%, 04/01/35	1,000		1,182,115
5.00%, 04/01/36 (c)	500		585,211
5.00%, 04/01/41 (c)	1,000		1,111,594
State of Oregon, Department of Transportation, Highway User Tax, Series A (RB)
4.00%, 11/15/38 (c)	3,000		3,068,801
5.00%, 11/15/36 (c)	1,000		1,093,345
5.00%, 11/15/36 (c)	1,650		1,771,294
State of Oregon, Series A (GO)
5.00%, 05/01/36 (c)	1,000		1,139,058
5.25%, 05/01/42 (c)	500		564,364
Tri-County Metropolitan Transportation District of Oregon, Series A (RB) 3.25%, 10/01/34 (c)	570		560,717
	Par (000’s	)	Value
Oregon (continued)
Washington & Multnomah Counties School District No 48J Beaverton (GO) (SBG) 0.00%, 06/15/37 (c) ^	$1,000		$644,159
			27,894,881
Pennsylvania: 3.4%
Allegheny County Hospital Development Authority, Series A (RB)
5.00%, 04/01/33 (c)	1,120		1,166,315
5.00%, 07/15/33 (c)	810		860,329
Allegheny County Sanitary Authority (RB)
5.00%, 12/01/35 (c)	1,000		1,001,611
5.00%, 12/01/40 (c)	1,800		2,007,520
City of Philadelphia, Gas Works (RB)
5.00%, 10/01/32 (c)	970		986,096
5.00%, 10/01/33 (c)	680		690,854
City Of Philadelphia, Pennsylvania, Series A (GO) 4.00%, 05/01/41 (c)	1,350		1,340,899
City of Philadelphia, Series B (GO) 5.00%, 02/01/37 (c)	1,500		1,590,016
City of Philadelphia, Series C (RB) (AG) 5.00%, 09/01/37 (c)	2,000		2,289,930
Commonwealth of Pennsylvania (GO)
3.00%, 09/15/35 (c)	1,055		1,007,891
4.00%, 02/01/32 (c)	1,500		1,504,618
5.00%, 09/01/32	2,000		2,297,131
5.00%, 09/01/37 (c)	1,000		1,128,228
5.00%, 08/15/39 (c)	2,000		2,240,188
Geisinger Authority Health System, Series A (RB)
4.00%, 04/01/39 (c)	1,000		995,613
5.00%, 02/15/39 (c)	3,100		3,143,608
Pennsylvania Economic Development Financing Authority, UPMC, Series A (RB) 3.38%, 11/15/33 (c)	1,000		1,000,915
Pennsylvania Higher Educational Facilities Authority (RB)
4.00%, 06/15/34 (c)	645		647,943
4.00%, 06/15/34 (c)	120		128,610
Pennsylvania Higher Educational Facilities Authority, The University of Pennsylvania, Series A (RB) 5.00%, 02/15/35	500		587,946
Pennsylvania Higher Educational Facilities Authority, Thomas Jefferson University, Series B (RB) 5.25%, 11/01/41 (c)	1,500		1,654,531

See Notes to Financial Statements

116

	Par (000’s	)	Value
Pennsylvania (continued)
Pennsylvania Higher Educational Facilities Authority, Trustee of University, Series B (RB) 5.00%, 10/01/34 (c)	$2,675		$2,678,712
Pennsylvania Housing Finance Agency, Single Family Mortgage (RB)
2.28%, 10/01/41 (c)	500		385,279
2.80%, 10/01/31 (c)	700		680,530
3.15%, 10/01/39 (c)	1,000		919,380
3.20%, 10/01/31 (c)	425		424,992
3.65%, 10/01/32 (c)	315		315,420
Pennsylvania Housing Finance Agency, Single Family Mortgage, Series A (RB) 4.30%, 10/01/41 (c)	1,000		1,007,016
Pennsylvania Housing Finance Agency, Single Family Mortgage, Series B (RB) 3.20%, 10/01/32 (c)	300		298,879
Pennsylvania Turnpike Commission (RB)
5.00%, 06/01/33	2,000		2,285,149
5.00%, 12/01/36 (c)	2,000		2,296,364
5.00%, 12/01/40 (c)	1,000		1,124,976
5.00%, 12/01/45 (c) (p)	1,000		1,135,575
Pennsylvania Turnpike Commission, Motor License (RB) 4.00%, 12/01/37 (c)	2,000		2,021,989
Pennsylvania Turnpike Commission, Series A (RB)
5.00%, 12/01/32 (c)	750		768,477
5.00%, 12/01/33 (c)	1,000		1,149,933
5.00%, 12/01/37 (c)	1,000		1,070,376
5.00%, 12/01/37 (c)	1,250		1,317,790
Pennsylvania Turnpike Commission, Series A-1 (RB) 5.00%, 12/01/37 (c)	1,025		1,062,890
Pennsylvania Turnpike Commission, Series B (RB)
4.00%, 12/01/36 (c)	1,000		1,031,893
4.00%, 12/01/37 (c)	1,025		1,051,299
5.00%, 12/01/34 (c)	700		781,076
5.00%, 12/01/34 (c)	1,010		1,011,667
5.00%, 12/01/40 (c)	1,000		1,129,534
Pittsburgh Water and Sewer Authority, Series B (RB) (AG)
5.00%, 09/01/31	1,460		1,650,215
5.00%, 09/01/32	2,000		2,290,401
5.00%, 09/01/33	2,000		2,318,022
School District of Philadelphia, Series F (GO) (SAW)
5.00%, 09/01/32 (c)	485		490,682
5.00%, 09/01/37 (c)	1,000		1,007,478
5.00%, 09/01/38 (c)	1,570		1,580,339
State of Pennsylvania (GO) 5.00%, 09/01/31	2,000		2,264,039
	Par (000’s	)	Value
Pennsylvania (continued)
State Public School Building Authority, School District of Philadelphia Project, Series A (RB) (AG)
5.00%, 06/01/32 (c)	$1,750		$1,780,878
5.00%, 06/01/33 (c)	1,225		1,244,920
Westmoreland County Municipal Authority (RB) (BAM) 5.00%, 08/15/40 (c)	1,000		1,106,546
			69,953,508
Rhode Island: 0.2%
Rhode Island Housing and Mortgage Finance Corp., Series A (RB) (AG) 2.10%, 10/01/35 (c)	1,000		848,415
State of Rhode Island, Series A (GO)
4.12%, 08/01/42 (c)	600		602,541
5.00%, 08/01/39 (c)	2,000		2,194,965
Tobacco Settlement Financing Corp., Series A (RB) 5.00%, 06/01/40 (c)	1,000		1,000,078
			4,645,999
South Carolina: 0.8%
City of Columbia, South Carolina, Series B (RB) 4.00%, 02/01/41 (c)	2,000		2,001,306
Lancaster County, School District (GO)
3.25%, 03/01/32 (c)	325		325,553
4.00%, 03/01/35 (c)	1,000		1,010,592
Piedmont Municipal Power Agency, Series B (RB) 5.00%, 01/01/32 (c)	1,000		1,098,550
South California Jobs, Economic Development Authority Hospital Facilities, Bon Second Mercy Health, Inc., Series B (RB) 5.00%, 11/01/49 (c) (p)	1,000		1,121,426
South Carolina Jobs-Economic Development Authority, Novant Health, Inc., Series A (RB)
5.00%, 11/01/34 (c)	5,000		5,714,485
5.25%, 11/01/40 (c)	1,000		1,112,391
South Carolina Transportation Infrastructure Bank, Series A (RB) 5.00%, 10/01/37 (c)	1,000		1,033,112
South Carolina, Public Service Authority, Series A (RB) 5.00%, 12/01/37 (c)	1,500		1,513,173
Town of Mount Pleasant, South Carolina Water and Sewer System, Series A (RB) 4.00%, 06/01/39 (c)	1,000		1,006,796
			15,937,384

See Notes to Financial Statements

117

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(unaudited) (continued)

	Par (000’s	)	Value
South Dakota: 0.1%
South Dakota Health and Educational Facilities Authority, Series C-2 (RB) 5.00%, 11/01/51 (c) (p)	$2,000		$2,201,861
Tennessee: 1.0%
County of Shelby, Public Improvement, Series B (GO) 4.00%, 04/01/40 (c)	1,000		1,006,981
Metropolitan Government of Nashville and Davidson County (GO) 4.00%, 01/01/32 (c)	580		583,075
Metropolitan Government of Nashville and Davidson County, Vanderbilt University Medical Center, Series A (RB)
5.00%, 07/01/33	1,240		1,403,382
5.00%, 07/01/34	2,000		2,276,143
New Memphis Arena Public Building Authority, Memphis and Shelby County, Tennessee (RB) 0.00%, 04/01/33 (c) ^	2,550		1,887,787
Shelby County, Public Improvement, Series B (GO)
4.00%, 04/01/33 (c)	3,000		3,151,062
4.00%, 04/01/34 (c)	1,000		1,046,868
4.00%, 04/01/35 (c)	1,000		1,039,480
State of Tennessee, Series A (GO) 5.00%, 05/01/35 (c)	1,000		1,153,160
Tennessee Energy Acquisition Corp., Commodity Project, Series A (RB) 5.00%, 05/01/52 (c) (p)	4,000		4,317,046
Tennessee Energy Acquisition Corp., Series A (RB) 5.00%, 12/01/35 (c)	2,000		2,178,623
The Health and Educational Facilities Board of the Town of Greenville Tennessee, Ballad Health, Series A (RB) 4.00%, 07/01/40 (c)	1,155		1,129,344
			21,172,951
Texas: 9.7%
Aldine Independent School District, Series A (GO)
4.00%, 02/15/33 (c)	910		921,322
4.00%, 02/15/34 (c)	675		682,573
Arlington, Texas Independent School District (GO) 4.00%, 02/15/34 (c)	1,000		1,033,053
Austin, Texas Independent School District (GO)
5.00%, 08/01/36 (c)	1,500		1,678,976
5.00%, 08/01/37 (c)	1,000		1,135,531
Bexar County, Texas Hospital District Ltd. (GO) 4.00%, 02/15/35 (c)	1,000		1,011,640
	Par (000’s	)	Value
Texas (continued)
Board of Regents of the University of Texas System, Series A (RB) 3.00%, 08/15/41 (c)	$525		$459,742
Board of Regents of the University of Texas System, Series A (RB) (AG) 5.00%, 08/15/31 (c)	900		980,014
Board of Regents of the University of Texas System, Series B (RB)
5.00%, 07/01/36	2,250		2,665,823
5.00%, 08/15/41 (c)	1,000		1,105,875
Cedar Hill Independent School District (GO) 5.00%, 02/15/41 (c)	1,000		1,092,247
City Of Austin, Texas (GO) 5.00%, 09/01/42 (c)	1,000		1,100,650
City of Austin, Texas Electric Utility System (RB) 5.00%, 11/15/35 (c)	2,000		2,274,110
City of Dallas, Series A (GO) 3.00%, 02/15/36 (c)	600		563,491
City of Dallas, Waterworks and Sewer System, Series A (RB) 5.00%, 10/01/31 (c)	600		610,825
City of Dallas, Waterworks and Sewer System, Series C (RB) 5.00%, 10/01/33 (c)	1,500		1,658,019
City of Denton, Utility System (RB) 5.00%, 12/01/31 (c)	965		988,454
City of Houston, Airport System, Series D (RB) 5.00%, 07/01/36 (c)	1,000		1,046,438
City of Houston, Combined Utility System, First Lien, Series A (RB)
5.00%, 11/15/33 (c)	4,500		4,955,785
5.00%, 11/15/36 (c)	1,000		1,136,798
City of Houston, Combined Utility System, First Lien, Series C (RB) 4.00%, 11/15/36 (c)	1,500		1,548,360
City of Houston, Combined Utility System, First Lien, Series D (RB) 5.00%, 11/15/33 (c)	1,000		1,063,053
City of Houston, Public Improvement, Series A (GO) 5.00%, 03/01/32 (c)	1,000		1,070,854
City of Houston, Series A (GO)
5.00%, 03/01/32 (c)	520		535,092
5.00%, 03/01/40 (c)	1,000		1,089,487
City of Houston, Texas Public Improvement, Series A (GO) 5.00%, 03/01/34 (c)	1,000		1,136,998

See Notes to Financial Statements

118

	Par (000’s	)	Value
Texas (continued)
City of San Antonio, Bexar County, Series B (RB) 5.00%, 05/15/35 (c)	$1,000		$1,160,526
City of San Antonio, Electric and Gas Systems (RB) 5.00%, 02/01/33 (c)	1,000		1,124,044
City of San Antonio, Series A (RB) 5.00%, 05/15/37 (c)	1,000		1,147,281
Clear Creek Independent School District, Unlimited Tax (GO) 5.00%, 02/15/38 (c)	2,000		2,249,313
Clifton Higher Education Finance Corp., International Leadership of Texas, Inc., Series A (RB) 5.00%, 02/15/36 (c)	750		835,870
Corpus Christi Independent School District (GO) 4.00%, 08/15/32 (c)	320		329,705
County of Bexar, Alamo Community College District (GO) 4.00%, 08/15/32 (c)	1,000		1,055,566
County of Collin, Community College District (GO)
3.25%, 08/15/33 (c)	500		501,879
4.00%, 08/15/31 (c)	925		945,667
County of Dallas, Cedar Hill Independent School District (GO) 5.00%, 02/15/40 (c)	1,000		1,102,152
County of Dallas, Garland Independent School District, Series A (GO) 5.00%, 02/15/37 (c)	500		559,504
County of Dallas, Highland Park Independent School District (GO) 3.00%, 02/15/35 (c)	1,540		1,503,214
County of Fort Bend TX Toll Road Revenue (RB) (AG) 5.00%, 03/01/41 (c)	500		543,384
County of Harris, Houston Independent School District, Series A (GO) 4.00%, 02/15/39 (c)	1,000		1,001,048
County of Harris, Toll Road, Senior Lien, Series A (RB) 5.00%, 08/15/33 (c)	675		684,739
Cypress-Fairbanks Independent School District (GO) 4.00%, 02/15/38 (c)	1,275		1,305,752
Cypress-Fairbanks Independent School District, Series A (GO)
3.00%, 02/15/34 (c)	500		497,861
3.00%, 02/15/35 (c)	2,335		2,309,251
4.00%, 02/15/37 (c)	1,500		1,553,389
	Par (000’s	)	Value
Texas (continued)
Dallas Area Rapid Transit, Senior Lien (RB) 5.00%, 12/01/33 (c)	$1,835		$1,987,253
Dallas Independent School District, Unlimited Tax School Building (GO)
5.00%, 02/15/35 (c)	1,000		1,116,474
5.00%, 02/15/36 (c)	1,000		1,109,388
5.00%, 02/15/40 (c)	1,500		1,618,459
Eagle Mountain and Saginaw Independent School District (GO) 4.00%, 08/15/32 (c)	335		335,986
EP Tuscany Zaragosa PFC Residential Development, Tuscany at Mega Hills and Villas (RB) 4.00%, 12/01/33 (c)	1,000		997,762
Frisco Independent School District (GO)
4.00%, 02/15/32 (c)	1,350		1,426,796
4.00%, 02/15/36 (c)	1,345		1,390,237
5.00%, 08/15/36 (c)	1,000		1,062,715
FW Chaparral PFC, Texas Residential Development (RB) 4.00%, 10/01/35 (c)	500		497,697
Harris County Hospital District (GO)
5.00%, 02/15/33	1,000		1,139,079
5.00%, 02/15/34	1,000		1,148,880
5.00%, 02/15/35	1,000		1,152,947
Harris County, Cultural Education Facilities Finance Corp., Memorial Hermann Health System, Series B (RB) 5.00%, 07/01/36 (c)	3,000		3,410,828
Harris County, Cultural Education Facilities Finance Corp., Texas Children’s Hospital, Series A (RB) 3.00%, 10/01/40 (c)	1,145		978,218
Harris County, Flood Control District Improvement, Series A (GO) 4.00%, 10/01/35 (c)	1,000		1,038,571
Harris County, Hospital District (RB) 4.00%, 02/15/42 (c)	560		542,023
Harris County, Texas Permanent Improvement (GO) 5.00%, 09/15/41 (c)	1,000		1,092,322
Hays Consolidated Independent School District (GO) 5.00%, 02/15/40 (c)	1,000		1,077,223

See Notes to Financial Statements

119

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(unaudited) (continued)

	Par (000’s	)	Value
Texas (continued)
Katy Independent School District, Fort Bend, Harris and Waller Counties (GO) 5.00%, 02/15/38 (c)	$2,510		$2,568,179
Lamar Consolidated Independent School District, Fort Bend County, Texas, Series A (GO) 5.00%, 02/15/41 (c)	2,000		2,165,064
Leander Independent School District, Series A (GO) 0.00%, 08/16/42 (c) ^	900		421,216
Lewisville Independent School District, Denton and Tarrant Counties (GO) 5.00%, 08/15/37 (c)	1,910		2,147,353
Lone Star College System (GO)
4.00%, 02/15/32 (c)	1,500		1,504,366
5.00%, 02/15/33 (c)	400		402,228
Lower Colorado River Authority (RB) (AG) 5.00%, 05/15/32 (c)	1,000		1,116,863
Lower Colorado River Authority, LCRA Transmission Services Corp. Project, Series A (RB)
5.00%, 05/15/37 (c)	1,000		1,143,745
5.25%, 05/15/42 (c)	1,655		1,830,804
Lower Colorado River Authority, LCRA Transmission Services Corp. Project, Series A (RB) (AG) 5.00%, 05/15/36 (c)	1,000		1,127,462
Midland County Texas, Midland Independent School District (GO) 4.00%, 02/15/39 (c)	2,555		2,620,145
New Hope Cultural Education Facilities Finance Corp. Hospital, Children’s Healthcare, Series A (RB)
4.00%, 08/15/36 (c)	1,005		1,008,679
4.00%, 08/15/40 (c)	555		537,846
North East Texas Regional Mobility Authority (RB)
5.00%, 01/01/40 (c)	1,100		1,195,423
5.00%, 01/01/42 (c)	600		642,065
North Texas Municipal Water District, Water System (RB) 5.00%, 09/01/35 (c)	715		723,728
North Texas Tollway Authority (RB)
5.00%, 01/01/35 (c)	2,000		2,278,884
5.00%, 01/01/39 (c)	2,000		2,251,040
North Texas Tollway Authority System, Series B (RB)
4.00%, 01/01/33 (c)	1,975		2,051,912
4.00%, 01/01/36 (c)	2,000		2,039,484
4.00%, 01/01/38 (c)	2,250		2,267,068
	Par (000’s	)	Value
Texas (continued)
5.00%, 01/01/34	$3,000		$3,448,321
5.00%, 01/01/39 (c)	1,000		1,016,817
North Texas Tollway Authority, First Tier, Series A (RB)
4.12%, 01/01/40 (c)	2,000		2,031,167
5.00%, 01/01/33 (c)	500		501,687
5.00%, 01/01/41 (c)	1,500		1,631,620
North Texas Tollway Authority, Second Tier, Series B (RB) (AG) 4.00%, 01/01/35 (c)	450		453,223
Northside Independent School District, Unlimited Tax (GO) 5.00%, 08/15/32 (c)	880		916,417
Permanent University Fund, University of Texas System,Series A (RB) 5.00%, 07/01/33 (c)	1,180		1,347,192
Pflugerville Independent School District, Unlimited Tax, Series A (GO)
5.00%, 02/15/34 (c)	1,875		2,111,598
5.00%, 02/15/37 (c)	1,000		1,098,247
Plano Independent School District, Unlimited Tax (GO)
5.00%, 02/15/35 (c)	1,000		1,120,288
5.00%, 02/15/36 (c)	1,000		1,110,117
Port of Houston Authority of Harris County, Series A-2 (GO) 5.00%, 10/01/34 (c)	1,000		1,095,681
State of Texas (GO)
5.00%, 10/01/35	1,750		2,066,410
5.00%, 10/01/41 (c)	2,000		2,243,547
State of Texas, Conroe Independent School Disrict (GO) 5.00%, 02/15/38 (c)	1,000		1,128,526
State of Texas, Tarrant County College District (GO) 5.00%, 08/15/40 (c)	2,020		2,187,263
State of Texas, Tarrant County, Hurst-Euless-Bedford Independent School District (GO) 4.00%, 08/15/40 (c)	1,000		1,021,387
Texas Department of Housing & Community Affairs, Series A (RB) (GNMA/FNMA) 3.80%, 07/01/39 (c)	1,670		1,653,292
Texas Municipal Gas Acquisition & Supply Corp.III (RB) 5.00%, 12/15/31	1,475		1,597,020
Texas Municipal Gas Acquisition & Supply Corp. IV, Series B (RB) 5.50%, 01/01/54 (c) (p)	3,000		3,404,310

See Notes to Financial Statements

120

	Par (000’s	)	Value
Texas (continued)
Texas Municipal Gas Acquisition and Supply Corp.III (RB) 5.00%, 12/15/32	$1,000		$1,092,616
Texas Municipal Gas Acquisition and Supply Corp.V (RB) 5.00%, 01/01/55 (c) (p)	2,000		2,202,806
Texas Municipal Power Agency (RB) (AG) 3.00%, 09/01/38 (c)	1,000		909,766
Texas Private Activity Bond Surface Transportation Corp., Managed Lanes Project, Series A (RB) 4.00%, 06/30/39 (c)	1,700		1,659,423
Texas Private Activity Bond Surface Transportation Corp., NTE Mobility Partners LLC Project, Series A (RB) 4.00%, 12/31/37 (c)	1,000		1,000,880
Texas Private Activity Bond Surface Transportation Corporation, Series A (RB) 4.00%, 12/31/39 (c)	2,000		1,957,652
Texas State, Series E (GO) 5.00%, 08/01/42 (c)	2,000		2,218,823
Texas Transportation Commission, Central Texas Turnpike System, Series C (RB) 5.00%, 08/15/41 (c)	2,255		2,439,307
Texas Transportation Commission, Highway Improvement, Series A (GO) 5.00%, 04/01/38 (c)	1,000		1,002,567
Texas Transportation Commission, State of Texas Highway Improvement (GO) 5.00%, 04/01/40 (c)	2,500		2,755,570
Texas Water Development Board (RB)
3.00%, 10/15/34 (c)	500		496,116
3.00%, 10/15/35 (c)	750		735,949
3.00%, 10/15/36 (c)	950		911,294
4.00%, 10/15/31 (c)	2,000		2,112,238
4.00%, 10/15/35 (c)	2,000		2,011,813
5.00%, 10/15/36 (c)	1,000		1,154,363
5.00%, 10/15/39 (c)	1,000		1,124,596
5.00%, 10/15/40 (c)	2,000		2,249,161
5.00%, 10/15/42 (c)	2,000		2,206,927
Texas Water Development Board, Series A (RB)
3.00%, 10/15/35 (c)	2,650		2,598,132
4.00%, 10/15/33 (c)	400		407,916
4.00%, 10/15/33 (c)	600		615,385
4.00%, 10/15/34 (c)	1,000		1,000,287
4.00%, 10/15/34 (c)	1,000		1,017,445
4.60%, 10/15/39 (c)	1,000		1,070,360
	Par (000’s	)	Value
Texas (continued)
4.65%, 10/15/40 (c)	$2,000		$2,132,407
Texas Water Development Board, Series B (RB)
4.00%, 10/15/34 (c)	1,000		1,027,997
4.00%, 10/15/37 (c)	3,000		3,050,690
5.00%, 10/15/32 (c)	1,500		1,603,084
Texas Water Development Board, Series D (RB) 3.00%, 10/15/37 (c)	500		471,899
Tomball Independent School District, Unlimited Tax (GO)
5.00%, 02/15/37 (c)	1,100		1,230,910
5.00%, 02/15/38 (c)	1,000		1,111,318
5.00%, 02/15/42 (c)	1,000		1,073,615
Travis County, Texas Permanent Improvement (GO)
4.00%, 03/01/41 (c)	1,000		1,007,852
5.00%, 03/01/40 (c)	1,000		1,103,032
University of Houston, Board of Regents, Series A (RB) 5.00%, 02/15/35 (c)	1,500		1,677,991
University of Texas, Board of Regents, Series A (RB)
5.00%, 08/15/34 (c)	2,000		2,278,024
5.00%, 07/01/40 (c)	1,000		1,104,412
University of Texas, Board of Regents, Series B (RB) 5.00%, 07/01/37 (c)	1,990		2,270,334
			200,400,854
Utah: 0.6%
Central Utah Water Conservancy District, Series B (RB) 4.00%, 10/01/34 (c)	395		401,065
Downtown Revitalization Public Infrastructure District (RB) (AG) 5.00%, 06/01/34	1,000		1,155,440
Intermountain Power Agency, Utah Power Supply, Series A (RB) 4.00%, 07/01/36 (c)	1,000		1,023,629
University of Utah, Series B (RB) 5.00%, 08/01/38 (c)	2,220		2,448,185
Utah Telecommunication Open Infrastructure Agency (RB) 5.25%, 06/01/37 (c)	2,770		3,099,056
Utah Transit Authority (RB)
5.00%, 06/15/40 (c)	2,000		2,235,205
5.00%, 06/15/41 (c)	1,000		1,105,926
Utah Transit Authority (RB) (BAM) 4.00%, 12/15/41 (c)	1,650		1,650,513
			13,119,019

See Notes to Financial Statements

121

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(unaudited) (continued)

	Par (000’s	)	Value
Vermont: 0.1%
University of Vermont & State Agricultural College (RB) 4.00%, 10/01/40 (c)	$2,000		$1,985,007
Virginia: 1.4%
Arlington County, Viginia Public Improvement (GO) 5.00%, 06/15/34 (c)	2,000		2,280,958
County of Fairfax, Public Improvement, Series A (GO) 2.00%, 10/01/34 (c)	375		327,314
County of Fairfax, Public Improvement, Series A (GO) (SAW)
4.00%, 10/01/36 (c)	1,000		1,049,970
5.00%, 10/01/31 (c)	750		794,356
5.00%, 10/01/32 (c)	1,755		1,899,735
County of Loudoun, Economic Development Authority, Public Facility, Series A (RB) 3.00%, 12/01/36 (c)	1,500		1,413,084
Economic Development Authority of Henrico County, Bon Secours Mercy Health, Inc., Series A (RB) 5.00%, 11/01/35	2,000		2,295,257
Hampton Roads Transportation Accountability Commission, Series A (RB) 4.00%, 07/01/40 (c)	665		674,845
Virginia College Building Authority, 21st Century College and Equipment Programs Educational Facilities, Series A (RB)
3.00%, 02/01/36 (c)	2,750		2,649,033
4.00%, 02/01/36 (c)	1,500		1,546,364
4.00%, 02/01/38 (c)	2,095		2,138,418
5.00%, 02/01/35 (c)	1,950		2,120,794
Virginia College Building Authority, Bidding Group 2,Series A (RB) 4.00%, 02/01/41 (c)	1,000		1,011,336
Virginia College Building Authority, Educational Facilities, 21st Century College & Equipment Programs, Series A (RB) 3.00%, 02/01/38 (c)	1,000		929,511
Virginia Commonwealth Transportation Board, Series A (RB)
4.00%, 05/15/36 (c)	1,000		1,015,489
5.00%, 05/15/32 (c)	800		838,010
Virginia Public Building Authority, Series A (RB)
3.00%, 08/01/32 (c)	695		695,205
3.12%, 08/01/34 (c)	1,050		1,042,834
5.00%, 08/01/33 (c)	1,000		1,105,450
	Par (000’s	)	Value
Virginia (continued)
Virginia Public Building Authority, Series A-2 (RB)
4.00%, 08/01/35 (c)	$1,000		$1,044,461
4.00%, 08/01/37 (c)	1,000		1,028,159
Virginia State Public Facilities, Series A (RB) 4.00%, 08/01/41 (c)	2,000		1,999,777
			29,900,360
Washington: 3.4%
Central Puget Sound Regional Transit Authority, Sales Tax and Motor Vehicle Excise Tax, Series S (RB) 5.00%, 11/01/41 (c)	1,000		1,009,604
City of Seattle WA Municipal Light & Power Revenue (RB)
5.00%, 02/01/35	1,250		1,467,439
5.00%, 02/01/36 (c)	1,000		1,168,177
City of Seattle, Municipal Light and Power Improvement, Series A (RB)
4.00%, 07/01/36 (c)	1,000		1,042,931
4.00%, 07/01/37 (c)	1,000		1,030,973
Energy Northwest, Colombia Generating Station Electric, Series A (RB)
5.00%, 07/01/32 (c)	695		736,825
5.00%, 07/01/33 (c)	1,930		2,123,372
5.00%, 07/01/33 (c)	400		412,560
5.00%, 07/01/35 (c)	2,000		2,292,487
5.00%, 07/01/36 (c)	1,000		1,137,538
Energy Northwest, Colombia Generating Station Electric, Series A (RB) (AG)
5.00%, 07/01/36 (c)	2,605		2,823,859
5.00%, 07/01/36 (c)	1,000		1,066,967
5.00%, 07/01/38 (c)	500		529,798
Energy Northwest, Colombia Generating Station Electric, Series C (RB) 5.00%, 07/01/34 (c)	1,000		1,055,536
Energy Northwest, Columbia Generating Station Electric, Series A (RB) 4.00%, 07/01/42 (c)	1,000		990,679
Everett Housing Authority, Hunting Park Apartments Project (RB) 4.00%, 07/01/37 (c)	3,345		3,302,907
Franklin County, Pasco School District No. 1 (GO) (SBG) 5.00%, 12/01/38 (c)	1,000		1,111,453
King County, School District No. 210 Federal Way (GO) (SBG) 4.00%, 12/01/33 (c)	880		898,804
King County, School District No. 401 Highline (GO) (SBG) 3.12%, 12/01/32 (c)	690		691,651

See Notes to Financial Statements

122

	Par (000’s	)	Value
Washington (continued)
King County, School District No. 411 Issaquah (GO) (SBG) 4.00%, 12/01/31 (c)	$635		$639,223
King County, School District No. 414 Lake Washington (GO) (SBG) 5.00%, 12/01/31 (c)	980		1,014,751
Kitsap County, School District No. 401 Central Kitsap (GO) (SBG)
4.00%, 12/01/32 (c)	1,425		1,433,340
4.00%, 12/01/33 (c)	1,250		1,256,637
4.00%, 12/01/34 (c)	1,000		1,004,423
Pierce County, School District No. 403 Bethel (GO) (SBG) 5.00%, 12/01/32 (c)	500		541,004
Pierce County, Washington School District No. 320, Pierce County (GO) (SBG) 5.00%, 12/01/36 (c)	1,000		1,162,396
Renton School District No. 43, Kings County, Washington (GO) (SBG) 5.00%, 12/01/37 (c)	1,615		1,804,617
State of Washington, Series A (GO) 5.00%, 08/01/33 (c)	755		767,260
State of Washington, Series C (GO) 5.00%, 08/01/32 (c)	880		914,768
State of Washington, Various Purpose, Series A (GO)
5.00%, 08/01/34 (c)	500		518,453
5.00%, 08/01/42 (c)	1,000		1,041,397
State of Washington, Various Purpose, Series C (GO)
5.00%, 02/01/35 (c)	2,175		2,411,427
5.00%, 02/01/40 (c)	2,165		2,224,638
State of Washington, Various Purpose, Series D (GO) 5.00%, 02/01/40 (c)	735		747,689
State of Washington, Various Purpose, Series R-C (GO) 5.00%, 08/01/34 (c)	880		912,477
University of Washington, Series A (RB) 5.00%, 04/01/37 (c)	1,000		1,157,454
University of Washington, Series C (RB) 3.12%, 07/01/42 (c)	1,925		1,624,602
Washington Health Care Facilities Authority, Multicare Health System, Series B (RB)
5.00%, 08/15/36 (c)	1,815		1,866,536
5.00%, 08/15/37 (c)	2,000		2,053,837
	Par (000’s	)	Value
Washington (continued)
Washington Health Care Facilities Authority, Providence St. Joseph Health, Series A (RB) 4.00%, 10/01/34 (c)	$1,820		$1,820,309
Washington Health Care Facilities Authority, Providence St. Joseph Health, Series D (RB) 5.00%, 10/01/38 (c)	2,270		2,272,502
Washington Health Care Facilities Authority, Virginia Mason Medical Center (RB) 5.00%, 08/15/37 (c)	1,500		1,525,893
Washington State Housing Finance Commission (RB) 3.50%, 12/20/35	1,613		1,569,458
Washington State, Motor Vehicle Fuel Tax, Series A (GO) 5.00%, 06/01/36 (c)	1,050		1,142,679
Washington State, Motor Vehicle Fuel Tax, Series F (GO) 5.00%, 06/01/39 (c)	2,000		2,174,248
Washington State, Shoreline School District No. 412 (GO) (SBG) 4.00%, 12/01/36 (c)	1,000		1,021,363
Washington State, Various Purpose, Series A (GO)
5.00%, 08/01/37 (c)	1,250		1,379,610
5.00%, 08/01/38 (c)	1,000		1,081,576
5.00%, 08/01/38 (c)	2,000		2,241,109
Washington State, Various Purpose, Series C (GO)
5.00%, 02/01/35 (c)	1,000		1,042,900
5.00%, 02/01/36 (c)	1,000		1,084,231
5.00%, 02/01/38 (c)	1,145		1,184,537
5.00%, 02/01/39 (c)	1,080		1,134,788
			70,665,692
West Virginia: 0.2%
State of West Virginia, Series A (GO)
5.00%, 12/01/31 (c)	1,000		1,084,894
5.00%, 06/01/36 (c)	500		535,233
West Virginia, Parkways Authority, Senior Lien Turnpike Toll (RB) 5.00%, 06/01/36 (c)	1,320		1,448,865
			3,068,992
Wisconsin: 0.6%
Middleton-Cross Plains Area School District, Series A (GO) 3.25%, 03/01/36 (c)	350		350,534
Public Finance Authority, Renown Regional Medical Center Project, Series A (RB) 4.25%, 06/01/41 (c)	500		490,606

See Notes to Financial Statements

123

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(unaudited) (continued)

	Par (000’s	)	Value
Wisconsin (continued)
State of Wisconsin, Series 1 (RB) 5.00%, 07/01/39 (c)	$750		$862,648
State of Wisconsin, Series A (GO)
5.00%, 05/01/35 (c)	1,000		1,133,522
5.00%, 05/01/36 (c)	1,000		1,125,982
Wisconsin Health & Educational Facilities Authority (RB) 5.00%, 08/15/36 (c)	1,000		1,125,832
Wisconsin Health and Educational Facilities Authority, Ascension Senior Credit Group, Series A (RB)
4.00%, 11/15/35 (c)	1,500		1,503,096
4.00%, 11/15/39 (c)	1,875		1,830,744
5.00%, 11/15/36 (c)	1,000		1,006,641
	Par (000’s	)	Value
Wisconsin (continued)
Wisconsin Health and Educational Facilities Authority, Children’s Hospital of Wisconsin, Inc. (RB) 4.00%, 08/15/31 (c)	$500		$506,965
Wisconsin Housing and Economic Development Authority, Home Ownership, Series A (RB) 4.12%, 09/01/35 (c)	1,000		1,048,536
Wisconsin Housing and Economic Development Authority, Series C (RB) 4.12%, 09/01/39 (c)	1,000		1,006,892
			11,991,998
Wyoming: 0.1%
County of Campbell, Wyoming Solid Waste Facilities, Series A (RB) (SBG) 3.62%, 07/15/39 (c)	3,000		2,819,050
Total Municipal Bonds: 98.7% (Cost: $2,043,181,021)			2,038,797,236
Other assets less liabilities: 1.3%			26,425,356
NET ASSETS: 100.0%			$2,065,222,592

Definitions:
AG	Assured Guaranty, Inc.
BAM	Build America Assurance Co.
CP	Certificate of Participation
GO	General Obligation
NATL	National Public Finance Guarantee Corp.
RB	Revenue Bond
SAW	State Aid Withholding
SBG	School Board Guaranteed
SD CRED PROG	Special District Credit Enhancement Program
TA	Tax Allocation

Footnotes:
(c)	Callable Security — the date disclosed is the date the security may be redeemed by the issuer
(p)	Putable Security — the date disclosed is the date the security may be redeemed by the fund
^	Zero Coupon Bond

The summary of inputs used to value the Fund’s investments as of October 31, 2025 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Municipal Bonds *	$—	$2,038,797,236	$—	$2,038,797,236

*	See Schedule of Investments for geographic sectors.

See Notes to Financial Statements

124

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October 31, 2025 (unaudited)

	Par (000’s	)	Value
MUNICIPAL BONDS: 98.6%
Alabama: 0.9%
Alabama Corrections Institution Finance Authority, Series A (RB) 5.25%, 07/01/47 (c)	$1,000		$1,051,718
City of Huntsville, Alabama Scholl, Series D (GO) 5.00%, 03/01/53 (c)	1,000		1,042,154
Gadsden Alabama, Series A (GO) (BAM) 5.00%, 10/01/50 (c)	750		778,415
Jefferson County Sewer Warrants (RB) 5.25%, 10/01/49 (c)	2,500		2,609,130
			5,481,417
Arizona: 1.0%
Arizona Industrial Development Authority Student Housing, North Carolina Central University Project, Series A (RB) (BAM) 4.00%, 06/01/44 (c)	500		481,096
City of Phoenix Civic Improvement Corp., Series A (RB) 4.00%, 07/01/44 (c)	1,000		978,964
City of Phoenix Civic Improvement Corp., Water System, Series A (RB) 5.00%, 07/01/44 (c)	750		784,557
Pima County, Industrial Development Authority, Tucson Medical Center, Series A (RB) 4.00%, 04/01/46 (c)	750		681,939
Salt River Project Agricultural Improvement & Power District, Electric Project, Series A (RB)
5.00%, 01/01/47 (c)	1,000		1,052,205
5.00%, 01/01/50 (c)	1,000		1,045,018
Salt River Project Agricultural Improvement and Power District, Series C (RB) 5.25%, 01/01/55 (c)	1,500		1,617,296
			6,641,075
Arkansas: 0.5%
Board of Trustees of the University of Arkansas Financial Information, Series A (RB) 5.00%, 12/01/45 (c)	1,850		1,936,640
City of Springdale, Arkansas Sales and Use Tax, Series B (RB) (BAM) 4.25%, 08/01/53 (c)	1,000		971,090
			2,907,730
	Par (000’s	)	Value
California: 15.1%
Airport Commission of the City and County of San Francisco, International Airport, Series E (RB) 5.00%, 05/01/48 (c)	$995		$1,016,214
Airport Commission of the City and County of San Francisco, International Airport, Series F (RB) 5.00%, 05/01/50 (c)	1,000		1,026,370
Alameda County, Pleasanton United School District (GO) 4.00%, 08/01/52 (c)	1,500		1,449,263
California County Tobacco Securitization Agency, Series A (RB) 4.00%, 06/01/49 (c)	850		733,031
California Health Facilities Financing Authority, Adventist Health System, Series A (RB)
5.25%, 12/01/43 (c)	825		873,602
5.25%, 12/01/44 (c)	500		525,955
California Health Facilities Financing Authority, Cedars-Sinai Health System, Series A (RB) 3.00%, 08/15/51 (c)	1,000		748,983
California Health Facilities Financing Authority, City of Hope (RB) 5.00%, 11/15/49 (c)	750		754,419
California Health Facilities Financing Authority, CommonSpirit Health, Series A (RB)
4.00%, 04/01/45 (c)	1,000		941,692
4.00%, 04/01/49 (c)	1,930		1,752,518
5.00%, 12/01/45 (c)	1,000		1,053,139
California Health Facilities Financing Authority, Kaiser Permanente, Series A (RB)
4.00%, 11/01/44 (c)	1,000		955,942
4.00%, 11/01/51 (c)	1,000		913,564
California Health Facilities Financing Authority, Pin Health, Series A (RB) 4.00%, 06/01/50 (c)	750		662,255
California Health Facilities Financing Authority, Series A (RB) 4.00%, 03/01/43 (c)	1,000		915,719
California Infrastructure & Economic Development Bank (RB) 5.00%, 05/15/47 (c)	500		512,212
California Municipal Finance Authority, Series A (RB) 5.00%, 04/01/49 (c)	750		761,069

See Notes to Financial Statements

125

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(unaudited) (continued)

	Par (000’s	)	Value
California (continued)
California State Public Works Board (RB)
5.00%, 11/01/45 (c)	$2,130		$2,322,799
5.00%, 11/01/47 (c)	1,000		1,076,866
California State Public Works Board, May Lee Satet Office Complex, Series A (RB)
5.00%, 04/01/44 (c)	1,045		1,132,733
5.00%, 04/01/49 (c)	1,500		1,594,376
California State Various Purpose (GO) 5.00%, 08/01/45 (c)	750		821,575
California Statewide Communities Development Authority, Adventist Health System, Series A (RB) 5.00%, 03/01/48 (c)	1,000		1,008,122
California Statewide Communities Development Authority, Front Porch Communities and Services, Series A (RB) 3.00%, 04/01/51 (c)	1,000		733,563
California Statewide Communities Development Authority, Montage Health, Series A (RB) 4.00%, 06/01/46 (c)	1,055		1,050,122
Chabot-Las Positas Community College District, Series C (GO) 5.25%, 08/01/48 (c)	1,000		1,074,066
Chaffey Joint Union High School District, Series C (GO) 5.25%, 08/01/47 (c)	500		508,479
Chaffey Joint Union High School District, Series G (GO) 5.25%, 08/01/52 (c)	1,000		1,063,968
City and County of San Francisco, Multiple Capital Improvement Project, Series R-1 (CP) 4.00%, 04/01/45 (c)	1,000		976,552
City and County of San Francisco, Public Utilities Commission Water, Series D (RB) 3.00%, 11/01/50 (c)	500		377,591
City of Los Angeles Department of Airports, Series D (RB) 5.25%, 05/15/51 (c)	3,000		3,262,115
City of Los Angeles Department of Airports, Series E (RB) 5.25%, 05/15/55 (c)	1,000		1,079,211
City of Los Angeles, Department of Airports, Series D (RB) 4.00%, 05/15/48 (c)	750		721,699
	Par (000’s	)	Value
California (continued)
County of Bernardino, Raito Unified School District (GO) (BAM) 5.00%, 08/01/52 (c)	$1,000		$1,046,810
East Bay Municipal Utility District, Water System, Series A (RB) 4.00%, 06/01/45 (c)	1,210		1,211,089
El Dorado Irrigation District, Series A (CP) (AG) 4.00%, 03/01/45 (c)	630		613,627
Foothill-Eastern Transportation Corridor Agency, Junior Lien Toll Road., Series C (RB) 4.00%, 01/15/43 (c)	1,600		1,557,769
Fremont Union High School District, Series A (GO) 4.00%, 08/01/46 (c)	500		499,945
Glendale Community College District, Series B (GO) 3.00%, 08/01/47 (c)	325		251,924
Hayward Unified School District (GO) (BAM) 4.00%, 08/01/43 (c)	1,000		994,716
Irvin Facilities Financing Authority, Irvine Great Park Infrastructure Project, Series A (ST) 5.00%, 09/01/43 (c)	500		538,275
Los Angeles County Public Works Financing Authority, Series H (RB) 5.50%, 12/01/49 (c)	1,000		1,109,416
Los Angeles County Public Works Financing Authority, Series J (RB) 5.50%, 12/01/54 (c)	1,000		1,110,096
Los Angeles Department of International Airports, Governmental Purpose, Series D (RB) 5.25%, 05/15/48 (c)	1,000		1,095,591
Los Angeles Department of Water & Power (RB) (BAM)
5.00%, 07/01/55 (c)	500		523,872
5.25%, 07/01/45 (c)	415		451,872
Los Angeles Department of Water and Power, Series A (RB) 5.00%, 07/01/49 (c)	800		835,793
Los Angeles Department of Water and Power, Series A (RB) (BAM) 5.25%, 07/01/44 (c)	1,200		1,309,915
Los Angeles Department of Water and Power, Series B (RB) 5.25%, 07/01/53 (c)	500		526,093

See Notes to Financial Statements

126

	Par (000’s	)	Value
California (continued)
Los Angeles Department of Water and Power, Series C (RB) 5.00%, 07/01/45 (c)	$2,500		$2,668,142
Los Angeles Department of Water and Power, Series D (RB)
5.00%, 07/01/47 (c)	500		520,753
5.00%, 07/01/52 (c)	750		776,497
Los Angeles Department of Water and Power, Series E (RB) 5.00%, 07/01/53 (c)	1,000		1,037,832
Los Angeles Department of Water and Power, Series J (RB)
5.00%, 12/01/42 (c)	1,000		1,120,604
5.00%, 12/01/45 (c)	500		546,010
Los Angeles Unified School District, Unlimited and Valorem Property Tax (GO)
4.00%, 07/01/49 (c)	750		724,633
5.25%, 07/01/47 (c)	1,000		1,076,704
Metropolitan Water District of Southern California, Series A (RB)
5.00%, 04/01/48 (c)	1,500		1,612,045
5.00%, 04/01/53 (c)	1,000		1,061,464
Oakland Unified School District, Alameda County Election, Series A (GO) (BAM) 4.00%, 08/01/46 (c)	1,000		980,526
Perris Union High School District, Riverside County, Series A (GO) (AG) 4.00%, 09/01/43 (c)	570		570,438
Regents of University of California, Medical Center Pooled, Series L (RB) 4.00%, 05/15/44 (c)	1,015		986,708
Regents of University of California, Medical Center Pooled, Series P (RB) 4.00%, 05/15/53 (c)	500		467,711
Riverside Community College District, Riverside County, Series A (GO) 4.00%, 08/01/54 (c)	1,000		942,603
Sacramento Area Flood Control Agency, Series A (SA) 5.00%, 10/01/47 (c)	1,500		1,498,673
Sacramento City Unified School District, Series G (GO) (AG) 4.00%, 08/01/49 (c)	500		483,323
San Diego Community College District, Series A-1 (GO) 5.00%, 08/01/55 (c)	1,000		1,074,849
	Par (000’s	)	Value
California (continued)
San Diego County Regional Airport Authority, Series A (RB) 5.00%, 07/01/44 (c)	$750		$777,262
San Diego Public Facilities Financing Authority, Series A (RB) 5.25%, 08/01/48 (c)	1,000		1,083,719
San Diego Unified School District, Series I (GO) 4.00%, 07/01/47 (c)	595		575,165
San Diego, California Unified School District, Series C-3 (GO) 5.00%, 07/01/50 (c)	2,000		2,142,133
San Francisco Bay Area Rapid Transit District, Series B-1 (GO) 3.00%, 08/01/49 (c)	600		462,185
San Francisco Bay Area Rapid Transit District, Series C-1 (GO) 4.00%, 08/01/45 (c)	610		602,803
San Francisco City and County, International Airport, Series B (RB)
4.00%, 05/01/52 (c)	1,000		937,536
5.00%, 05/01/47 (c)	700		709,382
5.00%, 05/01/49 (c)	500		528,430
5.00%, 05/01/52 (c)	1,000		1,040,351
San Francisco City and County, Public Utilities Commission Wastewater, Series A (RB) 4.00%, 10/01/48 (c)	885		852,512
San Mateo County Community College District, Series B (GO) 5.00%, 09/01/45 (c)	820		847,662
San Mateo Foster City Public Financing Authority, Clean Water Program (RB) (SAW) 4.00%, 08/01/44 (c)	500		498,479
Saugus Union School District School Facilities Improvement District No.1, Series C (GO) 2.38%, 08/01/44 (c)	1,000		727,279
Southern California Public Power Authority, Southern Transmission System (RB) 5.25%, 07/01/53 (c)	500		527,631
Southern California Public Power Authority, Southern Transmission System (RB) (BAM) 5.25%, 07/01/43 (c)	500		552,735
Southwestern Community College District, Series A (GO) 4.00%, 08/01/47 (c)	750		735,389

See Notes to Financial Statements

127

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(unaudited) (continued)

	Par (000’s	)	Value
California (continued)
State of California, Various Purpose (GO)
3.00%, 12/01/43 (c)	$400		$336,852
3.00%, 11/01/50 (c)	1,710		1,319,913
3.62%, 10/01/47 (c)	645		568,874
4.00%, 10/01/44 (c)	500		493,912
4.12%, 03/01/49 (c)	1,000		989,272
5.00%, 10/01/42 (c)	1,500		1,644,218
5.00%, 12/01/46 (c)	610		640,871
5.00%, 11/01/47 (c)	515		528,892
5.00%, 09/01/48 (c)	2,000		2,142,982
5.00%, 10/01/48 (c)	935		963,218
5.00%, 04/01/49 (c)	1,000		1,031,323
The Regents of the University of California, Series CC (RB) 5.00%, 05/15/53 (c)	750		797,833
University of California, Series BK (RB) 5.00%, 05/15/52 (c)	2,000		2,093,858
University of California, Series EE (RB) 5.00%, 05/15/43 (c)	500		528,884
University of California, Series O (RB) 5.00%, 05/15/58 (c)	1,000		1,018,986
University of California, Series Q (RB) 5.00%, 05/15/46 (c)	500		527,860
Ventura Unified School District, Series A (GO) 4.00%, 08/01/52 (c)	500		479,213
West Contra Costa Unified School District, Series B (GO) (BAM) 5.00%, 08/01/49 (c)	1,000		1,057,153
			96,990,869
Colorado: 1.9%
Arapahoe County, Cherry Creek Colorado School District No. 5 (GO) (SAW) 5.25%, 12/15/43 (c)	1,000		1,114,316
Board of Governors of Colorado State University System, Series C (RB) 4.00%, 03/01/47 (c)	1,050		966,238
Canyons Metropolitan District No. 5, Limited Tax, Series A (GO) (BAM) 5.00%, 12/01/49 (c)	1,000		1,023,399
City of Colorado Springs, Utilities System, Series C (RB) 5.00%, 11/15/50 (c)	600		617,672
City of Westminster, Colorado Water & Wastewater Utility (RB) 5.00%, 12/01/54 (c)	1,000		1,057,394
	Par (000’s	)	Value
Colorado (continued)
Colorado Bridge and Tunnel, Enterprise Infrastructure, Series A (RB) (AG) 5.25%, 12/01/49 (c)	$500		$534,978
Colorado Health Facilities Authority Hospital, Series A (RB) (SBG) 4.00%, 11/15/43 (c)	685		645,360
Colorado Health Facilities Authority, CommonSpirit Health, Series A (RB)
3.25%, 08/01/49 (c)	500		387,687
5.50%, 11/01/47 (c)	1,000		1,054,747
Colorado Health Facilities Authority, Sanford, Series A (RB) 5.00%, 11/01/44 (c)	500		510,823
Colorado High Performance Transportation Enterprise, C-470 Express Lanes (RB) 5.00%, 12/31/51 (c)	250		247,761
Park Creek Metropolitan District (RB) (AG)
5.00%, 12/01/43 (c)	1,250		1,317,209
5.00%, 12/01/44 (c)	1,000		1,047,931
Weld County School District No. 5J (GO) (SAW) 4.00%, 12/01/45 (c)	1,000		964,981
Weld County School District No. 6 (GO) (SAW) 4.00%, 12/01/45 (c)	800		782,557
			12,273,053
Connecticut: 0.5%
Connecticut Housing Finance Authority, Housing Mortgage Finance Program, Series A (RB)
4.60%, 11/15/49 (c)	1,000		997,281
4.70%, 11/15/43 (c)	500		511,291
Connecticut State Health and Educational Facilities Authority, Trinity Health Credit Group (RB) 5.00%, 12/01/45 (c)	750		751,139
State of Connecticut, Series A (GO) 5.00%, 03/15/45 (c)	1,000		1,079,278
			3,338,989
District of Columbia: 1.4%
District of Columbia Income Tax Revenue (RB) 5.25%, 06/01/50 (c)	2,000		2,163,972
District of Columbia, Children’s Hospital (RB) 5.00%, 07/15/44 (c)	500		500,736
District of Columbia, Income Tax, Series C (RB) 4.00%, 05/01/45 (c)	805		781,082

See Notes to Financial Statements

128

	Par (000’s	)	Value
District of Columbia (continued)
District of Columbia, Series A (RB)
2.62%, 03/01/45 (c)	$575		$420,009
5.00%, 07/01/48 (c)	500		500,553
Metropolitan Washington Airports Authority, Dulles Toll Road, Dulles Metrorail and Capital Improvements Projects, Series A (RB) (AG) 4.00%, 10/01/52 (c)	1,000		902,040
Metropolitan Washington Airports Authority, Dulles Toll Road, Dulles Metrorail and Capital Improvements Projects, Series B (RB) 4.00%, 10/01/49 (c)	1,250		1,115,636
Washington Metropolitan Area Transit Authority, Series A (RB)
3.00%, 07/15/43 (c)	750		622,956
4.00%, 07/15/46 (c)	1,000		954,011
5.00%, 07/15/48 (c)	1,000		1,041,773
			9,002,768
Florida: 4.2%
Brevard County, Florida Health Facilities Authority, Series A (RB) 5.00%, 04/01/52 (c)	1,055		1,063,824
City of Cape Coral, Florida Water and Sewer (RB) (BAM) 5.25%, 10/01/53 (c)	1,000		1,063,724
City of Jacksonville, Health Care Facilities, Brooks Rehabilitation (RB)
4.00%, 11/01/45 (c)	1,000		912,632
5.00%, 11/01/50 (c)	2,000		2,008,533
City of Tampa, Florida Water & Wastewater System, Series A (RB) (BAM) 5.00%, 10/01/47 (c)	500		529,494
County of Broward, Florida Port Facilities, Series A (RB) 5.00%, 09/01/49 (c)	500		511,615
County of Broward, Florida Tourist Development, Convention Center Expansion Project (RB)
4.00%, 09/01/47 (c)	1,000		911,126
4.00%, 09/01/51 (c)	1,010		902,295
County of Miami-Dade, Florida Professional Sports Franchise Facilities, Series A (RB) (AG) 0.00%, 10/01/45 ^	2,000		791,975
County of Miami-Dade, Florida Seaport, Series A (RB) (AG) 4.00%, 10/01/49 (c)	2,000		1,889,126
County of Miami-Dade, Florida Water and Sewer System (RB) 4.00%, 10/01/48 (c)	1,000		933,956
	Par (000’s	)	Value
Florida (continued)
County of Miami-Dade, Health Facilities Authority Hospital, Nicklaus Children’s Hospital Project, Series A (RB) 4.00%, 08/01/51 (c)	$500		$443,474
County of Palm Beach, Health Facilities Authority, Lifespace Communities, Inc., Series B (RB) 4.00%, 05/15/53 (c)	330		261,099
County of Saint Luce, School Board, Series A (CP) (AG) 5.00%, 07/01/48 (c)	1,000		1,037,051
County of Sarasota, Florida Utility System, Series A (RB) 5.00%, 10/01/50 (c)	500		517,157
Florida Atlantic University Finance Corp. (RB) 5.00%, 07/01/49 (c)	500		524,607
Florida Higher Educational Facilities Financial Authority, Rollins College Project, Series A (RB) 4.00%, 12/01/50 (c)	750		655,726
Florida Housing Finance Corp. Series 5 (RB) 4.90%, 07/01/45 (c)	1,500		1,559,290
Florida Housing Finance Corp., Homeowner Mortgage (RB) 6.25%, 01/01/55 (c)	990		1,086,867
Florida Housing Finance Corp., Series 5 (RB) 6.25%, 07/01/56 (c)	1,370		1,535,082
Fort Pierce Utilities Authority, Series A (RB) (AG) 4.00%, 10/01/52 (c)	1,000		929,533
Halifax Hospital Medical Center (RB) 4.00%, 06/01/46 (c)	525		485,800
Hillsborough County, Florida Capital Improvement Non-Ad Valorem (RB) 2.25%, 08/01/51 (c)	500		318,868
Hillsborough County, Industrial Development Authority Health System, Series C (RB) 5.50%, 11/15/54 (c)	1,000		1,076,499
Jea Water and Sewer System, Series A (RB) 5.25%, 10/01/49 (c)	1,000		1,066,191
North Broward Hospital District, Broward Health, Series B (RB) 5.00%, 01/01/48 (c)	1,000		1,000,903
Orange County Health Facilities Authority, Orlando Health, Series A (RB)
4.50%, 10/01/56 (c)	750		733,857
5.25%, 10/01/56 (c)	1,000		1,052,169

See Notes to Financial Statements

129

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(unaudited) (continued)

	Par (000’s	)	Value
Florida (continued)
Palm Beach County, Health Facilities Authority, Baptist Health (RB) (SBG) 3.00%, 08/15/44 (c)	$1,000		$787,566
South Broward Hospital District, Series A (RB) 3.00%, 05/01/46 (c)	750		575,188
			27,165,227
Georgia: 2.0%
Brookhaven Development Authority, Children’s Healthcare of Atlanta, Inc., Series A (RB) 4.00%, 07/01/44 (c)	660		632,736
Burke County Development Authority, Series C (RB) (SAW) 4.12%, 11/01/45 (c)	1,000		920,196
County of Burke, Development Authority, Series D (RB) 4.12%, 11/01/45 (c)	260		239,251
County of Fulton, Georgia Water and Sewerage, Series A (RB) 2.25%, 01/01/43 (c)	500		363,094
Fayette County Development Authority, Soccer Federation, Inc. Project (RB) 5.25%, 10/01/54 (c)	1,250		1,294,785
Gainesville and Hall County Hospital Authority, Northeast Georgia Health System, Series A (RB) 4.00%, 02/15/45 (c)	1,295		1,212,664
Georgia Housing and Finance Authority, Series E (RB) 5.12%, 12/01/45 (c)	2,000		2,078,661
Georgia State Housing & Finance Authority, Series A (RB) 4.70%, 12/01/55 (c)	1,000		998,136
Georgia State Road and Tollway Authority, Managed Lane System, Series A (RB) 3.00%, 07/15/51 (c)	500		374,776
Macon Water Authority (RB) 5.00%, 10/01/54 (c)	500		525,228
Main Street Natural Gas, Inc., Series C (RB) 5.00%, 05/15/49	990		1,042,163
Metropolitan Atlanta Rapid Transit Authority Sales Tax, Series A (RB) 3.00%, 07/01/47 (c)	1,000		757,379
Municipal Electric Authority of Georgia, Plant Vogtle Units 3 & 4 Project, Series A (RB)
4.50%, 07/01/63 (c)	500		489,185
5.00%, 01/01/49 (c)	1,000		1,002,469
	Par (000’s	)	Value
Georgia (continued)
Municipal Electric Authority of Georgia, Series A (RB)
5.00%, 01/01/63 (c)	$500		$500,195
5.25%, 01/01/49 (c)	500		525,094
			12,956,012
Hawaii: 0.3%
City and County of Honolulu, Series C (GO) 4.00%, 08/01/43 (c)	750		746,037
City and County of Honolulu, Wastewater System, Series A (RB) 5.25%, 07/01/54 (c)	1,000		1,077,909
			1,823,946
Idaho: 0.1%
Idaho Housing and Finance Association, Single Family Mortgage, Series A (RB) 4.60%, 01/01/49 (c)	705		700,520
Illinois: 3.4%
Chicago Midway International Airport (RB)
5.00%, 01/01/45 (c)	1,000		1,061,256
5.00%, 01/01/55 (c)	1,750		1,814,805
City of Chicago, Second Lien Water Project, Series A (RB) (AG) 5.25%, 11/01/53 (c)	500		520,348
City of Chicago, Series A (GO)
5.00%, 01/01/44 (c)	750		727,752
5.00%, 01/01/44 (c)	1,000		951,236
5.50%, 01/01/43 (c)	750		757,789
City of Chicago, Wastewater Transmission Project, Series A (RB) (AG)
5.25%, 01/01/53 (c)	500		523,931
5.50%, 01/01/62 (c)	1,550		1,637,941
Illinois Housing Development Authority, Series A (RB) 4.75%, 10/01/49 (c)	475		480,977
Illinois Housing Development Authority, Series G (RB) 5.00%, 10/01/46 (c)	795		813,028
Illinois Housing Development Authority, Series K (RB) (FNMA/GNMA/FHLMC COLL) 5.35%, 04/01/47 (c)	755		786,986
Illinois State Toll Highway Authority, Series A (RB)
4.00%, 01/01/44 (c)	1,005		959,705
4.00%, 01/01/46 (c)	1,000		928,529
Metropolitan Pier and Exposition Authority, McCormick Place Expansion Project, Series A (RB)
4.00%, 12/15/47 (c)	1,500		1,326,957
5.00%, 06/15/53 (c)	735		732,587

See Notes to Financial Statements

130

	Par (000’s	)	Value
Illinois (continued)
Metropolitan Water Reclamation District of Greater Chicago, Series A (GO) 4.00%, 12/01/46 (c)	$1,500		$1,429,463
Sales Tax Securitization Corp., Series A (RB) 4.00%, 01/01/48 (c)	1,000		901,757
Sales Tax Securitization Corp., Series A (RB) (BAM) 4.00%, 01/01/48 (c)	1,000		919,460
St Clair County Community Unit School District No. 187, Series A (RB) (AG) 5.00%, 01/01/54 (c)	1,000		1,022,697
State of Illinois (GO) (AG) 5.75%, 05/01/45 (c)	750		790,911
State of Illinois, Series A (GO) 5.00%, 03/01/46 (c)	1,250		1,276,056
State of Illinois, Series B (GO) 5.25%, 05/01/49 (c)	500		519,427
State of Illinois, Series C (GO) 4.00%, 11/01/44 (c)	900		825,128
			21,708,726
Indiana: 0.9%
Fishers Town Hall Building Corp., Series A (RB) 5.62%, 07/15/48 (c)	500		554,372
Indiana Finance Authority, Series C (RB) 5.00%, 02/01/45 (c)	1,500		1,624,855
Indiana Housing & Community Development Authority (RB) 4.95%, 07/01/50 (c)	750		759,981
Indiana Housing and Community Development Authority, Single Family Mortgage, Series B-1 (RB) 4.75%, 07/01/49 (c)	500		506,362
Indianapolis Local Public Improvement Bond Bank, Courthouse and Jail Project, Series A (RB)
5.00%, 02/01/49 (c)	500		509,612
5.00%, 02/01/54 (c)	1,000		1,016,251
Indianapolis Local Public Improvement Bond Bank, Indiana Convention Center Hotel (RB) (BAM) 5.00%, 03/01/53 (c)	1,000		1,030,746
			6,002,179
Iowa: 0.3%
Iowa Finance Authority, Series A (RB) 5.00%, 08/01/49 (c)	530		551,015
Iowa Finance Authority, Single Family Mortgage, Series C (RB) 4.65%, 07/01/49 (c)	1,000		1,001,928
	Par (000’s	)	Value
Iowa (continued)
4.85%, 07/01/43 (c)	$500		$512,229
			2,065,172
Kansas: 0.2%
Wyandotte County, Unified School District No. 500 (GO) (BAM) 5.25%, 09/01/55 (c)	1,000		1,065,221
Kentucky: 0.3%
Kentucky Bond Development Corp., Lexington Center Corp. Project (RB) 4.00%, 09/01/48 (c)	1,225		1,151,524
Kentucky State Property & Building Commission (RB) 5.00%, 10/01/44 (c)	500		539,375
			1,690,899
Louisiana: 0.6%
City of Shreveport, Louisiana Water and Sewer, Series B (RB) (AG) 4.00%, 12/01/49 (c)	700		640,773
Louisiana Stadium and Exposition District, Series A (RB) 5.25%, 07/01/53 (c)	1,500		1,560,451
State of Louisiana, Series A (GO) 4.00%, 04/01/43 (c)	1,500		1,479,266
			3,680,490
Maine: 0.3%
Maine Health & Higher Educational Facilities Authority (RB) 5.25%, 10/01/54 (c)	1,000		1,064,221
Maine Turnpike Authority (RB) 4.00%, 07/01/50 (c)	750		710,520
			1,774,741
Maryland: 1.2%
County of Baltimore, Metropolitan District (GO) 5.00%, 03/01/49 (c)	1,000		1,056,592
Maryland Community Development Administration, Villages at Marley Station, Series D-1 (RB) 4.35%, 02/01/44	1,000		989,252
Maryland Economic Development Corp., Series A (RB) 5.00%, 06/01/48 (c)	1,500		1,581,416
Maryland Health and Higher Educational Facilities Authority, Adventist Healthcare, Series B (RB) 4.00%, 01/01/51 (c)	500		425,547

See Notes to Financial Statements

131

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(unaudited) (continued)

	Par (000’s	)	Value
Maryland (continued)
Maryland Health and Higher Educational Facilities Authority, Greater Baltimore Medical Center, Series A (RB) 3.00%, 07/01/46 (c)	$500		$382,660
Maryland Health and Higher Educational Facilities Authority, Lifebridge Health (RB) 5.00%, 07/01/47 (c)	500		500,109
Maryland Health and Higher Educational Facilities Authority, Series A (RB) 5.25%, 07/01/52 (c)	750		790,724
Maryland Stadium Authority, Built to Learn, Series A (RB) 4.00%, 06/01/52 (c)	1,000		918,305
Montgomery County, Trinity Health Credit Group, Series MD (RB) 5.00%, 12/01/44 (c)	1,000		1,000,417
			7,645,022
Massachusetts: 5.5%
Commonwealth of Massachusetts Transportation Fund Revenue (RB)
5.00%, 06/01/45 (c)	2,500		2,710,207
5.00%, 06/01/55 (c)	1,000		1,052,727
Commonwealth of Massachusetts Transportation, Series A (RB) 3.00%, 06/01/50 (c)	800		613,164
Commonwealth of Massachusetts Transportation, Series B (RB)
5.00%, 06/01/52 (c)	2,000		2,080,373
5.00%, 06/01/54 (c)	750		787,221
Commonwealth of Massachusetts, Series A (GO)
5.00%, 01/01/45 (c)	1,000		1,018,020
5.00%, 01/01/49 (c)	500		526,760
5.00%, 01/01/49 (c)	1,000		1,021,398
5.00%, 04/01/50 (c)	750		794,367
5.00%, 05/01/53 (c)	1,000		1,043,026
Commonwealth of Massachusetts, Series B (GO)
2.12%, 04/01/51 (c)	1,300		807,533
5.00%, 11/01/52 (c)	1,190		1,236,820
Commonwealth of Massachusetts, Series C (GO) 3.00%, 03/01/48 (c)	360		278,779
Commonwealth of Massachusetts, Series D (GO)
5.00%, 07/01/45 (c)	750		780,683
5.00%, 07/01/48 (c)	2,000		2,067,658
5.00%, 10/01/53 (c)	1,000		1,045,001
	Par (000’s	)	Value
Massachusetts (continued)
Commonwealth of Massachusetts, Series E (GO)
5.00%, 11/01/45 (c)	$605		$631,384
5.00%, 11/01/50 (c)	1,000		1,030,663
Commonwealth of Massachusetts, Series F (GO) 5.00%, 08/01/50 (c)	3,000		3,182,481
Massachusetts Bay Transportation Authority, Sales Tax, Series A (RB)
4.00%, 07/01/51 (c)	800		754,368
4.00%, 07/01/53 (c)	1,000		937,576
Massachusetts Clean Water Trust, Series B (RB) 5.00%, 02/01/43 (c)	750		822,204
Massachusetts Development Finance Agency, Beth Israel Lahey Health, Inc., Series J (RB) 5.00%, 07/01/53 (c)	1,500		1,516,208
Massachusetts Development Finance Agency, Boston Medical Center, Series D (RB) 5.00%, 07/01/44 (c)	500		493,229
Massachusetts Development Finance Agency, Boston University, Series FF (RB) 5.00%, 10/01/48 (c)	1,105		1,163,938
Massachusetts Development Finance Agency, Lasell Village, Inc. (RB) 5.25%, 07/01/55 (c)	895		900,451
Massachusetts Development Finance Agency, Series N (RB) (AG) 5.00%, 07/01/50 (c)	2,000		2,080,744
Massachusetts Port Authority, Series B (RB) (SBG) 5.00%, 07/01/44 (c)	305		312,737
Massachusetts School Building Authority, Sales Tax, Series A (RB)
5.00%, 02/15/44 (c)	555		570,802
5.00%, 08/15/50 (c)	750		776,007
Massachusetts School Building Authority, Series A (RB) 5.25%, 02/15/50 (c)	1,800		1,945,239
			34,981,768
Michigan: 2.1%
Great Lakes Water Authority, Water Supply System, Second Lien, Series B (RB) 5.00%, 07/01/46 (c)	390		391,940
Great Lakes Water Authority, Water Supply System, Second Lien, Series C (RB) 5.25%, 07/01/55 (c)	1,000		1,075,844

See Notes to Financial Statements

132

	Par (000’s	)	Value
Michigan (continued)
Great Lakes Water Authority, Water Supply System, Senior Lien, Series A (RB) 5.00%, 07/01/46 (c)	$570		$573,330
Karegnondi Water Authority, Counties of Genesee, Lapeer, and Sanilac (RB) (BAM) 5.00%, 11/01/43 (c)	750		807,528
Lansing Board of Water and Light, Michigan Utility System, Series A (RB) 5.00%, 07/01/49 (c)	1,000		1,052,413
Michigan Finance Authority, Beaumont Health, Series A (RB) 5.00%, 11/01/44 (c)	1,000		1,000,367
Michigan Finance Authority, McLaren Health Care, System A (RB) 4.00%, 02/15/47 (c)	1,000		905,321
Michigan Finance Authority, Trinity Health Credit Group, Series A (RB)
4.00%, 12/01/49 (c)	250		223,922
5.00%, 12/01/42 (c)	500		508,401
Michigan Finance Authority, Wayne Criminal (RB) (BAM) 4.00%, 11/01/48 (c)	1,000		939,452
Michigan State Housing Development Authority, Rental Housing, Series A (RB)
3.35%, 10/01/49 (c)	500		413,718
3.60%, 10/01/60 (c)	1,000		821,379
4.88%, 10/01/43 (c)	1,000		1,012,760
Michigan State University, Board of Trustee, Series B (RB) 5.00%, 02/15/48 (c)	765		780,388
State of Michigan, Trunk Line Fund (RB) 5.00%, 11/15/46 (c)	1,000		1,058,017
State of Michigan, Trunk Line Fund, Series A (RB) 4.00%, 11/15/46 (c)	1,000		949,162
Western Michigan University, Series A (RB) (AG) 5.25%, 11/15/49 (c)	1,000		1,067,415
			13,581,357
Minnesota: 0.7%
Duluth Economic Development Authority, Minnesota Health Facilities, Series A (RB) 5.25%, 02/15/58 (c)	1,000		1,006,079
Minneapolis St. Paul Metropolitan Airports Commission, Series A (RB) 5.00%, 01/01/52 (c)	1,000		1,043,380
	Par (000’s	)	Value
Minnesota (continued)
Minnesota Housing Finance Agency Residential Housing, Series B (RB) 2.50%, 07/01/51 (c)	$530		$370,621
Minnesota Housing Finance Agency Residential Housing, Series I (RB)
2.15%, 07/01/45 (c)	890		614,035
3.00%, 01/01/51 (c)	290		286,163
Minnesota Housing Finance Agency Residential Housing, Series M (RB) 5.15%, 07/01/45 (c)	485		502,490
St. Louis Park Independent School District No. 283, Series A (GO) (SD CRED PROG) 4.25%, 02/01/43 (c)	500		509,856
			4,332,624
Mississippi: 0.2%
Mississippi Home Corp., Single Family Mortgage, Series C (RB) 4.85%, 12/01/54 (c)	1,000		1,019,502
Missouri: 0.7%
County of Jackson, Series A (RB)
4.25%, 12/01/53 (c)	1,000		959,941
4.38%, 12/01/58 (c)	1,000		971,618
Missouri Housing Development Commission, Single Family Mortgage, Series G (RB) 4.35%, 11/01/44 (c)	495		497,421
Missouri State, Health & Educational Facilities Authority, Mercy Health, Series F (RB)
4.25%, 04/01/55 (c)	1,000		947,602
5.00%, 11/15/45 (c)	1,000		1,000,417
			4,376,999
Nebraska: 0.6%
City of Omaha and County of Douglas, Public Building, Series B (GO) 4.00%, 05/01/50 (c)	550		524,825
Nebraska Investment Finance Authority, Single Family Housing, Series A (RB) 4.65%, 09/01/55 (c)	2,000		1,996,211
Nebraska Investment Finance Authority, Single Family Housing, Series E (RB) 4.80%, 09/01/53 (c)	495		499,537
University of Nebraska Facilities Corp., Series A (RB)
4.00%, 07/15/59 (c)	750		688,703
4.00%, 07/15/62 (c)	500		455,983
			4,165,259

See Notes to Financial Statements

133

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(unaudited) (continued)

	Par (000’s	)	Value
Nevada: 0.3%
City of Henderson, Utility System, Series A-1 (GO) 4.00%, 06/01/50 (c)	$675		$639,823
Las Vegas Convention and Visitors Authority, Series B (RB) 4.00%, 07/01/49 (c)	1,000		926,513
Las Vegas Valley Water District, Series A (GO) 4.00%, 06/01/46 (c)	250		242,041
			1,808,377
New Hampshire: 0.2%
National Finance Authority Hospital, St. Lukes University Health Network Project, Series B (RB) (AG) 3.00%, 08/15/46 (c)	1,975		1,579,457
New Jersey: 2.6%
New Jersey Economic Development Authority School Facilities, Series FFF (RB) 4.62%, 06/15/48 (c)	1,000		1,003,654
New Jersey Educational Facilities Authority, New Jersey Princeton University, Series B (RB) 5.25%, 03/01/54 (c)	1,000		1,085,155
New Jersey Health Care Facilities Financing Authority, Atlanticare Health System (RB) 2.50%, 07/01/51 (c)	490		305,140
New Jersey Housing and Mortgage Finance Agency, Single Family Housing (RB) 4.80%, 10/01/53 (c)	500		506,838
New Jersey Housing and Mortgage Finance Agency, Single Family Housing, Series K (RB) 4.55%, 10/01/44 (c)	1,000		1,013,273
New Jersey Housing and Mortgage Finance Agency, Single Family Housing, Series M (RB) 5.05%, 10/01/45 (c)	750		779,013
New Jersey Transportation Trust Fund Authority, Series AA (RB)
4.00%, 06/15/45 (c)	1,500		1,430,243
4.50%, 06/15/49 (c)	590		586,249
New Jersey Transportation Trust Fund Authority, Series BB (RB)
3.50%, 06/15/46 (c)	365		310,108
4.00%, 06/15/44 (c)	1,000		965,367
5.00%, 06/15/46 (c)	1,000		1,050,893
5.25%, 06/15/50 (c)	1,000		1,058,540
	Par (000’s	)	Value
New Jersey (continued)
New Jersey Transportation Trust Fund Authority, Series CC (RB) 5.25%, 06/15/50 (c)	$1,000		$1,064,434
New Jersey Turnpike Authority, Series A (RB)
4.00%, 01/01/48 (c)	1,000		967,221
4.00%, 01/01/51 (c)	1,000		944,871
New Jersey Turnpike Authority, Series B (RB) 5.25%, 01/01/49 (c)	1,500		1,609,430
South Jersey Transportation Authority, Transportation System, Series A (RB) 5.00%, 11/01/45 (c)	500		517,100
Tobacco Settlement Financing Corp., Series A (RB) 5.00%, 06/01/46 (c)	1,715		1,699,116
			16,896,645
New Mexico: 0.3%
New Mexico Mortgage Finance Authority, Single Family Mortgage Program, Series C (RB) 4.95%, 09/01/45 (c)	750		777,772
New Mexico Mortgage Finance Authority, Single Family Mortgage Program, Series F (RB) 3.05%, 07/01/44 (c)	290		240,154
New Mexico Mortgage Finance Authority, Single Family Program, Series I (RB) 5.05%, 09/01/50 (c)	1,000		1,020,309
			2,038,235
New York: 20.5%
City of New York, Series A (GO) 4.00%, 08/01/50 (c)	1,000		911,170
City Of New York, Series A (GO) 5.00%, 08/01/45 (c)	1,000		1,067,077
City of New York, Series C (GO)
5.00%, 09/01/48 (c)	4,625		4,845,876
5.25%, 09/01/50 (c)	1,000		1,063,748
City of New York, Series D (GO) 5.00%, 10/01/45 (c)	3,000		3,196,015
City of New York, Series D (GO) (BAM)
4.00%, 03/01/50 (c)	1,000		914,879
5.00%, 03/01/43 (c)	750		778,680
City of New York, Series E (GO) 5.25%, 04/01/47 (c)	1,000		1,059,943
City of New York, Series F (GO) 5.00%, 03/01/50 (c)	1,000		1,022,869
City of New York, Series G (GO) 5.25%, 02/01/53 (c)	2,500		2,666,399

See Notes to Financial Statements

134

	Par (000’s	)	Value
New York (continued)
County of Monroe, Industrial Development Corp., University of Rochester Project, Series A (RB) 4.00%, 07/01/50 (c)	$900		$820,329
Dutchess County Local Development Corp., Bard College Project, Series A (RB) 5.00%, 07/01/51 (c)	1,000		985,473
Hudson Yards Infrastructure Corp., Series A (RB) (AG) 4.00%, 02/15/47 (c)	1,000		946,921
Long Island Power Authority, Electric System (RB) 5.00%, 09/01/42 (c)	1,000		1,021,753
Long Island Power Authority, Electric System, Series B (RB) 5.00%, 09/01/45 (c)	1,000		999,930
Metropolitan Transportation Authority Dedicated Tax Fund, Series A (RB) 5.00%, 11/15/48 (c)	1,180		1,221,694
Metropolitan Transportation Authority Dedicated Tax Fund, Series B (RB) 5.00%, 11/15/43 (c)	1,000		1,066,042
Metropolitan Transportation Authority, Hudson Rail Yards, Series A (RB) 5.00%, 11/15/51 (c)	1,000		999,675
Metropolitan Transportation Authority, Series A (RB)
4.00%, 11/15/51 (c)	1,000		935,165
5.25%, 11/15/49 (c)	1,500		1,592,364
Metropolitan Transportation Authority, Series A (RB) (AG) 5.00%, 11/15/44 (c)	715		729,837
Metropolitan Transportation Authority, Series A-1 (RB)
4.00%, 11/15/43 (c)	400		368,410
4.00%, 11/15/49 (c)	1,000		900,655
Metropolitan Transportation Authority, Series B-1 (RB) 5.00%, 11/15/51 (c)	500		502,179
Metropolitan Transportation Authority, Series C-1 (RB) 5.25%, 11/15/56 (c)	1,050		1,054,568
Metropolitan Transportation Authority, Series D (RB)
4.00%, 11/15/42 (c)	1,245		1,193,721
4.00%, 11/15/46 (c)	250		224,967
Monroe County Industrial Development Corp. Rochester Regional Health Project, Series A (RB) 4.00%, 12/01/46 (c)	650		569,636
MTA Hudson Rail Yards Trust, Series A (RB) 5.00%, 11/15/56 (c)	1,000		999,953
	Par (000’s	)	Value
New York (continued)
New York City Environmental Facilities, Clean Water and Drinking Water, Series B (RB) 4.00%, 06/15/49 (c)	$500		$481,616
New York City Housing Development Corp., Housing Impact, Series A (RB) 4.80%, 02/01/53 (c)	500		502,352
New York City Housing Development Corp., Multi- Family Housing, Series A-1 (RB)
4.75%, 11/01/54 (c)	1,000		1,003,793
4.85%, 11/01/53 (c)	1,500		1,514,407
New York City Housing Development Corp., Multi- Family Housing, Series E-1 (RB) 4.85%, 11/01/53 (c)	750		756,917
New York City Housing Development Corp., Multi- Family Housing, Series F-1 (RB) 4.55%, 11/01/54 (c)	1,000		985,492
New York City Housing Development Corp., Multi- Family Housing, Series J (RB) 3.05%, 11/01/49 (c)	555		427,818
New York City Municipal Water Finance Authority, Water and Sewer System, Series AA (RB)
4.00%, 06/15/50 (c)	1,000		936,130
5.00%, 06/15/48 (c)	850		880,550
New York City Municipal Water Finance Authority, Water and Sewer System, Series BB (RB)
4.00%, 06/15/44 (c)	1,500		1,449,997
4.00%, 06/15/45 (c)	2,000		1,920,761
5.00%, 06/15/44 (c)	955		1,005,082
5.00%, 06/15/49 (c)	1,000		1,030,230
New York City Municipal Water Finance Authority, Water and Sewer System, Series CC (RB)
3.75%, 06/15/47 (c)	710		632,711
4.00%, 06/15/45 (c)	1,500		1,449,509
5.00%, 06/15/52 (c)	1,000		1,034,644
5.25%, 06/15/54 (c)	1,500		1,597,421
New York City Municipal Water Finance Authority, Water and Sewer System, Series CC (RB) (FHA) 5.00%, 06/15/51 (c)	500		517,335
New York City Municipal Water Finance Authority, Water and Sewer System, Series DD (RB) 4.12%, 06/15/47 (c)	1,000		973,147

See Notes to Financial Statements

135

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(unaudited) (continued)

	Par (000’s	)	Value
New York (continued)
New York City Municipal Water Finance Authority, Water and Sewer System, Series EE (RB) 5.00%, 06/15/45 (c)	$1,000		$1,057,017
New York City Transitional Finance Authority Building Aid, Series S-1 (RB) (SAW) 3.00%, 07/15/49 (c)	350		265,737
New York City Transitional Finance Authority Future Tax Secured Revenue (RB) 5.00%, 05/01/45 (c)	1,000		1,070,034
New York City Transitional Finance Authority, Future Tax Secured Subordinate, Series B (RB)
4.38%, 05/01/53 (c)	500		493,559
5.25%, 05/01/50 (c)	1,000		1,057,166
New York City Transitional Finance Authority, Future Tax Secured Subordinate, Series B-1 (RB) 3.00%, 11/01/47 (c)	1,930		1,478,564
New York City Transitional Finance Authority, Future Tax Secured Subordinate, Series C (RB) 5.25%, 05/01/48 (c)	1,000		1,061,658
New York City Transitional Finance Authority, Future Tax Secured Subordinate, Series C-1 (RB)
4.00%, 11/01/42 (c)	1,120		1,104,373
4.00%, 05/01/44 (c)	1,000		960,122
New York City Transitional Finance Authority, Future Tax Secured Subordinate, Series D (RB)
5.00%, 05/01/49 (c)	1,085		1,135,614
5.00%, 05/01/50 (c)	1,200		1,252,916
5.25%, 05/01/48 (c)	1,750		1,875,339
New York City Transitional Finance Authority, Future Tax Secured Subordinate, Series D-1 (RB) 4.00%, 11/01/47 (c)	500		467,156
New York City Transitional Finance Authority, Future Tax Secured Subordinate, Series E-1 (RB)
2.25%, 02/01/51 (c)	650		404,744
4.00%, 02/01/44 (c)	1,000		962,449
5.00%, 02/01/43 (c)	1,000		1,013,839
New York City Transitional Finance Authority, Future Tax Secured Subordinate, Series F-1 (RB)
4.00%, 02/01/51 (c)	1,000		920,283
5.25%, 02/01/47 (c)	1,000		1,058,518
	Par (000’s	)	Value
New York (continued)
New York City Water and Sewer System, Series BB (RB) 4.00%, 06/15/50 (c)	$640		$599,123
New York City, Series D (GO) 4.00%, 04/01/50 (c)	1,000		924,820
New York City, Series D-1 (GO) 5.00%, 12/01/43 (c)	1,000		1,030,501
New York Liberty Development Corp., 1 World Trade Center Project (RB) 4.00%, 02/15/43 (c)	620		607,450
New York Liberty Development Corp., 4 World Trade Center Project, Series A (RB) (BAM) 3.00%, 11/15/51 (c)	2,125		1,564,205
New York Liberty Development Corp., 7 World Trade Center Project, Series A (RB) 3.00%, 09/15/43 (c)	1,495		1,231,520
New York State Dormitory Authority, Memorial Sloan Kettering Cancer Center, Series 1 (RB) 5.25%, 07/01/54 (c)	2,000		2,155,109
New York State Dormitory Authority, New School, Series A (RB) 4.00%, 07/01/43 (c)	475		439,950
New York State Dormitory Authority, New York University, Series A (RB) 5.00%, 07/01/49 (c)	1,000		1,029,492
New York State Dormitory Authority, Personal Income Tax, Series A (RB)
5.00%, 03/15/49 (c)	500		515,193
5.25%, 03/15/52 (c)	800		849,688
New York State Dormitory Authority, Sales Tax, Series E (RB) 5.00%, 03/15/48 (c)	500		511,812
New York State Dormitory Authority, Series A (GO) 5.00%, 08/01/46 (c)	2,000		2,121,476
New York State Dormitory Authority, Series A (RB)
5.00%, 03/15/44 (c)	1,000		1,080,573
5.00%, 03/15/45 (c)	1,000		1,074,294
5.00%, 07/01/46 (c)	1,500		1,585,698
5.00%, 03/15/50 (c)	1,785		1,869,056
New York State Dormitory Authority, Series C (RB)
5.00%, 03/15/43 (c)	1,075		1,166,728
5.00%, 03/15/45 (c)	3,000		3,202,768
5.25%, 03/15/46 (c)	1,000		1,088,156
New York State Dormitory Authority, St. John’s University, Series A (RB) 4.00%, 07/01/48 (c)	550		494,257

See Notes to Financial Statements

136

	Par (000’s	)	Value
New York (continued)
New York State Dormitory Authority, State Sales Tax, Series A (RB)
4.00%, 03/15/47 (c)	$800		$761,184
4.00%, 03/15/49 (c)	1,000		933,916
5.00%, 03/15/45 (c)	1,000		1,022,155
5.00%, 03/15/49 (c)	1,000		1,050,985
New York State Dormitory Authority, White Plants Hospital (RB) (AG) 5.50%, 10/01/54 (c)	2,250		2,415,032
New York State Mortgage Agency, Homeowner Mortgage (RB) 4.90%, 10/01/53 (c)	1,325		1,355,595
New York State Mortgage Agency, Homeowner Mortgage (RB) (SBG) 2.55%, 04/01/50 (c)	330		238,889
New York State Power Authority, Series A (RB) 4.00%, 11/15/50 (c)	500		463,236
New York State Thruway Authority, Junior Indebtedness, Series B (RB) 4.00%, 01/01/45 (c)	1,440		1,376,599
New York State Thruway Authority, Personal Income Tax, Series A (RB) 4.00%, 03/15/55 (c)	500		465,511
New York State Thruway Authority, Series P (RB) 5.25%, 01/01/54 (c)	1,000		1,063,211
New York State Urban Development Corp., Personal Income Tax (RB) 5.00%, 03/15/63 (c)	2,000		2,074,730
New York State Urban Development Corp., Personal Income Tax, Series A (RB)
4.00%, 03/15/53 (c)	1,000		913,568
5.00%, 03/15/43 (c)	500		514,834
New York State Urban Development Corp., Personal Income Tax, Series C (RB)
3.00%, 03/15/48 (c)	550		419,952
5.00%, 03/15/47 (c)	2,000		2,060,387
New York State Urban Development Corp., Personal Income Tax, Series E (RB) 3.00%, 03/15/49 (c)	1,735		1,310,192
New York State Urban Development Corp., State Sales Tax, Series A (RB) 3.00%, 03/15/50 (c)	1,000		747,066
New York State, Dormitory Authority, Personal Income Tax, Series D (RB) 5.00%, 02/15/48 (c)	820		842,379
	Par (000’s	)	Value
New York (continued)
New York Transportation Development Corp., Terminal 4 John F. Kennedy International Airport Project, Series C (RB) 4.00%, 12/01/42 (c)	$925		$882,520
Port Authority of New York & New Jersey (RB) 5.00%, 09/01/49 (c)	1,000		1,055,942
Triborough Bridge and Tunnel Authority Sales Tax, Series A (RB) 4.25%, 05/15/58 (c)	1,000		960,556
Triborough Bridge and Tunnel Authority, MTA Bridges and Tunnels, Series A (RB) 5.25%, 12/01/47 (c)	1,000		1,069,157
Triborough Bridge and Tunnel Authority, MTA Bridges and Tunnels, Series A-1 (RB) 5.00%, 11/15/44 (c)	750		808,714
Triborough Bridge and Tunnel Authority, Payroll Mobility Tax, Series B (RB)
5.00%, 05/15/56 (c)	500		504,706
5.25%, 11/15/53 (c)	750		795,227
5.25%, 05/15/54 (c)	2,000		2,123,180
Triborough Bridge and Tunnel Authority, Payroll Mobility Tax, Series C (RB)
4.00%, 05/15/51 (c)	750		699,322
5.00%, 05/15/51 (c)	1,000		1,027,091
Triborough Bridge and Tunnel Authority, Payroll Mobility Tax, Series D (RB) 4.50%, 05/15/47 (c)	500		504,045
Triborough Bridge and Tunnel Authority, Series A (RB)
5.00%, 11/15/49 (c)	1,000		1,030,985
5.00%, 11/15/51 (c)	500		513,790
5.25%, 12/01/54 (c)	1,000		1,060,076
5.50%, 12/01/59 (c)	1,500		1,621,507
			131,227,036
North Carolina: 0.9%
North Carolina Housing Finance Agency, Home Ownership, Series A (RB) 4.38%, 07/01/44 (c)	990		998,142
North Carolina Turnpike Authority (RB) 5.00%, 01/01/49 (c)	750		761,276
North Carolina Turnpike Authority, Triangle Expressway System (RB) 5.00%, 01/01/44 (c)	500		511,209

See Notes to Financial Statements

137

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(unaudited) (continued)

	Par (000’s	)	Value
North Carolina (continued)
North Carolina Turnpike Authority, Triangle Expressway System, Series A (RB) (AG) 5.00%, 01/01/58 (c)	$3,350		$3,437,494
			5,708,121
North Dakota: 0.2%
North Dakota Housing Finance Agency, Home Mortgage Finance Program, Series A (RB) 4.70%, 07/01/47 (c)	1,000		1,003,836
Ohio: 2.8%
Buckeye Tobacco Settlement Financing Authority, Series A-2 (RB) 4.00%, 06/01/48 (c)	1,000		867,223
County of Cuyahoga, Ohio Hospital, The Metrohealth System (RB)
5.00%, 02/15/57 (c)	1,000		922,664
5.25%, 02/15/47 (c)	500		499,554
5.50%, 02/15/57 (c)	500		498,367
County of Franklin, Hospital Facilities (RB) 4.12%, 05/15/45 (c)	250		241,317
County of Franklin, Hospital Facilities, Series A (RB) (XLCA) 4.00%, 05/15/47 (c)	250		234,862
County of Franklin, Nationwide Children’s Hospital Project, Series A (RB) 5.00%, 11/01/48	1,000		1,088,082
County of Hamilton, Ohio Healthcare Improvement, Life Enriching Communities Project (RB) 5.00%, 01/01/46 (c)	250		242,020
County of Hamilton, Ohio Hospital Facilities, TriHealth, Inc. (RB) 5.00%, 08/15/42 (c)	500		505,665
JobsOhio Beverage System (RB) 5.00%, 01/01/53 (c)	1,000		1,057,656
Ohio State University, Series A (RB)
3.00%, 12/01/44 (c)	2,000		1,608,019
4.00%, 12/01/48 (c)	1,000		944,659
Ohio Water Development Authority Water Pollution Control Loan Fund (RB) 5.00%, 12/01/44 (c)	750		814,757
Ohio Water Development Authority, Drinking Water Assistance, Series A (RB)
5.00%, 12/01/43 (c)	1,500		1,647,521
5.25%, 12/01/45 (c)	1,500		1,660,852
	Par (000’s	)	Value
Ohio (continued)
Port of Greater Cincinnati Development Authority, Duke Energy Convention Center Project, Series B (RB) 5.00%, 12/01/53 (c)	$500		$511,828
State of Ohio (GO) 5.00%, 05/01/45 (c)	3,000		3,238,865
University of Cincinnati, Series A (RB) 5.25%, 06/01/49 (c)	1,500		1,581,994
			18,165,905
Oklahoma: 0.6%
Oklahoma Municipal Power Authority (RB) (AG) 5.25%, 01/01/51 (c)	1,000		1,069,687
Oklahoma Turnpike Authority, Series A (RB)
4.00%, 01/01/48 (c)	700		658,003
5.50%, 01/01/54 (c)	750		817,420
Oklahoma Water Resources Board, Series C (RB) 4.00%, 10/01/49 (c)	750		712,564
University of Oklahoma, Series A (RB) (BAM) 5.00%, 07/01/49 (c)	835		876,709
			4,134,383
Oregon: 1.0%
City of Portland, Oregon Second Lien, Series A (RB) 5.00%, 10/01/54 (c)	750		792,543
City of Portland, Oregon Sewer System, Series A (RB) 5.00%, 12/01/42 (c)	500		540,675
Oregon Health and Science University, Series A (RB) 4.00%, 07/01/51 (c)	1,000		916,673
Oregon State, Interstate 5 Bridge Replacement Project, Series E (GO) 5.00%, 05/15/50 (c)	1,000		1,033,108
State of Oregon, Series A (GO) 5.25%, 05/01/45 (c)	1,000		1,105,657
Tri-County Metropolitan Transportation District of Oregon, Series A (RB) 3.00%, 09/01/44 (c)	935		753,905
University of Oregon, Series A (RB) 5.00%, 04/01/50 (c)	1,000		1,023,894
			6,166,455
Pennsylvania: 4.0%
Allegheny County Sanitary Authority (RB) 5.00%, 12/01/45 (c)	1,000		1,068,610
Chester County Health and Education Facilities Authority, Main Line Health System, Series A (RB) 4.00%, 09/01/50 (c)	645		578,742

See Notes to Financial Statements

138

	Par (000’s	)	Value
Pennsylvania (continued)
City of Philadelphia, Pennsylvania Gas Works (RB) 5.00%, 08/01/47 (c)	$805		$813,272
City of Philadelphia, Pennsylvania Water & Wastewater, Series A (RB)
5.00%, 10/01/47 (c)	500		507,313
5.00%, 10/01/52 (c)	500		506,230
City of Philadelphia, Pennsylvania Water & Wastewater, Series C (RB) (AG)
5.25%, 09/01/49 (c)	500		538,180
5.25%, 09/01/54 (c)	500		535,635
Commonwealth of Pennsylvania (GO) 4.00%, 08/15/43 (c)	1,000		995,967
Commonwealth of Pennsylvania, Series A (CP) (FHA) 4.00%, 07/01/46 (c)	1,170		1,116,534
Geisinger Authority, Health System, Series A (RB) 5.00%, 04/01/50 (c)	2,750		2,794,759
Lancaster County, Hospital Authority, Penn State Health (RB) 5.00%, 11/01/51 (c)	1,000		1,007,128
Pennsylvania Economic Development Financing Authority, Presbyterian Senior Living Project, Series B-2 (RB) 5.25%, 07/01/46 (c)	1,000		1,013,372
Pennsylvania Higher Educational Facilities Authority, Thomas Jefferson University, Series B-1 (RB) (AG) 4.25%, 11/01/48 (c)	1,000		943,578
Pennsylvania Housing Finance Agency, Single Family Mortgage, Series A (RB)
4.75%, 04/01/53 (c)	1,000		1,004,814
4.80%, 10/01/51 (c)	1,000		1,010,522
4.85%, 10/01/43 (c)	500		513,977
5.00%, 10/01/43 (c)	1,000		1,037,420
Pennsylvania Housing Finance Agency, Single Family Mortgage, Series B (RB) 3.65%, 10/01/42 (c)	260		244,411
Pennsylvania State University (RB) 5.25%, 09/01/53 (c)	1,000		1,064,561
Pennsylvania Turnpike Commission, Oil Franchise Tax, Series A (RB) (AG) 5.00%, 12/01/48 (c)	290		297,015
	Par (000’s	)	Value
Pennsylvania (continued)
Pennsylvania Turnpike Commission, Oil Franchise Tax, Series A (RB) (BAM)
3.00%, 12/01/51 (c)	$1,000		$764,493
4.00%, 12/01/51 (c)	1,000		910,551
Pennsylvania Turnpike Commission, Series A (RB) (AG) 4.00%, 12/01/49 (c)	1,045		975,897
Pennsylvania Turnpike Commission, Series A-1 (RB) 5.00%, 12/01/47 (c)	900		915,434
Pennsylvania Turnpike Commission, Series B (RB)
4.00%, 12/01/46 (c)	1,250		1,173,122
5.00%, 12/01/45 (c)	800		834,778
Pennsylvania Turnpike Commission, Series C (RB) 5.00%, 12/01/49 (c)	750		798,532
Philadelphia Authority for Industrial Development, Children’s Hospital, Series A (RB) 5.50%, 07/01/53 (c)	500		540,780
Upper Merion Area School District, Series A (GO) (SAW) 4.00%, 01/15/46 (c)	1,105		1,071,165
			25,576,792
Rhode Island: 0.1%
Providence Public Building Authority, Capital Improvement Program, Series A (RB) (AG) 5.25%, 09/15/44 (c)	750		802,031
South Carolina: 1.0%
South Carolina Jobs-Economic Development Authority, Mercy Health, Series A (RB) 4.00%, 12/01/44 (c)	855		805,149
South Carolina Jobs-Economic Development Authority, Novant Health, Series A (RB)
4.25%, 11/01/47 (c)	750		722,325
4.50%, 11/01/54 (c)	500		492,705
South Carolina Jobs-Economic Development Authority, Prisma Health, Series A (RB) 5.00%, 05/01/48 (c)	1,000		1,010,747
South Carolina Public Service Authority, Santee Cooper, Series A (RB)
4.00%, 12/01/52 (c)	500		450,104
5.25%, 12/01/49 (c)	1,000		1,058,620
South Carolina Public Service Authority, Series E (RB) 5.25%, 12/01/55 (c)	1,000		1,000,344

See Notes to Financial Statements

139

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(unaudited) (continued)

	Par (000’s	)	Value
South Carolina (continued)
University of South Carolina, Campus Village Project, Series A (RB) 5.00%, 05/01/46 (c)	$820		$855,998
			6,395,992
South Dakota: 0.2%
South Dakota Housing Development Authority, Homeownership Mortgage, Series C (RB) 6.25%, 11/01/55 (c)	995		1,114,453
Tennessee: 0.9%
Chattanooga Health Educational & Housing Facility Board (RB) 5.25%, 12/01/49 (c)	1,000		1,053,816
Metropolitan Government of Nashville and Davidson County, Vanderbilt University Medical Center, Series A (RB)
5.00%, 07/01/46 (c)	1,500		1,502,508
5.00%, 10/01/49 (c)	500		532,244
Tennessee Housing Development Agency, Residential Finance Program (RB) 2.95%, 07/01/49 (c)	335		259,990
Tennessee Housing Development Agency, Residential Finance Program, Series A (RB) 5.40%, 07/01/53 (c)	1,000		1,037,926
Tennessee State School Bond Authority, Higher Education Facilities, Series A (RB) 5.00%, 11/01/42 (c)	1,040		1,060,845
			5,447,329
Texas: 13.1%
Arlington Higher Education Finance Corp., Harmony Public Schools, Series A (RB) 3.00%, 02/15/46 (c)	1,000		761,440
Arlington Higher Education Finance Corp., Lifeschool of Dallas (RB) 4.12%, 08/15/49 (c)	1,000		963,642
Arlington Higher Education Finance Corp., Riverwalk Education Foundation, Inc. (RB) 4.00%, 08/15/44 (c)	675		633,860
Arlington Texas, Higher Education Finance Corp., Riverwalk Education Foundation, Inc. (RB) 4.50%, 08/15/55 (c)	1,000		986,772
	Par (000’s	)	Value
Texas (continued)
Austin Independent School District, Unlimited Tax School Building (GO)
4.00%, 08/01/44 (c)	$750		$735,486
4.00%, 08/01/48 (c)	1,000		971,439
Central Texas Regional Mobility Authority, Senior Lien, Series E (RB) 5.00%, 01/01/45 (c)	750		769,269
City of Austin, Texas (GO)
5.00%, 09/01/43 (c)	1,000		1,090,151
5.00%, 09/01/44 (c)	1,000		1,081,996
City of Austin, Texas Electricity Utility System, Series A (RB) 5.00%, 11/15/49 (c)	1,375		1,411,896
City of Austin, Waterwaste System (RB) 5.00%, 11/15/43 (c)	1,000		1,068,708
City of Corpus Christi, Texas Utility System (RB) 5.00%, 07/15/49 (c)	1,000		1,043,857
City of Corpus Christi, Texas Utility System (RB) (AG)
5.00%, 07/15/43 (c)	1,000		1,071,631
5.00%, 07/15/45 (c)	1,000		1,061,724
City of El Paso, Texas Combination Tax (GO) 4.00%, 08/15/45 (c)	950		918,368
City of Lubbock, Texas Electric Light & Power System (RB) 4.00%, 04/15/46 (c)	650		610,509
City of Royse, Independent School District (GO) 5.00%, 02/15/48 (c)	950		995,141
City of San Antonio, Texas Electric & Gas Systems (RB) 5.00%, 02/01/44 (c)	500		521,636
City of San Antonio, Texas Electric & Gas Systems, Series B (RB) 5.00%, 02/01/54 (c)	3,000		3,144,493
City of San Antonio, Texas Electric & Gas Systems, Series D (RB) 5.25%, 02/01/54 (c)	2,000		2,141,726
City of Seguin, Texas Combination Tax and Limited Pledge (GO) 5.25%, 09/01/58 (c)	1,000		1,054,937
Clifton Higher Education Finance Corp. (RB) 4.00%, 08/15/44 (c)	1,000		961,178
Conroe Independent School District, Unlimited Tax School (GO)
4.25%, 02/15/50 (c)	750		736,545
5.00%, 02/15/49 (c)	1,000		1,056,882

See Notes to Financial Statements

140

	Par (000’s	)	Value
Texas (continued)
Crowley Independent School District (GO) 5.00%, 02/01/49 (c)	$1,000		$1,051,039
Cypress-Fairbanks Independent School District, Series A (GO) 2.25%, 02/15/43 (c)	600		436,315
Dallas Fort Worth International Airport, Series B (RB) 4.00%, 11/01/45 (c)	1,000		959,087
Dallas Fort Worth Texas International Airport, Series B (RB)
5.25%, 11/01/43 (c)	1,500		1,653,948
5.25%, 11/01/50 (c)	1,500		1,601,792
Dallas Independent School District, Unlimited Tax School Building (GO)
4.00%, 02/15/53 (c)	1,000		936,061
4.00%, 02/15/54 (c)	1,500		1,400,006
5.00%, 02/15/49 (c)	1,000		1,047,159
Denton Independent School District, Unlimited Tax School Building (GO) 5.00%, 08/15/48 (c)	1,000		1,050,091
East Montgomery County, Improvement District Sales Tax (RB) (AG) 5.25%, 08/15/49 (c)	750		801,204
El Paso Independent School District, Unlimited Tax School Building (GO) 4.00%, 08/15/48 (c)	795		747,666
Ford Bens County, Unlimited Tax Road (GO) 5.25%, 03/01/53 (c)	1,000		1,065,901
Grand Parkway Transportation Corp. System, First Tier Toll, Series C (RB) 4.00%, 10/01/49 (c)	770		716,501
Grand Parkway Transportation Corp. System, Subordinate Tier Toll, Series A (RB) 5.00%, 10/01/48 (c)	640		652,188
Harris County, Cultural Education Facilities Finance Corp., Houston Methodist Hospital (RB) 4.00%, 12/01/45 (c)	590		544,620
Harris County, Cultural Education Facilities Finance Corp., Texas Children’s Hospital, Series A (RB) 4.00%, 10/01/47 (c)	1,000		922,216
Harris County, Flood Control District, Series A (GO) 4.00%, 10/01/45 (c)	500		488,318
Harris County, Texas Toll Road, Series A (RB) 4.00%, 08/15/48 (c)	1,000		948,444
	Par (000’s	)	Value
Texas (continued)
Hurst-Euless-Bedford Independent School District (GO) 5.00%, 08/15/43 (c)	$1,000		$1,070,209
Joshua Independent School District (GO) 4.00%, 08/15/49 (c)	750		714,290
Katy Independent School District (GO)
4.75%, 02/15/55 (c)	1,000		1,026,266
5.25%, 02/15/54 (c)	1,000		1,080,645
Keller Independent School District (GO) 4.00%, 02/15/47 (c)	1,000		954,525
Lamar Consolidated Independent School District (GO) (AG) 5.50%, 02/15/58 (c)	2,000		2,147,097
Liberty Hill Independent School District (GO) 5.00%, 02/01/54 (c)	1,885		1,969,771
Lower Colorado River Authority Transmission Contract, Series A (RB) 5.25%, 05/15/44 (c)	1,000		1,090,564
Lower Colorado River Authority Transmission, LCRA Transmission Services Corp. Project, Series S (RB) 5.00%, 05/15/43 (c)	500		510,462
Lower Colorado River Authority, Series A (RB) 5.25%, 05/15/50 (c)	500		535,571
Mesquite Independent School District (GO) 5.00%, 08/15/45 (c)	1,675		1,797,165
North Texas Tollway Authority System, Second Tier (RB) 4.25%, 01/01/49 (c)	750		700,158
Northwest Independent School District, Unlimited Tax School Building (GO) 4.00%, 02/15/47 (c)	1,000		946,526
Pflugerville Independent School District, Unlimited Tax School Building, Series A (GO) 5.00%, 02/15/48 (c)	1,000		1,025,347
Rockwall Independent School District (GO) 4.00%, 02/15/53 (c)	1,000		927,070
San Jacinto College District, Series A (GO) 5.00%, 02/15/44 (c)	900		927,233
State of Texas, Department of Housing & Community Affairs, Residential Mortgage, Series A (RB) 5.25%, 01/01/53 (c)	1,000		1,035,509

See Notes to Financial Statements

141

VANECK LONG MUNI ETF

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(unaudited) (continued)

	Par (000’s	)	Value
Texas (continued)
Tarrant County Cultural Education Facilities Finance Corp., Cook Children’s Medical Center (RB) 5.25%, 12/01/49 (c)	$1,000		$1,073,315
Texarkana Independent School District, Unlimited Tax (GO) 4.00%, 02/15/53 (c)	1,000		933,050
Texas City, Independent School District, Unlimited Tax (GO) 4.00%, 08/15/53 (c)	1,015		939,524
Texas City, Independent School District, Unlimited Tax (RB) 5.00%, 10/15/53 (c)	1,000		1,048,365
Texas Department of Housing and Community Affairs, Residential Mortgage, Series B (RB) 5.25%, 07/01/53 (c)	1,000		1,080,657
Texas Transportation Commission, Texas Mobility Fund (GO) 5.00%, 10/01/44 (c)	1,250		1,367,076
Texas Transportation Finance Corporation, Series A (RB)
5.00%, 10/01/45 (c)	2,000		2,162,719
5.50%, 10/01/55 (c)	3,000		3,287,546
Texas Water Development Board (RB)
4.00%, 10/15/45 (c)	500		482,930
4.80%, 10/15/52 (c)	1,000		1,019,429
Texas Water Development Board, Series A (RB)
4.00%, 10/15/49 (c)	990		919,396
5.00%, 10/15/43 (c)	840		861,928
Texas Water Development Board, Series B (RB) 4.00%, 10/15/43 (c)	1,000		968,519
Texas Water Development Board, State Water Implementation (RB) 5.00%, 10/15/44 (c)	1,000		1,084,574
Tomball Independent School District, Unlimited Tax (GO) 4.00%, 02/15/45 (c)	1,000		978,083
University of Houston, Series A (RB) 5.00%, 02/15/56 (c)	500		517,906
Via Metropolitan Transit Advanced Transportation District (RB) 5.00%, 08/01/49 (c)	1,000		1,056,687
Waller Independent School District, Series A (GO) 4.00%, 02/15/48 (c)	500		479,719
Waxahachie Independent School District (GO) 4.00%, 02/15/49 (c)	750		716,048
	Par (000’s	)	Value
Texas (continued)
Weslaco Independent School District (GO) 4.12%, 02/15/49 (c)	$1,470		$1,430,290
Ysleta Independent School District (GO) 5.00%, 08/15/56 (c)	500		513,203
			84,195,214
Utah: 0.6%
Downtown Revitalization Public Infrastructure District (RB) (AG) 5.50%, 06/01/55 (c)	250		269,441
Salt Lake City, International Airport, Series B (RB) 5.00%, 07/01/43 (c)	360		368,372
University of Utah, Board of Higher Education, Series A (RB)
4.00%, 08/01/51 (c)	1,000		918,409
5.00%, 08/01/46 (c)	1,160		1,208,329
Utah County, IHC Health Services, Inc., Series B (RB) 3.00%, 05/15/47 (c)	210		162,575
Utah Transit Authority (RB) 5.00%, 12/15/44 (c)	1,000		1,087,446
			4,014,572
Virginia: 1.0%
County of Fairfax, Industrial Development Authority, Inova Health System Project (RB) 5.00%, 05/15/51 (c)	1,000		1,046,474
County of Fairfax, Industrial Development Authority, Inova Health System Project, Series A (RB) 4.00%, 05/15/48 (c)	1,000		948,731
Hampton Roads Transportation Accountability Commission, Series A (RB)
4.00%, 07/01/57 (c)	600		558,069
5.00%, 07/01/50 (c)	625		645,581
5.00%, 07/01/60 (c)	500		512,883
Virginia Housing Development Authority, Series K (RB) 2.55%, 12/01/46 (c)	1,000		710,004
Virginia Small Business Financing Authority, Series A (RB)
4.00%, 01/01/45 (c)	500		451,545
5.50%, 12/01/54 (c)	500		512,008
Williamsburg Economic Development Authority, Virginia Student Housing, William and Mary Project, Series A (RB) (AG) 4.38%, 07/01/63 (c)	1,000		971,811
			6,357,106

See Notes to Financial Statements

142

	Par (000’s	)	Value
Washington: 2.0%
City of Seattle, City Light Department, Series A (RB) 4.00%, 07/01/51 (c)	$250		$229,699
City of Seattle, Washington Municipal Light and Power (RB)
5.00%, 02/01/43 (c)	1,000		1,081,922
5.25%, 02/01/55 (c)	500		538,220
City of Seattle, Washington Municipal Light and Power, Series A (RB)
4.00%, 05/01/45 (c)	1,000		953,023
5.00%, 03/01/53 (c)	1,000		1,041,305
King County, Public Hospital District No. 2, Evergreen Health, Series A (GO) 4.00%, 12/01/45 (c)	650		600,078
State Of Washington, Series C (GO) 5.00%, 02/01/48 (c)	2,635		2,787,440
State of Washington, Various Purpose, Series A (GO) 5.00%, 08/01/43 (c)	1,090		1,159,377
Washington State Housing Finance Commission, Blakeley and Laurel Village, Series A (RB) (BAM) 5.25%, 07/01/55 (c)	2,000		2,039,118
Washington State Housing Finance Commission, Radford Court and Nordheim Court Portfolio (RB) 5.00%, 07/01/54 (c)	500		485,765
Washington State Various Purpose, Series B (GO) 5.00%, 02/01/48 (c)	1,705		1,793,370
			12,709,317
West Virginia: 0.2%
West Virginia Hospital Finance Authority, University Health System, Series A (RB) 4.38%, 06/01/53 (c)	1,000		942,400
	Par (000’s	)	Value
West Virginia (continued)
West Virginia Parkways Authority, Turnpike Toll (RB) 5.00%, 06/01/47 (c)	$620		$644,046
			1,586,446
Wisconsin: 1.2%
Janesville Wisconsin School District, Series B (GO) 4.38%, 03/01/43 (c)	750		756,954
Public Finance Authority, Pooled Charter School (RB) 5.75%, 07/01/62 (c)	948		994,549
University of Wisconsin Hospitals and Clinics Authority, Series B (RB) 5.00%, 04/01/49 (c)	500		517,156
Wisconsin Health and Educational Facilities Authority, Children’s Hospital, Inc. (RB) 4.00%, 08/15/47 (c)	1,000		907,536
Wisconsin Health and Educational Facilities Authority, Marshfield Clinic Health System, Inc., Series A (RB) 5.00%, 02/15/46 (c)	250		250,208
Wisconsin Health and Educational Facilities Authority, Marshfield Clinic Health System, Series A (RB) (BAM) 4.50%, 02/15/54 (c)	1,000		987,086
Wisconsin Housing and Economic Development Authority, Home Ownership, Series A (RB) 4.85%, 09/01/43 (c)	1,000		1,025,330
Wisconsin Housing and Economic Development Authority, Home Ownership, Series C (RB)
4.50%, 09/01/44 (c)	1,000		1,011,982
4.75%, 03/01/51 (c)	1,000		1,004,617
			7,455,418
Total Municipal Bonds: 98.6% (Cost: $646,311,429)			631,754,685
Other assets less liabilities: 1.4%			8,771,954
NET ASSETS: 100.0%			$640,526,639

See Notes to Financial Statements

143

VANECK LONG MUNI ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

Definitions:

AG	Assured Guaranty, Inc.
BAM	Build America Assurance Co.
CP	Certificate of Participation
FHA	Federal Housing Association
GO	General Obligation
RB	Revenue Bond
SA	Special Assessment
SAW	State Aid Withholding
SBG	School Board Guaranteed
SD CRED PROG	Special District Credit Enhancement Program
ST	Special Tax
XLCA	Syncora Guarantee, Inc.

Footnotes:

(c)	Callable Security — the date disclosed is the date the security may be redeemed by the issuer
^	Zero Coupon Bond

The summary of inputs used to value the Fund’s investments as of October 31, 2025 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Municipal Bonds *	$—	$631,754,685	$—	$631,754,685

*	See Schedule of Investments for geographic sectors.

See Notes to Financial Statements

144

VANECK MOODY’S ANALYTICS BBB CORPORATE BOND ETF

SCHEDULE OF INVESTMENTS

October 31, 2025 (unaudited)

	Par (000’s	)	Value
CORPORATE BONDS: 98.2%
Canada: 6.6%
Alimentation Couche-Tard, Inc. 144A 3.80%, 01/25/50	$75		$57,513
Bank of Montreal 7.30% (US Treasury Yield Curve Rate T 5 Year+3.01%), 11/26/84 (a)	25		26,631
Bank of Nova Scotia 4.59% (US Treasury Yield Curve Rate T 5 Year+2.05%), 05/04/37 (a)	25		24,335
6.88% (US Treasury Yield Curve Rate T 5 Year+2.73%), 10/27/85 (a)	25		25,246
7.35% (US Treasury Yield Curve Rate T 5 Year+2.90%), 04/27/85 (a)	25		26,155
Canadian Imperial Bank of Commerce 7.00% (US Treasury Yield Curve Rate T 5 Year+3.00%), 10/28/85 (a)	25		25,795
Canadian Natural Resources Ltd. 144A 5.40%, 12/15/34	25		25,483
Canadian Pacific Railway Co.
1.75%, 12/02/26	25		24,413
2.45%, 12/02/31	25		22,315
Element Fleet Management Corp. 144A 5.64%, 03/13/27	25		25,466
Enbridge, Inc.
2.50%, 08/01/33	25		21,326
3.12%, 11/15/29	75		71,678
5.62%, 04/05/34	50		52,222
5.70%, 03/08/33	25		26,343
GFL Environmental, Inc. 144A 3.50%, 09/01/28	25		24,467
Royal Bank of Canada 6.35% (US Treasury Yield Curve Rate T 5 Year+2.26%), 11/24/84 (a)	25		24,716
6.50% (US Treasury Yield Curve Rate T 5 Year+2.46%), 11/24/85 (a)	50		49,946
Toronto-Dominion Bank
	Par (000’s	)	Value
Canada (continued)
7.25% (US Treasury Yield Curve Rate T 5 Year+2.98%), 07/31/84 †(a)	$25		$26,447
			580,497
Chile: 0.3%
Cencosud SA 144A 4.38%, 07/17/27	25		25,033
France: 7.5%
BNP Paribas SA 144A 4.62%, 03/13/27	25		25,022
5.91% (SOFR+1.92%), 11/19/35 (a)	50		51,924
Credit Agricole SA 144A 3.25%, 01/14/30	50		47,259
6.25% (SOFR+2.67%), 01/10/35 (a)	50		52,761
Danone SA 144A 2.95%, 11/02/26	50		49,474
Societe Generale SA 144A 2.80% (US Treasury Yield Curve Rate T 1 Year+1.30%), 01/19/28 (a)	100		98,089
2.89% (US Treasury Yield Curve Rate T 1 Year+1.30%), 06/09/32 (a)	25		22,495
3.00%, 01/22/30	75		70,407
3.34% (US Treasury Yield Curve Rate T 1 Year+1.60%), 01/21/33 (a)	50		45,467
3.62%, 03/01/41	75		56,325
4.03% (US Treasury Yield Curve Rate T 1 Year+1.90%), 01/21/43 (a)	50		38,915
5.44% (SOFR+1.73%), 10/03/36 (a)	50		50,088
5.52% (US Treasury Yield Curve Rate T 1 Year+1.50%), 01/19/28 (a)	25		25,312
6.07% (US Treasury Yield Curve Rate T 1 Year+2.10%), 01/19/35 †(a)	25		26,284
			659,822
India: 0.3%
Reliance Industries Ltd. 144A 3.67%, 11/30/27	25		24,730
Ireland: 0.6%
Flutter Treasury DAC 144A 5.88%, 06/04/31	50		50,656
Italy: 2.2%
Enel Finance International NV 144A

See Notes to Financial Statements

145

VANECK MOODY’S ANALYTICS BBB CORPORATE BOND ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

	Par (000’s	)	Value
Italy (continued)
3.50%, 04/06/28	$50		$49,193
3.62%, 05/25/27	25		24,798
Intesa Sanpaolo SpA 144A
6.62%, 06/20/33	25		27,537
7.20%, 11/28/33	50		56,983
7.80%, 11/28/53	25		30,970
			189,481
Mexico: 0.8%
Infraestructura Energetica Nova SAPI de CV 144A 4.75%, 01/15/51	25		19,435
Minera Mexico SA de CV 144A 5.62%, 02/12/32	25		26,025
Sitios Latinoamerica SAB de CV 144A 5.38%, 04/04/32	25		25,071
			70,531
Netherlands: 1.9%
Deutsche Telekom International Finance BV 8.75%, 06/15/30	75		88,268
Deutsche Telekom International Finance BV 144A
3.60%, 01/19/27	25		24,872
4.38%, 06/21/28	25		25,134
Prosus NV 144A 3.26%, 01/19/27	25		24,618
			162,892
Norway: 0.3%
Var Energi ASA 144A 8.00%, 11/15/32	25		28,891
Poland: 0.3%
ORLEN SA 144A 6.00%, 01/30/35	25		26,426
Thailand: 0.3%
Bangkok Bank PCL 144A 4.30%, 06/15/27	25		25,022
United Kingdom: 0.6%
Ferguson Finance PLC 144A 4.50%, 10/24/28	25		25,145
HSBC Holdings PLC 6.50%, 09/15/37	25		27,005
			52,150
United States: 76.5%
Alcon Finance Corp. 144A 3.00%, 09/23/29	25		23,836
Altria Group, Inc.
2.45%, 02/04/32	50		43,960
3.40%, 02/04/41	50		38,566
4.25%, 08/09/42	50		41,917
4.80%, 02/14/29	75		76,150
5.80%, 02/14/39	50		51,523
5.95%, 02/14/49	25		25,388
Ares Capital Corp. 5.88%, 03/01/29	25		25,601
	Par (000’s	)	Value
United States (continued)
5.95%, 07/15/29	$50		$51,328
7.00%, 01/15/27	50		51,366
AT&T, Inc.
3.85%, 06/01/60	75		52,945
4.30%, 02/15/30	75		74,994
Blue Owl Capital Corp. 5.95%, 03/15/29	25		25,339
Campbell Soup Co. 5.40%, 03/21/34	50		51,387
Capital One Financial Corp.
2.36% (SOFR+1.34%), 07/29/32 (a)	25		21,729
4.10%, 02/09/27	50		49,926
5.20% (SOFR+1.63%), 09/11/36 (a)	25		24,845
6.05% (SOFR+2.26%), 02/01/35 (a)	75		79,554
6.18% (SOFR+2.04%), 01/30/36 (a)	50		52,126
6.38% (SOFR+2.86%), 06/08/34 (a)	50		54,143
7.96% (SOFR Compound Index+3.37%), 11/02/34 (a)	25		29,503
Centene Corp.
2.50%, 03/01/31	25		21,538
2.62%, 08/01/31	75		64,405
3.00%, 10/15/30	25		22,326
3.38%, 02/15/30 †	75		69,043
4.62%, 12/15/29	50		48,536
CF Industries, Inc. 144A 4.50%, 12/01/26	25		25,020
Charter Communications Operating LLC / Charter Communications Operating Capital
3.85%, 04/01/61 †	75		46,198
3.95%, 06/30/62	75		46,488
5.12%, 07/01/49	20		16,137
5.38%, 04/01/38	50		46,383
5.38%, 05/01/47	75		63,673
6.38%, 10/23/35	50		51,812
6.48%, 10/23/45	150		144,987
Cheniere Corpus Christi Holdings LLC
3.70%, 11/15/29	25		24,348
5.12%, 06/30/27	25		25,262
Citigroup, Inc. 4.30%, 11/20/26	25		25,036
5.83% (SOFR+2.06%), 02/13/35 (a)	50		51,979
6.02% (SOFR+1.83%), 01/24/36 (a)	75		78,492
Conagra Brands, Inc.
5.30%, 11/01/38	50		48,144
5.40%, 11/01/48	25		22,917
Constellation Brands, Inc.
2.25%, 08/01/31	50		44,281
3.15%, 08/01/29	25		24,063

See Notes to Financial Statements

146

	Par (000’s	)	Value
United States (continued)
Deutsche Bank AG 7.08% (SOFR+3.65%), 02/10/34 (a)	$25		$27,412
DT Midstream, Inc. 144A 4.12%, 06/15/29	25		24,476
Equinix, Inc. 3.20%, 11/18/29 †	25		23,995
Everest Reinsurance Holdings, Inc. 3.12%, 10/15/52	25		16,097
Fiserv, Inc. 3.50%, 07/01/29	75		72,196
General Mills, Inc.
2.88%, 04/15/30	50		47,123
3.20%, 02/10/27	50		49,477
4.95%, 03/29/33	25		25,373
GLP Capital LP / GLP Financing II, Inc.
5.30%, 01/15/29	25		25,493
5.62%, 09/15/34	25		25,296
Golub Capital BDC, Inc. 6.00%, 07/15/29	25		25,386
Haleon US Capital LLC 3.38%, 03/24/29	75		73,084
HCA, Inc.
4.12%, 06/15/29	75		74,487
5.12%, 06/15/39	75		72,980
5.25%, 06/15/49	75		68,902
International Flavors & Fragrances, Inc. 144A 1.83%, 10/15/27	25		23,838
IQVIA, Inc. 6.25%, 02/01/29	25		26,355
ITC Holdings Corp. 144A 4.95%, 09/22/27	25		25,336
J M Smucker Co. 6.20%, 11/15/33	25		27,124
Keurig Dr. Pepper, Inc.
3.80%, 05/01/50	25		18,509
3.95%, 04/15/29	25		24,650
4.05%, 04/15/32	50		48,022
4.50%, 04/15/52	50		40,881
5.10%, 03/15/27	25		25,248
Kraft Heinz Foods Co.
3.88%, 05/15/27	25		24,891
4.38%, 06/01/46	50		41,801
5.00%, 06/04/42	50		46,177
5.20%, 07/15/45	50		46,371
6.88%, 01/26/39	25		27,891
Kraft Heinz Foods Co. 144A 7.12%, 08/01/39	25		28,625
Kroger Co.
4.45%, 02/01/47	100		85,568
5.00%, 09/15/34	25		25,218
Lowe’s Cos, Inc.
2.62%, 04/01/31	100		91,471
3.65%, 04/05/29	25		24,592
LPL Holdings, Inc. 144A
	Par (000’s	)	Value
United States (continued)
4.00%, 03/15/29	$25		$24,429
Marriott International, Inc.
2.85%, 04/15/31	25		23,038
3.50%, 10/15/32	100		93,023
4.90%, 04/15/29	25		25,531
5.35%, 03/15/35 †	25		25,670
McCormick & Co., Inc. 3.40%, 08/15/27	25		24,723
McDonald’s Corp.
2.12%, 03/01/30	150		137,709
3.50%, 07/01/27	50		49,617
3.62%, 09/01/49	50		37,388
4.45%, 09/01/48	25		21,609
4.88%, 12/09/45	50		46,270
6.30%, 10/15/37	50		55,560
Midwest Connector Capital Co. LLC 144A 4.62%, 04/01/29	25		25,111
Mondelez International, Inc.
2.62%, 09/04/50	75		45,502
3.00%, 03/17/32	25		22,884
Motorola Solutions, Inc. 4.60%, 05/23/29	25		25,297
MPLX LP
2.65%, 08/15/30	50		46,067
4.80%, 02/15/29	25		25,381
4.95%, 09/01/32	25		25,083
5.00%, 03/01/33	50		50,124
5.40%, 04/01/35	50		50,380
News Corp. 144A 3.88%, 05/15/29	25		24,115
NRG Energy, Inc. 144A 2.45%, 12/02/27	25		23,984
Oracle Corp.
3.60%, 04/01/40	75		58,766
3.80%, 11/15/37	50		42,319
3.85%, 07/15/36	25		21,858
3.95%, 03/25/51	50		35,673
4.00%, 07/15/46	50		37,498
4.38%, 05/15/55	50		37,718
5.25%, 02/03/32	50		50,924
5.38%, 07/15/40	100		95,347
5.50%, 09/27/64	25		21,825
6.12%, 07/08/39	25		25,779
O’Reilly Automotive, Inc. 3.60%, 09/01/27	25		24,796
Pacific Gas and Electric Co.
2.10%, 08/01/27	75		72,135
2.50%, 02/01/31	50		44,775
3.25%, 06/01/31	50		46,200
3.30%, 08/01/40	25		19,006
3.50%, 08/01/50	50		34,202
3.75%, 07/01/28	50		49,198
4.50%, 07/01/40	100		87,006
4.95%, 07/01/50	75		64,617
6.75%, 01/15/53	25		27,044
Roper Technologies, Inc. 4.20%, 09/15/28	25		25,055

See Notes to Financial Statements

147

VANECK MOODY’S ANALYTICS BBB CORPORATE BOND ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

	Par (000’s	)	Value
United States (continued)
Sabine Pass Liquefaction LLC 5.00%, 03/15/27	$25		$25,149
Sherwin-Williams Co. 3.45%, 06/01/27	50		49,548
Sprint Capital Corp.
6.88%, 11/15/28	75		80,593
8.75%, 03/15/32	25		30,424
Sysco Corp. 5.95%, 04/01/30	25		26,527
T-Mobile USA, Inc.
2.05%, 02/15/28	50		47,768
2.55%, 02/15/31	50		45,489
3.00%, 02/15/41	25		18,725
3.30%, 02/15/51	25		16,927
3.38%, 04/15/29	75		72,915
3.40%, 10/15/52	50		34,103
3.75%, 04/15/27	50		49,730
3.88%, 04/15/30	60		58,788
4.38%, 04/15/40	75		67,416
4.70%, 01/15/35	25		24,529
Tyson Foods, Inc.
3.55%, 06/02/27	25		24,765
4.35%, 03/01/29	50		50,046
5.10%, 09/28/48	25		23,105
United Rentals North America, Inc. 144A 6.00%, 12/15/29	25		25,678
Verizon Communications, Inc.
1.75%, 01/20/31	25		21,861
2.35%, 03/15/32	50		43,737
2.55%, 03/21/31	150		136,275
2.99%, 10/30/56	25		15,200
3.40%, 03/22/41	50		39,304
4.33%, 09/21/28	125		125,701
	Par (000’s	)	Value
United States (continued)
VICI Properties LP 5.12%, 05/15/32	$50		$50,427
VICI Properties LP / VICI Note Co., Inc. 144A
3.75%, 02/15/27	50		49,525
4.25%, 12/01/26	25		24,947
4.62%, 12/01/29	50		49,605
Vistra Operations Co. LLC 144A
4.30%, 07/15/29	25		24,764
6.95%, 10/15/33	50		55,659
VMware LLC
1.80%, 08/15/28	25		23,484
2.20%, 08/15/31	50		44,228
Westinghouse Air Brake Technologies Corp.
3.45%, 11/15/26	25		24,820
4.70%, 09/15/28	25		25,323
			6,688,860
Total Corporate Bonds (Cost: $8,564,573)			8,584,991

	Number of Shares
SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES ON LOAN: 2.7%
Money Market Fund: 2.7% (Cost: $238,357)
State Street Navigator Securities Lending Government Money Market Portfolio 4.06%(x)	238,357		238,357
Total Investments: 100.9% (Cost: $8,802,930)			8,823,348
Liabilities in excess of other assets: (0.9)%			(81,546)
NET ASSETS: 100.0%			$8,741,802

Definitions:

SOFR	Secured Overnight Financing Rate

Footnotes:

(a)	Variable rate security — the rate shown is as of 10/31/25
(x)	Rate shown is the 1-day yield as of 10/31/25.
†	Security fully or partially on loan. Total market value of securities on loan is $193,057.

144A	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted. These securities have an aggregate value of $1,812,238, or 20.7% of net assets.

See Notes to Financial Statements

148

The summary of inputs used to value the Fund’s investments as of October 31, 2025 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Corporate Bonds *	$—	$8,584,991	$—	$8,584,991
Money Market Fund	238,357	—	—	238,357
Total Investments	$238,357	$8,584,991	$—	$8,823,348

*	See Schedule of Investments for geographic sectors.

See Notes to Financial Statements

149

VANECK MOODY’S ANALYTICS IG CORPORATE BOND ETF

SCHEDULE OF INVESTMENTS

October 31, 2025 (unaudited)

	Par (000’s	)	Value
CORPORATE BONDS: 98.4%
Canada: 6.9%
Alimentation Couche-Tard, Inc. 144A
3.80%, 01/25/50	$50		$38,342
5.27%, 02/12/34	30		30,761
Bank of Montreal 7.30% (US Treasury Yield Curve Rate T 5 Year+3.01%), 11/26/84 (a)	25		26,631
Bank of Nova Scotia
1.95%, 02/02/27	50		48,799
2.45%, 02/02/32	100		89,234
4.59% (US Treasury Yield Curve Rate T 5 Year+2.05%), 05/04/37 (a)	25		24,335
4.85%, 02/01/30	50		51,110
6.88% (US Treasury Yield Curve Rate T 5 Year+2.73%), 10/27/85 (a)	50		50,492
Brookfield Finance, Inc. 3.50%, 03/30/51	50		35,443
Canadian Imperial Bank of Commerce
5.24%, 06/28/27	50		50,992
7.00% (US Treasury Yield Curve Rate T 5 Year+3.00%), 10/28/85 (a)	25		25,795
Canadian Natural Resources Ltd. 6.25%, 03/15/38	25		26,711
Canadian Pacific Railway Co. 1.75%, 12/02/26	25		24,413
Enbridge, Inc.
2.50%, 08/01/33	50		42,653
3.12%, 11/15/29	25		23,893
5.70%, 03/08/33	25		26,343
Royal Bank of Canada
6.35% (US Treasury Yield Curve Rate T 5 Year+2.26%), 11/24/84 (a)	25		24,716
6.50% (US Treasury Yield Curve Rate T 5 Year+2.46%), 11/24/85 (a)	25		24,973
Toronto-Dominion Bank
2.80%, 03/10/27	75		73,819
3.20%, 03/10/32	50		46,566
4.11%, 06/08/27	25		25,019
4.93%, 10/15/35	100		100,254
4.99%, 04/05/29	75		76,936
	Par (000’s	)	Value
Canada (continued)
7.25% (US Treasury Yield Curve Rate T 5 Year+2.98%), 07/31/84 †(a)	$25		$26,447
			1,014,677
Chile: 0.2%
Cencosud SA 144A 4.38%, 07/17/27	25		25,033
Denmark: 0.2%
Danske Bank A/S 144A 5.43% (US Treasury Yield Curve Rate T 1 Year+0.95%), 03/01/28 (a)	25		25,421
France: 7.5%
BNP Paribas SA 144A
2.59% (SOFR+1.23%), 01/20/28 (a)	25		24,485
3.50%, 11/16/27	75		73,908
5.12% (US Treasury Yield Curve Rate T 1 Year+1.45%), 01/13/29 (a)	50		50,915
5.18% (SOFR+1.52%), 01/09/30 (a)	50		51,228
5.33% (US Treasury Yield Curve Rate T 1 Year+1.50%), 06/12/29 (a)	100		102,601
5.89% (SOFR+1.87%), 12/05/34 (a)	100		106,476
5.91% (SOFR+1.92%), 11/19/35 (a)	50		51,924
Credit Agricole SA 144A
2.02%, 01/11/27	50		48,785
3.25%, 01/14/30	25		23,629
5.37%, 03/11/34	25		26,159
5.51%, 07/05/33	25		26,413
6.25% (SOFR+2.67%), 01/10/35 †(a)	25		26,380
Danone SA 144A 2.95%, 11/02/26	50		49,474
Societe Generale SA 144A
2.80% (US Treasury Yield Curve Rate T 1 Year+1.30%), 01/19/28 (a)	75		73,567
3.00%, 01/22/30	125		117,345
4.03% (US Treasury Yield Curve Rate T 1 Year+1.90%), 01/21/43 (a)	50		38,915
4.68%, 06/15/27	50		50,433
6.07% (US Treasury Yield Curve Rate T 1 Year+2.10%), 01/19/35 (a)	25		26,284

See Notes to Financial Statements

150

	Par (000’s	)	Value
France (continued)
6.22% (US Treasury Yield Curve Rate T 1 Year+3.20%), 06/15/33 (a)	$50		$52,771
6.69% (US Treasury Yield Curve Rate T 1 Year+2.95%), 01/10/34 (a)	75		81,733
			1,103,425
India: 0.2%
Reliance Industries Ltd. 144A 3.67%, 11/30/27	25		24,730
Ireland: 0.3%
Flutter Treasury DAC 144A 5.88%, 06/04/31	50		50,656
Italy: 1.1%
Intesa Sanpaolo SpA 144A
6.62%, 06/20/33	50		55,075
7.20%, 11/28/33	50		56,982
7.80%, 11/28/53	25		30,970
UniCredit SpA 144A 3.13% (US Treasury Yield Curve Rate T 1 Year+1.55%), 06/03/32 (a)	25		23,093
			166,120
Mexico: 0.3%
Infraestructura Energetica Nova SAPI de CV 144A 4.75%, 01/15/51	25		19,435
Sitios Latinoamerica SAB de CV 144A 5.38%, 04/04/32	25		25,071
			44,506
Netherlands: 1.8%
Deutsche Telekom International Finance BV 8.75%, 06/15/30	75		88,268
Deutsche Telekom International Finance BV 144A
3.60%, 01/19/27	25		24,872
4.38%, 06/21/28	50		50,268
Enel Finance International NV 144A 2.12%, 07/12/28	25		23,684
JDE Peet’s NV 144A 1.38%, 01/15/27	50		48,271
Prosus NV 144A 3.26%, 01/19/27	25		24,618
			259,981
Norway: 0.4%
DNB Bank ASA 144A 4.85% (SOFR+1.05%), 11/05/30 (a)	25		25,508
Var Energi ASA 144A 8.00%, 11/15/32 †	25		28,891
			54,399
	Par (000’s	)	Value
Poland: 0.2%
ORLEN SA 144A 6.00%, 01/30/35	$25		$26,427
Saudi Arabia: 2.1%
Saudi Arabian Oil Co. 144A
2.25%, 11/24/30	100		90,382
3.25%, 11/24/50	100		69,246
3.50%, 04/16/29	75		73,594
5.25%, 07/17/34	50		51,792
5.88%, 07/17/64	25		24,991
			310,005
Spain: 1.8%
Banco Bilbao Vizcaya Argentaria SA 5.38%, 03/13/29	25		25,862
Banco Santander SA
5.37% (US Treasury Yield Curve Rate T 1 Year+0.95%), 07/15/28 (a)	75		76,430
5.44%, 07/15/31	50		52,516
6.53% (US Treasury Yield Curve Rate T 1 Year+1.65%), 11/07/27 (a)	25		25,577
6.94%, 11/07/33	75		85,995
			266,380
Sweden: 0.3%
Svenska Handelsbanken AB 144A 3.95%, 06/10/27	25		25,042
Swedbank AB 144A 1.54%, 11/16/26	25		24,401
			49,443
Switzerland: 0.2%
UBS Group AG 144A 3.18% (US Treasury Yield Curve Rate T 1 Year+1.10%), 02/11/43 (a)	50		38,551
United Arab Emirates: 0.2%
Abu Dhabi Crude Oil Pipeline LLC 144A 3.65%, 11/02/29	25		24,671
United Kingdom: 1.3%
Barclays PLC 3.33% (US Treasury Yield Curve Rate T 1 Year+1.30%), 11/24/42 (a)	50		39,000
Credit Agricole SA 144A 4.12%, 01/10/27	75		74,898
Ferguson Finance PLC 144A 4.50%, 10/24/28	50		50,290
HSBC Holdings PLC 4.38%, 11/23/26	25		25,034
			189,222

See Notes to Financial Statements

151

VANECK MOODY’S ANALYTICS IG CORPORATE BOND ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

	Par (000’s	)	Value
United States: 73.4%
AIG SunAmerica Global Financing X 144A
6.90%, 03/15/32	$25		$27,973
Altria Group, Inc.
2.45%, 02/04/32	50		43,960
3.40%, 05/06/30	50		48,063
3.40%, 02/04/41	75		57,849
4.25%, 08/09/42	125		104,792
4.80%, 02/14/29	50		50,767
5.38%, 01/31/44 †	50		48,806
5.80%, 02/14/39	25		25,762
5.95%, 02/14/49	25		25,388
Apple, Inc.
1.20%, 02/08/28	75		70,937
1.40%, 08/05/28	25		23,474
1.65%, 02/08/31	25		22,171
2.20%, 09/11/29	25		23,510
2.38%, 02/08/41	100		71,916
2.65%, 05/11/50	150		95,542
2.65%, 02/08/51	75		47,592
2.95%, 09/11/49	50		34,245
3.85%, 05/04/43	50		42,641
Ares Capital Corp.
5.88%, 03/01/29	25		25,601
5.95%, 07/15/29	50		51,328
7.00%, 01/15/27	50		51,366
AT&T, Inc.
3.80%, 12/01/57	150		106,002
3.85%, 06/01/60	50		35,297
Berkshire Hathaway Energy Co.
2.85%, 05/15/51	25		15,946
3.70%, 07/15/30	25		24,518
3.80%, 07/15/48	25		19,354
4.25%, 10/15/50	25		20,578
4.45%, 01/15/49	75		64,577
4.60%, 05/01/53 †	25		21,677
5.15%, 11/15/43	25		24,288
6.12%, 04/01/36	25		27,136
Berkshire Hathaway Finance Corp.
1.45%, 10/15/30 †	50		44,289
2.85%, 10/15/50	50		33,061
3.85%, 03/15/52	150		118,302
4.20%, 08/15/48	75		64,228
4.25%, 01/15/49	50		43,109
Blue Owl Capital Corp. 2.88%, 06/11/28	50		47,228
Cameron LNG LLC 144A
2.90%, 07/15/31	25		22,920
3.30%, 01/15/35	25		21,962
3.70%, 01/15/39	50		43,119
Campbell Soup Co. 5.40%, 03/21/34	25		25,693
Capital One Financial Corp. 5.20% (SOFR+1.63%), 09/11/36 (a)	50		49,690
	Par (000’s	)	Value
United States (continued)
6.18% (SOFR+2.04%), 01/30/36 (a)	$75		$78,190
6.38% (SOFR+2.86%), 06/08/34 (a)	50		54,143
Centene Corp.
3.00%, 10/15/30 †	100		89,306
3.38%, 02/15/30	75		69,043
4.62%, 12/15/29	100		97,072
CF Industries, Inc. 144A 4.50%, 12/01/26	25		25,020
Charter Communications Operating LLC / Charter Communications Operating Capital
3.50%, 06/01/41	75		54,130
3.70%, 04/01/51	150		98,119
4.40%, 12/01/61	25		16,950
5.38%, 04/01/38	125		115,958
5.38%, 05/01/47	25		21,224
5.50%, 04/01/63	25		20,330
5.75%, 04/01/48	50		44,380
6.48%, 10/23/45	50		48,329
Cheniere Corpus Christi Holdings LLC 5.12%, 06/30/27	50		50,524
Cintas Corp. No 2 3.70%, 04/01/27	25		24,913
Citigroup, Inc. 6.02% (SOFR+1.83%), 01/24/36 (a)	100		104,656
Coca-Cola Co.
1.38%, 03/15/31	50		43,702
2.00%, 03/05/31	25		22,585
2.50%, 06/01/40	100		74,634
2.88%, 05/05/41	50		38,617
3.45%, 03/25/30	75		73,261
5.40%, 05/13/64	50		49,779
Conagra Brands, Inc.
1.38%, 11/01/27	25		23,609
4.85%, 11/01/28	25		25,282
5.30%, 11/01/38	25		24,072
Constellation Brands, Inc.
2.25%, 08/01/31	50		44,281
3.15%, 08/01/29	25		24,063
Costco Wholesale Corp. 1.60%, 04/20/30	50		45,213
Deutsche Bank AG 7.08% (SOFR+3.65%), 02/10/34 (a)	50		54,825
DT Midstream, Inc. 144A 4.12%, 06/15/29	25		24,476
Duke Energy Carolinas LLC
3.20%, 08/15/49	25		17,521
4.95%, 01/15/33	25		25,778
5.30%, 02/15/40	25		25,560
5.35%, 01/15/53	50		49,342
Duke Energy Progress LLC 5.05%, 03/15/35	75		76,532

See Notes to Financial Statements

152

	Par (000’s	)	Value
United States (continued)
Entergy Louisiana LLC
4.00%, 03/15/33	$25		$24,108
4.20%, 09/01/48	25		20,692
Equinix, Inc. 3.20%, 11/18/29 †	50		47,991
Expand Energy Corp. 144A 6.75%, 04/15/29	25		25,206
First Citizens BancShares, Inc./NC 6.25% (US Treasury Yield Curve Rate T 5 Year+1.97%), 03/12/40 (a)	25		25,419
Fiserv, Inc.
3.50%, 07/01/29	50		48,130
5.15%, 03/15/27	50		50,424
Florida Power & Light Co.
3.15%, 10/01/49	25		17,505
3.95%, 03/01/48	25		20,397
4.80%, 05/15/33	25		25,559
5.10%, 04/01/33	25		25,921
5.30%, 06/15/34	25		26,177
Gartner, Inc. 144A 3.75%, 10/01/30	25		23,661
General Mills, Inc.
3.20%, 02/10/27	25		24,739
4.20%, 04/17/28	50		50,044
4.95%, 03/29/33	25		25,373
5.25%, 01/30/35	25		25,493
GLP Capital LP / GLP Financing II, Inc.
3.25%, 01/15/32	25		22,462
5.30%, 01/15/29	50		50,987
HCA, Inc.
2.38%, 07/15/31	50		44,632
4.12%, 06/15/29	50		49,658
4.50%, 02/15/27	50		50,080
5.25%, 06/15/49	25		22,967
5.50%, 06/15/47	75		72,081
Home Depot, Inc.
1.38%, 03/15/31	75		64,894
2.70%, 04/15/30	100		94,430
5.95%, 04/01/41	25		26,957
Illinois Tool Works, Inc. 2.65%, 11/15/26	25		24,736
International Flavors & Fragrances, Inc. 144A
1.83%, 10/15/27	25		23,838
3.47%, 12/01/50	25		17,442
IQVIA, Inc. 6.25%, 02/01/29	25		26,355
ITC Holdings Corp. 144A 4.95%, 09/22/27	25		25,336
Keurig Dr. Pepper, Inc.
3.80%, 05/01/50	75		55,527
3.95%, 04/15/29	50		49,299
4.05%, 04/15/32	25		24,011
4.60%, 05/25/28	25		25,153
	Par (000’s	)	Value
United States (continued)
Kraft Heinz Foods Co.
3.88%, 05/15/27	$25		$24,891
4.38%, 06/01/46	100		83,601
5.00%, 06/04/42	25		23,089
5.20%, 07/15/45	50		46,371
6.88%, 01/26/39	25		27,891
Kraft Heinz Foods Co. 144A 7.12%, 08/01/39	25		28,625
Kroger Co.
5.00%, 09/15/34	75		75,654
5.65%, 09/15/64 †	25		24,387
Lowe’s Cos, Inc.
3.00%, 10/15/50	50		32,463
4.45%, 04/01/62	25		19,996
Marriott International, Inc. 4.90%, 04/15/29	25		25,531
Mastercard, Inc.
2.95%, 11/21/26	75		74,381
2.95%, 06/01/29	50		48,351
4.35%, 01/15/32	25		25,145
4.55%, 01/15/35	50		49,953
4.85%, 03/09/33	25		25,698
4.88%, 03/09/28	25		25,548
McCormick & Co., Inc. 3.40%, 08/15/27	25		24,723
McDonald’s Corp.
2.12%, 03/01/30	25		22,952
2.62%, 09/01/29	40		37,964
3.50%, 03/01/27	100		99,310
3.50%, 07/01/27	25		24,808
3.60%, 07/01/30 †	25		24,418
3.62%, 09/01/49	50		37,388
4.45%, 03/01/47	50		43,304
4.70%, 12/09/35	25		24,826
4.88%, 12/09/45	25		23,135
4.95%, 03/03/35	25		25,336
5.00%, 02/13/36	25		25,195
6.30%, 10/15/37	25		27,780
Meta Platforms, Inc.
3.50%, 08/15/27	50		49,746
4.65%, 08/15/62	75		62,460
4.95%, 05/15/33	75		77,044
Mondelez International, Inc.
2.62%, 09/04/50	25		15,167
2.75%, 04/13/30	50		47,022
3.00%, 03/17/32	25		22,884
MPLX LP 4.12%, 03/01/27	25		24,966
Nestle Holdings, Inc. 144A
1.00%, 09/15/27	45		42,776
3.62%, 09/24/28	25		24,824
News Corp. 144A 3.88%, 05/15/29	25		24,115
NRG Energy, Inc. 144A 2.45%, 12/02/27	25		23,984
Oncor Electric Delivery Co. LLC 4.95%, 09/15/52	25		22,926

See Notes to Financial Statements

153

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SCHEDULE OF INVESTMENTS

(unaudited) (continued)

	Par (000’s	)	Value
United States (continued)
5.65%, 11/15/33	$25		$26,632
Oracle Corp.
3.65%, 03/25/41	130		101,015
3.80%, 11/15/37	35		29,623
3.85%, 04/01/60	75		49,613
3.95%, 03/25/51	50		35,673
4.00%, 07/15/46	25		18,749
4.12%, 05/15/45	75		58,020
4.30%, 07/08/34	25		23,440
5.38%, 07/15/40	75		71,510
6.50%, 04/15/38	25		26,776
O’Reilly Automotive, Inc. 3.60%, 09/01/27	25		24,796
Pacific Gas and Electric Co.
2.50%, 02/01/31	25		22,387
3.00%, 06/15/28	50		48,222
3.25%, 06/01/31	50		46,200
3.75%, 07/01/28	25		24,599
4.50%, 07/01/40	50		43,503
4.55%, 07/01/30	25		24,850
5.55%, 05/15/29	59		60,765
5.70%, 03/01/35	20		20,569
6.10%, 01/15/29	35		36,524
6.15%, 01/15/33	50		53,109
6.15%, 03/01/55	25		25,255
6.75%, 01/15/53	50		54,088
PepsiCo, Inc.
2.62%, 07/29/29	100		95,270
2.62%, 10/21/41	50		36,665
2.75%, 10/21/51 †	25		16,206
2.88%, 10/15/49	50		33,727
3.00%, 10/15/27	50		49,321
3.60%, 02/18/28	25		24,890
3.62%, 03/19/50	50		38,498
4.45%, 04/14/46	50		45,106
5.00%, 02/07/35	25		25,683
5.00%, 07/23/35	75		76,791
Philip Morris International, Inc.
3.38%, 08/15/29	50		48,691
4.88%, 02/13/29	50		51,063
5.12%, 02/15/30	50		51,630
5.12%, 02/13/31	25		25,850
5.38%, 02/15/33	25		26,046
5.62%, 11/17/29	50		52,477
5.75%, 11/17/32	50		53,256
Pioneer Natural Resources Co. 2.15%, 01/15/31	25		22,611
Procter & Gamble Co. 1.90%, 02/01/27	50		48,885
Public Service Co. of Colorado
1.88%, 06/15/31	25		21,956
5.15%, 09/15/35	25		25,396
Republic Services, Inc.
1.75%, 02/15/32	25		21,479
3.95%, 05/15/28	50		49,969
	Par (000’s	)	Value
United States (continued)
Roper Technologies, Inc. 4.20%, 09/15/28	$25		$25,055
S&P Global, Inc.
2.45%, 03/01/27	25		24,515
2.70%, 03/01/29 †	50		47,904
San Diego Gas & Electric Co.
5.35%, 04/01/53	25		24,167
5.40%, 04/15/35	50		51,836
Sherwin-Williams Co. 3.45%, 06/01/27	75		74,321
Southern California Edison Co.
3.65%, 02/01/50	25		17,655
4.00%, 04/01/47	75		57,286
4.65%, 10/01/43	50		42,966
5.20%, 06/01/34	50		50,073
Sprint Capital Corp.
6.88%, 11/15/28	50		53,729
8.75%, 03/15/32	75		91,271
T-Mobile USA, Inc.
2.25%, 11/15/31	75		66,060
3.00%, 02/15/41	75		56,174
3.30%, 02/15/51	50		33,854
3.40%, 10/15/52 †	50		34,103
3.75%, 04/15/27	75		74,595
3.88%, 04/15/30	75		73,485
4.38%, 04/15/40	100		89,889
4.70%, 01/15/35	25		24,529
TSMC Arizona Corp. 3.88%, 04/22/27	25		24,951
Tyson Foods, Inc.
3.55%, 06/02/27	75		74,294
4.35%, 03/01/29	50		50,046
5.10%, 09/28/48 †	25		23,105
United Rentals North America, Inc. 144A 6.00%, 12/15/29	50		51,357
Verizon Communications, Inc.
1.75%, 01/20/31	125		109,306
2.35%, 03/15/32	50		43,737
2.55%, 03/21/31	100		90,850
2.99%, 10/30/56	25		15,200
4.12%, 03/16/27	75		75,056
4.33%, 09/21/28	125		125,701
VICI Properties LP
4.75%, 02/15/28	25		25,223
5.12%, 05/15/32	50		50,427
VICI Properties LP / VICI Note Co., Inc. 144A
3.75%, 02/15/27	50		49,525
4.25%, 12/01/26	75		74,841
Visa, Inc.
2.05%, 04/15/30	50		46,114
2.75%, 09/15/27	75		73,650
Vistra Operations Co. LLC 144A 3.70%, 01/30/27	25		24,812

See Notes to Financial Statements

154

	Par (000’s	)	Value
United States (continued)
4.30%, 07/15/29	$50		$49,528
Walmart, Inc.
2.50%, 09/22/41 †	50		36,374
4.35%, 04/28/30	25		25,373
4.90%, 04/28/35	25		25,717
Waste Management, Inc.
1.50%, 03/15/31	50		43,424
3.15%, 11/15/27	25		24,621
4.15%, 04/15/32	25		24,714
4.80%, 03/15/32	25		25,561
4.88%, 02/15/29	50		51,299
4.95%, 03/15/35	50		50,802
Westinghouse Air Brake Technologies Corp.
3.45%, 11/15/26	25		24,820
4.70%, 09/15/28	25		25,323
			10,776,990
Total Corporate Bonds (Cost: $14,546,542)			14,450,637

	Number of Shares
SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES ON LOAN: 2.1%
Money Market Fund: 2.1% (Cost: $315,096)
State Street Navigator Securities Lending Government Money Market Portfolio 4.06%(x)	315,096		315,096
Total Investments: 100.5% (Cost: $14,861,638)			14,765,733
Liabilities in excess of other assets: (0.5)%			(78,947)
NET ASSETS: 100.0%			$14,686,786

Definitions:

SOFR	Secured Overnight Financing Rate

Footnotes:

(a)	Variable rate security — the rate shown is as of 10/31/25
(x)	Rate shown is the 1-day yield as of 10/31/25.
†	Security fully or partially on loan. Total market value of securities on loan is $424,433.

144A	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted. These securities have an aggregate value of $2,984,731, or 20.3% of net assets.

See Notes to Financial Statements

155

VANECK MOODY’S ANALYTICS IG CORPORATE BOND ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

The summary of inputs used to value the Fund’s investments as of October 31, 2025 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Corporate Bonds *	$—	$14,450,637	$—	$14,450,637
Money Market Fund	315,096	—	—	315,096
Total Investments	$315,096	$14,450,637	$—	$14,765,733

*	See Schedule of Investments for geographic sectors.

See Notes to Financial Statements

156

VANECK SHORT HIGH YIELD MUNI ETF

SCHEDULE OF INVESTMENTS

October 31, 2025 (unaudited)

	Par (000’s	)	Value
MUNICIPAL BONDS: 98.6%
Alabama: 4.1%
Baldwin County Industrial Development Authority, Solid Waste Disposal, Series A (RB) 5.00%, 06/01/55 (c) (p)	$3,500		$3,605,540
Baldwin County, Alabama Industrial Development Authority, Series B (RB) 4.62%, 06/01/55 (c) (p)	250		252,825
Black Belt Energy Gas District, Project No. 7, Series C-1 (RB) 4.00%, 10/01/52 (c) (p)	500		503,498
Black Belt Energy Gas District, Project No. 8, Series A (RB) 4.00%, 12/01/52 (c) (p)	2,000		2,055,144
Black Belt Energy Gas District, Series A (RB) 5.25%, 05/01/56 (c) (p)	500		521,278
Black Belt Energy Gas District, Series B (RB) 5.00%, 10/01/35 (c)	1,000		1,042,180
City of Birmingham, Special Care Facilities Financing Authority, Methodist Home (RB) 5.50%, 06/01/30 (c)	500		500,682
County of Jefferson, Alabama Sewer (RB) 5.00%, 10/01/35 (c)	500		559,981
Energy Southeast, A Cooperative District Energy Supply, Series A (RB) 5.00%, 11/01/35 (c)	250		269,415
Energy Southeast, A Cooperative District Energy Supply, Series B (RB) 5.00%, 09/01/33 (c)	500		520,005
Energy Southeast, Cooperative District Energy Supply, Series B (RB) 5.25%, 07/01/54 (c) (p)	500		549,373
Hoover Industrial Development Board, United States Steel Corp. Project (RB) 6.38%, 11/01/50 (p)	390		430,425
Lower Alabama Gas District Gas Project, Series A (RB) 5.00%, 12/01/33 (c)	500		532,264
Selma Alabama Industrial Development Board, International Paper Company Project, Series A (RB) 4.20%, 05/01/34	250		258,417
Southeast Alabama Gas Supply District, Series B (RB) 5.00%, 06/01/49 (c) (p)	1,000		1,083,762
	Par (000’s	)	Value
Alabama (continued)
Southeast Energy Authority, Cooperative District Energy Supply, Series A (RB) 5.00%, 11/01/35 (c)	$1,000		$1,067,152
Southeast Energy Authority, Cooperative District Gas Supply, Series F (RB) 5.25%, 11/01/55 (c) (p)	1,500		1,666,192
			15,418,133
Arizona: 1.4%
Arizona Industrial Development Authority, Basis School Projects, Series A (RB) 4.75%, 07/01/29 (c)	800		805,602
Arizona Industrial Development Authority, Education Facility, Leman Academy of Excellence, East and Central Tucson Projects, Series A (RB) 4.00%, 07/01/29 (c)	350		347,688
Arizona Industrial Development Authority, Pinecrest Academy of Nevada, Cadence Campus Project, Series A (RB) 4.00%, 07/15/30 (c)	330		329,515
Arizona Industrial Development Authority, Point 320 LLC, Series A (RB) 3.62%, 05/20/33	393		395,956
Arizona Industrial Development Authority, Series A (RB) 4.88%, 07/01/60 (c) (p)	250		251,009
City of Phoenix Civic Improvement Corp., Junior Lien Airport, Series B (RB) 5.00%, 07/01/30 (c)	1,000		1,068,630
Maricopa County Industrial Development Authority, Legacy Traditional Schools Projects, Series B (RB) 4.00%, 07/01/29	1,340		1,348,259
Salt Verde Financial Corp. (RB)
5.25%, 12/01/28	10		10,485
5.50%, 12/01/29	370		396,923
Sierra Vista Industrial Development Authority, Wake Preparatory Academy (RB) 5.25%, 06/15/35 (c)	225		231,122
			5,185,189
California: 15.9%
Alameda Corridor Transportation Authority, Second Subordinate Lien, Series B (RB) 5.00%, 10/01/36 (c)	500		508,031

See Notes to Financial Statements

157

VANECK SHORT HIGH YIELD MUNI ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

	Par (000’s	)	Value
California (continued)
California Community Choice Financing Authority, Clean Energy Project, Series A (RB) 5.00%, 01/01/56 (c) (p)	$750		$804,745
California Community Choice Financing Authority, Clean Energy Project, Series A-1 (RB) 5.00%, 12/01/53 (c) (p)	1,000		1,066,145
California Community Choice Financing Authority, Clean Energy Project, Series B (RB)
5.00%, 01/01/55 (c) (p)	1,235		1,312,431
5.00%, 03/01/56 (c) (p)	500		549,271
California Community Choice Financing Authority, Clean Energy Project, Series B-1 (RB) 4.00%, 02/01/52 (c) (p)	2,000		2,044,048
California Community Choice Financing Authority, Clean Energy Project, Series C (RB)
5.00%, 08/01/55 (c) (p)	1,000		1,073,471
5.00%, 12/01/55 (c) (p)	2,000		2,144,031
5.25%, 01/01/54 (c) (p)	1,500		1,609,380
California Community Choice Financing Authority, Clean Energy Project, Series D (RB) 5.00%, 10/01/55 (c) (p)	2,000		2,135,217
California Community Choice Financing Authority, Clean Energy Project, Series E (RB)
5.00%, 02/01/55 (c) (p)	1,000		1,084,566
5.00%, 10/01/56 (c) (p)	1,000		1,102,059
California Community Choice Financing Authority, Clean Energy Project, Series F (RB)
5.00%, 11/01/33 (c)	500		547,091
5.00%, 02/01/55 (c) (p)	1,000		1,093,812
California Community Choice Financing Authority, Clean Energy Project, Series G (RB) 5.00%, 11/01/55 (c) (p)	2,000		2,137,655
California Community Choice Financing Authority, Clean Energy Project, Series G-1 (RB) 5.25%, 11/01/54 (c) (p)	1,000		1,074,739
California Health Facilities Financing Authority, Adventist Health System, Series A (RB) 5.00%, 12/01/34 (c)	1,000		1,127,208
California Health Facilities Financing Authority, Providence St. Joseph Health, Series A (RB) 5.00%, 10/01/50 (c) (p)	250		278,985
	Par (000’s	)	Value
California (continued)
California Health Facilities Financing Authority, Series A (RB) 5.00%, 12/01/35 (c)	$1,000		$1,132,927
California Housing Finance Agency, Series A (RB) 4.00%, 03/20/33	2,570		2,640,246
California Infrastructure & Economic Development Bank, Brightline West Passenger Rail Project, Series A (RB) 9.50%, 01/01/65 (c) (p)	8,500		6,800,000
California Municipal Finance Authority, Baptist University, Series A (RB) 5.00%, 11/01/35 (c)	250		265,455
California Municipal Finance Authority, CHF-Davis I, LLC - West Village Student Housing Project, Series A (RB) 5.00%, 05/15/30 (c)	1,340		1,411,747
California Municipal Finance Authority, Community Medical Centers, Series A (RB)
5.00%, 02/01/27	50		50,944
5.00%, 02/01/28 (c)	50		51,051
California Municipal Finance Authority, LINXS APM Project, Series A (RB)
5.00%, 06/30/27	610		624,148
5.00%, 06/30/28	220		227,486
California Municipal Finance Authority, LINXS APM Project, Series A (RB) (AG) 5.00%, 06/30/31 (c)	260		267,707
California Municipal Finance Authority, St. Mary’s School, Series B (RB) 4.65%, 05/01/30 (c)	500		511,480
California Municipal Finance Authority, United Airlines, Inc., International Airport Project (RB) 4.00%, 07/15/29	6,625		6,698,680
California Pollution Control Financing Authority, Solid Waste Disposal, CalPlant I Project (RB) 7.00%, 07/01/22 (d) *	1,000		11,250
California Pollution Control Financing Authority, Solid Waste Disposal, CalPlant I Project (RB) (SAW) 7.50%, 07/01/32 (d) *	1,360		15,300
California Public Finance Authority, Series A (RB) 5.70%, 06/01/34 (c)	500		515,998

See Notes to Financial Statements

158

	Par (000’s	)	Value
California (continued)
California Statewide Communities Development Authority, Baptist University, Series A (RB) 3.50%, 11/01/27	$635		$628,554
California Statewide Communities Development Authority, Irvine East Campus Armaments, CHF-Irvine, LLC (RB) 5.00%, 05/15/33 (c)	300		302,992
California Statewide Communities Development Authority, Loma Linda University Medical Center, Series A (RB) 5.25%, 12/01/34 (c)	1,740		1,741,229
California Statewide Communities Development Authority, NCCD-Hooper Street LLC-California College of the Arts Project (RB) 5.00%, 07/01/29	150		153,126
City and County of San Francisco, Airport Commission, International Airport, Series A (RB)
5.00%, 05/01/29	500		534,492
5.00%, 05/01/33	500		564,707
City and County of San Francisco, Airport Commission, International Airport, Series C (RB) 5.00%, 05/01/32	1,000		1,117,609
City and County of San Francisco, Airport Commission, International Airport, Series E (RB) 5.00%, 05/01/34 (c)	370		392,624
City and County of San Francisco, Airport Commission, International Airport, Series H (RB)
5.00%, 05/01/27	500		514,288
5.00%, 05/01/29	500		535,008
City of Los Angeles Department of Airports, Series A (RB)
5.00%, 05/15/30	750		819,602
5.00%, 05/15/35	1,000		1,151,185
City of Los Angeles Department of Airports, Series F (RB) 5.00%, 05/15/35	500		575,593
Compton Public Finance Authority (RB) 4.50%, 09/01/32 (c)	1,000		1,000,251
County of Sacramento Airport System, Series A (RB) 5.00%, 07/01/37 (c)	750		831,779
	Par (000’s	)	Value
California (continued)
El Centro Financing Authority, El Centro Regional Medical Center Project (RB) 4.50%, 07/01/29 (c)	$480		$454,327
Irvine Unified School District Community Facilities District No. 09-1, Series D (ST) 5.00%, 09/01/26	110		111,569
Los Angeles Department of Water and Power, Series C (RB) 5.00%, 07/01/35	500		582,087
MSR Energy Authority, California Gas, Series A (RB) 6.12%, 11/01/29	215		226,720
MSR Energy Authority, California Gas, Series B (RB) 7.00%, 11/01/34	1,000		1,228,531
Palomar Health (RB)
5.00%, 11/01/25	250		250,000
5.00%, 11/01/27 (c)	90		88,903
San Joaquin Valley Clean Energy Authority, Series A (RB) 5.50%, 01/01/56 (c) (p)	1,000		1,157,006
Southern California Public Power Authority, Transmission System Renewal Project (RB) 5.00%, 07/01/53 (c) (p)	1,000		1,058,660
			58,938,146
Colorado: 1.9%
City and County of Denver, Colorado Airport System, Series A (RB) 5.00%, 12/01/29 (c)	295		312,430
City and County of Denver, United Airlines, Inc. Project (RB) 5.00%, 10/01/32 (c)	3,925		3,925,058
City of Louisville, Redtail Ridge Metropolitan District, Capital Appreciation Turbo (GO) 0.00%, 12/01/32 (c) ^	500		311,146
Colorado Health Facilities Authority, Aberdeen Ridge, Series B-1 (RB) 3.50%, 05/15/30 (c)	900		853,632
Denver Convention Center Hotel Authority (RB) 5.00%, 12/01/27 (c)	600		608,872
Public Authority for Colorado Energy, Natural Gas Purchase (RB) 6.25%, 11/15/28	120		124,692

See Notes to Financial Statements

159

VANECK SHORT HIGH YIELD MUNI ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

	Par (000’s	)	Value
Colorado (continued)
Windler Public Improvement Authority, Series A-1 (RB) (BAM) 4.00%, 12/01/31 (c)	$1,000		$962,066
			7,097,896
Connecticut: 0.9%
Connecticut State Health and Educational Facilities Authority, Masonicare Issue, Series F (RB) 4.00%, 07/01/30 (c)	120		120,087
Connecticut State Health and Educational Facilities Authority, University of Hartford, Series N (RB)
5.00%, 07/01/27	430		433,460
5.00%, 07/01/29	870		885,799
Connecticut State Health and Educational Facilities Authority, Yale University, Series B-1 (RB) 5.00%, 07/01/64 (p)	500		551,526
Stamford Housing Authority, Mozaic Concierge Living Project, Series C (RB) 4.75%, 10/01/32	500		516,847
State of Connecticut Health and Educational Facilities Authority, Quinnipiac University Issue, Series O (RB) 5.00%, 07/01/33	500		575,087
Town of Hamden, Whitney Center Project (RB) 5.00%, 01/01/30 (c)	335		341,519
			3,424,325
District of Columbia: 0.1%
District of Columbia, Latin American Montessori Bilingual Public Charter School (RB) 4.00%, 06/01/30	370		366,349
Florida: 5.2%
Capital Projects Finance Authority, Imagine School at North Port Project, Series A (RB) 5.00%, 06/15/35 (c)	250		251,849
Capital Trust Agency, Education Growth Fund, LLC Charter School Portfolio Project, Series A-1 (RB) 3.38%, 07/01/31	1,290		1,251,067
Capital Trust Agency, Elim Senior Housing, Inc., Project (RB) 5.00%, 08/01/27 (c)	175		171,576
	Par (000’s	)	Value
Florida (continued)
Capital Trust Agency, The Marie Selby Botanical Gardens, Inc., Project (RB) 4.00%, 06/15/31 (c)	$535		$519,686
City of Venice, Florida Retirement Community, Village on the Isle Project, Series B-3 (RB) 4.25%, 01/01/30 (c)	250		250,501
County of Broward, Florida Airport System, Series A (RB) 5.00%, 10/01/29 (c)	290		290,399
County of Escambia, Health Facilities Authority, Baptist Health Care Corp., Series A (RB) (SAW) 5.00%, 08/15/31 (c)	1,500		1,599,977
County of Miami-Dade, Industrial Development Authority, NCCD-Biscayne Properties LLC Project, Series A (RB) 5.00%, 06/01/30 (c)	315		315,012
County of Miami-Dade, Seaport Department, Series A (RB) 5.00%, 10/01/36 (c)	880		955,050
County of Palm Beach, Atlantic University Housing Project, Series A (RB) 5.00%, 04/01/29	300		304,937
Florida Development Finance Corp., Brightline Florida Passenger Rail Project (RB)
5.00%, 07/01/35 (c)	1,000		835,000
5.00%, 07/01/37 (c)	250		208,750
Florida Development Finance Corp., Education Facilities, Central School Project (RB) 5.00%, 08/15/32	500		499,801
Florida Development Finance Corp., Education Facilities, Cornerstone Chapter Academy Project (RB) 5.00%, 10/01/32 (c)	500		514,762
Florida Development Finance Corp., Renaissance Chapter School, Inc. Project, Series C (RB) 4.00%, 09/15/30 (c)	470		455,814
Florida Development Finance Corp., Waste Pro USA, Inc. Project (RB) 6.12%, 07/01/32 (c) (p)	485		489,098
Florida Higher Educational Facilities Financing Authority (RB) 5.00%, 07/01/35 (c)	750		747,474

See Notes to Financial Statements

160

	Par (000’s	)	Value
Florida (continued)
Florida Local Government Finance Commission, Series B-3 (RB) 4.20%, 11/15/30 (c)	$1,000		$1,004,889
JEA Electric System, Series B (RB) 5.00%, 10/01/29 (c)	110		114,455
Lee County Industrial Development Authority, Healthcare Facilities, Series B-3 (RB) 4.12%, 11/15/29 (c)	1,000		1,005,289
Miami Beach Redevelopment Agency Tax Increment Revenue (TA) (AG) 5.00%, 02/01/36 (c)	500		566,094
Miami-Dade County, Florida Aviation, Series A (RB)
5.00%, 10/01/34	2,000		2,257,665
5.00%, 10/01/35 (c)	730		817,494
Miami-Dade County, Florida Aviation, Series A (RB) 5.00%, 10/01/36 (c)	1,500		1,665,589
Okaloosa County, Florida Industrial Development (RB) 4.38%, 05/15/35 (c)	500		504,052
Polk Country Industrial Development Authority, Florida Industrial Development (RB) 5.88%, 01/01/33 (d) *	1,930		752,700
Village Community Development District No. 12 (SA) (SAW) 3.80%, 05/01/28	285		286,155
Village Community Development District No. 13 (SA) 3.00%, 05/01/29	190		187,333
Village Community Development District No. 15 (SA) 4.00%, 05/01/34 (c)	500		506,460
			19,328,928
Georgia: 1.5%
Atlanta Development Authority, Westside Gulch Area Project, Series A-1 (TA) 5.00%, 04/01/34 (c)	500		510,888
Atlanta, Georgia Airport, Series B-1 (RB) 5.00%, 07/01/30	500		545,332
DeKalb County Housing Authority, Georgia Affordable Multifamily Housing, Series A (RB) 4.00%, 12/01/33 (c)	1,500		1,531,492
	Par (000’s	)	Value
Georgia (continued)
Floyd County Development Authority, Spires at Berry College Project, Series A (RB) (SBG) 5.50%, 12/01/28 (c)	$205		$205,296
Georgia Local Government, Grantor Trust, Series A (CP) (NATL) 4.75%, 06/01/28	380		389,845
Glynn-Brunswick Memorial Hospital Authority, Southeast Georgia Health System Project (RB) 5.00%, 08/01/34 (c)	1,500		1,501,526
Main Street Natural Gas, Inc., Series E (RB) 5.00%, 05/01/55 (c) (p)	500		543,331
Marietta Development Authority, University Facilities, Life University, Inc. Project, Series A (RB) 5.00%, 11/01/27	250		248,110
White County Development Authority, Truett McConnell University Project, Series A (RB) 5.00%, 10/01/29 (c)	140		134,783
			5,610,603
Guam: 1.6%
Guam Government Business Privilege Tax, Series G (RB) 5.00%, 01/01/35	500		555,182
Guam Government, Business Privilege Tax, Series D (RB) 5.00%, 11/15/27 (c)	360		360,248
Guam Government, Business Privilege Tax, Series F (RB)
4.00%, 01/01/36 (c)	895		905,784
5.00%, 01/01/30	1,000		1,067,447
5.00%, 01/01/31	1,000		1,081,881
Guam Government, Series A (RB) 5.00%, 12/01/25	1,000		1,001,000
Guam Power Authority, Series A (RB) 5.00%, 10/01/33 (c)	940		1,039,538
			6,011,080
Hawaii: 0.1%
State of Hawaii Department of Budget & Finance, Hawaiian Electric Company, Inc., Series A (RB) 3.10%, 05/01/26	500		495,703
Illinois: 9.4%
Chicago Board of Education, Series A (GO)
5.00%, 12/01/29	1,000		1,025,537
5.00%, 12/01/30 (c)	1,000		1,022,566
5.00%, 12/01/32 (c)	2,000		2,038,975

See Notes to Financial Statements

161

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SCHEDULE OF INVESTMENTS

(unaudited) (continued)

	Par (000’s	)	Value
Illinois (continued)
5.00%, 12/01/33 (c)	$1,500		$1,522,049
7.00%, 12/01/26 (c)	200		200,567
Chicago Board of Education, Series A (GO) (AG)
5.00%, 12/01/27	250		258,247
5.00%, 12/01/29 (c)	250		254,557
5.00%, 12/01/29 (c)	200		209,952
Chicago Board of Education, Series A (GO) (AMBAC)
5.50%, 12/01/26	230		232,995
5.50%, 12/01/31	1,000		1,085,585
Chicago Board of Education, Series A (GO) (NATL)
0.00%, 12/01/26 ^	310		297,809
0.00%, 12/01/28 ^	795		708,229
Chicago Board of Education, Series B (GO)
5.00%, 12/01/29	1,250		1,281,922
5.00%, 12/01/30	2,000		2,065,156
5.00%, 12/01/30 (c)	1,250		1,278,207
5.00%, 12/01/31 (c)	2,000		2,051,740
5.00%, 12/01/33 (c)	1,400		1,417,926
Chicago Board of Education, Series C (GO)
5.00%, 12/01/27	500		506,211
5.00%, 12/01/30 (c)	560		567,597
Chicago Board of Education, Series E (GO) 5.12%, 12/01/32 (c)	1,320		1,320,096
Chicago O’Hare International Airport, Series B (RB) 5.00%, 01/01/34 (c)	365		373,644
Chicago O’Hare International Airport, Series D (RB) 5.00%, 01/01/32	500		564,918
Chicago School Reform Board of Trustees, Series A (GO) (NATL) 0.00%, 12/01/29 ^	575		492,861
Chicago School Reform Board of Trustees, Series B-1 (GO) (NATL)
0.00%, 12/01/26 ^	490		470,730
0.00%, 12/01/28 ^	1,515		1,349,644
0.00%, 12/01/29 ^	585		501,433
0.00%, 12/01/30 ^	190		156,427
City of Chicago Board of Education, Series C (GO) 6.00%, 12/01/37 (c)	1,500		1,626,261
City of Chicago, Series A (GO) 5.00%, 01/01/30	1,500		1,564,922
City of Chicago, Series B (GO) 5.00%, 01/01/33	500		533,347
County of Cook, Series A (GO) 5.00%, 11/15/28 (c)	500		509,833
Eastern Illinois Economic Development Authority, Business District (RB) 5.00%, 11/01/33 (c)	815		813,829
	Par (000’s	)	Value
Illinois (continued)
Illinois Finance Authority, Admiral Lake Project (RB) 5.00%, 05/15/33 (c)	$420		$396,454
Illinois Finance Authority, Friendship Village of Schaumburg (RB) 5.00%, 02/15/27 (d) *	1,061		31,836
Illinois Finance Authority, Roosevelt University (RB) 5.40%, 04/01/27 (c)	55		55,015
Illinois Finance Authority, Surface Freight Transfer Facilities (RB) 4.80%, 12/01/43 (c) (p)	500		517,225
Illinois Sports Facilities Authority (RB)
5.00%, 06/15/28	395		407,021
5.00%, 06/15/29	545		569,249
Illinois Sports Facilities Authority (RB) (AMBAC) 0.00%, 06/15/26 ^	260		254,390
Metropolitan Pier and Exposition Authority, McCormick Place Expansion Project, Series B (RB) 5.00%, 12/15/28 (c)	500		518,994
Metropolitan Pier and Exposition Authority, McCormick Place Expansion Project, Series B (RB) (NATL) 0.00%, 06/15/28 ^	115		105,466
Northern Illinois Municipal Power Agency, Series A (RB) 5.00%, 12/01/29 (c)	330		336,338
State of Illinois (GO)
3.50%, 06/01/30 (c)	350		350,278
4.12%, 11/01/31 (c)	100		100,629
State of Illinois, Sales Tax (RB) 5.00%, 06/15/26	235		237,744
State of Illinois, Series A (GO) 5.00%, 03/01/33 (c)	700		765,576
State of Illinois, Series C (GO)
5.00%, 11/01/29 (c)	315		326,999
5.00%, 09/01/34	1,000		1,135,927
State of Illinois, Series D (GO) 5.00%, 11/01/28 (c)	460		478,134
			34,891,047
Indiana: 0.8%
City of Anderson, Indiana Economic Development, Anderson University (RB) 4.75%, 10/01/27 (c)	125		100,056
Indiana Finance Authority, Midwestern Disaster Relief, Series A (RB) 4.25%, 11/01/30	1,015		1,038,620

See Notes to Financial Statements

162

	Par (000’s	)	Value
Indiana (continued)
Indiana Finance Authority, United States Steel Corp. Project, Series A (RB) 4.12%, 12/01/26	$2,000		$1,998,970
			3,137,646
Iowa: 0.4%
City of Coralville, Marriott Hotel and Convention Center, Series E (CP) 4.00%, 06/01/29 (c)	1,070		1,032,849
Iowa Finance Authority Senior Living Facility (RB) 4.50%, 10/01/35 (c)	210		212,075
Iowa Finance Authority, Northcrest, Inc. Project, Series B (RB) 5.00%, 03/01/28 (c)	190		191,857
			1,436,781
Kansas: 0.2%
City of Garden City, Kansas Sales Tax (RB) 4.00%, 06/01/29	250		247,756
City of Wichita, Health Care Facilities, Series III (RB) 5.00%, 05/15/34 (c)	600		603,305
			851,061
Kentucky: 1.3%
City of Henderson, Pratt Paper, LLC Project, Series B (RB) 3.70%, 01/01/32	1,520		1,528,857
City of Williamsburg, Kentucky Bond Development Corp, Series A (RB) 5.00%, 08/15/55 (c) (p)	500		556,821
Kentucky Economic Development Finance Authority, Masonic Home Independent Living II, Inc., Series A (RB) 5.00%, 05/15/26	25		24,937
Kentucky Economic Development Finance Authority, Masonic Homes of Kentucky, Inc. (RB) 5.38%, 11/15/32 (c)	250		245,746
Kentucky Inc., Kentucky Public Energy Authority Gas Supply, Series B (RB) 5.00%, 12/01/33 (c)	500		521,923
Kentucky Municipal Power Agency, Prairie State Project, Series A (RB) (NATL) 5.00%, 09/01/30 (c)	175		175,251
Kentucky Public Energy Authority, Gas Supply, Series A (RB) 5.25%, 06/01/55 (c) (p)	1,000		1,069,259
	Par (000’s	)	Value
Kentucky (continued)
Kentucky Public Energy Authority, Gas Supply, Series B (RB) 5.00%, 01/01/55 (c) (p)	$500		$543,433
Louisville and Jefferson County, Metro Government, Norton Healthcare, Inc., Series A (RB) 5.00%, 10/01/31 (c)	290		294,781
			4,961,008
Louisiana: 1.0%
Calcasieu Parish Memorial Hospital Service District (RB) 5.00%, 12/01/27	1,025		1,040,059
Calcasieu Parish Memorial Hospital Service District (RB) (SBG) 5.00%, 12/01/29	150		154,699
Louisiana Local Government Environmental Facilities and Community Development Authority, Christwood Project (RB) 4.25%, 11/15/30	250		250,702
Louisiana Local Government Environmental Facilities and Community Development Authority, Westlake Chemical Corp. Project (RB) 3.50%, 11/01/32 (c)	810		799,709
Louisiana Public Facilities Authority, Lake Charles Chapter Academy Project, Series A (RB) 5.00%, 12/15/34 (c)	500		513,264
Louisiana Public Facilities Authority, Solid Waste Disposal, Louisiana Pellets, Inc. Project (RB) 7.00%, 07/01/24 (d) *∞	330		3
Louisiana Public Facilities Authority, Solid Waste Disposal, Louisiana Pellets, Inc. Project, Series A (RB) 7.50%, 07/01/23 (d) *∞	521		5
Parish of St. James, Nustar Logistics, LP Project, Series B (RB) 6.10%, 12/01/40 (p)	1,000		1,100,215
			3,858,656
Maryland: 0.3%
City of Baltimore, East Baltimore Research Park Project, Series A (RB) 4.00%, 09/01/27	200		200,227
County of Frederick, Mount Saint Mary’s University, Series A (RB) 5.00%, 09/01/27	175		175,278

See Notes to Financial Statements

163

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(unaudited) (continued)

	Par (000’s	)	Value
Maryland (continued)
County of Howard, Series A (TA) 4.00%, 02/15/28 (c)	$100		$100,066
Maryland Economic Development Corp., Transportation Facilities, Series A (RB) 5.00%, 06/01/28	425		441,252
			916,823
Massachusetts: 1.0%
Collegiate Charter School of Lowell (RB) 5.00%, 06/15/29 (c)	400		402,410
Massachusetts Development Finance Agency, Beth Israel Lahey Health, Inc., Series I (RB) 5.00%, 07/01/28 (c)	310		314,268
Massachusetts Development Finance Agency, Care Communities, LLC Issue, Series A (RB) 5.50%, 07/15/35	250		255,583
Massachusetts Development Finance Agency, Lasell Village, Inc. (RB) 5.00%, 07/01/29	500		526,328
Massachusetts Development Finance Agency, Newbridge on the Charles, Inc. (RB) 4.00%, 10/01/27 (c)	250		249,820
Massachusetts Development Finance Agency, Series N (RB) (AG) 5.00%, 07/01/34	500		576,813
Massachusetts Development Finance Agency, UMass Memorial Health Care, Series I (RB) 5.00%, 07/01/28 (c)	100		101,135
Massachusetts Development Finance Agency, UMass Memorial Health Care, Series N-2 (RB) 5.00%, 07/01/35 (c)	1,000		1,132,834
			3,559,191
Michigan: 0.5%
Detroit Regional Convention Facility Authority, Series C (RB) 5.00%, 10/01/35 (c)	580		648,720
Great Lakes Water Authority Water Supply System, Series B (RB) 5.00%, 07/01/34	1,000		1,168,597
Michigan Strategic Fund, I-75 Improvement Project (RB) 5.00%, 06/30/30 (c)	155		161,722
			1,979,039
	Par (000’s	)	Value
Minnesota: 0.5%
City of Anoka, Homestead at Anoka, Inc. Project (RB) 4.25%, 11/01/27 (c)	$60		$59,150
City of Minneapolis, Fairview Health Services, Series A (RB)
5.00%, 11/15/34 (c)	605		628,584
5.00%, 11/15/35 (c)	1,000		1,035,444
Saint Paul Minnesota Housing and Redevelopment Authority, HMONG College Prep Academy Project, Series A (RB) 5.00%, 09/01/26	25		25,106
			1,748,284
Missouri: 0.4%
City of St. Ann, Northwest Plaza Redevelopment Project, Series A (TA) 4.62%, 11/01/30 (c)	65		64,971
City of St. Louis, Industrial Development Authority, Ballpark Village Development Project, Series A (RB) 3.88%, 11/15/29 (c)	155		149,742
Lee’s Summit Industrial Development Authority, John Knox Village, Series A (RB) 5.00%, 08/15/32 (c)	125		127,246
Maryland Heights Industrial Development Authority, Saint Louis Community Ice Center Project, Series A (RB) (BAM) 4.38%, 03/15/30 (c)	285		260,291
Plaza at Noah’s Ark Community Improvement District (RB) 3.00%, 05/01/30 (c)	500		477,720
St. Louis County, Industrial Development Authority, Friendship Village St. Louis, Series A (RB) 5.00%, 09/01/28 (c)	500		515,443
			1,595,413
Montana: 0.1%
City of Kalispell, Immanuel Living at Buffalo Hill Project, Series B (RB) 4.25%, 05/15/30 (c)	250		251,134
Nebraska: 1.0%
Central Plains Energy Project, Gas Project Crossover No. 3, Series A (RB)
5.00%, 09/01/27	500		512,166
5.00%, 09/01/28	100		103,678
5.00%, 09/01/30	125		132,771
5.00%, 09/01/34	650		715,170
Central Plains Energy Project, Gas Supply, Series A (RB) 5.00%, 08/01/55 (c) (p)	1,000		1,080,630

See Notes to Financial Statements

164

	Par (000’s	)	Value
Nebraska (continued)
Central Plans Energy Project, Gas Project Crossover No. 3, Series B (RB) 5.00%, 09/01/31	$1,000		$1,073,106
			3,617,521
Nevada: 0.7%
City of Reno, Tax Increment Senior Lien, Series C (TA) 5.40%, 06/01/27 (c)	130		130,173
City of Sparks, Tourism Improvement District No. 1, Legends at Sparks Marina, Series A (RB) 2.75%, 06/15/28	265		259,766
Clark County, Nevada Pollution Control, Southern California Edison Company (RB) 2.10%, 06/01/31	5		4,548
Clark County, School District, Series B (GO) (AG)
5.00%, 06/15/29	250		271,242
5.00%, 06/15/30 (c)	250		270,799
Clark County, School District, Series B (GO) (BAM) 5.00%, 06/15/30	250		276,794
State of Nevada, Department of Business and Industry, Brightline West Passenger Rail Project, Series A (RB) 9.50%, 01/01/65 (c) (p)	1,500		1,200,000
State of Nevada, Department of Business and Industry, Fulcrum Sierra Biofuels, LLC Project (RB) 5.88%, 12/15/27	269		3
			2,413,325
New Hampshire: 1.3%
National Finance Authority Affordable Housing Certificates, Series 1 (RB) 4.15%, 10/20/40 (c) (p)	1,347		1,345,215
National Finance Authority New Hampshire (RB) 5.95%, 12/01/31 (c)	500		502,212
National Finance Authority, Affordable Housing, Series 1 (RB) 4.75%, 06/20/41 (c) (p)	499		518,463
National Finance Authority, Bridgeland Water and Utility Districts (RB) 5.38%, 12/15/35 (c)	705		705,525
National Finance Authority, Covanta Project, Series A (RB) 4.00%, 11/01/27 (c)	250		247,759
National Finance Authority, Emberly and Cantera Creek Projects (RB) 5.38%, 12/01/31 (c)	237		237,681
	Par (000’s	)	Value
New Hampshire (continued)
National Finance Authority, Highlands Project (RB) 5.12%, 12/15/30 (c)	$225		$225,652
National Finance Authority, Mirador Project (RB) 6.00%, 12/01/31 (c)	250		251,525
National Finance Authority, Silverado Project (RB) 5.00%, 12/01/28 (c)	500		500,318
National Finance Authority, Valencia Project (RB) 5.30%, 12/01/32 (c)	250		250,861
National Finance Authority, Wildflower Project (RB) 0.00%, 12/15/33 (c) ^	250		155,273
			4,940,484
New Jersey: 3.0%
New Jersey Economic Development Authority, Continental Airlines, Inc. Project (RB)
5.25%, 09/15/29 (c)	1,415		1,415,021
5.62%, 11/15/30 (c)	1,000		1,000,015
5.75%, 09/15/27 (c)	1,120		1,120,016
New Jersey Economic Development Authority, Motor Vehicle Surcharges, Series A (RB)
4.00%, 07/01/32 (c)	1,155		1,161,065
4.00%, 07/01/34 (c)	600		606,027
5.00%, 07/01/33 (c)	1,000		1,020,988
New Jersey Economic Development Authority, Rapuano Port & Rail Terminal Project (RB) 6.38%, 01/01/35 (c)	250		259,824
New Jersey Economic Development Authority, School Facilities Construction, Series WW (RB) 5.25%, 06/15/28 (c)	435		435,508
New Jersey Economic Development Authority, School Facilities Construction, Series XX (RB)
4.25%, 06/15/26 (c)	440		440,213
4.38%, 06/15/27 (c)	130		130,079
New Jersey Economic Development Authority, State House Project, Series B (RB) 4.00%, 06/15/29 (c)	750		778,252
New Jersey Economic Development Authority, West Campus Housing, LLC, Series A (RB) 4.12%, 07/01/30 (c)	175		170,451

See Notes to Financial Statements

165

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(unaudited) (continued)

	Par (000’s	)	Value
New Jersey (continued)
New Jersey Educational Facilities Authority, Princeton University, Series A (RB) 5.00%, 07/01/64 (c) (p)	$500		$556,383
New Jersey Health Care Facilities Financing Authority, Barnabas Health, Series A (RB) 5.00%, 07/01/29 (c)	500		507,395
New Jersey Transportation Trust Fund Authority, Series A (RB)
0.00%, 12/15/26 ^	360		348,480
0.00%, 12/15/32 ^	5		4,015
5.00%, 06/15/30 (c)	395		400,040
5.00%, 06/15/36 (c)	500		575,458
Tobacco Settlement Financing Corp., Series A (RB) 5.00%, 06/01/29 (c)	150		157,766
			11,086,996
New Mexico: 0.4%
City of Farmington, New Mexico Pollution Control, Public Service Company of San Juan and Four Corners Projects, Series B (RB) 2.15%, 04/01/33 (c)	700		610,107
City of Farmington, New Mexico Pollution Control, Southern California Edison Company Four Corners Project, Series B (RB) 1.80%, 04/01/29	1,000		943,712
			1,553,819
New York: 11.7%
Brooklyn Arena Local Development Corp., Barclays Center, Series A (RB)
5.00%, 07/15/26	100		100,874
5.00%, 07/15/27 (c)	100		101,605
5.00%, 07/15/28 (c)	100		101,639
5.00%, 07/15/30 (c)	1,800		1,829,592
Build NYC Resource Corp., New World Preparatory Chapter School Project, Series A (RB) 4.00%, 06/15/31	245		240,483
County of Suffolk, Series B (GO) (AG) 5.00%, 10/15/26	250		255,916
County of Sullivan, Adelaar Infrastructure Project, Series A-1 (SA) 4.85%, 11/01/31 (c)	870		879,934
Dutchess County Local Development Corp., Health Quest System, Inc., Series B (RB)
5.00%, 07/01/28 (c)	275		277,779
5.00%, 07/01/30 (c)	270		272,974
	Par (000’s	)	Value
New York (continued)
Huntington Local Development Corp., Gurwin Independent Housing, Inc., Fountaingate Gardens Project (RB) 4.00%, 07/01/27	$290		$284,342
Long Island Power Authority, Electric System (RB) 5.00%, 09/01/32 (c)	500		521,193
Metropolitan Transportation Authority, Series A (RB) 5.00%, 11/15/35 (c)	2,000		2,288,045
Metropolitan Transportation Authority, Series B (RB) 5.00%, 11/15/35	500		574,290
Metropolitan Transportation Authority, Series D (RB) 5.00%, 11/15/31 (c)	500		510,855
Monroe County Industrial Development Corp., Eugenio Maria De Hostos Chapter School Project, Series A (RB) 5.00%, 07/01/34	500		519,327
Monroe County Industrial Development Corp., Rochester Regional Health Project, Series A (RB)
4.00%, 12/01/35 (c)	675		678,771
5.00%, 12/01/31 (c)	500		539,575
5.00%, 12/01/34 (c)	1,060		1,127,986
Monroe County Industrial Development Corp., St. Ann’s Community Project (RB) 4.00%, 01/01/30 (c)	685		670,762
New York City Housing Development Corp., Multi- Family Housing, Series B-2 (RB) 3.95%, 11/01/64 (c) (p)	1,000		1,021,209
New York City Housing Development Corp., Multi- Family Housing, Series C-2 (RB) 3.75%, 05/01/65 (c) (p)	1,000		1,015,196
New York City Housing Development Corp., Multi- Family Mortgage, Series D (RB) 4.00%, 12/15/31 (c)	250		256,423
New York City Housing Development Corp., Multi- Family Mortgage, Series F (RB) 5.25%, 12/15/31 (c)	250		257,881
New York Energy Finance Development Corp. (RB) 5.00%, 07/01/56 (c) (p)	1,500		1,614,589

See Notes to Financial Statements

166

	Par (000’s	)	Value
New York (continued)
New York Liberty Development Corp., 3 World Trade Center Project (RB) 5.15%, 11/15/34 (c)	$1,000		$1,000,951
New York State Dormitory Authority, Montefiore Medical Center, Series A (RB)
5.00%, 08/01/29 (c)	1,000		1,035,882
5.00%, 08/01/30 (c)	945		976,601
New York State Dormitory Authority, New School, Series A (RB) 5.00%, 07/01/27 (c)	250		255,238
New York State Environmental Facilities Corp., Casella Waste Systems, Inc. Project (RB) 2.88%, 12/01/44 (p)	1,000		959,134
New York State Environmental Facilities Corp., Casella Waste Systems, Inc. Project (RB) (FHA) 4.25%, 09/01/50 (c) (p)	250		253,157
New York State Housing Finance Agency Affordable Housing, Series B-2 (RB) 3.60%, 11/01/64 (c) (p)	1,000		1,007,032
New York Transportation Development Corp., American Airlines, Inc. John F. Kennedy International Airport Project (RB)
2.25%, 08/01/26	210		208,469
3.00%, 08/01/31	2,100		1,988,512
5.00%, 08/01/26 (c)	165		165,041
5.00%, 08/01/31 (c)	2,655		2,655,607
5.25%, 08/01/31 (c)	2,725		2,851,515
New York Transportation Development Corp., Delta Air Lines, Inc. - LaGuardia Airport Terminals C&D Redevelopment Project (RB)
4.00%, 10/01/30	1,000		1,019,640
4.00%, 01/01/36 (c)	2,500		2,432,206
5.00%, 10/01/35 (c)	1,000		1,046,573
6.00%, 04/01/35 (c)	1,000		1,104,463
New York Transportation Development Corp., JFK Airport Terminal 4 Project (RB) (AG) 5.00%, 12/01/31	1,885		2,056,446
New York Transportation Development Corp., John F. Kennedy International Airport New Terminal 4 Project (RB) (AG) 5.00%, 12/01/30	1,430		1,545,815
	Par (000’s	)	Value
New York (continued)
New York Transportation Development Corp., LaGuardia Airport Terminal B Redevelopment Project, Series A (RB)
4.00%, 07/01/31 (c)	$1,000		$992,715
5.00%, 07/01/30 (c)	420		420,432
5.00%, 07/01/34 (c)	1,230		1,230,807
New York Transportation Development Corp., LaGuardia Airport Terminals B Redevelopment Project, Series A (RB) (AG) 4.00%, 07/01/35 (c)	1,660		1,655,069
Town of Ramapo, Public Improvement, Series A (GO) (FGIC)
4.00%, 05/15/27 (c)	120		120,006
4.12%, 05/15/28 (c)	100		100,028
TSASC, Inc., Tobacco Settlement Bonds, Series A (RB)
5.00%, 06/01/27	70		72,031
5.00%, 06/01/28 (c)	70		72,020
Yonkers Economic Development Corp., Charter School of Educational Excellence Project, Series A (RB) 4.00%, 10/15/29	165		164,491
			43,331,121
North Carolina: 1.0%
North Carolina Medical Care Commission Retirement Facilities First Mortgage (RB) 5.00%, 10/01/33 (c)	545		584,922
North Carolina Medical Care Commission, Retirement Facilities First Mortgage, Penick Village Project, Series A (RB) 5.00%, 09/01/34 (c)	525		554,956
North Carolina Medical Care Commission, Retirement Facilities First Mortgage, Penick Village Project, Series B-3 (RB) 4.25%, 09/01/28 (c)	500		500,065
North Carolina Turnpike Authority, Triangle Expressway System (RB) 5.00%, 01/01/32 (c)	500		511,493
North Carolina Turnpike Authority, Triangle Expressway System, Series B (RB) (AG)
5.00%, 01/01/32 (c)	500		532,290
5.00%, 01/01/36 (c)	1,000		1,053,147
			3,736,873

See Notes to Financial Statements

167

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(unaudited) (continued)

	Par (000’s	)	Value
North Dakota: 0.1%
City of Grand Forks, Altru Health System (RB) 5.00%, 12/01/34 (c)	$500		$529,886
County of Grand Forks, Red River Biorefinery, LLC Project, Series A (RB) 6.62%, 12/15/31 (c) (d) *	3,000		30
			529,916
Ohio: 2.5%
Cleveland and Cuyahoga County, Port Authority, Constellation Schools Project, Series A (RB) 5.25%, 01/01/34 (c)	500		519,830
Columbus Regional Airport Authority, John Glenn Columbus International Airport, Series A (RB) 5.00%, 01/01/36 (c)	1,000		1,106,172
County of Allen, Ohio, Hospital Facilities, Bon Secours Mercy Health, Inc., Series A (RB) 5.00%, 11/01/34	1,000		1,145,977
County of Cuyahoga, Health Care and Independent Living Facilities, Series A (RB) 5.00%, 05/15/32 (c)	750		754,217
County of Cuyahoga, Ohio Hospital, The Metrohealth System (RB)
5.00%, 02/15/26	50		50,182
5.00%, 02/15/27	350		356,831
5.00%, 02/15/28 (c)	110		111,624
County of Muskingum, Ohio Hospital Facilities, Genesis Healthcare System (RB) 5.00%, 02/15/27 (c)	980		984,915
Ohio Air Quality Development Authority, American Electric Co. Project, Series A (RB) 2.40%, 12/01/38 (c) (p)	500		474,803
Ohio Air Quality Development Authority, American Electric Co. Project, Series B (RB) 2.60%, 06/01/41 (c) (p)	1,000		958,568
Ohio Air Quality Development Authority, FirstEnergy Generation Project, Series D (RB) 3.38%, 08/01/29 (p)	1,000		981,562
Ohio Air Quality Development Authority, Ohio Valley Electric Corp. Project, Series A (RB) 3.25%, 09/01/29	2,000		1,970,844
			9,415,525
	Par (000’s	)	Value
Oklahoma: 0.5%
Oklahoma County Finance Authority, Charter School, Astec Project (RB) 5.25%, 06/15/34 (c)	$500		$507,596
Oklahoma Development Finance Authority, OU Medicine Project, Series B (RB)
5.00%, 08/15/26	1,000		1,006,718
5.00%, 08/15/27	250		256,052
			1,770,366
Pennsylvania: 2.2%
Adams County General Authority, Brethren Home Community Project, Series A (RB) 5.00%, 06/01/34 (c)	245		259,714
Allentown Neighborhood Improvement Zone Development Authority (RB)
5.00%, 05/01/27	455		462,231
5.00%, 05/01/28	895		912,980
5.00%, 05/01/28	550		564,592
City of Philadelphia, Gas Works (RB) 5.00%, 10/01/31 (c)	735		747,462
City of Philadelphia, Pennsylvania Airport, Series B (RB) 5.00%, 07/01/30	500		543,060
City of Philadelphia, Pennsylvania Airport, Series B (RB) 5.00%, 07/01/34	500		565,395
City of Philadelphia, Pennsylvania Gas Works (RB) 5.00%, 10/01/26	100		101,908
Delaware Valley, Pennsylvania Regional Finance Authority, Series A (RB) (AMBAC) 5.50%, 08/01/28	510		543,730
Pennsylvania Economic Development Financing Authority, Core Natural Resources, Inc. Project (RB) 5.45%, 01/01/51 (c) (p)	1,000		1,074,725
Pennsylvania Economic Development Financing Authority, Penndot Major Bridges Package One Project (RB) 5.00%, 06/30/32	1,000		1,098,838
Pennsylvania Economic Development Financing Authority, Pennsylvania Rapid Bridge Replacement Project (RB) 5.00%, 06/30/26	130		131,242

See Notes to Financial Statements

168

	Par (000’s	)	Value
Pennsylvania (continued)
Pennsylvania Turnpike Commission, Series A-2 (RB) 5.00%, 06/01/30 (c)	$100		$101,329
Philadelphia Authority for Industrial Development, University of the Arts (RB)
4.50%, 03/15/29 (c)	25		26,080
4.50%, 03/15/29 (c) (d) *	171		34,118
Philadelphia Authority, Industrial Development, Electrical and Technology Charter School Project, Series A (RB) 4.00%, 06/01/31	440		435,412
State Public School Building Authority, School District of Philadelphia Project, Series A (RB) (SAW) 5.00%, 06/01/29 (c)	200		203,713
The Hospitals and Higher Education, Facilities Authority of Philadelphia (RB)
5.00%, 07/01/26	115		115,841
5.00%, 07/01/29 (c)	275		280,539
			8,202,909
Puerto Rico: 7.7%
Puerto Rico Commonwealth Aqueduct and Sewer Authority, Series A (RB) 5.00%, 07/01/30	1,000		1,042,002
Puerto Rico Commonwealth Aqueduct and Sewer Authority, Series B (RB)
5.00%, 07/01/28	1,000		1,024,525
5.00%, 07/01/33 (c)	2,000		2,090,635
Puerto Rico Commonwealth, Series A-1 (GO) (BAM)
4.00%, 07/01/33 (c)	4,000		3,957,189
4.00%, 07/01/35 (c)	1,500		1,474,720
4.00%, 07/01/37 (c)	500		478,947
5.62%, 07/01/27	1,000		1,028,271
5.62%, 07/01/29	3,000		3,204,961
5.75%, 07/01/31	4,000		4,437,636
Puerto Rico Electric Power Authority (RB) (NATL)
4.75%, 07/01/33 (c)	120		117,550
5.25%, 07/01/26	320		320,323
5.25%, 07/01/29	510		514,094
5.25%, 07/01/30	500		504,444
5.25%, 07/01/32	700		709,426
5.25%, 07/01/33	1,000		1,014,795
Puerto Rico Municipal Finance Agency, Series A (RB) (AG) 5.00%, 08/01/30 (c)	780		782,210
Puerto Rico Sales Tax Financing Corp. Sales Tax, Series B-1 (RB) 0.00%, 07/01/29 (c) ^	1,000		885,630
	Par (000’s	)	Value
Puerto Rico (continued)
Puerto Rico Sales Tax Financing Corp., Series A-1 (RB)
0.00%, 07/01/31 (c) ^	$2,000		$1,638,315
0.00%, 07/01/33 (c) ^	1,500		1,138,334
4.50%, 07/01/34 (c)	1,000		1,000,273
Puerto Rico Sales Tax Financing Corp., Series A-1 (RB) (AG) 0.00%, 07/01/29 (c) ^	1,308		1,157,570
			28,521,850
Rhode Island: 0.3%
Rhode Island Health and Educational Building Corp., Care New England, Series B (RB) 5.00%, 09/01/31 (c)	1,000		1,004,301
South Carolina: 1.8%
Patriots Energy Group Financing Agency, Gas Supply, Series A (RB) 5.25%, 10/01/54 (c) (p)	5,000		5,457,178
South Carolina Jobs-Economic Development Authority Health Facilities, Series B-3 (RB) 4.00%, 12/01/30	500		500,200
South Carolina Jobs-Economic Development Authority, The Woodlands at Furman (RB) 4.00%, 11/15/27 (c)	195		194,224
South Carolina Public Service Authority, Series A (RB) 5.00%, 12/01/31 (c)	525		531,520
			6,683,122
Tennessee: 1.0%
Metropolitan Nashville Airport Authority, Series B (RB) 5.25%, 07/01/35 (c)	500		557,003
New Memphis Arena Public Building Authority, Memphis and Shelby County, Tennessee (RB) 0.00%, 04/01/33 (c) ^	1,000		740,309
Tennessee Corp. Gas Supply, Series A (RB) 5.50%, 10/01/53 (c) (p)	1,000		1,084,852
Tennessee Energy Acquisition Corp., Commodity Project, Series A (RB) 5.00%, 05/01/52 (c) (p)	1,000		1,079,261
Tennessee Energy Acquisition Corp., Gas Project, Series A (RB) 5.25%, 09/01/26	290		293,676
			3,755,101
Texas: 8.9%
Arlington, Texas Higher Education Finance Corp. (RB) 5.00%, 06/15/35 (c)	500		526,552

See Notes to Financial Statements

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(unaudited) (continued)

	Par (000’s	)	Value
Texas (continued)
Austin Convention Enterprises, Inc., Convention Center Hotel, First Tier, Series A (RB) 5.00%, 01/01/33 (c)	$1,200		$1,209,456
Austin Convention Enterprises, Inc., Convention Center Hotel, First Tier, Series A (RB) (SAW) 5.00%, 01/01/26	775		775,603
Austin Convention Enterprises, Inc., Convention Center Hotel, Second Tier, Series A (RB) 5.00%, 01/01/30 (c)	500		503,259
Calhoun County Navigation Industrial Development Authority, Max Midstream Texas LLC Project, Series A (RB) 3.62%, 07/01/26 (c)	1,465		1,425,922
Central Texas Regional Mobility Authority, Series C (RB) 5.00%, 01/01/27 (c)	1,000		1,002,733
City of Austin, Texas Airport System (RB)
5.00%, 11/15/25	625		625,388
5.00%, 11/15/28 (c)	395		395,574
City of Houston, Airport System, Series C (RB) 5.00%, 07/01/27	180		185,504
City of Houston, Airport System, United Airlines, Inc. Terminal E Project (RB) 5.00%, 07/01/29 (c)	2,465		2,465,036
City of Houston, Airport System, United Airlines, Inc. Terminal E Project, Series A (RB) 5.00%, 07/01/27	250		254,922
City of Houston, Continental Airlines, Inc., Terminal Improvement Projects (RB) 6.50%, 07/15/30 (c)	170		170,002
City of Houston, Texas Airport System Special Facilities, United Airlines, Inc., Series C (RB)
5.00%, 07/15/27	2,000		2,040,360
5.00%, 07/15/28	500		514,578
City of Houston, Texas Airport System Special Facilities, United Airlines, Inc., Technical Operations Center Project, Series A (RB) 5.00%, 07/15/28	1,500		1,543,733
	Par (000’s	)	Value
Texas (continued)
City of Houston, Texas Airport System Special Facilities, United Airlines, Inc., Terminal Improvement Projects, Series B (RB)
5.25%, 07/15/34	$500		$542,324
5.50%, 07/15/35 (c)	1,000		1,112,115
5.50%, 07/15/36 (c)	1,000		1,100,089
5.50%, 07/15/37 (c)	1,000		1,093,285
City of Houston, Texas Airport System Special Facilities, United Airlines, Inc., Terminal Improvement Projects, Series B-1 (RB) 5.00%, 07/15/30 (c)	1,000		1,000,015
City of Houston, Texas Airport System Special Facilities, United Airlines, Inc., Terminal Improvement Projects, Series B-2 (RB) 5.00%, 07/15/27	1,750		1,785,315
City of Houston, Texas Airport System, Series A (RB) 5.00%, 07/01/33	500		558,280
Dallas Fort Worth, Texas International Airport, Series A-1 (RB)
5.00%, 11/01/31	500		552,183
5.00%, 11/01/36 (c)	1,000		1,114,588
Harris County, Houston Sports Authority, Junior Lien, Series A (RB) (AG) 5.00%, 11/15/30	500		549,691
Harris County, Houston Sports Authority, Junior Lien, Series H (RB) (NATL) 0.00%, 11/15/29 ^	315		279,062
Lower Colorado River Authority Transmission Contract, Series A (RB) 5.00%, 05/15/36 (c)	1,000		1,156,643
Matagorda County, Navigation District No. 1, Series B-1 (RB) 4.00%, 06/01/30 (c)	750		750,293
Mesquite Health Facility Development Corp., Christian Care Centers, Inc. Project (RB) (NATL) 5.00%, 02/15/30 (c) (d) *	102		1,015
Mission Economic Development Corp., Graphic Packaging International LLC Project (RB) 5.00%, 12/01/64 (p)	250		260,234
Mission Economic Development Corp., Senior Lien, Natgasoline Project (RB) 4.62%, 10/01/31 (c)	2,980		2,990,674

See Notes to Financial Statements

170

	Par (000’s	)	Value
Texas (continued)
New Hope Cultural Education Facilities Finance Corp., Carillon Lifecare Community Project (RB) 4.00%, 07/01/28 (c)	$625		$624,240
New Hope Cultural Education Facilities Finance Corp., Legacy Preparatory Charter Academy, Series A (RB) 5.25%, 08/15/27 (c)	75		73,131
Port Beaumont Navigation District, Texas Dock & Wharf Facility, Series A (RB) 2.62%, 01/01/31 (c)	550		507,931
SA Energy Acquisition Public Facility Corp., Gas Supply (RB) 5.50%, 08/01/27	110		113,540
Tarrant County Cultural Education Facilities Finance Corp., MRC Stevenson Oaks Project, Series A (RB) 6.25%, 11/15/31 (c)	250		250,712
Tarrant County Cultural Education Facilities Finance Corp., Retirement Facility (RB) 4.00%, 05/15/27 (c)	120		119,763
Texas Municipal Gas Acquisition and Supply Corp. I, Series A (RB) 5.25%, 12/15/25	100		100,260
Texas Municipal Gas Acquisition and Supply Corp. III (RB)
5.00%, 12/15/28	350		366,737
5.00%, 12/15/30	1,000		1,072,260
Texas Municipal Gas Acquisition and Supply Corp. V (RB) 5.00%, 01/01/55 (c) (p)	1,000		1,101,403
Texas Municipal Gas Acquisition and Supply Corp., Series D (RB) 6.25%, 12/15/26	345		350,978
			33,165,383
Vermont: 0.3%
Vermont Educational & Health Buildings Financing Agency, Series A (RB) 5.00%, 12/01/31 (c)	1,000		1,009,998
Virgin Islands: 0.3%
Matching Fund Special Purpose Securitization Corp., Virgin Islands, Series A (RB) 5.00%, 10/01/32	1,000		1,042,724
	Par (000’s	)	Value
Virginia: 1.7%
Amherst Industrial Development Authority, Educational Facilities, Sweet Briar College (RB) 4.75%, 09/01/30 (c)	$140		$137,048
Economic Development Authority of Henrico County, Bon Secours Mercy Health, Inc., Series A (RB) 5.00%, 11/01/35	1,000		1,147,629
Peninsula Town Center Community Development Authority (RB) 4.50%, 09/01/28 (c)	230		231,673
Virginia Beach Development Authority, Residential Care Facility, Series A (RB)
5.75%, 09/01/30 (c)	1,000		1,008,123
5.75%, 09/01/33 (c)	1,000		1,114,102
Virginia Small Business Financing Authority, 95 Express Lanes LLC Project (RB)
5.00%, 01/01/34 (c)	500		539,277
5.00%, 07/01/35 (c)	500		534,446
Virginia Small Business Financing Authority, Elizabeth River Crossing OPCO LLC Project (RB) 4.00%, 01/01/31	635		649,328
Virginia Small Business Financing Authority, Residential Care Facilities, Series A (RB) 5.00%, 12/01/34 (c)	1,000		1,088,063
			6,449,689
Washington: 1.2%
King County, Public Hospital District No. 4, Snoqualmie Valley Hospital, Series A (RB) 5.00%, 12/01/25	40		40,064
King County, Washington Public Hospital District No. 1 (GO) 5.00%, 12/01/32 (c)	250		254,375
Washington State Housing Finance Commission (RB) 3.50%, 12/20/35	746		725,761
Washington State, Convention Center Public Facilities District (RB) 4.00%, 07/01/31	2,250		2,319,505
Washington State, Housing Finance Commission, Parkshore Juanita Bay Project, Series B-2 (RB) 3.95%, 07/01/29 (c)	500		500,016

See Notes to Financial Statements

171

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(unaudited) (continued)

	Par (000’s	)	Value
Washington (continued)
Washington State, Housing Finance Commission, Presbyterian Retirement Communities Northwest Projects, Series A (RB)
4.00%, 01/01/26 (c)	$300		$299,809
5.00%, 01/01/31 (c)	365		368,452
			4,507,982
West Virginia: 0.6%
West Virginia Economic Development Authority, Solid Waste Facility, Commercial Metals Company Project (RB) 4.62%, 04/15/55 (c) (p)	1,500		1,525,157
West Virginia Economic Development Authority, Solid Waste Facility, Core Natural Resources, Inc. Project (RB) 5.45%, 01/01/55 (c) (p)	500		537,030
West Virginia Hospital Finance Authority, West Virginia University Health System, Series A (RB) 5.00%, 06/01/26	150		151,551
			2,213,738
Wisconsin: 1.8%
Public Finance Authority, Bonnie Cone Classical Academy, Inc. (RB) 5.00%, 06/15/34 (c)	500		484,436
Public Finance Authority, Celanese Corp., Series C (RB) 4.30%, 11/01/30 (c)	1,000		1,000,504
Public Finance Authority, Foundation Academy Charter School Project (RB) 5.00%, 07/01/35	250		262,218
Public Finance Authority, Living Community First Mortgage (RB) 4.25%, 05/01/29 (c)	295		269,979
Public Finance Authority, Penick Village (RB) 4.00%, 09/01/29 (c)	310		309,543
Public Finance Authority, Pinecrest Academy, Sloan Canyon Campus Project, Series A (RB) 4.00%, 07/15/34 (c)	250		246,102
Public Finance Authority, Prime Healthcare Foundation, Inc., Series A (RB) 5.00%, 12/01/27	950		962,127
Public Finance Authority, UNC Health Southeastern, Series A (RB) 4.00%, 02/01/35 (c)	150		138,826
	Par (000’s	)	Value
Wisconsin (continued)
Public Finance Authority, Waste Management, Inc. Project, Series A-1 (RB) 2.62%, 11/01/25	$1,050		$1,050,000
Public Finance Authority, Wisconsin (RB) 5.50%, 12/15/32 (c)	385		384,429
Public Finance Authority, Wisconsin Education Revenue, Series A (RB)
4.10%, 06/15/26	50		50,173
4.10%, 06/15/26	100		99,468
Public Finance Authority, Wisconsin, Series A-4 (RB) 5.50%, 11/15/32 (c)	250		250,662
Wisconsin Health and Educational Facilities Authority, Chiara Housing and Services Inc., Project (RB) 5.00%, 07/01/35 (c)	240		245,206
Wisconsin Health and Educational Facilities Authority, Prohealth Care, Inc. (RB) 3.00%, 08/15/26 (c)	825		821,993
			6,575,666
Total Municipal Bonds: 98.6% (Cost: $376,747,075)			366,590,844
Other assets less liabilities: 1.4%			5,353,454
NET ASSETS: 100.0%			$371,944,298

See Notes to Financial Statements

172

Definitions:

AG	Assured Guaranty, Inc.
AMBAC	American Municipal Bond Assurance Corp.
BAM	Build America Assurance Co.
CP	Certificate of Participation
FGIC	Financial Guaranty Insurance Co.
FHA	Federal Housing Association
GO	General Obligation
NATL	National Public Finance Guarantee Corp.
RB	Revenue Bond
SA	Special Assessment
SAW	State Aid Withholding
SBG	School Board Guaranteed
ST	Special Tax
TA	Tax Allocation

Footnotes:

(c)	Callable Security — the date disclosed is the date the security may be redeemed by the issuer
(d)	Security in default
(p)	Putable Security — the date disclosed is the date the security may be redeemed by the fund
*	Non-income producing
^	Zero Coupon Bond
∞	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.

See Notes to Financial Statements

173

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(unaudited) (continued)

The summary of inputs used to value the Fund’s investments as of October 31, 2025 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Municipal Bonds
Alabama	$—	$15,418,133	$—	$15,418,133
Arizona	—	5,185,189	—	5,185,189
California	—	58,938,146	—	58,938,146
Colorado	—	7,097,896	—	7,097,896
Connecticut	—	3,424,325	—	3,424,325
District of Columbia	—	366,349	—	366,349
Florida	—	19,328,928	—	19,328,928
Georgia	—	5,610,603	—	5,610,603
Guam	—	6,011,080	—	6,011,080
Hawaii	—	495,703	—	495,703
Illinois	—	34,891,047	—	34,891,047
Indiana	—	3,137,646	—	3,137,646
Iowa	—	1,436,781	—	1,436,781
Kansas	—	851,061	—	851,061
Kentucky	—	4,961,008	—	4,961,008
Louisiana	—	3,858,648	8	3,858,656
Maryland	—	916,823	—	916,823
Massachusetts	—	3,559,191	—	3,559,191
Michigan	—	1,979,039	—	1,979,039
Minnesota	—	1,748,284	—	1,748,284
Missouri	—	1,595,413	—	1,595,413
Montana	—	251,134	—	251,134
Nebraska	—	3,617,521	—	3,617,521
Nevada	—	2,413,325	—	2,413,325
New Hampshire	—	4,940,484	—	4,940,484
New Jersey	—	11,086,996	—	11,086,996
New Mexico	—	1,553,819	—	1,553,819
New York	—	43,331,121	—	43,331,121
North Carolina	—	3,736,873	—	3,736,873
North Dakota	—	529,916	—	529,916
Ohio	—	9,415,525	—	9,415,525
Oklahoma	—	1,770,366	—	1,770,366
Pennsylvania	—	8,202,909	—	8,202,909
Puerto Rico	—	28,521,850	—	28,521,850
Rhode Island	—	1,004,301	—	1,004,301
South Carolina	—	6,683,122	—	6,683,122
Tennessee	—	3,755,101	—	3,755,101
Texas	—	33,165,383	—	33,165,383
Vermont	—	1,009,998	—	1,009,998
Virgin Islands	—	1,042,724	—	1,042,724
Virginia	—	6,449,689	—	6,449,689
Washington	—	4,507,982	—	4,507,982
West Virginia	—	2,213,738	—	2,213,738
Wisconsin	—	6,575,666	—	6,575,666
Total	$—	$366,590,836	$8	$366,590,844

See Notes to Financial Statements

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October 31, 2025 (unaudited)

	Par (000’s	)	Value
MUNICIPAL BONDS: 98.8%
Alabama: 3.7%
Black Belt Energy Gas District, Project No. 4, Series A (RB) 4.00%, 12/01/49 (c) (p)	$1,360		$1,362,857
Black Belt Energy Gas District, Project No. 7, Series C-1 (RB) 4.00%, 10/01/52 (c) (p)	2,200		2,215,392
Black Belt Energy Gas District, Series D-1 (RB) 5.50%, 06/01/49 (c) (p)	1,000		1,061,658
Black Belt Energy Gas District, Series E (RB) 5.00%, 05/01/53 (p)	1,000		1,052,374
Energy Southeast A Cooperative District, Energy Supply, Series A (RB) 5.50%, 11/01/53 (c) (p)	1,710		1,887,343
Jefferson County (RB) 5.00%, 09/15/28 (c)	525		540,458
Lower Alabama Gas District, Project No. 2 (RB) (SAW) 4.00%, 12/01/50 (c) (p)	1,500		1,501,266
Southeast Energy Authority, Cooperative District Commodity Supply, Series A (RB) 5.25%, 01/01/54 (c) (p)	1,000		1,062,309
			10,683,657
Arizona: 2.3%
Arizona Department of Transportation State Highway Fund Revenue (RB) 5.00%, 07/01/30 (c)	835		847,111
5.00%, 07/01/31 (c)	1,050		1,065,229
Arizona Industrial Development Authority, Series A (RB) 5.00%, 11/01/28 (c)	500		523,336
City of Mesa, Arizona Utility System (RB) 4.00%, 07/01/31 (c)	1,550		1,559,430
City of Phoenix Civic Improvement Corp. (RB) 5.00%, 07/01/29 (c)	620		629,238
Maricopa County Industrial Development Authority, Banner Health, Series A (RB) 5.00%, 01/01/26	700		702,189
5.00%, 01/01/53 (c) (p)	500		504,425
Salt River Project Agricultural Improvement & Power District, Series A (RB) 5.00%, 01/01/26	500		501,858
5.00%, 01/01/27	500		513,970
			6,846,786
California: 15.5%
Bay Area Toll Authority, San Francisco Bay Area, Series A (RB) 2.95%, 04/01/47 (c) (p)	1,130		1,130,364
	Par (000’s	)	Value
California (continued)
Beverly Hills, California Unified School District (GO) 0.00%, 08/01/30 ^	$1,000		$895,415
California Community Choice Financing Authority, Clean Energy Project, Series A-1 (RB) 4.00%, 05/01/53 (c) (p)	500		511,332
California Community Choice Financing Authority, Clean Energy Project, Series B-1 (RB) 4.00%, 02/01/52 (c) (p)	4,000		4,088,095
5.00%, 07/01/53 (c) (p)	1,000		1,057,952
California Community Choice Financing Authority, Clean Energy Project, Series D (RB) 5.50%, 05/01/54 (c) (p)	1,000		1,065,606
California Community Choice Financing Authority, Clean Energy Project, Series E-1 (RB) 5.00%, 02/01/54 (c) (p)	500		540,055
California Community Choice Financing Authority, Clean Energy Project, Series G-1 (RB) 5.25%, 11/01/54 (c) (p)	1,000		1,074,739
California Health Facilities Financing Authority, Cedars-Sinai Medical Center, Series A (RB) 5.00%, 08/15/31 (c)	310		315,860
California Health Facilities Financing Authority, Kaiser Permanente, Series A-1 (RB) 5.00%, 11/01/27	500		526,724
California Infrastructure and Economic Development Bank, Series B (RB) 5.00%, 11/01/29 (c)	500		533,863
California Infrastructure and Economic Development Bank, Series B-2 (RB) 3.00%, 10/01/47 (c) (p)	500		500,505
California State Public Works Board, Sacramento Region New Natural Resources Headquarters, Series C (RB) 5.00%, 11/01/29	675		741,301
California State Public Works Board, Various Capital Projects, Series B (RB) 5.00%, 10/01/26	830		848,249
5.00%, 10/01/28 (c)	785		822,954
California State Public Works Board, Various Correctional Facilities, Series D (RB) 5.00%, 09/01/26	500		509,934

See Notes to Financial Statements

175

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(unaudited) (continued)

	Par (000’s	)	Value
California (continued)
California State University, Series B-3 (RB) 3.12%, 11/01/51 (c) (p)	$500		$499,903
California Statewide Communities Development Authority, Pollution Control, Southern California Edison Company, Series A (RB) 1.75%, 09/01/29 (c)	2,500		2,337,597
City and County of San Francisco, Moscone Convention Center Expansion Project, Series B (CP) 4.00%, 04/01/30 (c)	1,000		1,000,826
City of San Francisco, Public Utilities Commission Water, Series C (RB) 5.00%, 11/01/28	500		542,585
East County, California Advanced Water Purification Joint Powers Authority, Series A (RB) 3.12%, 09/01/26 (c)	500		501,753
Foothill-Eastern Transportation Corridor Agency, Series A (RB) 0.00%, 01/01/27 ^	500		485,616
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement, Series A (RB) (AG) 0.00%, 06/01/26 ^	1,000		984,816
Los Angeles County Metropolitan Transportation Authority, Sales Tax, Series A (RB) 5.00%, 07/01/31 (c)	795		832,002
Los Angeles Unified School District, Series A (GO) 5.00%, 07/01/30 (c)	1,720		1,900,910
Los Angeles Unified School District, Series B (GO) 5.00%, 07/01/30 (c)	500		508,256
Oakland, California Unified School District (GO) 5.00%, 08/01/26	380		387,097
Public Facilities Financing Authority of the City of San Diego, Subordinated Water, Series B (RB) 5.00%, 08/01/27 (c)	500		509,565
San Bernardino Community College District, Series A (GO) 4.00%, 08/01/49 (c)	540		556,465
San Francisco, California City & County Public Utilities Commission Wastewater, Series A (RB) 5.00%, 10/01/26	1,000		1,023,538
	Par (000’s	)	Value
California (continued)
State of California, Department of Water Resources, Series BB (RB) 5.00%, 12/01/26	$500		$514,674
State of California, Various Purpose (GO) 5.00%, 09/01/26	1,000		1,020,448
5.00%, 11/01/26	915		937,739
5.00%, 04/01/27	750		776,699
5.00%, 08/01/27	1,305		1,362,876
5.00%, 09/01/27	1,000		1,046,565
5.00%, 10/01/27	500		524,399
5.00%, 10/01/27	1,000		1,048,799
5.00%, 10/01/27	530		555,863
5.00%, 09/01/28	1,000		1,070,694
5.00%, 11/01/28	910		978,165
5.00%, 11/01/28 (c)	1,000		1,050,481
5.00%, 10/01/29 (c)	1,000		1,009,330
5.00%, 10/01/29	1,000		1,097,341
5.00%, 04/01/30	2,910		3,231,850
5.00%, 09/01/30 (c)	1,095		1,115,487
5.00%, 10/01/30 (c)	750		823,990
			45,399,277
Colorado: 2.0%
Boulder Larimer & Weld Counties, St. Vrain Valley School District, Series C (GO) (SAW) 5.00%, 12/15/35 (c)	500		513,124
City of Colorado Springs, Colorado Utilities System, Series A-1 (RB) 5.00%, 11/15/26	500		512,353
Colorado Health Facilities Authority, Series A (RB)
5.00%, 11/01/25	500		500,000
5.00%, 11/15/60 (c) (p)	1,000		1,094,107
Jefferson County School District R-1 (GO) 5.00%, 12/15/30 (c)	1,110		1,191,796
Regional Transportation District, Fastracks Project, Series B (RB) 5.00%, 11/01/28	1,000		1,072,209
State of Colorado, Series A (CP) 5.00%, 12/15/26	500		512,865
University of Colorado, Series A-2 (RB) 4.00%, 06/01/34 (c)	500		519,161
			5,915,615
Connecticut: 3.3%
Connecticut State Health and Educational Facilities Authority, Yale University, Series B-1 (RB) 5.00%, 07/01/64 (p)	1,000		1,103,050

See Notes to Financial Statements

176

	Par (000’s	)	Value
Connecticut (continued)
State of Connecticut, Health & Educational Facilities Authority, Series A (RB) 5.00%, 07/01/26	$500		$507,099
State of Connecticut, Series A (RB) 5.00%, 07/01/31	350		394,830
State of Connecticut, Series B (GO) (BAM) 3.00%, 06/01/29	1,000		1,009,566
State of Connecticut, Series E (GO) 5.00%, 11/15/25	670		670,484
State of Connecticut, Transportation Infrastructure Purposes, Series A (RB) 5.00%, 05/01/31	1,650		1,855,824
State of Connecticut, Transportation Infrastructure Purposes, Series A (ST) 5.00%, 05/01/26	1,015		1,026,391
5.00%, 05/01/28	600		634,879
University of Connecticut, Series A (RB) 5.00%, 04/15/26	550		555,543
5.00%, 04/15/29 (c)	1,000		1,057,353
5.00%, 01/15/30 (c)	745		766,408
			9,581,427
Delaware: 0.2%
Delaware Transportation Authority, Series A (RB) 5.00%, 07/01/26	500		507,826
District of Columbia: 1.0%
Metropolitan Washington Airports Authority, Series B (RB) 5.00%, 10/01/28	500		533,924
Washington Convention & Sports Authority, Series A (RB) 5.00%, 10/01/30 (c)	1,000		1,043,015
Washington Metropolitan Area Transit Authority, Series B (RB) 5.00%, 07/01/30 (c)	555		575,624
5.00%, 07/01/31 (c)	650		673,225
			2,825,788
Florida: 2.8%
Central Florida Expressway Authority (RB) (AG) 5.00%, 07/01/27	500		519,330
Central Florida Expressway Authority, Series A (RB) 4.00%, 07/01/31 (c)	1,250		1,258,096
County of Miami-Dade (RB) 5.00%, 10/01/29 (c)	510		519,201
	Par (000’s	)	Value
Florida (continued)
County of Miami-Dade, Florida Water and Sewer System (RB) 5.00%, 10/01/28	$1,000		$1,065,820
Miami Beach Redevelopment Agency (TA) (AG) 5.00%, 02/01/31	500		553,066
Orange County, Florida Tourist Development Tax (RB) 5.00%, 10/01/30	490		543,049
Reedy Creek Improvement District, Series A (GO) 4.00%, 06/01/31 (c)	1,000		1,019,677
South Miami, Florida Health Facilities Authority Hospital Baptist Health (RB) 5.00%, 08/15/29 (c)	710		736,083
State of Florida, Board of Education Full Faith and Credit, Series E (GO) 3.00%, 06/01/30 (c)	1,000		1,000,061
State of Florida, Department of Transportation, Federal Highway Reimbursement, Series A (RB) 5.00%, 07/01/30	880		971,093
			8,185,476
Georgia: 3.9%
Georgia State Road and Tollway Authority (RB) 5.00%, 06/01/29	800		866,964
Main Street Natural Gas, Inc., Series A (RB) 4.00%, 07/01/52 (c) (p)	1,250		1,267,953
Main Street Natural Gas, Inc., Series B (RB) 5.00%, 12/01/52 (c) (p)	500		525,354
5.00%, 07/01/53 (c) (p)	1,000		1,072,146
Main Street Natural Gas, Inc., Series C (RB) 4.00%, 03/01/50 (c) (p)	1,500		1,513,050
4.00%, 08/01/52 (c) (p)	500		502,937
5.00%, 09/01/53 (c) (p)	1,000		1,070,270
Main Street Natural Gas, Inc., Series D (RB) 5.00%, 04/01/54 (c) (p)	2,000		2,171,451
State of Georgia, Series A (GO) 5.00%, 08/01/26	700		712,342
5.00%, 02/01/29 (c)	680		683,950
State of Georgia, Series C (GO) 5.00%, 07/01/26	1,000		1,015,585
			11,402,002
Hawaii: 1.5%
City & County of Honolulu, Hawaii Rail Transit Project, Series B (GO) 5.00%, 03/01/31 (c)	1,930		2,125,576

See Notes to Financial Statements

177

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(unaudited) (continued)

	Par (000’s	)	Value
Hawaii (continued)
City & County of Honolulu, Hawaii Rail Transit Project, Series E (GO) 5.00%, 03/01/26	$785		$790,944
5.00%, 03/01/27	500		516,043
State of Hawaii, Series ET (GO) 3.00%, 10/01/29 (c)	1,000		981,455
			4,414,018
Illinois: 4.2%
Chicago O’Hare International Airport, Series B (RB) (AG) 5.00%, 01/01/26	500		501,605
Chicago O’Hare International Airport, Series C (RB) 5.00%, 01/01/26	315		316,011
Chicago O’Hare International Airport, Series D (RB) 5.00%, 01/01/30	500		545,867
City of Chicago, Series A (GO) 5.00%, 01/01/27	365		369,669
5.00%, 01/01/30	2,000		2,086,562
City of Chicago, Series B (GO) 4.00%, 01/01/30	358		360,680
Illinois Finance Authority, Clean Water Initiative (RB) 5.00%, 07/01/27	685		711,596
5.00%, 01/01/28	500		525,050
Illinois Finance Authority, Northshore University Health System, Series A (RB) (AG) 5.00%, 08/15/26	500		508,476
Illinois State Toll Highway Authority, Series A (RB) 5.00%, 01/01/27	415		425,584
Illinois State Toll Highway Authority, Series C (RB) 5.00%, 01/01/27	650		666,578
Illinois State, Series A (GO) 5.00%, 11/01/27	1,000		1,040,286
Regional Transportation Authority of Illinois, Series A (RB) 5.00%, 07/01/28 (c)	735		759,342
State of Illinois (GO) 3.50%, 06/01/29 (c)	685		685,981
State of Illinois, Series A (RB) 4.00%, 06/15/28	580		595,418
State of Illinois, Series D (GO) 5.00%, 11/01/25	1,345		1,345,000
5.00%, 11/01/26	800		816,231
			12,259,936
Indiana: 0.9%
Indiana Finance Authority, Midwestern Disaster Relief, Series A (RB) 4.25%, 11/01/30	1,545		1,580,955
	Par (000’s	)	Value
Indiana (continued)
Indiana Finance Authority, Series E (RB) 5.00%, 06/01/29	$935		$1,013,598
			2,594,553
Iowa: 0.5%
PEFA, Inc., Iowa Gas Project (RB) 5.00%, 09/01/49 (c) (p)	1,500		1,520,866
Kansas: 0.2%
County of Butler, Unified School District No. 385 (GO) 4.00%, 09/01/30 (c)	500		511,591
Kentucky: 1.0%
Commonwealth of Kentucky, State Property and Building Commission, Series A (RB) 5.00%, 10/01/30	250		276,459
Kentucky Public Energy Authority, Gas Supply, Series A (RB) 5.25%, 06/01/55 (c) (p)	500		534,629
Kentucky Public Energy Authority, Gas Supply, Series A-1 (RB) 4.00%, 08/01/52 (c) (p)	1,200		1,233,815
Louisville & Jefferson County, Metro Government, Norton Healthcare, Inc., Series C (RB) 5.00%, 10/01/47 (c) (p)	1,000		1,015,188
			3,060,091
Louisiana: 0.6%
St. John Baptist Parish, Louisiana Marathon Oil Co., Series B-2 (RB) 2.38%, 06/01/37 (p)	750		747,395
State of Louisiana, Series A (GO) 5.00%, 02/01/29	1,000		1,077,208
			1,824,603
Maryland: 3.3%
Baltimore County, Maryland (GO) 5.00%, 03/01/30	945		1,044,344
Community Development Administration, Maryland Multifamily Development, Series D-2 (RB) 3.30%, 01/01/29	500		504,503
County of Montgomery, Consolidated Public Improvement, Series A (GO) 4.00%, 08/01/29	750		789,602
State of Maryland, Department of Transportation (RB) 3.00%, 11/01/30 (c)	520		520,023
3.12%, 05/01/31 (c)	855		855,100
4.00%, 11/01/27 (c)	500		500,316
5.00%, 10/01/26	595		607,974

See Notes to Financial Statements

178

	Par (000’s	)	Value
Maryland (continued)
State of Maryland, Department of Transportation, Series B (RB) 4.00%, 05/01/30 (c)	$750		$773,267
State of Maryland, State and Local Facilities Loan, Series A (GO) 5.00%, 03/15/28 (c)	500		515,975
5.00%, 03/15/28	500		528,860
5.00%, 03/15/29	1,000		1,082,137
5.00%, 03/15/31 (c)	1,500		1,655,454
State of Maryland, State and Local Facilities Loan, Series B (GO) 5.00%, 08/01/26	385		391,788
			9,769,343
Massachusetts: 4.9%
Commonwealth of Massachusetts (RB) (NATL) 5.50%, 01/01/27	680		702,149
Commonwealth of Massachusetts, Series A (GO) 5.00%, 01/01/27	710		729,425
5.00%, 05/01/27	500		517,778
5.00%, 07/01/27	500		519,828
Commonwealth of Massachusetts, Series B (GO) 5.00%, 07/01/31 (c)	600		609,656
Commonwealth of Massachusetts, Series C (GO) 5.00%, 10/01/26	400		408,503
5.00%, 05/01/30	1,000		1,108,553
Commonwealth of Massachusetts, Series C (GO) (AG) 5.00%, 05/01/31	2,665		3,010,561
Commonwealth of Massachusetts, Series E (GO) 3.00%, 12/01/25	750		750,005
Massachusetts Development Finance Agency, Harvard University Issue, Series A (RB) 5.00%, 10/15/26	500		511,546
Massachusetts Water Resources Authority, Series B (RB) (AG) 5.25%, 08/01/30	2,000		2,260,311
Massachusetts Water Resources Authority, Series C (RB) 5.00%, 08/01/31 (c)	2,115		2,206,617
5.00%, 08/01/40 (c)	1,000		1,018,303
			14,353,235
Michigan: 0.7%
Michigan State Housing Development Authority, Series A (RB) 3.70%, 04/01/30 (c)	500		500,706
	Par (000’s	)	Value
Michigan (continued)
State of Michigan, Environmental Program (GO) 3.00%, 05/01/30 (c)	$410		$410,769
State of Michigan, Grant Anticipation (RB) 5.00%, 03/15/26	500		503,921
State of Michigan, Trunk Line, Series B (RB) 5.00%, 11/15/27	500		525,000
			1,940,396
Minnesota: 1.6%
Metropolitan Council, Minneapolis & St. Paul Metropolitan Area, Series C (GO) 5.00%, 12/01/26	1,000		1,025,245
Minneapolis & St. Paul, Minnesota Metropolitan Airports Commission, Series A (RB) 5.00%, 01/01/29	1,000		1,071,141
Minneapolis & St. Paul, Minnesota Metropolitan Airports Commission, Series B (RB) 5.00%, 01/01/30 (c)	515		528,099
Minnesota Public Facilities Authority, Series A (RB) 5.00%, 03/01/31	1,000		1,127,682
State of Minnesota, Various Purpose, Series D (GO) 3.00%, 10/01/30 (c)	1,000		1,005,120
			4,757,287
Mississippi: 0.2%
State of Mississippi, Series A (GO) 5.00%, 10/01/29 (c)	430		449,780
Missouri: 0.7%
Curators of the University of Missouri, Series B (RB) 5.00%, 11/01/30	1,400		1,564,434
Missouri State Environmental Improvement and Energy Resources Authority, Water Pollution Control and Drinking Water, Series B (RB) 5.00%, 01/01/26 (c)	500		500,514
			2,064,948
Montana: 0.2%
City of Forsyth, Montana Pollution Control, Northwestern Corp. Colstrip Project (RB) 3.88%, 07/01/28 (c)	500		508,000
Nevada: 0.2%
Clark County, Nevada Airport System, Series A (RB) 5.00%, 07/01/29	500		542,270

See Notes to Financial Statements

179

VANECK SHORT MUNI ETF

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(unaudited) (continued)

	Par (000’s	)	Value
New Jersey: 4.1%
New Jersey Economic Development Authority, New Jersey Transit Corp. Project, Series B (RB) 4.00%, 11/01/25	$660		$660,000
New Jersey Economic Development Authority, School Facilities Construction, Series DDD (RB) 5.00%, 06/15/34 (c)	615		638,677
New Jersey Educational Facilities Authority, Princeton University, Series A (RB) 5.00%, 07/01/64 (c) (p)	1,500		1,669,147
New Jersey Educational Facilities Authority, Princeton University, Series B (RB) 5.00%, 07/01/28 (c)	1,000		1,040,727
New Jersey Health Care Facilities Financing Authority, Greystone Park Psychiatric Hospital Project (RB) 5.00%, 09/15/26	500		509,347
New Jersey Health Care Facilities Financing Authority, Hackensack Meridian Health, Series A (RB) 5.00%, 07/01/29 (c)	660		685,329
New Jersey Health Care Facilities Financing Authority, Valley Health System (RB) 5.00%, 07/01/31 (c)	1,000		1,080,779
New Jersey Transportation Trust Fund Authority, Series A (RB)
5.00%, 12/15/26	500		512,197
5.00%, 06/15/30 (c)	435		440,550
New Jersey Transportation Trust Fund Authority, Series A-1 (RB) 4.10%, 06/15/31 (c)	780		785,048
State of New Jersey, Various Purposes (GO)
2.00%, 06/01/26	500		496,199
2.00%, 06/01/30 (c)	3,000		2,836,843
Tobacco Settlement Financing Corp., Series A (RB) 5.00%, 06/01/31 (c)	500		523,476
			11,878,319
New Mexico: 0.5%
State of New Mexico, Series A (RB) 5.00%, 07/01/27	840		872,614
State of New Mexico, Series B (RB) 5.00%, 07/01/26	535		542,772
			1,415,386
	Par (000’s	)	Value
New York: 14.4%
City of New York, Series A-1 (GO)
5.00%, 09/01/27	$1,000		$1,044,735
5.00%, 08/01/29	1,000		1,084,590
City of New York, Series B-1 (GO) 5.00%, 11/01/30	500		555,499
City of New York, Series C (GO) 5.00%, 09/01/27	1,000		1,044,735
City of New York, Series C (GO) (SD CRED PROG) 5.00%, 08/01/27	500		521,301
City of New York, Series E (GO) 5.00%, 08/01/30 (c)	540		548,087
City of New York, Series F-1 (GO) 5.00%, 03/01/27	410		423,156
County of Suffolk, Series A (GO) (AG) 5.00%, 02/01/26	250		251,448
Long Island Power Authority Electric System (RB) (BAM) 5.00%, 09/01/26	510		520,259
Long Island Power Authority Electric System, Series B (RB) 3.00%, 09/01/55 (c) (p)	1,000		991,095
Metropolitan Transportation Authority, Series B (RB) 5.00%, 11/15/26	500		511,168
Metropolitan Transportation Authority, Series C (RB) 5.25%, 11/15/29 (c)	1,000		1,000,791
Metropolitan Transportation Authority, Series D-1 (RB) 5.00%, 11/15/28 (c)	250		250,177
Metropolitan Transportation Authority, Series E (RB) 5.00%, 11/15/30	1,000		1,103,821
New York City Housing Development Corp., Multi-Family Housing, Series A-2 (RB) 3.25%, 11/01/64 (c) (p)	1,000		1,003,469
New York City Housing Development Corp., Multi-Family Housing, Series B-2 (RB) 3.95%, 11/01/64 (c) (p)	2,500		2,553,021
New York City Transitional Finance Authority Building Aid, Series S-1 (RB) (SAW) 5.00%, 07/15/31	1,250		1,418,180
New York City Transitional Finance Authority, Building Aid, Series S-2 (RB) (SAW) 5.00%, 07/15/31 (c)	1,010		1,071,967

See Notes to Financial Statements

180

	Par (000’s	)	Value
New York (continued)
New York City Transitional Finance Authority, Future Tax Secured Subordinate, Series A-1 (RB) 4.00%, 05/01/31 (c)	$630		$633,014
New York City Transitional Finance Authority, Future Tax Secured Subordinate, Series B-1 (RB) 5.00%, 08/01/31 (c)	690		700,641
New York City Transitional Finance Authority, Series A (RB)
5.00%, 11/01/26	500		511,680
5.00%, 11/01/27	440		460,792
New York City Transitional Finance Authority, Series E-1 (RB) 5.00%, 02/01/30 (c)	1,190		1,222,326
New York City Transitional Finance Authority, Series F (RB) 5.00%, 02/01/27	850		874,975
New York City Transitional Finance Authority, Series G-1 (RB) 4.00%, 11/01/30	1,500		1,599,590
New York State Dormitory Authority, Montefiore Medical Center, Series A (RB) 5.00%, 08/01/30 (c)	1,000		1,033,440
New York State Dormitory Authority, New York Cornell University, Series A (RB) 5.00%, 07/01/26	700		711,234
New York State Dormitory Authority, Personal Income Tax, Series A (RB) 5.00%, 03/15/29	1,000		1,083,449
New York State Dormitory Authority, Personal Income Tax, Series B (RB) 5.00%, 02/15/27	510		525,905
New York State Dormitory Authority, School Districts Bond Financing Program, Series A (RB) (SAW) 5.00%, 10/01/30 (c)	1,325		1,349,265
New York State Dormitory Authority, Series A (RB)
5.00%, 03/15/26	485		488,916
5.00%, 03/15/26	780		786,519
5.00%, 02/15/27	500		515,593
New York State Dormitory Authority, Series B (RB) 5.00%, 03/15/30	500		552,141
New York State Dormitory Authority, Series C (RB) 5.00%, 03/15/28	640		676,335
	Par (000’s	)	Value
New York (continued)
New York State Dormitory Authority, State Sales Tax, Series E (RB) 5.00%, 03/15/26	$680		$685,366
New York State Environmental Facilities Corp., State Clean Water and Drinking Water Revolving Funds, Series B (RB) 5.00%, 06/15/28	605		645,367
New York State Housing Finance Agency, Series A-2 (RB) 2.50%, 11/01/60 (c) (p)	920		907,003
New York State Housing Finance Agency, Series C (RB) 3.80%, 11/01/62 (c) (p)	500		500,158
New York State Housing Finance Agency, Series C-2 (RB) 3.60%, 11/01/63 (c) (p)	500		502,731
New York State Thruway Authority, Series P (RB) 5.00%, 01/01/27	1,000		1,027,011
New York State Urban Development Corp., State Personal Income, Series A (RB)
5.00%, 03/15/27	690		713,347
5.00%, 03/15/28 (c)	500		504,314
New York State Urban Development Corp., State Personal Income, Series C (RB) 5.00%, 03/15/27	500		516,918
New York Transportation Development Corp., Terminal 4 John F. Kennedy International Airport Project, Series C (RB) 5.00%, 12/01/30	1,150		1,262,895
Town of Oyster Bay, Public Improvement, Series B (GO) (AG) 3.25%, 02/01/29 (c)	665		665,552
Triborough Bridge & Tunnel Authority, Series A (RB)
5.00%, 11/15/26	1,000		1,025,119
5.00%, 11/15/27	500		524,695
5.00%, 11/15/28	1,000		1,074,655
Triborough Bridge & Tunnel Authority, Series A-2 (RB) 2.00%, 05/15/45 (p)	875		867,925
Triborough Bridge & Tunnel Authority, Series B (RB) 5.00%, 11/15/28 (c)	1,000		1,068,072
			42,114,442

See Notes to Financial Statements

181

VANECK SHORT MUNI ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

	Par (000’s	)	Value
North Carolina: 2.8%
County of Mecklenburg, Series A (GO) 4.00%, 04/01/29 (c)	$500		$509,826
County of Mecklenburg, Series B (GO) 2.00%, 12/01/30 (c)	250		238,022
County of Wake (RB) 5.00%, 09/01/26	375		382,264
North Carolina Medical Care Commission Hospital, Caromont Health, Series B (RB) 5.00%, 02/01/51 (p)	500		502,303
State of North Carolina, Grant Anticipation Vehicle (RB) 5.00%, 03/01/30 (c)	1,500		1,613,720
State of North Carolina, Series A (GO)
5.00%, 06/01/30 (c)	1,140		1,213,189
5.00%, 06/01/31 (c)	1,100		1,222,080
State of North Carolina, Series A (RB) 5.00%, 05/01/31 (c)	1,000		1,080,985
State of North Carolina, Series B (RB)
3.00%, 05/01/31 (c)	800		797,897
5.00%, 05/01/29 (c)	585		605,628
			8,165,914
Ohio: 2.4%
American Municipal Power, Inc., Combined Hydroelectric Projects, Series A (RB) 5.00%, 02/15/28	500		525,674
City of Columbus, Various Purpose (GO) 5.00%, 04/01/29 (c)	750		785,032
City of Columbus, Various Purpose, Series B (GO) 5.00%, 04/01/31 (c)	1,245		1,348,105
County of Allen, Ohio Hospital Facilities, Mercy Health, Series A (RB)
5.00%, 12/01/29	1,250		1,352,443
5.00%, 08/01/30 (c)	1,030		1,077,825
Ohio Quality Development Authority, American Electric Power Company Project, Series D (RB) 3.20%, 05/01/26	500		498,859
Ohio Turnpike and Infrastructure Commission, Series A (RB) 5.00%, 02/15/31 (c)	500		523,512
Ohio Water Development Authority, Series B (RB) 5.00%, 12/01/27 (c)	1,000		1,024,483
			7,135,933
	Par (000’s	)	Value
Oklahoma: 0.3%
Canadian County, Oklahoma Educational Facilities Authority, Mustang Public Schools Project (RB) 3.00%, 09/01/29 (c)	$330		$328,664
Grand River Dam Authority, Series A (RB) 5.00%, 06/01/31 (c)	515		525,515
			854,179
Oregon: 1.0%
City of Portland, Oregon Sewer System, Series A (RB) 5.00%, 12/01/26	500		512,623
Hillsboro School District No. 1J (GO) (SBG) 5.00%, 06/15/31 (c)	1,000		1,035,337
Jackson County, Oregon School District No. 549C Medford (GO) (SBG) 5.00%, 12/15/28 (c)	1,250		1,251,113
			2,799,073
Pennsylvania: 2.9%
Allegheny County Hospital Development Authority, Series A (RB) 5.00%, 07/15/30 (c)	360		385,422
Allegheny County Sanitary Authority (RB) (BAM) 5.00%, 12/01/27 (c)	500		500,805
Commonwealth of Pennsylvania (GO)
3.00%, 01/01/31 (c)	510		508,598
5.00%, 01/01/26	560		561,898
5.00%, 07/15/27	1,000		1,040,114
5.00%, 09/01/27	1,000		1,043,273
Commonwealth of Pennsylvania (GO) (SBG) 5.00%, 07/15/26	1,000		1,015,908
County of Lehigh, Valley Health Network, Series A (RB) (SBG) 5.00%, 07/01/26	600		607,530
Montgomery County Industrial Development Authority, Series A (RB) 4.10%, 04/01/53 (p)	500		513,827
Montgomery County Industrial Development Authority, Series B (RB) 4.10%, 06/01/29	705		729,113
Pennsylvania Higher Educational Facilities Authority, Trustee of University, Series A (RB) 4.00%, 08/15/31 (c)	1,000		1,006,207
University of Pittsburgh of the Commonwealth, System of Higher Education (RB) 4.00%, 04/15/26 (c)	500		501,957
			8,414,652

See Notes to Financial Statements

182

	Par (000’s	)	Value
Rhode Island: 0.3%
Rhode Island Health and Educational Building Corp., Providence Public Buildings Authority Issue, Series A (RB) (AG) 5.00%, 05/15/26 (c)	$500		$500,699
Tobacco Settlement Financing Corp., Rhode Island, Series A (RB) 5.00%, 06/01/26 (c)	500		502,250
			1,002,949
South Dakota: 0.1%
South Dakota Health and Educational Facilities Authority (RB) 5.00%, 09/01/30 (c)	255		263,159
Tennessee: 1.9%
Metropolitan Government of Nashville and Davidson County (GO)
4.00%, 01/01/31 (c)	545		548,319
5.00%, 07/01/26	525		533,113
Metropolitan Government of Nashville and Davidson County, Vanderbilt University Medical Center, Series A (RB) 5.00%, 07/01/31 (c)	1,000		1,096,525
Shelby County Health Educational & Housing Facilities Board, Baptist Memorial Health, Series B (RB) 5.00%, 09/01/49 (c) (p)	500		529,365
Tennessee Energy Acquisition Corp., Gas Project (RB) 4.00%, 11/01/49 (c) (p)	1,775		1,775,000
Tennessee Energy Acquisition Corp., Gas Project, Series A-1 (RB) 5.00%, 05/01/53 (c) (p)	500		518,241
Tennessee Energy Acquisition Corp., Gas Project, Series B (RB) 5.62%, 09/01/26	500		509,742
			5,510,305
Texas: 8.0%
Austin Independent School District (GO) 5.00%, 08/01/28	505		538,256
Bexar County, Limited Tax (GO) 5.00%, 06/15/27 (c)	500		506,668
Board of Regents of the University of Texas System, Series B (RB) 5.00%, 08/15/29	1,000		1,088,481
City of Dallas, Texas Waterworks and Sewer System, Series A (RB) 5.00%, 10/01/30 (c)	565		575,501
	Par (000’s	)	Value
Texas (continued)
City of San Antonio, Electric and Gas Systems (RB) 5.00%, 02/01/27 (c)	$630		$639,495
Comal Independent School District (GO) 5.00%, 02/01/26	775		779,105
Conroe, Texas Independent School District, Series A (GO) 5.00%, 02/15/27	2,000		2,058,116
Denton Independent School District (GO) 5.00%, 08/15/29	1,000		1,086,973
Ford Bend, Texas Independent School District, Series B (GO) 5.00%, 02/15/28	910		958,797
Fort Bend, Texas Independent School District (GO) 5.00%, 08/15/30 (c)	2,000		2,081,229
Harris County, Texas Cultural Education Facilities Finance Corp., TECO Project (RB) 5.00%, 11/15/30 (c)	850		888,789
Harris County, Texas Toll Road Senior Lien, Series A (RB) 5.00%, 08/15/27	1,000		1,040,925
Houston Texas Utility System, Series A (RB) 5.00%, 11/15/27	1,000		1,047,157
Lower Colorado River Authority, LCRA Transmission Services Corp. Project, Series A (RB) (AG) 5.00%, 05/15/27	500		517,109
North Texas Tollway Authority, First Tier, Series A (RB)
5.00%, 01/01/27	500		513,274
5.00%, 01/01/30 (c)	1,195		1,199,031
5.00%, 01/01/31 (c)	1,675		1,680,650
State of Texas, Transportation Commission, Highway Improvement, Series A (GO) 5.00%, 04/01/30 (c)	500		504,023
Texas Municipal Gas Acquisition & Supply Corp. III (RB) 5.00%, 12/15/26	600		611,047
Texas Municipal Gas Acquisition & Supply Corp. IV, Series A (RB) 5.50%, 01/01/54 (c) (p)	1,000		1,072,382
Texas Transportation Commission Highway Improvement (GO) 5.00%, 04/01/30	1,000		1,102,656
Texas Water Development Board (RB) 5.00%, 04/15/26	1,000		1,010,077

See Notes to Financial Statements

183

VANECK SHORT MUNI ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

	Par (000’s	)	Value
Texas (continued)
Texas Water Development Board, Series A (RB) 5.00%, 04/15/30 (c)	$250		$261,407
Trinity River Authority, Regional Wastewater System (RB) 5.00%, 08/01/30 (c)	670		696,756
University of Houston, Series A (RB) 5.00%, 02/15/26	1,000		1,006,401
			23,464,305
Utah: 0.5%
University of Utah, Series A (RB) 5.00%, 08/01/31 (c)	365		379,141
Utah Transit Authority (RB)
5.00%, 06/15/30	500		554,509
5.00%, 12/15/30	500		560,781
			1,494,431
Virginia: 0.6%
Virginia College Building Authority, 21st Century College and Equipment Programs Educational Facilities, Series C (RB) 5.00%, 02/01/27	600		617,778
Virginia Commonwealth Transportation Board (RB) 5.00%, 03/15/27 (c)	510		519,872
Virginia Public Building Authority, Public Facilities, Series A (RB) 5.00%, 08/01/29 (c)	720		750,256
			1,887,906
Washington: 2.7%
Central Puget Sound Regional Transit Authority, Motor Vehicle Excise Tax Improvement, Series S-1 (RB) 5.00%, 11/01/26	520		532,406
	Par (000’s	)	Value
Washington (continued)
Central Puget Sound Regional Transit Authority, Series S-1 (RB) 5.00%, 11/01/31 (c)	$500		$500,000
Energy Northwest, Project 3 Electric, Series A (RB) 5.00%, 07/01/28 (c)	725		753,510
King County, Washington (GO) 4.00%, 07/01/30 (c)	2,110		2,151,492
State of Washington, Motor Vehicle Fuel Tax, Series A (GO) 5.00%, 06/01/26	1,000		1,013,447
State of Washington, Motor Vehicle Fuel Tax, Series R-A (GO) 5.00%, 08/01/31 (c)	825		839,010
State of Washington, Motor Vehicle Fuel Tax, Series R-A (GO) (SBG) 5.00%, 06/01/31 (c)	1,000		1,106,977
State of Washington, Series D (GO) 5.00%, 08/01/31 (c)	880		915,380
			7,812,222
West Virginia: 0.4%
State of West Virginia, Surface Transportation Improvements, Series A (RB) 5.00%, 09/01/26	1,000		1,018,627
Wisconsin: 0.5%
City of Milwaukee, Series N4 (GO) 5.00%, 04/01/26	750		755,794
Public Finance Authority, Wisconsin Providence St. Joseph Health (RB) 4.00%, 10/01/41 (p)	810		835,314
			1,591,108
Total Municipal Bonds: 98.8% (Cost: $287,323,903)			288,741,681
Other assets less liabilities: 1.2%			3,641,400
NET ASSETS: 100.0%			$292,383,081

Definitions:

AG	Assured Guaranty, Inc.
BAM	Build America Assurance Co.
CP	Certificate of Participation
GO	General Obligation
NATL	National Public Finance Guarantee Corp.
RB	Revenue Bond
SAW	State Aid Withholding
SBG	School Board Guaranteed
SD CRED PROG	Special District Credit Enhancement Program
ST	Special Tax
TA	Tax Allocation

See Notes to Financial Statements

184

Footnotes:

(c)	Callable Security — the date disclosed is the date the security may be redeemed by the issuer
(p)	Putable Security — the date disclosed is the date the security may be redeemed by the fund
^	Zero Coupon Bond

The summary of inputs used to value the Fund’s investments as of October 31, 2025 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Municipal Bonds *	$—	$288,741,681	$—	$288,741,681

*	See Schedule of Investments for geographic sectors.

See Notes to Financial Statements

185

VANECK ETF TRUST

STATEMENTS OF ASSETS AND LIABILITIES

October 31, 2025 (unaudited)

	CEF Muni Income ETF	Emerging Markets High Yield Bond ETF	Fallen Angel High Yield Bond ETF	Green Bond ETF
Assets:
Investments, at value (1)
Unaffiliated issuers (2)	$189,868,527	$427,185,986	$3,013,204,404	$155,519,357
Short-term investments held as collateral for securities loaned (3)	—	23,309,264	309,815,339	3,368,628
Cash	—	5,290,489	48,593,738	1,264,672
Cash denominated in foreign currency, at value (4)	—	4,819	—	320
Receivables:
Investment securities sold	—	17,377,317	37,433,996	2,626,404
Shares of beneficial interest sold	—	—	1,477,918	3,665,332
Dividends and interest	734,644	7,583,202	44,949,721	1,559,479
Total assets	190,603,171	480,751,077	3,455,475,116	168,004,192
Liabilities:
Payables:
Investment securities purchased	—	17,423,209	59,099,252	6,998,324
Collateral for securities loaned	—	23,309,264	309,815,339	3,368,628
Line of credit	137,043	—	—	—
Due to Adviser	63,175	147,643	661,984	25,677
Deferred Trustee fees	4,195	40,196	67,963	1,073
Accrued expenses	1,633	278	—	—
Total liabilities	206,046	40,920,590	369,644,538	10,393,702
NET ASSETS	$190,397,125	$439,830,487	$3,085,830,578	$157,610,490
Shares outstanding	8,625,000	21,900,000	104,400,000	6,450,000
Net asset value, redemption and offering price per share	$22.08	$20.08	$29.56	$24.44
Net Assets consist of:
Aggregate paid-in capital	$245,468,816	$653,742,252	$3,595,986,208	$165,215,637
Total distributable loss	(55,071,691)	(213,911,765)	(510,155,630)	(7,605,147)
NET ASSETS	$190,397,125	$439,830,487	$3,085,830,578	$157,610,490
(1) Includes Investment in securities on loan, at market value	$—	$24,860,398	$319,621,257	$11,511,092
(2) Cost of investments - Unaffiliated issuers	$204,987,264	$427,016,442	$2,995,889,199	$157,879,667
(3) Cost of short-term investments held as collateral for securities loaned	$—	$23,309,264	$309,815,339	$3,368,628
(4) Cost of cash denominated in foreign currency	$—	$4,527	$—	$323

See Notes to Financial Statements

186

VANECK ETF TRUST

STATEMENTS OF ASSETS AND LIABILITIES

October 31, 2025 (unaudited)

	High Yield Muni ETF	IG Floating Rate ETF	Intermediate Muni ETF	Long Muni ETF
Assets:
Investments, at value (1)
Unaffiliated issuers (2)	$3,536,907,742	$2,544,513,087	$2,038,797,236	$631,754,685
Short-term investments held as collateral for securities loaned (3)	—	2,916,621	—	—
Cash	30,078,721	13,627,271	15,112,377	8,128,183
Receivables:
Investment securities sold	2,260,532	112,690,166	—	—
Dividends and interest	52,969,260	15,555,596	25,385,876	8,193,390
Total assets	3,622,216,255	2,689,302,741	2,079,295,489	648,076,258
Liabilities:
Payables:
Investment securities purchased	32,925,658	115,120,148	13,757,795	7,420,662
Collateral for securities loaned	—	2,916,621	—	—
Due to Adviser	968,554	305,083	312,102	127,440
Deferred Trustee fees	3,184	21,618	3,000	1,517
Accrued expenses	—	608	—	—
Total liabilities	33,897,396	118,364,078	14,072,897	7,549,619
NET ASSETS	$3,588,318,859	$2,570,938,663	$2,065,222,592	$640,526,639
Shares outstanding	70,346,401	100,550,000	43,898,916	36,250,000
Net asset value, redemption and offering price per share	$51.01	$25.57	$47.04	$17.67
Net Assets consist of:
Aggregate paid-in capital	$3,974,968,785	$2,553,560,694	$2,105,029,286	$674,811,012
Total distributable earnings (loss)	(386,649,926)	17,377,969	(39,806,694)	(34,284,373)
NET ASSETS	$3,588,318,859	$2,570,938,663	$2,065,222,592	$640,526,639
(1) Includes Investment in securities on loan, at market value	$—	$6,328,987	$—	$—
(2) Cost of investments - Unaffiliated issuers	$3,672,481,785	$2,535,922,089	$2,043,181,021	$646,311,429
(3) Cost of short-term investments held as collateral for securities loaned	$—	$2,916,621	$—	$—

See Notes to Financial Statements

187

VANECK ETF TRUST

STATEMENTS OF ASSETS AND LIABILITIES

October 31, 2025 (unaudited)

	Moody’s Analytics BBB Corporate Bond ETF	Moody’s Analytics IG Corporate Bond ETF	Short High Yield Muni ETF	Short Muni ETF
Assets:
Investments, at value (1)
Unaffiliated issuers (2)	$8,584,991	$14,450,637	$366,590,844	$288,741,681
Short-term investments held as collateral for securities loaned (3)	238,357	315,096	—	—
Cash	26,391	65,179	2,830,345	403,235
Receivables:
Investment securities sold	640,141	662,364	—	—
Shares of beneficial interest sold	—	—	—	1,735,211
Dividends and interest	95,828	162,696	5,302,341	3,782,478
Total assets	9,585,708	15,655,972	374,723,530	294,662,605
Liabilities:
Payables:
Investment securities purchased	603,683	651,612	2,678,520	2,260,532
Collateral for securities loaned	238,357	315,096	—	—
Due to Adviser	1,866	2,478	100,712	17,192
Deferred Trustee fees	—	—	—	1,600
Accrued expenses	—	—	—	200
Total liabilities	843,906	969,186	2,779,232	2,279,524
NET ASSETS	$8,741,802	$14,686,786	$371,944,298	$292,383,081
Shares outstanding	400,000	675,000	16,300,000	16,850,000
Net asset value, redemption and offering price per share	$21.85	$21.76	$22.82	$17.35
Net Assets consist of:
Aggregate paid-in capital	$10,005,705	$16,763,806	$410,578,093	$295,352,761
Total distributable loss	(1,263,903)	(2,077,020)	(38,633,795)	(2,969,680)
NET ASSETS	$8,741,802	$14,686,786	$371,944,298	$292,383,081
(1) Includes Investment in securities on loan, at market value	$193,057	$424,433	$—	$—
(2) Cost of investments - Unaffiliated issuers	$8,564,573	$14,546,542	$376,747,075	$287,323,903
(3) Cost of short-term investments held as collateral for securities loaned	$238,357	$315,096	$—	$—

See Notes to Financial Statements

188

VANECK ETF TRUST

STATEMENTS OF OPERATIONS

For the Six Months Ended October 31, 2025 (unaudited)

	CEF Muni Income ETF	Emerging Markets High Yield Bond ETF	Fallen Angel High Yield Bond ETF	Green Bond ETF
Income:
Dividends	$3,970,002	$—	$—	$4,047
Interest	2,846	14,324,107	94,928,511	3,092,462
Securities lending income	—	96,699	1,155,582	13,000
Net foreign taxes withheld	—	(13,496)	—	(33)
Total income	3,972,848	14,407,310	96,084,093	3,109,476
Expenses:
Management fees	349,171	821,815	3,743,592	138,643
Interest	7,210	278	72,798	212
Taxes	—	—	3,500	—
Total expenses	356,381	822,093	3,819,890	138,855
Net investment income	3,616,467	13,585,217	92,264,203	2,970,621

Net realized gain (loss) on:
Investments	(2,602,808)	(2,334,030)	4,074,818	(723,706)
In-kind redemptions	252,312	—	7,318,587	—
Capital gain distributions from investment companies	2,096	—	—	—
Foreign currency transactions and foreign denominated assets and liabilities	—	—	—	115
Net realized gain (loss)	(2,348,400)	(2,334,030)	11,393,405	(723,591)

Net change in unrealized appreciation (depreciation) on:
Investments	12,523,258	15,675,420	114,595,698	3,200,001
Foreign currency translations and foreign denominated assets and liabilities	—	62	—	(89)
Net change in unrealized appreciation (depreciation)	12,523,258	15,675,482	114,595,698	3,199,912
Net increase in net assets resulting from operations	$13,791,325	$26,926,669	$218,253,306	$5,446,942

See Notes to Financial Statements

189

VANECK ETF TRUST

STATEMENTS OF OPERATIONS

For the Six Months Ended October 31, 2025 (unaudited)

	High Yield Muni ETF	IG Floating Rate ETF	Intermediate Muni ETF	Long Muni ETF
Income:
Interest	$80,586,283	$65,167,569	$30,345,278	$11,383,141
Securities lending income	—	29,305	—	—
Net foreign taxes reclaimed	—	19,785	—	—
Total income	80,586,283	65,216,659	30,345,278	11,383,141
Expenses:
Management fees	5,428,980	1,754,344	1,752,518	661,933
Interest	—	2,657	—	—
Taxes	—	3,500	—	—
Total expenses	5,428,980	1,760,501	1,752,518	661,933
Net investment income	75,157,303	63,456,158	28,592,760	10,721,208

Net realized gain (loss) on:
Investments	(19,349,154)	1,491,625	(1,664,966)	(1,163,400)
In-kind redemptions	—	7,836	(4,802,028)	(1,190,596)
Net realized gain (loss)	(19,349,154)	1,499,461	(6,466,994)	(2,353,996)

Net change in unrealized appreciation (depreciation) on:
Investments	69,971,271	14,477,093	81,961,239	17,961,255
Net change in unrealized appreciation (depreciation)	69,971,271	14,477,093	81,961,239	17,961,255
Net increase in net assets resulting from operations	$125,779,420	$79,432,712	$104,087,005	$26,328,467

See Notes to Financial Statements

190

VANECK ETF TRUST

STATEMENTS OF OPERATIONS

For the Six Months Ended October 31, 2025 (unaudited)

	Moody’s Analytics BBB Corporate Bond ETF	Moody’s Analytics IG Corporate Bond ETF	Short High Yield Muni ETF	Short Muni ETF
Income:
Interest	$224,553	$339,293	$6,710,177	$3,732,717
Securities lending income	190	613	—	—
Total income	224,743	339,906	6,710,177	3,732,717
Expenses:
Management fees	10,885	13,894	581,627	98,728
Interest	—	—	272	217
Total expenses	10,885	13,894	581,899	98,945
Net investment income	213,858	326,012	6,128,278	3,633,772

Net realized gain (loss) on:
Investments	21,733	(12,963)	(416,936)	(35,348)
In-kind redemptions	—	(193,127)	—	—
Net realized gain (loss)	21,733	(206,090)	(416,936)	(35,348)

Net change in unrealized appreciation (depreciation) on:
Investments	164,446	410,426	7,344,010	4,253,494
Net change in unrealized appreciation (depreciation)	164,446	410,426	7,344,010	4,253,494
Net increase in net assets resulting from operations	$400,037	$530,348	$13,055,352	$7,851,918

See Notes to Financial Statements

191

VANECK ETF TRUST

STATEMENTS OF CHANGES IN NET ASSETS

	CEF Muni Income ETF		Emerging Markets High Yield Bond ETF
	Six Months Ended October 31, 2025 (unaudited)	Year Ended April 30, 2025	Six Months Ended October 31, 2025 (unaudited)	Year Ended April 30, 2025
Operations:
Net investment income	$3,616,467	$9,012,809	$13,585,217	$25,938,183
Net realized loss	(2,348,400)	(1,784,188)	(2,334,030)	(2,773,909)
Net change in unrealized appreciation (depreciation)	12,523,258	9,389,097	15,675,482	12,972,804
Net increase in net assets resulting from operations	13,791,325	16,617,718	26,926,669	36,137,078
Distributions to shareholders from:
Distributable earnings	(5,217,975)	(9,012,809)	(13,327,040)	(25,599,210)
Return of capital	—	(2,116,534)	—	—
Total distributions	(5,217,975)	(11,129,343)	(13,327,040)	(25,599,210)

Share transactions*:
Proceeds from sale of shares	25,039,104	50,638,025	49,497,267	52,633,748
Cost of shares redeemed	(13,163,941)	(107,316,276)	—	(44,468,099)
Net increase (decrease) in net assets resulting from share transactions	11,875,163	(56,678,251)	49,497,267	8,165,649
Total increase (decrease) in net assets	20,448,513	(51,189,876)	63,096,896	18,703,517
Net Assets, beginning of period	169,948,612	221,138,488	376,733,591	358,030,074
Net Assets, end of period	$190,397,125	$169,948,612	$439,830,487	$376,733,591
*Transactions in capital shares:
Shares sold	1,175,000	2,325,000	2,500,000	2,700,000
Shares redeemed	(625,000)	(4,900,000)	—	(2,300,000)
Net increase (decrease)	550,000	(2,575,000)	2,500,000	400,000

See Notes to Financial Statements

192

VANECK ETF TRUST

STATEMENTS OF CHANGES IN NET ASSETS

	Fallen Angel High Yield Bond ETF		Green Bond ETF
	Six Months Ended October 31, 2025 (unaudited)	Year Ended April 30, 2025	Six Months Ended October 31, 2025 (unaudited)	Year Ended April 30, 2025
Operations:
Net investment income	$92,264,203	$189,776,559	$2,970,621	$4,351,794
Net realized gain (loss)	11,393,405	(70,002,632)	(723,591)	(280,516)
Net change in unrealized appreciation (depreciation)	114,595,698	53,395,569	3,199,912	3,196,106
Net increase in net assets resulting from operations	218,253,306	173,169,496	5,446,942	7,267,384
Distributions to shareholders from:
Distributable earnings	(91,582,975)	(192,699,120)	(2,868,635)	(4,213,705)

Share transactions*:
Proceeds from sale of shares	319,229,934	786,605,093	29,118,841	31,139,547
Cost of shares redeemed	(162,048,038)	(891,441,642)	—	—
Net increase (decrease) in net assets resulting from share transactions	157,181,896	(104,836,549)	29,118,841	31,139,547
Total increase (decrease) in net assets	283,852,227	(124,366,173)	31,697,148	34,193,226
Net Assets, beginning of period	2,801,978,351	2,926,344,524	125,913,342	91,720,116
Net Assets, end of period	$3,085,830,578	$2,801,978,351	$157,610,490	$125,913,342
*Transactions in capital shares:
Shares sold	10,950,000	27,250,000	1,200,000	1,300,000
Shares redeemed	(5,550,000)	(31,450,000)	—	—
Net increase (decrease)	5,400,000	(4,200,000)	1,200,000	1,300,000

See Notes to Financial Statements

193

VANECK ETF TRUST

STATEMENTS OF CHANGES IN NET ASSETS

	High Yield Muni ETF		IG Floating Rate ETF
	Six Months Ended October 31, 2025 (unaudited)	Year Ended April 30, 2025	Six Months Ended October 31, 2025 (unaudited)	Year Ended April 30, 2025
Operations:
Net investment income	$75,157,303	$135,543,897	$63,456,158	$103,526,832
Net realized gain (loss)	(19,349,154)	(57,281,419)	1,499,461	4,920,385
Net change in unrealized appreciation (depreciation)	69,971,271	(20,949,688)	14,477,093	(14,494,957)
Net increase in net assets resulting from operations	125,779,420	57,312,790	79,432,712	93,952,260
Distributions to shareholders from:
Distributable earnings	(73,312,940)	(134,451,070)	(62,919,680)	(101,615,875)

Share transactions*:
Proceeds from sale of shares	229,374,678	972,204,595	212,642,275	1,117,835,080
Cost of shares redeemed	(74,344,524)	(429,565,658)	(2,553,238)	(305,607,381)
Net increase in net assets resulting from share transactions	155,030,154	542,638,937	210,089,037	812,227,699
Total increase in net assets	207,496,634	465,500,657	226,602,069	804,564,084
Net Assets, beginning of period	3,380,822,225	2,915,321,568	2,344,336,594	1,539,772,510
Net Assets, end of period	$3,588,318,859	$3,380,822,225	$2,570,938,663	$2,344,336,594
*Transactions in capital shares:
Shares sold	4,550,000	18,900,000	8,350,000	43,900,000
Shares redeemed	(1,500,000)	(8,450,000)	(100,000)	(12,050,000)
Net increase	3,050,000	10,450,000	8,250,000	31,850,000

See Notes to Financial Statements

194

VANECK ETF TRUST

STATEMENTS OF CHANGES IN NET ASSETS

	Intermediate Muni ETF		Long Muni ETF
	Six Months Ended October 31, 2025 (unaudited)	Year Ended April 30, 2025	Six Months Ended October 31, 2025 (unaudited)	Year Ended April 30, 2025
Operations:
Net investment income	$28,592,760	$52,680,081	$10,721,208	$18,841,016
Net realized loss	(6,466,994)	(6,893,106)	(2,353,996)	(1,333,714)
Net change in unrealized appreciation (depreciation)	81,961,239	(20,013,998)	17,961,255	(14,178,375)
Net increase in net assets resulting from operations	104,087,005	25,772,977	26,328,467	3,328,927
Distributions to shareholders from:
Distributable earnings	(28,118,972)	(52,313,452)	(10,294,260)	(18,304,160)

Share transactions*:
Proceeds from sale of shares	147,476,729	331,998,085	117,338,297	132,878,950
Cost of shares redeemed	(108,545,489)	(159,799,860)	(28,733,308)	(22,517,761)
Net increase in net assets resulting from share transactions	38,931,240	172,198,225	88,604,989	110,361,189
Total increase in net assets	114,899,273	145,657,750	104,639,196	95,385,956
Net Assets, beginning of period	1,950,323,319	1,804,665,569	535,887,443	440,501,487
Net Assets, end of period	$2,065,222,592	$1,950,323,319	$640,526,639	$535,887,443
*Transactions in capital shares:
Shares sold	3,200,000	7,250,000	6,800,000	7,450,000
Shares redeemed	(2,400,000)	(3,500,000)	(1,700,000)	(1,250,000)
Net increase	800,000	3,750,000	5,100,000	6,200,000

See Notes to Financial Statements

195

VANECK ETF TRUST

STATEMENTS OF CHANGES IN NET ASSETS

	Moody’s Analytics BBB Corporate Bond ETF		Moody’s Analytics IG Corporate Bond ETF
	Six Months Ended October 31, 2025 (unaudited)	Year Ended April 30, 2025	Six Months Ended October 31, 2025 (unaudited)	Year Ended April 30, 2025
Operations:
Net investment income	$213,858	$445,638	$326,012	$754,150
Net realized gain (loss)	21,733	1,759	(206,090)	(78,665)
Net change in unrealized appreciation (depreciation)	164,446	249,411	410,426	360,343
Net increase in net assets resulting from operations	400,037	696,808	530,348	1,035,828
Distributions to shareholders from:
Distributable earnings	(213,280)	(446,420)	(354,355)	(722,330)

Share transactions*:
Proceeds from sale of shares	—	1,089,022	2,719,641	10,741,686
Cost of shares redeemed	—	(1,079,029)	(9,536,853)	(2,120,683)
Net increase (decrease) in net assets resulting from share transactions	—	9,993	(6,817,212)	8,621,003
Total increase (decrease) in net assets	186,757	260,381	(6,641,219)	8,934,501
Net Assets, beginning of period	8,555,045	8,294,664	21,328,005	12,393,504
Net Assets, end of period	$8,741,802	$8,555,045	$14,686,786	$21,328,005
*Transactions in capital shares:
Shares sold	—	50,000	125,000	500,000
Shares redeemed	—	(50,000)	(450,000)	(100,000)
Net increase (decrease)	—	—	(325,000)	400,000

See Notes to Financial Statements

196

VANECK ETF TRUST

STATEMENTS OF CHANGES IN NET ASSETS

	Short High Yield Muni ETF		Short Muni ETF
	Six Months Ended October 31, 2025 (unaudited)	Year Ended April 30, 2025	Six Months Ended October 31, 2025 (unaudited)	Year Ended April 30, 2025
Operations:
Net investment income	$6,128,278	$10,568,971	$3,633,772	$6,349,401
Net realized loss	(416,936)	(4,004,799)	(35,348)	(316,998)
Net change in unrealized appreciation (depreciation)	7,344,010	4,593,379	4,253,494	2,355,336
Net increase in net assets resulting from operations	13,055,352	11,157,551	7,851,918	8,387,739
Distributions to shareholders from:
Distributable earnings	(5,928,730)	(10,289,255)	(3,648,775)	(6,402,005)

Share transactions*:
Proceeds from sale of shares	46,539,081	18,138,035	23,301,101	27,462,893
Cost of shares redeemed	—	(21,454,447)	—	(18,042,693)
Net increase (decrease) in net assets resulting from share transactions	46,539,081	(3,316,412)	23,301,101	9,420,200
Total increase (decrease) in net assets	53,665,703	(2,448,116)	27,504,244	11,405,934
Net Assets, beginning of period	318,278,595	320,726,711	264,878,837	253,472,903
Net Assets, end of period	$371,944,298	$318,278,595	$292,383,081	$264,878,837
*Transactions in capital shares:
Shares sold	2,050,000	800,000	1,350,000	1,600,000
Shares redeemed	—	(950,000)	—	(1,050,000)
Net increase (decrease)	2,050,000	(150,000)	1,350,000	550,000

See Notes to Financial Statements

197

VANECK ETF TRUST

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period:

	CEF Muni Income ETF
	Six Months		Year Ended April 30,
	Ended October 31, 2025 (unaudited)		2025	2024	2023	2022	2021

Net asset value, beginning of period	$21.05		$20.76	$21.46	$23.53	$29.07	$24.34
Net investment income (a)	0.44		0.93	0.79	0.95	1.14	1.14
Net realized and unrealized gain (loss) on investments	1.23		0.52	(0.57)	(2.00)	(5.56)	4.71
Total from investment operations	1.67		1.45	0.22	(1.05)	(4.42)	5.85
Distributions from:
Net investment income	(0.64)		(0.94)	(0.83)	(1.02)	(1.12)	(1.12)
Return of capital	—		(0.22)	(0.09)	—	—	—
Total distributions	(0.64)		(1.16)	(0.92)	(1.02)	(1.12)	(1.12)
Net asset value, end of period	$22.08		$21.05	$20.76	$21.46	$23.53	$29.07
Total return (b)	8.11%		6.79%	1.16%	(4.53)%	(15.82)%	24.38%

Ratios to average net assets
Expenses (c)	0.41	%(d)	0.41%	0.41%	0.41%	0.40%	0.40%
Expenses excluding interest and taxes (c)	0.40	%(d)	0.40%	0.40%	0.40%	N/A	N/A
Net investment income (c)	4.14	%(d)	4.23%	3.80%	4.30%	4.01%	4.17%
Supplemental data
Net assets, end of period (in millions)	$190		$170	$221	$204	$169	$177
Portfolio turnover rate (e)	4%		12%	14%	15%	15%	11%

(a)	Calculated based upon average shares outstanding
(b)	Returns are not annualized and include adjustments required by U.S. Generally Accepted Accounting Principles and may differ from net asset values and performance reported elsewhere by the Fund.
(c)	The ratios presented do not reflect the Fund’s proportionate share of income and expenses from the Fund’s investment in underlying funds.
(d)	Annualized
(e)	Portfolio turnover rate is not annualized and excludes in-kind transactions.

See Notes to Financial Statements

198

VANECK ETF TRUST

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period:

	Emerging Markets High Yield Bond ETF
	Six Months		Year Ended April 30,
	Ended October 31, 2025 (unaudited)		2025	2024	2023	2022	2021

Net asset value, beginning of period	$19.42		$18.84	$18.19	$19.52	$23.63	$20.54
Net investment income (a)	0.66		1.29	1.15	1.10	1.20	1.29
Net realized and unrealized gain (loss) on investments	0.66		0.55	0.67	(1.25)	(4.11)	3.06
Total from investment operations	1.32		1.84	1.82	(0.15)	(2.91)	4.35
Distributions from:
Net investment income	(0.66)		(1.26)	(1.17)	(1.18)	(1.20)	(1.26)
Net asset value, end of period	$20.08		$19.42	$18.84	$18.19	$19.52	$23.63
Total return (b)	6.90%		9.97%	10.50%	(0.56)%	(12.84)%	21.53%

Ratios to average net assets
Gross expenses (c)	0.40	%(d)	0.40%	0.40%	0.40%	0.40%	0.45%
Net expenses (c)	0.40	%(d)	0.40%	0.40%	0.40%	0.40%	0.40%
Net investment income	6.61	%(d)	6.59%	6.32%	6.08%	5.39%	5.58%
Supplemental data
Net assets, end of period (in millions)	$440		$377	$358	$431	$1,152	$784
Portfolio turnover rate (e)	22%		34%	30%	21%	34%	31%

(a)	Calculated based upon average shares outstanding
(b)	Returns are not annualized and include adjustments required by U.S. Generally Accepted Accounting Principles and may differ from net asset values and performance reported elsewhere by the Fund.
(c)	Periods after April 30, 2021 reflect a unitary management fee structure.
(d)	Annualized
(e)	Portfolio turnover rate is not annualized and excludes in-kind transactions.

See Notes to Financial Statements

199

VANECK ETF TRUST

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period:

	Fallen Angel High Yield Bond ETF
	Six Months		Year Ended April 30,
	Ended October 31, 2025 (unaudited)		2025	2024	2023	2022	2021

Net asset value, beginning of period	$28.30		$28.36	$27.74	$28.94	$32.20	$26.84
Net investment income (a)	0.90		1.80	1.61	1.29	1.19	1.49
Net realized and unrealized gain (loss) on investments	1.26		(0.04)	0.61	(1.15)	(3.22)	5.35
Total from investment operations	2.16		1.76	2.22	0.14	(2.03)	6.84
Distributions from:
Net investment income	(0.90)		(1.82)	(1.60)	(1.34)	(1.23)	(1.48)
Net asset value, end of period	$29.56		$28.30	$28.36	$27.74	$28.94	$32.20
Total return (b)	7.73%		6.31%	8.26%	0.60%	(6.63)%	25.95%

Ratios to average net assets
Gross expenses (c)	0.26	%(d)	0.25%	0.33%	0.35%	0.35%	0.43%
Net expenses (c)	0.26	%(d)	0.25%	0.33%	0.35%	0.35%	0.35%
Net expenses excluding interest and taxes (c)	0.25	%(d)	0.25%	0.33%	0.35%	0.35%	0.35%
Net investment income	6.16	%(d)	6.24%	5.77%	4.68%	3.70%	4.83%
Supplemental data
Net assets, end of period (in millions)	$3,086		$2,802	$2,926	$2,783	$3,826	$4,915
Portfolio turnover rate (e)	25%		43%	71%	31%	44%	27%

(a)	Calculated based upon average shares outstanding
(b)	Returns are not annualized and include adjustments required by U.S. Generally Accepted Accounting Principles and may differ from net asset values and performance reported elsewhere by the Fund.
(c)	Periods after April 30, 2021 reflect a unitary management fee structure.
(d)	Annualized
(e)	Portfolio turnover rate is not annualized and excludes in-kind transactions.

See Notes to Financial Statements

200

VANECK ETF TRUST

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period:

	Green Bond ETF
	Six Months		Year Ended April 30,
	Ended October 31, 2025 (unaudited)		2025	2024	2023	2022	2021

Net asset value, beginning of period	$23.98		$23.22	$23.58	$24.13	$27.16	$26.85
Net investment income (a)	0.52		0.96	0.81	0.63	0.55	0.55
Net realized and unrealized gain (loss) on investments	0.45		0.74	(0.38)	(0.54)	(3.03)	0.28 (b)
Total from investment operations	0.97		1.70	0.43	0.09	(2.48)	0.83
Distributions from:
Net investment income	(0.51)		(0.94)	(0.79)	(0.64)	(0.55)	(0.52)
Net asset value, end of period	$24.44		$23.98	$23.22	$23.58	$24.13	$27.16
Total return (c)	4.06%		7.42%	1.89%	0.41%	(9.30)%	3.07%

Ratios to average net assets
Gross expenses (d)	0.20	%(e)	0.20%	0.20%	0.20%	0.20%	0.65%
Net expenses (d)	0.20	%(e)	0.20%	0.20%	0.20%	0.20%	0.20%
Net investment income	4.29	%(e)	4.03%	3.48%	2.71%	2.07%	2.01%
Supplemental data
Net assets, end of period (in millions)	$158		$126	$92	$75	$95	$84
Portfolio turnover rate (f)	11%		15%	14%	20%	19%	25%

(a)	Calculated based upon average shares outstanding
(b)	The amount shown does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchase of shares in relation to fluctuating market values of the investments of the Fund.
(c)	Returns are not annualized and include adjustments required by U.S. Generally Accepted Accounting Principles and may differ from net asset values and performance reported elsewhere by the Fund.
(d)	Periods after April 30, 2021 reflect a unitary management fee structure.
(e)	Annualized
(f)	Portfolio turnover rate is not annualized and excludes in-kind transactions.

See Notes to Financial Statements

201

VANECK ETF TRUST

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period:

	High Yield Muni ETF
	Six Months		Year Ended April 30,
	Ended October 31, 2025 (unaudited)		2025	2024	2023	2022	2021

Net asset value, beginning of period	$50.24		$51.28	$51.43	$55.18	$62.48	$56.13
Net investment income (a)	1.12		2.23	2.22	2.01	2.09	2.36
Net realized and unrealized gain (loss) on investments	0.74		(1.05)	(0.21)	(3.73)	(7.27)	6.38
Total from investment operations	1.86		1.18	2.01	(1.72)	(5.18)	8.74
Distributions from:
Net investment income	(1.09)		(2.22)	(2.16)	(2.03)	(2.12)	(2.39)
Net asset value, end of period	$51.01		$50.24	$51.28	$51.43	$55.18	$62.48
Total return (b)	3.79%		2.23%	4.04%	(3.11)%	(8.62)%	15.84%

Ratios to average net assets
Expenses	0.32	%(c)	0.32%	0.32%	0.35%	0.35%	0.35%
Net investment income	4.43	%(c)	4.29%	4.37%	3.84%	3.38%	3.91%
Supplemental data
Net assets, end of period (in millions)	$3,588		$3,381	$2,915	$2,800	$3,018	$3,461
Portfolio turnover rate (d)	13%		17%	29%	11%	11%	9%

(a)	Calculated based upon average shares outstanding
(b)	Returns are not annualized and include adjustments required by U.S. Generally Accepted Accounting Principles and may differ from net asset values and performance reported elsewhere by the Fund.
(c)	Annualized
(d)	Portfolio turnover rate is not annualized and excludes in-kind transactions.

See Notes to Financial Statements

202

VANECK ETF TRUST

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period:

	IG Floating Rate ETF
	Six Months		Year Ended April 30,
	Ended October 31, 2025 (unaudited)		2025	2024	2023	2022	2021

Net asset value, beginning of period	$25.40		$25.47	$25.08	$25.07	$25.33	$24.61
Net investment income (a)	0.65		1.42	1.59	0.98	0.14	0.23
Net realized and unrealized gain (loss) on investments	0.17		(0.07)	0.38	(0.09)	(0.25)	0.76
Total from investment operations	0.82		1.35	1.97	0.89	(0.11)	0.99
Distributions from:
Net investment income	(0.65)		(1.42)	(1.58)	(0.88)	(0.15)	(0.27)
Net asset value, end of period	$25.57		$25.40	$25.47	$25.08	$25.07	$25.33
Total return (b)	3.26%		5.42%	8.12%	3.61%	(0.45)%	4.07%

Ratios to average net assets
Gross expenses (c)	0.14	%(d)	0.14%	0.14%	0.14%	0.14%	0.39%
Net expenses (c)	0.14	%(d)	0.14%	0.14%	0.14%	0.14%	0.14%
Net investment income	5.06	%(d)	5.56%	6.31%	3.95%	0.56%	0.93%
Supplemental data
Net assets, end of period (in millions)	$2,571		$2,344	$1,540	$1,146	$1,135	$560
Portfolio turnover rate (e)	38%		110%	89%	55%	78%	72%

(a)	Calculated based upon average shares outstanding
(b)	Returns are not annualized and include adjustments required by U.S. Generally Accepted Accounting Principles and may differ from net asset values and performance reported elsewhere by the Fund.
(c)	Periods after April 30, 2021 reflect a unitary management fee structure.
(d)	Annualized
(e)	Portfolio turnover rate is not annualized and excludes in-kind transactions.

See Notes to Financial Statements

203

VANECK ETF TRUST

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period:

	Intermediate Muni ETF
	Six Months		Year Ended April 30,
	Ended October 31, 2025 (unaudited)		2025	2024	2023	2022	2021

Net asset value, beginning of period	$45.25		$45.86	$46.35	$45.69	$51.62	$48.97
Net investment income (a)	0.68		1.29	1.17	0.97	0.83	0.98
Net realized and unrealized gain (loss) on investments	1.78		(0.62)	(0.50)	0.65	(5.92)	2.72
Total from investment operations	2.46		0.67	0.67	1.62	(5.09)	3.70
Distributions from:
Net investment income	(0.67)		(1.28)	(1.16)	(0.96)	(0.84)	(0.98)
Net realized capital gains	—		—	—	—	— (b)	(0.07)
Total distributions	(0.67)		(1.28)	(1.16)	(0.96)	(0.84)	(1.05)
Net asset value, end of period	$47.04		$45.25	$45.86	$46.35	$45.69	$51.62
Total return (c)	5.50%		1.43%	1.48%	3.59%	(9.99)%	7.59%

Ratios to average net assets
Expenses	0.18	%(d)	0.18%	0.23%	0.24%	0.24%	0.24%
Net investment income	2.94	%(d)	2.79%	2.56%	2.12%	1.64%	1.90%
Supplemental data
Net assets, end of period (in millions)	$2,065		$1,950	$1,805	$1,822	$1,695	$1,801
Portfolio turnover rate (e)	5%		11%	16%	17%	4%	6%

(a)	Calculated based upon average shares outstanding
(b)	Amount represents less than $0.005 per share.
(c)	Returns are not annualized and include adjustments required by U.S. Generally Accepted Accounting Principles and may differ from net asset values and performance reported elsewhere by the Fund.
(d)	Annualized
(e)	Portfolio turnover rate is not annualized and excludes in-kind transactions.

See Notes to Financial Statements

204

VANECK ETF TRUST

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period:

	Long Muni ETF
	Six Months		Year Ended April 30,
	Ended October 31, 2025 (unaudited)		2025	2024	2023	2022	2021

Net asset value, beginning of period	$17.20		$17.66	$17.91	$18.35	$21.68	$20.18
Net investment income (a)	0.33		0.66	0.62	0.52	0.46	0.52
Net realized and unrealized gain (loss) on investments	0.46		(0.48)	(0.26)	(0.46)	(3.26)	1.54
Total from investment operations	0.79		0.18	0.36	0.06	(2.80)	2.06
Distributions from:
Net investment income	(0.32)		(0.64)	(0.61)	(0.50)	(0.46)	(0.52)
Net realized capital gains	—		—	—	—	(0.07)	(0.04)
Total distributions	(0.32)		(0.64)	(0.61)	(0.50)	(0.53)	(0.56)
Net asset value, end of period	$17.67		$17.20	$17.66	$17.91	$18.35	$21.68
Total return (b)	4.69%		0.99%	2.02%	0.40%	(13.26)%	10.31%

Ratios to average net assets
Expenses	0.24	%(c)	0.24%	0.24%	0.24%	0.24%	0.24%
Net investment income	3.89	%(c)	3.68%	3.54%	2.91%	2.15%	2.45%
Supplemental data
Net assets, end of period (in millions)	$641		$536	$441	$313	$216	$228
Portfolio turnover rate (d)	4%		9%	23%	32%	7%	23%

(a)	Calculated based upon average shares outstanding
(b)	Returns are not annualized and include adjustments required by U.S. Generally Accepted Accounting Principles and may differ from net asset values and performance reported elsewhere by the Fund.
(c)	Annualized
(d)	Portfolio turnover rate is not annualized and excludes in-kind transactions.

See Notes to Financial Statements

205

VANECK ETF TRUST

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period:

	Moody’s Analytics BBB Corporate Bond ETF
	Six Months Ended October 31, 2025		Year Ended April 30,				Period Ended April 30,
	(unaudited)		2025	2024	2023	2022	2021 (a)

Net asset value, beginning of period	$21.39		$20.74	$21.11	$21.52	$24.73	$25.00
Net investment income (b)	0.53		1.06	0.99	0.78	0.55	0.22
Net realized and unrealized gain (loss) on investments	0.46		0.66	(0.37)	(0.44)	(3.19)	(0.30)
Total from investment operations	0.99		1.72	0.62	0.34	(2.64)	(0.08)
Distributions from:
Net investment income	(0.53)		(1.07)	(0.99)	(0.75)	(0.57)	(0.19)
Net asset value, end of period	$21.85		$21.39	$20.74	$21.11	$21.52	$24.73
Total return (c)	4.74%		8.42%	3.02%	1.70%	(10.96)%	(0.32)%

Ratios to average net assets
Expenses	0.25	%(d)	0.25%	0.25%	0.25%	0.25%	0.25	%(d)
Net investment income	4.91	%(d)	4.96%	4.78%	3.75%	2.26%	2.14	%(d)
Supplemental data
Net assets, end of period (in millions)	$9		$9	$8	$8	$9	$10
Portfolio turnover rate (e)	31%		59%	62%	91%	48%	35%

(a)	For the period December 2, 2020 (commencement of operations) through April 30, 2021.
(b)	Calculated based upon average shares outstanding
(c)	Returns are not annualized and include adjustments required by U.S. Generally Accepted Accounting Principles and may differ from net asset values and performance reported elsewhere by the Fund.
(d)	Annualized
(e)	Portfolio turnover rate is not annualized and excludes in-kind transactions.

See Notes to Financial Statements

206

VANECK ETF TRUST

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period:

	Moody’s Analytics IG Corporate Bond ETF
	Six Months Ended October 31, 2025		Year Ended April 30,				Period Ended April 30,
	(unaudited)		2025	2024	2023	2022	2021 (a)

Net asset value, beginning of period	$21.33		$20.66	$21.14	$21.61	$24.58	$25.00
Net investment income (b)	0.51		1.02	0.96	0.74	0.52	0.21
Net realized and unrealized gain (loss) on investments	0.45		0.66	(0.48)	(0.49)	(2.96)	(0.45)
Total from investment operations	0.96		1.68	0.48	0.25	(2.44)	(0.24)
Distributions from:
Net investment income	(0.53)		(1.01)	(0.96)	(0.72)	(0.53)	(0.18)
Net asset value, end of period	$21.76		$21.33	$20.66	$21.14	$21.61	$24.58
Total return (c)	4.55%		8.24%	2.36%	1.22%	(10.15)%	(0.97)%

Ratios to average net assets
Expenses	0.20	%(d)	0.20%	0.20%	0.20%	0.20%	0.20	%(d)
Net investment income	4.69	%(d)	4.78%	4.66%	3.53%	2.13%	2.10	%(d)
Supplemental data
Net assets, end of period (in millions)	$15		$21	$12	$13	$13	$15
Portfolio turnover rate (e)	21%		56%	54%	84%	53%	28%

(a)	For the period December 2, 2020 (commencement of operations) through April 30, 2021.
(b)	Calculated based upon average shares outstanding
(c)	Returns are not annualized and include adjustments required by U.S. Generally Accepted Accounting Principles and may differ from net asset values and performance reported elsewhere by the Fund.
(d)	Annualized
(e)	Portfolio turnover rate is not annualized and excludes in-kind transactions.

See Notes to Financial Statements

207

VANECK ETF TRUST

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period:

	Short High Yield Muni ETF
	Six Months		Year Ended April 30,
	Ended October 31, 2025 (unaudited)		2025	2024	2023	2022	2021

Net asset value, beginning of period	$22.34		$22.27	$22.34	$22.86	$25.06	$23.09
Net investment income (a)	0.41		0.75	0.67	0.59	0.58	0.73
Net realized and unrealized gain (loss) on investments	0.47		0.05	(0.06)	(0.50)	(2.18)	1.99
Total from investment operations	0.88		0.80	0.61	0.09	(1.60)	2.72
Distributions from:
Net investment income	(0.40)		(0.73)	(0.68)	(0.61)	(0.60)	(0.75)
Net asset value, end of period	$22.82		$22.34	$22.27	$22.34	$22.86	$25.06
Total return (b)	3.98%		3.59%	2.82%	0.43%	(6.58)%	11.89%

Ratios to average net assets
Expenses	0.34	%(c)	0.35%	0.35%	0.35%	0.35%	0.35%
Net investment income	3.58	%(c)	3.34%	3.04%	2.64%	2.34%	2.98%
Supplemental data
Net assets, end of period (in millions)	$372		$318	$321	$398	$418	$306
Portfolio turnover rate (d)	14%		25%	18%	17%	16%	14%

(a)	Calculated based upon average shares outstanding
(b)	Returns are not annualized and include adjustments required by U.S. Generally Accepted Accounting Principles and may differ from net asset values and performance reported elsewhere by the Fund.
(c)	Annualized
(d)	Portfolio turnover rate is not annualized and excludes in-kind transactions.

See Notes to Financial Statements

208

VANECK ETF TRUST

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period:

	Short Muni ETF
	Six Months		Year Ended April 30,
	Ended October 31, 2025 (unaudited)		2025	2024	2023	2022	2021

Net asset value, beginning of period	$17.09		$16.95	$16.95	$16.89	$18.04	$17.55
Net investment income (a)	0.22		0.41	0.31	0.21	0.15	0.23
Net realized and unrealized gain (loss) on investments	0.27		0.14	0.04	0.10	(1.09)	0.51
Total from investment operations	0.49		0.55	0.35	0.31	(0.94)	0.74
Distributions from:
Net investment income	(0.23)		(0.41)	(0.35)	(0.25)	(0.19)	(0.25)
Net realized capital gains	—		—	—	—	(0.02)	—
Total distributions	(0.23)		(0.41)	(0.35)	(0.25)	(0.21)	(0.25)
Net asset value, end of period	$17.35		$17.09	$16.95	$16.95	$16.89	$18.04
Total return (b)	2.88%		3.26%	2.12%	1.83%	(5.27)%	4.27%

Ratios to average net assets
Expenses	0.07	%(c)	0.07%	0.09%	0.20%	0.20%	0.20%
Net investment income	2.58	%(c)	2.40%	1.86%	1.22%	0.86%	1.26%
Supplemental data
Net assets, end of period (in millions)	$292		$265	$253	$269	$328	$297
Portfolio turnover rate (d)	12%		17%	36%	19%	18%	30%

(a)	Calculated based upon average shares outstanding
(b)	Returns are not annualized and include adjustments required by U.S. Generally Accepted Accounting Principles and may differ from net asset values and performance reported elsewhere by the Fund.
(c)	Annualized
(d)	Portfolio turnover rate is not annualized and excludes in-kind transactions.

See Notes to Financial Statements

209

VANECK ETF TRUST

NOTES TO FINANCIAL STATEMENTS

October 31, 2025 (unaudited)

Note 1—Fund Organization

VanEck ETF Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Trust was incorporated in Delaware as a statutory trust on March 15, 2001. The Trust operates as a series fund, and offers multiple investment portfolios, each of which represents a separate series of the Trust. These financial statements relate only to the investment portfolios listed in the diversification table below (each a “Fund” and, collectively, the “Funds”). Van Eck Associates Corporation (the “Adviser”) serves as the investment adviser for the Funds.

Fund	Diversification Classification

CEF Muni Income ETF (“CEF Muni”)	Diversified
Emerging Markets High Yield Bond ETF (“Emerging Markets High Yield”)	Diversified
Fallen Angel High Yield Bond ETF (“Fallen Angel”)	Diversified
Green Bond ETF (“Green Bond”)	Diversified
High Yield Muni ETF (“High Yield”)	Diversified
IG Floating Rate ETF (“IG Floating Rate”)	Non-Diversified
Intermediate Muni ETF (“Intermediate”)	Diversified
Long Muni ETF (“Long”)	Diversified
Moody’s Analytics BBB Corporate Bond ETF (“Moody’s Analytics BBB”)	Non-Diversified
Moody’s Analytics IG Corporate Bond ETF (“Moody’s Analytics IG”)	Diversified
Short High Yield Muni ETF (“Short High Yield”)	Diversified
Short Muni ETF (“Short”)	Diversified

Each Fund’s investment objective is to replicate as closely as possible, before fees and expenses, the price and yield performance of its index which are listed in the table below.

Fund	Index

CEF Muni	S-Network Municipal Bond Closed-End Fund Index
Emerging Markets High Yield	ICE BofA Diversified High Yield US Emerging Markets Corporate Plus Index
Fallen Angel	ICE US Fallen Angel High Yield 10% Constrained Index
Green Bond	S&P Green Bond U.S. Dollar Select Index
High Yield	ICE Broad High Yield Crossover Municipal Index
IG Floating Rate	MVIS® US Investment Grade Floating Rate Index
Intermediate	ICE Intermediate AMT-Free Broad National Municipal Index
Long	ICE Long AMT-Free Broad National Municipal Index
Moody’s Analytics BBB	MVIS® Moody’s Analytics® US BBB Corporate Bond Index
Moody’s Analytics IG	MVIS® Moody’s Analytics® US Investment Grade Corporate Bond Index
Short High Yield	ICE 1-12 Year Broad High Yield Crossover Municipal Index
Short	ICE Short AMT-Free Broad National Municipal Index

The Funds (except for CEF Muni) expect to use a sampling approach in seeking to achieve their investment objectives. Sampling means that the Adviser uses quantitative analysis to select bonds and other securities that represent a sample of securities in the index in terms of key risk factors, performance attributes and other characteristics. The number of securities in each Fund will be based upon several factors, including asset size of the Fund. The Adviser generally expects each Fund to hold less than the total number of securities in the index, but reserves the right to hold as many securities as it believes necessary to achieve the Fund’s investment objective. CEF Muni seeks to achieve its investment objective by investing in a portfolio of securities in substantially the same weighting as its index.

Note 2—Significant Accounting Policies

The preparation of financial statements in conformity with U.S. Generally Accepted Accounting Principles (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

The Funds are investment companies and follow accounting and reporting requirements of Accounting Standards Codification (“ASC”) 946, Financial Services-Investment Companies.

210

Note 2—Significant Accounting Policies (continued)

The following summarizes the Funds’ significant accounting policies.

A.	Security Valuation

The Funds value their investments in securities and other assets and liabilities at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Funds utilize various methods to measure the fair value of their investments on a recurring basis, which includes a hierarchy that prioritizes inputs to valuation methods used to measure fair value. The fair value hierarchy gives highest priority to unadjusted quoted prices in active markets for identical assets and liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels of the fair value hierarchy are described below:

Level 1 — Quoted prices in active markets for identical securities.

Level 2 — Significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 — Significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

Securities traded on national exchanges are valued at the closing price on the markets in which the securities trade. Securities traded on the NASDAQ Stock Market LLC (“NASDAQ”) are valued at the NASDAQ official closing price. Over-the-counter securities not included on NASDAQ and listed securities for which no sale was reported are valued at the mean of the bid and ask prices. To the extent these securities are actively traded, they are categorized as Level 1 in the fair value hierarchy. Certain foreign securities, whose values may be affected by market direction or events occurring before the Fund’s pricing time (4:00 p.m. Eastern Time) but after the last close of the securities’ primary market, are fair valued using a pricing service and are categorized as Level 2 in the fair value hierarchy. The pricing service considers the correlation of the trading patterns of the foreign security to intraday trading in the U.S. markets, based on indices of domestic securities and other appropriate indicators such as prices of relevant ADR’s and futures contracts. The Funds may also fair value securities in other situations, such as, when a particular foreign market is closed but the Funds are open. Debt securities are valued on the basis of evaluated prices furnished by an independent pricing service or provided by securities dealers. The pricing services may use valuation models or matrix pricing, which consider: (i) yield or price with respect to bonds that are considered comparable in characteristics such as rating, interest rate and maturity date and or (ii) quotations from bond dealers to determine current value, and are categorized as Level 2 in the fair value hierarchy. Short-term debt securities with sixty days or less to maturity are valued at amortized cost, which with accrued interest approximates fair value. Open-end mutual fund investments (including money market funds) are valued at their net asset value each business day and are categorized as Level 1.

The Funds’ Board of Trustees (the “Trustees”) has designated the Adviser as valuation designee to perform the Funds’ fair value determinations, subject to board oversight and certain reporting and other requirements. The Adviser has adopted policies and procedures reasonably designed to comply with the requirements.  Among other things, these procedures allow the Funds to utilize independent pricing services, quotations from securities dealers, and other market sources to determine fair value. The Pricing Committee convenes regularly to review the fair value of financial instruments or other assets. If market quotations for a security or other asset are not readily available, or if the Adviser believes they do not otherwise reflect the fair value of a security or asset, the security or asset will be fair valued by the Pricing Committee in accordance with the Funds’ valuation policies and procedures. The Pricing Committee employs various methods for calibrating the valuation approaches utilized to determine fair value, including a regular review of key inputs and assumptions, periodic comparisons to valuations provided by other independent pricing services, transactional back-testing and disposition analysis.

211

VANECK ETF TRUST

NOTES TO FINANCIAL STATEMENTS

(unaudited) (continued)

Note 2—Significant Accounting Policies (continued)

A.	Security Valuation (continued)

Certain factors such as economic conditions, political events, market trends, the nature of and duration of any restrictions on disposition, trading in similar securities of the issuer or comparable issuers and other security specific information are used to determine the fair value of these securities. Depending on the relative significance of valuation inputs, these securities may be categorized either as Level 2 or Level 3 in the fair value hierarchy. The price which the Funds may realize upon sale of an investment may differ materially from the value presented in the Schedules of Investments.

A summary of the inputs and the levels used to value the Funds’ investments are located in the Schedule of Investments. Additionally, tables that reconcile the valuation of the Funds’ Level 3 investments and that present additional information about valuation methodologies and unobservable inputs, if applicable, are located in the Schedules of Investments.

B.	Federal Income Taxes

It is each Fund’s policy to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its net investment income and net realized capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required.

C.	Distributions to Shareholders

Dividends to shareholders from net investment income, if any, are declared and paid monthly by each fund. Distributions of net realized capital gains, if any, are declared and paid annually. Income dividends, capital gain distributions and return of capital distributions, if any, are determined in accordance with U.S. income tax regulations, which may differ from such amounts determined in accordance with GAAP, due to recharacterization for tax purposes. Dividends and distributions that exceed earnings and profit for tax purposes are reported for tax purposes as a return of capital. A portion of a dividend may be reclassified as a tax return of capital upon the final determination of the Fund’s taxable income which can only be determined after the Fund’s fiscal year end.

D.	Currency Translation

Assets and liabilities denominated in foreign currencies and commitments under foreign currency contracts are translated into U.S. dollars at the closing prices of such currencies each business day as quoted by one or more sources. Purchases and sales of investments are translated at the exchange rates prevailing when such investments are acquired or sold. Foreign denominated income and expenses are translated at the exchange rates prevailing when accrued. The portion of realized and unrealized gains and losses on investments that result from fluctuations in foreign currency exchange rates is not separately disclosed in the financial statements. Such amounts are included with the net realized and unrealized gains and losses on investment securities in the Statements of Operations. Recognized gains or losses attributable to foreign currency fluctuations on foreign currency denominated assets, other than investments, and liabilities are recorded as net realized gain (loss) and net change in unrealized appreciation (depreciation) on foreign currency transactions and foreign denominated assets and liabilities in the Statements of Operations.

E.	Restricted Securities

The Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities, if any, is included in the Schedules of Investments.

212

Note 2—Significant Accounting Policies (continued)

F.	Offsetting Assets and Liabilities

In the ordinary course of business, the Funds enter into transactions subject to enforceable master netting or other similar agreements. Generally, the right of offset in those agreements allows the Funds to offset any exposure to a specific counterparty with any collateral received or delivered to that counterparty based on the terms of the agreements. The Funds may receive cash and or securities as collateral for securities lending. In general, collateral received exceeds the net amount of the unrealized gain/loss or market value of financial instruments. For financial reporting purposes, the Funds present securities lending assets and liabilities on a gross basis in the Statements of Assets and Liabilities. Cash collateral received for securities lending held in the form of money market fund investments, if any, at October 31, 2025 is presented in the Schedules of Investments and in the Statements of Assets and Liabilities. Non-cash collateral is disclosed in Note 9 (Securities Lending).

G.	Segment Reporting

The Funds’ Chief Financial Officer and Treasurer act as the Funds’ chief operating decision maker (CODM), assessing performance and making decisions about resource allocation. The CODM has determined that each Fund has a single operating segment based on the fact that each Fund’s long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, with a defined investment strategy which is executed by the Adviser. The financial information provided to and reviewed by the CODM is presented within the Funds’ financial statements.

H.	Other

Security transactions are accounted for on trade date. Realized gains and losses are determined based on the specific identification method. Interest income, including amortization of premiums and discounts, is accrued using the effective interest method. Dividend income is recorded on the ex-dividend date except that certain dividends from foreign securities are recognized upon notification of the ex-dividend date.

The Funds earn interest income on uninvested cash balances held at the custodian bank. Such amounts, if any, are presented as interest income in the Statements of Operations.

The character of distributions received from certain investments may be comprised of net investment income, capital gains, and return of capital. It is the Funds’ policy to estimate the character of distributions received from these investments based on historical data if actual amounts are not available. After each calendar year end, these investments report the actual tax character of distributions. Differences between the estimated and actual amounts are reflected in the Funds’ records in the year in which they are reported by adjusting the related cost basis of investments, capital gains and income, as necessary.

In the normal course of business, the Funds enter into contracts that contain a variety of general indemnifications. The Funds’ maximum exposure under these agreements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Adviser believes the risk of loss under these arrangements to be remote.

Note 3—Investment Management and Other Agreements

The Adviser receives a management fee, calculated daily and payable monthly based on an annual rate of each Fund’s average daily net assets.

The Funds listed in the table below utilize a unitary management fee structure where the Adviser will pay all Fund expenses, except for the fee payment under the investment management agreement, acquired fund fees and expenses, interest expense, trading expenses, taxes and extraordinary expenses. The unitary management fee rates for the six months ended October 31, 2025 are as follows:

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VANECK ETF TRUST

NOTES TO FINANCIAL STATEMENTS

(unaudited) (continued)

Note 3—Investment Management and Other Agreements (continued)

Fund	Management Fees
CEF Muni	0.40%
Emerging Markets High Yield	0.40
Fallen Angel	0.25
Green Bond	0.20
High Yield	0.32
IG Floating Rate	0.14
Intermediate	0.18
Long	0.24
Moody’s Analytics BBB	0.25
Moody’s Analytics IG	0.20
Short High Yield	0.32	*
Short	0.07

*Prior to September 1, 2025 the management fee rate was 0.35%

In addition, Van Eck Securities Corporation, an affiliate of the Adviser, acts as the Funds’ distributor (the “Distributor”). Certain officers and a Trustee of the Trust are officers, directors or stockholders of the Adviser and Distributor.

At October 31, 2025, the Adviser owned approximately 64% of Moody’s Analytics BBB.

Note 4—Capital Share Transactions

As of October 31, 2025, there were an unlimited number of capital shares of beneficial interest authorized by the Trust with no par value. Fund shares are not individually redeemable and are issued and redeemed at their net asset value per share only through certain authorized broker-dealers (“Authorized Participants”) in blocks of shares (“Creation Units”).

The consideration for the purchase or redemption of Creation Units of the Funds generally consists of the in-kind contribution or distribution of securities constituting the Funds’ underlying index (“Deposit Securities”) plus a balancing cash component to equate the transaction to the net asset value per share of the Fund on the transaction date. Cash may also be substituted in an amount equivalent to the value of certain Deposit Securities, generally as a result of market circumstances, or when the securities are not available in sufficient quantity for delivery, or are not eligible for trading by the Authorized Participant. The Funds may issue Creation Units in advance of receipt of Deposit Securities subject to various conditions, including, for the benefit of the Funds, a requirement to maintain cash collateral on deposit at the custodian equal to at least 115% of the daily marked to market value of the missing Deposit Securities.

Authorized Participants purchasing and redeeming Creation Units may pay transaction fees directly to the transfer agent. In addition, the Funds may impose variable fees on the purchase or redemption of Creation Units for cash, or on transactions effected outside the clearing process, to defray certain transaction costs. These variable fees, if any, are reflected in share transactions in the Statements of Changes in Net Assets.

Note 5—Investments

For the six months ended October 31, 2025, purchases and sales of investments (excluding short-term investments and in-kind capital share transactions) and the purchases and sales of investments resulting from in-kind capital share transactions (excluding short-term investments and U.S. government obligations) were as follows:

			In-Kind Capital Share Transactions
Fund	Purchases	Sales	Purchases	Sales
CEF Muni	$9,085,558	$7,345,437	$25,051,101	$13,149,569
Emerging Markets High Yield	87,387,351	89,174,029	47,837,081	—
Fallen Angel	713,157,572	730,259,223	302,234,096	150,064,248
Green Bond	16,152,286	14,375,870	25,271,581	—
214

Note 5—Investments (continued)

			In-Kind Capital Share Transactions
Fund	Purchases	Sales	Purchases	Sales
High Yield	$679,989,189	$414,346,442	$—	$—
IG Floating Rate	946,171,524	922,648,550	191,408,932	1,583,342
Intermediate	293,121,975	92,087,158	—	108,746,031
Long	143,133,194	24,049,981	—	29,108,074
Moody’s Analytics BBB	2,640,673	2,672,985	—	—
Moody’s Analytics IG	3,017,705	2,960,714	2,679,662	9,421,188
Short High Yield	92,276,401	46,223,348	—	—
Short	58,878,619	32,901,505	—	—

During the six months ended October 31, 2025, the following funds engaged in purchases and sales of investments to funds or other accounts that are managed by the Adviser (or an affiliate of the Adviser). These transactions complied with Rule 17a-7 under the Act. The activity by Fund is summarized in the table as follows:

Fund	Purchases	Sales
High Yield	$5,360,690	$54,324,055
Intermediate	49,217,259	62,981,759
Long	19,370,313	15,443,371
Short High Yield	25,443,830	16,265,812
Short	54,434,408	—

Note 6—Income Taxes

As of October 31, 2025, for Federal income tax purposes, the identified tax cost, gross unrealized appreciation, gross unrealized depreciation and net unrealized appreciation (depreciation) of investments owned were as follows:

Fund	Tax Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
CEF Muni	$204,990,985	$333,405	$(15,455,863)	$(15,122,458)
Emerging Markets High Yield	451,365,772	11,923,130	(12,793,652)	(870,522)
Fallen Angel	3,316,622,739	64,674,467	(58,277,463)	6,397,004
Green Bond	161,317,836	2,057,193	(4,487,044)	(2,429,851)
High Yield	3,673,371,525	56,417,567	(192,881,350)	(136,463,783)
IG Floating Rate	2,539,268,571	9,292,777	(1,131,640)	8,161,137
Intermediate	2,043,880,494	31,139,726	(36,222,984)	(5,083,258)
Long	646,095,956	5,087,644	(19,428,915)	(14,341,271)
Moody’s Analytics BBB	8,806,310	166,618	(149,580)	17,038
Moody’s Analytics IG	14,864,949	157,405	(256,621)	(99,216)
Short High Yield	376,528,592	5,324,003	(15,261,751)	(9,937,748)
Short	288,316,514	3,296,369	(2,871,202)	425,167

As of October 31, 2025, it is anticipated that CEF Muni will have a return of capital at fiscal year-end.

The Funds recognize the tax benefits of uncertain tax positions only where the position is “more-likely-than-not” to be sustained assuming examination by applicable tax authorities. Management has analyzed the Funds’ tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on return filings for all open tax years. The Funds do not have exposure for additional years that might still be open in certain foreign jurisdictions. Therefore, no provision for income tax is required in the Funds’ financial statements. However, the Funds are subject to foreign taxes on the appreciation in value of certain investments. The Funds provide for such taxes on both realized and unrealized appreciation.

The Funds recognize interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statements of Operations. During the six months ended October 31, 2025, the Funds did not incur any interest or penalties.

215

VANECK ETF TRUST

NOTES TO FINANCIAL STATEMENTS

(unaudited) (continued)

Note 6—Income Taxes (continued)

Under the PRC Corporate Income Tax regime, China imposes WHT at a rate of 10% (subject to treaty relief) on PRC-sourced capital gains derived by nonresident enterprises, provided that the nonresident enterprises (i) do not have places of business, establishments or permanent establishments in the PRC; and (ii) are not PRC tax resident enterprises. Capital gains derived on investments through the China Bond Connect Program from the transfer of bonds issued by PRC entities are considered to be non PRC-sourced and therefore not subject to WHT.

PRC rules for taxation of investments through the China Bond Connect Program are evolving and future tax guidance issued by the PRC State Administration of Taxation and/or PRC Ministry of Finance may apply retroactively regarding the tax treatment of capital gains derived from the transfer of Chinese bonds by nonresidents. If the PRC tax authorities were to issue differing formal guidance or tax rules regarding capital gains from Chinese Bond investments made through the Bond Connect Program, and begin collecting capital gains tax, Green Bond and Emerging Markets High Yield Bond could be subject to a tax liability.

Note 7—Principal Risks

Non-diversified funds generally hold securities of fewer issuers than diversified funds (see Note 1) and may be more susceptible to the risks associated with these particular issuers, or to a single economic, political or regulatory occurrence affecting these issuers.

Investments in bonds, including municipal bonds and Funds holding municipal securities, involve risks, including market fluctuations caused by factors such as economic and political developments, changes in interest rates and perceived trends in security prices. The market for municipal bonds may be less liquid than for taxable bonds.

The Emerging Markets High Yield, Fallen Angel, Green Bond, High Yield and Short High Yield may directly or indirectly invest in non-investment grade securities, often referred to as “junk bonds.” Economic downturns may disrupt the high yield market and impair the ability of issuers to repay principal and interest. These high yield securities may involve greater risks and considerations not typically associated with investing in U.S. government bonds and other high quality fixed-income securities. Also, an increase in interest rates would likely have an adverse impact on the value of such obligations. Moreover, high yield securities may be less liquid to the extent that there is no established retail secondary market. These Funds may not be able to sell bonds at desired prices and large purchases or sales of certain high-yield bond issues may cause substantial fluctuations in share price, yield and total return.

Certain Funds invest in foreign securities which may involve a greater degree of risk than investments in domestic securities due to political, economic or social instability. Foreign investments may also be subject to foreign taxes and settlement delays. Since the Funds may have significant investments in foreign debt securities, they may be subject to greater credit and interest risks and greater currency fluctuations than portfolios with significant investments in domestic debt securities.

Additionally, certain Funds may invest in securities of emerging market issuers, which are exposed to a number of risks that may make these investments volatile in price or difficult to trade. Political risks may include unstable governments, nationalization, restrictions on foreign ownership, laws that prevent investors from getting their money out of a country, sanctions and investment restrictions and legal systems that do not protect property risks as well as the laws of the United States. These and other factors can make emerging market securities more volatile and potentially less liquid than securities issued in more developed markets. These risks include devaluation of currencies, currency controls, less reliable information about issuers, different securities transaction clearance and settlement practices, future adverse economic developments and political conflicts, or natural or other disasters.

Green Bond may invest in bonds whose proceeds are used principally for climate mitigation, climate adaption or other environmentally beneficial projects. Some “green” investments may be dependent on government tax incentives and subsidies and on political support for certain environmental technologies and companies.

216

Note 7—Principal Risks (continued)

Moody’s Analytics BBB invests in BBB-rated bonds, which are typically subject to greater risk of downgrade than other investment grade bonds. The risk of downgrade to below-investment grade will be heightened during an economic downturn or a substantial period of rising interest rates. Any downgrade of such bonds would relegate them from the investment grade universe to the high yield (or “junk” bond) universe, which could negatively affect their value.

CEF Muni invests in closed-end funds that may trade at a discount or premium to their net asset value. The Fund is dependent on the performance of underlying funds and are subject to the same risks of investing in municipal bonds. A closed-end fund may be leveraged as part of its investment strategy. As a result, the Fund may be indirectly exposed to the effects of leverage through its investment in the underlying funds. Investments in underlying funds that use leverage may cause the value of the Fund’s shares to be more volatile than if the Fund invested in underlying funds that do not utilize leverage.

A more complete description of risks is included in each Fund’s Prospectus and Statement of Additional Information.

Note 8—Trustee Deferred Compensation Plan

The Trust has a Deferred Compensation Plan (the “Plan”) for Trustees under which the Trustees can elect to defer receipt of their trustee fees until retirement, disability or termination from the Board of Trustees. The fees otherwise payable to the participating Trustees are deemed invested in shares of the Funds as directed by the Trustees.

In prior years, the CEF Muni, Emerging Markets High Yield, Fallen Angel, Green Bond, High Yield, IG Floating Rate, Intermediate, Long and Short adopted a unitary management fee in which the Adviser is responsible for paying all expenses of the Funds. For these Funds, the liability for the Plan which is shown as “Deferred Trustee fees” in the Statements of Assets and Liabilities represents amounts accrued through the date of conversion to a unitary management fee structure. Moody’s Analytics BBB, Moody’s Analytics IG and Short High Yield commenced operations with a unitary management fee, and therefore bear no cost or liabilities relative to the Plan.

Note 9—Securities Lending

To generate additional income, the Funds may lend securities pursuant to a securities lending agreement with the securities lending agent. Each Fund may lend up to 33% of its investments requiring that the loan be continuously collateralized by cash, cash equivalents, U.S. government securities, or any combination of cash and such securities at all times equal to at least 102% (105% for foreign securities) of the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled on the next business day. During the term of the loan, the Funds will continue to receive any dividends, interest or amounts equivalent thereto, on the securities loaned while receiving a fee from the borrower and or earning interest on the investment of the cash collateral. Such fees and interest are shared with the securities lending agent under the terms of the securities lending agreement. Securities lending income is disclosed as such in the Statements of Operations. Cash collateral is maintained on the Funds’ behalf by the lending agent and is invested in the State Street Navigator Securities Lending Government Money Market Portfolio. Non-cash collateral consists of U.S. Treasuries and U.S. Government Agency securities, and is not disclosed in the Fund’s Schedules of Investments or Statements of Assets and Liabilities as it is held by the agent on behalf of the Funds. The Funds do not have the ability to re-hypothecate those securities. Loans are subject to termination at the option of the borrower or the Funds. Upon termination of the loan, the borrower will return to the Fund securities identical to the securities loaned. The Funds bear the risk of delay in recovery of, or even loss of rights in, the securities loaned should the borrower of the securities fail financially. The value of loaned securities and related cash collateral, if any, at October 31, 2025, is presented on a gross basis in the Schedules of Investments and Statements of Assets and Liabilities. The following is a summary of the Funds’ securities on loan and related collateral as of October 31, 2025:

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VANECK ETF TRUST

NOTES TO FINANCIAL STATEMENTS

(unaudited) (continued)

Note 9—Securities Lending (continued)

Fund	Market Value of Securities on Loan	Cash Collateral	Non-Cash Collateral	Total Collateral
Emerging Markets High Yield	$24,860,398	$23,309,264	$3,222,759	$26,532,023
Fallen Angel	319,621,257	309,815,339	23,060,994	332,876,333
Green Bond	11,511,092	3,368,628	8,548,871	11,917,499
IG Floating Rate	6,328,987	2,916,621	3,618,225	6,534,846
Moody’s Analytics BBB	193,057	238,357	23,474	261,831
Moody’s Analytics IG	424,433	315,096	123,778	438,874

The following table presents money market fund investments held as collateral by type of security on loan as of October 31, 2025:

Gross Amount of Recognized Liabilities for Securities Lending Transactions* in the Statements of Assets and Liabilities
Fund	Corporate Bonds
Emerging Markets High Yield	$23,309,264
Fallen Angel	309,815,339
Green Bond	3,368,628
IG Floating Rate	2,916,621
Moody’s Analytics BBB	238,357
Moody’s Analytics IG	315,096

*	Remaining contractual maturity: overnight and continuous

Note 10—Bank Line of Credit

The Funds may participate in a $200 million committed credit facility (the “Facility”) to be utilized for temporary financing until the settlement of sales or purchases of portfolio securities, the repurchase or redemption of shares of the Funds at the request of the shareholders and other temporary or emergency purposes. The Funds have agreed to pay commitment fees, pro rata, based on the unused but available balance. Interest is charged to the Funds based on prevailing market rates in effect at the time of borrowings. During the six months ended October 31, 2025, the following Funds borrowed under this Facility:

Fund	Days Outstanding	Average Daily Loan Balance	Average Interest Rate
CEF Muni	144	$307,331	5.62%
Emerging Markets High Yield	1	1,841,814	5.44
Fallen Angel	11	41,944,889	5.68
Green Bond	7	191,759	5.68
IG Floating Rate	8	2,123,919	5.65
Short High Yield	1	232,467	5.68
Short	8	161,965	5.56

Outstanding loan balances as of October 31, 2025, if any, are reflected in the Statements of Assets and Liabilities.

Note 11—New Accounting Pronouncements and Regulatory Requirements

In December 2023, the Financial Accounting Standards Board issued Accounting Standard Update 2023-09, Improvements to Income Tax Disclosures (ASU 2023-09), which enhances income tax disclosures, including providing specific categories in the rate reconciliation and income taxes paid. The ASU 2023-09 is effective

218

Note 11—New Accounting Pronouncements and Regulatory Requirements (continued)

for fiscal years beginning after December 15, 2024. Management is currently evaluating the impact, if any, of applying the ASU 2023-09 and the disclosure will be included in the annual report.

219

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants.

Proxy Disclosures

Not applicable.

Remuneration Paid to Directors, Officers, and Others

Refer to the financial statements included herein.

220

VANECK ETF TRUST

APPROVAL OF INVESTMENT ADVISORY CONTRACTS

(unaudited)

At a meeting held on June 3, 2025 (the “Renewal Meeting”), the Board of Trustees (the “Board”) of VanEck® ETF Trust (the “Trust,” and the series thereof listed below, the “Funds”), including all of the Trustees that are not interested persons of the Trust (the “Independent Trustees”), approved the continuation of the investment management agreements between the Trust and Van Eck Associates Corporation (the “Adviser”) (the “Investment Management Agreements”) with respect to the VanEck CEF Muni Income ETF, Emerging Markets High Yield Bond ETF, Fallen Angel High Yield Bond ETF, Green Bond ETF, High Yield Muni ETF, HIP Sustainable Muni ETF, IG Floating Rate ETF, Intermediate Muni ETF, Long Muni ETF, Moody’s Analytics BBB Corporate Bond ETF, Moody’s Analytics IG Corporate Bond ETF, Short High Yield Muni ETF and Short Muni ETF.

The Board’s approval of the Investment Management Agreements was based on a comprehensive consideration of all of the information available to the Trustees and was not the result of any single factor. Some of the factors that figured particularly in the Trustees’ deliberations and how the Trustees considered those factors are described below, although individual Trustees may have evaluated the information presented differently, giving different weights to various factors.

In preparation for the Renewal Meeting, the Trustees held a meeting on May 1, 2025. At that meeting, the Trustees discussed the information the Adviser and Broadridge Financial Solutions, Inc. (“Broadridge”), an independent third-party data provider, had provided to them in advance. The information provided to the Trustees included, among other things, information about the performance and expenses of the Funds and the Funds’ peer funds (certain other registered funds), information about the advisory services provided to the Funds and the personnel providing those services, and the profitability (or the absence of profitability) and other benefits enjoyed by the Adviser and its affiliates as a result of the Adviser’s relationships with the Funds. In reviewing performance information for the Funds against their peer groups, the Trustees considered that each Fund, except the VanEck HIP Sustainable Muni ETF, has a different investment objective than the funds in its designated peer group and, therefore, each such Fund’s performance will differ from its peers. In addition, as noted below, the Trustees reviewed certain performance information for each Fund which was not provided by Broadridge and which did not compare each Fund’s performance to the performance of its peer group. The Trustees noted that the peer group performance information did not necessarily provide meaningful direct comparisons to the Funds, except for the VanEck HIP Sustainable Muni ETF. The Trustees further considered that the VanEck HIP Sustainable Muni ETF was expected to be liquidated and terminated shortly after the Renewal Meeting.

The Independent Trustees’ consideration of the Investment Management Agreements was based, in part, on their review of information obtained through discussions with the Adviser at the Renewal Meeting and the May 1, 2025 meeting regarding the management of the Funds and information obtained at other meetings of the Trustees and/or based on their review of the materials provided by the Adviser, including the background and experience of the portfolio managers and others involved in the management and administration of the Funds. The Trustees considered the terms of, and scope of services that the Adviser provides under, the Investment Management Agreements, including the Adviser’s agreement to pay all of the direct expenses of each Fund (excluding the fee payment under the applicable Investment Management Agreement, acquired fund fees and expenses, interest expense, offering costs, trading expenses, taxes and extraordinary expenses).

The Trustees concluded that the Adviser and its personnel have the requisite expertise and skill to manage the Funds’ portfolios. In evaluating the performance of each Fund, the Trustees reviewed various performance metrics, including various data from Broadridge comparing each Fund’s performance to that of certain other registered funds, but relied principally on a comparison of the “gross” performance of each Fund except for the VanEck HIP Sustainable Muni ETF (i.e., measured without regard to the impact of fees and expenses) to the performance of its benchmark index, in each case incorporating any systematic fair value adjustments to the underlying securities. The Trustees considered information from the Adviser regarding the performance of the VanEck HIP Sustainable Muni ETF, an actively managed exchange-traded fund, against its benchmark index and peer funds. The Trustees noted that the VanEck HIP Sustainable Muni ETF had underperformed its benchmark for the one-year period ended December 31, 2024 due to increased

221

VANECK ETF TRUST

APPROVAL OF INVESTMENT ADVISORY CONTRACTS

(unaudited) (continued)

market volatility in the second half of 2024 and an underweight exposure to zero-coupon bonds relative to the benchmark, according to the Adviser.

The Trustees also considered information relating to the financial condition of the Adviser and the current status, as they understood it, of the Adviser’s compliance environment.

As noted above, the Trustees were also provided with various data from Broadridge comparing the Funds’ management fees and total expense ratios to those of certain other registered funds. The Trustees noted that the information provided showed that each Fund (except as noted below) had management fees below the average and median of its respective peer group of funds, each of the VanEck Moody’s Analytics IG Corporate Bond ETF and Short High Yield Muni ETF had management fees below the average and equal to the median of its respective peer group of funds, the VanEck Moody’s Analytics BBB Corporate Bond ETF had management fees above the average and median of its peer group of funds, and the VanEck Green Bond ETF had management fees above the average and equal to the median of its peer group of funds. The Trustees also noted that the information provided showed that each Fund (except as noted below) had a total expense ratio below the average and median of its respective peer group of funds, the VanEck Moody’s Analytics BBB Corporate Bond ETF had a total expense ratio below the average and above the median of its peer group of funds, and the VanEck Green Bond ETF had a total expense ratio below the average and equal to the median of its peer group of funds. The Trustees reviewed the amounts by which certain Funds’ management fees and/or total expense ratios exceeded the average and/or median of their respective peer groups and information provided by the Adviser providing context for these comparisons. The Trustees concluded, in light of this information and the other information available to them, that the management fees paid by the Funds were reasonable in light of the performance of the Funds and the quality of services received.

The Trustees also considered the benefits, other than the fees under the Investment Management Agreements, received by the Adviser from serving as adviser to the Funds.

The Trustees also considered information provided by the Adviser about its overall profitability and profitability or loss in respect of each Fund. The Trustees reviewed each Fund’s asset size and expense ratio and noted that the Investment Management Agreements do not include breakpoints in the advisory fee rates as asset levels in a Fund increase. The Trustees considered the potential variability in the net assets of the Funds and the sustainability of any potential economies of scale which may exist given where fees are currently set. The Trustees also evaluated the extent to which management fees for the Funds may effectively incorporate the benefits of economies of scale. The Trustees also considered the risks being assumed by the Adviser under the unitary fee structure arrangement and the potential expense stability that may inure to the benefit of shareholders of the Funds. Based on the foregoing and the other information available to them, the Trustees determined that the advisory fee rate for each Fund is reasonable and appropriate in relation to the current asset size of each Fund and the other factors discussed above and that the advisory fee rate for each Fund currently reflects an appropriate sharing with shareholders of any economies of scale which may exist. The Trustees also determined that the profits earned by the Adviser with respect to the Funds that were profitable to the Adviser were reasonable in light of the nature and quality of the services received by such Funds.

The Independent Trustees were advised by and met in executive session with their independent counsel at the Renewal Meeting and at their May 1, 2025 meeting as part of their consideration of the Investment Management Agreements.

In voting to approve the continuation of each of the Investment Management Agreements, the Trustees, including the Independent Trustees, concluded that the terms of the Investment Management Agreement are reasonable and fair in light of the services to be performed, expenses to be incurred and such other matters as the Trustees considered relevant in the exercise of their reasonable judgment. The Trustees further concluded that, at the time of their considerations, each of the Investment Management Agreements is in the best interest of the applicable Fund and the Fund’s shareholders.

222

Item 8.	CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Information included in Item 7.

Item 9.	PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Information included in Item 7.

Item 10.	REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Information included in Item 7.

Item 11.	STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

Information included in Item 7.

Item 12.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

Item 13.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

Item 14.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

Item 15.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

No material changes.

Item 16.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c)) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

Item 18.	RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

Not applicable.

Item 19.	EXHIBITS.

(a)(1)	Not applicable.

(a)(2)	Not applicable.

(a)(3)	A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) is attached as Exhibit 99.CERT.

(a)(4)	Not applicable.

(a)(5)	Not applicable.

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 is furnished as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) VANECK ETF TRUST

By (Signature and Title)	/s/ John J. Crimmins, Chief Financial Officer

Date January 8, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Jan F. van Eck, Chief Executive Officer

Date January 8, 2026

By (Signature and Title)	/s/ John J. Crimmins, Chief Financial Officer

Date January 8, 2026